SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.3%
Apparel — 1.2%
NIKE, Inc., Class B	180,416	$ 18,541,352
Auto Manufacturers — 0.7%
Ferrari NV	35,384	10,673,230
Beverages — 3.2%
Monster Beverage Corp.†	969,618	49,547,480
Biotechnology — 3.5%
Genmab A/S ADR†	305,118	8,665,351
Vertex Pharmaceuticals, Inc.†	124,559	45,104,060
		53,769,411
Building Materials — 0.4%
Trex Co., Inc.†	113,110	6,357,913
Chemicals — 0.8%
Sherwin-Williams Co.	54,002	12,863,816
Commercial Services — 0.8%
Verisk Analytics, Inc.	53,187	12,092,596
Computers — 3.5%
Crowdstrike Holdings, Inc., Class A†	66,120	11,688,033
EPAM Systems, Inc.†	26,283	5,718,392
Fortinet, Inc.†	652,353	37,295,021
		54,701,446
Distribution/Wholesale — 2.2%
Copart, Inc.†	797,072	34,688,574
Diversified Financial Services — 4.9%
Visa, Inc., Class A	322,301	75,772,965
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	64,310	9,052,919
Electronics — 0.9%
Amphenol Corp., Class A	72,492	5,839,231
Mettler-Toledo International, Inc.†	8,176	8,054,995
		13,894,226
Healthcare-Products — 7.0%
ABIOMED, Inc. CVR†(1)	29,276	39,815
Align Technology, Inc.†	26,928	4,970,640
Edwards Lifesciences Corp.†	403,529	25,712,868
IDEXX Laboratories, Inc.†	70,992	28,359,174
Intuitive Surgical, Inc.†	160,108	41,983,520
Waters Corp.†	34,638	8,262,202
		109,328,219
Healthcare-Services — 5.6%
UnitedHealth Group, Inc.	163,225	87,416,781
Internet — 12.2%
Alphabet, Inc., Class C†	690,000	86,457,000
Amazon.com, Inc.†	592,434	78,847,041
Netflix, Inc.†	60,610	24,952,531
		190,256,572
Machinery-Diversified — 1.7%
Cognex Corp.	68,012	2,447,752
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
IDEX Corp.	28,043	$ 5,367,710
Otis Worldwide Corp.	239,004	18,453,499
		26,268,961
Pharmaceuticals — 4.7%
Eli Lilly & Co.	68,453	37,918,170
Zoetis, Inc.	228,201	35,827,557
		73,745,727
Retail — 8.0%
Chipotle Mexican Grill, Inc.†	10,447	20,290,163
Costco Wholesale Corp.	85,852	47,428,079
Home Depot, Inc.	78,932	22,471,151
Lululemon Athletica, Inc.†	62,050	24,415,434
Tractor Supply Co.	52,375	10,085,330
		124,690,157
Semiconductors — 8.2%
ASML Holding NV	18,612	11,145,052
Broadcom, Inc.	12,468	10,490,201
Entegris, Inc.	67,085	5,906,163
NVIDIA Corp.	170,784	69,645,715
QUALCOMM, Inc.	279,528	30,465,757
		127,652,888
Software — 22.9%
Adobe, Inc.†	55,204	29,371,840
Autodesk, Inc.†	43,910	8,677,933
Cadence Design Systems, Inc.†	50,873	12,201,889
Manhattan Associates, Inc.†	52,441	10,224,946
Microsoft Corp.	489,293	165,434,856
MSCI, Inc.	31,408	14,810,442
Paycom Software, Inc.	71,259	17,456,317
PTC, Inc.†	42,174	5,922,073
Roper Technologies, Inc.	58,720	28,688,831
ServiceNow, Inc.†	24,850	14,458,973
Synopsys, Inc.†	25,685	12,057,566
Tyler Technologies, Inc.†	24,402	9,099,506
Veeva Systems, Inc., Class A†	144,305	27,809,017
		356,214,189
Telecommunications — 3.3%
Arista Networks, Inc.†	162,131	32,486,189
Motorola Solutions, Inc.	65,863	18,340,211
		50,826,400
TOTAL INVESTMENTS (cost $1,136,803,582)	96.3%	1,498,355,822
Other assets less liabilities	3.7	58,353,382
NET ASSETS	100.0%	$1,556,709,204
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$109,288,404	$—	$39,815	$109,328,219
Other Industries	1,389,027,603	—	—	1,389,027,603
Total Investments at Value	$1,498,316,007	$—	$39,815	$1,498,355,822
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A†	212,319	$ 4,798,409
Airlines — 0.9%
Alaska Air Group, Inc.†	119,490	3,779,469
Apparel — 3.7%
PVH Corp.	91,909	6,833,434
Ralph Lauren Corp.	48,063	5,408,530
Tapestry, Inc.	144,786	3,990,302
		16,232,266
Auto Parts & Equipment — 1.9%
Dana, Inc.	279,777	3,211,840
Goodyear Tire & Rubber Co.†	421,014	5,010,067
		8,221,907
Banks — 10.2%
BankUnited, Inc.	105,526	2,301,522
Comerica, Inc.	143,567	5,656,540
First BanCorp/Puerto Rico	425,596	5,681,707
First Citizens BancShares, Inc., Class A	6,114	8,441,844
First Hawaiian, Inc.	324,922	5,825,851
Texas Capital Bancshares, Inc.†	84,040	4,627,242
Webster Financial Corp.	90,349	3,430,552
Wintrust Financial Corp.	69,120	5,162,573
Zions Bancorp NA	117,304	3,618,828
		44,746,659
Building Materials — 1.3%
Builders FirstSource, Inc.†	52,456	5,692,525
Chemicals — 1.1%
Element Solutions, Inc.	267,281	4,872,533
Commercial Services — 6.6%
ABM Industries, Inc.	124,971	4,916,359
ADT, Inc.	945,095	5,349,238
AMN Healthcare Services, Inc.†	63,550	4,820,903
Herc Holdings, Inc.	54,780	5,849,956
Korn Ferry	67,970	3,093,994
Robert Half, Inc.	68,549	5,125,409
		29,155,859
Computers — 2.6%
Crane NXT Co.	77,891	4,050,332
Genpact, Ltd.	100,666	3,376,338
Lumentum Holdings, Inc.†	99,490	3,901,003
		11,327,673
Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	46,780	7,666,774
Moelis & Co., Class A	94,253	3,924,695
Stifel Financial Corp.	99,258	5,657,706
		17,249,175
Electric — 3.2%
CenterPoint Energy, Inc.	147,510	3,965,069
IDACORP, Inc.	52,549	4,976,915
Portland General Electric Co.	130,990	5,242,220
		14,184,204
Electrical Components & Equipment — 0.9%
Belden, Inc.	58,036	4,114,752
Security Description	Shares or Principal Amount	Value

Electronics — 1.9%
Avnet, Inc.	102,356	$ 4,742,154
Sensata Technologies Holding PLC	119,080	3,796,270
		8,538,424
Engineering & Construction — 4.1%
Dycom Industries, Inc.†	72,881	6,208,004
Fluor Corp.†	186,325	6,202,759
MasTec, Inc.†	93,672	5,567,864
		17,978,627
Environmental Control — 1.2%
Stericycle, Inc.†	126,404	5,212,901
Food — 1.9%
Hain Celestial Group, Inc.†	326,045	3,602,797
Nomad Foods, Ltd.†	349,488	4,829,924
		8,432,721
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	37,804	4,476,372
Healthcare-Products — 3.1%
Avantor, Inc.†	242,405	4,225,119
Envista Holdings Corp.†	201,990	4,700,307
Integra LifeSciences Holdings Corp.†	135,514	4,873,084
		13,798,510
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.†	49,492	3,638,157
Fortrea Holdings, Inc.†	156,255	4,437,642
Pediatrix Medical Group, Inc. †	345,972	3,964,839
		12,040,638
Home Builders — 2.1%
PulteGroup, Inc.	70,959	5,221,873
Taylor Morrison Home Corp.†	99,101	3,797,550
		9,019,423
Insurance — 5.2%
American Financial Group, Inc.	48,378	5,290,618
Everest Group, Ltd.	19,636	7,768,394
Hanover Insurance Group, Inc.	35,770	4,192,602
Kemper Corp.	70,795	2,823,304
Selective Insurance Group, Inc.	28,570	2,974,423
		23,049,341
Internet — 2.1%
Criteo SA ADR†	179,339	5,069,914
Gen Digital, Inc.	240,025	3,998,816
		9,068,730
Iron/Steel — 1.0%
ATI, Inc.†	119,025	4,495,574
Lodging — 0.7%
Hilton Grand Vacations, Inc.†	79,986	2,875,497
Machinery-Construction & Mining — 1.3%
Oshkosh Corp.	65,590	5,754,211
Machinery-Diversified — 1.3%
Middleby Corp.†	48,582	5,483,450
Media — 1.4%
Nexstar Media Group, Inc.	43,379	6,076,530
Mining — 1.7%
Cameco Corp.	177,184	7,248,598

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 2.6%
HF Sinclair Corp.	90,944	$ 5,036,479
Magnolia Oil & Gas Corp., Class A	281,483	6,319,293
		11,355,772
Oil & Gas Services — 1.3%
ChampionX Corp.	180,400	5,556,320
Packaging & Containers — 1.2%
Berry Global Group, Inc.	99,670	5,481,850
Real Estate — 1.2%
Jones Lang LaSalle, Inc.†	42,400	5,423,808
REITS — 7.0%
Apartment Income REIT Corp.	184,857	5,399,673
Broadstone Net Lease, Inc.	238,410	3,373,501
CubeSmart	99,928	3,406,546
First Industrial Realty Trust, Inc.	93,597	3,959,153
Physicians Realty Trust	356,946	3,876,434
Ryman Hospitality Properties, Inc.	55,404	4,742,582
STAG Industrial, Inc.	178,305	5,923,292
		30,681,181
Retail — 4.6%
Bath & Body Works, Inc.	181,790	5,390,073
Dick's Sporting Goods, Inc.	16,720	1,788,204
Dine Brands Global, Inc.	87,177	4,296,954
Papa John's International, Inc.	61,626	4,006,923
Williams-Sonoma, Inc.	31,398	4,717,236
		20,199,390
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.5%
Amkor Technology, Inc.	200,790	$ 4,188,480
FormFactor, Inc.†	184,800	6,261,024
Synaptics, Inc.†	61,211	5,120,912
		15,570,416
Software — 2.2%
ACI Worldwide, Inc.†	220,274	4,486,981
CommVault Systems, Inc.†	80,991	5,292,762
		9,779,743
Telecommunications — 0.8%
Calix, Inc.†	105,537	3,495,385
Transportation — 4.8%
ArcBest Corp.	55,222	6,012,571
International Seaways, Inc.	108,738	5,229,211
Knight-Swift Transportation Holdings, Inc.	108,405	5,299,921
Star Bulk Carriers Corp.	239,402	4,469,635
		21,011,338
TOTAL INVESTMENTS (cost $494,047,581)	99.3%	436,480,181
Other assets less liabilities	0.7	3,127,244
NET ASSETS	100.0%	$439,607,425
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$436,480,181	$—	$—	$436,480,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.9%
iShares Core U.S. Aggregate Bond ETF	137,148	$12,660,132
iShares MSCI EAFE Min Vol Factor ETF	60,868	3,899,204
iShares MSCI EAFE Small-Cap ETF	43,678	2,350,313
iShares MSCI International Momentum Factor ETF	159,208	4,936,244
iShares MSCI International Quality Factor ETF	187,830	6,172,094
iShares MSCI International Value Factor ETF	50,326	1,222,922
iShares MSCI USA Min Vol Factor ETF	125,002	8,968,894
iShares MSCI USA Momentum Factor ETF	70,501	9,688,952
iShares MSCI USA Quality Factor ETF	114,688	14,891,090
iShares MSCI USA Size Factor ETF	47,466	5,322,011
iShares MSCI USA Value Factor ETF	25,896	2,264,605
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	164,083	13,421,957
Total Long-Term Investment Securities (cost $91,185,331)		85,798,418
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 5.31%(2) (cost $430,856)	430,856	430,856
TOTAL INVESTMENTS (cost $91,616,187)	100.4%	86,229,274
Other assets less liabilities	(0.4)	(320,157)
NET ASSETS	100.0%	$85,909,117
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The rate shown is the 7-day yield as of October 31, 2023.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$85,798,418	$—	$—	$85,798,418
Short-Term Investments	430,856	—	—	430,856
Total Investments at Value	$86,229,274	$—	$—	$86,229,274
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.9%
Australia — 1.3%
AGL Energy, Ltd.	23,524	$ 161,276
ANZ Group Holdings, Ltd.	17,754	280,124
Aristocrat Leisure, Ltd.	16,644	412,940
BHP Group, Ltd. (ASX)	68,483	1,955,103
BHP Group, Ltd. (LSE)	1,935	55,075
BlueScope Steel, Ltd.	2,487	29,726
Brambles, Ltd.	10,313	86,477
Charter Hall Group	1,864	10,396
Cochlear, Ltd.	1,065	163,561
Commonwealth Bank of Australia	12,392	761,074
CSL, Ltd.	4,994	739,391
Flight Centre Travel Group, Ltd.	3,560	42,420
Fortescue Metals Group, Ltd.	8,140	115,594
Goodman Group	1,155	15,343
GPT Group	10,403	24,142
IGO, Ltd.	1,082	6,613
Macquarie Group, Ltd.	5,998	618,556
Medibank Private, Ltd.	70,815	154,743
Mineral Resources, Ltd.	198	7,347
National Australia Bank, Ltd.	24,929	447,014
Northern Star Resources, Ltd.	30,863	228,478
Origin Energy, Ltd.	1,723	10,000
Pilbara Minerals, Ltd.	4,002	9,460
QBE Insurance Group, Ltd.	9,012	89,604
Rio Tinto, Ltd.	2,984	223,205
Santos, Ltd.	4,285	21,027
Scentre Group	54,107	84,486
Sonic Healthcare, Ltd.	607	11,131
South32, Ltd.	37,879	80,559
Stockland	39,810	90,344
Transurban Group	14,247	107,553
Westpac Banking Corp.	53,602	705,284
Woodside Energy Group, Ltd.	12,029	261,374
Woodside Energy Group, Ltd. (LSE)	349	7,607
Woolworths Group, Ltd.	3,040	68,065
Worley, Ltd.	1,274	13,403
		8,098,495
Austria — 0.0%
BAWAG Group AG*	1,131	50,400
Erste Group Bank AG	1,225	43,783
OMV AG	879	38,512
		132,695
Belgium — 0.1%
Ageas SA	3,978	152,816
Groupe Bruxelles Lambert NV	2,504	183,511
Sofina SA	218	41,528
Solvay SA, Class A	2,548	269,142
UCB SA	1,616	118,423
Umicore SA	2,480	58,975
		824,395
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	7,500	34,735
Invesco, Ltd.	825	10,700
Jardine Matheson Holdings, Ltd.	2,400	97,159
Norwegian Cruise Line Holdings, Ltd.†	582	7,915
		150,509
Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	26,000	129,866
CK Hutchison Holdings, Ltd.	15,500	78,161
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Futu Holdings, Ltd. ADR†	172	$ 9,537
Grab Holdings, Ltd., Class A†	19,094	58,619
Sands China, Ltd.†	22,800	61,155
Sea, Ltd. ADR†	3,053	127,310
Wharf Real Estate Investment Co., Ltd.	3,000	10,534
		475,182
Denmark — 0.6%
AP Moller-Maersk A/S, Series A	6	9,790
AP Moller-Maersk A/S, Series B	61	101,513
Chr. Hansen Holding A/S	118	8,035
Coloplast A/S, Class B	232	24,190
Danske Bank A/S	790	18,515
Demant A/S†	239	9,124
DSV A/S	245	36,455
Genmab A/S†	939	265,991
Novo Nordisk A/S, Class B	32,209	3,106,085
Novozymes A/S, Class B	287	12,899
Orsted A/S*	274	13,276
Pandora A/S	248	28,091
Tryg A/S	588	11,486
Vestas Wind Systems A/S†	1,411	30,497
		3,675,947
Finland — 0.1%
Fortum Oyj	560	6,668
Kone Oyj, Class B	7,044	305,240
Metso Oyj	2,099	18,561
Neste Oyj	509	17,088
Nokia Oyj	9,749	32,531
Nordea Bank Abp	1,263	13,279
Orion Oyj, Class B	173	6,896
Sampo Oyj, Class A	972	38,360
Wartsila Oyj Abp	1,821	21,683
		460,306
France — 2.2%
Accor SA	1,975	63,048
Air Liquide SA	1,678	287,590
Alstom SA	585	7,910
Amundi SA*	3,335	174,513
Arkema SA	626	58,748
AXA SA	32,065	951,628
BNP Paribas SA	1,967	113,041
Bouygues SA	525	18,504
Bureau Veritas SA	13,514	307,888
Capgemini SE	1,679	297,603
Carrefour SA	13,234	232,381
Cie de Saint-Gobain SA	429	23,433
Cie Generale des Etablissements Michelin SCA	558	16,565
Credit Agricole SA	1,186	14,335
Danone SA	175	10,424
Dassault Aviation SA	157	31,227
Dassault Systemes SE	4,040	166,637
Edenred SE	750	40,047
Eiffage SA	1,049	95,472
Engie SA	62,947	1,002,478
EssilorLuxottica SA	367	66,373
Forvia SE†	616	10,340
Gecina SA	322	31,667
Getlink SE	5,003	80,729
Hermes International SCA	629	1,179,574
Ipsen SA	106	12,543
Kering SA	44	17,795

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Legrand SA	5,386	$ 465,224
L'Oreal SA	4,560	1,912,703
LVMH Moet Hennessy Louis Vuitton SE	2,104	1,505,765
Pernod Ricard SA	2,683	477,036
Publicis Groupe SA	633	48,329
Remy Cointreau SA	106	12,072
Renault SA	337	11,842
Rexel SA	14,221	290,222
Safran SA	1,795	279,599
Sanofi SA	11,193	1,021,547
Sartorius Stedim Biotech	63	11,845
Schneider Electric SE	5,175	795,784
Societe Generale SA	12,754	286,776
SPIE SA	3	79
Teleperformance SE	605	69,292
Thales SA	707	104,192
TotalEnergies SE	2,785	186,521
Ubisoft Entertainment SA†	2,113	60,084
Valeo SE	978	12,910
Veolia Environnement SA	13,033	357,420
Vinci SA	2,574	284,634
Vivendi SE	10,400	93,129
Wendel SE	361	27,087
Worldline SA*†	2,223	28,169
		13,654,754
Germany — 2.0%
adidas AG	1,869	330,585
Allianz SE	5,016	1,172,400
BASF SE	20,451	942,134
Bayer AG	1,189	51,097
Bayerische Motoren Werke AG	7,648	709,132
Bayerische Motoren Werke AG (Preference Shares)	206	17,469
Beiersdorf AG	2,068	271,251
Brenntag SE	318	23,592
Carl Zeiss Meditec AG	118	10,206
Commerzbank AG	1,403	15,051
Continental AG	242	15,714
Covestro AG*†	340	17,160
Daimler Truck Holding AG	970	30,397
Delivery Hero SE*†	593	15,022
Deutsche Bank AG	3,068	33,598
Deutsche Boerse AG	373	61,268
Deutsche Lufthansa AG†	1,242	8,676
Deutsche Pfandbriefbank AG*	6	40
Deutsche Post AG	1,493	58,029
Deutsche Telekom AG	4,974	107,784
E.ON SE	36,808	436,796
Evonik Industries AG	6,035	110,865
Fresenius SE & Co. KGaA	334	8,558
GEA Group AG	5,826	198,650
Hannover Rueck SE	127	27,966
Heidelberg Materials AG	1,840	133,325
Henkel AG & Co. KGaA	114	7,199
Henkel AG & Co. KGaA (Preference Shares)	231	16,637
HUGO BOSS AG	1,044	60,846
Infineon Technologies AG	18,950	550,618
Jenoptik AG	2	47
Knorr-Bremse AG	496	27,562
LEG Immobilien SE†	1,313	81,744
Mercedes-Benz Group AG	27,611	1,619,498
Merck KGaA	1,145	172,324
Security Description	Shares or Principal Amount	Value

Germany (continued)
MTU Aero Engines AG	102	$ 19,107
Muenchener Rueckversicherungs-Gesellschaft AG	244	97,706
Nemetschek SE	492	36,657
Porsche Automobil Holding SE (Preference Shares)	210	9,366
Puma SE	261	14,704
Rheinmetall AG	52	14,880
RWE AG	18,731	715,742
SAP SE	14,492	1,941,926
Sartorius AG (Preference Shares)	43	10,750
Scout24 SE*	1,843	112,923
Siemens AG	12,300	1,626,448
Siemens Healthineers AG*	316	15,464
Symrise AG	282	28,705
Talanx AG	150	9,430
Telefonica Deutschland Holding AG	5,815	9,867
thyssenkrupp AG	23,744	164,806
Volkswagen AG (Preference Shares)	5,420	572,071
Vonovia SE	869	19,949
Zalando SE*†	5,605	130,467
		12,894,208
Hong Kong — 0.5%
AIA Group, Ltd.	179,619	1,564,336
BOC Hong Kong Holdings, Ltd.	123,000	325,562
CLP Holdings, Ltd.	6,000	44,037
Galaxy Entertainment Group, Ltd.	52,000	291,265
Hang Seng Bank, Ltd.	4,800	54,970
Henderson Land Development Co., Ltd.	7,000	18,240
Hong Kong & China Gas Co., Ltd.	12,107	8,429
Hong Kong Exchanges & Clearing, Ltd.	3,504	121,840
Link REIT	34,900	160,041
New World Development Co., Ltd.	71,000	130,043
Power Assets Holdings, Ltd.	9,000	43,018
Sino Land Co., Ltd.	14,000	13,968
Sun Hung Kai Properties, Ltd.	5,500	56,451
Swire Pacific, Ltd., Class A	15,319	98,482
Swire Properties, Ltd.	69,400	135,198
Techtronic Industries Co., Ltd.	2,000	18,139
		3,084,019
Ireland — 0.5%
Accenture PLC, Class A	946	281,047
AIB Group PLC	14,023	60,722
Alkermes PLC†	4,259	103,025
Allegion PLC	574	56,459
Bank of Ireland Group PLC	891	7,968
CRH PLC	4,645	250,755
Flutter Entertainment PLC†	101	15,868
James Hardie Industries PLC CDI†	6,462	160,687
Jazz Pharmaceuticals PLC†	206	26,166
Johnson Controls International PLC	3,541	173,580
Kerry Group PLC, Class A	1,165	90,256
Kingspan Group PLC	2,412	162,192
Linde PLC	868	331,715
Medtronic PLC	12,697	895,900
Pentair PLC	614	35,686
STERIS PLC	59	12,389
Trane Technologies PLC	3,092	588,439
		3,252,854
Isle of Man — 0.0%
Entain PLC	1,113	12,667

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 0.1%
Bank Hapoalim BM	12,444	$ 88,915
Check Point Software Technologies, Ltd.†	230	30,877
Israel Discount Bank, Ltd., Class A	20,312	89,213
Monday.com, Ltd.†	161	20,928
Nice, Ltd.†	599	92,560
Wix.com, Ltd.†	1,962	156,764
		479,257
Italy — 0.6%
A2A SpA	8,510	15,990
Assicurazioni Generali SpA	7,457	148,293
Banca Monte dei Paschi di Siena SpA†	14,062	38,051
Banco BPM SpA	12,136	61,986
Enel SpA	139,449	886,677
Eni SpA	2,802	45,715
FinecoBank Banca Fineco SpA	3,958	46,724
Intesa Sanpaolo SpA	537,586	1,400,356
Leonardo SpA	6,753	101,879
Mediobanca Banca di Credito Finanziario SpA	19,358	230,948
Moncler SpA	2,288	119,010
Nexi SpA*†	1,567	9,115
Recordati Industria Chimica e Farmaceutica SpA	490	22,661
Saipem SpA†	43,357	66,107
Snam SpA	18,644	85,626
Telecom Italia SpA†	43,579	11,256
Terna - Rete Elettrica Nazionale SpA	2,556	19,580
UniCredit SpA	12,766	319,373
		3,629,347
Japan — 5.0%
Advantest Corp.	800	20,674
Alps Alpine Co., Ltd.	7,700	63,168
Amada Co., Ltd.	24,000	232,447
ANA Holdings, Inc.†	2,300	45,055
Asahi Intecc Co., Ltd.	500	8,371
Asahi Kasei Corp.	32,700	200,773
Astellas Pharma, Inc.	42,200	532,374
Azbil Corp.	300	8,868
Bandai Namco Holdings, Inc.	900	18,688
Bridgestone Corp.	3,600	135,834
Canon, Inc.	9,200	216,880
Capcom Co., Ltd.	200	6,404
Central Japan Railway Co.	19,000	426,172
Chubu Electric Power Co., Inc.	1,100	13,355
Chugai Pharmaceutical Co., Ltd.	1,335	39,783
Daifuku Co., Ltd.	7,900	132,349
Dai-ichi Life Holdings, Inc.	900	18,894
Daiichi Sankyo Co., Ltd.	17,800	457,387
Daikin Industries, Ltd.	1,200	172,815
Daito Trust Construction Co., Ltd.	1,200	128,848
Daiwa House Industry Co., Ltd.	11,600	319,176
Daiwa House REIT Investment Corp.	7	12,376
Daiwa Securities Group, Inc.	5,300	30,638
Denso Corp.	12,200	180,837
Dentsu Group, Inc.	400	11,577
Disco Corp.	1,200	211,223
DMG Mori Co., Ltd.	1,100	18,123
East Japan Railway Co.	300	15,655
Eisai Co., Ltd.	592	31,410
ENEOS Holdings, Inc.	4,200	15,454
FANUC Corp.	11,500	294,994
Fast Retailing Co., Ltd.	2,300	508,674
Security Description	Shares or Principal Amount	Value

Japan (continued)
Fuji Electric Co., Ltd.	500	$ 19,034
FUJIFILM Holdings Corp.	8,900	487,780
Fujitsu, Ltd.	992	128,425
Hikari Tsushin, Inc.	100	14,443
Hirose Electric Co., Ltd.	100	11,330
Hitachi Construction Machinery Co., Ltd.	400	10,313
Hitachi, Ltd.	8,500	540,143
Honda Motor Co., Ltd.	48,405	497,126
Hoshizaki Corp.	300	9,690
Hoya Corp.	500	48,098
Hulic Co., Ltd.	4,400	40,308
Ibiden Co., Ltd.	200	8,518
Iida Group Holdings Co., Ltd.	1,100	17,097
Inpex Corp.	4,700	69,013
Isetan Mitsukoshi Holdings, Ltd.	3,000	33,799
ITOCHU Corp.	16,300	587,290
J Front Retailing Co., Ltd.	2,500	23,789
Japan Airlines Co., Ltd.	700	12,963
Japan Exchange Group, Inc.	1,500	29,466
Japan Post Bank Co., Ltd.	16,200	150,135
Japan Post Holdings Co., Ltd.	78,000	688,862
Japan Real Estate Investment Corp.	5	18,576
Japan Tobacco, Inc.	23,700	553,257
JFE Holdings, Inc.	4,200	58,503
JGC Holdings Corp.	1,900	23,399
Kansai Electric Power Co., Inc.	500	6,415
Kao Corp.	6,500	236,374
KDDI Corp.	19,716	588,159
Keyence Corp.	500	193,551
Kirin Holdings Co., Ltd.	19,500	273,499
Kobayashi Pharmaceutical Co., Ltd.	700	28,862
Kobe Steel, Ltd.	1,700	19,955
Koito Manufacturing Co., Ltd.	500	7,474
Komatsu, Ltd.	14,900	345,479
Konami Group Corp.	200	10,390
Konica Minolta, Inc.†	11,600	32,565
Kubota Corp.	7,200	95,820
Kurita Water Industries, Ltd.	500	15,141
Kyocera Corp.	500	24,694
Kyowa Kirin Co., Ltd.	7,000	110,394
Lasertec Corp.	200	33,350
Lawson, Inc.	4,100	197,616
M3, Inc.	700	10,859
Marubeni Corp.	4,200	61,912
Mazda Motor Corp.	2,200	21,296
McDonald's Holdings Co. Japan, Ltd.	400	15,584
MEIJI Holdings Co., Ltd.	500	12,326
MINEBEA MITSUMI, Inc.	700	10,975
MISUMI Group, Inc.	1,900	28,476
Mitsubishi Chemical Group Corp.	13,800	78,075
Mitsubishi Corp.	28,700	1,336,394
Mitsubishi Electric Corp.	29,800	333,567
Mitsubishi Estate Co., Ltd.	31,200	398,459
Mitsubishi HC Capital, Inc.	4,100	26,899
Mitsubishi Heavy Industries, Ltd.	2,200	112,700
Mitsubishi UFJ Financial Group, Inc.	167,400	1,406,553
Mitsui & Co., Ltd.	27,000	992,264
Mitsui Fudosan Co., Ltd.	36,500	790,940
Mizuho Financial Group, Inc.	36,870	626,803
MS&AD Insurance Group Holdings, Inc.	900	32,868
Murata Manufacturing Co., Ltd.	1,800	29,882
NEC Corp.	1,500	72,303
Nexon Co., Ltd.	1,100	20,452

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NIDEC Corp.	4,400	$ 161,019
Nikon Corp.	19,000	180,216
Nintendo Co., Ltd.	17,810	737,356
Nippon Building Fund, Inc.	4	16,072
Nippon Express Holdings, Inc.	200	10,278
Nippon Paint Holdings Co., Ltd.	1,400	9,411
Nippon Steel Corp.	12,100	260,782
Nippon Telegraph & Telephone Corp.	421,500	494,037
Nissan Motor Co., Ltd.	20,000	76,893
Nisshin Seifun Group, Inc.	1,000	15,089
Nissin Foods Holdings Co., Ltd.	1,200	104,355
Nitto Denko Corp.	3,686	238,991
Nomura Holdings, Inc.	7,600	29,322
Nomura Real Estate Holdings, Inc.	1,000	23,287
Nomura Real Estate Master Fund, Inc.	17	18,753
Nomura Research Institute, Ltd.	8,000	211,244
NSK, Ltd.	2,200	11,848
NTT Data Group Corp.	600	7,412
Obayashi Corp.	3,300	28,282
Obic Co., Ltd.	1,300	192,821
Odakyu Electric Railway Co., Ltd.	800	11,394
Olympus Corp.	7,400	99,183
Omron Corp.	7,700	276,668
Ono Pharmaceutical Co., Ltd.	11,900	205,435
Open House Group Co., Ltd.	300	9,871
Oriental Land Co., Ltd.	6,600	213,764
ORIX Corp.	5,200	94,456
Osaka Gas Co., Ltd.	900	16,972
Otsuka Corp.	200	8,015
Otsuka Holdings Co., Ltd.	9,500	320,204
Pan Pacific International Holdings Corp.	900	17,628
Panasonic Holdings Corp.	9,700	84,807
Recruit Holdings Co., Ltd.	25,100	726,015
Renesas Electronics Corp.†	1,100	14,460
Resona Holdings, Inc.	3,200	17,133
Ricoh Co., Ltd.	9,100	73,639
Santen Pharmaceutical Co., Ltd.	3,600	31,186
SBI Holdings, Inc.	900	19,395
SCREEN Holdings Co., Ltd.	400	18,591
SCSK Corp.	500	8,561
Sega Sammy Holdings, Inc.	3,000	46,983
Sekisui Chemical Co., Ltd.	600	8,210
Sekisui House, Ltd.	18,300	358,003
Seven & i Holdings Co., Ltd.	1,000	36,402
Shimadzu Corp.	5,100	120,465
Shimizu Corp.	1,200	8,544
Shin-Etsu Chemical Co., Ltd.	2,800	83,788
Shionogi & Co., Ltd.	15,340	711,391
Shizuoka Financial Group, Inc.	800	6,779
SMC Corp.	200	92,175
SoftBank Corp.	22,300	251,824
SoftBank Group Corp.	8,100	332,288
Sompo Holdings, Inc.	200	8,646
Sony Group Corp.	1,400	115,869
Subaru Corp.	21,500	369,295
SUMCO Corp.	600	7,758
Sumitomo Chemical Co., Ltd.	58,500	148,384
Sumitomo Corp.	21,900	432,739
Sumitomo Electric Industries, Ltd.	1,300	13,576
Sumitomo Metal Mining Co., Ltd.	700	19,714
Sumitomo Mitsui Financial Group, Inc.	16,900	811,406
Sumitomo Mitsui Trust Holdings, Inc.	1,900	70,758
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	7,200	$ 180,825
Suntory Beverage & Food, Ltd.	4,500	135,008
Suzuki Motor Corp.	3,100	120,303
Sysmex Corp.	900	43,783
T&D Holdings, Inc.	2,400	42,602
Taisei Corp.	300	10,143
Takeda Pharmaceutical Co., Ltd.	3,700	100,346
TDK Corp.	700	26,285
Terumo Corp.	16,200	441,632
TIS, Inc.	400	8,579
Toho Co., Ltd.	3,200	109,359
Tokio Marine Holdings, Inc.	27,900	621,877
Tokyo Electric Power Co. Holdings, Inc.†	1,500	6,362
Tokyo Electron, Ltd.	6,900	926,830
Tokyo Gas Co., Ltd.	500	11,148
Tokyo Tatemono Co., Ltd.	3,100	41,091
Toray Industries, Inc.	3,300	16,142
TOTO, Ltd.	1,700	40,920
Toyota Industries Corp.	400	29,726
Toyota Motor Corp.	106,325	1,875,081
Toyota Tsusho Corp.	200	10,632
Trend Micro, Inc.	700	26,447
Tsuruha Holdings, Inc.	2,200	161,515
Unicharm Corp.	4,700	159,311
Yamada Holdings Co., Ltd.	35,900	113,448
Yamaha Motor Co., Ltd.	2,500	60,958
Yaskawa Electric Corp.	300	9,837
Yokogawa Electric Corp.	500	9,061
ZOZO, Inc.	6,100	115,812
		31,854,863
Jersey — 0.3%
Amcor PLC	13,916	123,713
Experian PLC	23,839	725,176
Ferguson PLC	618	92,824
Ferguson PLC (LSE)	1,430	214,821
Glencore PLC	145,439	768,400
WPP PLC	15,747	135,641
		2,060,575
Luxembourg — 0.2%
ArcelorMittal SA	46,013	1,016,657
Aroundtown SA†	14,159	31,841
Eurofins Scientific SE	297	15,104
SES SA FDR	4	23
Spotify Technology SA†	1,909	314,527
Tenaris SA	4,305	67,777
		1,445,929
Netherlands — 0.8%
ABN AMRO Bank NV CVA*	6,121	82,230
Adyen NV*†	23	15,548
Airbus SE	1,367	182,847
Argenx SE†	302	142,314
ASM International NV	40	16,543
ASML Holding NV	1,932	1,162,213
ASR Nederland NV	3,250	121,112
BE Semiconductor Industries NV	617	63,729
CNH Industrial NV	5,957	66,066
Euronext NV*	211	14,698
EXOR NV	287	24,606
Ferrari NV	1,046	316,607
Ferrovial SE	2,629	79,226
IMCD NV	131	15,797

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	34,253	$ 439,220
Just Eat Takeaway.com NV *†	9,263	113,177
Koninklijke Philips NV†	851	16,147
LyondellBasell Industries NV, Class A	151	13,626
NN Group NV	5,824	187,043
NXP Semiconductors NV	2,051	353,654
Prosus NV	1,823	51,061
QIAGEN NV†	429	15,899
Randstad NV	1,306	67,619
Signify NV*	7,177	186,106
Stellantis NV	19,616	366,860
STMicroelectronics NV	2,320	88,900
Universal Music Group NV	788	19,214
Wolters Kluwer NV	4,083	525,027
		4,747,089
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	8,040	97,569
Norway — 0.1%
Aker BP ASA	5,731	164,850
Equinor ASA	9,080	303,732
Norsk Hydro ASA	31,479	179,567
		648,149
Portugal — 0.0%
EDP - Energias de Portugal SA	19,761	83,353
Galp Energia SGPS SA	613	9,229
		92,582
Singapore — 0.2%
DBS Group Holdings, Ltd.	16,182	389,080
Flex, Ltd.†	1,285	33,050
Jardine Cycle & Carriage, Ltd.	5,400	111,255
Keppel Corp., Ltd.	9,500	43,165
Keppel REIT	1,900	1,103
Oversea-Chinese Banking Corp., Ltd.	29,837	276,424
Sembcorp Industries, Ltd.	4,300	14,421
Singapore Airlines, Ltd.	75,800	338,693
Singapore Technologies Engineering, Ltd.	13,800	37,908
Singapore Telecommunications, Ltd.	51,400	89,393
United Overseas Bank, Ltd.	3,400	67,122
		1,401,614
Spain — 0.7%
Acciona SA	351	44,338
Aena SME SA*	63	9,130
Amadeus IT Group SA	2,392	136,660
Banco Bilbao Vizcaya Argentaria SA	98,232	771,584
Banco de Sabadell SA	59,246	73,427
Banco Santander SA	161,440	594,060
Bankinter SA	11,471	72,544
CaixaBank SA	69,464	282,073
EDP Renovaveis SA	2,360	38,129
Endesa SA	669	12,607
Iberdrola SA	89,951	1,002,426
Industria de Diseno Textil SA	17,332	598,679
Naturgy Energy Group SA	484	13,707
Repsol SA	26,643	389,212
Telefonica SA	31,178	119,968
		4,158,544
Security Description	Shares or Principal Amount	Value

Sweden — 0.2%
Assa Abloy AB, Class B	18,233	$ 388,564
Atlas Copco AB, Class A	970	12,550
Atlas Copco AB, Class B	3,931	44,106
Boliden AB	1,291	33,280
Electrolux AB, Class B†	4,735	39,937
EQT AB	638	11,651
Indutrade AB	849	15,073
Investor AB, Class B	15,578	286,382
L E Lundbergforetagen AB, Class B	853	34,855
Saab AB, Series B	1,055	54,096
Sandvik AB	1,046	17,796
Skanska AB, Class B	2,392	36,034
Telefonaktiebolaget LM Ericsson, Class B	7,607	34,184
Trelleborg AB, Class B	1,949	49,375
		1,057,883
Switzerland — 2.6%
ABB, Ltd.	38,313	1,288,189
Alcon, Inc.	649	46,506
Avolta†	1,279	44,855
Baloise Holding AG	95	13,607
Banque Cantonale Vaudoise	164	18,537
Belimo Holding AG	39	16,352
BKW AG	69	11,611
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	155,201
Chubb, Ltd.	3,011	646,221
Cie Financiere Richemont SA, Class A	4,972	587,055
Clariant AG	6,848	96,987
Coca-Cola HBC AG	1,030	26,765
DSM-Firmenich AG	1,438	130,679
Flughafen Zurich AG	168	31,360
Givaudan SA	85	282,218
Helvetia Holding AG	77	10,314
Holcim AG	15,311	947,970
Julius Baer Group, Ltd.	534	31,625
Kuehne & Nagel International AG	1,483	400,622
Logitech International SA	2,694	211,443
Lonza Group AG	100	35,066
Nestle SA	37,393	4,034,102
Novartis AG	34,295	3,201,736
Partners Group Holding AG	67	70,979
Roche Holding AG	8,493	2,194,144
Roche Holding AG (BR)	514	139,896
Sandoz Group AG†	4,647	120,817
Schindler Holding AG (Participation Certificate)	511	103,192
Sika AG	418	99,788
Sonova Holding AG	37	8,768
Straumann Holding AG	165	19,657
Swatch Group AG (BR)	218	55,838
Swiss Life Holding AG	54	34,672
Swiss Prime Site AG	402	37,426
Swiss Re AG	1,314	143,468
TE Connectivity, Ltd.	7,116	838,621
Temenos AG	2,103	151,419
UBS Group AG	4,555	106,406
VAT Group AG*	79	27,929
Zurich Insurance Group AG	354	167,728
		16,589,769
United Kingdom — 2.6%
3i Group PLC	1,908	45,067
Abrdn PLC	1,848	3,531

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Anglo American PLC	10,953	$ 279,590
Antofagasta PLC	1,541	25,195
Ashtead Group PLC	5,348	306,340
AstraZeneca PLC	12,020	1,502,448
Auto Trader Group PLC*	3,513	26,637
Aviva PLC	11,974	58,102
Babcock International Group PLC†	6	29
BAE Systems PLC	17,197	230,877
Barclays PLC	123,405	197,309
Barratt Developments PLC	2,336	11,799
Berkeley Group Holdings PLC	544	26,810
BP PLC	213,588	1,303,812
British American Tobacco PLC	48,316	1,441,921
British Land Co. PLC	31,700	115,211
Bunzl PLC	193	6,896
Carnival PLC†	1,554	15,906
Centrica PLC	116,509	223,388
Compass Group PLC	5,209	131,437
Diageo PLC	18,933	717,471
Drax Group PLC	8,561	43,995
easyJet PLC†	5,914	26,357
Endeavour Mining PLC	2,944	60,600
Fresnillo PLC	7,368	49,830
GSK PLC	28,318	503,786
Haleon PLC	3,988	15,962
Halma PLC	787	17,706
Hargreaves Lansdown PLC	7,719	66,717
HSBC Holdings PLC	43,542	313,720
IG Group Holdings PLC	10,342	80,225
IMI PLC	1,399	25,009
Imperial Brands PLC	7,180	153,094
Informa PLC	6,680	58,014
InterContinental Hotels Group PLC	2,302	163,131
International Game Technology PLC	891	22,649
Intertek Group PLC	1,113	51,950
ITV PLC	75,623	58,770
Johnson Matthey PLC	3,357	61,016
Kingfisher PLC	55,840	143,067
Land Securities Group PLC	4,320	30,063
Lloyds Banking Group PLC	775,541	377,986
London Stock Exchange Group PLC	567	57,026
M&G PLC	3,526	8,538
National Grid PLC	8,084	96,073
NatWest Group PLC	47,469	103,219
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	23,281
Persimmon PLC	1,232	15,280
Phoenix Group Holdings PLC	19,750	109,492
Prudential PLC	2,456	25,764
Reckitt Benckiser Group PLC	1,431	95,934
RELX PLC	18,494	646,900
Rightmove PLC	59,490	344,306
Rio Tinto PLC	7,422	473,060
Rolls-Royce Holdings PLC†	4,160	10,912
Royalty Pharma PLC, Class A	521	13,999
Sage Group PLC	2,097	24,788
Schroders PLC	3,772	16,961
Segro PLC	8,192	71,397
Severn Trent PLC	440	14,268
Shell PLC	65,564	2,107,118
Smiths Group PLC	18,863	370,241
Spectris PLC	8,198	310,099
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	118	$ 11,772
SSE PLC	30,762	612,510
St. James's Place PLC	1,449	11,323
Standard Chartered PLC	20,834	161,033
Taylor Wimpey PLC	7,217	9,775
Tesco PLC	106,568	350,186
Unilever PLC (LSE)	5,016	237,660
Unilever PLC (XAMS)	11,860	561,602
United Utilities Group PLC	3,439	44,538
Vodafone Group PLC	408,316	377,023
Weir Group PLC	1,973	41,093
Whitbread PLC	465	18,852
		16,369,446
United States — 25.1%
3M Co.	3,405	309,685
A.O. Smith Corp.	1,716	119,708
Abbott Laboratories	2,488	235,240
AbbVie, Inc.	8,254	1,165,300
ABIOMED, Inc. CVR†(1)	79	107
Adobe, Inc.†	3,523	1,874,447
Advanced Micro Devices, Inc.†	2,331	229,603
AECOM	8,037	615,232
AES Corp.	8,619	128,423
Aflac, Inc.	3,795	296,427
Agilent Technologies, Inc.	2,704	279,512
Air Products and Chemicals, Inc.	506	142,915
Airbnb, Inc., Class A†	243	28,744
Alaska Air Group, Inc.†	203	6,421
Alcoa Corp.	1,141	29,255
Align Technology, Inc.†	261	48,178
Allstate Corp.	1,719	220,255
Alnylam Pharmaceuticals, Inc.†	64	9,715
Alphabet, Inc., Class A†	27,135	3,366,911
Alphabet, Inc., Class C†	23,514	2,946,304
Altria Group, Inc.	8,238	330,920
Amazon.com, Inc.†	49,917	6,643,454
Ameren Corp.	885	67,003
American Airlines Group, Inc.†	893	9,957
American Express Co.	2,126	310,460
American Tower Corp.	285	50,784
American Water Works Co., Inc.	1,698	199,770
Ameriprise Financial, Inc.	60	18,874
AMETEK, Inc.	5,879	827,587
Amgen, Inc.	2,982	762,497
Analog Devices, Inc.	326	51,290
ANSYS, Inc.†	101	28,104
Apollo Global Management, Inc.	163	12,623
Apple, Inc.	66,565	11,367,305
Applied Materials, Inc.	12,129	1,605,273
Archer-Daniels-Midland Co.	1,393	99,697
Ares Management Corp., Class A	98	9,662
Arista Networks, Inc.†	342	68,527
Assurant, Inc.	74	11,019
Atmos Energy Corp.	151	16,257
Autodesk, Inc.†	382	75,495
Automatic Data Processing, Inc.	126	27,496
AutoZone, Inc.†	37	91,654
AvalonBay Communities, Inc.	229	37,954
Avantor, Inc.†	1,411	24,594
Avery Dennison Corp.	931	162,059
Baker Hughes Co.	5,772	198,672
Ball Corp.	5,115	246,287

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Ball Corp. (LSE)	644	$ 31,009
Bank of America Corp.	61,179	1,611,455
Bank of New York Mellon Corp.	6,264	266,220
Baxter International, Inc.	421	13,653
Becton Dickinson & Co.	273	69,009
Berkshire Hathaway, Inc., Class B†	7,445	2,541,202
Best Buy Co., Inc.	2,903	193,978
BILL Holdings, Inc.†	112	10,224
Biogen, Inc.†	249	59,147
BioMarin Pharmaceutical, Inc.†	89	7,249
Bio-Rad Laboratories, Inc., Class A†	26	7,157
Bio-Techne Corp.	199	10,871
Blackstone, Inc.	1,148	106,018
Block, Inc.†	10,814	435,263
Boeing Co.†	491	91,729
Booking Holdings, Inc.†	251	700,180
Boston Scientific Corp.†	2,632	134,732
Box, Inc., Class A†	1,269	31,547
Boyd Gaming Corp.	1,419	78,400
Brighthouse Financial, Inc.†	638	28,901
Bristol-Myers Squibb Co.	17,984	926,716
Brixmor Property Group, Inc.	874	18,170
Broadcom, Inc.	1,215	1,022,265
Builders FirstSource, Inc.†	572	62,073
Burlington Stores, Inc.†	508	61,483
C.H. Robinson Worldwide, Inc.	439	35,923
CACI International, Inc., Class A†	408	132,502
Cadence Design Systems, Inc.†	2,053	492,412
Camden Property Trust	955	81,060
Capital One Financial Corp.	696	70,498
Carlyle Group, Inc.	419	11,539
CarMax, Inc.†	633	38,670
Carrier Global Corp.	2,059	98,132
Catalent, Inc.†	1,012	34,803
Caterpillar, Inc.	953	215,426
Cboe Global Markets, Inc.	174	28,517
CBRE Group, Inc., Class A†	90	6,241
CenterPoint Energy, Inc.	3,089	83,032
CF Industries Holdings, Inc.	494	39,411
Charles River Laboratories International, Inc.†	45	7,576
Charles Schwab Corp.	5,454	283,826
Charter Communications, Inc., Class A†	468	188,510
Chemed Corp.	24	13,504
Chevron Corp.	13,768	2,006,411
Church & Dwight Co., Inc.	2,112	192,065
Cigna Group	582	179,954
Cincinnati Financial Corp.	423	42,160
Cintas Corp.	1,225	621,222
Cisco Systems, Inc.	10,007	521,665
Citigroup, Inc.	18,788	741,938
Cleveland-Cliffs, Inc.†	5,755	96,569
Clorox Co.	1,220	143,594
CME Group, Inc.	533	113,774
CMS Energy Corp.	1,161	63,089
Coca-Cola Co.	36,801	2,078,888
Cognizant Technology Solutions Corp., Class A	494	31,848
Colgate-Palmolive Co.	3,908	293,569
Comcast Corp., Class A	14,312	590,942
Comerica, Inc.	181	7,131
ConocoPhillips	7,758	921,650
Consolidated Edison, Inc.	1,054	92,531
Corteva, Inc.	1,689	81,308
Security Description	Shares or Principal Amount	Value

United States (continued)
CoStar Group, Inc.†	373	$ 27,382
Coterra Energy, Inc.	285	7,838
Crowdstrike Holdings, Inc., Class A†	170	30,051
Crown Castle, Inc.	245	22,780
Crown Holdings, Inc.	2,683	216,250
CSX Corp.	5,233	156,205
Cummins, Inc.	321	69,432
Curtiss-Wright Corp.	206	40,955
CVS Health Corp.	1,490	102,825
D.R. Horton, Inc.	7,271	759,092
Danaher Corp.	939	180,307
Datadog, Inc., Class A†	136	11,080
Deckers Outdoor Corp.†	91	54,332
Deere & Co.	87	31,786
Delta Air Lines, Inc.	554	17,313
Devon Energy Corp.	2,394	111,489
Dexcom, Inc.†	641	56,940
Diamondback Energy, Inc.	132	21,162
Digital Realty Trust, Inc.	130	16,167
Discover Financial Services	425	34,884
DocuSign, Inc.†	516	20,062
Dominion Energy, Inc.	2,569	103,582
Domino's Pizza, Inc.	399	135,257
Dover Corp.	79	10,266
Dow, Inc.	828	40,026
Dropbox, Inc., Class A†	1,141	30,008
DTE Energy Co.	6,080	585,990
eBay, Inc.	13,469	528,389
Ecolab, Inc.	268	44,954
Edwards Lifesciences Corp.†	2,708	172,554
Electronic Arts, Inc.	6,127	758,461
Elevance Health, Inc.	1,884	847,970
Eli Lilly & Co.	4,337	2,402,394
EMCOR Group, Inc.	2,681	554,029
Enphase Energy, Inc.†	167	13,290
Entegris, Inc.	125	11,005
EOG Resources, Inc.	3,014	380,517
EQT Corp.	153	6,484
Equinix, Inc.	67	48,886
Equity Residential	311	17,208
Essential Utilities, Inc.	2,383	79,735
Estee Lauder Cos., Inc., Class A	1,738	223,976
Exact Sciences Corp.†	145	8,931
Exelixis, Inc.†	5,413	111,454
Expeditors International of Washington, Inc.	295	32,229
Exxon Mobil Corp.	19,874	2,103,663
FactSet Research Systems, Inc.	71	30,664
Fair Isaac Corp.†	80	67,670
Fastenal Co.	3,034	177,004
Federal Realty Investment Trust	101	9,210
FedEx Corp.	1,254	301,085
Fidelity National Financial, Inc.	296	11,571
Fidelity National Information Services, Inc.	3,419	167,907
Fifth Third Bancorp	653	15,483
First Solar, Inc.†	45	6,410
Fiserv, Inc.†	858	97,598
FleetCor Technologies, Inc.†	165	37,153
Fluor Corp.†	2,013	67,013
FMC Corp.	201	10,693
Ford Motor Co.	2,830	27,593
Fortinet, Inc.†	1,460	83,468
Fortive Corp.	673	43,933
Fortune Brands Innovations, Inc.	224	12,499

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Fox Corp., Class A	1,037	$ 31,514
Fox Corp., Class B	1,112	31,036
Franklin Resources, Inc.	710	16,181
Freeport-McMoRan, Inc.	22,198	749,848
GE HealthCare Technologies, Inc.	204	13,580
General Dynamics Corp.	3,194	770,744
General Electric Co.	1,894	205,745
General Mills, Inc.	3,491	227,753
General Motors Co.	17,750	500,550
Gilead Sciences, Inc.	4,491	352,723
Global Payments, Inc.	458	48,649
Globe Life, Inc.	641	74,587
Goldman Sachs Group, Inc.	514	156,056
Graco, Inc.	2,031	151,005
Guidewire Software, Inc.†	166	14,962
Hartford Financial Services Group, Inc.	766	56,263
Hasbro, Inc.	792	35,759
HCA Healthcare, Inc.	166	37,539
Hershey Co.	965	180,793
Hess Corp.	230	33,212
Hewlett Packard Enterprise Co.	1,244	19,133
Hilton Worldwide Holdings, Inc.	43	6,516
Hologic, Inc.†	303	20,050
Home Depot, Inc.	6,317	1,798,387
Honeywell International, Inc.	6,036	1,106,157
HP, Inc.	11,197	294,817
HubSpot, Inc.†	17	7,204
Humana, Inc.	1,011	529,451
Huntington Bancshares, Inc.	1,129	10,895
IDEX Corp.	50	9,571
IDEXX Laboratories, Inc.†	805	321,573
Illinois Tool Works, Inc.	1,781	399,158
Illumina, Inc.†	237	25,933
Incyte Corp.†	3,081	166,158
Ingersoll Rand, Inc.	457	27,731
Intel Corp.	26,747	976,265
Intercontinental Exchange, Inc.	668	71,770
International Business Machines Corp.	839	121,353
International Paper Co.	18,171	612,908
Interpublic Group of Cos., Inc.	2,209	62,736
Intuit, Inc.	1,039	514,253
Intuitive Surgical, Inc.†	501	131,372
IQVIA Holdings, Inc.†	316	57,142
ITT, Inc.	542	50,596
Jack Henry & Associates, Inc.	96	13,535
Jacobs Solutions, Inc.	231	30,792
Johnson & Johnson	15,707	2,329,976
JPMorgan Chase & Co.	4,395	611,169
Kenvue, Inc.	8,766	163,048
KeyCorp	15,189	155,232
Keysight Technologies, Inc.†	2,075	253,254
Kimberly-Clark Corp.	1,192	142,611
KKR & Co., Inc.	2,115	117,171
KLA Corp.	603	283,229
L3Harris Technologies, Inc.	58	10,406
Lam Research Corp.	888	522,339
Lamb Weston Holdings, Inc.	126	11,315
Lennar Corp., Class A	4,756	507,370
Lennox International, Inc.	158	58,545
Liberty Broadband Corp., Class C†	628	52,319
Liberty Media Corp.-Liberty Formula One, Class C†	947	61,261
Liberty Media Corp.-Liberty SiriusXM†	1,065	26,146
Security Description	Shares or Principal Amount	Value

United States (continued)
Live Nation Entertainment, Inc.†	1,321	$ 105,706
Lockheed Martin Corp.	1,845	838,811
Lowe's Cos., Inc.	1,132	215,725
Lululemon Athletica, Inc.†	1,388	546,150
Lyft, Inc., Class A†	3,264	29,931
M&T Bank Corp.	125	14,094
Manhattan Associates, Inc.†	4,048	789,279
Marathon Oil Corp.	2,971	81,138
Marathon Petroleum Corp.	4,876	737,495
MarketAxess Holdings, Inc.	73	15,604
Marriott International, Inc., Class A	133	25,078
Marsh & McLennan Cos., Inc.	2,888	547,709
Mastercard, Inc., Class A	7,678	2,889,615
McCormick & Co., Inc.	310	19,809
McDonald's Corp.	3,619	948,793
McKesson Corp.	312	142,072
MercadoLibre, Inc.†	144	178,667
Merck & Co., Inc.	7,737	794,590
Meta Platforms, Inc., Class A†	11,247	3,388,384
MetLife, Inc.	14,131	848,001
Mettler-Toledo International, Inc.†	69	67,979
MGM Resorts International	206	7,194
Microchip Technology, Inc.	7,598	541,661
Micron Technology, Inc.	1,213	81,113
Microsoft Corp.	37,406	12,647,343
Moderna, Inc.†	598	45,424
Mohawk Industries, Inc.†	177	14,227
Molson Coors Beverage Co., Class B	835	48,238
Mondelez International, Inc., Class A	8,467	560,600
Monolithic Power Systems, Inc.	46	20,320
Moody's Corp.	3,980	1,225,840
Morgan Stanley	2,038	144,331
Mosaic Co.	4,226	137,260
MSCI, Inc.	402	189,563
Nasdaq, Inc.	633	31,397
Netflix, Inc.†	2,430	1,000,407
Neurocrine Biosciences, Inc.†	1,012	112,271
Newmont Corp.	38,624	1,447,241
Newmont Corp. (ASX)†	1,180	45,219
News Corp., Class A	1,508	31,185
News Corp., Class B	160	3,430
NextEra Energy, Inc.	4,304	250,923
NIKE, Inc., Class B	11,251	1,156,265
NiSource, Inc.	2,856	71,857
Norfolk Southern Corp.	1,380	263,290
Northern Trust Corp.	245	16,148
Northrop Grumman Corp.	644	303,601
NOV, Inc.	3,310	66,068
Nucor Corp.	1,715	253,460
NVIDIA Corp.	13,811	5,632,126
NVR, Inc.†	12	64,951
Occidental Petroleum Corp.	608	37,580
Old Dominion Freight Line, Inc.	16	6,027
Omnicom Group, Inc.	997	74,685
ONEOK, Inc.	370	24,124
Oracle Corp.	2,628	271,735
O'Reilly Automotive, Inc.†	211	196,323
Organon & Co.	350	5,177
Oshkosh Corp.	1,823	159,932
Otis Worldwide Corp.	2,821	217,809
Owens Corning	175	19,840
Packaging Corp. of America	2,996	458,538
Palantir Technologies, Inc., Class A†	846	12,521

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Palo Alto Networks, Inc.†	2,128	$ 517,147
Paramount Global, Class B	4,132	44,956
Parker-Hannifin Corp.	253	93,334
Paychex, Inc.	1,718	190,784
Paycom Software, Inc.	119	29,151
PayPal Holdings, Inc.†	1,793	92,877
PepsiCo, Inc.	7,613	1,243,051
Pfizer, Inc.	25,181	769,531
Phillips 66	316	36,046
Pinnacle West Capital Corp.	157	11,646
Pioneer Natural Resources Co.	198	47,322
PNC Financial Services Group, Inc.	427	48,879
Power Integrations, Inc.	585	40,558
PPG Industries, Inc.	585	71,820
PPL Corp.	31,022	762,211
Principal Financial Group, Inc.	1,539	104,160
Procter & Gamble Co.	15,421	2,313,613
Prologis, Inc.	711	71,633
Prudential Financial, Inc.	2,124	194,219
Public Service Enterprise Group, Inc.	3,825	235,811
Public Storage	34	8,116
PulteGroup, Inc.	4,396	323,502
Pure Storage, Inc., Class A†	4,118	139,230
Qorvo, Inc.†	728	63,642
QUALCOMM, Inc.	6,881	749,960
Quanta Services, Inc.	2,358	394,069
Ralph Lauren Corp.	56	6,302
Raymond James Financial, Inc.	391	37,317
Regeneron Pharmaceuticals, Inc.†	383	298,698
Regions Financial Corp.	7,831	113,784
Reinsurance Group of America, Inc.	378	56,500
Reliance Steel & Aluminum Co.	1,044	265,573
Repligen Corp.†	43	5,786
Republic Services, Inc.	297	44,102
Revvity, Inc.	157	13,007
Robinhood Markets, Inc., Class A†	754	6,892
Roku, Inc.†	627	37,350
Roper Technologies, Inc.	214	104,554
Ross Stores, Inc.	1,813	210,254
Royal Gold, Inc.	914	95,358
RTX Corp.	1,634	132,991
S&P Global, Inc.	3,760	1,313,406
Salesforce, Inc.†	5,849	1,174,655
Seagen, Inc.†	239	50,862
Sealed Air Corp.	2,768	85,227
SEI Investments Co.	262	14,059
Sempra	2,088	146,223
Service Corp. International	352	19,156
ServiceNow, Inc.†	1,342	780,843
Sherwin-Williams Co.	569	135,541
Simon Property Group, Inc.	1,383	151,978
Sirius XM Holdings, Inc.	17,746	75,953
Skechers USA, Inc., Class A†	1,103	53,187
Skyworks Solutions, Inc.	332	28,798
Snap-on, Inc.	1,294	333,774
SolarEdge Technologies, Inc.†	53	4,025
Southern Co.	1,112	74,838
Southwest Airlines Co.	562	12,493
Splunk, Inc.†	103	15,157
Stanley Black & Decker, Inc.	333	28,322
Starbucks Corp.	367	33,852
State Street Corp.	517	33,414
Security Description	Shares or Principal Amount	Value

United States (continued)
Steel Dynamics, Inc.	1,700	$ 181,067
Stryker Corp.	3,234	873,891
Synchrony Financial	764	21,430
Synopsys, Inc.†	977	458,643
Synovus Financial Corp.	838	21,847
T. Rowe Price Group, Inc.	402	36,381
Take-Two Interactive Software, Inc.†	293	39,189
Tapestry, Inc.	1,463	40,320
Targa Resources Corp.	105	8,779
Target Corp.	220	24,374
Taylor Morrison Home Corp.†	1,709	65,489
Teladoc Health, Inc.†	6,073	100,447
Teradata Corp.†	2,643	112,909
Teradyne, Inc.	409	34,057
Tesla, Inc.†	8,159	1,638,654
Texas Instruments, Inc.	722	102,531
Texas Pacific Land Corp.	23	42,457
Textron, Inc.	414	31,464
Thermo Fisher Scientific, Inc.	599	266,417
TJX Cos., Inc.	20,987	1,848,325
Toll Brothers, Inc.	8,091	572,115
Trade Desk, Inc., Class A†	751	53,291
TransDigm Group, Inc.†	21	17,390
Travelers Cos., Inc.	3,148	527,101
Truist Financial Corp.	927	26,290
Tyler Technologies, Inc.†	112	41,765
Tyson Foods, Inc., Class A	304	14,090
UGI Corp.	1,702	35,402
Union Pacific Corp.	614	127,473
United Airlines Holdings, Inc.†	449	15,719
United Parcel Service, Inc., Class B	1,230	173,737
United Rentals, Inc.	339	137,726
UnitedHealth Group, Inc.	4,657	2,494,103
US Bancorp	14,941	476,319
Valero Energy Corp.	2,929	371,983
Veralto Corp.†	141	9,729
VeriSign, Inc.†	2,999	598,780
Vertex Pharmaceuticals, Inc.†	1,029	372,611
VF Corp.	1,981	29,180
Viatris, Inc.	4,741	42,195
Visa, Inc., Class A	10,842	2,548,954
Vistra Corp.	1,287	42,111
VMware, Inc., Class A†	68	9,904
Vulcan Materials Co.	2,500	491,225
Walmart, Inc.	12,677	2,071,549
Walt Disney Co.†	4,121	336,232
Warner Bros. Discovery, Inc.†	8,495	84,440
Waters Corp.†	79	18,844
Watsco, Inc.	148	51,636
WEC Energy Group, Inc.	1,998	162,617
Wells Fargo & Co.	5,767	229,354
Welltower, Inc.	174	14,548
West Pharmaceutical Services, Inc.	79	25,145
Westinghouse Air Brake Technologies Corp.	137	14,525
Westlake Corp.	133	15,343
Westrock Co.	6,188	222,335
Weyerhaeuser Co.	8,731	250,492
Williams Cos., Inc.	1,295	44,548
Workday, Inc., Class A†	663	140,364
WW Grainger, Inc.	651	475,119
Xylem, Inc.	463	43,309
Zillow Group, Inc., Class C†	3,520	127,600
Zimmer Biomet Holdings, Inc.	80	8,353

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Zions Bancorp NA	203	$ 6,263
Zoetis, Inc.	1,373	215,561
Zoom Video Communications, Inc., Class A†	158	9,477
Zscaler, Inc.†	48	7,617
		158,860,595
Total Common Stocks (cost $291,974,251)		290,209,242
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.7%
United States — 44.7%
United States Treasury Notes
0.88%, 11/15/2030	$29,000,000	22,170,274
1.13%, 02/15/2031	28,500,000	22,070,801
1.25%, 08/15/2031	31,000,000	23,744,062
1.38%, 11/15/2031	40,079,600	30,761,093
1.63%, 05/15/2031	28,000,000	22,293,906
1.88%, 02/15/2032	29,000,000	23,047,070
2.75%, 08/15/2032	30,000,000	25,378,125
2.88%, 05/15/2032	30,000,000	25,742,578
3.38%, 05/15/2033	28,906,700	25,559,846
3.50%, 02/15/2033	28,000,000	25,064,375
3.88%, 08/15/2033	10,666,900	9,818,548
4.13%, 11/15/2032	28,100,000	26,473,274
Total U.S. Government & Agency Obligations (cost $335,116,898)		282,123,952
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,525.00) (cost $2,527,102)	721	2,083,690
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	796
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	9,327
Total Warrants (cost $1,155)		10,123
Total Long-Term Investment Securities (cost $629,619,406)		574,427,007
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.0%
U.S. Government — 2.0%
United States Treasury Bills
5.33%, 01/23/2024	$ 6,530,000	$ 6,449,962
5.34%, 02/27/2024	6,385,000	6,273,294
		12,723,256
Unaffiliated Investment Companies — 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class 5.31%(2)	31,555,575	31,555,575
Total Short-Term Investments (cost $44,278,744)		44,278,831
TOTAL INVESTMENTS (cost $673,898,150)	97.9%	618,705,838
Other assets less liabilities	2.1	13,285,108
NET ASSETS	100.0%	$631,990,946
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $1,042,004 representing 0.2% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2023.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank, N.A.	Pay	Russell 1000 Value Index	3-Month SOFR + 0.280%	Quarterly	11/10/2023	$14,356,545	$—	$(1,162,722)	$(1,162,722)
SOFR—Secured Overnight Financing Rate

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
119	Short	U.S. Treasury Long Bonds	December 2023	$14,279,198	$13,023,062	$1,256,136
48	Short	U.S. Treasury Ultra Bonds	December 2023	6,117,288	5,403,001	714,287
						$1,970,423
						Unrealized (Depreciation)
463	Long	MSCI EAFE Index	December 2023	$48,395,635	$45,700,415	$(2,695,220)
266	Long	S&P 500 E-Mini Index	December 2023	58,970,991	56,022,926	(2,948,065)
						$(5,643,285)
		Net Unrealized Appreciation (Depreciation)				$(3,672,862)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CHF	287,000	USD	325,258	12/20/2023	$ 8,046	$ —
	JPY	308,891,930	USD	2,126,861	12/20/2023	72,800	—
	NZD	6,000	USD	3,526	12/20/2023	29	—
						80,875	—
Deutsche Bank AG	USD	372,597	AUD	582,000	12/20/2023	—	(2,811)
	USD	211,613	JPY	30,738,000	12/20/2023	—	(7,213)
						—	(10,024)
Goldman Sachs International	USD	189,765	EUR	176,000	12/20/2023	—	(3,124)
JPMorgan Chase Bank, N.A.	EUR	1,018,735	USD	1,094,103	12/20/2023	13,777	—
	SGD	176,000	USD	128,694	12/20/2023	—	(125)
	USD	6,707,533	AUD	10,473,386	12/20/2023	—	(53,042)
	USD	6,803,871	CAD	9,276,528	12/20/2023	—	(108,762)
	USD	13,589,084	EUR	12,616,999	12/20/2023	—	(209,278)
	USD	172,532	GBP	138,000	12/20/2023	—	(4,737)
						13,777	(375,944)
Morgan Stanley & Co. International PLC	CAD	38,001	USD	27,869	12/20/2023	443	—
	USD	283	AUD	442	12/20/2023	—	(2)
	USD	155,681	CHF	140,000	12/20/2023	—	(943)
	USD	242,792	SEK	2,689,000	12/20/2023	—	(1,327)
						443	(2,272)
UBS AG	USD	75,113	NOK	804,000	12/20/2023	—	(3,037)
	USD	181,958	SGD	247,000	12/20/2023	—	(1,172)
						—	(4,209)
Unrealized Appreciation (Depreciation)						$95,095	$(395,573)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	44.7%
Short-Term Investments	7.0
Pharmaceuticals	3.8
Software	3.5
Internet	3.5

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Banks	3.0%
Semiconductors	2.7
Computers	2.2
Insurance	2.0
Oil & Gas	1.9
Auto Manufacturers	1.6
Retail	1.5
Electric	1.3
Cosmetics/Personal Care	1.3
Commercial Services	1.2
Diversified Financial Services	1.1
Mining	1.1
Food	1.0
Healthcare-Products	1.0
Distribution/Wholesale	0.9
Beverages	0.8
Electronics	0.8
Apparel	0.7
Chemicals	0.7
Healthcare-Services	0.6
Biotechnology	0.6
Miscellaneous Manufacturing	0.6
Telecommunications	0.6
Home Builders	0.6
Iron/Steel	0.5
Building Materials	0.4
Agriculture	0.4
Machinery-Diversified	0.4
Transportation	0.4
Aerospace/Defense	0.3
Media	0.3
Real Estate	0.3
Electrical Components & Equipment	0.3
Purchased Options	0.3
Machinery-Construction & Mining	0.3
Packaging & Containers	0.3
Engineering & Construction	0.2
Entertainment	0.2
Hand/Machine Tools	0.2
REITS	0.1
Toys/Games/Hobbies	0.1
Lodging	0.1
Water	0.1
Forest Products & Paper	0.1
Investment Companies	0.1
Airlines	0.1
Office/Business Equipment	0.1
97.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$18,615	$131,894	$—	$150,509
Cayman Islands	195,466	279,716	—	475,182
Ireland	2,504,406	748,448	—	3,252,854
Israel	208,569	270,688	—	479,257
Jersey	216,537	1,844,038	—	2,060,575
Luxembourg	314,527	1,131,402	—	1,445,929
Netherlands	367,280	4,379,809	—	4,747,089
Singapore	33,050	1,368,564	—	1,401,614
Switzerland	1,605,659	14,984,110	—	16,589,769
United Kingdom	36,648	16,332,798	0	16,369,446
United States	158,860,488	—	107	158,860,595
Other Countries	—	84,376,423	—	84,376,423
U.S. Government & Agency Obligations	—	282,123,952	—	282,123,952
Purchased Options	2,083,690	—	—	2,083,690
Warrants	10,123	—	—	10,123
Short-Term Investments:
U.S. Government	—	12,723,256	—	12,723,256
Other Short-Term Investments	31,555,575	—	—	31,555,575
Total Investments at Value	$198,010,633	$420,695,098	$107	$618,705,838
Other Financial Instruments:†
Futures Contracts	$1,970,423	$—	$—	$1,970,423
Forward Foreign Currency Contracts	—	95,095	—	95,095
Total Other Financial Instruments	$1,970,423	$95,095	$—	$2,065,518
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,162,722	$—	$1,162,722
Futures Contracts	5,643,285	—	—	5,643,285
Forward Foreign Currency Contracts	—	395,573	—	395,573
Total Other Financial Instruments	$5,643,285	$1,558,295	$—	$7,201,580
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 25.4%
Banks — 14.1%
Australia & New Zealand Banking Group, Ltd. FRS
6.06%, (SOFR+0.75%), 07/03/2025*	$ 1,280,000	$ 1,283,363
Commonwealth Bank of Australia FRS
5.71%, (SOFR+0.40%), 07/07/2025*	2,117,000	2,110,236
5.94%, (SOFR+0.63%), 09/12/2025*	3,128,000	3,129,029
6.05%, (SOFR+0.74%), 03/14/2025	1,543,000	1,547,490
6.05%, (SOFR+0.74%), 03/14/2025*	1,500,000	1,504,365
Cooperatieve Rabobank UA
0.38%, 01/12/2024	3,191,000	3,157,106
Cooperatieve Rabobank UA FRS
5.61%, (SOFR+0.30%), 01/12/2024	3,532,000	3,531,753
6.01%, (SOFR+0.70%), 07/18/2025	1,948,000	1,950,941
DBS Group Holdings, Ltd. FRS
5.92%, (SOFR+0.61%), 09/12/2025*	4,700,000	4,704,465
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	379,000	372,051
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,880,262
Landwirtschaftliche Rentenbank
2.38%, 01/23/2024	1,000,000	992,642
National Australia Bank, Ltd. FRS
5.69%, (SOFR+0.38%), 01/12/2025*	550,000	548,332
6.07%, (SOFR+0.76%), 05/13/2025*	890,000	892,624
Nordea Bank Abp
0.63%, 05/24/2024*	5,000,000	4,850,900
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,905,207
3.90%, 11/20/2023	1,303,000	1,301,492
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,925,188
		51,587,446
Internet — 1.6%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,707,421
2.73%, 04/13/2024	3,000,000	2,960,379
		5,667,800
Multi-National — 8.2%
Asian Development Bank
1.63%, 03/15/2024	8,650,000	8,524,700
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.38%, 11/16/2023	3,275,000	3,268,267
FMS Wertmanagement
0.38%, 05/06/2024	2,000,000	1,947,166
Inter-American Development Bank
0.25%, 11/15/2023	10,000,000	9,979,921
2.63%, 01/16/2024	1,000,000	993,847
Inter-American Investment Corp. FRS
5.58%, (SOFR+0.27%), 03/22/2024	5,400,000	5,399,919
		30,113,820
Oil & Gas — 1.5%
Equinor ASA
2.65%, 01/15/2024	5,650,000	5,616,164
Total Corporate Bonds & Notes (cost $93,443,585)		92,985,230
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 25.0%
U.S. Government — 25.0%
United States Treasury Notes
0.25%, 11/15/2023	1,875,000	1,871,364
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes FRS
5.51%, (3 UTBMM+0.13%), 07/31/2025	$23,500,000	$ 23,495,902
5.55%, (3 UTBMM+0.17%), 04/30/2025	35,850,000	35,885,282
5.55%, (3 UTBMM+0.17%), 10/31/2025	8,400,000	8,400,590
5.58%, (3 UTBMM+0.20%), 01/31/2025	21,525,000	21,561,232
Total U.S. Government & Agency Obligations (cost $91,178,865)		91,214,370
FOREIGN GOVERNMENT OBLIGATIONS — 16.1%
Banks — 3.0%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	8,000,000	7,860,331
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	3,000,000	2,950,440
		10,810,771
Diversified Financial Services — 2.3%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,944,952
CDP Financial, Inc. FRS
5.71%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,400,210
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,197,668
		8,542,830
Regional(State/Province) — 8.6%
Kommunekredit
1.00%, 12/15/2023	1,000,000	994,589
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,879,051
0.38%, 02/16/2024	200,000	196,976
1.38%, 05/08/2024	1,500,000	1,466,553
3.25%, 01/16/2024	1,643,000	1,634,905
Kuntarahoitus Oyj
2.50%, 11/15/2023	3,390,000	3,386,203
Province of Alberta, Canada
2.95%, 01/23/2024	1,650,000	1,639,678
3.35%, 11/01/2023	9,367,000	9,367,000
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,968,205
		31,533,160
Sovereign — 2.2%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	917,000	908,912
Export Development Canada
0.50%, 04/08/2024	800,000	782,015
2.63%, 02/21/2024	260,000	257,624
Kommunalbanken AS
0.25%, 12/08/2023	200,000	198,998
2.75%, 02/05/2024	1,786,000	1,772,577
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,962,485
0.50%, 11/10/2023	750,000	749,174
1.75%, 12/12/2023	1,218,000	1,212,920
		7,844,705
Total Foreign Government Obligations (cost $59,041,032)		58,731,466
Total Long-Term Investment Securities (cost $243,663,482)		242,931,066

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 33.4%
Commercial Paper — 32.9%
Australia & New Zealand Banking Group, Ltd.
5.45%, 11/08/2023*	$ 1,000,000	$ 998,817
5.45%, 11/30/2023*	1,000,000	995,533
5.59%, 02/20/2024*	4,500,000	4,423,414
Bank of Montreal
5.58%, 01/19/2024*	2,500,000	2,469,389
5.58%, 02/07/2024*	2,000,000	1,969,536
5.58%, 03/25/2024*	2,000,000	1,954,691
5.61%, 02/12/2024*	4,000,000	3,935,936
Caisse d’Amortissement de la Dette Sociale 5.49%, 04/29/2024*	500,000	485,797
Caisse des Dépôts et Consignations
5.43%, 05/02/2024*	2,700,000	2,623,484
5.46%, 03/21/2024*	3,000,000	2,934,294
5.49%, 03/12/2024*	4,000,000	3,918,184
Canadian Imperial Bank of Commerce 5.54%, 12/01/2023*	2,000,000	1,990,861
CDP Financial, Inc.
5.41%, 11/27/2023*	1,000,000	995,984
5.42%, 12/01/2023*	2,700,000	2,687,533
5.51%, 03/27/2024*	1,500,000	1,465,692
Cooperatieve Centrale
5.48%, 02/07/2024*	1,500,000	1,477,590
5.55%, 02/07/2024*	750,000	738,795
DNB Bank ASA
5.46%, 12/07/2023*	2,000,000	1,989,157
5.52%, 01/03/2024*	1,200,000	1,188,660
5.53%, 02/23/2024*	2,250,000	2,210,835
5.54%, 01/19/2024*	2,000,000	1,976,130
5.62%, 04/22/2024*	1,000,000	972,958
5.62%, 05/16/2024*	2,000,000	1,938,316
Export Development Canada
5.40%, 03/04/2024*	4,000,000	3,924,445
5.47%, 01/17/2024*	2,000,000	1,976,548
FMS Wertmanagement 5.57%, 02/08/2024*	600,000	590,953
KFW International Finance, Inc.
5.48%, 04/22/2024*	1,500,000	1,460,140
5.50%, 03/12/2024*	4,000,000	3,918,954
5.50%, 04/05/2024*	700,000	683,233
LVMH Moet Hennessy Louis Vuitton SE
5.46%, 02/06/2024*	2,000,000	1,970,527
5.50%, 05/23/2024*	6,800,000	6,585,640
National Securities Clearing Corp.
5.50%, 04/10/2024*	3,000,000	2,926,208
5.50%, 04/22/2024*	3,500,000	3,405,108
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
5.50%, 04/30/2024*	$ 4,000,000	$ 3,886,378
NRW.BANK
5.54%, 03/06/2024*	4,000,000	3,922,032
5.54%, 03/18/2024*	1,300,000	1,272,306
5.55%, 02/16/2024*	500,000	491,729
5.55%, 03/05/2024*	1,400,000	1,372,923
5.55%, 03/07/2024*	4,000,000	3,921,427
Oesterreichische Nationalbank
5.48%, 02/12/2024*	5,500,000	5,413,482
5.48%, 04/05/2024*	5,050,000	4,927,343
PSP Capital, Inc.
5.47%, 05/13/2024*	2,200,000	2,133,565
5.52%, 04/02/2024*	3,750,000	3,661,224
Toronto-Dominion Bank
5.48%, 11/27/2023*	4,000,000	3,984,132
5.58%, 03/06/2024*	4,550,000	4,461,127
United Overseas Bank, Ltd.
5.47%, 11/06/2023*	2,000,000	1,998,224
5.47%, 11/21/2023*	2,750,000	2,741,411
5.60%, 02/27/2024*	2,500,000	2,453,056
		120,423,701
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	1,705,871	1,705,871
Total Short-Term Investments (cost $122,151,862)		122,129,572
TOTAL INVESTMENTS (cost $365,815,344)	99.9%	365,060,638
Other assets less liabilities	0.1	484,436
NET ASSETS	100.0%	$365,545,074
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $152,631,483 representing 41.8% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2023.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$92,985,230	$—	$92,985,230
U.S. Government & Agency Obligations	—	91,214,370	—	91,214,370
Foreign Government Obligations	—	58,731,466	—	58,731,466
Short-Term Investments:
Commercial Paper	—	120,423,701	—	120,423,701
Other Short-Term Investments	1,705,871	—	—	1,705,871
Total Investments at Value	$1,705,871	$363,354,767	$—	$365,060,638
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.6%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	56,000	$ 33,153
Beijing Enterprises Water Group, Ltd.	46,000	9,697
China Gas Holdings, Ltd.	42,000	37,754
China Resources Gas Group, Ltd.	12,000	35,484
China Ruyi Holdings, Ltd.†	72,000	16,558
COSCO SHIPPING Ports, Ltd.	26,000	15,714
Credicorp., Ltd.	907	113,339
Kunlun Energy Co., Ltd.	54,000	44,979
Nine Dragons Paper Holdings, Ltd.	25,000	14,213
Orient Overseas International, Ltd.	1,500	18,916
Shenzhen International Holdings, Ltd.	24,500	16,169
		355,976
Brazil — 5.3%
AMBEV SA	64,100	163,500
Atacadao SA	6,100	10,853
B3 SA - Brasil Bolsa Balcao	76,300	167,983
Banco Bradesco SA	20,471	49,901
Banco Bradesco SA (Preference Shares)	69,915	194,002
Banco BTG Pactual SA	15,400	90,413
Banco do Brasil SA	11,000	105,489
Banco Santander Brasil SA	5,500	29,367
BB Seguridade Participacoes SA	8,600	52,469
CCR SA†	13,400	31,841
Centrais Eletricas Brasileiras SA	16,300	112,638
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	23,642
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	57,887
Cia Energetica de Minas Gerais (Preference Shares)	15,486	36,060
Cia Siderurgica Nacional SA	9,400	21,926
Cosan SA	13,800	43,110
CPFL Energia SA	3,600	23,877
Energisa SA	2,900	26,810
Eneva SA†	11,700	25,109
Engie Brasil Energia SA	1,900	14,810
Equatorial Energia SA	13,300	83,360
Gerdau SA (Preference Shares)†	14,595	63,020
Hapvida Participacoes e Investimentos SA*†	64,205	46,991
Hypera SA	4,200	25,233
Itau Unibanco Holding SA (Preference Shares)	63,750	339,123
Itausa SA (Preference Shares)	68,006	116,541
JBS SA	9,600	38,139
Klabin SA	8,700	36,928
Localiza Rent a Car SA†	11,680	117,848
Lojas Renner SA	11,110	27,016
Magazine Luiza SA†	41,000	10,816
Natura & Co. Holding SA†	11,900	30,094
Petroleo Brasileiro SA	49,200	369,262
Petroleo Brasileiro SA (Preference Shares)	62,500	430,654
PRIO SA†	9,400	88,933
Raia Drogasil SA	16,228	83,043
Rede D'Or Sao Luiz SA*	7,400	31,733
Rumo SA	17,000	75,226
Sendas Distribuidora SA	15,900	34,501
Suzano SA	10,191	104,240
Telefonica Brasil SA	6,300	56,530
TIM SA	8,900	26,779
TOTVS SA	5,600	28,113
Ultrapar Participacoes SA	9,500	38,533
Vale SA	44,788	612,956
Vibra Energia SA	14,100	55,346
WEG SA	21,900	143,387
		4,396,032
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.0%
VK Co., Ltd.(1)(2)	1,364	$ 0
Cayman Islands — 16.2%
3SBio, Inc.*	13,000	11,560
AAC Technologies Holdings, Inc.	9,500	17,171
Airtac International Group	2,000	65,398
Akeso, Inc.*†	6,000	33,912
Alibaba Group Holding, Ltd.†	218,228	2,248,356
ANTA Sports Products, Ltd.	17,400	195,926
Autohome, Inc. ADR	772	20,651
Baidu, Inc., Class A†	29,828	390,848
BeiGene, Ltd. ADR†	700	130,396
Bilibili, Inc.†	2,235	29,994
Bosideng International Holdings, Ltd.	42,000	16,578
C&D International Investment Group, Ltd.	9,000	20,186
Chailease Holding Co., Ltd.	18,468	100,771
China Conch Venture Holdings, Ltd.	22,500	18,667
China Feihe, Ltd.*	49,000	30,549
China Hongqiao Group, Ltd.	23,000	21,508
China Lesso Group Holdings, Ltd.	15,000	8,097
China Literature, Ltd.*†	4,200	14,134
China Medical System Holdings, Ltd.	16,000	25,676
China Meidong Auto Holdings, Ltd.	8,000	4,280
China Mengniu Dairy Co., Ltd.	44,000	144,950
China Resources Cement Holdings, Ltd.	36,000	9,241
China Resources Land, Ltd.	46,000	172,129
China Resources Mixc Lifestyle Services, Ltd.*	7,600	29,852
Chinasoft International, Ltd.	36,000	26,082
Chow Tai Fook Jewellery Group, Ltd.	28,200	39,993
Country Garden Holdings Co., Ltd.†	167,000	15,152
Country Garden Services Holdings Co., Ltd.	27,689	24,181
Daqo New Energy Corp. ADR†	750	19,095
Dongyue Group, Ltd.	20,000	15,915
East Buy Holding, Ltd.*†	5,000	20,503
ENN Energy Holdings, Ltd.	11,100	84,715
GCL Technology Holdings, Ltd.	283,000	41,852
GDS Holdings, Ltd., Class A†	9,776	12,451
Geely Automobile Holdings, Ltd.	82,000	92,917
Genscript Biotech Corp.†	14,000	40,832
Greentown China Holdings, Ltd.	13,500	13,085
H World Group, Ltd.†	2,724	102,586
Haidilao International Holding, Ltd.*	22,000	55,582
Haitian International Holdings, Ltd.†	9,000	21,435
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	30,195
Hengan International Group Co., Ltd.	9,000	30,123
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	27,764
Innovent Biologics, Inc.*†	16,000	93,952
iQIYI, Inc. ADR†	5,742	26,758
JD Health International, Inc.*†	15,650	71,044
JD Logistics, Inc.*†	26,400	31,374
JD.com, Inc., Class A	30,877	391,522
Jiumaojiu International Holdings, Ltd.*	10,000	10,964
JOYY, Inc. ADR	750	29,190
Kanzhun, Ltd. ADR†	2,500	37,000
KE Holdings, Inc. ADR	9,400	138,274
Kingboard Holdings, Ltd.	10,500	25,699
Kingboard Laminates Holdings, Ltd.	16,000	14,980
Kingdee International Software Group Co., Ltd.†	34,000	45,622
Kingsoft Corp., Ltd.	12,000	41,780
Kuaishou Technology*†	30,700	197,410
Legend Biotech Corp. ADR†	600	39,642
Li Auto, Inc., Class A†	15,200	257,154
Li Ning Co., Ltd.	32,000	98,287
Longfor Group Holdings, Ltd.*	26,000	38,085

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Lufax Holding, Ltd. ADR	8,266	$ 7,892
Meituan, Class B*†	67,190	954,553
Microport Scientific Corp.†	10,000	15,826
MINISO Group Holding, Ltd. ADR	1,300	32,903
Minth Group, Ltd.	10,000	22,452
NetEase, Inc.	26,750	572,055
New Oriental Education & Technology Group, Inc.†	21,360	140,257
NIO, Inc. ADR†	18,029	131,612
Parade Technologies, Ltd.†	1,000	32,987
PDD Holdings, Inc. ADR†	6,805	690,163
Ping An Healthcare and Technology Co., Ltd.*†	7,000	16,362
Pop Mart International Group, Ltd.*	7,000	19,267
Qifu Technology, Inc.	1,035	15,308
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	18,391
Shenzhou International Group Holdings, Ltd.	11,700	114,299
Silergy Corp.	4,000	35,860
Sino Biopharmaceutical, Ltd.	141,750	55,040
Smoore International Holdings, Ltd.*	24,000	18,568
Sunny Optical Technology Group Co., Ltd.	10,000	84,438
TAL Education Group ADR†	5,319	46,648
Tencent Holdings, Ltd.	82,200	3,045,086
Tencent Music Entertainment Group ADR†	8,901	64,621
Tingyi Cayman Islands Holding Corp.	26,000	34,467
Tongcheng Travel Holdings, Ltd.†	11,200	21,375
Topsports International Holdings, Ltd.*	17,000	14,347
Trip.com Group, Ltd.†	7,250	247,112
Uni-President China Holdings, Ltd.	18,000	12,343
Vinda International Holdings, Ltd.	5,000	12,366
Vipshop Holdings, Ltd. ADR†	4,613	65,781
Want Want China Holdings, Ltd.	68,000	42,270
Weibo Corp. ADR	688	8,139
Wuxi Biologics Cayman, Inc.*†	49,000	304,797
Xinyi Solar Holdings, Ltd.	66,000	38,926
Xpeng, Inc. ADR†	7,145	103,460
Xtep International Holdings, Ltd.	17,500	15,870
Yadea Group Holdings, Ltd.*	14,000	25,850
Yihai International Holding, Ltd.	7,000	12,744
Zai Lab, Ltd. ADR†	953	24,016
Zhen Ding Technology Holding, Ltd.	7,000	21,175
Zhongsheng Group Holdings, Ltd.	8,000	18,582
ZTO Express Cayman, Inc. ADR	5,548	130,766
		13,352,999
Chile — 0.5%
Banco de Chile	582,395	59,834
Banco de Credito e Inversiones SA	779	18,626
Banco Santander Chile†	824,433	35,943
Cencosud SA	17,694	28,666
Cia Cervecerias Unidas SA	1,893	10,762
Cia Sud Americana de Vapores SA	167,320	9,291
Empresas CMPC SA	15,604	27,895
Empresas COPEC SA	5,516	36,517
Enel Americas SA†	275,251	28,294
Enel Chile SA	335,891	19,891
Falabella SA	8,881	18,085
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,021	97,776
		391,580
China — 6.5%
Agricultural Bank of China, Ltd.	394,000	146,445
Air China, Ltd.†	20,000	13,647
Security Description	Shares or Principal Amount	Value

China (continued)
Aluminum Corp. of China, Ltd.	34,000	$ 18,197
Anhui Conch Cement Co., Ltd.	17,500	43,829
Bank of China, Ltd.	1,053,000	370,548
Bank of Communications Co., Ltd.	127,000	75,115
Beijing Capital International Airport Co., Ltd.†	24,000	8,849
BYD Co., Ltd.	13,000	395,507
China Cinda Asset Management Co., Ltd.	87,000	8,505
China CITIC Bank Corp., Ltd.	125,000	55,908
China Coal Energy Co., Ltd.	29,000	22,854
China Communications Services Corp., Ltd.	24,000	9,852
China Construction Bank Corp.	1,273,000	720,427
China Everbright Bank Co., Ltd.	45,000	12,821
China Galaxy Securities Co., Ltd.	67,500	34,797
China International Capital Corp., Ltd.*	18,400	29,525
China Life Insurance Co., Ltd.	102,000	138,092
China Longyuan Power Group Corp. Ltd.	45,000	38,074
China Merchants Bank Co., Ltd.	52,000	197,217
China Minsheng Banking Corp., Ltd.	80,000	26,667
China National Building Material Co., Ltd.	54,000	25,658
China Pacific Insurance Group Co., Ltd.	39,000	96,045
China Petroleum & Chemical Corp.	342,000	174,757
China Railway Group, Ltd.	43,000	20,270
China Shenhua Energy Co., Ltd.	49,000	150,651
China Southern Airlines Co., Ltd.†	26,000	12,289
China Tourism Group Duty Free Corp., Ltd.*†	1,100	12,411
China Tower Corp., Ltd.*	580,000	54,329
China Vanke Co., Ltd.	24,300	22,717
CITIC Securities Co., Ltd.	28,500	56,016
CMOC Group, Ltd.	42,000	25,217
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	17,009
COSCO SHIPPING Holdings Co., Ltd.	50,050	50,837
Dongfeng Motor Group Co., Ltd.	36,000	15,901
Flat Glass Group Co., Ltd.	5,000	8,955
Fuyao Glass Industry Group Co., Ltd.*	6,800	31,069
Ganfeng Lithium Co., Ltd.*	4,760	17,181
GF Securities Co., Ltd.	14,600	18,985
Great Wall Motor Co., Ltd.	29,500	41,147
Guangzhou Automobile Group Co., Ltd.	37,200	17,465
Haier Smart Home Co., Ltd.	32,800	93,021
Haitong Securities Co., Ltd.	56,000	32,375
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	9,543
Huaneng Power International, Inc.†	48,000	22,532
Huatai Securities Co., Ltd.*	26,200	34,485
Industrial & Commercial Bank of China, Ltd.	749,000	360,022
Jiangsu Expressway Co., Ltd.	14,000	12,736
Jiangxi Copper Co., Ltd.	12,000	16,985
New China Life Insurance Co., Ltd.	10,800	23,775
Nongfu Spring Co., Ltd.*	24,200	137,728
People's Insurance Co. Group of China, Ltd.	104,000	34,419
PetroChina Co., Ltd.	280,000	182,447
Pharmaron Beijing Co., Ltd.*	4,050	9,652
PICC Property & Casualty Co., Ltd.	96,000	109,641
Ping An Insurance Group Co. of China, Ltd.	84,000	424,623
Postal Savings Bank of China Co., Ltd.*	110,000	50,163
Shandong Gold Mining Co., Ltd.*†	8,750	16,428
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	33,345
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	15,053
Shanghai Fudan Microelectronics Group Co. Ltd.	4,000	7,570
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	8,433
Sinopharm Group Co., Ltd.	16,800	40,463
TravelSky Technology, Ltd.	12,000	18,919
Tsingtao Brewery Co., Ltd.	8,000	60,600
Weichai Power Co., Ltd.	25,000	37,367

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
WuXi AppTec Co., Ltd.*	4,896	$ 59,137
Yankuang Energy Group Co., Inc.	30,000	52,526
Zhaojin Mining Industry Co., Ltd.	16,000	19,929
Zhejiang Expressway Co., Ltd.	18,000	13,591
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	26,790
Zijin Mining Group Co., Ltd.	72,000	111,844
		5,311,927
Colombia — 0.1%
Bancolombia SA	3,585	25,564
Bancolombia SA (Preference Shares)	5,647	36,220
Interconexion Electrica SA ESP	6,010	21,172
		82,956
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	2,137	91,516
Komercni Banka AS	1,302	38,137
Moneta Money Bank AS*	4,444	17,165
		146,818
Greece — 0.4%
Alpha Services and Holdings SA†	25,956	38,754
Eurobank Ergasias Services and Holdings SA†	27,995	45,703
Hellenic Telecommunications Organization SA	2,692	37,692
JUMBO SA	1,014	26,677
Motor Oil Hellas Corinth Refineries SA	880	20,964
Mytilineos SA	1,227	45,434
National Bank of Greece SA†	7,176	41,035
OPAP SA	2,396	40,623
Public Power Corp. S.A.†	2,501	25,495
		322,377
Hong Kong — 0.9%
Beijing Enterprises Holdings, Ltd.	6,000	19,975
BYD Electronic International Co., Ltd.	9,500	39,569
China Everbright Environment Group, Ltd.	45,000	15,395
China Merchants Port Holdings Co., Ltd.	17,320	22,017
China Power International Development, Ltd.	75,000	29,135
China Resources Beer Holdings Co., Ltd.	22,000	116,324
China Resources Pharmaceutical Group, Ltd.*	23,000	14,281
China Resources Power Holdings Co., Ltd.	28,000	54,271
China Taiping Insurance Holdings Co., Ltd.	21,600	19,920
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	15,761
CITIC, Ltd.	78,000	66,247
CSPC Pharmaceutical Group, Ltd.	122,320	106,718
Fosun International, Ltd.	37,000	22,227
Guangdong Investment, Ltd.	38,000	25,922
Hua Hong Semiconductor, Ltd.*†	6,000	14,809
Lenovo Group, Ltd.	106,000	123,908
Yuexiu Property Co., Ltd.	28,000	29,109
		735,588
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,654	52,962
OTP Bank Nyrt	3,169	117,785
Richter Gedeon Nyrt	1,902	44,603
		215,350
Security Description	Shares or Principal Amount	Value

India — 15.3%
ABB India, Ltd.	738	$ 36,449
ACC, Ltd.	753	17,065
Adani Enterprises, Ltd.	2,236	61,729
Adani Green Energy, Ltd.†	4,464	48,822
Adani Ports & Special Economic Zone, Ltd.	6,474	61,039
Adani Power, Ltd.†	10,645	46,746
Ambuja Cements, Ltd.	7,361	37,490
Apollo Hospitals Enterprise, Ltd.	1,385	80,412
Asian Paints, Ltd.	5,198	187,387
AU Small Finance Bank, Ltd.*	2,023	16,272
Aurobindo Pharma, Ltd.	3,893	39,714
Avenue Supermarts, Ltd.*†	2,121	92,564
Axis Bank, Ltd.	29,789	351,052
Bajaj Auto, Ltd.	798	51,031
Bajaj Finance, Ltd.	3,610	325,091
Bajaj Finserv, Ltd.	4,870	91,848
Bajaj Holdings & Investment, Ltd.	357	29,603
Balkrishna Industries, Ltd.	1,036	31,813
Bandhan Bank, Ltd.*	9,067	23,321
Bank of Baroda	13,447	31,680
Berger Paints India, Ltd.	3,135	21,033
Bharat Electronics, Ltd.	44,040	70,632
Bharat Forge, Ltd.	2,445	30,039
Bharat Petroleum Corp., Ltd.	11,716	49,254
Bharti Airtel, Ltd.†	28,822	316,596
Britannia Industries, Ltd.	1,420	75,513
CG Power & Industrial Solutions, Ltd.	8,762	40,969
Cholamandalam Investment and Finance Co., Ltd.	4,836	66,331
Cipla, Ltd.	6,084	87,898
Coal India, Ltd.	21,962	82,840
Colgate-Palmolive India, Ltd.	1,376	34,921
Container Corp. Of India, Ltd.	2,762	22,864
Dabur India, Ltd.	6,181	39,277
Divi's Laboratories, Ltd.	1,452	59,263
DLF, Ltd.	7,657	51,769
Dr Reddy's Laboratories, Ltd.	1,567	101,020
Eicher Motors, Ltd.	1,700	67,329
GAIL India, Ltd.	29,109	41,927
Godrej Consumer Products, Ltd.†	5,234	62,414
Godrej Properties, Ltd.†	1,798	35,918
Grasim Industries, Ltd.	3,820	86,732
Havells India, Ltd.	2,980	44,760
HCL Technologies, Ltd.	12,950	198,676
HDFC Bank, Ltd.	36,567	648,521
HDFC Life Insurance Co., Ltd.*	12,121	90,391
Hero MotoCorp, Ltd.	1,510	56,136
Hindalco Industries, Ltd.	15,869	87,924
Hindustan Aeronautics, Ltd.	2,146	47,053
Hindustan Petroleum Corp., Ltd.†	8,320	24,731
Hindustan Unilever, Ltd.	10,791	322,156
ICICI Bank, Ltd.	67,869	747,106
ICICI Lombard General Insurance Co., Ltd.*	2,658	44,176
ICICI Prudential Life Insurance Co., Ltd.*	4,024	25,506
Indian Hotels Co., Ltd.	10,791	49,803
Indian Oil Corp., Ltd.	36,076	38,991
Indian Railway Catering & Tourism Corp., Ltd.	3,145	25,148
Indraprastha Gas, Ltd.	3,557	16,351
Info Edge India, Ltd.	950	46,800
Infosys, Ltd.	43,684	722,019
InterGlobe Aviation, Ltd.*†	1,692	50,015
ITC, Ltd.	39,359	202,656
Jindal Steel & Power, Ltd.	5,040	38,380
Jio Financial Services, Ltd.†	41,193	108,185

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
JSW Steel, Ltd.	7,619	$ 67,341
Jubilant Foodworks, Ltd.	5,085	30,528
Kotak Mahindra Bank, Ltd.	14,293	298,245
Larsen & Toubro, Ltd.	9,173	322,213
LTIMindtree, Ltd.*	1,337	81,342
Lupin, Ltd.	2,736	37,043
Mahindra & Mahindra, Ltd.	12,098	212,847
Marico, Ltd.	6,506	41,810
Maruti Suzuki India, Ltd.	1,651	206,118
Max Healthcare Institute, Ltd.	9,900	68,125
Mphasis, Ltd.	1,114	28,432
MRF, Ltd.	17	22,161
Muthoot Finance, Ltd.	1,484	23,312
Nestle India, Ltd.	455	132,540
NTPC, Ltd.	55,297	156,995
Oil & Natural Gas Corp., Ltd.	35,442	79,218
Page Industries, Ltd.	62	28,083
Petronet LNG, Ltd.†	9,779	23,376
PI Industries, Ltd.	1,010	41,145
Pidilite Industries, Ltd.	2,030	60,027
Power Grid Corp. of India, Ltd.	56,072	135,855
Reliance Industries, Ltd.	40,174	1,108,586
Samvardhana Motherson International, Ltd.	23,245	25,681
SBI Cards & Payment Services, Ltd.	2,884	25,945
SBI Life Insurance Co., Ltd.*	6,146	101,223
Shree Cement, Ltd.	127	39,262
Shriram Finance, Ltd.	2,960	67,020
Siemens, Ltd.†	913	36,624
Sona BLW Precision Forgings, Ltd.*	5,192	33,855
SRF, Ltd.	1,957	51,490
State Bank of India	23,858	162,323
Sun Pharmaceutical Industries, Ltd.	13,247	172,796
Tata Consultancy Services, Ltd.	12,008	487,616
Tata Consumer Products, Ltd.	8,350	90,288
Tata Elxsi, Ltd.	477	43,838
Tata Motors, Ltd.	22,179	167,785
Tata Power Co., Ltd.	19,071	54,861
Tata Steel, Ltd.	94,670	135,320
Tech Mahindra, Ltd.	6,969	94,933
Titan Co., Ltd.	4,707	180,711
Torrent Pharmaceuticals, Ltd.	1,084	25,095
Trent, Ltd.	1,848	47,966
Tube Investments of India, Ltd.	1,374	51,986
TVS Motor Co., Ltd.	2,672	51,181
UltraTech Cement, Ltd.	1,531	155,340
United Spirits, Ltd.†	2,861	35,456
UPL, Ltd.	6,028	39,160
Varun Beverages, Ltd.	5,982	65,791
Vedanta, Ltd.	9,884	25,719
Wipro, Ltd.	17,946	82,461
Yes Bank, Ltd.†	111,453	21,412
Zomato, Ltd.†	55,660	70,434
		12,590,065
Indonesia — 1.8%
Adaro Energy Tbk PT	183,600	29,645
Aneka Tambang Tbk	102,700	11,035
Astra International Tbk PT	260,900	94,506
Bank Central Asia Tbk PT	726,700	400,646
Bank Mandiri Persero Tbk PT	502,000	179,898
Bank Negara Indonesia Persero Tbk PT	181,200	54,640
Bank Rakyat Indonesia Persero Tbk PT	912,200	285,151
Security Description	Shares or Principal Amount	Value

Indonesia (continued)
Barito Pacific Tbk PT	306,794	$ 21,734
Charoen Pokphand Indonesia Tbk PT†	92,900	33,926
Indah Kiat Pulp & Paper Corp. PT	36,200	21,915
Indofood CBP Sukses Makmur Tbk PT	20,800	13,540
Indofood Sukses Makmur Tbk PT	47,000	19,680
Kalbe Farma Tbk PT	224,100	23,888
Merdeka Copper Gold Tbk PT†	155,600	21,899
Sarana Menara Nusantara Tbk PT	189,300	10,601
Semen Indonesia Persero Tbk PT	34,700	13,355
Sumber Alfaria Trijaya Tbk PT	203,900	37,082
Telkom Indonesia Persero Tbk PT	646,400	142,092
Unilever Indonesia Tbk PT	91,400	20,858
United Tractors Tbk PT	23,600	37,423
		1,473,514
Kuwait — 0.8%
Agility Public Warehousing Co. KSCP†	19,532	33,214
Boubyan Bank KSCP	15,537	29,431
Gulf Bank KSCP	22,838	17,499
Kuwait Finance House KSCP	109,018	241,019
Mabanee Co. KPSC	13,330	35,539
Mobile Telecommunications Co. KSCP	21,217	32,991
National Bank of Kuwait SAKP	99,013	280,811
		670,504
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	36,523
Reinet Investments SCA	1,465	30,442
		66,965
Malaysia — 1.3%
AMMB Holdings Bhd	15,800	12,683
Axiata Group Bhd	30,600	14,000
CELCOMDIGI Bhd	32,000	28,437
CIMB Group Holdings Bhd†	84,200	100,954
Dialog Group Bhd	47,800	21,572
Gamuda Bhd	26,600	25,899
Genting Bhd	23,000	19,454
Genting Malaysia Bhd	28,800	14,630
Hong Leong Bank Bhd	8,500	34,609
IHH Healthcare Bhd	22,700	28,619
Inari Amertron Bhd	40,600	24,313
IOI Corp. Bhd	27,900	23,018
Kuala Lumpur Kepong Bhd	4,800	22,141
Malayan Banking Bhd	64,500	122,142
Maxis Bhd	24,800	20,631
MISC Bhd	15,100	22,970
Nestle Malaysia Bhd	1,100	28,571
Petronas Chemicals Group Bhd	30,400	46,858
Petronas Dagangan Bhd	3,700	17,744
Petronas Gas Bhd	9,400	33,938
PPB Group Bhd	8,200	26,136
Press Metal Aluminium Holdings Bhd	48,700	50,297
Public Bank Bhd	199,600	174,382
QL Resources Bhd	11,600	13,460
RHB Bank Bhd	19,700	23,081
Sime Darby Bhd	26,300	12,631
Sime Darby Plantation Bhd	23,000	20,956
Telekom Malaysia Bhd	11,600	12,359
Tenaga Nasional Bhd	35,400	73,565
Top Glove Corp. Bhd†	68,500	10,427
		1,080,477

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 2.6%
Alfa SAB de CV	38,800	$ 24,103
America Movil SAB de CV	412,000	340,724
Arca Continental SAB de CV	6,800	61,019
Banco del Bajio SA*	9,800	29,836
Cemex SAB de CV CPO†	206,400	123,526
Coca-Cola Femsa SAB de CV	7,385	56,142
Fibra Uno Administracion SA de CV	37,300	56,708
Fomento Economico Mexicano SAB de CV	26,100	295,093
Gruma SAB de CV, Class B	2,775	48,334
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	56,040
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	53,971
Grupo Bimbo SAB de CV, Class A	17,400	70,627
Grupo Carso SAB de CV, Class A1	7,200	46,150
Grupo Financiero Banorte SAB de CV, Class O	35,400	286,770
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	56,138
Grupo Mexico SAB de CV, Class B	42,700	177,323
Grupo Televisa SAB CPO	30,800	14,026
Industrias Penoles SAB de CV†	1,630	18,035
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	31,704
Operadora De Sites Mexicanos SAB de CV	14,700	12,565
Orbia Advance Corp SAB de CV	12,000	19,475
Promotora y Operadora de Infraestructura SAB de CV	2,130	17,552
Wal-Mart de Mexico SAB de CV	70,300	251,893
		2,147,754
Netherlands — 0.1%
NEPI Rockcastle NV	5,148	27,895
Pepco Group NV†	2,620	10,612
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		38,507
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	18,833
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	17,263
ACEN Corp.	8,448	790
Ayala Corp.	3,755	40,104
Ayala Land, Inc.	108,400	53,353
Bank of the Philippine Islands	25,015	44,332
BDO Unibank, Inc.	29,640	66,774
International Container Terminal Services, Inc.	11,660	41,392
JG Summit Holdings, Inc.	39,165	25,233
Jollibee Foods Corp.	4,780	17,294
Manila Electric Co.	2,750	17,221
Metropolitan Bank & Trust Co.	18,723	17,270
PLDT, Inc.	1,155	24,747
SM Investments Corp.	3,160	44,612
SM Prime Holdings, Inc.	134,700	71,048
Universal Robina Corp.	10,620	20,449
		501,882
Poland — 0.8%
Bank Polska Kasa Opieki SA	2,138	64,862
CD Projekt SA	878	21,884
Dino Polska SA*†	661	62,670
KGHM Polska Miedz SA	1,972	52,522
LPP SA	16	51,541
mBank SA†	186	23,029
Orlen SA	7,580	119,711
PGE Polska Grupa Energetyczna SA†	10,070	17,465
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	120,075
Security Description	Shares or Principal Amount	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	7,578	$ 85,685
Santander Bank Polska SA†	376	40,876
		660,320
Qatar — 0.9%
Barwa Real Estate Co.	34,884	24,244
Commercial Bank PSQC	42,642	60,050
Dukhan Bank	21,946	21,858
Industries Qatar QSC	19,992	67,101
Masraf Al Rayan QSC	71,297	41,121
Mesaieed Petrochemical Holding Co.	45,719	19,952
Ooredoo Q.P.S.C.	6,504	17,639
Qatar Electricity & Water Co. QSC	4,301	19,529
Qatar Fuel QSC	6,324	25,797
Qatar Gas Transport Co., Ltd.	36,420	35,195
Qatar International Islamic Bank QSC	13,451	34,161
Qatar Islamic Bank SAQ	22,644	108,208
Qatar National Bank Q.P.S.C.	60,562	247,697
		722,552
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.1%
ACWA Power Co.	1,146	69,330
Advanced Petrochemical Co.	1,578	15,693
Al Rajhi Bank	25,857	462,582
Alinma Bank	13,115	115,051
Almarai Co. JSC	3,390	50,548
Arab National Bank	7,328	46,374
Arabian Internet & Communications Services Co.	329	27,431
Bank AlBilad	6,412	63,670
Bank Al-Jazira†	5,363	23,390
Banque Saudi Fransi	7,816	74,710
Bupa Arabia for Cooperative Insurance Co.	961	54,558
Dallah Healthcare Co.	428	16,872
Dar Al Arkan Real Estate Development Co.†	9,752	39,257
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	80,700
Elm Co.	315	58,968
Emaar Economic City†	6,792	13,256
Etihad Etisalat Co.	5,135	63,197
Jarir Marketing Co.	6,400	24,702
Mobile Telecommunications Co. Saudi Arabia	5,798	21,326
Mouwasat Medical Services Co.	982	26,185
Nahdi Medical Co.	517	19,551
National Industrialization Co.†	4,020	12,462
Rabigh Refining & Petrochemical Co.†	2,559	6,875
Riyad Bank	18,467	130,665
SABIC Agri-Nutrients Co.	3,006	107,192
Sahara International Petrochemical Co.	4,799	41,273
Saudi Arabian Mining Co.†	16,909	162,390

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Arabian Oil Co.*	36,115	$ 320,563
Saudi Aramco Base Oil Co.	594	20,445
Saudi Awwal Bank	12,910	115,228
Saudi Basic Industries Corp.	12,362	253,777
Saudi Electricity Co.	11,038	52,382
Saudi Industrial Investment Group	4,949	31,633
Saudi Investment Bank	6,604	25,883
Saudi Kayan Petrochemical Co.†	10,442	29,436
Saudi National Bank	38,782	347,147
Saudi Research & Media Group†	462	17,367
Saudi Tadawul Group Holding Co.	458	20,306
Saudi Telecom Co.	26,112	267,352
Savola Group	3,609	35,017
Yanbu National Petrochemical Co.	3,335	33,647
		3,398,391
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	15,406
South Africa — 2.9%
Absa Group, Ltd.	12,013	109,791
African Rainbow Minerals, Ltd.	1,413	11,646
Anglo American Platinum, Ltd.	710	23,768
Aspen Pharmacare Holdings, Ltd.	4,858	44,087
Bid Corp., Ltd.	4,316	91,478
Bidvest Group, Ltd.	3,426	48,438
Capitec Bank Holdings, Ltd.	1,207	107,739
Clicks Group, Ltd.	3,106	45,725
Discovery, Ltd.	6,646	45,827
Exxaro Resources, Ltd.	3,710	37,154
FirstRand, Ltd.	67,458	222,469
Foschini Group, Ltd.	4,145	22,408
Gold Fields, Ltd.	11,884	156,635
Growthpoint Properties, Ltd.	38,120	19,821
Harmony Gold Mining Co., Ltd.	6,594	30,486
Impala Platinum Holdings, Ltd.	10,887	45,322
Kumba Iron Ore, Ltd.	844	22,252
Mr. Price Group, Ltd.	3,088	22,321
MTN Group, Ltd.	22,749	111,381
MultiChoice Group, Ltd.†	5,919	22,171
Naspers, Ltd.	2,577	401,742
Nedbank Group, Ltd.	5,570	59,951
Northam Platinum Holdings, Ltd.	4,333	26,145
Old Mutual, Ltd.	61,491	39,044
OUTsurance Group, Ltd.	11,213	24,258
Pepkor Holdings, Ltd.*	16,088	14,679
Remgro, Ltd.	5,915	45,736
Sanlam, Ltd.	23,915	83,897
Sasol, Ltd.	7,454	94,597
Shoprite Holdings, Ltd.	6,487	83,132
Sibanye Stillwater, Ltd.	35,477	45,380
Standard Bank Group, Ltd.	17,725	174,516
Vodacom Group, Ltd.	8,572	46,611
Woolworths Holdings, Ltd.	11,889	44,214
		2,424,821
South Korea — 11.5%
Amorepacific Corp.†	423	39,818
BGF retail Co., Ltd.	92	9,482
Celltrion Healthcare Co., Ltd.	1,385	68,440
Celltrion Pharm, Inc.†	238	11,202
Celltrion, Inc.	1,417	157,259
CJ CheilJedang Corp.	113	23,644
Security Description	Shares or Principal Amount	Value

South Korea (continued)
CosmoAM&T Co., Ltd.†	304	$ 31,826
Coway Co., Ltd.	543	17,516
DB Insurance Co., Ltd.	563	36,821
Doosan Bobcat, Inc.	500	14,358
Doosan Enerbility Co., Ltd.†	5,807	58,049
Ecopro BM Co., Ltd.	600	88,352
E-MART, Inc.	247	13,359
F&F Co., Ltd.	223	15,624
GS Holdings Corp.†	649	18,942
Hana Financial Group, Inc.	4,136	120,664
Hankook Tire & Technology Co., Ltd.	947	26,800
Hanmi Pharm Co., Ltd.	78	16,299
Hanon Systems	2,390	12,180
Hanwha Aerospace Co., Ltd.	453	34,077
Hanwha Solutions Corp.†	1,512	32,113
HD Hyundai Co., Ltd.	510	21,786
HLB, Inc.†	1,245	26,986
HMM Co., Ltd.	3,345	36,210
Hotel Shilla Co., Ltd.	288	13,376
HYBE Co., Ltd.†	243	39,792
Hyundai Engineering & Construction Co., Ltd.	947	23,550
Hyundai Glovis Co., Ltd.	239	30,406
Hyundai Heavy Industries Co., Ltd.†	234	17,794
Hyundai Mipo Dockyard Co., Ltd.†	311	16,075
Hyundai Mobis Co., Ltd.	808	126,031
Hyundai Motor Co.	1,861	235,452
Hyundai Motor Co. (2nd Preference Shares)	341	25,370
Hyundai Motor Co. (Preference Shares)	195	14,438
Hyundai Steel Co.	1,079	26,360
Industrial Bank of Korea	2,725	22,544
Kakao Corp.	4,181	117,981
Kakao Games Corp.†	409	7,117
KakaoBank Corp.	2,150	29,191
Kakaopay Corp.†	374	9,563
Kangwon Land, Inc.	1,186	12,939
KB Financial Group, Inc.	5,445	207,766
Kia Corp.	3,625	207,455
Korea Aerospace Industries, Ltd.	1,110	36,555
Korea Electric Power Corp.†	3,329	41,726
Korea Investment Holdings Co., Ltd.	528	19,800
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	31,161
Korea Zinc Co., Ltd.	116	40,519
Korean Air Lines Co., Ltd.	2,137	32,640
Krafton, Inc.†	297	36,044
KT Corp.	681	16,518
KT&G Corp.	1,349	85,466
Kumho Petrochemical Co., Ltd.	246	23,095
L&F Co., Ltd.	302	29,672
LG Chem, Ltd.	650	214,189
LG Chem, Ltd. (Preference Shares)	87	18,249
LG Corp.	1,184	67,715
LG Display Co., Ltd.†	3,126	28,399
LG Electronics, Inc.	1,484	110,433
LG Energy Solution, Ltd.†	475	136,760
LG H&H Co., Ltd.	134	31,485
LG Innotek Co., Ltd.	178	29,615
LG Uplus Corp.	1,876	14,092
Lotte Chemical Corp.	224	24,429
Lotte Energy Materials Corp.	315	9,052
Meritz Financial Group, Inc.	1,285	47,786
Mirae Asset Daewoo Co., Ltd.	3,672	18,044
NAVER Corp.	1,734	243,116
NCSoft Corp.	226	39,245

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Netmarble Corp.*†	264	$ 7,611
Orion Corp.	289	25,901
Pan Ocean Co., Ltd.†	3,044	9,755
PearlAbyss Corp.†	340	12,500
POSCO Future M Co., Ltd.	407	72,343
POSCO Holdings, Inc.	962	296,735
Posco International Corp.	696	26,191
Samsung Biologics Co., Ltd.*†	224	117,644
Samsung C&T Corp.	1,149	90,812
Samsung Electro-Mechanics Co., Ltd.	768	71,284
Samsung Electronics Co., Ltd.	63,183	3,150,663
Samsung Electronics Co., Ltd. (Preference Shares)	11,043	441,084
Samsung Engineering Co., Ltd.†	1,634	28,928
Samsung Fire & Marine Insurance Co., Ltd.	403	77,415
Samsung Heavy Industries Co., Ltd.†	8,827	44,852
Samsung Life Insurance Co., Ltd.	978	52,365
Samsung SDI Co., Ltd.	724	231,084
Samsung SDS Co., Ltd.	443	45,365
Samsung Securities Co. Ltd.	706	18,564
Shinhan Financial Group Co., Ltd.	5,638	144,290
SK Biopharmaceuticals Co., Ltd.†	407	22,867
SK Bioscience Co., Ltd.†	260	11,731
SK Hynix, Inc.	7,210	629,872
SK IE Technology Co., Ltd.*†	193	8,563
SK Innovation Co., Ltd.†	807	73,860
SK Square Co., Ltd.†	1,308	41,549
SK, Inc.	560	59,285
SKC Co., Ltd.	252	14,695
S-Oil Corp.	578	28,670
Woori Financial Group, Inc.	7,094	62,809
Yuhan Corp.	721	30,741
		9,490,840
Taiwan — 14.7%
Accton Technology Corp.	7,000	109,087
Acer, Inc.	41,000	43,189
Advantech Co., Ltd.	7,148	73,202
ASE Technology Holding Co., Ltd.	40,000	141,444
Asia Cement Corp.	22,000	27,152
Asustek Computer, Inc.	11,000	116,195
AUO Corp.	91,200	44,102
Catcher Technology Co., Ltd.†	10,000	56,000
Cathay Financial Holding Co., Ltd.	125,000	169,828
Chang Hwa Commercial Bank, Ltd.	47,791	25,381
Cheng Shin Rubber Industry Co., Ltd.	16,000	21,893
China Airlines, Ltd.	38,000	22,790
China Development Financial Holding Corp.†	201,451	70,436
China Steel Corp.	156,000	116,586
Chunghwa Telecom Co., Ltd.	49,000	175,527
Compal Electronics, Inc.	66,000	57,193
CTBC Financial Holding Co., Ltd.†	228,000	171,384
Delta Electronics, Inc.	27,000	244,422
E Ink Holdings, Inc.†	12,000	62,291
E.Sun Financial Holding Co., Ltd.	170,629	125,593
Eclat Textile Co., Ltd.	2,000	31,842
eMemory Technology, Inc.	1,000	62,343
Eva Airways Corp.	35,000	29,706
Evergreen Marine Corp Taiwan, Ltd.†	13,000	43,207
Far Eastern New Century Corp.	27,000	24,580
Far EasTone Telecommunications Co., Ltd.	20,000	46,829
Feng TAY Enterprise Co., Ltd.	5,913	32,720
First Financial Holding Co., Ltd.†	146,066	117,110
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Formosa Chemicals & Fibre Corp.	43,000	$ 81,083
Formosa Petrochemical Corp.†	16,000	39,070
Formosa Plastics Corp.	48,000	114,271
Fubon Financial Holding Co., Ltd.	106,722	198,630
Giant Manufacturing Co., Ltd.	4,000	20,357
Global Unichip Corp.	1,000	44,443
Globalwafers Co., Ltd.	3,000	44,229
Hon Hai Precision Industry Co., Ltd.	163,200	487,515
Hotai Motor Co., Ltd.	4,080	76,540
Hua Nan Financial Holdings Co., Ltd.	112,833	70,697
Innolux Corp.†	95,432	35,959
Inventec Corp.	37,000	46,065
Largan Precision Co., Ltd.	1,000	63,895
Lite-On Technology Corp.	29,000	91,567
MediaTek, Inc.	20,000	526,936
Mega Financial Holding Co., Ltd.†	154,602	175,799
Micro-Star International Co., Ltd.	12,000	61,634
momo.com, Inc.	1,320	21,721
Nan Ya Plastics Corp.	65,000	124,703
Nan Ya Printed Circuit Board Corp.	3,000	22,087
Nanya Technology Corp.	16,000	32,087
Nien Made Enterprise Co., Ltd.	2,000	17,663
Novatek Microelectronics Corp.	8,000	112,762
Pegatron Corp.	30,000	70,247
PharmaEssentia Corp.†	3,000	29,995
Pou Chen Corp.	21,000	18,788
Powerchip Semiconductor Manufacturing Corp.	38,000	31,304
President Chain Store Corp.	6,000	47,670
Quanta Computer, Inc.	36,000	210,592
Realtek Semiconductor Corp.	6,000	74,879
Ruentex Development Co., Ltd.	17,955	18,018
Shanghai Commercial & Savings Bank, Ltd.	49,000	64,885
Shin Kong Financial Holding Co., Ltd.†	120,598	32,433
SinoPac Financial Holdings Co., Ltd.†	135,841	74,840
Synnex Technology International Corp.	15,000	31,900
Taishin Financial Holding Co., Ltd.	145,196	77,417
Taiwan Business Bank	73,728	29,087
Taiwan Cement Corp.	78,512	78,200
Taiwan Cooperative Financial Holding Co., Ltd.	138,926	107,835
Taiwan High Speed Rail Corp.	21,000	19,048
Taiwan Mobile Co., Ltd.	21,000	62,149
Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	5,354,577
Unimicron Technology Corp.	17,000	76,159
Uni-President Enterprises Corp.	62,000	130,766
United Microelectronics Corp.	148,000	211,681
Vanguard International Semiconductor Corp.	13,000	28,324
Voltronic Power Technology Corp.	1,000	40,129
Walsin Lihwa Corp.	35,000	37,397
Win Semiconductors Corp.	5,000	22,641
Winbond Electronics Corp.	40,000	31,281
Wistron Corp.	35,000	96,869
Wiwynn Corp.	1,000	47,778
WPG Holdings, Ltd.	15,000	33,224
Yageo Corp.	3,775	61,589
Yang Ming Marine Transport Corp.	20,000	26,048
Yuanta Financial Holding Co., Ltd.	119,850	90,178
		12,139,673
Thailand — 1.7%
Advanced Info Service PCL NVDR	15,700	96,153
Airports of Thailand PCL NVDR†	57,200	106,382
Bangkok Dusit Medical Services PCL NVDR	126,400	93,270
Bangkok Expressway & Metro PCL	106,300	23,364

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Banpu PCL	66,732	$ 14,110
BTS Group Holdings PCL NVDR	107,600	22,328
Bumrungrad Hospital PCL	4,600	33,275
Central Pattana PCL NVDR	31,200	54,362
Central Retail Corp. PCL NVDR	20,508	21,018
Charoen Pokphand Foods PCL NVDR	51,700	26,921
CP ALL PCL NVDR	76,500	117,735
Delta Electronics Thai PCL NVDR	42,000	92,555
Energy Absolute PCL NVDR	22,100	25,890
Gulf Energy Development PCL NVDR	40,900	49,299
Home Product Center PCL NVDR	84,300	27,946
Indorama Ventures PCL NVDR	24,900	16,413
Intouch Holdings PCL NVDR†	15,000	29,673
Kasikornbank PCL NVDR	8,400	30,751
Krung Thai Bank PCL	46,300	24,231
Land & Houses PCL NVDR	102,700	21,586
Minor International PCL NVDR	35,300	27,542
Osotspa PCL NVDR	19,100	12,507
PTT Exploration & Production PCL NVDR	18,100	82,936
PTT Global Chemical PCL NVDR	28,700	27,597
PTT Oil & Retail Business PCL NVDR	37,000	18,863
PTT PCL NVDR	133,900	124,006
Ratch Group PCL NVDR†	15,300	13,745
SCB X PCL	11,600	31,829
SCG Packaging PCL NVDR	16,300	16,341
Siam Cement PCL NVDR	10,600	84,949
Thai Oil PCL NVDR	15,100	19,798
True Corp. Public Co., Ltd. NVDR	88,527	14,938
		1,402,313
Turkey — 0.7%
Akbank Turk AS	36,733	38,573
Aselsan Elektronik Sanayi Ve Ticaret AS	19,464	28,667
BIM Birlesik Magazalar AS	5,965	57,729
Eregli Demir ve Celik Fabrikalari TAS†	17,018	22,766
Ford Otomotiv Sanayi AS	887	24,628
Haci Omer Sabanci Holding AS	12,699	24,226
Hektas Ticaret TAS†	14,396	11,216
KOC Holding AS	9,241	44,639
Koza Altin Isletmeleri AS	12,969	10,168
Pegasus Hava Tasimaciligi AS†	590	14,838
Sasa Polyester Sanayi AS†	13,355	20,324
Tofas Turk Otomobil Fabrikasi AS	1,503	12,890
Tupras Turkiye Petrol Rafinerileri AS	11,200	56,737
Turk Hava Yollari AO†	7,380	57,261
Turkcell Iletisim Hizmetleri AS†	15,252	26,090
Turkiye Is Bankasi AS	42,388	31,683
Turkiye Sise ve Cam Fabrikalari AS	17,135	28,909
Yapi ve Kredi Bankasi AS	36,655	22,470
		533,814
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	40,845	89,294
Abu Dhabi Islamic Bank PJSC	21,048	58,990
Abu Dhabi National Oil Co. for Distribution PJSC	41,790	38,226
Aldar Properties PJSC	55,751	78,959
Americana Restaurants International PLC	33,708	33,950
Dubai Islamic Bank PJSC	40,479	59,505
Emaar Properties PJSC	89,527	162,935
Emirates NBD Bank PJSC	26,576	122,573
Emirates Telecommunications Group Co. PJSC	45,562	228,994
Security Description		Shares or Principal Amount	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC		58,326	$ 201,367
Multiply Group PJSC†		43,101	39,908
			1,114,701
United Kingdom — 0.1%
Anglogold Ashanti PLC		5,570	102,957
United States — 0.4%
Southern Copper Corp.		1,032	73,169
Yum China Holdings, Inc.		5,535	290,919
			364,088
Total Common Stocks (cost $85,941,133)			76,269,980
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	488
UNAFFILIATED INVESTMENT COMPANIES — 4.5%
United States — 4.5%
iShares MSCI China A ETF		127,699	3,459,366
iShares MSCI Emerging Markets ETF		5,964	218,879
Total Unaffiliated Investment Companies (cost $4,881,187)			3,678,245
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	84
BTS Group Holdings PCL Expires 11/07/2024†		10,760	27
Minor International PCL Expires 02/15/2024†		1,103	24
Srisawad Corp. PCL Expires 08/29/2025†		320	10
Total Warrants (cost $0)			145
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA Expires 11/09/2023, Strike Price BRL 47.13†		85	118
Kuwait — 0.0%
Gulf Bank KSCP Expires 11/12/2023†		1,772	37
South Korea — 0.0%
CosmoAM&T Co., Ltd. Expires 11/07/2023†		15	184
Total Rights (cost $0)			339
Total Long-Term Investment Securities (cost $90,822,886)			79,949,197

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.48%, 11/30/2023(3) (cost $199,279)	$ 200,000	$ 199,148
TOTAL INVESTMENTS (cost $91,022,165)	97.3%	80,148,345
Other assets less liabilities	2.7	2,210,239
NET ASSETS	100.0%	$82,358,584
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $3,836,204 representing 4.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	$54,499	$0	$0.00	0.0%
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
57	Long	MSCI Emerging Markets Index	December 2023	$2,821,201	$2,619,720	$(201,481)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.1%
Semiconductors	13.3
Internet	11.7
Oil & Gas	4.8
Unaffiliated Investment Companies	4.5
Diversified Financial Services	3.5
Computers	3.4
Telecommunications	3.1
Auto Manufacturers	2.7
Retail	2.6
Food	2.4
Chemicals	2.3
Insurance	2.2
Electric	2.0
Electronics	1.8
Iron/Steel	1.7
Real Estate	1.5
Beverages	1.5
Mining	1.4
Pharmaceuticals	1.4
Software	1.3
Healthcare-Services	1.3
Engineering & Construction	0.9
Commercial Services	0.9
Transportation	0.7
Biotechnology	0.7
Building Materials	0.6
Auto Parts & Equipment	0.5
Electrical Components & Equipment	0.5
Miscellaneous Manufacturing	0.5
Agriculture	0.4
Investment Companies	0.4
Coal	0.4
Household Products/Wares	0.4
Leisure Time	0.4
Gas	0.4
Aerospace/Defense	0.4
Home Furnishings	0.3
Apparel	0.3
Holding Companies-Diversified	0.3
Cosmetics/Personal Care	0.3
Machinery-Diversified	0.3
Lodging	0.2
Airlines	0.2
Short-Term Investments	0.2
Metal Fabricate/Hardware	0.2
Energy-Alternate Sources	0.2
Entertainment	0.2
Forest Products & Paper	0.1
Distribution/Wholesale	0.1
Shipbuilding	0.1
Healthcare-Products	0.1
Water	0.1
Machinery-Construction & Mining	0.1
REITS	0.1
Pipelines	0.1

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Industry Allocation*(continued)
Packaging & Containers	0.1%
Housewares	0.1
97.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$113,339	$242,637	$—	$355,976
Brazil	4,396,032	—	—	4,396,032
British Virgin Islands	—	—	0	0
Cayman Islands	1,864,901	11,488,098	—	13,352,999
Chile	391,580	—	—	391,580
Colombia	82,956	—	—	82,956
Cyprus	—	—	0	0
Mexico	2,147,754	—	—	2,147,754
Netherlands	—	38,507	0	38,507
Peru	18,833	—	—	18,833
Russia	—	—	0	0
Thailand	70,749	1,331,564	—	1,402,313
United Kingdom	102,957	—	—	102,957
United States	364,088	—	—	364,088
Other Countries	—	53,615,985	—	53,615,985
Unaffiliated Investment Companies	3,678,245	—	—	3,678,245
Warrants	145	—	—	145
Rights:
South Korea	—	184	—	184
Other Countries	155	—	—	155
Corporate Bonds & Notes	—	488	—	488
Short-Term Investments	—	199,148	—	199,148
Total Investments at Value	$13,231,734	$66,916,611	$0	$80,148,345
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$201,481	$—	$—	$201,481
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.3%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 550,000	$ 424,875
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,180,148
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	120,375
5.00%, 08/15/2027*	175,000	155,449
Stagwell Global LLC
5.63%, 08/15/2029*	875,000	723,179
		3,604,026
Aerospace/Defense — 1.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,917,127
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,610,341
3.95%, 08/01/2059	2,670,000	1,644,510
5.81%, 05/01/2050	2,570,000	2,212,515
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	5,989,541
TransDigm, Inc.
5.50%, 11/15/2027	150,000	139,643
6.25%, 03/15/2026*	300,000	292,938
6.75%, 08/15/2028*	100,000	97,098
6.88%, 12/15/2030*	775,000	748,309
7.50%, 03/15/2027	375,000	374,541
		15,026,563
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,870,956
4.54%, 08/15/2047	5,625,000	3,639,188
		7,510,144
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	226,356
William Carter Co.
5.63%, 03/15/2027*	200,000	189,504
		415,860
Auto Manufacturers — 1.6%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,697,290
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	373,281
4.00%, 11/13/2030	750,000	617,766
4.06%, 11/01/2024	200,000	194,700
4.13%, 08/17/2027	575,000	522,047
4.39%, 01/08/2026	200,000	189,580
5.11%, 05/03/2029	200,000	182,031
5.13%, 06/16/2025	575,000	559,483
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,507,446
5.20%, 04/01/2045	3,750,000	2,787,583
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,254,202
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,605,425
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	$ 5,000,000	$ 4,206,840
		19,697,674
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	419,092
7.00%, 04/15/2028*	50,000	49,215
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	150,000	146,229
8.50%, 05/15/2027*	975,000	959,960
Dana, Inc.
5.38%, 11/15/2027	200,000	184,000
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	393,262
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	225,000	209,365
6.38%, 05/15/2029*(1)	700,000	609,423
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	450,000	357,962
ZF North America Capital, Inc.
6.88%, 04/14/2028*	150,000	145,357
7.13%, 04/14/2030*	150,000	145,510
		3,619,375
Banks — 17.8%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,597,817
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,832,948
2.69%, 04/22/2032	5,600,000	4,293,793
2.88%, 10/22/2030	4,000,000	3,273,262
2.97%, 02/04/2033	3,600,000	2,759,162
3.71%, 04/24/2028	2,975,000	2,717,632
3.82%, 01/20/2028	3,170,000	2,925,490
3.95%, 04/21/2025	1,000,000	966,514
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,730,675
4.18%, 11/25/2027	2,760,000	2,538,725
4.38%, 04/27/2028	6,360,000	5,936,955
4.57%, 04/27/2033	3,150,000	2,716,589
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	8,777,263
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,268,290
2.98%, 11/05/2030	1,390,000	1,141,063
3.06%, 01/25/2033	3,010,000	2,317,425
3.35%, 04/24/2025	2,085,000	2,052,829
3.40%, 05/01/2026	3,340,000	3,142,164
3.52%, 10/27/2028	6,250,000	5,618,027
4.13%, 07/25/2028	1,340,000	1,202,833
4.30%, 11/20/2026	3,100,000	2,913,084
4.91%, 05/24/2033	3,880,000	3,438,578
5.50%, 09/13/2025	2,500,000	2,464,871
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,110,522
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,676,458
4.30%, 01/16/2024	3,485,000	3,468,078
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,411,977
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	3,711,244
2.62%, 04/22/2032	5,700,000	4,342,826

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.10%, 02/24/2033	$ 4,225,000	$ 3,284,487
3.81%, 04/23/2029	3,800,000	3,413,468
4.22%, 05/01/2029	3,125,000	2,852,455
4.39%, 06/15/2027	9,825,000	9,386,947
5.15%, 05/22/2045	3,000,000	2,431,946
Huntington National Bank
4.55%, 05/17/2028	3,150,000	2,895,225
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,402,303
2.95%, 02/24/2028	2,310,000	2,079,254
2.96%, 01/25/2033	3,500,000	2,726,831
3.88%, 09/10/2024	10,500,000	10,298,220
4.32%, 04/26/2028	6,500,000	6,105,720
4.57%, 06/14/2030	8,570,000	7,865,261
5.35%, 06/01/2034	4,630,000	4,270,336
8.00%, 04/29/2027	460,000	489,705
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,656,489
1.93%, 04/28/2032	5,000,000	3,621,791
2.94%, 01/21/2033	4,985,000	3,825,479
3.77%, 01/24/2029	2,000,000	1,803,867
3.95%, 04/23/2027	8,250,000	7,597,073
4.21%, 04/20/2028	6,500,000	6,061,904
4.46%, 04/22/2039	3,125,000	2,505,764
5.00%, 11/24/2025	2,000,000	1,954,316
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,002,844
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	3,921,252
State Street Corp.
4.42%, 05/13/2033	3,150,000	2,750,711
Truist Bank
3.80%, 10/30/2026	3,000,000	2,747,961
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,502,718
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	4,527,358
3.53%, 03/24/2028	5,600,000	5,105,939
3.91%, 04/25/2026	6,110,000	5,891,288
4.30%, 07/22/2027	4,800,000	4,473,939
4.90%, 11/17/2045	2,330,000	1,772,121
		225,572,066
Beverages — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,816,419
4.90%, 02/01/2046	3,270,000	2,723,179
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,365,497
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,227,367
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	8,983,152
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	1,955,507
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,041,894
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	256,731
4.35%, 05/09/2027	3,150,000	3,004,730
4.65%, 11/15/2028	5,335,000	5,048,643
Security Description	Shares or Principal Amount	Value

Beverages (continued)
5.25%, 11/15/2048	$ 2,250,000	$ 1,880,621
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,956,477
4.99%, 05/25/2038	1,340,000	1,123,915
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	3,839,993
		44,224,125
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,534,744
5.25%, 03/02/2033	3,680,000	3,431,979
5.65%, 03/02/2053	3,630,000	3,192,632
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	893,040
2.80%, 09/15/2050	3,920,000	2,110,796
		14,163,191
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	186,746
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,456,240
2.72%, 02/15/2030	1,265,000	1,030,407
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	362,036
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	500,000	475,625
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,889,093
3.00%, 11/15/2023	3,365,000	3,361,029
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	138,906
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	739,421
		11,639,503
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	287,688
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	340,341
HB Fuller Co.
4.25%, 10/15/2028	225,000	194,922
Herens Holdco SARL
4.75%, 05/15/2028*	600,000	464,744
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	100,000	93,430
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,651,235
1.83%, 10/15/2027*	635,000	526,501
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	506,250
9.75%, 11/15/2028*	275,000	268,593
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	225,000	99,000
WR Grace Holdings LLC
5.63%, 08/15/2029*	275,000	213,125
7.38%, 03/01/2031*	50,000	46,314
		6,692,143

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	$ 700,000	$ 505,750
6.63%, 07/15/2026*	125,000	117,062
9.75%, 07/15/2027*	500,000	434,313
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	2,765,673
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	2,959,639
4.00%, 05/01/2032	3,375,000	2,947,149
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,686,028
3.25%, 06/01/2026	3,425,000	3,174,528
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	570,772
5.63%, 03/15/2042*	4,090,000	3,679,848
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	457,388
7.75%, 02/15/2028*	150,000	144,252
9.50%, 11/01/2027*	522,000	474,340
Global Payments, Inc.
4.45%, 06/01/2028	870,000	800,984
4.80%, 04/01/2026	695,000	671,319
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	275,000	271,521
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	100,000	74,542
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,040,140
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	336,764
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	242,182
4.13%, 03/15/2029	160,000	146,452
5.50%, 06/15/2045	3,560,000	3,012,058
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	156,206
		30,668,910
Computers — 2.2%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	11,287,515
2.80%, 02/08/2061	8,615,000	4,757,317
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,234,303
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,069,780
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	706,743
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,207,962
3.63%, 05/15/2025	1,475,000	1,413,611
McAfee Corp.
7.38%, 02/15/2030*	1,000,000	799,976
NCR Voyix Corp.
5.13%, 04/15/2029*	475,000	408,460
NCR Atleos Escrow Corp.
9.50%, 04/01/2029*	200,000	196,046
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	107,925
Security Description	Shares or Principal Amount	Value

Computers (continued)
Seagate HDD Cayman
8.50%, 07/15/2031*	$ 175,000	$ 178,073
9.63%, 12/01/2032*	331,500	353,384
		27,721,095
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	200,000	182,533
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	300,000	249,897
4.00%, 01/15/2028*	50,000	44,883
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	687,930
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	211,759
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	50,000	48,999
7.75%, 03/15/2031*	50,000	50,125
		1,293,593
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,645,582
3.40%, 10/29/2033	2,500,000	1,869,502
4.63%, 10/15/2027	3,150,000	2,919,231
4.88%, 01/16/2024	715,000	712,764
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,374,275
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	214,935
American Express Co.
4.05%, 05/03/2029	4,725,000	4,321,809
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,602,547
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,826,844
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,555,878
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,321,843
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,322,357
4.85%, 01/15/2027	3,475,000	3,302,564
6.50%, 01/20/2043	1,170,000	1,077,747
Navient Corp.
5.00%, 03/15/2027	50,000	43,917
5.50%, 03/15/2029	325,000	263,250
6.75%, 06/25/2025 to 06/15/2026	375,000	360,186
NFP Corp.
6.88%, 08/15/2028*	1,000,000	853,910
7.50%, 10/01/2030*	100,000	94,677
8.50%, 10/01/2031*	75,000	73,744
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,053,785
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 03/01/2031*	550,000	425,315
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	350,000	304,700

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	$ 325,000	$ 308,907
5.75%, 06/15/2027*	575,000	523,210
		34,373,479
Electric — 5.7%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	2,906,847
Ameren Corp.
1.95%, 03/15/2027	1,090,000	964,747
3.65%, 02/15/2026	1,480,000	1,407,904
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,376,416
3.20%, 11/13/2027	3,125,000	2,826,267
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	946,480
Calpine Corp.
5.00%, 02/01/2031*	425,000	342,796
5.13%, 03/15/2028*	250,000	223,733
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,053,652
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,015,428
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	435,201
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,340,103
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,501,302
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,162,116
4.75%, 06/15/2046	1,880,000	1,313,970
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,663,147
4.88%, 06/14/2029*	980,000	908,567
Entergy Louisiana LLC
5.59%, 10/01/2024	125,000	124,712
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,107,352
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,451,010
4.10%, 03/15/2052	7,980,000	5,426,016
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	2,953,662
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,143,610
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	6,969,484
4.63%, 07/15/2027	2,010,000	1,915,443
NRG Energy, Inc.
5.75%, 01/15/2028	275,000	257,424
6.63%, 01/15/2027	175,000	169,843
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	783,245
Sempra
3.70%, 04/01/2029	6,100,000	5,406,684
6.00%, 10/15/2039	1,170,000	1,070,138
TransAlta Corp.
7.75%, 11/15/2029	175,000	174,110
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,070,422
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vistra Operations Co. LLC
5.50%, 09/01/2026*	$ 150,000	$ 142,706
5.63%, 02/15/2027*	400,000	376,405
7.75%, 10/15/2031*	150,000	144,783
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	2,793,450
		71,869,175
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	489,794
4.75%, 06/15/2028*	100,000	85,414
6.50%, 12/31/2027*	175,000	163,130
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	298,095
		1,036,433
Electronics — 2.9%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,346,645
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,455,485
Coherent Corp.
5.00%, 12/15/2029*	500,000	424,285
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,884,121
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,340,022
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,621,718
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,196,260
4.55%, 10/30/2024	4,175,000	4,109,822
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	182,667
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	327,996
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	8,895,953
		36,784,974
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	425,000	298,563
TerraForm Power Operating LLC
5.00%, 01/31/2028*	350,000	320,642
		619,205
Entertainment — 0.6%
Affinity Interactive
6.88%, 12/15/2027*	350,000	285,280
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	452,005
6.25%, 07/01/2025*	150,000	147,583
7.00%, 02/15/2030*	50,000	48,255
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	375,000	369,007
CCM Merger, Inc.
6.38%, 05/01/2026*	100,000	94,658
Churchill Downs, Inc.
6.75%, 05/01/2031*	350,000	322,875
Light & Wonder International, Inc.
7.25%, 11/15/2029*	200,000	193,954
7.50%, 09/01/2031*	100,000	97,643

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	$ 275,000	$ 228,937
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	459,375
Ontario Gaming GTA LP
8.00%, 08/01/2030*	250,000	244,384
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	330,208
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/2026*	250,000	232,625
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	450,000	387,000
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	500,000	435,515
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	325,000	299,000
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,403,648
		8,031,952
Environmental Control — 0.0%
Madison IAQ LLC
5.88%, 06/30/2029*	750,000	580,976
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	341,040
5.88%, 02/15/2028*	50,000	47,895
6.50%, 02/15/2028*	150,000	147,269
7.50%, 03/15/2026*	100,000	101,590
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,190,358
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,507,000
Kroger Co.
3.50%, 02/01/2026	3,150,000	2,995,303
4.45%, 02/01/2047	1,325,000	981,448
6.90%, 04/15/2038	940,000	956,527
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	316,416
5.50%, 10/15/2027*	100,000	93,507
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	401,316
5.75%, 03/01/2027*	107,000	102,004
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,282,750
3.00%, 10/15/2030*	4,220,000	3,192,587
Sysco Corp.
4.45%, 03/15/2048	5,175,000	3,831,465
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,451,198
US Foods, Inc.
4.75%, 02/15/2029*	350,000	308,755
6.88%, 09/15/2028*	100,000	97,736
		24,346,164
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	431,332
5.88%, 08/20/2026	100,000	93,745
Security Description	Shares or Principal Amount	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/2031	$ 2,580,000	$ 1,961,222
5.50%, 01/15/2026	2,025,000	1,986,118
NiSource, Inc.
4.38%, 05/15/2047	935,000	677,674
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,551,901
		6,701,992
Healthcare-Products — 2.8%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,386,953
3.75%, 11/30/2026	10,058,000	9,624,414
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,087,540
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,082,784
3.00%, 09/23/2029*	2,245,000	1,906,175
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	267,033
Danaher Corp.
2.60%, 10/01/2050	6,855,000	3,772,398
2.80%, 12/10/2051	3,475,000	1,957,594
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,409,195
3.40%, 11/15/2049	4,180,000	2,731,820
Embecta Corp.
5.00%, 02/15/2030*	150,000	119,110
6.75%, 02/15/2030*	300,000	248,700
Medline Borrower LP
5.25%, 10/01/2029*	1,275,000	1,085,308
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,192,889
3.30%, 09/15/2029	2,525,000	2,150,793
		35,022,706
Healthcare-Services — 1.8%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	266,500
Centene Corp.
3.38%, 02/15/2030	175,000	144,699
4.63%, 12/15/2029	200,000	178,652
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	100,000	81,243
6.13%, 04/01/2030*	200,000	77,500
6.88%, 04/15/2029*	375,000	154,841
8.00%, 03/15/2026*	300,000	274,217
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,755,614
4.55%, 05/15/2052	3,155,000	2,388,547
5.85%, 01/15/2036	760,000	723,225
Global Medical Response, Inc.
6.50%, 10/01/2025*	125,000	79,375
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	406,885
IQVIA, Inc.
6.50%, 05/15/2030*	200,000	194,000
LifePoint Health, Inc.
5.38%, 01/15/2029*	375,000	227,193
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	149,760
5.13%, 11/01/2027	325,000	300,013
6.13%, 10/01/2028	375,000	347,813

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
6.25%, 02/01/2027	$ 125,000	$ 119,868
6.75%, 05/15/2031*	250,000	237,408
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	3,934,273
3.75%, 07/15/2025	3,165,000	3,082,243
3.88%, 08/15/2059	3,000,000	1,983,515
4.75%, 05/15/2052	3,100,000	2,481,524
		22,588,908
Holding Companies-Diversified — 0.0%
Stena International SA
6.13%, 02/01/2025*	200,000	196,000
Insurance — 1.8%
AmWINS Group, Inc.
4.88%, 06/30/2029*	450,000	385,219
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	654,426	644,365
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	572,623
7.00%, 08/15/2025*	275,000	269,745
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	741,074
GTCR AP Finance, Inc.
8.00%, 05/15/2027*	50,000	48,685
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,084,748
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	990,405
7.00%, 05/01/2026*	625,000	608,382
7.25%, 06/15/2030*	225,000	219,479
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	250,000	245,598
10.50%, 12/15/2030*	275,000	272,949
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,345,856
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,160,078
MBIA, Inc.
6.63%, 10/01/2028	250,000	193,470
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,135,933
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,364,916
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	424,343
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,736,866
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	868,661
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	787,537
6.63%, 12/01/2037	2,130,000	2,177,984
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	149,893
USF&G Capital III
8.31%, 07/01/2046*	250,000	248,849
USI, Inc.
6.88%, 05/01/2025*	875,000	867,002
		22,544,660
Security Description	Shares or Principal Amount	Value

Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	$ 6,000,000	$ 3,033,946
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,601,436
3.30%, 04/13/2027	3,365,000	3,152,385
3.60%, 04/13/2032	6,450,000	5,600,354
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,560,572
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	311,500
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	281,140
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	493,839
Millennium Escrow Corp.
6.63%, 08/01/2026*	225,000	167,036
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	2,938,481
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	942,158
		26,082,847
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	175,000	144,343
6.75%, 04/15/2030*	150,000	139,079
		283,422
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	50,000	50,091
Carnival Corp.
7.00%, 08/15/2029*	50,000	49,027
NCL Corp., Ltd.
5.88%, 03/15/2026*	150,000	134,625
7.75%, 02/15/2029*	50,000	43,639
8.13%, 01/15/2029*	75,000	73,275
NCL Finance, Ltd.
6.13%, 03/15/2028*	50,000	41,812
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	207,354
5.50%, 08/31/2026*	100,000	94,368
		694,191
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	227,499
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	197,618
5.38%, 05/01/2025*	75,000	73,729
5.75%, 05/01/2028*	75,000	71,856
Station Casinos LLC
4.50%, 02/15/2028*	450,000	388,632
		959,334
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,468,389
Machinery-Diversified — 0.5%
CNH Industrial Capital LLC
4.20%, 01/15/2024	2,155,000	2,145,677
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,108,595

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
SPX FLOW, Inc.
8.75%, 04/01/2030*	$ 450,000	$ 412,565
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	200,000	180,380
		6,847,217
Media — 5.0%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	7,813
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	525,000	388,991
4.75%, 03/01/2030*	475,000	391,838
5.00%, 02/01/2028*	400,000	359,175
5.38%, 06/01/2029*	450,000	393,876
5.50%, 05/01/2026*	350,000	333,780
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,294,204
3.90%, 06/01/2052	3,400,000	1,919,127
4.91%, 07/23/2025	2,750,000	2,688,892
6.48%, 10/23/2045	2,365,000	1,988,186
Comcast Corp.
2.65%, 02/01/2030	8,020,000	6,655,631
3.30%, 02/01/2027	4,690,000	4,362,060
4.00%, 11/01/2049	3,554,000	2,482,445
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,907,163
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	251,236
5.00%, 11/15/2031*	775,000	396,288
5.50%, 04/15/2027*	250,000	208,908
5.75%, 01/15/2030*	250,000	130,792
6.50%, 02/01/2029*	400,000	316,277
7.50%, 04/01/2028*	200,000	128,186
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	75,000	53,625
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*†(2)(3)	325,000	3,348
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	175,000	153,341
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	730,144
DISH DBS Corp.
5.13%, 06/01/2029	900,000	463,500
7.75%, 07/01/2026	100,000	67,007
DISH Network Corp.
11.75%, 11/15/2027*	200,000	198,112
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	110,294
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	178,107
7.00%, 05/15/2027*	350,000	296,772
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	629,843
6.63%, 03/18/2025	4,673,000	4,698,681
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	81,510
8.38%, 05/01/2027	673,710	412,997
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	1,880,333
Security Description	Shares or Principal Amount	Value

Media (continued)
Nexstar Media, Inc.
5.63%, 07/15/2027*	$ 625,000	$ 562,475
Paramount Global
4.90%, 08/15/2044	2,550,000	1,602,284
4.95%, 05/19/2050	940,000	596,150
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	168,187
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	50,000	39,250
5.50%, 03/01/2030*	525,000	285,022
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	357,764
4.00%, 07/15/2028*	75,000	63,782
4.13%, 07/01/2030*	250,000	198,504
5.50%, 07/01/2029*	300,000	265,822
TEGNA, Inc.
4.63%, 03/15/2028	350,000	301,875
5.00%, 09/15/2029	75,000	62,813
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	490,875
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	656,793
5.50%, 09/01/2041	3,910,000	2,930,327
6.75%, 06/15/2039	690,000	601,735
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,000,059
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	264,153
8.00%, 08/15/2028*	100,000	94,432
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	499,012
Urban One, Inc.
7.38%, 02/01/2028*	400,000	328,888
Virgin Media Finance PLC
5.00%, 07/15/2030*	475,000	373,437
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	164,912
5.50%, 05/15/2029*	200,000	177,099
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,242,869
Ziggo Bond Co. BV
5.13%, 02/28/2030*	225,000	163,934
6.00%, 01/15/2027*	525,000	480,989
		63,535,924
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	384,682
5.25%, 10/01/2054	3,815,000	2,894,646
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	2,888,474
		6,167,802
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	333,000
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,012,532
2.85%, 04/27/2031*	2,790,000	2,165,839
		5,511,371
Miscellaneous Manufacturing — 0.9%
Gates Global LLC/Gates Global Corp.
6.25%, 01/15/2026*	725,000	710,065

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc.
1.60%, 04/01/2026	$ 5,750,000	$ 5,197,390
Textron Financial Corp. FRS
7.36%, (TSFR3M+2.00%), 02/15/2067*	2,400,000	1,872,073
Textron, Inc.
3.88%, 03/01/2025	905,000	879,537
3.90%, 09/17/2029	1,215,000	1,079,861
4.30%, 03/01/2024	1,945,000	1,933,777
		11,672,703
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	462,391
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,350,680
Oil & Gas — 3.4%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	228,130
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	100,000	96,569
8.25%, 12/31/2028*	275,000	273,066
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,150,270
2.94%, 06/04/2051	5,325,000	3,061,623
3.12%, 05/04/2026	2,810,000	2,652,559
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	122,073
7.50%, 06/15/2030*	100,000	96,856
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,363,328
4.40%, 04/15/2029	2,460,000	2,294,679
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,310,982
Chord Energy Corp.
6.38%, 06/01/2026*	175,000	171,805
Civitas Resources, Inc.
8.38%, 07/01/2028*	225,000	226,386
8.63%, 11/01/2030*	50,000	50,891
8.75%, 07/01/2031*	50,000	50,463
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,497,768
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	364,009
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,243,883
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	295,072
Hess Corp.
5.60%, 02/15/2041	4,221,000	3,919,253
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,809,195
4.50%, 04/01/2048	1,725,000	1,224,987
6.50%, 03/01/2041	730,000	692,834
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	234,867
7.50%, 01/15/2028*	50,000	44,160
Occidental Petroleum Corp.
5.88%, 09/01/2025	325,000	323,872
6.63%, 09/01/2030	100,000	100,306
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Permian Resources Operating LLC
6.88%, 04/01/2027*	$ 500,000	$ 490,570
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	69,443
7.13%, 01/15/2026*	200,000	197,054
Range Resources Corp.
4.88%, 05/15/2025	200,000	194,500
Rockcliff Energy II LLC
5.50%, 10/15/2029*	150,000	135,388
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	100,000	98,640
SM Energy Co.
6.75%, 09/15/2026	325,000	319,218
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	183,449
8.38%, 09/15/2028	150,000	154,880
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,775,099
4.00%, 04/01/2029	1,535,000	1,401,566
4.90%, 03/15/2045	1,000,000	785,205
7.50%, 04/15/2032	1,540,000	1,634,095
		43,338,993
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	46,437
6.88%, 04/01/2027*	700,000	672,950
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	694,628
		1,414,015
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	493,637	287,385
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	400,000	300,028
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	850,000	617,847
Ball Corp.
6.00%, 06/15/2029	250,000	239,708
6.88%, 03/15/2028	175,000	174,482
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,050,000	836,934
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	279,342
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	175,000	163,908
9.25%, 04/15/2027*	200,000	166,562
OI European Group BV
4.75%, 02/15/2030*	250,000	212,727
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	420,850
7.25%, 05/15/2031*	50,000	45,750
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	95,182
Trivium Packaging Finance BV
8.50%, 08/15/2027*	775,000	646,669
		4,487,374

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 5.5%
AbbVie, Inc.
2.95%, 11/21/2026	$ 5,950,000	$ 5,510,678
3.20%, 11/21/2029	6,575,000	5,729,905
3.80%, 03/15/2025	890,000	866,361
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,561,614
3.13%, 06/12/2027	3,085,000	2,853,584
3.38%, 11/16/2025	6,065,000	5,822,258
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	164,469
6.25%, 02/15/2029*	925,000	337,930
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	874,291
4.88%, 06/25/2048*	1,000,000	749,482
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	701,229
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,814,738
3.73%, 12/15/2024	1,625,000	1,585,099
4.69%, 12/15/2044	3,088,000	2,468,173
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	291,375
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,607,332
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,958,925
4.78%, 03/25/2038	3,130,000	2,588,806
5.05%, 03/25/2048	2,740,000	2,153,872
5.13%, 07/20/2045	1,265,000	1,009,929
CVS Pass-Through Trust
5.30%, 01/11/2027*	157,327	154,063
Grifols SA
4.75%, 10/15/2028*	625,000	525,000
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	8,933,771
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,455,877
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	214,752
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,123,935
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,311,853
		70,369,301
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	317,817
5.75%, 03/01/2027*	425,000	406,203
7.88%, 05/15/2026*	325,000	327,292
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,562,779
3.60%, 09/01/2032	2,970,000	2,354,169
4.80%, 05/03/2029	980,000	902,052
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	104,671
4.50%, 10/01/2029	400,000	358,139
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	391,342
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,014,745
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.80%, 06/01/2045	$ 1,260,000	$ 1,065,801
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029*	475,000	485,502
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	373,707
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,007,003
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,235,027
5.15%, 03/15/2045	3,513,000	2,720,474
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,212,645
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	704,703
6.50%, 07/15/2048	300,000	253,670
7.50%, 06/01/2027*	100,000	99,038
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	230,839
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	350,000	323,990
MPLX LP
4.00%, 03/15/2028	850,000	778,696
4.50%, 04/15/2038	3,150,000	2,454,023
5.20%, 03/01/2047 to 12/01/2047	5,490,000	4,236,120
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,239,196
5.20%, 07/15/2048	2,825,000	2,185,726
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,341,536
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	471,860
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,176,385
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	200,000	170,500
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	86,695
4.65%, 07/01/2026	325,000	310,734
5.30%, 03/01/2048	250,000	186,763
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	2,653,793
		42,743,635
REITS — 3.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,188,967
3.95%, 01/15/2028	2,110,000	1,934,592
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,391,528
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,528,346
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,389,978
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,340,531
3.25%, 01/15/2051	3,185,000	1,801,471
3.80%, 02/15/2028	3,560,000	3,210,648
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,388,647
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,701,741

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Iron Mountain, Inc.
7.00%, 02/15/2029*	$ 350,000	$ 339,063
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,149,261
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,476,326
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*	200,000	193,872
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,349,661
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,015,645
Welltower OP LLC
2.80%, 06/01/2031	5,300,000	4,149,907
4.00%, 06/01/2025	2,600,000	2,513,092
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,497,843
4.60%, 04/01/2024	1,890,000	1,875,412
		39,436,531
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,175,000	962,351
Academy, Ltd.
6.00%, 11/15/2027*	325,000	305,949
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,496,750
3.90%, 04/15/2030	2,450,000	1,986,748
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	105,736
5.00%, 02/15/2032*	275,000	223,042
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	50,000	47,742
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	7,589,071
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	575,000	474,312
Gap, Inc.
3.63%, 10/01/2029*	300,000	229,208
3.88%, 10/01/2031*	250,000	179,535
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	471,500
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,907,874
3.25%, 04/15/2032	3,075,000	2,560,157
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	189,010
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	200,000	190,275
SRS Distribution, Inc.
6.00%, 12/01/2029*	300,000	249,750
6.13%, 07/01/2029*	600,000	502,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	144,953
5.88%, 03/01/2027	350,000	331,625
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,444,683
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	327,251
Security Description	Shares or Principal Amount	Value

Retail (continued)
White Cap Parent LLC
8.25%, 03/15/2026*(1)	$ 225,000	$ 211,149
		24,131,171
Semiconductors — 2.1%
ams-OSRAM AG
7.00%, 07/31/2025*	200,000	196,286
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,426,565
3.42%, 04/15/2033*	3,000,000	2,332,573
3.75%, 02/15/2051*	960,000	612,123
Entegris Escrow Corp.
4.75%, 04/15/2029*	100,000	89,554
5.95%, 06/15/2030*	450,000	411,679
KLA Corp.
4.65%, 07/15/2032	4,190,000	3,883,908
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,145,175
4.00%, 03/15/2029	3,790,000	3,518,018
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,357,252
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	2,873,982
3.25%, 05/20/2027	6,589,000	6,129,105
Synaptics, Inc.
4.00%, 06/15/2029*	100,000	82,500
		27,058,720
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,237,790
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,152,753
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	975,000	796,815
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	325,000	322,969
Capstone Borrower, Inc.
8.00%, 06/15/2030*	275,000	266,750
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	100,000	98,773
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	450,000	432,310
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	475,000	400,608
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	417,025
9.00%, 09/30/2029*	300,000	255,476
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	600,000	497,250
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	275,000	236,583
Elastic NV
4.13%, 07/15/2029*	500,000	421,382
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	325,000	272,841
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	4,904,708
Open Text Corp.
3.88%, 02/15/2028*	300,000	260,722

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.90%, 12/01/2027*	$ 125,000	$ 124,381
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	20,715
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,634,912
3.95%, 03/25/2051	3,000,000	1,947,416
6.15%, 11/09/2029	2,130,000	2,137,697
6.25%, 11/09/2032	2,850,000	2,823,273
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	375,000	109,658
ROBLOX Corp.
3.88%, 05/01/2030*	350,000	283,993
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	550,577
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,047,830
3.80%, 12/15/2026	1,225,000	1,157,222
3.85%, 12/15/2025	3,510,000	3,376,607
4.20%, 09/15/2028	955,000	887,376
Salesforce, Inc.
1.50%, 07/15/2028	172,000	144,827
1.95%, 07/15/2031	9,500,000	7,334,512
SS&C Technologies, Inc.
5.50%, 09/30/2027*	550,000	516,050
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,350,574
		40,184,585
Telecommunications — 4.1%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,084,473
2.25%, 02/01/2032	2,300,000	1,699,674
2.55%, 12/01/2033	6,999,000	5,023,186
3.30%, 02/01/2052	6,265,000	3,652,028
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,089,722
3.80%, 12/01/2057	4,261,000	2,565,984
3.85%, 06/01/2060	2,125,000	1,280,045
5.15%, 03/15/2042	1,500,000	1,237,642
5.30%, 08/15/2058	1,875,000	1,437,059
6.38%, 03/01/2041	3,500,000	3,296,835
Corning, Inc.
4.75%, 03/15/2042	1,100,000	895,310
GoTo Group, Inc.
5.50%, 09/01/2027*	525,000	273,772
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,729,123
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,235,000	2,441,695
3.40%, 10/15/2052	8,000,000	4,734,450
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	2,789,109
3.40%, 03/22/2041	6,165,000	4,160,181
4.13%, 08/15/2046	5,545,000	3,965,202
4.50%, 08/10/2033	3,000,000	2,599,834
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	176,991
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,438,208
		52,570,523
Security Description	Shares or Principal Amount	Value

Transportation — 2.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	$ 2,200,000	$ 2,097,098
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,131,744
4.70%, 05/01/2048	2,710,000	2,112,710
7.13%, 10/15/2031	2,950,000	3,117,851
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,055,366
4.05%, 02/15/2048	1,320,000	919,065
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,107,421
2.65%, 07/15/2031	2,825,000	2,095,756
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,731,980
3.88%, 12/01/2023	3,300,000	3,294,496
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	5,824,217
2.97%, 09/16/2062	3,025,000	1,595,321
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,290,961
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	400,000	372,690
		32,746,676
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	357,731
Total Corporate Bonds & Notes (cost $1,385,464,762)		1,184,840,741
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.5%
U.S. Government — 1.5%
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,817,578
4.13%, 11/15/2032	10,000,000	9,421,094
Total U.S. Government & Agency Obligations (cost $20,318,388)		19,238,672
COMMON STOCKS — 0.0%
Oil & Gas Services — 0.0%
SESI LLC†(4) (cost $111,853)	3,857	281,881
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	14,300
Lehman Brothers Holdings, Inc. Class D 5.67%†(5)	30,000	300
Intelsat Jackson Holdings SA Escrow 5.50%, 08/01/2023†(5)	550,000	0
Intelsat Jackson Holdings SA Escrow 8.50%, 10/15/2024†(5)	550,000	0
Intelsat Jackson Holdings SA Escrow 9.75%, 07/15/2025†(5)	200,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		14,600

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA Expires 12/05/2025†(5) (cost $0)	1,295	$ 9,065
TOTAL INVESTMENTS (cost $1,407,106,643)	94.8%	1,204,384,959
Other assets less liabilities	5.2	66,378,684
NET ASSETS	100.0%	$1,270,763,643
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $164,413,543 representing 12.9% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	3,857	$111,853	$281,881	$73.08	0.0%
(5)	Securities classified as Level 3 (see Note 1).
DAC—Designated Activity Company
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
50	Long	U.S. Treasury Long Bonds	December 2023	$6,012,730	$5,471,875	$(540,855)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,184,840,741	$—	$1,184,840,741
U.S. Government & Agency Obligations	—	19,238,672	—	19,238,672
Common Stocks	—	281,881	—	281,881
Escrows and Litigation Trusts	—	14,300	300	14,600
Rights	—	—	9,065	9,065
Total Investments at Value	$—	$1,204,375,594	$9,365	$1,204,384,959
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$540,855	$—	$—	$540,855
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Canada — 12.1%
Alimentation Couche-Tard, Inc.	72,365	$ 3,939,307
Brookfield Asset Management, Ltd., Class A	98,284	2,817,802
Canadian National Railway Co.	31,244	3,305,882
Canadian Pacific Kansas City, Ltd.	49,775	3,534,052
CGI, Inc.†	29,590	2,856,686
Constellation Software, Inc.	1,946	3,901,135
Thomson Reuters Corp.	27,797	3,329,627
Waste Connections, Inc.	24,397	3,158,987
		26,843,478
Cayman Islands — 1.6%
PDD Holdings, Inc. ADR†	35,361	3,586,313
Denmark — 4.6%
DSV A/S	23,319	3,469,816
Novo Nordisk A/S, Class B	69,170	6,670,431
		10,140,247
France — 14.7%
Air Liquide SA	23,140	3,965,924
Capgemini SE	19,816	3,512,385
Dassault Systemes SE	98,410	4,059,086
Hermes International SCA	2,031	3,808,768
L'Oreal SA	10,370	4,349,720
LVMH Moet Hennessy Louis Vuitton SE	7,616	5,450,525
Safran SA	22,453	3,497,397
Schneider Electric SE	25,318	3,893,270
		32,537,075
Germany — 2.3%
Infineon Technologies AG	111,858	3,250,183
SAP SE	13,881	1,860,052
		5,110,235
India — 9.7%
Axis Bank, Ltd.	272,321	3,209,202
HCL Technologies, Ltd.	247,179	3,792,171
HDFC Bank, Ltd.	213,535	3,787,075
ICICI Bank, Ltd.	347,732	3,827,854
ITC, Ltd.	624,901	3,217,558
Larsen & Toubro, Ltd.	101,906	3,579,575
		21,413,435
Indonesia — 1.5%
Bank Central Asia Tbk PT	6,148,647	3,389,885
Ireland — 3.4%
Aon PLC, Class A	1,422	439,967
Kingspan Group PLC	49,140	3,304,365
Linde PLC	9,588	3,664,150
		7,408,482
Japan — 6.4%
Hoya Corp.	26,393	2,538,915
Keyence Corp.	10,347	4,005,344
Shin-Etsu Chemical Co., Ltd.	118,761	3,553,850
Tokyo Electron, Ltd.	29,638	3,981,070
		14,079,179
Security Description	Shares or Principal Amount	Value

Netherlands — 7.7%
ASM International NV	8,589	$ 3,552,252
ASML Holding NV	9,883	5,945,212
Ferrari NV	12,181	3,686,993
Wolters Kluwer NV	30,267	3,891,989
		17,076,446
Sweden — 1.6%
Atlas Copco AB, Class A	268,083	3,468,419
Switzerland — 5.0%
Cie Financiere Richemont SA, Class A	32,530	3,840,892
Sika AG	13,845	3,305,183
UBS Group AG	164,086	3,833,085
		10,979,160
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	433,284	7,138,624
United Kingdom — 10.1%
Ashtead Group PLC	55,552	3,182,082
AstraZeneca PLC	40,098	5,012,077
BAE Systems PLC	193,332	2,595,563
Compass Group PLC	157,022	3,962,077
London Stock Exchange Group PLC	33,500	3,369,282
RELX PLC	121,729	4,257,950
		22,379,031
United States — 14.3%
AutoZone, Inc.†	1,271	3,148,432
Marsh & McLennan Cos., Inc.	17,105	3,243,963
Martin Marietta Materials, Inc.	6,656	2,721,905
Mastercard, Inc., Class A	7,800	2,935,530
MercadoLibre, Inc.†	2,583	3,204,832
Moody's Corp.	10,787	3,322,396
NVIDIA Corp.	7,563	3,084,191
S&P Global, Inc.	9,013	3,148,331
UnitedHealth Group, Inc.	7,089	3,796,585
Visa, Inc., Class A	13,219	3,107,787
		31,713,952
Total Common Stocks (cost $204,763,336)		217,263,961
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $204,763,336)	98.2%	217,263,961
Other assets less liabilities	1.8	3,931,295
NET ASSETS	100.0%	$221,195,256
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt

Industry Allocation*
Semiconductors	12.2%
Banks	8.1
Commercial Services	6.2

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Software	6.0%
Diversified Financial Services	5.5
Pharmaceuticals	5.3
Chemicals	5.1
Retail	5.0
Transportation	4.7
Building Materials	4.2
Apparel	4.2
Machinery-Diversified	3.4
Media	3.2
Internet	3.1
Computers	2.9
Aerospace/Defense	2.8
Cosmetics/Personal Care	2.0
Food Service	1.8
Electrical Components & Equipment	1.7
Healthcare-Services	1.7
Auto Manufacturers	1.7
Insurance	1.7
Engineering & Construction	1.6
Agriculture	1.5
Environmental Control	1.4
Electronics	1.2
98.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$26,843,478	$—	$—	$26,843,478
Cayman Islands	3,586,313	—	—	3,586,313
Ireland	4,104,117	3,304,365	—	7,408,482
United States	31,713,952	—	—	31,713,952
Other Countries	—	147,711,736	—	147,711,736
Warrants	—	—	0	0
Total Investments at Value	$66,247,860	$151,016,101	$0	$217,263,961
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Real Estate — 1.4%
CBRE Group, Inc., Class A†	32,400	$ 2,246,616
Jones Lang LaSalle, Inc.†	5,806	742,704
		2,989,320
REITS — 96.7%
Alexandria Real Estate Equities, Inc.	63,400	5,904,442
Americold Realty Trust, Inc.	255,600	6,701,832
Crown Castle, Inc.	20,100	1,868,898
CubeSmart	319,300	10,884,937
Digital Realty Trust, Inc.	96,000	11,938,560
Douglas Emmett, Inc.	154,300	1,729,703
EastGroup Properties, Inc.	27,300	4,456,725
Equinix, Inc.	29,800	21,743,272
Equity LifeStyle Properties, Inc.	130,492	8,586,373
Essex Property Trust, Inc.	47,113	10,078,413
Extra Space Storage, Inc.	43,700	4,526,883
Four Corners Property Trust, Inc.	361,000	7,689,300
Invitation Homes, Inc.	229,700	6,819,793
Lamar Advertising Co., Class A	44,500	3,661,015
Mid-America Apartment Communities, Inc.	92,600	10,940,690
NETSTREIT Corp.	15,500	220,875
Security Description	Shares or Principal Amount	Value

REITS (continued)
NNN REIT, Inc.	72,366	$ 2,629,057
Omega Healthcare Investors, Inc.	90,100	2,982,310
Outfront Media, Inc.	144,500	1,410,320
Prologis, Inc.	297,260	29,948,945
Ryman Hospitality Properties, Inc.	92,400	7,909,440
SITE Centers Corp.	567,900	6,621,714
Tanger Factory Outlet Centers, Inc.	159,400	3,594,470
Terreno Realty Corp.	82,280	4,383,878
UDR, Inc.	186,200	5,923,022
Urban Edge Properties	412,500	6,542,250
Ventas, Inc.	313,545	13,313,121
VICI Properties, Inc.	69,200	1,930,680
Welltower, Inc.	126,764	10,598,738
		215,539,656
TOTAL INVESTMENTS (cost $236,019,221)	98.1%	218,528,976
Other assets less liabilities	1.9	4,328,161
NET ASSETS	100.0%	$222,857,137
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$218,528,976	$—	$—	$218,528,976
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.1%
Aerospace/Defense — 0.7%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 966,319
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,863,295
RTX Corp.
5.40%, 05/01/2035	1,000,000	925,948
		3,755,562
Agriculture — 0.5%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	848,321
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	1,847,794
		2,696,115
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	517,840
General Motors Co.
6.25%, 10/02/2043	1,000,000	859,453
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,520,854
4.35%, 01/17/2027	1,000,000	939,354
		3,837,501
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,077,306
Banks — 5.1%
Bank of America Corp.
3.82%, 01/20/2028	2,000,000	1,845,735
4.44%, 01/20/2048	963,000	728,398
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	893,588
Barclays PLC
5.20%, 05/12/2026	1,000,000	955,058
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,795,273
4.65%, 07/30/2045	750,000	576,420
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,217,044
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,887,305
4.02%, 10/31/2038	1,000,000	757,097
6.75%, 10/01/2037	1,200,000	1,172,241
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	749,074
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,821,463
6.40%, 05/15/2038	999,000	1,009,051
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,061,368
Morgan Stanley
2.48%, 09/16/2036	2,500,000	1,768,537
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	917,872
PNC Bank NA
4.05%, 07/26/2028	1,000,000	890,562
State Street Corp.
3.55%, 08/18/2025	844,000	810,433
US Bancorp
3.15%, 04/27/2027	1,000,000	902,638
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
3.55%, 09/29/2025	$ 2,000,000	$ 1,909,608
3.90%, 05/01/2045	1,311,000	911,029
		25,579,794
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	880,039
4.90%, 02/01/2046	1,000,000	832,777
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,360,828
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,887,404
		4,961,048
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,141,488
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,909,365
5.65%, 12/01/2041	1,000,000	924,732
		5,975,585
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	893,779
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,844,924
		2,738,703
Commercial Services — 0.4%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,809,856
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	1,907,932
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,782,359
4.25%, 05/15/2049	1,000,000	730,894
		4,421,185
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,512,967
1.95%, 04/23/2031	2,000,000	1,583,903
		3,096,870
Diversified Financial Services — 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,151,904
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,875,778
3.20%, 02/05/2025	500,000	478,049
CME Group, Inc.
3.00%, 03/15/2025	680,000	658,264
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,096,960
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,754,570
Visa, Inc.
4.30%, 12/14/2045	539,000	430,321
		7,445,846

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 1.4%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	$ 1,000,000	$ 658,862
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	614,707
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	185,388
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	859,634
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,552,757
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	743,839
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	575,125
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,731,010
		6,921,322
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	455,349
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,342,185
		1,797,534
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,840,238
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	870,954
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	805,969
		3,517,161
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	967,098
Medtronic, Inc.
4.63%, 03/15/2045	701,000	578,561
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,509,137
		3,054,796
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,594,428
5.50%, 10/15/2032	1,500,000	1,434,915
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,000,187
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,865,626
3.88%, 12/15/2028	2,500,000	2,325,118
		8,220,274
Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	500,000	451,873
Allstate Corp.
8.56%, 08/15/2053	500,000	492,856
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,331,232
		2,275,961
Security Description	Shares or Principal Amount	Value

Internet — 1.5%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	$ 1,000,000	$ 671,979
4.50%, 11/28/2034	1,000,000	841,312
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,516,973
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,935,520
4.25%, 08/22/2057	1,000,000	756,757
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,053,561
		7,776,102
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,510,022
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,571,677
3.13%, 06/15/2026	1,000,000	933,278
		2,504,955
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	840,671
6.83%, 10/23/2055	1,000,000	843,753
Comcast Corp.
3.90%, 03/01/2038	2,000,000	1,551,414
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	776,531
Paramount Global
4.20%, 06/01/2029	1,500,000	1,269,750
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	872,079
		6,154,198
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,644,980
Southern Copper Corp.
5.25%, 11/08/2042	810,000	677,732
		2,322,712
Miscellaneous Manufacturing — 0.7%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	870,673
General Electric Co.
5.88%, 01/14/2038	778,000	759,964
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,896,637
		3,527,274
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,018,986
Devon Energy Corp.
7.95%, 04/15/2032	200,000	216,221
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	244,485
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	202,130
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	474,544

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Shell International Finance BV
4.38%, 05/11/2045	$ 1,000,000	$ 780,765
6.38%, 12/15/2038	1,000,000	1,022,187
Valero Energy Corp.
7.50%, 04/15/2032	200,000	212,220
		6,171,538
Oil & Gas Services — 0.8%
Halliburton Co.
3.80%, 11/15/2025	834,000	805,850
7.45%, 09/15/2039	500,000	545,269
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,495,277
		3,846,396
Packaging & Containers — 0.4%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,806,940
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,614,405
Allergan Funding SCS
3.85%, 06/15/2024	250,000	246,704
4.55%, 03/15/2035	1,000,000	798,886
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	752,069
Cigna Corp.
4.38%, 10/15/2028	1,000,000	934,638
4.80%, 07/15/2046	800,000	635,392
CVS Health Corp.
5.13%, 07/20/2045	872,000	696,172
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,086,308
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	801,708
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	790,217
Pfizer, Inc.
4.20%, 09/15/2048	844,000	646,714
		10,003,213
Pipelines — 3.2%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,269,713
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,880,034
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	851,265
5.70%, 02/15/2042	1,000,000	917,501
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	308,135
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,204,089
MPLX LP
4.00%, 03/15/2028	1,125,000	1,030,627
4.95%, 09/01/2032	2,000,000	1,775,513
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,010,808
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,398,934
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	941,355
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,559,378
4.30%, 03/04/2024	1,000,000	993,760
		16,141,112
REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,256,549
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,136,759
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,748,875
		4,142,183
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,581,056
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,112,992
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,841,550
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,818,522
3.50%, 09/15/2056	786,000	497,018
4.50%, 09/15/2032	2,000,000	1,834,694
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	483,018
4.80%, 04/01/2026	2,000,000	1,958,894
5.00%, 04/15/2033	2,000,000	1,819,495
5.15%, 07/01/2033	1,000,000	915,222
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,858,222
Target Corp.
6.50%, 10/15/2037	840,000	861,455
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,267,770
Walmart, Inc.
5.63%, 04/15/2041	939,000	915,812
		18,765,720
Semiconductors — 0.6%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,557,885
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,681,843
		3,239,728
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	877,209
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	771,384
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,761,572
		4,410,165
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	755,808
6.00%, 08/15/2040	864,000	792,677
6.38%, 03/01/2041	710,000	668,787
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,813,930

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
1.45%, 03/20/2026	$ 2,000,000	$ 1,809,124
3.38%, 02/15/2025	2,500,000	2,424,141
3.70%, 03/22/2061	2,000,000	1,219,764
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	866,021
		10,350,252
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,718,388
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	527,089
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,786,287
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,297,581
		4,610,957
Total Corporate Bonds & Notes (cost $236,043,355)		202,184,274
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.9%
U.S. Government — 54.3%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	4,884,258
1.25%, 05/15/2050	5,000,000	2,199,609
1.38%, 11/15/2040 to 08/15/2050	6,000,000	2,948,204
1.63%, 11/15/2050	2,000,000	979,609
1.75%, 08/15/2041	2,000,000	1,187,422
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,325,625
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,413,985
2.25%, 05/15/2041 to 02/15/2052	6,500,000	3,937,852
2.38%, 02/15/2042 to 05/15/2051	4,000,000	2,511,953
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,048,972
2.75%, 08/15/2042 to 11/15/2047	7,300,000	4,958,966
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,118,048
3.00%, 11/15/2044 to 02/15/2049	10,462,000	7,278,185
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,453,520
3.38%, 05/15/2044	1,498,000	1,139,943
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,671,145
3.75%, 11/15/2043	1,685,000	1,367,549
4.38%, 02/15/2038 to 11/15/2039	3,000,000	2,773,594
4.50%, 05/15/2038	2,000,000	1,880,312
4.63%, 02/15/2040	2,015,000	1,889,850
4.75%, 02/15/2041	1,751,000	1,657,431
5.00%, 05/15/2037	2,000,000	2,002,734
5.38%, 02/15/2031	2,000,000	2,060,000
5.50%, 08/15/2028	2,000,000	2,054,687
United States Treasury Notes
0.25%, 06/15/2024 to 10/31/2025	12,000,000	11,104,218
0.38%, 04/15/2024 to 09/30/2027	19,100,000	17,298,059
0.50%, 03/31/2025 to 10/31/2027	18,000,000	15,677,168
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
0.63%, 10/15/2024 to 08/15/2030	$16,100,000	$ 13,435,839
0.75%, 11/15/2024 to 01/31/2028	13,500,000	12,179,765
0.88%, 06/30/2026 to 11/15/2030	7,500,000	6,263,067
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,579,922
1.13%, 01/15/2025 to 02/15/2031	8,000,000	6,842,812
1.25%, 08/31/2024 to 08/15/2031	17,200,000	14,754,684
1.38%, 08/31/2026 to 11/15/2031	8,000,000	6,578,105
1.50%, 09/30/2024 to 02/15/2030	14,181,000	12,998,744
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,516,775
1.75%, 06/30/2024 to 11/15/2029	10,570,000	9,690,051
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,300,624
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,470,906
2.13%, 09/30/2024 to 05/15/2025	6,820,000	6,564,172
2.25%, 10/31/2024 to 11/15/2027	18,094,000	16,965,137
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,246,757
2.50%, 01/31/2024 to 01/31/2025	4,620,000	4,522,440
2.63%, 12/31/2023 to 02/15/2029	3,700,000	3,412,866
2.75%, 02/28/2025 to 08/15/2032	6,500,000	5,999,687
2.88%, 04/30/2025 to 05/15/2032	8,500,000	7,776,348
3.13%, 11/15/2028	3,000,000	2,766,211
		273,687,810
U.S. Government Agency — 1.6%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	974,475
Federal Home Loan Bank
1.50%, 08/15/2024	1,500,000	1,451,360
2.88%, 09/13/2024	1,000,000	978,183
4.25%, 12/10/2027	2,000,000	1,942,724
5.50%, 07/15/2036	2,000,000	2,042,400
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	878,856
		8,267,998
Total U.S. Government & Agency Obligations (cost $327,856,885)		281,955,808
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 10-20 Year Treasury Bond ETF	1,400	131,852
iShares 1-3 Year Treasury Bond ETF	44,300	3,589,629
iShares 20+ Year Treasury Bond ETF	14,200	1,186,836
iShares 3-7 Year Treasury Bond ETF	33,000	3,705,570
iShares 7-10 Year Treasury Bond ETF	9,900	886,941
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	7,318,746
Total Unaffiliated Investment Companies (cost $21,078,686)		16,819,574
TOTAL INVESTMENTS (cost $584,978,926)	99.3%	500,959,656
Other assets less liabilities	0.7	3,545,727
NET ASSETS	100.0%	$504,505,383
ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$202,184,274	$—	$202,184,274
U.S. Government & Agency Obligations	—	281,955,808	—	281,955,808
Unaffiliated Investment Companies	16,819,574	—	—	16,819,574
Total Investments at Value	$16,819,574	$484,140,082	$—	$500,959,656
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 39.8%
Aerospace/Defense — 0.9%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,863,295
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,773,916
		4,637,211
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,895,446
4.00%, 01/31/2024	700,000	695,820
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	999,221
		3,590,487
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	2,894,717
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,018,172
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,808,049
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,241,158
3.80%, 09/15/2027	1,000,000	916,071
		2,157,229
Banks — 8.1%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	1,781,737
3.88%, 08/01/2025	1,200,000	1,161,652
Bank of Montreal
3.30%, 02/05/2024	1,000,000	992,743
Barclays PLC
3.65%, 03/16/2025	1,000,000	961,654
4.34%, 01/10/2028	2,000,000	1,828,007
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	975,497
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,487,885
6.27%, 11/17/2033	2,000,000	1,941,917
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	974,620
Deutsche Bank AG
3.74%, 01/07/2033	2,500,000	1,748,401
Discover Bank
2.70%, 02/06/2030	2,000,000	1,507,700
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,854,819
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	2,938,727
JPMorgan Chase & Co.
3.88%, 09/10/2024	1,000,000	980,783
5.72%, 09/14/2033	3,000,000	2,809,354
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	762,261
Morgan Stanley
3.63%, 01/20/2027	1,000,000	929,404
4.00%, 07/23/2025	2,000,000	1,935,611
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.95%, 01/19/2038	$ 2,000,000	$ 1,813,546
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	989,244
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,549,899
3.95%, 10/30/2025	2,000,000	1,930,501
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,396,708
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	916,555
Wells Fargo & Co.
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,891,040
3.55%, 09/29/2025	1,000,000	954,804
		40,015,069
Beverages — 0.5%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,581,687
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,000,000	996,413
		2,578,100
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	874,555
3.65%, 03/01/2026	2,000,000	1,909,365
		2,783,920
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,767,243
2.05%, 05/15/2030	2,000,000	1,609,251
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	956,903
		4,333,397
Commercial Services — 1.0%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,842,003
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,574,881
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,734,314
		5,151,198
Computers — 0.8%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,833,652
3.35%, 02/09/2027	1,000,000	942,752
3.45%, 05/06/2024	1,000,000	989,636
		3,766,040
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,648,486
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,583,903
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,509,791
		4,742,180
Diversified Financial Services — 1.4%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,941,290

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
3.30%, 10/30/2024	$ 2,000,000	$ 1,938,978
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,981,112
Visa, Inc.
3.15%, 12/14/2025	1,000,000	954,188
		6,815,568
Electric — 3.1%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,848,892
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	964,080
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,935,974
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	1,847,109
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,936,458
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,540,199
4.55%, 07/01/2030	2,000,000	1,731,010
Sempra
3.25%, 06/15/2027	1,000,000	906,009
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	1,953,204
		15,662,935
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,849,674
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	972,812
Food — 1.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	990,612
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,767,362
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,877,804
		5,635,778
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,711,902
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	870,954
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	813,768
		3,396,624
Healthcare-Products — 0.0%
Abbott Laboratories
3.75%, 11/30/2026	283,000	270,800
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	1,913,220
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,865,625
		3,778,845
Security Description	Shares or Principal Amount	Value

Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	$ 2,000,000	$ 1,573,167
Internet — 1.1%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,195,184
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,174,208
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,276,448
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,810,178
		5,456,018
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	839,951
Machinery-Diversified — 0.8%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,228,219
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,034,088
		4,262,307
Mining — 0.5%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	978,634
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,562,927
		2,541,561
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,632,384
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,793,278
		3,425,662
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,274,881
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,125,311
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,935,956
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	595,008
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,826,145
		10,757,301
Pharmaceuticals — 1.7%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	773,927
Allergan Funding SCS
3.80%, 03/15/2025	600,000	574,265
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,524,146
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	927,609
CVS Health Corp.
4.00%, 12/05/2023	700,000	698,554
4.30%, 03/25/2028	2,000,000	1,873,774

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Johnson & Johnson
2.45%, 03/01/2026	$ 1,000,000	$ 939,514
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,185,325
		8,497,114
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	496,730
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,559,378
		2,056,108
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,644,024
UDR, Inc.
2.10%, 08/01/2032	355,000	250,591
		1,894,615
Retail — 2.4%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,581,056
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,861,918
4.50%, 09/15/2032	2,000,000	1,834,694
Target Corp.
3.38%, 04/15/2029	2,000,000	1,804,953
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	970,908
3.70%, 06/26/2028	2,000,000	1,881,532
4.10%, 04/15/2033	2,000,000	1,790,309
		11,725,370
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	934,663
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,939,043
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	678,377
		3,552,083
Software — 2.8%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,247,448
3.30%, 02/06/2027	2,000,000	1,889,428
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,813,976
2.65%, 07/15/2026	900,000	828,472
3.40%, 07/08/2024	1,000,000	982,838
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,477,641
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,930,217
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,920,887
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,785,737
		13,876,644
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.6%
Sprint LLC
7.63%, 03/01/2026	$ 2,200,000	$ 2,259,693
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	929,965
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,809,124
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	975,056
4.38%, 05/30/2028	2,000,000	1,901,947
		7,875,785
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,365,558
Total Corporate Bonds & Notes (cost $217,028,386)		197,558,049
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.1%
U.S. Government — 54.1%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,015,195
5.38%, 02/15/2031	1,000,000	1,030,000
6.00%, 02/15/2026	1,000,000	1,020,938
6.25%, 05/15/2030	1,500,000	1,611,270
6.50%, 11/15/2026	1,500,000	1,566,797
United States Treasury Notes
0.25%, 05/31/2025 to 10/31/2025	11,000,000	10,099,725
0.38%, 04/15/2024 to 09/30/2027	18,500,000	17,079,669
0.50%, 03/31/2025 to 10/31/2027	11,000,000	9,651,212
0.63%, 10/15/2024 to 08/15/2030	11,500,000	9,680,371
0.75%, 11/15/2024 to 01/31/2028	10,000,000	8,988,320
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,665,898
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,579,922
1.13%, 01/15/2025 to 02/15/2031	15,000,000	13,085,117
1.25%, 08/31/2024 to 08/15/2031	20,500,000	17,249,980
1.38%, 01/31/2025 to 11/15/2031	20,000,000	16,337,480
1.50%, 09/30/2024 to 02/15/2030	13,000,000	11,773,222
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,342,624
1.75%, 06/30/2024 to 11/15/2029	9,900,000	9,143,364
1.88%, 08/31/2024 to 02/15/2032	15,500,000	13,262,266
2.00%, 04/30/2024 to 11/15/2026	8,000,000	7,689,785
2.13%, 02/29/2024 to 05/31/2026	9,100,000	8,816,714
2.25%, 04/30/2024 to 11/15/2027	12,500,000	11,784,536
2.38%, 08/15/2024 to 05/15/2029	6,600,000	6,042,477
2.50%, 01/31/2024 to 03/31/2027	10,700,000	10,373,075
2.63%, 03/31/2025 to 07/31/2029	13,800,000	12,893,031
2.75%, 02/15/2024 to 08/15/2032	18,500,000	17,334,023
2.88%, 04/30/2025 to 05/15/2032	16,500,000	15,381,250
3.00%, 09/30/2025	1,000,000	961,875
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,722,266
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,727,969
3.50%, 01/31/2028 to 02/15/2033	5,500,000	5,106,015
4.13%, 10/31/2027 to 11/15/2032	3,000,000	2,857,110
		268,873,496
U.S. Government Agency — 2.0%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,346,173
Federal Home Loan Bank
1.50%, 08/15/2024	3,000,000	2,902,721
2.50%, 02/13/2024	3,000,000	2,974,090

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.88%, 09/13/2024	$ 1,000,000	$ 978,183
3.25%, 11/16/2028	2,000,000	1,852,724
		10,053,891
Total U.S. Government & Agency Obligations (cost $301,466,243)		278,927,387
UNAFFILIATED INVESTMENT COMPANIES — 3.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,256,010
iShares 7-10 Year Treasury Bond ETF	12,200	1,092,998
iShares 1-3 Year Treasury Bond ETF	58,000	4,699,740
iShares 3-7 Year Treasury Bond ETF	42,200	4,738,638
Total Unaffiliated Investment Companies (cost $18,601,008)		15,787,386
Total Long-Term Investment Securities (cost $537,095,637)		492,272,822
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $1,320,000 and collateralized by $1,347,500 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $1,346,395
(cost $1,319,941)	$ 1,319,941	$ 1,319,941
TOTAL INVESTMENTS (cost $538,415,578)	99.4%	493,592,763
Other assets less liabilities	0.6	2,940,495
NET ASSETS	100.0%	$496,533,258
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$197,558,049	$—	$197,558,049
U.S. Government & Agency Obligations	—	278,927,387	—	278,927,387
Unaffiliated Investment Companies	15,787,386	—	—	15,787,386
Repurchase Agreements	—	1,319,941	—	1,319,941
Total Investments at Value	$15,787,386	$477,805,377	$—	$493,592,763
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	48,900	$ 1,388,760
Omnicom Group, Inc.	31,200	2,337,192
		3,725,952
Aerospace/Defense — 1.4%
L3Harris Technologies, Inc.	11,100	1,991,451
Lockheed Martin Corp.	30,100	13,684,664
		15,676,115
Agriculture — 3.0%
Altria Group, Inc.	220,500	8,857,485
Archer-Daniels-Midland Co.	85,100	6,090,607
Bunge, Ltd.	13,000	1,377,740
Philip Morris International, Inc.	188,900	16,842,324
		33,168,156
Apparel — 0.1%
Levi Strauss & Co., Class A	12,100	165,407
Ralph Lauren Corp.	4,848	545,545
Skechers USA, Inc., Class A†	16,300	785,986
		1,496,938
Auto Manufacturers — 1.8%
Cummins, Inc.	17,800	3,850,140
Ford Motor Co.	605,000	5,898,750
General Motors Co.	179,000	5,047,800
PACCAR, Inc.	65,748	5,426,182
		20,222,872
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	29,600	1,092,240
Lear Corp.	7,500	973,200
		2,065,440
Banks — 9.9%
Bank of America Corp.	519,900	13,694,166
Bank of New York Mellon Corp.	105,800	4,496,500
Citigroup, Inc.	230,200	9,090,598
Goldman Sachs Group, Inc.	42,600	12,933,786
JPMorgan Chase & Co.	368,400	51,229,704
Morgan Stanley	212,000	15,013,840
State Street Corp.	43,800	2,830,794
		109,289,388
Beverages — 0.1%
Molson Coors Beverage Co., Class B	25,041	1,446,619
Biotechnology — 3.0%
Amgen, Inc.	67,100	17,157,470
Biogen, Inc.†	17,300	4,109,442
Gilead Sciences, Inc.	157,500	12,370,050
		33,636,962
Building Materials — 1.0%
Builders FirstSource, Inc.†	18,700	2,029,324
Eagle Materials, Inc.	4,200	646,422
Fortune Brands Innovations, Inc.	16,100	898,380
Johnson Controls International PLC	81,300	3,985,326
Masco Corp.	40,700	2,120,063
Owens Corning	15,800	1,791,246
		11,470,761
Chemicals — 1.0%
CF Industries Holdings, Inc.	11,400	909,492
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Dow, Inc.	85,600	$ 4,137,904
Eastman Chemical Co.	14,900	1,113,477
LyondellBasell Industries NV, Class A	41,143	3,712,744
Olin Corp.	17,003	726,368
		10,599,985
Commercial Services — 1.0%
Avis Budget Group, Inc.†	4,600	748,880
Global Payments, Inc.	31,100	3,303,442
H&R Block, Inc.	8,600	353,030
Robert Half, Inc.	12,800	957,056
Service Corp. International	26,800	1,458,456
U-Haul Holding Co. †	2,000	98,240
U-Haul Holding Co. (Non-Voting)	22,000	1,038,620
United Rentals, Inc.	8,400	3,412,668
		11,370,392
Computers — 3.0%
CACI International, Inc., Class A†	2,100	681,996
Cognizant Technology Solutions Corp., Class A	60,400	3,893,988
Dell Technologies, Inc., Class C	30,300	2,027,373
Hewlett Packard Enterprise Co.	200,300	3,080,614
HP, Inc.	200,100	5,268,633
International Business Machines Corp.	101,400	14,666,496
Leidos Holdings, Inc.	17,347	1,719,435
NetApp, Inc.	24,400	1,775,832
Science Applications International Corp.	3,100	338,644
		33,453,011
Distribution/Wholesale — 0.5%
Ferguson PLC	24,400	3,664,880
LKQ Corp.	47,500	2,086,200
		5,751,080
Diversified Financial Services — 3.4%
Ally Financial, Inc.	36,100	873,259
American Express Co.	92,500	13,507,775
Ameriprise Financial, Inc.	13,600	4,278,152
Capital One Financial Corp.	45,600	4,618,824
Discover Financial Services	34,400	2,823,552
Invesco, Ltd.	57,000	739,290
Jefferies Financial Group, Inc.	31,500	1,013,670
LPL Financial Holdings, Inc.	9,100	2,043,132
Raymond James Financial, Inc.	25,000	2,386,000
SEI Investments Co.	7,800	418,548
Stifel Financial Corp.	12,700	723,900
Synchrony Financial	55,000	1,542,750
T. Rowe Price Group, Inc.	27,100	2,452,550
		37,421,402
Electric — 3.9%
Alliant Energy Corp.	29,600	1,444,184
American Electric Power Co., Inc.	30,400	2,296,416
CenterPoint Energy, Inc.	54,100	1,454,208
Consolidated Edison, Inc.	41,300	3,625,727
Duke Energy Corp.	93,700	8,328,993
Edison International	43,000	2,711,580
Evergy, Inc.	27,900	1,371,006
Exelon Corp.	150,600	5,864,364
OGE Energy Corp.	25,078	857,668
Pinnacle West Capital Corp.	14,294	1,060,329
PPL Corp.	92,300	2,267,811
Public Service Enterprise Group, Inc.	81,000	4,993,650

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sempra	79,700	$ 5,581,391
Vistra Corp.	51,600	1,688,352
		43,545,679
Electronics — 0.6%
Allegion PLC	10,500	1,032,780
Arrow Electronics, Inc.†	11,400	1,292,874
Jabil, Inc.	22,700	2,787,560
Sensata Technologies Holding PLC	19,100	608,908
TD SYNNEX Corp.	11,700	1,072,656
		6,794,778
Engineering & Construction — 0.1%
TopBuild Corp.†	2,500	571,900
Environmental Control — 0.1%
Pentair PLC	20,500	1,191,460
Food — 1.5%
Campbell Soup Co.	17,500	707,175
General Mills, Inc.	34,300	2,237,732
Ingredion, Inc.	8,400	786,072
J.M. Smucker Co.	12,200	1,388,848
Kellanova	38,200	1,927,954
Kraft Heinz Co.	154,000	4,844,840
Kroger Co.	90,000	4,083,300
		15,975,921
Forest Products & Paper — 0.1%
International Paper Co.	41,400	1,396,422
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	7,900	935,439
Snap-on, Inc.	6,500	1,676,610
		2,612,049
Healthcare-Products — 0.5%
Medtronic PLC	78,400	5,531,904
Healthcare-Services — 3.7%
Centene Corp.†	31,500	2,172,870
DaVita, Inc.†	11,000	849,530
Elevance Health, Inc.	38,200	17,193,438
HCA Healthcare, Inc.	51,900	11,736,666
Laboratory Corp. of America Holdings	13,600	2,716,328
Molina Healthcare, Inc.†	4,000	1,331,800
Quest Diagnostics, Inc.	20,200	2,628,020
Tenet Healthcare Corp.†	10,700	574,590
Universal Health Services, Inc., Class B	13,400	1,686,926
		40,890,168
Home Builders — 1.5%
D.R. Horton, Inc.	56,300	5,877,720
Lennar Corp., Class A	40,500	4,320,540
NVR, Inc.†	420	2,273,300
PulteGroup, Inc.	40,500	2,980,395
Toll Brothers, Inc.	7,500	530,325
		15,982,280
Insurance — 6.0%
Aflac, Inc.	83,300	6,506,563
American Financial Group, Inc.	9,000	984,240
Arch Capital Group, Ltd.†	47,500	4,117,300
Assurant, Inc.	6,400	952,960
Chubb, Ltd.	54,100	11,610,942
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Cincinnati Financial Corp.	19,300	$ 1,923,631
Equitable Holdings, Inc.	51,900	1,378,983
Fidelity National Financial, Inc.	34,100	1,332,969
First American Financial Corp.	13,000	668,720
Globe Life, Inc.	11,400	1,326,504
Hartford Financial Services Group, Inc.	43,000	3,158,350
Loews Corp.	31,500	2,016,315
Markel Group, Inc.†	1,260	1,852,855
MetLife, Inc.	108,200	6,493,082
Old Republic International Corp.	38,000	1,040,440
Primerica, Inc.	3,800	726,408
Principal Financial Group, Inc.	31,200	2,111,616
Prudential Financial, Inc.	47,200	4,315,968
Reinsurance Group of America, Inc.	7,943	1,187,240
Travelers Cos., Inc.	56,000	9,376,640
Unum Group	24,800	1,212,720
W.R. Berkley Corp.	33,125	2,233,288
		66,527,734
Internet — 0.2%
eBay, Inc.	63,600	2,495,028
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.†	60,900	1,021,902
Commercial Metals Co.	5,500	232,595
Nucor Corp.	44,900	6,635,771
Reliance Steel & Aluminum Co.	8,800	2,238,544
Steel Dynamics, Inc.	31,200	3,323,112
United States Steel Corp.	29,400	996,366
		14,448,290
Leisure Time — 0.1%
Brunswick Corp.	11,400	791,958
Polaris, Inc.	6,800	587,656
		1,379,614
Lodging — 0.1%
Boyd Gaming Corp.	12,994	717,919
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	61,000	13,789,050
Oshkosh Corp.	8,800	772,024
		14,561,074
Machinery-Diversified — 1.5%
AGCO Corp.	9,600	1,100,736
Deere & Co.	35,000	12,787,600
Dover Corp.	16,700	2,170,165
Middleby Corp.†	6,500	733,655
		16,792,156
Media — 2.5%
Charter Communications, Inc., Class A†	8,300	3,343,240
Comcast Corp., Class A	553,100	22,837,499
Fox Corp., Class A	51,900	1,577,241
		27,757,980
Metal Fabricate/Hardware — 0.1%
Timken Co.	7,500	518,400
Miscellaneous Manufacturing — 0.9%
Carlisle Cos., Inc.	6,000	1,524,540
Parker-Hannifin Corp.	16,300	6,013,233
Textron, Inc.	33,600	2,553,600
		10,091,373

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 14.0%
APA Corp.	40,700	$ 1,616,604
Chevron Corp.	223,252	32,534,514
ConocoPhillips	156,700	18,615,960
Coterra Energy, Inc.	90,300	2,483,250
EOG Resources, Inc.	90,000	11,362,500
Exxon Mobil Corp.	481,200	50,935,020
Marathon Oil Corp.	87,670	2,394,268
Marathon Petroleum Corp.	47,800	7,229,750
Occidental Petroleum Corp.	113,700	7,027,797
Phillips 66	53,200	6,068,524
Pioneer Natural Resources Co.	27,900	6,668,100
Range Resources Corp.	29,400	1,053,696
Southwestern Energy Co.†	131,600	938,308
Valero Energy Corp.	49,500	6,286,500
		155,214,791
Oil & Gas Services — 0.4%
Halliburton Co.	107,400	4,225,116
NOV, Inc.	26,800	534,928
		4,760,044
Packaging & Containers — 0.6%
Berry Global Group, Inc.	15,600	858,000
Crown Holdings, Inc.	20,400	1,644,240
Graphic Packaging Holding Co.	38,400	825,984
Packaging Corp. of America	13,400	2,050,870
Sonoco Products Co.	11,700	606,177
		5,985,271
Pharmaceuticals — 10.4%
AbbVie, Inc.	222,100	31,356,078
Cardinal Health, Inc.	33,007	3,003,637
Cencora, Inc.	31,500	5,832,225
Cigna Group	40,500	12,522,600
Henry Schein, Inc.†	15,900	1,033,182
Johnson & Johnson	142,000	21,064,280
McKesson Corp.	24,800	11,292,928
Merck & Co., Inc.	274,200	28,160,340
Viatris, Inc.	143,300	1,275,370
		115,540,640
Pipelines — 1.1%
Cheniere Energy, Inc.	28,800	4,792,896
Kinder Morgan, Inc.	282,400	4,574,880
New Fortress Energy, Inc.	12,100	366,630
Williams Cos., Inc.	60,000	2,064,000
		11,798,406
Private Equity — 0.1%
Carlyle Group, Inc.	43,100	1,186,974
Retail — 2.7%
AutoNation, Inc.†	11,400	1,482,912
Best Buy Co., Inc.	27,900	1,864,278
Lithia Motors, Inc.	3,300	799,293
Lowe's Cos., Inc.	112,400	21,420,068
Murphy USA, Inc.	2,500	906,725
Penske Automotive Group, Inc.	11,200	1,602,496
Williams-Sonoma, Inc.	8,200	1,231,968
		29,307,740
Security Description	Shares or Principal Amount	Value

Semiconductors — 4.8%
Applied Materials, Inc.	106,000	$ 14,029,100
KLA Corp.	15,900	7,468,230
Microchip Technology, Inc.	32,100	2,288,409
Micron Technology, Inc.	136,800	9,147,816
ON Semiconductor Corp.†	45,300	2,837,592
QUALCOMM, Inc.	140,500	15,313,095
Skyworks Solutions, Inc.	20,000	1,734,800
		52,819,042
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,000	1,099,100
Software — 0.7%
Fiserv, Inc.†	62,894	7,154,192
Telecommunications — 4.4%
Cisco Systems, Inc.	516,100	26,904,293
Corning, Inc.	106,200	2,841,912
Juniper Networks, Inc.	38,500	1,036,420
Verizon Communications, Inc.	502,800	17,663,364
		48,445,989
Transportation — 2.8%
CSX Corp.	239,900	7,161,015
Expeditors International of Washington, Inc.	20,200	2,206,850
FedEx Corp.	31,700	7,611,170
Knight-Swift Transportation Holdings, Inc.	19,800	968,022
United Parcel Service, Inc., Class B	92,300	13,037,375
		30,984,432
Total Common Stocks (cost $945,848,220)		1,084,873,823
UNAFFILIATED INVESTMENT COMPANIES — 1.4%
iShares Russell 1000 Value ETF (cost $16,328,574)	108,400	15,871,928
Total Long-Term Investment Securities (cost $962,176,794)		1,100,745,751
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1) (cost $5,114,470)	5,114,471	5,114,471
TOTAL INVESTMENTS (cost $967,291,264)	99.9%	1,105,860,222
Other assets less liabilities	0.1	1,450,872
NET ASSETS	100.0%	$1,107,311,094
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2023.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,084,873,823	$—	$—	$1,084,873,823
Unaffiliated Investment Companies	15,871,928	—	—	15,871,928
Short-Term Investments	5,114,471	—	—	5,114,471
Total Investments at Value	$1,105,860,222	$—	$—	$1,105,860,222
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.8%
Melrose Industries PLC	374,531	$ 2,128,408
Apparel — 1.4%
Carter's, Inc.	34,164	2,294,454
Dr. Martens PLC	999,494	1,417,075
		3,711,529
Auto Parts & Equipment — 2.1%
Adient PLC†	157,999	5,322,986
Banks — 12.5%
Atlantic Union Bankshares Corp.	31,449	906,046
Camden National Corp.	60,513	1,764,559
Columbia Banking System, Inc.	333,306	6,556,129
First Bancorp	44,561	1,293,160
First Commonwealth Financial Corp.	107,266	1,306,500
First Interstate BancSystem, Inc., Class A	222,224	5,126,708
German American Bancorp, Inc.	59,152	1,616,624
Peoples Bancorp, Inc.	86,785	2,393,530
Seacoast Banking Corp. of Florida	110,480	2,232,801
SouthState Corp.	98,592	6,516,931
TriCo Bancshares	76,773	2,483,607
		32,196,595
Building Materials — 4.9%
Louisiana-Pacific Corp.	55,830	2,862,963
Masonite International Corp.†	44,102	3,490,232
Summit Materials, Inc., Class A†	8,516	280,176
UFP Industries, Inc.	63,906	6,081,934
		12,715,305
Chemicals — 4.8%
Ashland, Inc.	12,007	920,096
Avient Corp.	118,635	3,751,239
Elementis PLC†	2,885,495	4,146,794
Olin Corp.	14,010	598,507
Tronox Holdings PLC	279,110	2,983,686
		12,400,322
Commercial Services — 5.5%
Colliers International Group, Inc.	10,429	946,223
Herc Holdings, Inc.	37,480	4,002,489
ICF International, Inc.	1,474	186,800
Kforce, Inc.	46,087	2,813,151
QinetiQ Group PLC	868,265	3,505,249
WillScot Mobile Mini Holdings Corp.†	68,974	2,718,265
		14,172,177
Diversified Financial Services — 0.9%
Bread Financial Holdings, Inc.	4,311	116,527
Piper Sandler Cos.	15,385	2,151,592
		2,268,119
Electric — 1.1%
Black Hills Corp.	16,617	803,432
IDACORP, Inc.	22,682	2,148,212
		2,951,644
Electrical Components & Equipment — 0.3%
Insteel Industries, Inc.	31,262	872,522
Electronics — 4.4%
Atmus Filtration Technologies, Inc.†	123,994	2,326,127
Benchmark Electronics, Inc.	126,648	3,066,148
Coherent Corp.†	22,980	680,208
Security Description	Shares or Principal Amount	Value

Electronics (continued)
CTS Corp.	3,429	$ 128,279
Knowles Corp.†	392,096	5,093,327
		11,294,089
Energy-Alternate Sources — 2.3%
Green Plains, Inc.†	200,835	5,900,532
Engineering & Construction — 1.8%
Primoris Services Corp.	128,779	3,871,097
Stantec, Inc.	13,029	797,195
		4,668,292
Food — 3.7%
Glanbia PLC	444,086	6,994,870
Maple Leaf Foods, Inc.	123,864	2,466,115
		9,460,985
Hand/Machine Tools — 1.4%
Regal Rexnord Corp.	29,518	3,495,226
Healthcare-Products — 3.0%
Envista Holdings Corp.†	139,343	3,242,512
Integer Holdings Corp.†	54,107	4,391,865
		7,634,377
Home Builders — 2.2%
Century Communities, Inc.	10,129	622,934
LCI Industries	27,179	2,948,650
M/I Homes, Inc.†	13,735	1,127,231
Meritage Homes Corp.	6,971	794,833
Taylor Morrison Home Corp.†	4,376	167,688
		5,661,336
Insurance — 7.0%
CNO Financial Group, Inc.	223,862	5,189,121
Hanover Insurance Group, Inc.	61,757	7,238,538
Horace Mann Educators Corp.	172,977	5,488,560
		17,916,219
Iron/Steel — 0.4%
Commercial Metals Co.	26,647	1,126,902
Leisure Time — 0.7%
Brunswick Corp.	27,092	1,882,081
Lodging — 3.3%
Boyd Gaming Corp.	33,980	1,877,395
Dalata Hotel Group PLC	288,607	1,225,886
Hilton Grand Vacations, Inc.†	146,808	5,277,748
		8,381,029
Machinery-Diversified — 4.2%
Columbus McKinnon Corp.	119,602	3,656,233
Mueller Water Products, Inc., Class A	362,934	4,489,494
Zurn Elkay Water Solutions Corp.	98,778	2,613,666
		10,759,393
Metal Fabricate/Hardware — 0.7%
Ryerson Holding Corp.	53,029	1,540,493
Timken Co.	1,877	129,738
		1,670,231
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,296,101
Office Furnishings — 0.8%
HNI Corp.	59,278	2,056,354

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.2%
Crescent Point Energy Corp.	1,031,889	$ 8,274,459
Oil & Gas Services — 2.1%
TechnipFMC PLC	250,404	5,388,694
Real Estate — 3.8%
McGrath RentCorp	95,998	9,657,399
REITS — 4.0%
Alexander & Baldwin, Inc.	180,589	2,853,306
Highwoods Properties, Inc.	161,540	2,889,951
STAG Industrial, Inc.	28,643	951,520
Sunstone Hotel Investors, Inc.	376,353	3,500,083
		10,194,860
Retail — 2.2%
Brinker International, Inc.†	39,536	1,341,061
Children's Place, Inc.†	67,021	1,834,365
Group 1 Automotive, Inc.	1,823	459,998
Jack in the Box, Inc.	32,685	2,065,038
		5,700,462
Savings & Loans — 1.9%
WSFS Financial Corp.	135,313	4,790,080
Semiconductors — 2.7%
Cohu, Inc.†	137,644	4,148,590
Onto Innovation, Inc.†	25,877	2,907,799
		7,056,389
Security Description	Shares or Principal Amount	Value

Software — 3.2%
ACI Worldwide, Inc.†	410,484	$ 8,361,559
Telecommunications — 0.7%
Clearfield, Inc.†	76,179	1,829,820
Toys/Games/Hobbies — 3.0%
Mattel, Inc.†	402,904	7,687,408
Total Long-Term Investment Securities (cost $276,279,231)		250,883,884
SHORT-TERM INVESTMENTS — 2.7%
U.S. Government Agency — 2.3%
Federal Home Loan Bank
5.20%, 11/01/2023	$5,945,000	5,945,000
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(1)	1,098,610	1,098,610
Total Short-Term Investments (cost $7,043,609)		7,043,610
TOTAL INVESTMENTS (cost $283,322,840)	100.2%	257,927,494
Other assets less liabilities	(0.2)	(513,517)
NET ASSETS	100.0%	$257,413,977
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2023.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$2,128,408	$—	$2,128,408
Apparel	2,294,454	1,417,075	—	3,711,529
Chemicals	8,253,528	4,146,794	—	12,400,322
Commercial Services	10,666,928	3,505,249	—	14,172,177
Food	2,466,115	6,994,870	—	9,460,985
Lodging	7,155,143	1,225,886	—	8,381,029
Miscellaneous Manufacturing	—	1,296,101	—	1,296,101
Other Industries	199,333,333	—	—	199,333,333
Short-Term Investments:
U.S. Government Agency	—	5,945,000	—	5,945,000
Other Short-Term Investments	1,098,610	—	—	1,098,610
Total Investments at Value	$231,268,111	$26,659,383	$—	$257,927,494
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.2%
Curtiss-Wright Corp.	666	$ 132,407
Lockheed Martin Corp.	336	152,759
		285,166
Agriculture — 1.3%
Altria Group, Inc.	36,706	1,474,480
Archer-Daniels-Midland Co.	1,751	125,319
		1,599,799
Airlines — 0.1%
United Airlines Holdings, Inc.†	3,987	139,585
Apparel — 0.4%
Deckers Outdoor Corp.†	868	518,248
Auto Manufacturers — 2.9%
General Motors Co.	45,713	1,289,107
PACCAR, Inc.	11,221	926,069
Tesla, Inc.†	6,999	1,405,679
		3,620,855
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	2,999	151,210
Banks — 1.7%
Bank of New York Mellon Corp.	3,019	128,307
Citigroup, Inc.	3,232	127,632
First Citizens BancShares, Inc., Class A	357	492,924
JPMorgan Chase & Co.	9,475	1,317,593
State Street Corp.	1,931	124,801
		2,191,257
Beverages — 1.8%
Molson Coors Beverage Co., Class B	6,630	383,015
Monster Beverage Corp.†	2,397	122,487
PepsiCo, Inc.	10,568	1,725,543
		2,231,045
Biotechnology — 3.6%
Biogen, Inc.†	500	118,770
Exelixis, Inc.†	10,564	217,513
Gilead Sciences, Inc.	21,525	1,690,573
Regeneron Pharmaceuticals, Inc.†	738	575,559
United Therapeutics Corp.†	1,486	331,170
Vertex Pharmaceuticals, Inc.†	4,483	1,623,339
		4,556,924
Building Materials — 0.7%
Builders FirstSource, Inc.†	4,152	450,575
Eagle Materials, Inc.	990	152,371
Owens Corning	2,745	311,201
		914,147
Chemicals — 0.6%
Albemarle Corp.	812	102,946
CF Industries Holdings, Inc.	7,131	568,911
Sherwin-Williams Co.	501	119,343
		791,200
Commercial Services — 0.6%
H&R Block, Inc.	4,909	201,514
Robert Half, Inc.	3,944	294,893
Rollins, Inc.	4,393	165,221
Verisk Analytics, Inc.	554	125,957
		787,585
Security Description	Shares or Principal Amount	Value

Computers — 7.9%
Amdocs, Ltd.	1,518	$ 121,683
Apple, Inc.	49,257	8,411,618
CACI International, Inc., Class A†	419	136,074
Cognizant Technology Solutions Corp., Class A	3,808	245,502
Fortinet, Inc.†	2,208	126,231
Hewlett Packard Enterprise Co.	46,690	718,092
NetApp, Inc.	1,688	122,853
Science Applications International Corp.	1,288	140,701
		10,022,754
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	1,823	136,944
Distribution/Wholesale — 1.1%
Copart, Inc.†	22,088	961,270
WW Grainger, Inc.	629	459,063
		1,420,333
Diversified Financial Services — 5.4%
Affiliated Managers Group, Inc.	1,229	150,872
Ameriprise Financial, Inc.	397	124,884
Cboe Global Markets, Inc.	3,621	593,446
Evercore, Inc., Class A	974	126,795
Mastercard, Inc., Class A	6,010	2,261,863
OneMain Holdings, Inc.	3,686	132,438
SEI Investments Co.	3,365	180,566
Synchrony Financial	15,212	426,697
T. Rowe Price Group, Inc.	1,210	109,505
Visa, Inc., Class A	10,537	2,477,249
Western Union Co.	12,683	143,191
XP, Inc., Class A	5,840	116,800
		6,844,306
Electric — 1.6%
Consolidated Edison, Inc.	12,369	1,085,875
Edison International	2,341	147,623
OGE Energy Corp.	4,054	138,647
Pinnacle West Capital Corp.	2,784	206,517
Vistra Corp.	12,378	405,008
		1,983,670
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,039	168,287
Eaton Corp. PLC	615	127,865
Emerson Electric Co.	1,359	120,910
		417,062
Electronics — 1.2%
Arrow Electronics, Inc.†	1,633	185,198
Hubbell, Inc.	1,774	479,157
Jabil, Inc.	4,274	524,847
Mettler-Toledo International, Inc.†	118	116,254
nVent Electric PLC	5,059	243,490
		1,548,946
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,447	299,023
Environmental Control — 0.1%
Clean Harbors, Inc.†	1,111	170,727
Food — 1.1%
Albertsons Cos., Inc., Class A	13,616	295,467
Kroger Co.	23,613	1,071,322
		1,366,789

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.4%
Atmos Energy Corp.	3,534	$ 380,470
National Fuel Gas Co.	2,768	141,030
		521,500
Hand/Machine Tools — 0.4%
Snap-on, Inc.	1,731	446,494
Healthcare-Products — 1.7%
Align Technology, Inc.†	365	67,376
IDEXX Laboratories, Inc.†	2,958	1,181,632
West Pharmaceutical Services, Inc.	2,573	818,960
Zimmer Biomet Holdings, Inc.	1,100	114,851
		2,182,819
Healthcare-Services — 4.0%
Centene Corp.†	14,871	1,025,801
HCA Healthcare, Inc.	4,840	1,094,518
Humana, Inc.	3,062	1,603,539
Medpace Holdings, Inc.†	767	186,128
UnitedHealth Group, Inc.	2,095	1,121,998
		5,031,984
Home Builders — 0.8%
NVR, Inc.†	21	113,665
PulteGroup, Inc.	7,810	574,738
Toll Brothers, Inc.	3,441	243,313
		931,716
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,023	122,392
Insurance — 3.6%
Aflac, Inc.	1,817	141,926
Aon PLC, Class A	407	125,926
Arch Capital Group, Ltd.†	13,118	1,137,068
Berkshire Hathaway, Inc., Class B†	5,862	2,000,876
Everest Group, Ltd.	337	133,324
Hartford Financial Services Group, Inc.	1,878	137,939
MGIC Investment Corp.	9,521	160,334
Old Republic International Corp.	5,017	137,365
Primerica, Inc.	1,197	228,819
Unum Group	6,442	315,014
		4,518,591
Internet — 12.3%
Alphabet, Inc., Class A†	19,061	2,365,089
Alphabet, Inc., Class C†	26,050	3,264,065
Amazon.com, Inc.†	27,303	3,633,756
Booking Holdings, Inc.†	539	1,503,573
Meta Platforms, Inc., Class A†	11,476	3,457,375
Netflix, Inc.†	1,548	637,296
VeriSign, Inc.†	3,182	635,318
		15,496,472
Iron/Steel — 2.0%
Nucor Corp.	8,974	1,326,268
Reliance Steel & Aluminum Co.	1,922	488,918
Steel Dynamics, Inc.	5,634	600,077
United States Steel Corp.	4,550	154,200
		2,569,463
Leisure Time — 0.1%
Polaris, Inc.	1,701	147,000
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,396	$ 122,471
Machinery-Diversified — 0.2%
AGCO Corp.	2,005	229,893
Media — 1.5%
Comcast Corp., Class A	43,251	1,785,834
Fox Corp., Class A	3,960	120,344
		1,906,178
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	3,183	241,908
Oil & Gas — 4.8%
Exxon Mobil Corp.	9,327	987,263
HF Sinclair Corp.	4,524	250,539
Marathon Petroleum Corp.	10,501	1,588,276
Phillips 66	13,067	1,490,553
Southwestern Energy Co.†	36,304	258,848
Valero Energy Corp.	11,239	1,427,353
		6,002,832
Packaging & Containers — 0.1%
AptarGroup, Inc.	1,050	128,384
Pharmaceuticals — 4.2%
AbbVie, Inc.	14,350	2,025,933
Cardinal Health, Inc.	8,647	786,877
Eli Lilly & Co.	2,671	1,479,547
Johnson & Johnson	4,524	671,090
Viatris, Inc.	43,319	385,539
		5,348,986
REITS — 2.8%
Gaming & Leisure Properties, Inc.	3,955	179,518
Omega Healthcare Investors, Inc.	6,651	220,148
Public Storage	5,542	1,322,931
Simon Property Group, Inc.	7,079	777,911
VICI Properties, Inc.	35,840	999,936
		3,500,444
Retail — 3.9%
AutoNation, Inc.†	1,098	142,828
AutoZone, Inc.†	55	136,242
Best Buy Co., Inc.	1,877	125,421
Casey's General Stores, Inc.	472	128,342
Domino's Pizza, Inc.	351	118,986
Lowe's Cos., Inc.	588	112,055
Lululemon Athletica, Inc.†	384	151,096
MSC Industrial Direct Co., Inc., Class A	1,415	134,071
Murphy USA, Inc.	442	160,309
O'Reilly Automotive, Inc.†	689	641,073
TJX Cos., Inc.	5,064	445,987
Ulta Beauty, Inc.†	325	123,926
Walmart, Inc.	12,697	2,074,817
Williams-Sonoma, Inc.	2,156	323,917
Yum! Brands, Inc.	978	118,201
		4,937,271
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	11,803	111,892
Semiconductors — 7.0%
Applied Materials, Inc.	11,972	1,584,494
Broadcom, Inc.	2,707	2,277,589
KLA Corp.	2,295	1,077,961
Lam Research Corp.	194	114,115

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	9,100	$ 3,710,980
ON Semiconductor Corp.†	1,430	89,575
		8,854,714
Software — 12.9%
Adobe, Inc.†	3,961	2,107,490
Akamai Technologies, Inc.†	1,208	124,822
Cadence Design Systems, Inc.†	6,209	1,489,229
Dropbox, Inc., Class A†	8,422	221,498
Electronic Arts, Inc.	6,961	861,702
Fair Isaac Corp.†	871	736,753
Manhattan Associates, Inc.†	2,070	403,608
Microsoft Corp.	26,515	8,964,987
Synopsys, Inc.†	279	130,974
Teradata Corp.†	3,383	144,522
Veeva Systems, Inc., Class A†	642	123,720
VMware, Inc., Class A†	7,019	1,022,317
		16,331,622
Telecommunications — 1.8%
AT&T, Inc.	9,234	142,204
Cisco Systems, Inc.	37,647	1,962,538
Verizon Communications, Inc.	4,079	143,295
		2,248,037
Transportation — 0.7%
Expeditors International of Washington, Inc.	5,250	573,563
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Landstar System, Inc.	1,149	$ 189,332
Ryder System, Inc.	1,476	143,969
		906,864
Total Long-Term Investment Securities (cost $115,782,686)		124,837,502
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 1.1%
Federal Home Loan Bank
5.20%, 11/01/2023	$1,365,000	1,365,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	289,357	289,357
Total Short-Term Investments (cost $1,654,357)		1,654,357
TOTAL INVESTMENTS (cost $117,437,043)	100.1%	126,491,859
Other assets less liabilities	(0.1)	(122,926)
NET ASSETS	100.0%	$126,368,933
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2023.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$124,837,502	$—	$—	$124,837,502
Short-Term Investments:
Sovereign	—	1,365,000	—	1,365,000
Other Short-Term Investments	289,357	—	—	289,357
Total Investments at Value	$125,126,859	$1,365,000	$—	$126,491,859
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	43,984	$ 1,249,146
Aerospace/Defense — 0.8%
Howmet Aerospace, Inc.	61,418	2,708,534
Agriculture — 2.4%
Altria Group, Inc.	111,463	4,477,468
Archer-Daniels-Midland Co.	46,003	3,292,435
		7,769,903
Apparel — 0.1%
Ralph Lauren Corp.	3,110	349,968
Auto Manufacturers — 1.4%
Ford Motor Co.	99,836	973,401
General Motors Co.	133,160	3,755,112
		4,728,513
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	14,852	748,838
BorgWarner, Inc.	32,425	1,196,482
		1,945,320
Banks — 8.0%
Bank of America Corp.	73,385	1,932,961
Bank of New York Mellon Corp.	95,449	4,056,582
Bank OZK	20,333	728,125
Huntington Bancshares, Inc.	266,827	2,574,881
JPMorgan Chase & Co.	76,584	10,649,771
Regions Financial Corp.	173,768	2,524,849
State Street Corp.	56,734	3,666,718
		26,133,887
Beverages — 1.3%
PepsiCo, Inc.	25,750	4,204,460
Biotechnology — 6.0%
Amgen, Inc.	17,029	4,354,315
Biogen, Inc.†	15,797	3,752,419
Gilead Sciences, Inc.	68,009	5,341,427
Regeneron Pharmaceuticals, Inc.†	5,869	4,577,174
Vertex Pharmaceuticals, Inc.†	3,986	1,443,371
		19,468,706
Building Materials — 1.4%
Owens Corning	16,709	1,894,299
Trane Technologies PLC	13,919	2,648,925
		4,543,224
Chemicals — 3.0%
Albemarle Corp.	3,573	452,985
Linde PLC	8,900	3,401,224
LyondellBasell Industries NV, Class A	40,157	3,623,768
PPG Industries, Inc.	19,012	2,334,103
		9,812,080
Commercial Services — 0.7%
Avis Budget Group, Inc.†	2,486	404,721
Grand Canyon Education, Inc.†	3,956	468,113
Robert Half, Inc.	19,195	1,435,210
		2,308,044
Computers — 2.7%
Cognizant Technology Solutions Corp., Class A	65,548	4,225,880
Crane NXT Co.	7,855	408,460
Hewlett Packard Enterprise Co.	222,586	3,423,373
Security Description	Shares or Principal Amount	Value

Computers (continued)
NCR Atleos Corp.†	12,189	$ 268,889
NCR Voyix Corp.†	24,379	372,755
		8,699,357
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	40,707	3,057,910
Procter & Gamble Co.	23,161	3,474,845
		6,532,755
Distribution/Wholesale — 0.1%
Ferguson PLC	2,326	349,365
Diversified Financial Services — 2.2%
Invesco, Ltd.	67,609	876,889
Janus Henderson Group PLC	26,217	604,826
Jefferies Financial Group, Inc.	34,944	1,124,498
Raymond James Financial, Inc.	5,659	540,095
T. Rowe Price Group, Inc.	35,700	3,230,850
Western Union Co.	60,166	679,274
		7,056,432
Electric — 3.8%
Consolidated Edison, Inc.	45,042	3,954,237
PG&E Corp.†	210,654	3,433,660
Vistra Corp.	47,967	1,569,481
Xcel Energy, Inc.	58,193	3,449,099
		12,406,477
Electrical Components & Equipment — 1.7%
Acuity Brands, Inc.	5,742	930,032
Eaton Corp. PLC	22,500	4,677,975
		5,608,007
Electronics — 0.7%
Hubbell, Inc.	5,526	1,492,573
Sensata Technologies Holding PLC	27,271	869,399
		2,361,972
Engineering & Construction — 0.5%
EMCOR Group, Inc.	4,004	827,427
Jacobs Solutions, Inc.	6,583	877,514
		1,704,941
Environmental Control — 0.5%
Clean Harbors, Inc.†	9,314	1,431,282
Waste Management, Inc.	2,212	363,498
		1,794,780
Food — 1.4%
Hershey Co.	3,588	672,212
Kroger Co.	88,517	4,016,016
		4,688,228
Gas — 0.1%
National Fuel Gas Co.	7,717	393,181
Healthcare-Products — 3.1%
Abbott Laboratories	27,153	2,567,316
Agilent Technologies, Inc.	2,985	308,559
Boston Scientific Corp.†	89,674	4,590,412
DENTSPLY SIRONA, Inc.	11,682	355,250
Hologic, Inc.†	21,087	1,395,327
Stryker Corp.	3,723	1,006,029
		10,222,893

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 2.0%
Centene Corp.†	19,563	$ 1,349,456
Elevance Health, Inc.	5,777	2,600,170
Humana, Inc.	4,676	2,448,774
		6,398,400
Home Builders — 1.1%
D.R. Horton, Inc.	21,229	2,216,307
Toll Brothers, Inc.	18,432	1,303,327
		3,519,634
Home Furnishings — 0.3%
Dolby Laboratories, Inc., Class A	10,765	871,319
Insurance — 8.3%
Aon PLC, Class A	2,316	716,570
Arch Capital Group, Ltd.†	44,919	3,893,579
Axis Capital Holdings, Ltd.	14,999	856,443
Berkshire Hathaway, Inc., Class B†	44,174	15,077,911
Hartford Financial Services Group, Inc.	11,362	834,539
Marsh & McLennan Cos., Inc.	14,170	2,687,341
MGIC Investment Corp.	53,327	898,027
Primerica, Inc.	2,378	454,578
Unum Group	37,019	1,810,229
		27,229,217
Iron/Steel — 1.0%
Steel Dynamics, Inc.	29,788	3,172,720
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	12,153	1,066,183
Machinery-Diversified — 1.5%
AGCO Corp.	10,535	1,207,943
Otis Worldwide Corp.	46,445	3,586,019
		4,793,962
Media — 2.0%
Comcast Corp., Class A	151,576	6,258,573
News Corp., Class A	18,725	387,233
		6,645,806
Miscellaneous Manufacturing — 1.4%
Illinois Tool Works, Inc.	9,072	2,033,217
Textron, Inc.	31,975	2,430,100
		4,463,317
Oil & Gas — 7.9%
Chevron Corp.	22,394	3,263,478
ConocoPhillips	37,121	4,409,975
Exxon Mobil Corp.	61,958	6,558,254
HF Sinclair Corp.	25,224	1,396,905
Marathon Petroleum Corp.	30,790	4,656,987
Southwestern Energy Co.†	176,820	1,260,727
Valero Energy Corp.	32,826	4,168,902
		25,715,228
Oil & Gas Services — 0.4%
Halliburton Co.	32,428	1,275,718
Packaging & Containers — 0.8%
AptarGroup, Inc.	10,618	1,298,263
Berry Global Group, Inc.	21,330	1,173,150
		2,471,413
Pharmaceuticals — 3.6%
Johnson & Johnson	35,003	5,192,345
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
McKesson Corp.	5,284	$ 2,406,122
Merck & Co., Inc.	22,126	2,272,340
Pfizer, Inc.	52,609	1,607,731
Viatris, Inc.	39,125	348,213
		11,826,751
Real Estate — 0.4%
CBRE Group, Inc., Class A†	17,218	1,193,896
REITS — 5.7%
AvalonBay Communities, Inc.	22,235	3,685,229
Boston Properties, Inc.	10,576	566,556
Brixmor Property Group, Inc.	54,076	1,124,240
Iron Mountain, Inc.	26,150	1,544,680
Omega Healthcare Investors, Inc.	43,225	1,430,748
Regency Centers Corp.	29,902	1,801,895
Rithm Capital Corp.	88,016	821,189
Simon Property Group, Inc.	36,747	4,038,128
Weyerhaeuser Co.	122,383	3,511,168
		18,523,833
Retail — 4.2%
AutoNation, Inc.†	2,639	343,281
Best Buy Co., Inc.	31,114	2,079,038
Lowe's Cos., Inc.	15,997	3,048,548
Macy's, Inc.	49,900	607,782
McDonald's Corp.	2,839	744,301
Walmart, Inc.	33,219	5,428,317
Williams-Sonoma, Inc.	4,942	742,486
Yum! Brands, Inc.	6,490	784,381
		13,778,134
Semiconductors — 2.2%
Applied Materials, Inc.	23,703	3,137,092
Lam Research Corp.	1,304	767,039
ON Semiconductor Corp.†	15,033	941,667
Texas Instruments, Inc.	16,774	2,382,076
		7,227,874
Software — 4.9%
Akamai Technologies, Inc.†	20,557	2,124,155
Electronic Arts, Inc.	31,523	3,902,232
MSCI, Inc.	6,994	3,298,020
Oracle Corp.	44,702	4,622,187
Salesforce, Inc.†	11,136	2,236,443
		16,183,037
Telecommunications — 3.4%
AT&T, Inc.	177,249	2,729,635
Cisco Systems, Inc.	134,869	7,030,721
Verizon Communications, Inc.	40,939	1,438,187
		11,198,543
Transportation — 2.4%
Expeditors International of Washington, Inc.	24,127	2,635,875
FedEx Corp.	17,588	4,222,879
Ryder System, Inc.	8,784	856,791
		7,715,545
Water — 0.1%
American Water Works Co., Inc.	3,899	458,717
Total Long-Term Investment Securities (cost $331,976,523)		322,769,420

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 1.0%
Federal Home Loan Bank
5.20%, 11/01/2023	$3,315,000	$ 3,315,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1)	649,065	649,064
Total Short-Term Investments (cost $3,964,065)		3,964,064
TOTAL INVESTMENTS (cost $335,940,588)	100.0%	326,733,484
Other assets less liabilities	(0.0)	(48,567)
NET ASSETS	100.0%	$326,684,917
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2023.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$322,769,420	$—	$—	$322,769,420
Short-Term Investments:
Sovereign	—	3,315,000	—	3,315,000
Other Short-Term Investments	649,064	—	—	649,064
Total Investments at Value	$323,418,484	$3,315,000	$—	$326,733,484
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	233	$ 6,617
Omnicom Group, Inc.	149	11,161
Publicis Groupe SA	420	32,067
WPP PLC	2,597	22,370
		72,215
Aerospace/Defense — 1.1%
AAR Corp.†	393	23,329
Airbus SE	932	124,663
BAE Systems PLC	1,895	25,441
Bombardier, Inc., Class B†	540	17,324
General Dynamics Corp.	235	56,708
L3Harris Technologies, Inc.	54	9,688
Lockheed Martin Corp.	320	145,485
Northrop Grumman Corp.	144	67,886
RTX Corp.	4,757	387,172
Thales SA	299	44,064
		901,760
Agriculture — 0.3%
Altria Group, Inc.	2,378	95,524
Andersons, Inc.	326	16,342
Archer-Daniels-Midland Co.	406	29,058
Bunge, Ltd.	62	6,571
Japan Tobacco, Inc.	1,300	30,347
Philip Morris International, Inc.	900	80,244
Turning Point Brands, Inc.	263	5,273
Vector Group, Ltd.	2,011	20,673
		284,032
Airlines — 0.2%
Air Canada†	1,750	21,112
ANA Holdings, Inc.†	1,200	23,507
Deutsche Lufthansa AG†	2,800	19,558
Japan Airlines Co., Ltd.	1,867	34,573
Qantas Airways, Ltd.†	8,000	25,116
Singapore Airlines, Ltd.	6,000	26,810
SkyWest, Inc.†	320	13,495
		164,171
Apparel — 0.5%
Burberry Group PLC	2,150	44,298
Hermes International SCA	43	80,639
Levi Strauss & Co., Class A	58	793
LVMH Moet Hennessy Louis Vuitton SE	111	79,439
NIKE, Inc., Class B	1,816	186,630
Ralph Lauren Corp.	23	2,588
Skechers USA, Inc., Class A†	78	3,761
		398,148
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	1,327	123,041
Cummins, Inc.	85	18,385
Ford Motor Co.	2,884	28,119
General Motors Co.	853	24,055
Honda Motor Co., Ltd.	12,900	132,485
Isuzu Motors, Ltd.	2,200	24,420
Kia Corp.	1,000	57,229
Mazda Motor Corp.	5,600	54,207
Mercedes-Benz Group AG	852	49,973
PACCAR, Inc.	1,180	97,385
Tesla, Inc.†	475	95,399
Toyota Motor Corp.	2,800	49,379
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen AG	150	$ 17,277
Wabash National Corp.	524	10,842
		782,196
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,347	117,458
BorgWarner, Inc.	141	5,203
Commercial Vehicle Group, Inc.†	1,600	11,152
Continental AG	500	32,467
Goodyear Tire & Rubber Co.†	1,635	19,457
Lear Corp.	36	4,671
NGK Insulators, Ltd.	3,100	37,790
Niterra Co., Ltd.	2,600	57,117
Titan International, Inc.†	2,378	27,014
		312,329
Banks — 3.4%
Amalgamated Financial Corp.	656	11,965
Associated Banc-Corp	787	12,757
Banco Bilbao Vizcaya Argentaria SA	17,605	138,282
Banco do Brasil SA	4,500	43,155
Banco Santander SA	20,000	73,595
Bancorp, Inc.†	400	14,260
Bank Leumi Le-Israel BM	8,793	56,564
Bank of America Corp.	7,458	196,444
Bank of New York Mellon Corp.	1,928	81,940
Bank of Nova Scotia	1,200	48,588
BankUnited, Inc.	709	15,463
Barclays PLC	24,000	38,373
BAWAG Group AG*	981	43,716
BNP Paribas SA	1,640	94,249
Carter Bankshares, Inc.†	1,182	13,309
Central Pacific Financial Corp.	465	7,338
Citigroup, Inc.	1,100	43,439
Columbia Banking System, Inc.	460	9,048
Commerzbank AG	4,459	47,836
CrossFirst Bankshares, Inc.†	872	9,226
Customers Bancorp, Inc.†	458	18,416
Deutsche Bank AG	4,000	43,804
Equity Bancshares, Inc., Class A	393	9,511
Erste Group Bank AG	1,000	35,741
Financial Institutions, Inc.	617	9,773
First BanCorp/Puerto Rico	2,303	30,745
First Financial Corp.	387	13,317
First Internet Bancorp	241	3,945
Goldman Sachs Group, Inc.	203	61,633
Hana Financial Group, Inc.	2,100	61,266
Hanmi Financial Corp.	1,336	19,612
Heartland Financial USA, Inc.	121	3,315
Heritage Financial Corp.	284	4,621
HomeStreet, Inc.	481	2,323
Hope Bancorp, Inc.	1,526	13,368
HSBC Holdings PLC	10,025	72,230
Independent Bank Corp.	142	2,833
ING Groep NV	2,806	35,981
JPMorgan Chase & Co.	4,265	593,091
KBC Group NV	703	38,697
Lloyds Banking Group PLC	63,164	30,785
Mercantile Bank Corp.	121	3,986
Midland States Bancorp, Inc.	618	13,485
Mitsubishi UFJ Financial Group, Inc.	7,900	66,379
Morgan Stanley	1,011	71,599
NatWest Group PLC	13,561	29,488

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Nordea Bank Abp	8,309	$ 87,357
Northeast Community Bancorp, Inc.	800	12,192
OFG Bancorp	773	22,896
Rakuten Bank, Ltd.†	1,800	30,902
Shinhan Financial Group Co., Ltd.	700	17,915
Societe Generale SA	1,672	37,595
Standard Chartered PLC	10,364	80,107
State Street Corp.	209	13,508
Sumitomo Mitsui Financial Group, Inc.	600	28,807
Swedbank AB, Class A	1,000	16,444
UniCredit SpA	3,344	83,659
US Bancorp	3,700	117,956
		2,838,829
Beverages — 0.9%
Anheuser-Busch InBev SA NV	665	37,830
Carlsberg A/S, Class B	179	21,358
Coca-Cola Co.	2,775	156,760
Coca-Cola Consolidated, Inc.	46	29,275
Coca-Cola Femsa SAB de CV, ADR	400	30,408
Diageo PLC	264	10,004
Kirin Holdings Co., Ltd.	1,600	22,441
Molson Coors Beverage Co., Class B	119	6,875
Monster Beverage Corp.†	3,854	196,939
PepsiCo, Inc.	1,085	177,159
Treasury Wine Estates, Ltd.	3,247	27,300
		716,349
Biotechnology — 0.7%
2seventy Bio, Inc.†	500	1,220
Abeona Therapeutics, Inc.†	200	764
ACADIA Pharmaceuticals, Inc.†	763	17,221
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Alaunos Therapeutics, Inc.†	7,098	568
Amgen, Inc.	655	167,483
Aptevo Therapeutics, Inc.†	709	200
Arcturus Therapeutics Holdings, Inc.†	327	6,246
Ardelyx, Inc.†	6,540	25,833
Assembly Biosciences, Inc.†	3,100	2,718
Atara Biotherapeutics, Inc.†	1,100	1,419
Aurinia Pharmaceuticals, Inc.†	1,090	8,001
Biogen, Inc.†	83	19,716
BioNTech SE ADR†	130	12,160
Bluebird Bio, Inc.†	1,200	3,540
Cara Therapeutics, Inc.†	426	550
Caribou Biosciences, Inc.†	638	2,316
CytomX Therapeutics, Inc.†	679	747
Deciphera Pharmaceuticals, Inc.†	545	6,535
Dynavax Technologies Corp.†	500	7,105
Editas Medicine, Inc.†	330	2,204
EyePoint Pharmaceuticals, Inc.†	500	3,010
Fate Therapeutics, Inc.†	800	1,448
Genmab A/S†	111	31,443
Gilead Sciences, Inc.	1,738	136,503
GlycoMimetics, Inc.†	4,952	6,190
Harvard Bioscience, Inc.†	800	3,512
Homology Medicines, Inc.(2)	1,845	1,919
Infinity Pharmaceuticals, Inc.†	4,968	19
Inovio Pharmaceuticals, Inc.†	5,000	1,822
Kiniksa Pharmaceuticals, Ltd., Class A†	545	8,311
Ligand Pharmaceuticals, Inc.†	220	11,504
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
MacroGenics, Inc.†	1,417	$ 7,397
Mustang Bio, Inc.†	100	164
Nektar Therapeutics†	1,500	704
NextCure, Inc.†	1,277	1,315
PDL BioPharma, Inc.†(1)	3,800	618
Poseida Therapeutics, Inc.†	2,000	4,040
Precigen, Inc.†	1,205	1,362
Precision BioSciences, Inc.†	3,123	961
Puma Biotechnology, Inc.†	851	2,093
REGENXBIO, Inc.†	230	2,965
Rigel Pharmaceuticals, Inc.†	3,500	2,826
Sangamo Therapeutics, Inc.†	1,000	630
Sio Gene Therapies, Inc.†	2,122	827
Surface Oncology†(1)	2,413	269
Sutro Biopharma, Inc.†	851	2,340
Theravance Biopharma, Inc.†	426	4,021
Twist Bioscience Corp.†	250	3,940
Vericel Corp.†	200	7,036
Vir Biotechnology, Inc.†	400	3,172
VYNE Therapeutics, Inc.†	144	439
Xencor, Inc.†	190	3,296
Zymeworks, Inc.†	700	4,914
		547,556
Building Materials — 0.5%
Apogee Enterprises, Inc.	326	13,992
Armstrong Flooring, Inc.†	1,358	54
Boise Cascade Co.	309	28,969
Builders FirstSource, Inc.†	89	9,658
Cie de Saint-Gobain SA	830	45,337
Eagle Materials, Inc.	20	3,078
Fortune Brands Innovations, Inc.	77	4,297
Geberit AG	40	18,659
Heidelberg Materials AG	550	39,853
Holcim AG	691	42,783
JELD-WEN Holding, Inc.†	656	7,432
Johnson Controls International PLC	388	19,020
Masco Corp.	194	10,105
Masonite International Corp.†	355	28,095
Modine Manufacturing Co.†	835	32,982
Owens Corning	75	8,503
Vulcan Materials Co.	711	139,704
		452,521
Chemicals — 1.4%
AdvanSix, Inc.	545	15,015
Air Liquide SA	200	34,278
Air Products & Chemicals, Inc.	412	116,365
American Vanguard Corp.	465	4,352
Arkema SA	350	32,846
BASF SE	712	32,800
Brenntag SE	379	28,118
CF Industries Holdings, Inc.	55	4,388
Codexis, Inc.†	1,500	2,490
Dow, Inc.	408	19,723
Eastman Chemical Co.	71	5,306
Ecolab, Inc.	680	114,063
Ecovyst, Inc.†	1,199	11,031
K+S AG	1,000	16,806
Linde PLC	106	40,509
LyondellBasell Industries NV, Class A	196	17,687
Nitto Denko Corp.	500	32,419
Olin Corp.	81	3,460

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	1,580	$ 193,977
Rayonier Advanced Materials, Inc.†	1,782	4,936
Sherwin-Williams Co.	1,301	309,911
Shin-Etsu Chemical Co., Ltd.	2,500	74,811
Solvay SA, Class A	255	26,935
Tronox Holdings PLC	1,083	11,577
Yara International ASA	752	24,504
		1,178,307
Coal — 0.1%
Peabody Energy Corp.	800	18,872
SunCoke Energy, Inc.	3,597	34,207
		53,079
Commercial Services — 1.4%
2U, Inc.†	1,526	3,235
Alarm.com Holdings, Inc.†	232	11,862
American Public Education, Inc.†	700	2,919
AMN Healthcare Services, Inc.†	177	13,427
Arlo Technologies, Inc.†	2,071	17,583
Automatic Data Processing, Inc.	1,477	322,311
Avis Budget Group, Inc.†	22	3,582
Barrett Business Services, Inc.	186	17,012
Bureau Veritas SA	1,000	22,783
Chegg, Inc.†	654	4,925
CoreCivic, Inc.†	1,702	21,615
CRA International, Inc.	131	12,721
Cross Country Healthcare, Inc.†	654	15,147
GEO Group, Inc.†	1,706	14,910
Global Payments, Inc.	148	15,721
Graham Holdings Co., Class B	27	15,625
H&R Block, Inc.	41	1,683
Heidrick & Struggles International, Inc.	399	9,712
Herc Holdings, Inc.	197	21,038
Insperity, Inc.	309	32,704
Kforce, Inc.	406	24,782
LiveRamp Holdings, Inc.†	527	14,577
New Oriental Education & Technology Group, Inc.†	326	21,350
PayPal Holdings, Inc.†	2,449	126,858
Perdoceo Education Corp.	800	14,472
Recruit Holdings Co., Ltd.	900	26,032
Robert Half, Inc.	61	4,561
S&P Global, Inc.	652	227,750
Service Corp. International	128	6,966
StoneCo., Ltd., Class A†	1,635	16,211
TravelSky Technology, Ltd.	16,284	25,673
TriNet Group, Inc.†	239	24,557
TrueBlue, Inc.†	525	5,812
U-Haul Holding Co. †	10	491
U-Haul Holding Co. (NES)	105	4,957
United Rentals, Inc.	40	16,251
		1,141,815
Computers — 2.9%
Amdocs, Ltd.	776	62,204
Apple, Inc.	9,820	1,676,961
CACI International, Inc., Class A†	10	3,248
Check Point Software Technologies, Ltd.†	475	63,769
Cognizant Technology Solutions Corp., Class A	1,225	78,976
Dell Technologies, Inc., Class C	145	9,702
ExlService Holdings, Inc.†	1,314	34,309
Hewlett Packard Enterprise Co.	955	14,688
HP, Inc.	2,985	78,595
Security Description	Shares or Principal Amount	Value

Computers (continued)
International Business Machines Corp.	1,091	$ 157,802
Leidos Holdings, Inc.	83	8,227
Logitech International SA	800	62,789
NetApp, Inc.	116	8,442
NetScout Systems, Inc.†	329	7,182
Otsuka Corp.	800	32,060
Qualys, Inc.†	198	30,284
Science Applications International Corp.	15	1,639
Stratasys, Ltd.†	603	6,132
Super Micro Computer, Inc.†	207	49,570
Varonis Systems, Inc.†	590	19,848
		2,406,427
Cosmetics/Personal Care — 0.8%
e.l.f. Beauty, Inc.†	250	23,157
Edgewell Personal Care Co.	382	13,332
Estee Lauder Cos., Inc., Class A	880	113,406
L'Oreal SA	240	100,668
Procter & Gamble Co.	1,889	283,407
Shiseido Co., Ltd.	900	28,491
Unilever PLC	901	42,690
Unilever PLC	1,002	47,447
		652,598
Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	382	10,345
Bunzl PLC	830	29,654
Ferguson PLC	117	17,574
LKQ Corp.	226	9,926
Marubeni Corp.	6,710	98,912
Mitsubishi Corp.	3,600	167,631
Mitsui & Co., Ltd.	2,000	73,501
MRC Global, Inc.†	1,838	19,317
Rexel SA	1,300	26,530
Rush Enterprises, Inc., Class A	811	28,855
Titan Machinery, Inc.†	709	17,612
WW Grainger, Inc.	385	280,985
		780,842
Diversified Financial Services — 2.2%
Ally Financial, Inc.	172	4,161
American Express Co.	441	64,399
Ameriprise Financial, Inc.	65	20,447
Bread Financial Holdings, Inc.	327	8,839
Capital One Financial Corp.	218	22,081
CME Group, Inc.	723	154,332
Discover Financial Services	164	13,461
Enova International, Inc.†	708	28,235
IG Group Holdings PLC	9,191	71,296
Intercontinental Exchange, Inc.	1,616	173,623
International Money Express, Inc.†	787	12,561
Invesco, Ltd.	272	3,528
Jefferies Financial Group, Inc.	150	4,827
Julius Baer Group, Ltd.	1,070	63,369
LPL Financial Holdings, Inc.	44	9,879
Mr. Cooper Group, Inc.†	464	26,230
Navient Corp.	618	9,832
Radian Group, Inc.	1,547	39,201
Raymond James Financial, Inc.	119	11,357
SBI Holdings, Inc.	1,100	23,705
SEI Investments Co.	37	1,985
Stifel Financial Corp.	61	3,477
Synchrony Financial	262	7,349

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	129	$ 11,675
Visa, Inc., Class A	4,341	1,020,569
		1,810,418
Electric — 1.0%
ALLETE, Inc.	355	19,007
Alliant Energy Corp.	141	6,879
American Electric Power Co., Inc.	146	11,029
Atco, Ltd., Class I	2,100	53,835
CenterPoint Energy, Inc.	258	6,935
Consolidated Edison, Inc.	904	79,362
Duke Energy Corp.	447	39,734
E.ON SE	2,000	23,734
Edison International	205	12,927
Endesa SA	1,200	22,613
Engie SA	3,500	55,740
Evergy, Inc.	957	47,027
Exelon Corp.	718	27,959
Iberdrola SA	3,010	33,544
NextEra Energy, Inc.	2,688	156,710
OGE Energy Corp.	120	4,104
Pinnacle West Capital Corp.	68	5,044
PNM Resources, Inc.	511	21,595
Portland General Electric Co.	772	30,895
PPL Corp.	440	10,811
Public Service Enterprise Group, Inc.	386	23,797
Sempra	1,218	85,297
Unitil Corp.	217	9,910
Vistra Corp.	246	8,049
		796,537
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	2,024	420,810
Emerson Electric Co.	1,096	97,511
Encore Wire Corp.	130	23,248
Legrand SA	500	43,188
Nexans SA	432	30,685
Schneider Electric SE	274	42,134
		657,576
Electronics — 0.7%
ABB, Ltd.	1,800	60,521
Allegion PLC	50	4,918
Applied Optoelectronics, Inc.†	3,448	25,619
Arrow Electronics, Inc.†	54	6,124
Atkore, Inc.†	108	13,422
Avnet, Inc.	218	10,100
Honeywell International, Inc.	1,660	304,212
Hoya Corp.	500	48,098
Jabil, Inc.	108	13,263
Murata Manufacturing Co., Ltd.	2,100	34,862
Sanmina Corp.†	262	13,328
Sensata Technologies Holding PLC	941	29,999
TD SYNNEX Corp.	56	5,134
TDK Corp.	900	33,795
Vishay Intertechnology, Inc.	263	5,849
		609,244
Energy-Alternate Sources — 0.0%
Cleanspark, Inc.†	3,270	13,407
Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,492	53,957
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Aena SME SA*	200	$ 28,984
Dycom Industries, Inc.†	197	16,781
EMCOR Group, Inc.	197	40,710
Granite Construction, Inc.	382	15,463
Limbach Holdings, Inc.†	500	14,900
TopBuild Corp.†	12	2,745
		173,540
Entertainment — 0.1%
International Game Technology PLC	805	20,463
La Francaise des Jeux SAEM*	483	15,594
Penn Entertainment, Inc.†	121	2,387
Sankyo Co., Ltd.	1,000	41,437
SeaWorld Entertainment, Inc.†	250	10,770
		90,651
Environmental Control — 0.4%
Pentair PLC	98	5,696
Waste Management, Inc.	1,826	300,066
		305,762
Food — 1.7%
Cal-Maine Foods, Inc.	218	9,878
Campbell Soup Co.	84	3,394
Carrefour SA	1,700	29,851
Danone SA	760	45,270
Empire Co., Ltd., Class A	3,600	98,648
Flowers Foods, Inc.	2,560	56,141
General Mills, Inc.	164	10,699
George Weston, Ltd.	700	75,929
Hershey Co.	267	50,022
Ingredion, Inc.	40	3,743
J.M. Smucker Co.	509	57,945
Jeronimo Martins SGPS SA	1,502	34,987
John B. Sanfilippo & Son, Inc.	131	13,396
Kellanova	1,070	54,003
Kesko Oyj, Class B	2,256	38,256
Koninklijke Ahold Delhaize NV	3,552	105,149
Kraft Heinz Co.	734	23,092
Kroger Co.	1,989	90,241
Loblaw Cos., Ltd.	1,200	98,146
Marks & Spencer Group PLC†	10,368	27,346
Mondelez International, Inc., Class A	2,155	142,682
Nestle SA	1,245	134,315
Saputo, Inc.	800	16,153
Simply Good Foods Co.†	465	17,340
Sprouts Farmers Market, Inc.†	578	24,288
Tesco PLC	30,000	98,581
Toyo Suisan Kaisha, Ltd.	900	41,435
WK Kellogg Co.†	222	2,224
Woolworths Group, Ltd.	1,700	38,063
Yakult Honsha Co., Ltd.	1,000	23,535
		1,464,752
Food Service — 0.1%
Compass Group PLC	4,103	103,529
Forest Products & Paper — 0.1%
International Paper Co.	1,829	61,692
Sylvamo Corp.	381	16,879
		78,571
Gas — 0.3%
Canadian Utilities, Ltd., Class A	1,200	25,389

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Centrica PLC	31,519	$ 60,433
Enagas SA	3,086	51,660
Northwest Natural Holding Co.	263	9,655
Snam SpA	8,000	36,741
Tokyo Gas Co., Ltd.	3,800	84,726
		268,604
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.	38	4,500
Snap-on, Inc.	31	7,996
		12,496
Healthcare-Products — 1.7%
Adaptive Biotechnologies Corp.†	763	3,388
Alcon, Inc.	2,742	195,560
Alpha Pro Tech, Ltd.†	567	2,268
Avanos Medical, Inc.†	465	8,537
CareDx, Inc.†	500	2,705
Electromed, Inc.†	481	5,065
Haemonetics Corp.†	300	25,569
InfuSystem Holdings, Inc.†	361	3,458
Inmode, Ltd.†	850	16,235
Intuitive Surgical, Inc.†	782	205,056
iRadimed Corp.	155	6,315
Lantheus Holdings, Inc.†	130	8,398
Masimo Corp.†	77	6,247
Medtronic PLC	377	26,601
MiMedx Group, Inc.†	700	4,592
Olympus Corp.	1,700	22,785
Quanterix Corp.†	327	7,103
Semler Scientific, Inc.†	400	11,668
Stryker Corp.	1,411	381,280
Thermo Fisher Scientific, Inc.	1,077	479,017
Varex Imaging Corp.†	459	8,285
Zynex, Inc.†	1,392	12,361
		1,442,493
Healthcare-Services — 1.6%
Addus HomeCare Corp.†	170	13,413
Centene Corp.†	151	10,416
Charles River Laboratories International, Inc.†	195	32,830
DaVita, Inc.†	52	4,016
Elevance Health, Inc.	182	81,916
Ensign Group, Inc.	392	37,867
HCA Healthcare, Inc.	247	55,857
Joint Corp.†	254	1,984
Laboratory Corp. of America Holdings	65	12,982
Medibank Private, Ltd.	15,000	32,778
ModivCare, Inc.†	121	5,111
Molina Healthcare, Inc.†	19	6,326
Quest Diagnostics, Inc.	96	12,490
Tenet Healthcare Corp.†	437	23,467
UnitedHealth Group, Inc.	1,802	965,079
Universal Health Services, Inc., Class B	64	8,057
		1,304,589
Holding Companies-Diversified — 0.1%
Alfa SAB de CV	100,000	62,122
Jardine Matheson Holdings, Ltd.	700	28,338
Swire Pacific, Ltd., Class A	4,000	25,715
		116,175
Security Description	Shares or Principal Amount	Value

Home Builders — 0.3%
Beazer Homes USA, Inc.†	1,229	$ 29,730
D.R. Horton, Inc.	268	27,979
Forestar Group, Inc.†	500	11,875
Lennar Corp., Class A	193	20,589
M/I Homes, Inc.†	309	25,360
MDC Holdings, Inc.	262	9,943
Meritage Homes Corp.	309	35,232
NVR, Inc.†	2	10,825
PulteGroup, Inc.	193	14,203
Toll Brothers, Inc.	36	2,546
Vistry Group PLC	2,165	18,589
Winnebago Industries, Inc.	217	12,575
		219,446
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	426	11,187
Howden Joinery Group PLC	4,079	31,650
Lite-On Technology Corp.	17,000	53,677
Panasonic Holdings Corp.	1,100	9,617
Sony Group Corp.	300	24,829
		130,960
Household Products/Wares — 0.1%
Clorox Co.	500	58,850
Kimberly-Clark Corp.	455	54,436
		113,286
Insurance — 3.4%
Aflac, Inc.	397	31,010
AIA Group, Ltd.	7,635	66,495
Allianz SE	319	74,560
Allstate Corp.	582	74,572
Ambac Financial Group, Inc.†	1,058	12,834
American Financial Group, Inc.	43	4,702
Arch Capital Group, Ltd.†	226	19,590
Assurant, Inc.	30	4,467
Aviva PLC	7,000	33,966
AXA SA	1,350	40,065
Berkshire Hathaway, Inc., Class B†	1,504	513,360
Chubb, Ltd.	258	55,372
Cincinnati Financial Corp.	92	9,170
Dai-ichi Life Holdings, Inc.	1,800	37,788
Direct Line Insurance Group PLC†	25,327	46,766
Employers Holdings, Inc.	349	13,262
Enstar Group, Ltd.†	70	16,588
Equitable Holdings, Inc.	247	6,563
Essent Group, Ltd.	326	15,400
Fairfax Financial Holdings, Ltd.	40	33,287
Fidelity National Financial, Inc.	163	6,372
First American Financial Corp.	62	3,189
Genworth Financial, Inc., Class A†	4,796	28,728
Globe Life, Inc.	54	6,283
Greenlight Capital Re, Ltd., Class A†	919	10,247
Hartford Financial Services Group, Inc.	1,908	140,143
Jackson Financial, Inc., Class A	654	24,008
Japan Post Insurance Co., Ltd.	2,500	47,873
Loews Corp.	150	9,601
Markel Group, Inc.†	6	8,823
Marsh & McLennan Cos., Inc.	1,028	194,960
MetLife, Inc.	1,598	95,896
MGIC Investment Corp.	1,857	31,272
MS&AD Insurance Group Holdings, Inc.	1,700	62,083
Muenchener Rueckversicherungs-Gesellschaft AG	200	80,087
NMI Holdings, Inc., Class A†	658	17,996

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NN Group NV	937	$ 30,093
Old Republic International Corp.	181	4,956
Primerica, Inc.	18	3,441
Principal Financial Group, Inc.	149	10,084
Progressive Corp.	1,346	212,789
Prudential Financial, Inc.	225	20,574
Reinsurance Group of America, Inc.	38	5,680
RLI Corp.	108	14,390
Samsung Fire & Marine Insurance Co., Ltd.	452	86,828
SCOR SE	998	29,802
Swiss Re AG	900	98,266
T&D Holdings, Inc.	2,500	44,378
Travelers Cos., Inc.	2,174	364,015
Unum Group	118	5,770
W.R. Berkley Corp.	158	10,652
		2,819,096
Internet — 4.7%
Alphabet, Inc., Class A†	2,369	293,946
Alphabet, Inc., Class C†	2,013	252,229
Amazon.com, Inc.†	9,636	1,282,455
ANGI, Inc.†	2,089	3,363
Auto Trader Group PLC*	3,045	23,089
Cargurus, Inc.†	545	9,390
Couchbase, Inc.†	1,090	16,960
eBay, Inc.	304	11,926
Kakaku.com, Inc.	1,000	9,655
Meta Platforms, Inc., Class A†	2,646	797,160
Netflix, Inc.†	1,446	595,304
Palo Alto Networks, Inc.†	1,186	288,222
Perion Network, Ltd.†	787	19,990
Rightmove PLC	6,500	37,620
Stitch Fix, Inc., Class A†	3,000	9,840
Tencent Holdings, Ltd.	1,005	37,230
TrueCar, Inc.†	3,559	6,513
Uber Technologies, Inc.†	4,897	211,942
Wix.com, Ltd.†	310	24,769
Yelp, Inc.†	763	32,191
ZOZO, Inc.	700	13,290
		3,977,084
Investment Companies — 0.0%
Cannae Holdings, Inc.†	654	10,693
Iron/Steel — 0.4%
ArcelorMittal SA	2,200	48,609
ArcelorMittal SA (NYSE)	4,459	98,187
BlueScope Steel, Ltd.	1,603	19,160
Cleveland-Cliffs, Inc.†	290	4,866
Commercial Metals Co.	26	1,099
Evraz PLC†(1)	3,725	62
Fortescue Metals Group, Ltd.	2,934	41,665
JFE Holdings, Inc.	2,000	27,859
Nippon Steel Corp.	1,800	38,794
Nucor Corp.	214	31,627
Reliance Steel & Aluminum Co.	42	10,684
Steel Dynamics, Inc.	149	15,870
United States Steel Corp.	140	4,745
		343,227
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.0%
Brunswick Corp.	54	$ 3,751
Polaris, Inc.	32	2,766
		6,517
Lodging — 0.1%
Boyd Gaming Corp.	62	3,425
Galaxy Entertainment Group, Ltd.	5,851	32,773
InterContinental Hotels Group PLC	557	39,472
Marcus Corp.	818	12,712
Playa Hotels & Resorts NV†	1,853	13,397
		101,779
Machinery-Construction & Mining — 0.3%
Argan, Inc.	545	24,928
Caterpillar, Inc.	602	136,082
Hitachi, Ltd.	818	51,981
Manitowoc Co., Inc.†	1,050	13,440
Metso Oyj	3,500	30,950
Oshkosh Corp.	42	3,685
Terex Corp.	502	22,992
		284,058
Machinery-Diversified — 0.3%
AGCO Corp.	46	5,274
ANDRITZ AG	552	25,456
CNH Industrial NV (NYSE)	3,338	36,651
Deere & Co.	167	61,015
Dover Corp.	80	10,396
GEA Group AG	1,755	59,841
Georg Fischer AG	340	17,609
Middleby Corp.†	31	3,499
		219,741
Media — 0.6%
Charter Communications, Inc., Class A†	40	16,112
Comcast Corp., Class A	6,788	280,277
Fox Corp., Class A	247	7,506
Gannett Co., Inc.†	1,565	3,662
Pearson PLC	3,000	34,751
Vivendi SE	3,000	26,864
Walt Disney Co.†	612	49,933
Wolters Kluwer NV	468	60,179
		479,284
Metal Fabricate/Hardware — 0.0%
Olympic Steel, Inc.	239	12,134
Ryerson Holding Corp.	436	12,666
Timken Co.	36	2,488
		27,288
Mining — 0.4%
Anglo American PLC	1,686	43,038
BHP Group, Ltd. (ASE)	1,339	38,227
Glencore PLC	14,980	79,144
Kaiser Aluminum Corp.	168	9,542
Kinross Gold Corp.	4,600	24,016
Rio Tinto PLC	700	44,616
Rio Tinto, Ltd.	868	64,927
South32, Ltd.	15,000	31,901
		335,411
Miscellaneous Manufacturing — 0.2%
3M Co.	451	41,018
Carlisle Cos., Inc.	29	7,369

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Core Molding Technologies, Inc.†	450	$ 11,511
Orica, Ltd.	2,500	23,409
Parker-Hannifin Corp.	78	28,775
Siemens AG	455	60,165
Textron, Inc.	160	12,160
		184,407
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	19,436
Oil & Gas — 3.5%
APA Corp.	194	7,706
BP PLC	12,264	74,864
California Resources Corp.	435	22,877
Chesapeake Energy Corp.	599	51,562
Chevron Corp.	3,126	455,552
ConocoPhillips	747	88,744
Coterra Energy, Inc.	2,804	77,110
Eni SpA	4,753	77,546
EOG Resources, Inc.	429	54,161
EQT Corp.	2,091	88,617
Equinor ASA	1,337	44,723
Exxon Mobil Corp.	5,201	550,526
Gulfport Energy Corp.†	110	13,597
Helmerich & Payne, Inc.	436	17,252
Imperial Oil, Ltd.	800	45,591
Inpex Corp.	8,410	123,489
Marathon Oil Corp.	418	11,416
Marathon Petroleum Corp.	228	34,485
Murphy Oil Corp.	981	44,017
Nabors Industries, Ltd.†	87	8,495
Noble Corp. PLC	560	26,146
Noble Corp. PLC	9	417
Occidental Petroleum Corp.	542	33,501
Par Pacific Holdings, Inc.†	450	14,769
Patterson-UTI Energy, Inc.	1,199	15,227
PBF Energy, Inc., Class A	517	24,573
PetroChina Co., Ltd.	92,000	59,947
Phillips 66	704	80,305
Pioneer Natural Resources Co.	1,133	270,787
Range Resources Corp.	140	5,018
Repsol SA	1,588	23,198
SandRidge Energy, Inc.	1,706	27,040
Santos, Ltd.	7,600	37,294
Shell PLC	4,629	148,768
SM Energy Co.	928	37,417
Southwestern Energy Co.†	629	4,485
TotalEnergies SE	2,263	151,561
Valero Energy Corp.	236	29,972
Weatherford International PLC†	330	30,720
Woodside Energy Group, Ltd.	1,673	36,352
		2,949,827
Oil & Gas Services — 0.1%
Halliburton Co.	513	20,181
NOV, Inc.	128	2,555
NOW, Inc.†	2,785	30,691
RPC, Inc.	1,744	14,510
		67,937
Packaging & Containers — 0.2%
Berry Global Group, Inc.	74	4,070
Clearwater Paper Corp.†	465	15,722
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Crown Holdings, Inc.	1,074	$ 86,565
Gerresheimer AG	240	22,294
Graphic Packaging Holding Co.	183	3,936
O-I Glass, Inc.†	763	11,788
Packaging Corp. of America	64	9,795
Sonoco Products Co.	56	2,901
		157,071
Pharmaceuticals — 5.3%
AbbVie, Inc.	2,815	397,422
Agios Pharmaceuticals, Inc.†	349	7,332
Akebia Therapeutics, Inc.†	2,300	2,024
Alkermes PLC†	667	16,135
Amneal Pharmaceuticals, Inc.†	1,200	4,644
Amphastar Pharmaceuticals, Inc.†	394	17,836
Anika Therapeutics, Inc.†	220	4,290
Assertio Holdings, Inc.†	2,408	5,177
Astellas Pharma, Inc.	3,400	42,893
AstraZeneca PLC	863	107,871
Bayer AG	754	32,403
Becton Dickinson & Co.	861	217,644
Beyondspring, Inc.†	330	327
Bristol-Myers Squibb Co.	1,135	58,487
Cardinal Health, Inc.	1,014	92,274
CASI Pharmaceuticals Holdings, Inc.†	1,200	4,848
Catalyst Pharmaceuticals, Inc.†	500	6,205
Cencora, Inc.	562	104,054
Chimerix, Inc.†	1,205	1,135
Chugai Pharmaceutical Co., Ltd.	1,400	41,720
Cigna Group	193	59,676
Collegium Pharmaceutical, Inc.†	270	5,875
Contra Aduro Biotech I, CVR†(1)	460	0
Corcept Therapeutics, Inc.†	350	9,828
CVS Health Corp.	842	58,106
Eagle Pharmaceuticals, Inc.†	180	2,471
Eli Lilly & Co.	953	527,895
Enanta Pharmaceuticals, Inc.†	150	1,353
GSK PLC	3,500	62,266
Henry Schein, Inc.†	76	4,938
Heron Therapeutics, Inc.†	1,100	701
Hikma Pharmaceuticals PLC	1,990	46,106
Ipsen SA	239	28,281
Ironwood Pharmaceuticals, Inc.†	654	5,866
Johnson & Johnson	3,224	478,248
McKesson Corp.	118	53,732
Merck & Co., Inc.	5,700	585,390
Nature's Sunshine Products, Inc.†	525	9,398
Nippon Shinyaku Co., Ltd.	500	20,234
Novartis AG	1,781	166,272
Novo Nordisk A/S, Class B	3,946	380,534
Ono Pharmaceutical Co., Ltd.	1,600	27,621
Otsuka Holdings Co., Ltd.	1,000	33,706
Owens & Minor, Inc.†	487	6,979
PetIQ, Inc.†	981	18,413
Pfizer, Inc.	3,636	111,116
Protagonist Therapeutics, Inc.†	763	11,094
Roche Holding AG	747	192,985
Sandoz Group AG†	356	9,256
Sanofi SA	1,454	132,702
Shionogi & Co., Ltd.	700	32,462
SIGA Technologies, Inc.	600	3,060
Spectrum Pharmaceuticals, Inc., CVR†(1)	2,839	0
Syros Pharmaceuticals, Inc.†	227	565

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	220	$ 10,021
Vanda Pharmaceuticals, Inc.†	900	3,942
Vaxcyte, Inc.†	50	2,405
Viatris, Inc.	685	6,097
Voyager Therapeutics, Inc.†	696	4,573
Y-mAbs Therapeutics, Inc.†	800	4,272
Zoetis, Inc.	1,141	179,137
		4,462,297
Pipelines — 0.2%
Cheniere Energy, Inc.	137	22,800
Golar LNG, Ltd.	1,083	24,292
Kinder Morgan, Inc.	5,704	92,405
New Fortress Energy, Inc.	58	1,757
Williams Cos., Inc.	286	9,838
		151,092
Private Equity — 0.1%
3i Group PLC	1,557	36,776
Carlyle Group, Inc.	206	5,673
Eurazeo SE	400	22,558
Partners Group Holding AG	30	31,782
		96,789
Real Estate — 0.2%
CK Asset Holdings, Ltd.	5,500	27,472
Daito Trust Construction Co., Ltd.	1,331	142,913
RE/MAX Holdings, Inc., Class A	567	6,101
		176,486
REITS — 0.7%
American Tower Corp.	932	166,073
Apartment Investment & Management Co., Class A†	1,090	6,387
Apple Hospitality REIT, Inc.	1,547	24,257
Brandywine Realty Trust	2,500	9,350
Chatham Lodging Trust	1,090	10,083
DiamondRock Hospitality Co.	2,725	21,064
Diversified Healthcare Trust	6,000	12,420
Equinix, Inc.	248	180,951
Hersha Hospitality Trust, Class A	3,052	30,276
Innovative Industrial Properties, Inc.	124	8,907
Klepierre SA	1,114	27,109
Ladder Capital Corp.	1,308	13,224
National Health Investors, Inc.	326	16,313
Park Hotels & Resorts, Inc.	657	7,575
Pebblebrook Hotel Trust	872	10,403
Piedmont Office Realty Trust, Inc., Class A	1,083	5,642
RLJ Lodging Trust	1,050	9,870
Ryman Hospitality Properties, Inc.	108	9,245
Service Properties Trust	1,635	11,854
Stockland	10,484	23,792
Tanger Factory Outlet Centers, Inc.	700	15,785
		620,580
Retail — 2.5%
American Eagle Outfitters, Inc.	1,200	20,964
Arcos Dorados Holdings, Inc.	3,300	29,766
AutoNation, Inc.†	54	7,024
B&M European Value Retail SA	7,730	49,785
Best Buy Co., Inc.	722	48,244
BJ's Restaurants, Inc.†	436	11,214
BlueLinx Holdings, Inc.†	337	23,964
Carrols Restaurant Group, Inc.†	3,000	17,250
Security Description	Shares or Principal Amount	Value

Retail (continued)
Cie Financiere Richemont SA, Class A	660	$ 77,928
Cracker Barrel Old Country Store, Inc.	66	4,380
Dick's Sporting Goods, Inc.	197	21,069
Dollarama, Inc.	400	27,316
Genesco, Inc.†	233	6,387
Home Depot, Inc.	903	257,075
Industria de Diseno Textil SA	3,070	106,043
Jardine Cycle & Carriage, Ltd.	3,700	76,230
JD Sports Fashion PLC	5,395	8,369
Lawson, Inc.	800	38,559
Lithia Motors, Inc.	16	3,875
Lowe's Cos., Inc.	536	102,145
Macy's, Inc.	696	8,477
McDonald's Corp.	321	84,157
Movado Group, Inc.	393	10,949
Murphy USA, Inc.	12	4,352
Next PLC	351	29,449
Pandora A/S	530	60,033
Patrick Industries, Inc.	217	16,308
Penske Automotive Group, Inc.	53	7,583
Red Robin Gourmet Burgers, Inc.†	100	809
Signet Jewelers, Ltd.	294	20,530
Swatch Group AG (TRQX)	414	20,055
Swatch Group AG (XEGT)	99	25,358
Target Corp.	1,300	144,027
TJX Cos., Inc.	4,358	383,809
Walmart, Inc.	2,158	352,639
Williams-Sonoma, Inc.	39	5,859
		2,111,981
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	656	12,864
First Financial Northwest, Inc.	1,023	11,089
Flushing Financial Corp.	656	8,095
HomeTrust Bancshares, Inc.	372	7,667
New York Community Bancorp, Inc.	1,751	16,600
Washington Federal, Inc.	491	12,118
		68,433
Semiconductors — 2.8%
Alpha & Omega Semiconductor, Ltd.†	394	9,346
Amkor Technology, Inc.	1,156	24,114
Applied Materials, Inc.	505	66,837
ASML Holding NV (NASDAQ)	599	358,687
ASML Holding NV (XAMS)	320	192,499
Axcelis Technologies, Inc.†	217	27,668
Broadcom, Inc.	92	77,406
Infineon Technologies AG	1,307	37,977
Intel Corp.	2,967	108,295
KLA Corp.	76	35,697
Kulicke & Soffa Industries, Inc.	394	16,394
Marvell Technology, Inc.	1,075	50,762
Microchip Technology, Inc.	154	10,979
Micron Technology, Inc.	652	43,599
NVIDIA Corp.	2,253	918,773
ON Semiconductor Corp.†	216	13,530
Photronics, Inc.†	1,314	24,125
QUALCOMM, Inc.	1,066	116,183
Samsung Electronics Co., Ltd.	1,663	82,927
Skyworks Solutions, Inc.	95	8,240
STMicroelectronics NV	900	34,487
Texas Instruments, Inc.	472	67,029

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Tokyo Electron, Ltd.	300	$ 40,297
United Microelectronics Corp.	10,000	14,303
		2,380,154
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	24	5,276
Software — 5.3%
8x8, Inc.†	2,507	5,967
Adobe, Inc.†	1,100	585,266
Alignment Healthcare, Inc.†	1,100	7,568
Asana, Inc., Class A†	121	2,235
Atlassian Corp., Class A†	751	135,661
Box, Inc., Class A†	709	17,626
CommVault Systems, Inc.†	340	22,219
DigitalOcean Holdings, Inc.†	545	11,151
Domo, Inc., Class B†	121	987
eGain Corp.†	1,050	6,321
Fiserv, Inc.†	300	34,125
IBEX Holdings, Ltd.†	600	9,792
Immersion Corporation	1,800	11,502
Intuit, Inc.	330	163,333
Matterport, Inc.†	3,052	6,226
Microsoft Corp.	7,144	2,415,458
Monday.com, Ltd.†	170	22,098
NetEase, Inc.	1,400	29,939
NextGen Healthcare, Inc.†	773	18,490
Oracle Corp.	1,909	197,391
Sage Group PLC	4,797	56,703
Salesforce, Inc.†	1,278	256,661
SAP SE	692	92,728
Skillz, Inc.†	611	3,128
Splunk, Inc.†	948	139,508
Veradigm, Inc.†	545	7,188
Weave Communications, Inc.†	1,500	10,740
Workday, Inc., Class A†	781	165,345
Yext, Inc.†	1,962	11,831
		4,447,187
Telecommunications — 1.4%
A10 Networks, Inc.	1,706	18,544
Arista Networks, Inc.†	537	107,599
AT&T, Inc.	3,817	58,782
BCE, Inc.	600	22,274
Bezeq The Israeli Telecommunication Corp., Ltd.	25,000	30,765
Cisco Systems, Inc.	4,178	217,799
Corning, Inc.	506	13,541
EchoStar Corp., Class A†	580	8,039
Extreme Networks, Inc.†	1,454	29,981
Infinera Corp.†	2,616	7,665
Inseego Corp.†	4,000	1,811
InterDigital, Inc.	190	14,297
Iridium Communications, Inc.	532	19,711
Juniper Networks, Inc.	183	4,926
KDDI Corp.	1,900	56,680
Koninklijke KPN NV	13,000	43,723
NETGEAR, Inc.†	654	8,267
Nippon Telegraph & Telephone Corp.	50,000	58,605
Orange SA	5,679	66,813
Telefonaktiebolaget LM Ericsson, Class B	11,518	51,759
Telefonica SA	13,000	50,022
Telenor ASA	3,200	32,715
Telephone & Data Systems, Inc.	601	10,932
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile US, Inc.†	616	$ 88,618
United States Cellular Corp.†	114	4,791
Verizon Communications, Inc.	4,617	162,195
Vodafone Group PLC	16,442	15,182
		1,206,036
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	763	12,795
Nintendo Co., Ltd.	2,400	99,363
		112,158
Transportation — 1.4%
AP Moller-Maersk A/S, Series B	13	21,634
ArcBest Corp.	262	28,527
C.H. Robinson Worldwide, Inc.	600	49,098
Canadian Pacific Kansas City, Ltd.	1,426	101,203
Covenant Logistics Group, Inc.	772	30,482
CSX Corp.	1,146	34,208
DHT Holdings, Inc.	1,744	19,393
DSV A/S	225	33,480
Expeditors International of Washington, Inc.	96	10,488
FedEx Corp.	151	36,255
Kamigumi Co., Ltd.	1,400	28,412
Kawasaki Kisen Kaisha, Ltd.	1,000	34,174
Knight-Swift Transportation Holdings, Inc.	94	4,596
Kuehne & Nagel International AG	172	46,465
Scorpio Tankers, Inc.	261	14,655
Teekay Tankers, Ltd., Class A	491	24,403
TFI International, Inc.	200	22,125
Union Pacific Corp.	1,010	209,686
United Parcel Service, Inc., Class B	2,878	406,517
		1,155,801
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	132	4,566
Water — 0.0%
Consolidated Water Co., Ltd.	1,238	36,546
Total Common Stocks (cost $47,262,535)		52,413,448
CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 385,000	371,853
Agriculture — 0.1%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	89,219
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	365,000	344,553
Citigroup, Inc.
3.20%, 10/21/2026	255,000	235,075
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	305,110
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	211,595
US Bancorp
1.38%, 07/22/2030	325,000	230,917
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	229,015
5.56%, 07/25/2034	110,000	100,693
		1,656,958

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.5%
PepsiCo, Inc.
2.25%, 03/19/2025	$ 390,000	$ 373,616
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	362,086
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	234,601
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	256,538
Diversified Financial Services — 1.2%
American Express Co.
4.42%, 08/03/2033	250,000	218,251
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	320,293
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	39,723
6.14%, 08/24/2034	10,000	9,366
Mastercard, Inc.
3.30%, 03/26/2027	245,000	228,783
Visa, Inc.
4.30%, 12/14/2045	245,000	195,600
		1,012,016
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	244,197
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	179,349
		423,546
Insurance — 0.5%
MetLife, Inc.
3.60%, 04/10/2024	220,000	217,748
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	203,464
		421,212
Media — 0.8%
Comcast Corp.
2.89%, 11/01/2051	370,000	204,339
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	486,336
		690,675
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	216,155
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	203,072
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	19,258
		438,485
Pharmaceuticals — 0.8%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	214,013
Cigna Group
1.25%, 03/15/2026	240,000	215,917
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
4.78%, 03/25/2038	$ 255,000	$ 210,909
		640,839
Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	40,000	37,986
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	355,338
MPLX LP
2.65%, 08/15/2030	295,000	233,050
ONEOK, Inc.
5.55%, 11/01/2026	20,000	19,758
5.65%, 11/01/2028	20,000	19,516
		665,648
Retail — 1.1%
AutoZone, Inc.
5.05%, 07/15/2026	20,000	19,660
Home Depot, Inc.
3.00%, 04/01/2026	220,000	208,043
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	226,500
McDonald's Corp.
3.38%, 05/26/2025	255,000	246,238
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	247,891
		948,332
Semiconductors — 0.7%
Intel Corp.
3.90%, 03/25/2030	240,000	215,947
NVIDIA Corp.
3.20%, 09/16/2026	385,000	363,394
		579,341
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	357,729
Telecommunications — 0.3%
AT&T, Inc.
5.35%, 09/01/2040	240,000	203,970
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	68,322
		272,292
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	196,719
CSX Corp.
3.80%, 03/01/2028	245,000	227,547
FedEx Corp.
4.75%, 11/15/2045	275,000	213,449
		637,715
Total Corporate Bonds & Notes (cost $12,243,974)		10,432,701
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
U.S. Government Agency — 0.1%
Government National Mtg. Assoc. REMIC FRS
Series 2019-H13, Class FT 5.84%, (1 Yr USTYCR+0.45%), 08/20/2069 (cost $62,740)	63,036	62,951

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.3%
U.S. Government — 15.3%
United States Treasury Bonds
1.13%, 05/15/2040	$ 735,000	$ 400,489
1.25%, 05/15/2050	1,270,000	558,701
2.75%, 11/15/2047	855,000	562,597
3.00%, 08/15/2048	1,020,000	702,565
3.38%, 05/15/2044	825,000	627,806
3.63%, 02/15/2053 to 05/15/2053	420,000	327,296
3.88%, 05/15/2043	330,000	274,055
4.13%, 08/15/2053	90,000	76,992
4.38%, 08/15/2043	90,000	80,269
United States Treasury Notes
1.13%, 02/15/2031	360,000	278,789
1.63%, 08/15/2029	770,000	645,507
2.00%, 11/15/2026	370,000	339,981
2.13%, 02/29/2024	330,000	326,365
2.25%, 01/31/2024 to 02/15/2027	1,495,000	1,388,395
2.63%, 02/15/2029	530,000	474,557
2.88%, 08/15/2028 to 05/15/2032	705,000	625,852
3.00%, 07/31/2024	475,000	466,335
3.25%, 06/30/2027	770,000	728,342
3.50%, 04/30/2028 to 02/15/2033	1,135,000	1,049,979
4.00%, 07/31/2030	700,000	663,086
4.13%, 01/31/2025 to 08/31/2030	1,750,000	1,717,384
4.25%, 10/15/2025	210,000	206,719
4.63%, 09/30/2030	320,000	314,600
United States Treasury Notes TIPS
1.13%, 01/15/2033(3)	24	22
		12,836,683
U.S. Government Agency — 2.0%
Federal Home Loan Mtg. Corp.
5.00%, 04/01/2053	96,762	89,758
Federal National Mtg. Assoc.
2.00%, 11/01/2050	367,602	272,448
2.50%, 06/01/2051	467,220	363,826
3.00%, 07/01/2051	145,742	117,635
3.50%, 04/01/2052	131,206	109,821
5.00%, 10/01/2028	100,000	97,588
5.50%, 01/01/2053	162,559	154,333
Government National Mtg. Assoc.
2.50%, 01/20/2053	66,496	53,026
3.00%, 03/20/2052	88,527	73,008
3.50%, November 30 TBA	100,000	85,224
4.50%, 10/20/2052	286,767	259,230
		1,675,897
Total U.S. Government & Agency Obligations (cost $16,803,640)		14,512,580
UNAFFILIATED INVESTMENT COMPANIES — 5.0%
CION Investment Corp.	1,308	12,923
iShares Core High Dividend ETF	3,779	360,819
iShares Core S&P 500 ETF	5,835	2,450,350
iShares MSCI USA Momentum Factor ETF	2,624	360,617
iShares Russell 1000 Value ETF	710	103,958
Vanguard Growth ETF	1,516	405,545
Vanguard Small-Cap ETF	2,743	488,391
Total Unaffiliated Investment Companies (cost $4,252,580)		4,182,603
Total Long-Term Investment Securities (cost $80,625,469)		81,604,283
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Unaffiliated Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(4) (cost $2,047,767)	2,047,767	$ 2,047,767
TOTAL INVESTMENTS (cost $82,673,236)	99.6%	83,652,050
Other assets less liabilities	0.4	311,198
NET ASSETS	100.0%	$83,963,248
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $149,369 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Homology Medicines, Inc.	08/12/2021	1,845	$8,250	$1,919	$1.04	0.0%
(3)	Principal amount of security is adjusted for inflation.
(4)	The rate shown is the 7-day yield as of October 31, 2023.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	U.S. Treasury 5 Year Notes	December 2023	$212,325	$208,954	$3,371
						Unrealized (Depreciation)
3	Long	U.S. Treasury 10 Year Notes	December 2023	$321,568	$318,516	$ (3,052)
2	Long	U.S. Treasury 2 Year Notes	December 2023	406,532	404,844	(1,688)
2	Long	U.S. Treasury Long Bonds	December 2023	240,095	218,875	(21,220)
						$(25,960)
		Net Unrealized Appreciation (Depreciation)				$(22,589)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$17,778	$54,437	$—	$72,215
Aerospace/Defense	707,592	194,168	—	901,760
Agriculture	253,685	30,347	—	284,032
Airlines	34,607	129,564	—	164,171
Apparel	193,772	204,376	—	398,148
Auto Manufacturers	274,185	508,011	—	782,196
Auto Parts & Equipment	184,955	127,374	—	312,329
Banks	1,549,057	1,289,772	—	2,838,829
Beverages	597,416	118,933	—	716,349
Biotechnology	515,226	31,443	887	547,556
Building Materials	305,889	146,632	—	452,521
Chemicals	874,790	303,517	—	1,178,307
Commercial Services	1,067,327	74,488	—	1,141,815
Computers	2,311,578	94,849	—	2,406,427
Cosmetics/Personal Care	433,302	219,296	—	652,598
Distribution/Wholesale	384,614	396,228	—	780,842
Diversified Financial Services	1,652,048	158,370	—	1,810,418
Electric	660,906	135,631	—	796,537
Electrical Components & Equipment	541,569	116,007	—	657,576
Electronics	431,968	177,276	—	609,244
Engineering & Construction	90,599	82,941	—	173,540
Entertainment	33,620	57,031	—	90,651
Food	847,964	616,788	—	1,464,752
Food Service	—	103,529	—	103,529
Gas	35,044	233,560	—	268,604
Healthcare-Products	1,419,708	22,785	—	1,442,493
Healthcare-Services	1,271,811	32,778	—	1,304,589
Holding Companies-Diversified	62,122	54,053	—	116,175
Home Builders	200,857	18,589	—	219,446
Home Furnishings	11,187	119,773	—	130,960
Insurance	2,040,046	779,050	—	2,819,096
Internet	3,856,200	120,884	—	3,977,084
Iron/Steel	167,078	176,087	62	343,227
Lodging	29,534	72,245	—	101,779
Machinery-Construction & Mining	201,127	82,931	—	284,058
Machinery-Diversified	116,835	102,906	—	219,741
Media	357,490	121,794	—	479,284
Mining	33,558	301,853	—	335,411
Miscellaneous Manufacturing	100,833	83,574	—	184,407
Office/Business Equipment	—	19,436	—	19,436
Oil & Gas	2,171,668	778,159	—	2,949,827
Packaging & Containers	134,777	22,294	—	157,071

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Pharmaceuticals	$3,114,241	$1,348,056	$0	$4,462,297
Private Equity	5,673	91,116	—	96,789
Real Estate	6,101	170,385	—	176,486
REITS	569,679	50,901	—	620,580
Retail	1,620,172	491,809	—	2,111,981
Semiconductors	1,977,664	402,490	—	2,380,154
Software	4,267,817	179,370	—	4,447,187
Telecommunications	799,772	406,264	—	1,206,036
Toys/Games/Hobbies	12,795	99,363	—	112,158
Transportation	991,636	164,165	—	1,155,801
Other Industries	954,949	—	—	954,949
Corporate Bonds & Notes	—	10,432,701	—	10,432,701
Collateralized Mortgage Obligations	—	62,951	—	62,951
U.S. Government & Agency Obligations	—	14,512,580	—	14,512,580
Unaffiliated Investment Companies	4,182,603	—	—	4,182,603
Short-Term Investments	2,047,767	—	—	2,047,767
Total Investments at Value	$46,725,191	$36,925,910	$949	$83,652,050
Other Financial Instruments:†
Futures Contracts	$3,371	$—	$—	$3,371
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,960	$—	$—	$25,960
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 41.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,854,721	$16,729,578
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,880,488	18,109,102
Total Domestic Fixed Income Investment Companies (cost $39,347,834)		34,838,680
Domestic Equity Investment Companies — 31.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	673,780	20,981,533
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	347,056	4,244,494
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	162,745	1,643,724
Total Domestic Equity Investment Companies (cost $25,903,684)		26,869,751
International Equity Investment Companies — 27.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	191,564	2,423,278
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,809,248	$20,733,986
Total International Equity Investment Companies (cost $23,450,137)		23,157,264
TOTAL INVESTMENTS (cost $88,701,655)	100.1%	84,865,695
Other assets less liabilities	(0.1)	(84,749)
NET ASSETS	100.0%	$84,780,946
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$84,865,695	$—	$—	$84,865,695
Total Investments at Value	$84,865,695	$—	$—	$84,865,695
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 39.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	817,167	$25,446,586
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	416,850	5,098,071
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	325,870	3,291,293
Total Domestic Equity Investment Companies (cost $33,132,477)		33,835,950
International Equity Investment Companies — 34.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	315,669	3,993,213
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,181,706	25,002,348
Total International Equity Investment Companies (cost $30,123,589)		28,995,561
Domestic Fixed Income Investment Companies — 26.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,165,194	10,510,046
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,216,291	$11,712,887
Total Domestic Fixed Income Investment Companies (cost $24,984,879)		22,222,933
TOTAL INVESTMENTS (cost $88,240,945)	100.1%	85,054,444
Other assets less liabilities	(0.1)	(85,914)
NET ASSETS	100.0%	$84,968,530
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$85,054,444	$—	$—	$85,054,444
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 47.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,386,934	$105,469,134
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,023,757	24,750,551
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,500,946	15,159,548
Total Domestic Equity Investment Companies (cost $140,772,557)		145,379,233
International Equity Investment Companies — 42.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,128,570	14,276,410
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,090,598	115,638,252
Total International Equity Investment Companies (cost $133,847,575)		129,914,662
Domestic Fixed Income Investment Companies — 11.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,697,702	15,313,270
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,964,370	$ 18,916,890
Total Domestic Fixed Income Investment Companies (cost $38,266,096)		34,230,160
TOTAL INVESTMENTS (cost $312,886,228)	100.1%	309,524,055
Other assets less liabilities	(0.1)	(155,968)
NET ASSETS	100.0%	$309,368,087
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$309,524,055	$—	$—	$309,524,055
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 14.8%
Australia — 0.3%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 371,678
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		275,000	200,288
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	200,875
			772,841
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	230,022
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	245,045
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/2030		30,000	27,013
8.63%, 01/19/2029		60,000	59,838
8.88%, 01/13/2033		140,000	134,456
			221,307
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	645,875
France — 1.5%
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	1,980,174
Credit Agricole SA
1.25%, 01/26/2027*		650,000	579,612
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	400,000	366,016
6.13%, 06/02/2034	GBP	150,000	174,043
Societe Generale SA
1.49%, 12/14/2026*		550,000	490,077
4.75%, 11/24/2025*		575,000	546,593
TotalEnergies SE
2.00%, 06/04/2030(1)	EUR	275,000	226,052
			4,362,567
Germany — 0.6%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	85,170
2.13%, 11/24/2026		150,000	135,444
3.73%, 01/14/2032		325,000	235,312
4.63%, 10/30/2027(1)	EUR	600,000	449,164
5.00%, 09/05/2030	EUR	100,000	102,417
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	692,724
			1,700,231
Ireland — 0.3%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	267,258
Bank of Ireland Group PLC
6.75%, 03/01/2033	EUR	250,000	271,559
7.50%, 05/19/2025(1)	EUR	200,000	208,287
			747,104
Italy — 0.3%
Enel SpA
1.38%, 06/08/2027(1)	EUR	600,000	520,585
3.38%, 08/24/2026(1)	EUR	135,000	131,595
Security Description		Shares or Principal Amount	Value

Italy (continued)
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	$ 157,128
			809,308
Jersey — 0.4%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		$ 1,189,216	962,744
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	114,135
			1,076,879
Luxembourg — 0.5%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	139,591
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	194,000	161,142
1.25%, 04/26/2027	EUR	237,000	209,483
2.00%, 02/15/2024	EUR	300,000	314,272
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	351,426
3.25%, 11/13/2028	EUR	300,000	274,049
			1,449,963
Mexico — 0.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		200,000	169,706
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	185,543
			355,249
Netherlands — 0.7%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	439,053
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	808,648
ING Groep NV
4.02%, 03/28/2028		225,000	207,010
Prosus NV
3.68%, 01/21/2030		560,000	443,959
			1,898,670
Spain — 1.0%
Banco de Sabadell SA
5.25%, 02/07/2029	EUR	300,000	313,719
Banco Santander SA
2.71%, 06/27/2024		600,000	586,484
3.49%, 05/28/2030		200,000	163,897
6.92%, 08/08/2033		200,000	185,756
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	291,330
0.75%, 05/26/2028	EUR	100,000	92,246
1.13%, 05/17/2024	EUR	400,000	416,371
6.25%, 02/23/2033	EUR	100,000	106,019
6.75%, 06/13/2024(1)	EUR	200,000	209,203
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	363,722
			2,728,747
SupraNational — 2.2%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	151,512

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
SupraNational (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	$ 77,773
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,077,656
2.35%, 06/21/2027	JPY	40,000,000	283,693
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	177,063
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,667,084
Inter-American Development Bank
7.00%, 06/15/2025		$ 850,000	869,601
			6,304,382
Sweden — 0.2%
Swedbank AB
1.30%, 02/17/2027	EUR	500,000	476,648
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	143,240
			619,888
Switzerland — 0.3%
Credit Suisse AG
2.95%, 04/09/2025		250,000	237,380
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	263,051
3.09%, 05/14/2032*		300,000	230,746
			731,177
United Kingdom — 0.9%
BAT International Finance PLC
3.95%, 06/15/2025*		1,000,000	971,915
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	105,249
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	390,635
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	195,349
1.46%, 01/14/2027*		700,000	624,033
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	213,906
			2,501,087
United States — 5.0%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	724,695
Air Lease Corp.
2.88%, 01/15/2026		350,000	324,853
AutoNation, Inc.
1.95%, 08/01/2028		125,000	100,483
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	67,441
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	961,178
4.57%, 04/27/2033		293,000	252,686
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	624,493
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	226,897
3.36%, 06/06/2024		431,000	424,159
Boeing Co.
3.75%, 02/01/2050		25,000	15,901
Security Description		Shares or Principal Amount	Value

United States (continued)
5.15%, 05/01/2030		$ 425,000	$ 398,204
Cheniere Energy Partners LP
4.50%, 10/01/2029		735,000	658,081
Citigroup, Inc.
3.11%, 04/08/2026		800,000	763,504
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	143,095
6.02%, 06/15/2026		475,000	475,608
6.20%, 07/15/2030		75,000	74,345
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	387,356
EMD Finance LLC
3.25%, 03/19/2025*		900,000	866,642
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	112,339
1.69%, 03/26/2025	EUR	185,000	188,847
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	267,514
HCA, Inc.
3.38%, 03/15/2029		100,000	85,960
5.88%, 02/01/2029		300,000	290,645
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,457,304
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	270,462
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	368,236
4.63%, 08/01/2029		300,000	207,699
ONE Gas, Inc.
1.10%, 03/11/2024		270,000	265,261
Realty Income Corp.
4.63%, 11/01/2025		650,000	633,684
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	645,749
Spirit Realty LP
2.10%, 03/15/2028		175,000	145,865
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	391,278
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	241,531
3.75%, 04/15/2027		328,000	305,029
4.75%, 02/01/2028		150,000	142,705
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	497,352
VMware, Inc.
4.70%, 05/15/2030		145,000	131,327
			14,138,408
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)		390,000	51,870
Total Corporate Bonds & Notes (cost $46,561,264)			41,590,620
ASSET BACKED SECURITIES — 6.0%
Cayman Islands — 3.7%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.77%, (SOFR30A+1.45%), 01/15/2037*		950,000	938,513

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.90%, (TSFR3M+1.50%), 07/15/2036*	$ 1,100,000	$ 1,091,320
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.90%, (TSFR3M+1.50%), 04/15/2033*	1,100,000	1,096,920
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 7.10%, (TSFR3M+1.71%), 11/30/2032*	1,225,000	1,219,505
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.82%, (TSFR3M+1.43%), 07/28/2034*	2,100,000	2,063,555
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 6.78%, (TSFR3M+1.38%), 07/15/2034*	600,000	594,806
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 7.00%, (TSFR3M+1.58%), 07/20/2032*	1,400,000	1,391,005
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 6.94%, (TSFR3M+1.54%), 04/15/2033*	1,200,000	1,187,288
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.85%, (TSFR3M+1.43%), 07/20/2032*	749,042	740,110
		10,323,022
Jersey — 0.8%
Bain Capital Credit CLO, Ltd. FRS
Series 2023-3A, Class A 7.17%, (TSFR3M+1.80%), 07/24/2036*	700,000	698,451
Halseypoint CLO 7, Ltd. FRS
Series 2023-7A, Class A 7.51%, (TSFR3M+2.25%), 07/20/2036*	1,600,000	1,602,995
		2,301,446
United States — 1.5%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	880,066
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 6.11%, (TSFR1M+0.78%), 10/25/2035	48,148	46,119
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	750,000	749,689
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	691,226
Helios Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*	100,000	98,257
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.67%, (TSFR1M+0.34%), 04/25/2037	247,789	235,117
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	400,000	399,929
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	225,468
Security Description	Shares or Principal Amount	Value

United States (continued)
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.59%, (SOFR90A+0.37%), 12/15/2032*	$ 820,402	$ 752,939
		4,078,810
Total Asset Backed Securities (cost $16,737,301)		16,703,278
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Bermuda — 0.1%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 6.82%, (SOFR30A+1.50%), 06/25/2031*	225,000	224,332
United States — 4.2%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	900,000	858,271
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)	800,000	729,601
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)	500,000	506,479
BBCMS Mtg. Trust
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	584,269
BBCMS Mtg. Trust VRS
Series 2023-C21, Class AS 6.51%, 09/15/2056(4)	375,000	361,492
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	575,445
BMO Mtg. Trust
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	766,880
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	782,963
BX Commercial Mtg. Trust FRS
Series 2023-VLT2, Class A 7.62%, (TSFR1M+2.28%), 06/15/2040*	675,000	672,593
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(4)	500,000	492,083
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.98%, (TSFR1M+0.65%), 02/25/2036	211,125	169,249
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M2 7.49%, (SOFR30A+2.16%), 04/25/2049*	250,419	251,508
Series 2020-HQA5, Class M2 7.92%, (SOFR30A+2.60%), 11/25/2050*	85,889	86,933
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	224,000	228,999
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 03/25/2042*	190,000	195,340
Series 2020-DNA5, Class B1 10.12%, (SOFR30A+4.80%), 10/25/2050*	578,000	625,202
Series 2020-HQA4, Class B1 10.69%, (SOFR30A+5.36%), 09/25/2050*	355,925	383,727

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2020-DNA4, Class B1 11.44%, (SOFR30A+6.11%), 08/25/2050*	$ 481,087	$ 534,619
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2020-R01, Class 1M2 7.49%, (SOFR30A+2.16%), 01/25/2040*	31,250	31,563
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	120,000	120,978
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	381,000	379,814
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.1%), 06/25/2043*	120,000	122,379
Series 2023-R03, Class 2M2 9.22%, (SOFR30A+3.90%), 04/25/2043*	163,524	169,804
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	142,617	144,928
Series 2012-111, Class B 7.00%, 10/25/2042	38,383	39,409
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	398,617
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	639,648	481,422
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.92%, (TSFR1M+0.59%), 06/25/2047	170,989	146,357
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.22%, 07/25/2059*(4)	99,441	92,850
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	632,858
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.58%, (TSFR6M+1.09%), 11/20/2034	12,171	10,634
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 5.79%, (12 MTA+0.99%), 06/25/2046	186,027	140,363
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.64%, 12/28/2037(4)	82,707	73,606
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	103,928
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	20,713	17,453
		11,912,616
Total Collateralized Mortgage Obligations (cost $12,766,576)		12,136,948
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.8%
United States — 33.8%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,127,266
1.75%, 08/15/2041	8,350,000	4,957,486
1.88%, 02/15/2041	13,060,000	8,049,755
2.00%, 11/15/2041	1,350,000	835,629
2.25%, 05/15/2041(5)	18,220,000	11,947,623
Security Description		Shares or Principal Amount	Value

United States (continued)
1.50%, 02/15/2053		$ 2,499,206	$ 1,956,654
United States Treasury Bonds STRIPS
Zero Coupon 02/15/2038 to 08/15/2038		1,020,000	468,559
United States Treasury Notes
0.75%, 04/30/2026		16,990,000	15,330,820
1.38%, 11/15/2031		2,440,000	1,872,700
1.88%, 02/15/2032		7,650,000	6,079,658
2.75%, 05/31/2029(5)		2,740,000	2,453,263
2.88%, 04/30/2029		2,190,000	1,977,074
3.88%, 09/30/2029		70,000	66,254
Federal Home Loan Bank
2.63%, 09/12/2025		2,200,000	2,099,516
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041		375,015	361,820
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041		48,918	45,190
5.00%, 05/01/2053		2,916,980	2,690,744
6.00%, 10/01/2034 to 10/01/2041		495,129	496,613
6.50%, 09/01/2053		5,972,020	5,952,131
Government National Mtg. Assoc.
2.50%, November 30 TBA		4,000,000	3,185,313
3.00%, 07/20/2051		3,383,518	2,773,305
4.50%, 02/20/2049		1,280,148	1,173,292
5.00%, 09/20/2049		1,097,834	1,038,407
6.50%, November 30 TBA		4,000,000	3,990,763
Uniform Mtg. Backed Securities
2.00%, November 30 TBA		2,000,000	1,468,438
2.50%, November 30 TBA		5,000,000	3,835,156
6.00%, November 30 TBA		9,000,000	8,757,312
Total U.S. Government & Agency Obligations (cost $105,307,053)			94,990,741
FOREIGN GOVERNMENT OBLIGATIONS — 39.6%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	372,293
4.50%, 04/21/2033	AUD	1,100,000	676,062
			1,048,355
Belgium — 0.7%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	886,364
2.15%, 06/22/2066*	EUR	620,000	421,073
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	729,979
			2,037,416
Canada — 1.9%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	883,656
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,512,121
4.95%, 06/18/2040	CAD	400,000	286,065
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,526,873
			5,208,715
Chile — 0.1%
Republic of Chile
4.95%, 01/05/2036		270,000	239,693
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	772,256

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 5.2%
Government of France
Zero Coupon, 03/25/2025	EUR	7,820,000	$ 7,901,221
0.75%, 02/25/2028	EUR	1,210,000	1,163,884
1.25%, 05/25/2034	EUR	2,110,000	1,802,528
1.75%, 05/25/2066*	EUR	1,100,000	661,266
2.00%, 05/25/2048*	EUR	130,000	96,637
4.50%, 04/25/2041	EUR	2,450,000	2,826,144
			14,451,680
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	461,966
Hungary — 0.4%
Republic of Hungary
6.13%, 05/22/2028		$ 300,000	297,390
6.25%, 09/22/2032		740,000	711,156
			1,008,546
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	115,428
Italy — 4.5%
Republic of Italy
0.90%, 04/01/2031	EUR	1,650,000	1,368,814
1.45%, 05/15/2025	EUR	1,200,000	1,226,677
2.15%, 09/01/2052*	EUR	1,640,000	980,540
2.80%, 06/15/2029	EUR	6,170,000	6,096,670
2.80%, 03/01/2067*	EUR	200,000	129,654
3.25%, 03/01/2038*	EUR	40,000	34,862
3.35%, 03/01/2035*	EUR	1,670,000	1,541,307
6.00%, 05/01/2031	EUR	1,040,000	1,217,521
			12,596,045
Japan — 18.5%
Government of Japan
0.01%, 09/01/2024 to 01/01/2025	JPY	3,204,400,000	21,141,738
0.10%, 06/20/2030 to 09/20/2031	JPY	3,080,000,000	19,463,315
1.00%, 03/20/2062	JPY	800,000,000	3,969,151
1.10%, 09/20/2042	JPY	692,000,000	4,161,405
1.40%, 09/20/2052	JPY	560,150,000	3,316,073
			52,051,682
Mexico — 0.3%
United Mexican States
3.75%, 04/19/2071		940,000	519,226
6.34%, 05/04/2053		200,000	174,845
			694,071
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	53,168
3.38%, 01/28/2050*	EUR	10,000	6,243
3.62%, 05/26/2030*	EUR	300,000	273,847
			333,258
Spain — 2.4%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	229,421
1.25%, 10/31/2030*	EUR	160,000	145,496
1.50%, 04/30/2027*	EUR	2,770,000	2,758,379
2.55%, 10/31/2032*	EUR	660,000	635,019
2.90%, 10/31/2046*	EUR	770,000	636,147
Security Description		Shares or Principal Amount	Value

Spain (continued)
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	$ 1,782,670
5.15%, 10/31/2044*	EUR	550,000	641,437
			6,828,569
SupraNational — 1.8%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,097,885
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	387,964
United Kingdom — 2.7%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	278,274
1.75%, 07/22/2057	GBP	40,000	23,677
3.25%, 01/22/2044	GBP	3,130,000	2,972,724
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	3,913,226
4.25%, 12/07/2046	GBP	470,000	513,381
			7,701,282
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	41,497
Total Foreign Government Obligations (cost $134,692,073)			111,076,308
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. COP (Expiration Date: 02/07/2024; Strike Price: USD 4,300.00; Counterparty: JPMorgan Chase Bank, N.A.)		478,000	12,956
Over the Counter call option on the USD vs. COP (Expiration Date: 02/14/2024; Strike Price: USD 4,200.00; Counterparty: JPMorgan Chase Bank, N.A.)		475,000	18,221
Over the Counter call option on the USD vs. ILS (Expiration Date: 11/16/2023; Strike Price: USD 4.09; Counterparty: JPMorgan Chase Bank, N.A.)		1,799,000	10,060
Over the Counter call option on the USD vs. MXN (Expiration Date: 02/05/2024; Strike Price: USD 17.88; Counterparty: JPMorgan Chase Bank, N.A.)		480,000	18,528
Over the Counter call option on the USD vs. MXN (Expiration Date: 12/06/2023; Strike Price: USD 18.55; Counterparty: JPMorgan Chase Bank, N.A.)		1,862,000	17,248
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/28/2023; Strike Price: USD 19.80; Counterparty: JPMorgan Chase Bank, N.A.)		3,635,000	8,731
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.98% versus EUR-LIBOR_BBA maturing 12/01/2023 (Counterparty: CitiBank, N.A.)		2,970,000	27
			85,771
Purchased Options - Puts — 0.2%
Over the Counter call option on the EUR vs. USD (Expiration Date: 04/03/2024; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)		2,773,408	46,131

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter call option on the EUR vs. USD (Expiration Date: 11/01/2023; Strike Price: EUR 1.04; Counterparty: JPMorgan Chase Bank, N.A.)	1,720,000	$ 2
Over the Counter call option on the EUR vs. USD (Expiration Date: 11/08/2023; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)	2,532,000	9,079
Over the Counter call option on the EUR vs. USD (Expiration Date: 11/14/2023; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)	1,054,000	4,886
Over the Counter call option on the EUR vs. USD (Expiration Date: 11/22/2023; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)	2,520,000	20,067
Over the Counter call option on the EUR vs. USD (Expiration Date: 11/22/2023; Strike Price: EUR 1.06; Counterparty: JPMorgan Chase Bank, N.A.)	2,521,000	20,075
Over the Counter call option on the GBP vs. USD (Expiration Date: 11/09/2023; Strike Price: GBP 1.20; Counterparty: JPMorgan Chase Bank, N.A.)	1,466,000	1,349
Over the Counter call option on the GBP vs. USD (Expiration Date: 11/09/2023; Strike Price: GBP 1.22; Counterparty: JPMorgan Chase Bank, N.A.)	1,476,000	9,811
Over the Counter call option on the GBP vs. USD (Expiration Date: 12/15/2023; Strike Price: GBP 1.19; Counterparty: JPMorgan Chase Bank, N.A.)	2,952,000	17,086
Over the Counter call option on the NZD vs. USD (Expiration Date: 11/14/2023; Strike Price: NZD 0.58; Counterparty: JPMorgan Chase Bank, N.A.)	6,078,000	17,684
Over the Counter call option on the NZD vs. USD (Expiration Date: 11/14/2023; Strike Price: NZD 0.59; Counterparty: JPMorgan Chase Bank, N.A.)	4,527,000	44,090
Over the Counter put option on the EUR vs. USD (Expiration Date: 02/21/2024; Strike Price: EUR 1.08; Counterparty: JPMorgan Chase Bank, N.A.)	3,453,000	90,760
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/01/2023; Strike Price: EUR 1.05; Counterparty: JPMorgan Chase Bank, N.A.)	855,000	15
Over the Counter put option on the USD vs. COP (Expiration Date: 02/07/2024; Strike Price: USD 4,300.00; Counterparty: JPMorgan Chase Bank, N.A.)	478,000	22,352
Over the Counter put option on the USD vs. COP (Expiration Date: 02/14/2024; Strike Price: USD 4,200.00; Counterparty: JPMorgan Chase Bank, N.A.)	475,000	15,696
Over the Counter put option on the USD vs. JPY (Expiration Date: 11/01/2023; Strike Price: USD 130.70; Counterparty: JPMorgan Chase Bank, N.A.)	2,025,718	2
Security Description		Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the USD vs. JPY (Expiration Date: 11/20/2023; Strike Price: USD 132.00; Counterparty:JPMorgan Chase Bank, N.A.)		1,942,000	$ 2
Over the Counter put option on the USD vs. MXN (Expiration Date: 02/05/2024; Strike Price: USD 17.88; Counterparty: JPMorgan Chase Bank, N.A.)		480,000	6,984
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.15% versus USD_SOFR maturing 11/02/2023 (Counterparty: JPMorgan Chase Bank, N.A.)		12,370,000	28,270
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.15% versus USD_SOFR maturing 12/01/2023 (Counterparty: Morgan Stanley and Co., Inc.)		11,860,000	27,202
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.20% versus USD_SOFR maturing 11/03/2023 (Counterparty: JPMorgan Chase Bank, N.A.)		12,360,000	22,535
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.65% versus USD_SOFR maturing 11/02/2023 (Counterparty: JPMorgan Chase Bank, N.A.)		12,370,000	1
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.65% versus USD_SOFR maturing 12/01/2023 (Counterparty: Morgan Stanley and Co., Inc.)		11,860,000	923
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 5.70% versus USD_SOFR maturing 11/03/2023 (Counterparty: JPMorgan Chase Bank, N.A.)		12,360,000	4
			405,006
Total Purchased Options (cost $679,487)			490,777
Total Long-Term Investment Securities (cost $316,743,754)			276,988,672
SHORT-TERM INVESTMENTS — 10.4%
Sovereign — 3.0%
Government of Japan (0.20%), 01/15/2024	JPY	1,263,150,000	8,336,957
Unaffiliated Investment Companies — 7.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.05%(6)		20,844,590	20,844,590
Total Short-Term Investments (cost $29,181,546)			29,181,547
TOTAL INVESTMENTS (cost $345,925,300)		109.1%	306,170,219
Other assets less liabilities		(9.1)	(25,501,782)
NET ASSETS		100.0%	$280,668,437

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (1.0%)
U.S. Government Agencies — (1.0%)
Uniform Mtg. Backed Securities — (0.7%)
5.00%, November 30 TBA	$ (2,000,000)	$ (1,843,750)
Government National Mtg. Assoc. — (0.3%)
4.50%, November 30 TBA	(1,000,000)	(903,500)
Total Forward Sales Contracts (proceeds ($2,804,688)		$(2,747,250)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $44,078,554 representing 15.7% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$51,870	$13.30	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	41,497	18.04	0.0
				$93,367		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of October 31, 2023.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,280,000	BRL	Less than 1-Month BRCDI	Fixed 8.495%	Maturity	Maturity	Jan 2027	$ (24,560)	$ (16,636)	$ (41,196)
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300	Maturity	Maturity	Jan 2024	19	(1,297)	(1,278)
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	(445)	(50,564)	(51,009)
Centrally Cleared	4,390,000	BRL	Fixed 11.230%	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2027	8,765	13,988	22,753
Centrally Cleared	5,150,000	BRL	Fixed 10.950	1-Month BRCDI	Monthly	Monthly	Jan 2025	(112,672)	155,841	43,169
Centrally Cleared	6,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.060	Maturity	Maturity	Jan 2025	160,067	(171,019)	(10,952)
Centrally Cleared	8,890,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	101,415	495,156	596,571

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	23,900,000	USD	Less than 1-Month SOFR	Fixed 2.910%	Annual	Annual	Jul 2037	$(286,943)	$ (985,994)	$(1,272,937)
Centrally Cleared	23,720,000	USD	Fixed 2.080%	Less than 1-Month SOFR	Annual	Annual	Jul 2047	384,595	447,730	832,325
Centrally Cleared	7,090,000	BRL	Fixed 12.795	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2024	—	8,872	8,872
Centrally Cleared	40,990,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Annual	Oct 2027	120,872	(718,559)	(597,687)
Centrally Cleared	9,770,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	43,287	831,376	874,663
Centrally Cleared	4,550,000	BRL	Fixed 13.300	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2025	(153,738)	131,255	(22,483)
Centrally Cleared	3,720,000	BRL	Less than 1-Month BRCDI	Fixed 13.950	Monthly	Monthly	Jan 2024	(70)	5,644	5,574
Centrally Cleared	28,420,000	EUR	Fixed 1.451	6-Month EURIBOR	Annual	Semiannual	Aug 2042	884,446	663,809	1,548,255
Centrally Cleared	11,100,000	EUR	6-Month EURIBOR	Fixed 2.152	Annual	Semiannual	Aug 2037	(364,415)	(244,965)	(609,380)
Centrally Cleared	16,630,000	EUR	6-Month EURIBOR	Fixed 1.051	Annual	Semiannual	Aug 2047	(381,477)	(300,941)	(682,418)
Centrally Cleared	2,450,000	BRL	Less than 1-Month BRCDI	Fixed 13.030	Maturity	Maturity	Jan 2027	1,965	25,565	27,530
Centrally Cleared	7,150,000	BRL	Less than 1-Month BRCDI	Fixed 12.064	Monthly	Monthly	Jan 2025	183,863	(179,555)	4,308
Centrally Cleared	19,880,000	USD	Less than 1-Month SOFR	Fixed 3.391	Annual	Annual	May 2038	(109,368)	(640,358)	(749,726)
Centrally Cleared	18,810,000	USD	Fixed 2.564	Less than 1-Month SOFR	Annual	Annual	May 2053	96,059	588,569	684,628
Centrally Cleared	8,680,000	BRL	Less than 1-Month BRCDI	Fixed 10.850	Maturity	Maturity	Jan 2026	(9,938)	(14,690)	(24,628)
Centrally Cleared	17,710,000	EUR	Fixed 2.852	3-Month EURIBOR	Annual	Quarterly	Apr 2028	(64,371)	100,183	35,812
Centrally Cleared	4,490,000	EUR	Fixed 2.000	6-Month EURIBOR	Annual	Semiannual	May 2053	60,975	180,815	241,790
Centrally Cleared	9,290,000	USD	Fixed 4.250	Less than 1-Month SOFR	Annual	Annual	Jul 2025	12,185	33,989	46,174
Centrally Cleared	17,710,000	EUR	Less than 1-Month ESTR	Fixed 2.673	Annual	Annual	Apr 2028	67,245	(101,646)	(34,401)
Centrally Cleared	13,750,000	CAD	Less than 1-Month CORRA	Fixed 4.500	Semiannual	Semiannual	Jul 2025	(16,128)	8,742	(7,386)
Centrally Cleared	7,730,000	USD	Less than 1-Month SOFR	Fixed 3.984	Annual	Annual	Jul 2030	7,817	(239,134)	(231,317)
Centrally Cleared	16,450,000	USD	Fixed 4.250	Less than 1-Month SOFR	Annual	Annual	Dec 2025	158,448	31,619	190,067
Centrally Cleared	330,000	USD	Fixed 3.750	Less than 1-Month SOFR	Annual	Annual	Dec 2028	10,457	652	11,109
Centrally Cleared	7,100,000	USD	Less than 1-Month SOFR	Fixed 3.500	Annual	Annual	Dec 2033	(574,016)	(6,661)	(580,677)
Centrally Cleared	52,870,000	AUD	Fixed 4.000	3-Month BBSW	Quarterly	Quarterly	Dec 2025	143,669	279,172	422,841
Centrally Cleared	12,000,000	AUD	Fixed 4.250	6-Month BBSW	Semiannual	Semiannual	Dec 2028	67,055	172,858	239,913
Centrally Cleared	1,240,000	AUD	Fixed 4.500	6-Month BBSW	Semiannual	Semiannual	Dec 2033	46,423	2,019	48,442
Centrally Cleared	451,385,000	SEK	3-Month STIBO	Fixed 4.000	Annual	Quarterly	Dec 2025	64,033	87,471	151,504
Centrally Cleared	35,760,000	SEK	Fixed 3.250	3-Month STIBO	Annual	Quarterly	Dec 2033	21,904	12,818	34,722
Centrally Cleared	5,140,000	BRL	Fixed 10.286	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2027	—	31,530	31,530
Centrally Cleared	40,990,000	ZAR	Fixed 7.750	3-Month JIBAR	Quarterly	Quarterly	Dec 2025	12,031	5,751	17,782
Centrally Cleared	2,960,000	PLN	6-Month WIBOR	Fixed 4.750	Annual	Semiannual	Dec 2033	6,076	(18,921)	(12,845)
Centrally Cleared	3,000,000	ZAR	3-Month JIBAR	Fixed 9.250	Quarterly	Quarterly	Dec 2033	(2,989)	(3,759)	(6,748)
Centrally Cleared	1,720,000	USD	Fixed 4.000	Less than 1-Month SOFR	Annual	Annual	Dec 2028	6,719	32,277	38,996
Centrally Cleared	13,560,000	USD	Less than 1-Month SOFR	Fixed 3.696	Annual	Annual	Sep 2028	(35,868)	(94,768)	(130,636)
Centrally Cleared	3,200,000	USD	Fixed 3.782	Less than 1-Month SOFR	Annual	Annual	Sep 2036	47,311	117,924	165,235
Centrally Cleared	5,145,620,000	JPY	Fixed 0.500	Less than 1-Month TONA	Annual	Annual	Aug 2028	79,347	254,080	333,427
Centrally Cleared	710,000,000	JPY	Fixed 1.250	Less than 1-Month TONA	Annual	Annual	Aug 2033	(5,738)	86,796	81,058
Centrally Cleared	2,054,710,000	KRW	Fixed 3.500	3-Month KSDA	Quarterly	Quarterly	Dec 2033	71,660	8,996	80,656
Centrally Cleared	1,730,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Dec 2026	8,431	(4,818)	3,613
Centrally Cleared	930,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Dec 2027	1,544	(1,592)	(48)
Centrally Cleared	2,820,000	EUR	Fixed 3.250	6-Month EURIBOR	Annual	Semiannual	Dec 2030	(15,072)	16,597	1,525
Centrally Cleared	190,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Dec 2043	2,952	7,223	10,175
Centrally Cleared	830,000	EUR	Fixed 2.500	6-Month EURIBOR	Semiannual	Semiannual	Dec 2053	61,891	41,485	103,376
Centrally Cleared	37,820,000	EUR	Fixed 3.500	Less than 1-Month ESTR	Annual	Annual	Dec 2025	(98,720)	(108,666)	(207,386)
Centrally Cleared	430,000	GBP	Fixed 4.000	Less than 1-Month SONIA	Annual	Annual	Dec 2043	6,181	20,416	26,597
Centrally Cleared	640,000	GBP	Fixed 4.000	Less than 1-Month SONIA	Annual	Annual	Dec 2053	(4,286)	44,018	39,732
Centrally Cleared	3,515,000,000	JPY	Fixed 0.500	Less than 1-Month TONA	Annual	Annual	Dec 2028	81,812	173,849	255,661
Centrally Cleared	1,554,000,000	JPY	Fixed 1.000	6-Month TONA	Annual	Annual	Dec 2033	(55,938)	237,379	181,441
Centrally Cleared	310,000	CHF	Fixed 1.750	Less than 1-Month SARON	Annual	Annual	Dec 2033	(4,282)	—	(4,282)
Centrally Cleared	25,200,000	NOK	Fixed 4.000	6-Month NIBOR	Annual	Semiannual	Dec 2033	41,391	5,190	46,581
Centrally Cleared	1,380,000	CAD	Fixed 3.250	Less than 1-Month CORRA	Semiannual	Semiannual	Dec 2033	69,857	3,057	72,914
Centrally Cleared	17,890,000	AUD	Fixed 4.250	3-Month BBSW	Quarterly	Quarterly	Oct 2025	10,262	37,268	47,530
Centrally Cleared	15,500,000	USD	Fixed 4.428	Less than 1-Month SOFR	Annual	Annual	Oct 2038	59,710	58,268	117,978
Centrally Cleared	12,430,000	USD	Less than 1-Month SOFR	Fixed 4.306	Annual	Annual	Oct 2033	(62,661)	(41,552)	(104,213)
Centrally Cleared	5,590,000	BRL	Fixed 11.500	Less than 1-Month BRCDI	Monthly	Monthly	Jan 2029	(9,106)	7,900	(1,206)
Centrally Cleared	2,469,000,000	JPY	Less than 1-Month TONA	Fixed 0.500	Annual	Annual	Aug 2026	65,941	(82,088)	(16,147)
Centrally Cleared	1,059,690,000	JPY	Less than 1-Month TONA	Fixed 1.250	Annual	Annual	Aug 2033	22,464	(143,317)	(120,853)
Centrally Cleared	769,000,000	JPY	Less than 1-Month TONA	Fixed 1.500	Annual	Annual	Aug 2038	(35,378)	(96,404)	(131,782)
Centrally Cleared	3,860,390,000	KRW	3-Month KSDA	Fixed 3.750	Quarterly	Quarterly	Dec 2025	(15,294)	(2,700)	(17,994)
Centrally Cleared	29,120,000	CNY	3-Month CNRR	Fixed 2.250	Quarterly	Quarterly	Dec 2028	(11,287)	(21,058)	(32,345)
Centrally Cleared	32,400,000	CNY	4-Month CNRR	Fixed 2.000	Quarterly	Quarterly	Dec 2025	(9,308)	(265)	(9,573)
Centrally Cleared	2,800,850,000	KRW	3-Month KSDA	Fixed 3.500	Quarterly	Quarterly	Dec 2028	(15,247)	(40,931)	(56,178)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	640,000	EUR	6-Month EURIBOR	Fixed 3.250%	Annual	Semiannual	Dec 2028	$ 754	$ (206)	$ 548
Centrally Cleared	2,750,000	EUR	6-Month EURIBOR	Fixed 3.250	Annual	Semiannual	Dec 2033	(22,227)	53	(22,174)
Centrally Cleared	4,470,000	EUR	Less than 1-Month ESTR	Fixed 3.000	Annual	Annual	Dec 2028	(16,690)	22,937	6,247
Centrally Cleared	1,930,000	EUR	Less than 1-Month ESTR	Fixed 3.000	Annual	Annual	Dec 2033	4,070	(26,561)	(22,491)
Centrally Cleared	12,410,000	GBP	Less than 1-Month SONIA	Fixed 5.250	Annual	Annual	Dec 2025	28,969	68,370	97,339
Centrally Cleared	1,090,000	GBP	Less than 1-Month SONIA	Fixed 4.750	Annual	Annual	Dec 2027	4,282	4,473	8,755
Centrally Cleared	2,210,000	GBP	Less than 1-Month SONIA	Fixed 4.750	Annual	Annual	Dec 2028	38,405	(6,131)	32,274
Centrally Cleared	1,740,000	GBP	Less than 1-Month SONIA	Fixed 4.500	Annual	Annual	Dec 2030	20,836	(5,582)	15,254
Centrally Cleared	740,000	GBP	Less than 1-Month SONIA	Fixed 4.250	Annual	Annual	Dec 2033	(7,069)	(607)	(7,676)
Centrally Cleared	2,390,000	CHF	Less than 1-Month SARON	Fixed 1.750	Annual	Annual	Dec 2028	30,849	14,490	45,339
Centrally Cleared	127,690,000	NOK	6-Month NIBOR	Fixed 4.750	Annual	Semiannual	Dec 2025	32,856	(33,882)	(1,026)
Centrally Cleared	5,170,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Dec 2028	(10,461)	(61,432)	(71,893)
Centrally Cleared	4,130,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Dec 2033	(71,678)	(51,911)	(123,589)
Centrally Cleared	4,890,000	PLN	6-Month WIBOR	Fixed 4.500	Annual	Semiannual	Dec 2025	6,629	(11,644)	(5,015)
Centrally Cleared	9,570,000	EUR	Less than 1-Month ESTR	Fixed 3.000	Annual	Annual	Oct 2028	10,252	1,052	11,304
Centrally Cleared	34,740,000	CAD	Less than 1-Month CORRA	Fixed 3.750	Semiannual	Semiannual	Dec 2025	(446,489)	42,576	(403,913)
Centrally Cleared	9,720,000	EUR	3-Month EURIBOR	Fixed 3.720	Maturity	Quarterly	Mar 2025	10,575	2,980	13,555
Centrally Cleared	16,770,000	NZD	3-Month NZDBB	Fixed 5.500	Semiannual	Quarterly	Oct 2025	(6,708)	9,797	3,089
Centrally Cleared	14,090,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Oct 2027	(41,998)	52,147	10,149
								$386,986	$1,156,208	$1,543,194
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.4325%	1,850,000	USD	1,850,000	1.000%	Quarterly	Jun 2025	$ 10,750	$ 5,758	$ 16,508
Centrally Cleared	CDX North America Investment Grade Index	0.7377	4,408,339	USD	4,408,339	1.000	Quarterly	Jun 2028	66,332	(19,058)	47,274
Centrally Cleared	Cellnex Telecom S.A.	2.0358	850,000	EUR	850,000	5.000	Quarterly	Dec 2028	122,235	(1,297)	120,938
					7,108,339				$199,317	$(14,597)	$184,720
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBO—Stockholm Interbank Offered Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.48% versus EUR-LIBOR_BBA maturing 12/01/2023	1.48	12/1/2023	$1,200,000	$67,729	$ 7	$ 67,722
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.72% versus EUR-LIBOR_BBA maturing 03/14/2024	3.72	3/14/2024	20,340,000	46,220	52,216	(5,996)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.74% versus EUR-LIBOR_BBA maturing 03/14/2024	3.74	3/14/2024	20,340,000	44,995	55,274	(10,279)
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to pay a fixed rate of 4.34% versus USD_SOFR maturing 11/10/2023	4.34	11/10/2023	2,170,000	27,559	4,713	22,846
UBS AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.28% versus EUR-LIBOR_BBA maturing 11/13/2023	3.28	11/13/2023	2,170,000	24,641	9,207	15,434
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to pay a fixed rate of 4.38% versus USD_SOFR maturing 11/16/2023	4.38	11/16/2023	2,160,000	26,795	9,184	17,611
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.42% versus EUR-LIBOR_BBA maturing 11/20/2023	3.42	11/20/2023	2,150,000	23,614	26,670	(3,056)
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to pay a fixed rate of 4.49% versus USD_SOFR maturing 11/24/2023	4.49	11/24/2023	2,080,000	26,520	18,594	7,926
UBS AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.40% versus EUR-LIBOR_BBA maturing 11/27/2023	3.40	11/27/2023	2,090,000	23,191	26,070	(2,879)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.36% versus EUR-LIBOR_BBA maturing 11/27/2023	3.36	11/30/2023	2,040,000	21,009	22,600	(1,591)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to pay a fixed rate of 4.52% versus USD_SOFR maturing 11/30/2023	4.52	11/30/2023	2,040,000	25,551	22,607	2,944
					$357,824	$247,142	$110,682
Puts
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 5.40% versus USD_SOFR maturing 11/02/2023	5.40	11/2/2023	24,730,000	21,632	6,094	15,538
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 5.45% versus USD_SOFR maturing 11/03/2023	5.45	11/3/2023	24,730,000	20,962	3,608	17,354
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 5.40% versus USD_SOFR maturing 11/02/2023	5.40	12/1/2023	23,720,000	16,752	16,269	483

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.72% versus EUR-LIBOR_BBA maturing 03/14/2024	3.72	3/14/2024	$20,340,000	$46,220	$ 23,566	$ 22,654
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.74% versus EUR-LIBOR_BBA maturing 03/14/2024	3.74	3/14/2024	20,340,000	44,995	21,706	23,289
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.34% versus USD_SOFR maturing 11/10/2023	4.34	11/10/2023	2,170,000	27,559	40,536	(12,977)
UBS AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.28% versus EUR-LIBOR_BBA maturing 11/13/2023	3.28	11/13/2023	2,170,000	24,641	21,934	2,707
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.38% versus USD_SOFR maturing 11/16/2023	4.38	11/16/2023	2,160,000	26,795	36,808	(10,013)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.42% versus EUR-LIBOR_BBA maturing 11/20/2023	3.42	11/20/2023	2,150,000	23,614	12,023	11,591
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.49% versus USD_SOFR maturing 11/24/2023	4.49	11/24/2023	2,080,000	26,520	27,099	(579)
UBS AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.40% versus EUR-LIBOR_BBA maturing 11/27/2023	3.40	11/27/2023	2,090,000	23,191	15,627	7,564
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.36% versus EUR-LIBOR_BBA maturing 11/30/2023	3.36	11/30/2023	2,040,000	21,009	19,699	1,310
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.52% versus USD_SOFR maturing 11/30/2023	4.52	11/30/2023	2,040,000	25,551	26,140	(589)
					$349,441	$271,109	$78,332
					$707,265	$518,251	$189,014
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. MXN	JPMorgan Chase Bank, N.A.	USD	17.87	2/5/2024	$480,000	$ 17,285	$ 18,528	$ (1,243)
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	19.12	11/28/2023	1,817,000	45,650	13,567	32,083
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/2/2023	541,000	3,103	542	2,561
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.58	11/2/2023	516,000	4,712	10,687	(5,975)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.97	11/2/2023	516,000	3,151	204	2,947
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	11/2/2023	853,000	3,129	7,926	(4,797)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/8/2023	541,000	3,135	1,384	1,751
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.55	11/9/2023	513,000	3,231	2,226	1,005
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	11/9/2023	848,000	3,185	11,202	(8,017)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.66	11/15/2023	512,000	3,348	1,694	1,654
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.54	11/16/2023	602,000	5,416	14,811	(9,395)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/16/2023	602,000	4,212	8,184	(3,972)
USD vs. ILS	JPMorgan Chase Bank, N.A.	USD	4.00	11/16/2023	900,000	12,985	13,507	(522)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.75	11/22/2023	591,000	3,822	1,768	2,054
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	11/22/2023	982,000	3,887	4,770	(883)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/22/2023	622,000	3,326	2,171	1,155
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.67	11/23/2023	589,000	5,418	9,009	(3,591)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/23/2023	589,000	4,375	10,899	(6,524)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/28/2023	623,000	3,331	2,605	726
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.79	11/28/2023	588,000	5,215	5,103	112
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/28/2023	588,000	3,933	9,827	(5,894)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	11/28/2023	$987,000	$ 3,443	$ 2,887	$ 556
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.58	11/30/2023	590,000	3,399	3,399	—
						$152,691	$156,900	$(4,209)
Puts
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	132.00	11/20/2023	1,942,000	17,459	2	17,457
USD vs. MXN	JPMorgan Chase Bank, N.A.	USD	17.87	2/5/2024	480,000	17,285	6,984	10,301
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/2/2023	541,000	3,103	1,109	1,994
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.08	2/21/2024	3,453,000	117,592	90,760	26,832
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.58	11/2/2023	516,000	4,712	1	4,711
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.05	11/1/2023	855,000	8,063	16	8,047
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.97	11/2/2023	516,000	3,151	2,356	795
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	11/2/2023	853,000	3,102	1	3,101
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/8/2023	541,000	3,135	1,253	1,882
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.03	11/1/2023	1,720,000	1,952	2	1,950
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.55	11/9/2023	513,000	3,231	1,334	1,897
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.07	11/9/2023	848,000	3,185	11	3,174
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.66	11/15/2023	512,000	3,348	2,926	422
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.54	11/16/2023	602,000	5,416	217	5,199
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/16/2023	602,000	4,212	696	3,516
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.22	12/15/2023	1,476,000	24,311	20,084	4,227
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.59	11/14/2023	4,527,000	36,731	44,090	(7,359)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.75	11/22/2023	591,000	3,822	5,279	(1,457)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	11/22/2023	982,000	3,887	1,612	2,275
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.22	11/9/2023	1,476,000	18,366	9,812	8,554
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/22/2023	622,000	3,326	3,083	243
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.04	11/22/2023	4,200,000	16,804	9,137	7,667
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.67	11/23/2023	589,000	5,418	1,577	3,841
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/23/2023	589,000	4,375	627	3,748
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.37	11/28/2023	623,000	3,331	3,229	102
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.79	11/28/2023	588,000	5,215	4,244	971
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.95	11/28/2023	588,000	3,933	986	2,947
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.06	11/8/2023	2,532,000	17,020	9,079	7,941
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	11/28/2023	987,000	3,443	3,617	(174)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.58	11/30/2023	590,000	3,399	3,399	—
						$352,327	$227,523	$124,804
						$505,018	$384,423	$120,595
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
39	Long	Euro-BUND	December 2023	$ 5,279,942	$5,322,890	$ 42,948
92	Long	U.S. Treasury 5 Year Notes	December 2023	9,588,617	9,611,844	23,227
24	Short	Euro-BOBL	December 2023	2,956,184	2,953,115	3,069
3	Short	Japan 10 Year Bonds	December 2023	2,889,758	2,845,127	44,631
1	Short	Long Gilt	December 2023	115,212	113,231	1,981
89	Short	U.S. Treasury Long Bonds	December 2023	10,443,810	9,739,938	703,872
7	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	782,341	761,797	20,544
						$840,272
						Unrealized (Depreciation)
57	Long	Australian 10 Year Bonds	December 2023	$ 4,161,306	$ 3,913,905	$(247,401)
5	Long	Australian 3 Year Bonds	December 2023	336,747	331,021	(5,726)
11	Long	Canada 10 Year Bonds	December 2023	941,633	911,649	(29,984)
13	Long	Euro Buxl 30 Year Bonds	December 2023	1,721,529	1,656,413	(65,116)
2	Long	Euro-BTP	December 2023	243,617	233,248	(10,369)
19	Long	Euro-OAT	December 2023	2,490,472	2,478,611	(11,861)
148	Long	U.S. Treasury 2 Year Notes	December 2023	29,986,530	29,958,437	(28,093)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
45	Short	U.S. Treasury 10 Year Notes	December 2023	$ 4,773,155	$ 4,777,735	$ (4,580)
4	Short	U.S. Treasury Ultra Bonds	December 2023	450,139	450,250	(111)
						$(403,241)
		Net Unrealized Appreciation (Depreciation)				$437,031
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	440,586	EUR	263,868	12/20/2023	$ —	$ (114)
	AUD	511,800	NZD	546,640	11/06/2023	—	(6,229)
	AUD	255,900	NZD	277,514	11/24/2023	—	(757)
	AUD	850,000	NZD	927,102	11/24/2023	580	—
	AUD	658,738	NZD	707,737	12/20/2023	—	(6,151)
	AUD	1,091,335	USD	695,317	11/02/2023	3,029	—
	AUD	3,622,192	USD	2,324,685	12/20/2023	23,247	—
	CAD	611,726	EUR	422,000	12/20/2023	6,015	—
	CAD	5,480,377	USD	4,020,541	12/20/2023	65,212	—
	CHF	2,259,441	EUR	2,373,769	11/24/2023	24,282	—
	CHF	403,837	EUR	423,557	12/20/2023	2,817	—
	CHF	3,740,534	USD	4,169,303	12/20/2023	35,009	—
	CLP	758,568,299	USD	827,037	12/07/2023	—	(18,925)
	CLP	158,243,205	USD	172,104	12/20/2023	—	(4,206)
	CNH	14,293,400	USD	1,955,157	12/20/2023	1,854	—
	COP	1,276,681,171	USD	309,558	02/09/2024	6,481	—
	COP	1,717,343,248	USD	398,855	02/16/2024	—	(8,201)
	CZK	16,761,508	EUR	678,066	11/24/2023	—	(3,185)
	CZK	12,139,678	USD	531,766	12/20/2023	9,492	—
	EUR	312,662	AUD	521,053	12/20/2023	—	(503)
	EUR	1,370,490	CAD	1,974,002	12/20/2023	—	(28,659)
	EUR	154,800	CHF	148,731	11/06/2023	—	(249)
	EUR	1,464,075	CHF	1,382,960	11/24/2023	—	(26,657)
	EUR	422,000	CHF	398,021	12/20/2023	—	(7,594)
	EUR	910,478	CZK	22,384,835	11/24/2023	—	(964)
	EUR	429,000	ILS	1,737,214	12/20/2023	—	(23,992)
	EUR	221,468	MXN	4,163,052	12/20/2023	—	(5,733)
	EUR	218,681	SEK	2,574,018	11/14/2023	—	(790)
	EUR	1,133,875	SEK	13,247,051	11/24/2023	—	(13,029)
	EUR	842,126	SEK	9,799,344	12/20/2023	—	(13,082)
	EUR	1,751,035	USD	1,855,221	11/01/2023	2,451	—
	EUR	1,375,019	USD	1,457,923	11/02/2023	3,015	—
	EUR	2,278,090	USD	2,428,204	11/03/2023	17,661	—
	EUR	1,624,561	USD	1,713,151	11/10/2023	—	(6,340)
	EUR	1,092,446	USD	1,155,231	11/13/2023	—	(1,192)
	EUR	1,038,952	USD	1,102,461	12/06/2023	1,608	—
	EUR	8,333,335	USD	8,879,421	12/20/2023	42,264	—
	EUR	5,485,793	USD	5,892,717	02/23/2024	57,027	—
	EUR	3,281,121	USD	3,488,740	04/05/2024	—	(8,650)
	GBP	893,444	USD	1,087,488	11/13/2023	1,485	—
	GBP	408,194	USD	497,864	12/19/2023	1,543	—
	GBP	5,031,414	USD	6,216,431	12/20/2023	98,690	—
	GBP	557,746	USD	676,438	01/10/2024	—	(1,873)
	ILS	846,523	USD	216,216	11/13/2023	6,699	—
	ILS	1,741,374	USD	439,040	12/20/2023	7,063	—
	JPY	73,315,927	EUR	468,643	12/20/2023	9,442	—
	JPY	127,534,241	USD	923,066	11/06/2023	81,150	—
	JPY	1,437,470,606	USD	9,937,855	11/22/2023	424,460	—
	JPY	414,293,983	USD	2,797,672	12/20/2023	42,711	—
	JPY	1,263,674,207	USD	8,435,495	01/16/2024	—	(6,686)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	KRW	316,603,233	USD	234,382	11/06/2023	$ 135	$ —
	KRW	1,238,058,180	USD	919,117	12/20/2023	1,587	—
	MXN	4,145,350	EUR	221,647	12/20/2023	6,896	—
	MXN	10,052,875	USD	552,561	12/08/2023	—	(1,823)
	MXN	10,488,042	USD	585,992	12/20/2023	8,753	—
	MXN	4,813,817	USD	274,093	02/07/2024	11,351	—
	MXN	4,960,453	USD	280,239	03/08/2024	10,888	—
	MXN	1,934,371	USD	103,864	04/10/2024	—	(579)
	NOK	1,521,743	EUR	132,033	12/20/2023	3,598	—
	NOK	17,037,871	USD	1,597,287	12/20/2023	69,917	—
	NZD	554,297	AUD	511,800	11/06/2023	1,768	—
	NZD	2,558,270	AUD	2,358,280	11/24/2023	6,504	—
	NZD	751,734	AUD	689,400	11/24/2023	—	(353)
	NZD	384,046	AUD	352,000	12/20/2023	—	(130)
	NZD	392,514	EUR	217,000	12/20/2023	1,405	—
	NZD	416,894	USD	245,400	11/06/2023	2,514	—
	NZD	2,089,404	USD	1,224,519	11/16/2023	7,179	—
	NZD	406,955	USD	237,125	12/12/2023	3	—
	NZD	10,582,675	USD	6,229,246	12/20/2023	62,804	—
	SEK	2,574,018	EUR	218,894	11/14/2023	1,016	—
	SEK	32,955,472	EUR	2,801,834	11/24/2023	12,319	—
	SEK	2,592,629	EUR	217,000	12/20/2023	—	(2,692)
	SEK	29,974,546	USD	2,713,659	12/20/2023	22,018	—
	SGD	371,002	USD	270,500	11/10/2023	—	(566)
	SGD	1,544,765	USD	1,127,695	11/24/2023	—	(1,659)
	SGD	328,613	USD	241,063	12/20/2023	542	—
	USD	693,107	AUD	1,091,335	11/02/2023	—	(819)
	USD	3,836,121	AUD	5,948,314	11/21/2023	—	(60,451)
	USD	3,351,051	AUD	5,227,956	12/20/2023	—	(29,357)
	USD	2,133,002	CAD	2,892,080	11/20/2023	—	(46,964)
	USD	2,979,045	CAD	4,038,852	12/20/2023	—	(64,102)
	USD	8,360,115	CHF	7,411,567	12/20/2023	—	(168,344)
	USD	135,000	CLP	125,435,250	12/05/2023	4,907	—
	USD	756,016	CLP	703,881,401	12/07/2023	28,959	—
	USD	90,000	CLP	85,545,000	12/20/2023	5,312	—
	USD	919,000	CNH	6,687,740	12/20/2023	—	(5,069)
	USD	99,338	COP	424,967,750	11/20/2023	3,491	—
	USD	196,992	COP	824,951,364	02/07/2024	—	(1,066)
	USD	386,728	COP	1,699,204,620	02/16/2024	16,028	—
	USD	459,000	CZK	10,559,754	12/20/2023	—	(4,698)
	USD	1,861,981	EUR	1,751,035	11/01/2023	—	(9,211)
	USD	1,449,162	EUR	1,375,019	11/02/2023	5,745	—
	USD	2,397,747	EUR	2,278,090	11/03/2023	12,796	—
	USD	1,274,778	EUR	1,202,654	11/10/2023	—	(1,848)
	USD	659,364	EUR	621,902	11/16/2023	—	(962)
	USD	1,631,040	EUR	1,546,742	11/24/2023	7,007	—
	USD	15,329,963	EUR	14,335,546	12/06/2023	—	(140,296)
	USD	4,690,811	EUR	4,415,637	12/20/2023	—	(8,211)
	USD	6,309,048	EUR	5,806,651	02/23/2024	—	(132,035)
	USD	4,569,986	EUR	4,286,478	04/05/2024	—	(974)
	USD	1,423,671	GBP	1,170,118	11/13/2023	—	(1,364)
	USD	289,613	GBP	239,076	12/19/2023	1,079	—
	USD	3,154,653	GBP	2,579,258	12/20/2023	—	(18,510)
	USD	1,122,155	GBP	923,268	01/10/2024	690	—
	USD	212,936	ILS	846,523	11/13/2023	—	(3,419)
	USD	345,046	JPY	51,460,021	11/06/2023	—	(5,333)
	USD	6,629,379	JPY	953,989,753	11/22/2023	—	(315,733)
	USD	6,895,411	JPY	1,009,796,592	12/20/2023	—	(180,492)
	USD	247,056	KRW	331,540,095	12/20/2023	—	(1,350)
	USD	650,975	MXN	11,642,771	12/08/2023	—	(8,913)
	USD	560,710	MXN	10,203,112	12/20/2023	847	—
	USD	394,415	MXN	7,247,738	02/07/2024	1,172	—
	USD	186,072	MXN	3,428,024	03/08/2024	69	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	504,484	MXN	9,418,486	04/10/2024	$ 4,055	$ —
	USD	1,439,392	NOK	15,486,693	12/20/2023	—	(51,078)
	USD	2,444	NZD	7,400	11/13/2023	1,867	—
	USD	1,973,285	NZD	3,334,924	11/16/2023	—	(30,272)
	USD	639,811	NZD	1,101,411	11/24/2023	1,913	—
	USD	896,778	NZD	1,543,152	12/12/2023	2,375	—
	USD	2,958,794	NZD	4,975,945	12/20/2023	—	(59,349)
	USD	446,000	PLN	1,884,450	12/20/2023	748	—
	USD	1,175,139	SEK	13,003,699	12/20/2023	—	(7,438)
	USD	340,830	SGD	465,222	11/10/2023	—	(924)
	USD	1,496,360	SGD	2,042,424	11/24/2023	—	(3,175)
	USD	1,252,066	SGD	1,702,523	12/20/2023	—	(5,941)
	USD	394,224	ZAR	7,638,225	11/30/2023	14,630	—
	USD	256,199	ZAR	4,910,646	12/20/2023	6,187	—
	ZAR	14,847,672	USD	774,193	11/30/2023	—	(20,564)
	ZAR	11,590,540	USD	603,456	12/20/2023	—	(15,851)
Unrealized Appreciation (Depreciation)						$1,326,361	$(1,605,676)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
Foreign Government Obligations	39.6%
U.S. Government & Agency Obligations	33.8
Short-Term Investments	10.4
Banks	5.3
Other Asset Backed Securities	4.9
Collateralized Mortgage Obligations	4.3
Multi-National	2.3
Pharmaceuticals	1.1
Pipelines	0.8
Auto Loan Receivables	0.8
REITS	0.7
Auto Manufacturers	0.6
Telecommunications	0.5
Agriculture	0.4
Electric	0.3
Credit Card Receivables	0.3
Healthcare-Products	0.3
Computers	0.3
Private Equity	0.3
Aerospace/Defense	0.2
Diversified Financial Services	0.2
Real Estate	0.2
Oil & Gas	0.2
Purchased Options	0.2
Internet	0.2
Retail	0.1
Mining	0.1
Healthcare-Services	0.1
Water	0.1
Chemicals	0.1
Gas	0.1
Packaging & Containers	0.1

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Engineering & Construction	0.1%
Software	0.1
109.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$41,590,620	$—	$41,590,620
Asset Backed Securities	—	16,703,278	—	16,703,278
Collateralized Mortgage Obligations	—	12,136,948	—	12,136,948
U.S. Government & Agency Obligations	—	94,990,741	—	94,990,741
Foreign Government Obligations	—	111,076,308	—	111,076,308
Purchased Options	—	490,777	—	490,777
Short-Term Investments:
Sovereign	—	8,336,957	—	8,336,957
Other Short-Term Investments	20,844,590	—	—	20,844,590
Total Investments at Value	$20,844,590	$285,325,629	$—	$306,170,219
Other Financial Instruments:†
Swaps	$—	$5,692,780	$—	$5,692,780
Futures Contracts	840,272	—	—	840,272
Forward Foreign Currency Contracts	—	1,326,361	—	1,326,361
Written Options	—	417,371	—	417,371
Total Other Financial Instruments	$840,272	$7,436,512	$—	$8,276,784
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$2,747,250	$—	$2,747,250
Other Financial Instruments:†
Swaps	$—	$4,551,169	$—	$4,551,169
Futures Contracts	403,241	—	—	403,241
Forward Foreign Currency Contracts	—	1,605,676	—	1,605,676
Written Options	—	107,762	—	107,762
Total Other Financial Instruments	$403,241	$6,264,607	$—	$6,667,848
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 66.0%
Advertising — 0.0%
Trade Desk, Inc., Class A†	183	$ 12,986
Aerospace/Defense — 2.3%
Airbus SE	114	15,248
Boeing Co.†	231	43,155
Curtiss-Wright Corp.	73	14,513
Dassault Aviation SA	821	163,294
General Dynamics Corp.	38	9,170
Howmet Aerospace, Inc.	155	6,836
Lockheed Martin Corp.	446	202,770
MTU Aero Engines AG	20	3,747
Northrop Grumman Corp.	59	27,814
Rolls-Royce Holdings PLC†	37,072	97,246
Safran SA	1,078	167,915
Thales SA	976	143,835
		895,543
Agriculture — 0.9%
British American Tobacco PLC	9,855	294,108
Philip Morris International, Inc.	574	51,178
		345,286
Apparel — 0.4%
Deckers Outdoor Corp.†	10	5,971
Hermes International SCA	79	148,150
		154,121
Auto Manufacturers — 2.4%
Bayerische Motoren Werke AG	365	33,843
Bayerische Motoren Werke AG (Preference Shares)	1,013	85,903
General Motors Co.	573	16,159
Honda Motor Co., Ltd.	19,000	195,133
Mazda Motor Corp.	1,400	13,552
Nissan Motor Co., Ltd.	21,000	80,737
PACCAR, Inc.	199	16,423
Porsche Automobil Holding SE (Preference Shares)	194	8,652
Stellantis NV	4,610	86,217
Subaru Corp.	1,600	27,482
Tesla, Inc.†	897	180,153
Volvo AB, Class A	3,016	60,401
Volvo AB, Class B	7,527	149,101
		953,756
Auto Parts & Equipment — 1.2%
Aisin Corp.	3,300	114,907
Aptiv PLC†	112	9,766
Autoliv, Inc.	2,240	205,296
Daikyonishikawa Corp.	2,500	12,510
Lear Corp.	963	124,959
NPR-RIKEN Corp.	1,400	15,868
		483,306
Banks — 2.5%
ANZ Group Holdings, Ltd.	4,535	71,554
Banco BPM SpA	2,611	13,336
Bank of America Corp.	6,402	168,629
Bank of New York Mellon Corp.	330	14,025
BAWAG Group AG*	787	35,071
BOK Financial Corp.	367	24,046
Commerce Bancshares, Inc.	682	29,912
Commonwealth Bank of Australia	3,145	193,155
Cullen/Frost Bankers, Inc.	194	17,652
Jyske Bank A/S†	94	6,615
Security Description	Shares or Principal Amount	Value

Banks (continued)
KBC Ancora	87	$ 3,289
M&T Bank Corp.	69	7,780
Macquarie Group, Ltd.	379	39,085
Nordea Bank Abp	1,568	16,485
Northern Trust Corp.	1,002	66,042
Prosperity Bancshares, Inc.	1,471	80,228
Skandinaviska Enskilda Banken AB, Class A	286	3,190
Societe Generale SA	787	17,696
State Street Corp.	132	8,531
Swedbank AB, Class A	284	4,670
UBS Group AG	6,501	151,865
		972,856
Beverages — 0.4%
Coca-Cola Co.	1,660	93,773
Monster Beverage Corp.†	703	35,923
PepsiCo, Inc.	84	13,716
		143,412
Biotechnology — 1.6%
Aurinia Pharmaceuticals, Inc.†	1,979	14,526
BioMarin Pharmaceutical, Inc.†	277	22,562
Gilead Sciences, Inc.	327	25,683
Incyte Corp.†	1,854	99,986
Moderna, Inc.†	1,245	94,570
Royalty Pharma PLC, Class A	6,434	172,882
Sarepta Therapeutics, Inc.†	58	3,904
United Therapeutics Corp.†	19	4,234
Vertex Pharmaceuticals, Inc.†	541	195,901
		634,248
Building Materials — 1.1%
AAON, Inc.	208	11,332
Holcim AG	207	12,816
Johnson Controls International PLC	284	13,922
Lennox International, Inc.	109	40,389
Martin Marietta Materials, Inc.	90	36,804
Summit Materials, Inc., Class A†	1,363	44,843
Trane Technologies PLC	97	18,460
Vulcan Materials Co.	1,355	266,244
		444,810
Chemicals — 1.4%
Air Liquide SA	1,382	236,858
Air Products & Chemicals, Inc.	91	25,702
Dow, Inc.	294	14,212
Innospec, Inc.	1,270	124,460
Linde PLC	255	97,451
Mosaic Co.	137	4,450
RPM International, Inc.	121	11,044
Sherwin-Williams Co.	98	23,344
		537,521
Coal — 0.1%
Whitehaven Coal, Ltd.	9,426	44,978
Commercial Services — 0.5%
Amadeus IT Group SA	425	24,281
Cintas Corp.	36	18,256
Coursera, Inc.†	646	11,202
Dai Nippon Printing Co., Ltd.	700	18,269
Edenred	592	31,610
Equifax, Inc.	45	7,631
Gartner, Inc.†	40	13,281

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
H&R Block, Inc.	203	$ 8,333
Kyodo Printing Co., Ltd.	800	16,963
Service Corp. International	61	3,320
Takara & Co., Ltd.	2,700	42,888
Tanseisha Co., Ltd.	2,000	11,225
		207,259
Computers — 5.1%
Apple, Inc.	4,531	773,759
Crowdstrike Holdings, Inc., Class A†	87	15,379
Dell Technologies, Inc., Class C	2,336	156,302
ExlService Holdings, Inc.†	4,589	119,819
Fortinet, Inc.†	3,514	200,895
Hewlett Packard Enterprise Co.	16,851	259,168
HP, Inc.	354	9,321
International Business Machines Corp.	379	54,819
Parsons Corp.†	405	22,903
Seagate Technology Holdings PLC	3,790	258,668
SRA Holdings	2,500	54,152
Super Micro Computer, Inc.†	241	57,712
Zscaler, Inc.†	22	3,491
		1,986,388
Distribution/Wholesale — 0.6%
Ferguson PLC	611	91,772
LKQ Corp.	3,100	136,152
		227,924
Diversified Financial Services — 3.0%
Ally Financial, Inc.	400	9,676
Ameriprise Financial, Inc.	84	26,424
Capital One Financial Corp.	1,560	158,012
CME Group, Inc.	149	31,806
Interactive Brokers Group, Inc., Class A	42	3,363
Julius Baer Group, Ltd.	1,365	80,840
Marusan Securities Co., Ltd.	4,700	25,490
Mitsubishi HC Capital, Inc.	6,500	42,645
Nasdaq, Inc.	239	11,854
OneMain Holdings, Inc.	377	13,546
ORIX Corp.	10,800	196,178
SoFi Technologies, Inc.†	381	2,877
Stifel Financial Corp.	1,012	57,684
Synchrony Financial	4,025	112,901
Tokai Tokyo Financial Holdings, Inc.	4,800	16,280
Tokyo Century Corp.	200	7,686
Visa, Inc., Class A	1,619	380,627
		1,177,889
Electric — 0.9%
Chubu Electric Power Co., Inc.	300	3,642
E.ON SE	13,562	160,939
Edison International	159	10,026
Engie SA	9,142	145,593
Entergy Corp.	88	8,412
National Grid PLC	1,205	14,321
SSE PLC	210	4,181
WEC Energy Group, Inc.	130	10,581
		357,695
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,045	147,105
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Encore Wire Corp.	212	$ 37,912
Schneider Electric SE	661	101,645
		286,662
Electronics — 1.5%
ABB, Ltd.	8,103	272,445
Atkore, Inc.†	283	35,171
Avnet, Inc.	497	23,026
Mettler-Toledo International, Inc.†	141	138,913
Mutoh Holdings Co., Ltd.	1,000	13,127
nVent Electric PLC	341	16,412
SCREEN Holdings Co., Ltd.	1,800	83,658
Woodward, Inc.	24	2,993
		585,745
Engineering & Construction — 0.2%
Arcosa, Inc.	41	2,832
Comfort Systems USA, Inc.	120	21,822
PS Mitsubishi Construction Co., Ltd.	1,800	9,724
Strabag SE	485	19,163
Takadakiko Co., Ltd.	500	10,148
		63,689
Entertainment — 0.0%
Caesars Entertainment, Inc.†	85	3,391
Environmental Control — 0.1%
Republic Services, Inc.	232	34,450
Food — 1.3%
B&G Foods, Inc.	1,114	8,990
General Mills, Inc.	387	25,248
Koninklijke Ahold Delhaize NV	2,903	85,936
Kraft Heinz Co.	263	8,274
Kroger Co.	278	12,613
Miyoshi Oil & Fat Co., Ltd.	10,000	86,771
Nestle SA	1,320	142,407
Seaboard Corp.	4	14,028
Woolworths Group, Ltd.	5,180	115,979
		500,246
Food Service — 0.1%
Compass Group PLC	1,539	38,833
Forest Products & Paper — 0.1%
Semapa-Sociedade de Investimento e Gestao	1,919	27,154
Gas — 0.0%
Toho Gas Co., Ltd.	300	5,147
Healthcare-Products — 0.5%
Agilent Technologies, Inc.	121	12,508
Boston Scientific Corp.†	595	30,458
Bruker Corp.	1,117	63,669
Hologic, Inc.†	102	6,749
IDEXX Laboratories, Inc.†	14	5,593
Intuitive Surgical, Inc.†	145	38,022
Penumbra, Inc.†	32	6,117
Stryker Corp.	148	39,992
Teleflex, Inc.	18	3,325
		206,433
Healthcare-Services — 2.4%
Centene Corp.†	4,013	276,817
Chemed Corp.	6	3,376
Elevance Health, Inc.	732	329,466
HCA Healthcare, Inc.	45	10,176

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Humana, Inc.	54	$ 28,279
Medpace Holdings, Inc.†	270	65,521
Molina Healthcare, Inc.†	24	7,991
UnitedHealth Group, Inc.	414	221,722
Universal Health Services, Inc., Class B	26	3,273
		946,621
Holding Companies-Diversified — 0.3%
Jardine Matheson Holdings, Ltd.	2,500	101,208
Swire Pacific, Ltd., Class B	12,500	12,873
		114,081
Home Builders — 0.3%
D.R. Horton, Inc.	393	41,029
Lennar Corp., Class A	109	11,628
M/I Homes, Inc.†	995	81,660
		134,317
Household Products/Wares — 0.7%
Kimberly-Clark Corp.	2,297	274,813
Insurance — 4.7%
AIA Group, Ltd.	26,800	233,406
American Financial Group, Inc.	28	3,062
Aviva PLC	5,805	28,168
Berkshire Hathaway, Inc., Class B†	1,542	526,331
CNA Financial Corp.	838	33,855
Equitable Holdings, Inc.	1,891	50,244
Everest Group, Ltd.	15	5,934
Globe Life, Inc.	62	7,214
Hannover Rueck SE	81	17,837
Insurance Australia Group, Ltd.†	13,556	49,144
Kinsale Capital Group, Inc.	107	35,728
Loews Corp.	77	4,929
MetLife, Inc.	157	9,422
MS&AD Insurance Group Holdings, Inc.	2,500	91,299
Muenchener Rueckversicherungs-Gesellschaft AG	797	319,145
Progressive Corp.	479	75,725
Sompo Holdings, Inc.	5,400	233,434
T&D Holdings, Inc.	800	14,201
Travelers Cos., Inc.	201	33,655
W.R. Berkley Corp.	1,279	86,230
		1,858,963
Internet — 5.4%
Alphabet, Inc., Class A†	4,284	531,559
Alphabet, Inc., Class C†	2,379	298,089
Amazon.com, Inc.†	4,709	626,721
Bumble, Inc., Class A†	2,521	33,882
Meta Platforms, Inc., Class A†	916	275,963
Netflix, Inc.†	356	146,562
Okta, Inc.†	62	4,179
VeriSign, Inc.†	915	182,689
Wix.com, Ltd.†	80	6,392
		2,106,036
Investment Companies — 0.7%
Investor AB, Class B	15,402	283,147
Iron/Steel — 1.3%
Carpenter Technology Corp.	584	36,628
JFE Holdings, Inc.	13,400	186,653
Kobe Steel, Ltd.	11,000	129,123
Kyoei Steel, Ltd.	4,900	62,246
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Nippon Steel Corp.	3,900	$ 84,054
Sanyo Special Steel Co., Ltd.	200	3,400
United States Steel Corp.	92	3,118
		505,222
Lodging — 1.2%
Boyd Gaming Corp.	788	43,537
Las Vegas Sands Corp.	4,794	227,523
Wynn Resorts, Ltd.	2,391	209,882
		480,942
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	215	48,601
Epiroc AB, Class B	1,835	25,450
		74,051
Machinery-Diversified — 0.1%
Atlas Copco AB, Class B	926	10,390
Rockwell Automation, Inc.	49	12,877
		23,267
Media — 0.2%
Cable One, Inc.	21	11,548
Informa PLC	1,443	12,532
News Corp., Class A	1,784	36,893
Paramount Global, Class B	266	2,894
		63,867
Metal Fabricate/Hardware — 0.3%
Daiichi Jitsugyo Co., Ltd.	2,700	34,729
SKF AB, Class B	599	9,683
Tenaris SA	3,920	61,715
		106,127
Mining — 0.2%
BHP Group, Ltd. (ASE)	366	10,449
BHP Group, Ltd. (LSE)	1,684	47,931
Freeport-McMoRan, Inc.	593	20,031
Glencore PLC	2,396	12,659
		91,070
Miscellaneous Manufacturing — 0.3%
Illinois Tool Works, Inc.	126	28,239
Parker-Hannifin Corp.	34	12,543
Siemens AG	313	41,389
Smiths Group PLC	1,139	22,356
		104,527
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,011	45,408
Office Furnishings — 0.2%
Itoki Corp.	2,600	25,126
Okamura Corp.	3,700	52,629
		77,755
Oil & Gas — 1.2%
Antero Resources Corp.†	1,581	46,545
BP PLC ADR	4,885	178,693
ConocoPhillips	63	7,484
Coterra Energy, Inc.	241	6,627
Hess Corp.	487	70,323
Inpex Corp.	600	8,810
Nabors Industries, Ltd.†	53	5,175
Shell PLC	3,194	104,340

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	94	$ 11,938
Woodside Energy Group, Ltd.	1,419	30,833
		470,768
Oil & Gas Services — 0.1%
Aker Solutions ASA	2,130	8,493
Baker Hughes Co.	415	14,284
Halliburton Co.	369	14,517
PGS ASA†	18,017	16,262
		53,556
Pharmaceuticals — 2.7%
AbbVie, Inc.	2,332	329,232
Bristol-Myers Squibb Co.	874	45,037
Cigna Group	99	30,611
CVS Health Corp.	531	36,644
Elanco Animal Health, Inc.†	5,159	45,451
GSK PLC ADR	699	24,954
McKesson Corp.	58	26,411
Merck & Co., Inc.	1,053	108,143
Neurocrine Biosciences, Inc.†	41	4,549
Novartis AG	384	35,850
Organon & Co.	1,506	22,274
Otsuka Holdings Co., Ltd.	1,100	37,076
Prestige Consumer Healthcare, Inc.†	189	11,219
Roche Holding AG	31	8,009
Sanofi SA	3,002	273,982
Sumitomo Pharma Co., Ltd.	1,000	3,066
Zoetis, Inc.	193	30,301
		1,072,809
Pipelines — 0.0%
Cheniere Energy, Inc.	101	16,808
Real Estate — 0.5%
Mitsui Fudosan Co., Ltd.	3,400	73,677
Tokyu Fudosan Holdings Corp.	20,600	120,033
		193,710
REITS — 1.6%
AvalonBay Communities, Inc.	55	9,116
Camden Property Trust	56	4,753
Chatham Lodging Trust	10,495	97,079
Equity Residential	145	8,023
First Industrial Realty Trust, Inc.	345	14,594
Host Hotels & Resorts, Inc.	9,663	149,583
Lamar Advertising Co., Class A	35	2,879
Mid-America Apartment Communities, Inc.	48	5,671
Park Hotels & Resorts, Inc.	10,295	118,701
Prologis, Inc.	964	97,123
Rexford Industrial Realty, Inc.	86	3,719
RLJ Lodging Trust	1,689	15,877
Ryman Hospitality Properties, Inc.	217	18,575
SBA Communications Corp.	314	65,510
		611,203
Retail — 1.8%
Burlington Stores, Inc.†	669	80,969
CarMax, Inc.†	78	4,765
Chipotle Mexican Grill, Inc.†	11	21,364
Costco Wholesale Corp.	693	382,841
Domino's Pizza, Inc.	15	5,085
Industria de Diseno Textil SA	3,187	110,085
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lululemon Athletica, Inc.†	46	$ 18,100
O'Reilly Automotive, Inc.†	26	24,191
Ross Stores, Inc.	31	3,595
TJX Cos., Inc.	479	42,186
		693,181
Semiconductors — 2.4%
Applied Materials, Inc.	349	46,190
ASML Holding NV	488	293,561
Broadcom, Inc.	42	35,338
Infineon Technologies AG	1,802	52,360
KLA Corp.	66	31,000
Lam Research Corp.	30	17,647
Microchip Technology, Inc.	221	15,755
NVIDIA Corp.	968	394,750
Teradyne, Inc.	64	5,329
Texas Instruments, Inc.	194	27,550
		919,480
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	78	3,186
Software — 6.3%
Adobe, Inc.†	463	246,344
Clear Secure, Inc., Class A	948	15,945
Confluent, Inc., Class A†	106	3,064
Core Corp.	1,000	11,299
Dassault Systemes SE	310	12,786
Dropbox, Inc., Class A†	1,890	49,707
Duolingo, Inc.†	357	52,140
Fair Isaac Corp.†	10	8,459
HubSpot, Inc.†	89	37,715
Instructure Holdings, Inc.†	136	3,350
Intuit, Inc.	676	334,586
Jastec Co., Ltd.	2,400	24,607
Microsoft Corp.	3,234	1,093,448
MongoDB, Inc.†	27	9,304
MSCI, Inc.	32	15,090
Oracle Corp.	633	65,452
Paycom Software, Inc.	96	23,517
Salesforce, Inc.†	394	79,127
SAP SE	2,643	354,162
ServiceNow, Inc.†	10	5,818
Vimeo, Inc.†	3,100	9,548
VMware, Inc., Class A†	83	12,089
		2,467,557
Telecommunications — 0.8%
Arista Networks, Inc.†	98	19,636
Cisco Systems, Inc.	1,648	85,910
KDDI Corp.	300	8,949
Motorola Solutions, Inc.	68	18,935
Nippon Telegraph & Telephone Corp.	77,700	91,072
SoftBank Group Corp.	2,300	94,354
		318,856
Textiles — 0.0%
Kyowa Leather Cloth Co., Ltd.	2,700	11,774
Transportation — 1.1%
BW Offshore, Ltd.	6,898	14,395
C.H. Robinson Worldwide, Inc.	47	3,846
Euronav NV	1,093	19,563
FedEx Corp.	96	23,050
Hafnia, Ltd.	6,088	39,978

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Nippon Yusen KK	2,600	$ 63,087
Nordic American Tankers, Ltd.	14,552	66,794
Saia, Inc.†	11	3,943
Scorpio Tankers, Inc.	240	13,476
Teekay Tankers, Ltd., Class A	1,801	89,510
Union Pacific Corp.	254	52,733
United Parcel Service, Inc., Class B	261	36,866
		427,241
Total Common Stocks (cost $25,500,875)		25,882,071
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
iShares Global Infrastructure ETF (cost $1,039,356)	23,217	978,132
Total Long-Term Investment Securities (cost $26,540,231)		26,860,203
SHORT-TERM INVESTMENTS — 29.7%
Unaffiliated Investment Companies — 29.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(1) (cost $11,630,375)	11,630,375	11,630,375
TOTAL INVESTMENTS (cost $38,170,606)	98.2%	38,490,578
Other assets less liabilities	1.8	709,498
NET ASSETS	100.0%	$39,200,076
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $35,071 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2023.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.7950%	5,050,000	USD	5,050,000	1.000%	Quarterly	Dec 2028	$57,332	$(11,160)	$46,172
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro STOXX 50 Index	December 2023	$42,749	$43,289	$540
						Unrealized (Depreciation)
8	Long	MSCI Emerging Markets Index	December 2023	$ 392,296	$ 367,680	$ (24,616)
3	Long	S&P 500 E-Mini Index	December 2023	659,840	631,838	(28,002)
111	Long	U.S. Treasury 10 Year Notes	December 2023	12,196,806	11,785,078	(411,728)
						$(464,346)
		Net Unrealized Appreciation (Depreciation)				$(463,806)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$304,258	$591,285	$—	$895,543
Agriculture	51,178	294,108	—	345,286
Apparel	5,971	148,150	—	154,121
Auto Manufacturers	212,735	741,021	—	953,756
Auto Parts & Equipment	355,889	127,417	—	483,306
Banks	416,845	556,011	—	972,856
Building Materials	431,994	12,816	—	444,810
Chemicals	300,663	236,858	—	537,521
Coal	—	44,978	—	44,978
Commercial Services	62,023	145,236	—	207,259
Computers	1,932,236	54,152	—	1,986,388
Diversified Financial Services	808,770	369,119	—	1,177,889
Electric	29,019	328,676	—	357,695
Electrical Components & Equipment	185,017	101,645	—	286,662
Electronics	216,515	369,230	—	585,745
Engineering & Construction	24,654	39,035	—	63,689
Food	69,153	431,093	—	500,246
Food Service	—	38,833	—	38,833
Forest Products & Paper	—	27,154	—	27,154
Gas	—	5,147	—	5,147
Holding Companies-Diversified	—	114,081	—	114,081
Insurance	872,329	986,634	—	1,858,963
Investment Companies	—	283,147	—	283,147
Iron/Steel	39,746	465,476	—	505,222
Machinery-Construction & Mining	48,601	25,450	—	74,051
Machinery-Diversified	12,877	10,390	—	23,267
Media	51,335	12,532	—	63,867
Metal Fabricate/Hardware	—	106,127	—	106,127
Mining	20,031	71,039	—	91,070
Miscellaneous Manufacturing	40,782	63,745	—	104,527
Office Furnishings	—	77,755	—	77,755
Oil & Gas	326,785	143,983	—	470,768
Oil & Gas Services	28,801	24,755	—	53,556
Pharmaceuticals	714,826	357,983	—	1,072,809
Real Estate	—	193,710	—	193,710
Retail	583,096	110,085	—	693,181
Semiconductors	573,559	345,921	—	919,480
Shipbuilding	—	3,186	—	3,186
Software	2,064,703	402,854	—	2,467,557
Telecommunications	124,481	194,375	—	318,856
Textiles	—	11,774	—	11,774
Transportation	290,218	137,023	—	427,241

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Other Industries	$5,878,992	$—	$—	$5,878,992
Unaffiliated Investment Companies	978,132	—	—	978,132
Short-Term Investments	11,630,375	—	—	11,630,375
Total Investments at Value	$29,686,589	$8,803,989	$—	$38,490,578
Other Financial Instruments:†
Futures Contracts	$—	$540	$—	$540
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$11,160	$—	$11,160
Futures Contracts	464,346	—	—	464,346
Total Other Financial Instruments	$464,346	$11,160	$—	$475,506
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 50.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,081,006	$ 95,942,528
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	909,026	11,117,384
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,121,325	11,325,387
Total Domestic Equity Investment Companies (cost $109,696,414)		118,385,299
Domestic Fixed Income Investment Companies — 40.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,049,424	45,545,809
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,121,076	49,315,962
Total Domestic Fixed Income Investment Companies (cost $107,031,687)		94,861,771
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $20,923,230)	1,830,353	$ 20,975,842
TOTAL INVESTMENTS (cost $237,651,331)	100.1%	234,222,912
Other assets less liabilities	(0.1)	(136,305)
NET ASSETS	100.0%	$234,086,607
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$234,222,912	$—	$—	$234,222,912
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 65.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,198,588	$224,164,041
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,449,312	42,185,086
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,114,939	21,360,880
Total Domestic Equity Investment Companies (cost $260,431,726)		287,710,007
Domestic Fixed Income Investment Companies — 20.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,707,932	42,465,543
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,003,470	48,183,415
Total Domestic Fixed Income Investment Companies (cost $102,081,086)		90,648,958
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $59,633,466)	5,241,675	$ 60,069,599
TOTAL INVESTMENTS (cost $422,146,278)	100.0%	438,428,564
Other assets less liabilities	(0.0)	(204,817)
NET ASSETS	100.0%	$438,223,747
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$438,428,564	$—	$—	$438,428,564
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 70.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,341,110	$ 664,562,182
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,343,662	114,272,990
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,728,311	57,855,939
Total Domestic Equity Investment Companies (cost $754,560,953)		836,691,111
International Equity Investment Companies — 18.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $217,134,979)	19,079,338	218,649,211
Domestic Fixed Income Investment Companies — 10.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,372,330	57,478,420
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,347,410	$ 70,755,555
Total Domestic Fixed Income Investment Companies (cost $143,667,757)		128,233,975
TOTAL INVESTMENTS (cost $1,115,363,689)	100.0%	1,183,574,297
Other assets less liabilities	(0.0)	(460,264)
NET ASSETS	100.0%	$1,183,114,033
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,183,574,297	$—	$—	$1,183,574,297
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 6.9%
Ampol, Ltd.	10,774	$ 220,045
ANZ Group Holdings, Ltd.	136,330	2,151,026
APA Group	57,126	300,068
Aristocrat Leisure, Ltd.	26,683	662,009
ASX, Ltd.	8,753	313,213
Aurizon Holdings, Ltd.	83,219	181,717
BHP Group, Ltd. (ASE)	229,802	6,560,558
BlueScope Steel, Ltd.	20,666	247,010
Brambles, Ltd.	63,023	528,464
Cochlear, Ltd.	2,974	456,742
Coles Group, Ltd.	60,714	589,185
Commonwealth Bank of Australia	76,036	4,669,869
Computershare, Ltd.	25,930	409,194
CSL, Ltd.	21,882	3,239,760
Dexus	48,627	202,038
Endeavour Group, Ltd.	64,777	203,991
Fortescue Metals Group, Ltd.	76,820	1,090,904
Goodman Group	76,911	1,021,654
GPT Group	86,604	200,978
IDP Education, Ltd.	11,325	156,737
IGO, Ltd.	30,813	188,336
Insurance Australia Group, Ltd.†	110,762	401,544
Lendlease Corp., Ltd.	31,165	124,204
Lottery Corp., Ltd.	100,628	290,966
Macquarie Group, Ltd.	16,655	1,717,580
Medibank Private, Ltd.	124,510	272,075
Mineral Resources, Ltd.	7,940	294,607
Mirvac Group	178,394	208,660
National Australia Bank, Ltd.	142,418	2,553,764
Northern Star Resources, Ltd.	51,990	384,881
Orica, Ltd.	20,532	192,249
Origin Energy, Ltd.	77,886	452,056
Pilbara Minerals, Ltd.	121,988	288,372
Qantas Airways, Ltd.†	38,331	120,340
QBE Insurance Group, Ltd.	67,686	672,981
Ramsay Health Care, Ltd.	8,289	258,781
REA Group, Ltd.	2,389	219,621
Reece, Ltd.	10,222	113,994
Rio Tinto, Ltd.	16,840	1,259,643
Santos, Ltd.	147,330	722,960
Scentre Group	234,660	366,413
SEEK, Ltd.	16,159	213,433
Sonic Healthcare, Ltd.	20,289	372,057
South32, Ltd.	206,221	438,578
Stockland	107,925	244,924
Suncorp Group, Ltd.	58,429	498,266
Telstra Group, Ltd.	182,834	443,896
Transurban Group	139,744	1,054,953
Treasury Wine Estates, Ltd.	32,635	274,383
Vicinity, Ltd.	174,939	190,457
Washington H. Soul Pattinson & Co., Ltd.	10,608	226,187
Wesfarmers, Ltd.	51,465	1,664,737
Westpac Banking Corp.	159,183	2,094,496
WiseTech Global, Ltd.	7,502	280,352
Woodside Energy Group, Ltd.	86,133	1,871,554
Woolworths Group, Ltd.	55,284	1,237,796
		45,615,258
Austria — 0.2%
Erste Group Bank AG	15,598	557,491
OMV AG	6,658	291,705
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	3,079	$ 267,273
voestalpine AG	5,247	130,807
		1,247,276
Belgium — 0.8%
Ageas SA	7,291	280,086
Anheuser-Busch InBev SA NV	39,402	2,241,497
D'ieteren Group	983	146,165
Elia Group SA	1,329	126,400
Groupe Bruxelles Lambert NV	4,326	317,040
KBC Group NV	11,354	624,994
Lotus Bakeries NV	18	133,540
Sofina SA	697	132,774
Solvay SA, Class A	3,351	353,961
UCB SA	5,716	418,879
Umicore SA	9,469	225,176
Warehouses De Pauw CVA	7,516	186,466
		5,186,978
Bermuda — 0.2%
Aegon, Ltd.	76,295	371,259
CK Infrastructure Holdings, Ltd.	28,500	131,991
Hongkong Land Holdings, Ltd.	50,100	158,842
Jardine Matheson Holdings, Ltd.	7,200	291,478
		953,570
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	77,800	147,881
CK Asset Holdings, Ltd.	89,500	447,040
CK Hutchison Holdings, Ltd.	121,500	612,680
ESR Group, Ltd.*	99,400	127,482
Futu Holdings, Ltd. ADR†	2,487	137,904
Grab Holdings, Ltd., Class A†	84,991	260,922
HKT Trust & HKT, Ltd.	171,000	177,267
Sands China, Ltd.†	109,600	293,973
Sea, Ltd. ADR†	16,551	690,177
SITC International Holdings Co., Ltd.	61,000	94,278
WH Group, Ltd.*	377,000	225,181
Wharf Real Estate Investment Co., Ltd.	76,000	266,848
Xinyi Glass Holdings, Ltd.	75,000	86,524
		3,568,157
Denmark — 3.3%
AP Moller-Maersk A/S, Series A	137	223,532
AP Moller-Maersk A/S, Series B	220	366,112
Carlsberg A/S, Class B	4,467	533,005
Chr. Hansen Holding A/S	4,769	324,755
Coloplast A/S, Class B	6,198	646,245
Danske Bank A/S	31,289	733,304
Demant A/S†	4,571	174,507
DSV A/S	8,444	1,256,449
Genmab A/S†	2,996	848,678
Novo Nordisk A/S, Class B	148,038	14,276,092
Novozymes A/S, Class B	9,247	415,612
Orsted A/S*	8,581	415,776
Pandora A/S	3,835	434,387
ROCKWOOL A/S, Class B	413	91,880
Tryg A/S	15,839	309,386
Vestas Wind Systems A/S†	45,811	990,132
		22,039,852
Finland — 1.1%
Elisa Oyj	6,430	272,913
Fortum Oyj	20,283	241,521

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kesko Oyj, Class B	12,348	$ 209,391
Kone Oyj, Class B	15,419	668,157
Mandatum Oyj†	20,862	80,615
Metso Oyj	29,983	265,135
Neste Oyj	19,192	644,310
Nokia Oyj	242,724	809,945
Nordea Bank Abp	146,135	1,536,396
Orion Oyj, Class B	4,842	193,011
Sampo Oyj, Class A	20,862	823,309
Stora Enso Oyj, Class R	26,302	316,855
UPM-Kymmene Oyj	24,212	814,533
Wartsila Oyj Abp	21,402	254,834
		7,130,925
France — 10.9%
Accor SA	8,411	268,506
Aeroports de Paris	1,342	150,501
Air Liquide SA	23,759	4,072,014
Alstom SA	12,992	175,674
Amundi SA*	2,765	144,687
Arkema SA	2,723	255,546
AXA SA	83,251	2,470,730
BioMerieux	1,873	179,907
BNP Paribas SA	47,594	2,735,161
Bollore SE	33,469	182,920
Bouygues SA	8,649	304,844
Bureau Veritas SA	13,379	304,812
Capgemini SE	7,481	1,326,007
Carrefour SA	27,104	475,930
Cie de Saint-Gobain SA	20,983	1,146,142
Cie Generale des Etablissements Michelin SCA	30,775	913,603
Covivio SA	2,291	98,380
Credit Agricole SA	54,906	663,650
Danone SA	29,209	1,739,878
Dassault Aviation SA	936	186,168
Dassault Systemes SE	30,393	1,253,610
Edenred	11,322	604,548
Eiffage SA	3,323	302,433
Engie SA	82,854	1,319,512
EssilorLuxottica SA	13,375	2,418,914
Eurazeo SE	1,970	111,099
Gecina SA	2,078	204,361
Getlink SE	16,163	260,807
Hermes International SCA	1,437	2,694,830
Ipsen SA	1,705	201,754
Kering SA	3,377	1,365,799
Klepierre SA	9,727	236,708
La Francaise des Jeux SAEM*	4,749	153,328
Legrand SA	12,104	1,045,502
L'Oreal SA	10,941	4,589,228
LVMH Moet Hennessy Louis Vuitton SE	12,526	8,964,454
Orange SA	84,468	993,759
Pernod Ricard SA	9,277	1,649,444
Publicis Groupe SA	10,383	792,734
Remy Cointreau SA	1,033	117,647
Renault SA	8,690	305,350
Safran SA	15,506	2,415,296
Sanofi SA	51,539	4,703,790
Sartorius Stedim Biotech	1,250	235,015
Schneider Electric SE	24,686	3,796,084
SEB SA	1,126	111,495
Societe Generale SA	32,997	741,945
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	4,000	$ 423,438
Teleperformance SE	2,673	306,143
Thales SA	4,769	702,819
TotalEnergies SE	101,996	6,831,024
Valeo SE	9,357	123,516
Veolia Environnement SA	30,830	845,488
Vinci SA	24,109	2,665,980
Vivendi SE	30,718	275,071
Wendel SE	1,205	90,416
Worldline SA*†	10,898	138,097
		71,786,498
Germany — 8.0%
adidas AG	7,349	1,299,878
Allianz SE	18,296	4,276,361
BASF SE	40,548	1,867,959
Bayer AG	44,566	1,915,212
Bayerische Motoren Werke AG	13,654	1,266,016
Bayerische Motoren Werke AG (Preference Shares)	2,622	222,348
Bechtle AG	3,703	164,708
Beiersdorf AG	4,573	599,821
Brenntag SE	6,658	493,956
Carl Zeiss Meditec AG	1,820	157,417
Commerzbank AG	48,289	518,041
Continental AG	4,973	322,917
Covestro AG*†	8,735	440,872
Daimler Truck Holding AG	22,399	701,916
Delivery Hero SE*†	7,946	201,295
Deutsche Bank AG	87,924	962,856
Deutsche Boerse AG	8,619	1,415,737
Deutsche Lufthansa AG†	27,024	188,766
Deutsche Post AG	44,966	1,747,700
Deutsche Telekom AG	147,031	3,186,079
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,166	451,049
E.ON SE	101,846	1,208,594
Evonik Industries AG	9,481	174,170
Fresenius Medical Care AG & Co. KGaA	9,286	308,290
Fresenius SE & Co. KGaA	19,163	491,032
GEA Group AG	6,960	237,316
Hannover Rueck SE	2,735	602,257
Heidelberg Materials AG	6,569	475,985
HelloFresh SE†	7,039	152,855
Henkel AG & Co. KGaA	4,698	296,686
Henkel AG & Co. KGaA (Preference Shares)	7,678	552,993
Infineon Technologies AG	59,241	1,721,326
Knorr-Bremse AG	3,280	182,262
LEG Immobilien SE†	3,350	208,563
Mercedes-Benz Group AG	36,398	2,134,891
Merck KGaA	5,863	882,387
MTU Aero Engines AG	2,442	457,450
Muenchener Rueckversicherungs-Gesellschaft AG	6,191	2,479,080
Nemetschek SE	2,611	194,535
Porsche Automobil Holding SE (Preference Shares)	6,923	308,753
Puma SE	4,773	268,888
Rational AG	231	131,994
Rheinmetall AG	1,976	565,429
RWE AG	28,682	1,095,986
SAP SE	47,370	6,347,572
Sartorius AG (Preference Shares)	1,185	296,261
Scout24 SE*	3,391	207,771
Siemens AG	34,476	4,558,816
Siemens Energy AG†	23,489	207,956
Siemens Healthineers AG*	12,792	626,013

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Symrise AG	6,023	$ 613,093
Talanx AG	2,864	180,056
Telefonica Deutschland Holding AG	40,344	68,456
Volkswagen AG	1,334	153,646
Volkswagen AG (Preference Shares)	9,354	987,297
Vonovia SE	33,259	763,515
Wacker Chemie AG	825	100,828
Zalando SE*†	10,128	235,749
		52,879,655
Hong Kong — 1.8%
AIA Group, Ltd.	524,000	4,563,616
BOC Hong Kong Holdings, Ltd.	167,500	443,347
CLP Holdings, Ltd.	74,500	546,790
Galaxy Entertainment Group, Ltd.	99,000	554,524
Hang Lung Properties, Ltd.	81,000	107,136
Hang Seng Bank, Ltd.	34,600	396,245
Henderson Land Development Co., Ltd.	66,349	172,885
Hong Kong & China Gas Co., Ltd.	505,967	352,269
Hong Kong Exchanges & Clearing, Ltd.	54,600	1,898,541
Link REIT	114,740	526,164
MTR Corp., Ltd.	70,500	263,427
New World Development Co., Ltd.	68,500	125,464
Power Assets Holdings, Ltd.	63,000	301,125
Sino Land Co., Ltd.	166,000	165,618
Sun Hung Kai Properties, Ltd.	65,500	672,281
Swire Pacific, Ltd., Class A	19,500	125,361
Swire Properties, Ltd.	52,800	102,860
Techtronic Industries Co., Ltd.	62,500	566,829
		11,884,482
Ireland — 0.9%
AIB Group PLC	65,337	282,922
Bank of Ireland Group PLC	47,932	428,642
CRH PLC	32,917	1,763,364
DCC PLC	4,464	247,883
Flutter Entertainment PLC†	8,010	1,258,436
James Hardie Industries PLC CDI†	19,986	496,980
Kerry Group PLC, Class A	7,230	560,132
Kingspan Group PLC	7,015	471,716
Smurfit Kappa Group PLC	11,761	384,353
		5,894,428
Isle of Man — 0.1%
Entain PLC	28,975	329,756
Israel — 0.6%
Azrieli Group, Ltd.	1,919	82,495
Bank Hapoalim BM	57,630	411,777
Bank Leumi Le-Israel BM	69,796	448,987
Check Point Software Technologies, Ltd.†	4,246	570,026
CyberArk Software, Ltd.†	1,895	310,098
Elbit Systems, Ltd.	1,203	223,434
Global-e Online, Ltd.†	4,098	143,881
ICL Group, Ltd.	34,973	169,655
Israel Discount Bank, Ltd., Class A	55,926	245,633
Mizrahi Tefahot Bank, Ltd.	6,977	215,863
Monday.com, Ltd.†	985	128,040
NICE, Ltd.†	2,872	443,795
Teva Pharmaceutical Industries, Ltd. ADR†	50,824	436,070
Wix.com, Ltd.†	2,440	194,956
		4,024,710
Security Description	Shares or Principal Amount	Value

Italy — 1.9%
Amplifon SpA	5,629	$ 159,287
Assicurazioni Generali SpA	45,977	914,320
DiaSorin SpA	1,015	91,027
Enel SpA	368,955	2,345,976
Eni SpA	107,200	1,748,984
FinecoBank Banca Fineco SpA	27,607	325,901
Infrastrutture Wireless Italiane SpA*	15,194	166,356
Intesa Sanpaolo SpA	704,962	1,836,353
Mediobanca Banca di Credito Finanziario SpA	24,957	297,746
Moncler SpA	9,343	485,974
Nexi SpA*†	26,685	155,213
Poste Italiane SpA*	23,620	234,175
Prysmian SpA	11,913	447,101
Recordati Industria Chimica e Farmaceutica SpA	4,727	218,611
Snam SpA	91,168	418,706
Telecom Italia SpA†	450,484	116,350
Terna - Rete Elettrica Nazionale SpA	63,826	488,922
UniCredit SpA	83,638	2,092,413
		12,543,415
Japan — 22.6%
Advantest Corp.	34,800	899,323
Aeon Co., Ltd.	29,700	624,890
AGC, Inc.	8,800	299,167
Aisin Corp.	6,700	233,296
Ajinomoto Co., Inc.	20,400	746,313
ANA Holdings, Inc.†	7,200	141,041
Asahi Group Holdings, Ltd.	21,800	787,012
Asahi Intecc Co., Ltd.	9,900	165,738
Asahi Kasei Corp.	56,700	348,129
Astellas Pharma, Inc.	82,100	1,035,732
Azbil Corp.	5,200	153,706
Bandai Namco Holdings, Inc.	27,200	564,796
BayCurrent Consulting, Inc.	6,000	151,001
Bridgestone Corp.	25,900	977,253
Brother Industries, Ltd.	10,500	163,742
Canon, Inc.	45,400	1,070,255
Capcom Co., Ltd.	7,900	252,965
Central Japan Railway Co.	32,500	728,978
Chiba Bank, Ltd.	24,000	178,774
Chubu Electric Power Co., Inc.	29,100	353,293
Chugai Pharmaceutical Co., Ltd.	30,500	908,899
Concordia Financial Group, Ltd.	47,900	221,137
CyberAgent, Inc.	19,400	102,123
Dai Nippon Printing Co., Ltd.	9,900	258,376
Daifuku Co., Ltd.	13,750	230,354
Dai-ichi Life Holdings, Inc.	42,700	896,410
Daiichi Sankyo Co., Ltd.	83,900	2,155,886
Daikin Industries, Ltd.	12,000	1,728,150
Daito Trust Construction Co., Ltd.	2,800	300,644
Daiwa House Industry Co., Ltd.	26,900	740,159
Daiwa House REIT Investment Corp.	100	176,802
Daiwa Securities Group, Inc.	60,300	348,574
Denso Corp.	78,800	1,168,029
Dentsu Group, Inc.	9,200	266,281
Disco Corp.	4,200	739,281
East Japan Railway Co.	13,700	714,918
Eisai Co., Ltd.	11,400	604,859
ENEOS Holdings, Inc.	130,250	479,264
FANUC Corp.	43,200	1,108,153
Fast Retailing Co., Ltd.	7,900	1,747,185
Fuji Electric Co., Ltd.	5,800	220,791
FUJIFILM Holdings Corp.	16,900	926,234

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	8,000	$ 1,035,689
GLP J-REIT	212	189,964
GMO Payment Gateway, Inc.	1,900	76,300
Hakuhodo DY Holdings, Inc.	9,700	77,218
Hamamatsu Photonics KK	6,400	236,835
Hankyu Hanshin Holdings, Inc.	10,400	326,698
Hikari Tsushin, Inc.	900	129,985
Hirose Electric Co., Ltd.	1,435	162,579
Hitachi Construction Machinery Co., Ltd.	4,900	126,337
Hitachi, Ltd.	42,600	2,707,071
Honda Motor Co., Ltd.	209,400	2,150,565
Hoshizaki Corp.	4,900	158,263
Hoya Corp.	16,100	1,548,764
Hulic Co., Ltd.	17,400	159,401
Ibiden Co., Ltd.	5,100	217,209
Idemitsu Kosan Co., Ltd.	8,796	199,647
Iida Group Holdings Co., Ltd.	7,200	111,908
Inpex Corp.	43,900	644,612
Isuzu Motors, Ltd.	26,400	293,041
ITOCHU Corp.	53,900	1,942,019
Japan Airlines Co., Ltd.	6,500	120,367
Japan Exchange Group, Inc.	22,800	447,881
Japan Metropolitan Fund Investment Corp.	316	203,621
Japan Post Bank Co., Ltd.	65,600	607,955
Japan Post Holdings Co., Ltd.	102,100	901,702
Japan Post Insurance Co., Ltd.	8,700	166,599
Japan Real Estate Investment Corp.	58	215,485
Japan Tobacco, Inc.	54,400	1,269,922
JFE Holdings, Inc.	22,200	309,231
JSR Corp.	8,000	212,170
Kajima Corp.	19,100	316,087
Kansai Electric Power Co., Inc.	31,800	408,007
Kao Corp.	21,100	767,307
Kawasaki Kisen Kaisha, Ltd.	6,300	215,299
KDDI Corp.	67,900	2,025,564
Keio Corp.	4,700	139,164
Keisei Electric Railway Co., Ltd.	5,900	222,005
Keyence Corp.	8,800	3,406,497
Kikkoman Corp.	6,200	352,958
Kintetsu Group Holdings Co., Ltd.	8,200	230,791
Kirin Holdings Co., Ltd.	35,100	492,299
Kobayashi Pharmaceutical Co., Ltd.	2,300	94,833
Kobe Bussan Co., Ltd.	6,824	169,197
Koei Tecmo Holdings Co., Ltd.	5,320	69,581
Koito Manufacturing Co., Ltd.	9,400	140,504
Komatsu, Ltd.	41,900	971,516
Konami Group Corp.	4,600	238,964
Kose Corp.	1,500	98,624
Kubota Corp.	45,800	609,523
Kurita Water Industries, Ltd.	4,700	142,326
Kyocera Corp.	14,600	721,072
Kyowa Kirin Co., Ltd.	12,200	192,400
Lasertec Corp.	3,465	577,793
LIXIL Corp.	13,000	142,035
LY Corp.	120,800	306,001
M3, Inc.	20,000	310,260
Makita Corp.	10,200	277,825
Marubeni Corp.	65,500	965,535
MatsukiyoCocokara & Co.	15,600	273,629
Mazda Motor Corp.	25,700	248,771
McDonald's Holdings Co. Japan, Ltd.	3,900	151,945
MEIJI Holdings Co., Ltd.	10,600	261,310
Security Description	Shares or Principal Amount	Value

Japan (continued)
Minebea Mitsumi, Inc.	16,400	$ 257,128
MISUMI Group, Inc.	12,900	193,339
Mitsubishi Chemical Group Corp.	57,900	327,577
Mitsubishi Corp.	52,200	2,430,654
Mitsubishi Electric Corp.	87,700	981,673
Mitsubishi Estate Co., Ltd.	51,100	652,604
Mitsubishi HC Capital, Inc.	36,600	240,125
Mitsubishi Heavy Industries, Ltd.	14,500	742,793
Mitsubishi UFJ Financial Group, Inc.	518,000	4,352,417
Mitsui & Co., Ltd.	59,600	2,190,330
Mitsui Chemicals, Inc.	7,700	193,514
Mitsui Fudosan Co., Ltd.	40,400	875,451
Mitsui OSK Lines, Ltd.	15,600	400,638
Mizuho Financial Group, Inc.	109,380	1,859,498
MonotaRO Co., Ltd.	11,300	90,620
MS&AD Insurance Group Holdings, Inc.	19,400	708,477
Murata Manufacturing Co., Ltd.	78,300	1,299,858
NEC Corp.	11,100	535,040
Nexon Co., Ltd.	15,500	288,187
NGK Insulators, Ltd.	10,600	129,218
NIDEC Corp.	18,900	691,652
Nintendo Co., Ltd.	47,100	1,949,998
Nippon Building Fund, Inc.	69	277,238
Nippon Express Holdings, Inc.	3,300	169,595
Nippon Paint Holdings Co., Ltd.	42,900	288,388
Nippon Prologis REIT, Inc.	103	183,165
Nippon Sanso Holdings Corp.	7,900	198,860
Nippon Steel Corp.	38,800	836,227
Nippon Telegraph & Telephone Corp.	1,355,500	1,588,772
Nippon Yusen KK	22,000	533,815
Nissan Chemical Corp.	5,700	232,031
Nissan Motor Co., Ltd.	104,900	403,303
Nissin Foods Holdings Co., Ltd.	2,800	243,495
Nitori Holdings Co., Ltd.	3,600	391,088
Nitto Denko Corp.	6,500	421,444
Nomura Holdings, Inc.	136,300	525,866
Nomura Real Estate Holdings, Inc.	5,000	116,437
Nomura Real Estate Master Fund, Inc.	192	211,796
Nomura Research Institute, Ltd.	17,500	462,096
NTT Data Group Corp.	28,500	352,091
Obayashi Corp.	29,400	251,966
OBIC Co., Ltd.	3,200	474,635
Odakyu Electric Railway Co., Ltd.	14,200	202,246
Oji Holdings Corp.	39,000	166,900
Olympus Corp.	57,400	769,341
Omron Corp.	7,900	283,854
Ono Pharmaceutical Co., Ltd.	17,600	303,836
Open House Group Co., Ltd.	3,600	118,447
Oracle Corp. Japan	1,700	120,733
Oriental Land Co., Ltd.	49,500	1,603,229
ORIX Corp.	53,200	966,359
Osaka Gas Co., Ltd.	17,000	320,587
Otsuka Corp.	5,200	208,390
Otsuka Holdings Co., Ltd.	17,700	596,591
Pan Pacific International Holdings Corp.	17,300	338,843
Panasonic Holdings Corp.	100,200	876,047
Persol Holdings Co., Ltd.	84,810	127,150
Rakuten Group, Inc.	67,800	251,705
Recruit Holdings Co., Ltd.	65,400	1,891,688
Renesas Electronics Corp.†	57,779	759,506
Resona Holdings, Inc.	97,100	519,873
Ricoh Co., Ltd.	24,800	200,687
Rohm Co., Ltd.	16,000	255,132

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	11,100	$ 239,205
SCSK Corp.	7,106	121,665
Secom Co., Ltd.	9,500	660,664
Seiko Epson Corp.	13,100	181,867
Sekisui Chemical Co., Ltd.	17,400	238,078
Sekisui House, Ltd.	27,100	530,158
Seven & i Holdings Co., Ltd.	34,200	1,244,931
SG Holdings Co., Ltd.	14,500	205,315
Sharp Corp.	11,800	74,039
Shimadzu Corp.	10,700	252,741
Shimano, Inc.	3,500	506,859
Shimizu Corp.	25,300	180,138
Shin-Etsu Chemical Co., Ltd.	82,600	2,471,754
Shionogi & Co., Ltd.	11,800	547,224
Shiseido Co., Ltd.	18,100	572,977
Shizuoka Financial Group, Inc.	21,200	179,650
SMC Corp.	2,600	1,198,270
SoftBank Corp.	130,300	1,471,421
SoftBank Group Corp.	46,700	1,915,786
Sompo Holdings, Inc.	13,400	579,262
Sony Group Corp.	57,200	4,734,091
Square Enix Holdings Co., Ltd.	3,900	130,056
Subaru Corp.	27,900	479,225
SUMCO Corp.	15,839	204,792
Sumitomo Chemical Co., Ltd.	63,600	161,320
Sumitomo Corp.	47,400	936,613
Sumitomo Electric Industries, Ltd.	32,300	337,322
Sumitomo Metal Mining Co., Ltd.	11,200	315,423
Sumitomo Mitsui Financial Group, Inc.	57,600	2,765,503
Sumitomo Mitsui Trust Holdings, Inc.	14,900	554,893
Sumitomo Realty & Development Co., Ltd.	13,000	326,490
Suntory Beverage & Food, Ltd.	6,300	189,012
Suzuki Motor Corp.	16,700	648,084
Sysmex Corp.	7,600	369,727
T&D Holdings, Inc.	22,600	401,173
Taisei Corp.	7,700	260,331
Takeda Pharmaceutical Co., Ltd.	71,800	1,947,253
TDK Corp.	17,600	660,880
Terumo Corp.	30,500	831,467
TIS, Inc.	10,015	214,801
Tobu Railway Co., Ltd.	8,600	206,804
Toho Co., Ltd.	5,100	174,291
Tokio Marine Holdings, Inc.	81,800	1,823,282
Tokyo Electric Power Co. Holdings, Inc.†	69,000	292,658
Tokyo Electron, Ltd.	21,400	2,874,516
Tokyo Gas Co., Ltd.	17,800	396,874
Tokyu Corp.	22,700	256,174
Toppan Holdings, Inc.	11,200	258,334
Toray Industries, Inc.	62,700	306,697
Toshiba Corp.†	18,700	567,883
Tosoh Corp.	11,800	144,082
TOTO, Ltd.	6,000	144,423
Toyota Industries Corp.	6,600	490,483
Toyota Motor Corp.	481,100	8,484,379
Toyota Tsusho Corp.	9,600	510,333
Trend Micro, Inc.	6,100	230,467
Unicharm Corp.	18,300	620,297
USS Co., Ltd.	9,300	162,489
Welcia Holdings Co., Ltd.	4,300	71,062
West Japan Railway Co.	10,000	381,151
Yakult Honsha Co., Ltd.	11,600	273,001
Yamaha Corp.	6,400	170,605
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yamaha Motor Co., Ltd.	13,500	$ 329,172
Yamato Holdings Co., Ltd.	12,100	201,838
Yaskawa Electric Corp.	10,900	357,425
Yokogawa Electric Corp.	10,400	188,464
Zensho Holdings Co., Ltd.	4,200	221,507
ZOZO, Inc.	6,400	121,507
		148,941,474
Jersey — 0.6%
Experian PLC	41,735	1,269,568
Glencore PLC	477,786	2,524,294
WPP PLC	48,584	418,490
		4,212,352
Luxembourg — 0.2%
ArcelorMittal SA	23,212	512,869
Eurofins Scientific SE	6,100	310,221
Tenaris SA	21,349	336,112
		1,159,202
Netherlands — 5.8%
ABN AMRO Bank NV CVA*	18,260	245,306
Adyen NV*†	985	665,862
AerCap Holdings NV†	7,919	491,928
Airbus SE	26,891	3,596,886
Akzo Nobel NV	7,739	519,763
Argenx SE†	2,538	1,196,006
ASM International NV	2,130	880,929
ASML Holding NV	18,288	11,001,320
ASR Nederland NV	7,251	270,211
BE Semiconductor Industries NV	3,497	361,199
CNH Industrial NV	46,420	514,816
Davide Campari-Milano NV	23,632	261,326
Euronext NV*	3,874	269,852
EXOR NV	4,903	420,367
Ferrari NV	5,718	1,730,747
Ferrovial SE	23,099	696,095
Heineken Holding NV	5,880	448,229
Heineken NV	13,065	1,173,886
IMCD NV	2,576	310,643
ING Groep NV	164,193	2,105,417
JDE Peet's NV	5,682	157,854
Koninklijke Ahold Delhaize NV	44,111	1,305,806
Koninklijke KPN NV	146,023	491,125
Koninklijke Philips NV†	42,085	798,544
NN Group NV	11,337	364,098
OCI NV	4,770	111,095
Prosus NV	69,343	1,942,257
QIAGEN NV†	10,344	383,351
Randstad NV	4,990	258,359
Stellantis NV	100,362	1,876,977
STMicroelectronics NV	31,004	1,188,040
Universal Music Group NV	37,168	906,289
Wolters Kluwer NV	11,682	1,502,171
		38,446,754
New Zealand — 0.3%
Auckland International Airport, Ltd.	56,599	242,046
EBOS Group, Ltd.	6,930	140,979
Fisher & Paykel Healthcare Corp., Ltd.	26,194	317,877
Mercury NZ, Ltd.	31,349	107,920
Meridian Energy, Ltd.	58,393	164,743

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	83,695	$ 243,004
Xero, Ltd.†	6,524	446,798
		1,663,367
Norway — 0.7%
Adevinta ASA†	13,175	115,949
Aker BP ASA	14,287	410,960
DNB Bank ASA	42,056	758,361
Equinor ASA	40,869	1,367,095
Gjensidige Forsikring ASA	9,042	135,446
Kongsberg Gruppen ASA	4,008	163,705
Mowi ASA	19,872	322,676
Norsk Hydro ASA	60,187	343,328
Orkla ASA	33,956	234,325
Salmar ASA	3,281	155,746
Telenor ASA	31,635	323,420
Yara International ASA	7,486	243,928
		4,574,939
Portugal — 0.2%
EDP - Energias de Portugal SA	142,351	600,445
Galp Energia SGPS SA	22,247	334,918
Jeronimo Martins SGPS SA	12,803	298,229
		1,233,592
Singapore — 1.3%
CapitaLand Ascendas REIT	169,279	321,604
CapitaLand Integrated Commercial Trust	240,479	310,015
CapitaLand Investment, Ltd.	117,600	253,239
City Developments, Ltd.	22,600	104,510
DBS Group Holdings, Ltd.	82,200	1,976,415
Genting Singapore, Ltd.	273,400	171,900
Jardine Cycle & Carriage, Ltd.	4,500	92,712
Keppel Corp., Ltd.	65,800	298,976
Keppel REIT	13,160	7,643
Mapletree Logistics Trust	156,277	167,864
Mapletree Pan Asia Commercial Trust	106,600	103,725
Oversea-Chinese Banking Corp., Ltd.	153,600	1,423,023
Seatrium, Ltd.†	2,012,049	164,905
Sembcorp Industries, Ltd.	40,544	135,977
Singapore Airlines, Ltd.	67,550	301,830
Singapore Exchange, Ltd.	38,800	268,879
Singapore Technologies Engineering, Ltd.	70,600	193,935
Singapore Telecommunications, Ltd.	374,600	651,488
United Overseas Bank, Ltd.	57,400	1,133,173
UOL Group, Ltd.	21,000	90,716
Wilmar International, Ltd.	86,800	226,266
		8,398,795
Spain — 2.5%
Acciona SA	1,116	140,971
ACS Actividades de Construccion y Servicios SA	9,903	358,136
Aena SME SA*	3,391	491,426
Amadeus IT Group SA	20,436	1,167,552
Banco Bilbao Vizcaya Argentaria SA	270,613	2,125,587
Banco Santander SA	734,166	2,701,554
CaixaBank SA	187,177	760,072
Cellnex Telecom SA*	25,638	755,690
Corp. ACCIONA Energias Renovables SA	2,977	81,014
EDP Renovaveis SA	13,935	225,139
Enagas SA	11,252	188,361
Endesa SA	14,360	270,602
Grifols SA†	13,486	151,815
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	276,181	$ 3,077,799
Industria de Diseno Textil SA	49,483	1,709,234
Naturgy Energy Group SA	5,699	161,393
Redeia Corp. SA	18,347	286,229
Repsol SA	57,947	846,515
Telefonica SA	234,991	904,207
		16,403,296
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	5,332	264,082
Sweden — 2.8%
Alfa Laval AB	13,098	423,867
Assa Abloy AB, Class B	45,467	968,949
Atlas Copco AB, Class A	121,862	1,576,633
Atlas Copco AB, Class B	70,790	794,272
Beijer Ref AB	17,460	166,489
Boliden AB	12,366	318,779
Epiroc AB, Class A	29,900	492,292
Epiroc AB, Class B	17,631	244,534
EQT AB	16,078	293,616
Essity AB, Class B	27,632	630,516
Evolution AB*	8,313	742,026
Fastighets AB Balder, Class B†	29,476	125,583
Getinge AB, Class B	10,341	185,905
H & M Hennes & Mauritz AB, Class B	29,299	392,284
Hexagon AB, Class B	94,182	768,699
Holmen AB, Class B	4,241	160,377
Husqvarna AB, Class B	15,863	102,770
Industrivarden AB, Class A	5,886	152,406
Industrivarden AB, Class C	6,980	180,105
Indutrade AB	12,353	219,306
Investment AB Latour, Class B	6,694	115,785
Investor AB, Class B	78,516	1,443,419
L E Lundbergforetagen AB, Class B	3,436	140,400
Lifco AB, Class B	10,539	192,661
Nibe Industrier AB, Class B	68,516	396,856
Saab AB, Series B	3,620	185,618
Sagax AB, Class B	8,948	161,682
Sandvik AB	48,368	822,888
Securitas AB, Class B	22,235	177,970
Skandinaviska Enskilda Banken AB, Class A	71,986	802,890
Skanska AB, Class B	15,382	231,720
SKF AB, Class B	15,406	249,036
Svenska Cellulosa AB SCA, Class B	27,392	376,909
Svenska Handelsbanken AB, Class A	66,166	563,290
Swedbank AB, Class A	38,514	633,324
Swedish Orphan Biovitrum AB†	8,877	182,598
Tele2 AB, Class B	24,153	171,785
Telefonaktiebolaget LM Ericsson, Class B	132,836	596,933
Telia Co. AB	107,024	226,354
Volvo AB, Class A	9,054	181,322
Volvo AB, Class B	68,473	1,356,366
Volvo Car AB, Class B†	26,941	92,930
		18,242,144
Switzerland — 9.8%
Avolta †	4,376	153,469
ABB, Ltd.	72,568	2,439,937
Adecco Group AG	7,234	273,638
Alcon, Inc.	22,668	1,624,337
Bachem Holding AG	1,526	110,669
Baloise Holding AG	2,071	296,634
Banque Cantonale Vaudoise	1,362	153,951

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Barry Callebaut AG	162	$ 245,707
BKW AG	955	160,700
Chocoladefabriken Lindt & Spruengli AG	5	544,311
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	43	476,690
Cie Financiere Richemont SA, Class A	23,680	2,795,952
Clariant AG	9,755	138,158
Coca-Cola HBC AG	10,024	260,482
DSM-Firmenich AG	8,436	766,626
EMS-Chemie Holding AG	317	216,054
Geberit AG	1,516	707,189
Givaudan SA	419	1,391,167
Helvetia Holding AG	1,678	224,756
Holcim AG	23,644	1,463,902
Julius Baer Group, Ltd.	9,345	553,445
Kuehne & Nagel International AG	2,465	665,901
Logitech International SA	7,460	585,510
Lonza Group AG	3,378	1,184,543
Nestle SA	121,120	13,066,897
Novartis AG	92,982	8,680,677
Partners Group Holding AG	1,029	1,090,109
Roche Holding AG	31,871	8,233,789
Roche Holding AG (BR)	1,447	393,832
Sandoz Group AG†	18,596	483,478
Schindler Holding AG	1,061	206,391
Schindler Holding AG (Participation Certificate)	1,841	371,772
SGS SA	6,800	554,790
SIG Group AG	13,826	305,263
Sika AG	6,639	1,584,912
Sonova Holding AG	2,358	558,759
Straumann Holding AG	5,063	603,155
Swatch Group AG (TRQX)	2,379	115,243
Swatch Group AG (XEGT)	1,308	335,029
Swiss Life Holding AG	1,339	859,735
Swiss Prime Site AG	3,468	322,870
Swiss Re AG	13,683	1,493,966
Swisscom AG	1,175	703,381
Temenos AG	2,883	207,580
UBS Group AG	149,199	3,485,321
VAT Group AG*	1,221	431,656
Zurich Insurance Group AG	6,825	3,233,737
		64,756,070
United Kingdom — 14.0%
3i Group PLC	44,153	1,042,895
Abrdn PLC	88,366	168,822
Admiral Group PLC	9,597	285,992
Anglo American PLC	57,643	1,471,415
Antofagasta PLC	17,828	291,478
Ashtead Group PLC	19,878	1,138,634
Associated British Foods PLC	15,775	388,868
AstraZeneca PLC	70,308	8,788,196
Auto Trader Group PLC*	41,531	314,908
Aviva PLC	124,217	602,741
BAE Systems PLC	138,283	1,856,507
Barclays PLC	705,660	1,128,263
Barratt Developments PLC	44,496	224,746
Berkeley Group Holdings PLC	4,830	238,039
BP PLC	787,134	4,804,928
British American Tobacco PLC	96,376	2,876,203
BT Group PLC	292,933	403,170
Bunzl PLC	15,330	547,712
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Burberry Group PLC	17,099	$ 352,304
Centrica PLC	252,421	483,977
Coca-Cola Europacific Partners PLC	9,367	548,063
Compass Group PLC	78,641	1,984,319
Croda International PLC	6,313	336,414
Diageo PLC	101,937	3,862,927
Endeavour Mining PLC	8,393	172,765
GSK PLC	185,763	3,304,784
Haleon PLC	251,346	1,006,002
Halma PLC	17,164	386,167
Hargreaves Lansdown PLC	16,083	139,010
Hikma Pharmaceuticals PLC	7,483	173,371
HSBC Holdings PLC	896,724	6,460,886
Imperial Brands PLC	39,165	835,086
Informa PLC	63,490	551,397
InterContinental Hotels Group PLC	7,636	541,125
Intertek Group PLC	7,297	340,595
J Sainsbury PLC	75,152	235,178
JD Sports Fashion PLC	117,166	181,753
Johnson Matthey PLC	8,294	150,749
Kingfisher PLC	86,413	221,398
Land Securities Group PLC	31,849	221,635
Legal & General Group PLC	271,173	698,975
Lloyds Banking Group PLC	2,921,465	1,423,876
London Stock Exchange Group PLC	19,263	1,937,388
M&G PLC	101,376	245,481
Melrose Industries PLC	61,307	348,399
Mondi PLC	21,952	354,618
National Grid PLC	167,030	1,985,033
NatWest Group PLC	263,661	573,320
Next PLC	5,464	458,430
Ocado Group PLC†	26,156	149,067
Pearson PLC	29,139	337,532
Persimmon PLC	14,440	179,095
Phoenix Group Holdings PLC	33,923	188,066
Prudential PLC	124,895	1,310,180
Reckitt Benckiser Group PLC	32,549	2,182,072
RELX PLC	85,904	3,004,830
Rentokil Initial PLC	114,317	583,798
Rio Tinto PLC	51,073	3,255,264
Rolls-Royce Holdings PLC†	381,809	1,001,544
Sage Group PLC	46,500	549,654
Schroders PLC	36,441	163,860
Segro PLC	52,778	459,982
Severn Trent PLC	11,444	371,099
Shell PLC	304,131	9,774,264
Smith & Nephew PLC	39,619	442,193
Smiths Group PLC	15,925	312,574
Spirax-Sarco Engineering PLC	3,335	332,718
SSE PLC	49,462	984,851
St. James's Place PLC	24,780	193,632
Standard Chartered PLC	107,597	831,652
Taylor Wimpey PLC	159,683	216,286
Tesco PLC	325,184	1,068,566
Unilever PLC	114,090	5,405,633
United Utilities Group PLC	30,829	399,260
Vodafone Group PLC	1,043,130	963,184
Whitbread PLC	8,977	363,954
Wise PLC, Class A†	27,796	226,609
		92,340,361

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 0.1%
Newmont Corp.†	16,226	$ 621,798
Total Common Stocks (cost $616,570,055)		646,343,186
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
United States — 0.0%
iShares MSCI EAFE ETF (cost $313,771)	4,300	287,756
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	26,484
Total Long-Term Investment Securities (cost $616,883,826)		646,657,426
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.48%, 12/28/2023(1) (cost $2,581,578)	$2,600,000	2,578,100
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $4,579,365 and collateralized by $4,674,600 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $4,670,765 (cost $4,579,161)	4,579,161	4,579,161
TOTAL INVESTMENTS (cost $624,044,565)	99.2%	653,814,687
Other assets less liabilities	0.8	5,160,092
NET ASSETS	100.0%	$658,974,779
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $7,987,651 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
134	Long	MSCI EAFE Index	December 2023	$14,031,054	$13,226,470	$(804,584)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	10.6%
Pharmaceuticals	9.4
Insurance	5.1
Oil & Gas	4.8
Food	4.2
Auto Manufacturers	3.9
Semiconductors	3.2
Telecommunications	3.1

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Mining	2.9%
Electric	2.9
Chemicals	2.8
Commercial Services	2.4
Apparel	2.3
Cosmetics/Personal Care	2.2
Retail	2.2
Healthcare-Products	2.1
Machinery-Diversified	2.0
Beverages	1.9
Building Materials	1.9
Aerospace/Defense	1.8
Diversified Financial Services	1.7
Distribution/Wholesale	1.6
Software	1.5
Electronics	1.4
Transportation	1.3
Engineering & Construction	1.3
Machinery-Construction & Mining	1.3
Computers	1.2
Miscellaneous Manufacturing	0.9
Real Estate	0.9
Entertainment	0.9
Electrical Components & Equipment	0.9
REITS	0.8
Home Furnishings	0.8
Biotechnology	0.8
Auto Parts & Equipment	0.8
Agriculture	0.7
Repurchase Agreements	0.7
Internet	0.6
Iron/Steel	0.6
Healthcare-Services	0.5
Media	0.5
Private Equity	0.5
Gas	0.5
Investment Companies	0.4
Household Products/Wares	0.4
Short-Term Investments	0.4
Toys/Games/Hobbies	0.4
Food Service	0.4
Lodging	0.4
Hand/Machine Tools	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Office/Business Equipment	0.2
Leisure Time	0.2
Packaging & Containers	0.2
Advertising	0.1
Energy-Alternate Sources	0.1
Airlines	0.1
Holding Companies-Diversified	0.1
Pipelines	0.1
99.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$1,089,003	$2,479,154	$—	$3,568,157
Finland	80,615	7,050,310	—	7,130,925
Ireland	1,763,364	4,131,064	—	5,894,428
Israel	1,783,071	2,241,639	—	4,024,710
Netherlands	491,928	37,954,826	—	38,446,754
Switzerland	483,478	64,272,592	—	64,756,070
United Kingdom	548,063	91,792,298	—	92,340,361
United States	621,798	—	—	621,798
Other Countries	—	429,559,983	—	429,559,983
Unaffiliated Investment Companies	287,756	—	—	287,756
Warrants	26,484	—	—	26,484
Short-Term Investments	—	2,578,100	—	2,578,100
Repurchase Agreements	—	4,579,161	—	4,579,161
Total Investments at Value	$7,175,560	$646,639,127	$—	$653,814,687
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$804,584	$—	$—	$804,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Aerospace/Defense — 0.6%
Moog, Inc., Class A	10,302	$ 1,195,547
Apparel — 1.2%
Crocs, Inc.†	15,471	1,381,870
On Holding AG, Class A†	41,325	1,060,813
		2,442,683
Auto Parts & Equipment — 0.2%
Gentherm, Inc.†	10,479	421,465
Biotechnology — 3.2%
Apellis Pharmaceuticals, Inc.†	20,122	979,136
Cytokinetics, Inc.†	24,489	853,687
Halozyme Therapeutics, Inc.†	46,420	1,572,245
Intra-Cellular Therapies, Inc.†	27,541	1,370,440
Karuna Therapeutics, Inc.†	6,737	1,122,452
Xenon Pharmaceuticals, Inc.†	30,725	952,475
		6,850,435
Building Materials — 3.1%
AAON, Inc.	31,552	1,718,953
AZEK Co., Inc.†	77,542	2,031,600
Eagle Materials, Inc.	10,464	1,610,514
Simpson Manufacturing Co., Inc.	8,327	1,108,990
		6,470,057
Chemicals — 0.9%
Element Solutions, Inc.	108,338	1,975,002
Commercial Services — 6.3%
ASGN, Inc.†	20,985	1,751,408
Bright Horizons Family Solutions, Inc.†	20,820	1,541,929
Flywire Corp.†	78,006	2,097,582
Morningstar, Inc.	8,930	2,261,433
R1 RCM, Inc.†	156,590	1,846,196
Shift4 Payments, Inc., Class A†	25,967	1,156,051
Stride, Inc.†	49,693	2,732,121
		13,386,720
Computers — 3.4%
CyberArk Software, Ltd.†	12,390	2,027,499
Globant SA†	10,192	1,735,596
KBR, Inc.	30,112	1,751,013
Parsons Corp.†	29,155	1,648,715
		7,162,823
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	12,969	1,201,318
Distribution/Wholesale — 1.6%
SiteOne Landscape Supply, Inc.†	13,543	1,865,819
WESCO International, Inc.	11,852	1,519,427
		3,385,246
Diversified Financial Services — 1.9%
LPL Financial Holdings, Inc.	7,156	1,606,665
TMX Group, Ltd.	114,860	2,392,037
		3,998,702
Electrical Components & Equipment — 1.3%
Littelfuse, Inc.	6,561	1,421,572
Novanta, Inc.†	10,878	1,436,549
		2,858,121
Electronics — 3.0%
Arrow Electronics, Inc.†	13,344	1,513,343
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Flex, Ltd.†	116,536	$ 2,997,306
nVent Electric PLC	38,153	1,836,304
		6,346,953
Energy-Alternate Sources — 0.5%
Shoals Technologies Group, Inc., Class A†	71,686	1,101,097
Engineering & Construction — 3.3%
AECOM	29,242	2,238,475
Construction Partners, Inc., Class A†	84,006	3,230,031
MYR Group, Inc.†	12,763	1,478,338
		6,946,844
Entertainment — 0.8%
International Game Technology PLC	66,290	1,685,092
Environmental Control — 1.0%
Clean Harbors, Inc.†	14,482	2,225,449
Food — 2.9%
Grocery Outlet Holding Corp.†	36,514	1,010,342
Performance Food Group Co.†	30,092	1,738,114
Post Holdings, Inc.†	23,938	1,921,743
Simply Good Foods Co.†	39,859	1,486,342
		6,156,541
Gas — 0.2%
New Jersey Resources Corp.	12,802	519,505
Healthcare-Products — 7.3%
10X Genomics, Inc., Class A†	43,620	1,538,914
Axonics, Inc.†	29,662	1,518,991
Glaukos Corp.†	35,079	2,392,388
iRhythm Technologies, Inc.†	14,128	1,109,330
Lantheus Holdings, Inc.†	25,397	1,640,646
Natera, Inc.†	60,661	2,394,290
Penumbra, Inc.†	8,253	1,577,561
Repligen Corp.†	18,068	2,431,230
TransMedics Group, Inc.†	22,121	829,095
		15,432,445
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	32,935	2,421,052
Surgery Partners, Inc.†	55,187	1,276,475
Tenet Healthcare Corp.†	24,654	1,323,920
		5,021,447
Home Builders — 1.3%
Cavco Industries, Inc.†	6,180	1,541,972
Installed Building Products, Inc.	11,249	1,256,176
		2,798,148
Insurance — 2.9%
BRP Group, Inc., Class A†	93,098	1,948,541
Kinsale Capital Group, Inc.	5,599	1,869,562
Selective Insurance Group, Inc.	21,705	2,259,708
		6,077,811
Internet — 0.3%
Wayfair, Inc., Class A†	12,870	548,391
Lodging — 0.9%
Wyndham Hotels & Resorts, Inc.	25,031	1,812,244

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.7%
BWX Technologies, Inc.	35,936	$ 2,669,326
Terex Corp.	22,222	1,017,768
		3,687,094
Machinery-Diversified — 1.7%
Applied Industrial Technologies, Inc.	5,012	769,392
Chart Industries, Inc.†	9,416	1,094,422
Nordson Corp.	8,536	1,814,668
		3,678,482
Metal Fabricate/Hardware — 0.9%
RBC Bearings, Inc.†	8,213	1,805,546
Miscellaneous Manufacturing — 1.7%
EnPro Industries, Inc.	9,796	1,087,944
Fabrinet†	5,646	875,130
Federal Signal Corp.	27,112	1,573,580
		3,536,654
Oil & Gas — 4.3%
Chord Energy Corp.	12,249	2,025,005
Matador Resources Co.	36,547	2,254,585
Permian Resources Corp.	189,632	2,762,938
Range Resources Corp.	58,899	2,110,940
		9,153,468
Oil & Gas Services — 2.0%
ChampionX Corp.	78,883	2,429,596
TechnipFMC PLC	80,944	1,741,915
		4,171,511
Pharmaceuticals — 1.6%
Ascendis Pharma A/S ADR†	12,580	1,123,520
Prestige Consumer Healthcare, Inc.†	32,145	1,908,127
Revance Therapeutics, Inc.†	51,982	410,138
		3,441,785
REITS — 2.0%
EastGroup Properties, Inc.	16,564	2,704,073
Terreno Realty Corp.	29,211	1,556,362
		4,260,435
Retail — 5.5%
Academy Sports & Outdoors, Inc.	31,396	1,407,797
Freshpet, Inc.†	20,715	1,189,041
Murphy USA, Inc.	2,912	1,056,153
Ollie's Bargain Outlet Holdings, Inc.†	15,322	1,183,471
Shake Shack, Inc., Class A†	26,601	1,490,720
Texas Roadhouse, Inc.	17,097	1,736,030
Wingstop, Inc.	19,164	3,502,604
		11,565,816
Security Description	Shares or Principal Amount	Value

Semiconductors — 4.4%
Allegro MicroSystems, Inc.†	36,116	$ 937,571
Axcelis Technologies, Inc.†	6,280	800,700
Diodes, Inc.†	19,024	1,238,082
Lattice Semiconductor Corp.†	37,604	2,091,158
Onto Innovation, Inc.†	15,799	1,775,334
Power Integrations, Inc.	21,931	1,520,476
Silicon Laboratories, Inc.†	11,064	1,019,880
		9,383,201
Software — 14.2%
Altair Engineering, Inc., Class A†	49,311	3,063,199
BlackLine, Inc.†	26,217	1,287,255
CCC Intelligent Solutions Holdings, Inc.†	193,050	2,079,149
Clearwater Analytics Holdings, Inc., Class A†	76,468	1,382,541
Confluent, Inc., Class A†	65,940	1,906,325
Descartes Systems Group, Inc.†	21,906	1,581,832
DigitalOcean Holdings, Inc.†	44,551	911,513
DoubleVerify Holdings, Inc.†	47,657	1,326,294
Gitlab, Inc., Class A†	37,118	1,606,467
Global-e Online, Ltd.†	30,670	1,076,824
Guidewire Software, Inc.†	31,038	2,797,455
Manhattan Associates, Inc.†	19,708	3,842,666
Paycor HCM, Inc.†	64,926	1,401,103
Procore Technologies, Inc.†	24,695	1,508,618
Verra Mobility Corp.†	110,578	2,186,127
Workiva, Inc.†	25,074	2,183,695
		30,141,063
Telecommunications — 0.6%
Iridium Communications, Inc.	34,002	1,259,774
Transportation — 2.2%
GXO Logistics, Inc.†	41,382	2,090,205
Saia, Inc.†	7,062	2,531,656
		4,621,861
Water — 0.3%
American States Water Co.	6,966	543,696
TOTAL INVESTMENTS (cost $204,011,445)	94.2%	199,270,472
Other assets less liabilities	5.8	12,193,761
NET ASSETS	100.0%	$211,464,233
†	Non-income producing security
ADR—American Depositary Receipt

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$199,270,472	$—	$—	$199,270,472
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 2.0%
Howmet Aerospace, Inc.	174,385	$ 7,690,379
Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	9,121	6,527,605
Auto Manufacturers — 0.5%
Rivian Automotive, Inc., Class A†	108,044	1,752,474
Banks — 1.8%
JPMorgan Chase & Co.	48,866	6,795,306
Biotechnology — 2.2%
Argenx SE ADR†	5,882	2,762,011
Illumina, Inc.†	50,811	5,559,739
		8,321,750
Chemicals — 2.0%
Linde PLC	20,288	7,753,262
Commercial Services — 2.3%
CoStar Group, Inc.†	122,738	9,010,197
Computers — 6.1%
Apple, Inc.	138,619	23,671,967
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	30,919	4,638,778
Diversified Financial Services — 5.6%
Mastercard, Inc., Class A	57,565	21,664,588
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	16,299	3,388,725
Entertainment — 0.8%
Caesars Entertainment, Inc.†	82,506	3,291,164
Healthcare-Products — 3.7%
Abbott Laboratories	53,477	5,056,250
Danaher Corp.	48,049	9,226,369
		14,282,619
Healthcare-Services — 3.8%
UnitedHealth Group, Inc.	27,186	14,559,734
Insurance — 2.5%
Progressive Corp.	60,120	9,504,371
Internet — 19.6%
Alphabet, Inc., Class C†	148,415	18,596,399
Amazon.com, Inc.†	197,875	26,335,184
Booking Holdings, Inc.†	2,893	8,070,197
MercadoLibre, Inc.†	1,630	2,022,406
Meta Platforms, Inc., Class A†	67,318	20,280,894
		75,305,080
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 2.8%
Deere & Co.	29,081	$ 10,625,034
Mining — 1.0%
Freeport-McMoRan, Inc.	112,932	3,814,843
Pharmaceuticals — 4.8%
AbbVie, Inc.	63,611	8,980,601
Eli Lilly & Co.	13,909	7,704,612
Madrigal Pharmaceuticals, Inc.†	15,073	1,980,291
		18,665,504
Private Equity — 1.5%
Blackstone, Inc.	64,271	5,935,427
REITS — 1.8%
American Tower Corp.	38,705	6,896,844
Retail — 2.0%
TJX Cos., Inc.	87,497	7,705,861
Semiconductors — 9.8%
Advanced Micro Devices, Inc.†	39,837	3,923,944
ASML Holding NV	12,542	7,510,275
Marvell Technology, Inc.	65,409	3,088,613
NVIDIA Corp.	40,936	16,693,701
Texas Instruments, Inc.	44,610	6,335,066
		37,551,599
Software — 18.6%
Adobe, Inc.†	15,280	8,129,877
Atlassian Corp., Class A†	25,557	4,616,616
Microsoft Corp.	130,221	44,029,022
Workday, Inc., Class A†	69,425	14,697,967
		71,473,482
Total Long-Term Investment Securities (cost $256,411,354)		380,826,593
SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper — 1.2%
Credit Agricole
5.27%, 11/01/2023 (cost $4,700,000)	$4,700,000	4,699,308
TOTAL INVESTMENTS (cost $261,111,354)	100.2%	385,525,901
Other assets less liabilities	(0.2)	(662,119)
NET ASSETS	100.0%	$384,863,782
†	Non-income producing security
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$6,527,605	$—	$6,527,605
Other Industries	374,298,988	—	—	374,298,988
Short-Term Investments	—	4,699,308	—	4,699,308
Total Investments at Value	$374,298,988	$11,226,913	$—	$385,525,901
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.1%
Advertising — 0.1%
Dentsu Group, Inc.	600	$ 17,366
Hakuhodo DY Holdings, Inc.	700	5,572
Publicis Groupe SA	546	41,687
Trade Desk, Inc., Class A†	4,810	341,318
WPP PLC	2,507	21,595
		427,538
Aerospace/Defense — 1.1%
Airbus SE	1,453	194,350
BAE Systems PLC	7,205	96,730
Dassault Aviation SA	53	10,542
Elbit Systems, Ltd.	58	10,772
General Dynamics Corp.	1,162	280,402
Howmet Aerospace, Inc.	5,582	246,166
Kawasaki Heavy Industries, Ltd.	400	8,704
Leonardo SpA	954	14,392
Melrose Industries PLC	3,185	18,100
MTU Aero Engines AG	126	23,603
Northrop Grumman Corp.	2,633	1,241,275
Rolls-Royce Holdings PLC†	19,839	52,041
RTX Corp.	3,679	299,434
Saab AB, Series B	195	9,999
Safran SA	11,876	1,849,868
Singapore Technologies Engineering, Ltd.	3,900	10,713
Thales SA	223	32,864
		4,399,955
Agriculture — 0.1%
British American Tobacco PLC	5,270	157,275
Imperial Brands PLC	2,215	47,229
Japan Tobacco, Inc.	2,600	60,695
Olam Group, Ltd.	2,400	1,734
Philip Morris International, Inc.	3,060	272,830
Wilmar International, Ltd.	7,100	18,508
		558,271
Airlines — 0.0%
ANA Holdings, Inc.†	400	7,836
Deutsche Lufthansa AG†	1,409	9,842
easyJet PLC†	1,519	6,770
Japan Airlines Co., Ltd.	300	5,555
Qantas Airways, Ltd.†	2,113	6,634
Singapore Airlines, Ltd.	3,100	13,851
		50,488
Apparel — 0.7%
adidas AG	391	69,159
Asics Corp.	400	12,665
Burberry Group PLC	900	18,543
Columbia Sportswear Co.	1,911	141,032
Hermes International SCA	79	148,150
Kering SA	163	65,924
LPP SA	3	9,664
LVMH Moet Hennessy Louis Vuitton SE	2,890	2,068,280
Puma SE	237	13,352
Ralph Lauren Corp.	2,064	232,262
		2,779,031
Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	684	63,421
Bayerische Motoren Werke AG (Preference Shares)	138	11,703
Daimler Truck Holding AG	1,223	38,325
Ferrari NV	296	89,594
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Honda Motor Co., Ltd.	11,700	$ 120,161
Isuzu Motors, Ltd.	1,500	16,650
Mazda Motor Corp.	1,400	13,552
Mercedes-Benz Group AG	1,892	110,973
Mitsubishi Motors Corp.	1,500	4,861
Nissan Motor Co., Ltd.	5,500	21,146
Porsche Automobil Holding SE (Preference Shares)	361	16,100
Stellantis NV	5,216	97,550
Subaru Corp.	1,400	24,047
Suzuki Motor Corp.	1,200	46,569
Tesla, Inc.†	5,827	1,170,295
Toyota Motor Corp.	29,300	516,716
Volkswagen AG (Preference Shares)	433	45,702
Volvo AB, Class A	498	9,973
Volvo AB, Class B	39,029	773,117
Volvo Car AB, Class B†	1,238	4,270
		3,194,725
Auto Parts & Equipment — 0.1%
Aisin Corp.	400	13,928
Bridgestone Corp.	1,400	52,824
Cie Generale des Etablissements Michelin SCA	1,682	49,933
Continental AG	250	16,234
Denso Corp.	4,800	71,149
Koito Manufacturing Co., Ltd.	600	8,968
NGK Insulators, Ltd.	600	7,314
Niterra Co., Ltd.	400	8,787
Pirelli & C SpA*	879	3,917
Stanley Electric Co., Ltd.	400	6,379
Sumitomo Electric Industries, Ltd.	1,800	18,798
Toyota Industries Corp.	500	37,158
		295,389
Banks — 4.3%
ANZ Group Holdings, Ltd.	7,085	111,788
Banca Mediolanum SpA	526	4,297
Banco Bilbao Vizcaya Argentaria SA	14,062	110,453
Banco BPM SpA	3,572	18,244
Banco Santander SA	38,150	140,383
Bank Central Asia Tbk PT	729,100	401,969
Bank Hapoalim BM	2,964	21,178
Bank Leumi Le-Israel BM	3,611	23,229
Bank of America Corp.	50,287	1,324,560
Bank Polska Kasa Opieki SA	402	12,196
Barclays PLC	34,604	55,328
BAWAG Group AG*	191	8,512
Bendigo & Adelaide Bank, Ltd.	1,339	7,449
BNP Paribas SA	2,561	147,177
CaixaBank SA	9,549	38,776
Chiba Bank, Ltd.	1,700	12,663
Citigroup, Inc.	1,913	75,544
Citizens Financial Group, Inc.	7,689	180,153
Commerzbank AG	2,480	26,605
Commonwealth Bank of Australia	3,951	242,657
Computershare, Ltd.	1,323	20,878
Concordia Financial Group, Ltd.	2,800	12,927
Credit Agricole SA	2,639	31,898
Danske Bank A/S	1,606	37,639
DBS Group Holdings, Ltd.	66,900	1,608,542
Deutsche Bank AG	4,810	52,674
DNB Bank ASA	2,110	38,048
Erste Group Bank AG	835	29,844
FinecoBank Banca Fineco SpA	1,439	16,987

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	186	$ 256,818
Fukuoka Financial Group, Inc.	500	13,147
Hang Seng Bank, Ltd.	1,700	19,469
HDFC Bank, Ltd. ADR	21,008	1,188,002
HSBC Holdings PLC	47,194	340,032
ING Bank Slaski SA†	76	3,944
ING Groep NV	8,531	109,391
Intesa Sanpaolo SpA	37,979	98,931
Israel Discount Bank, Ltd., Class A	2,916	12,807
Japan Post Bank Co., Ltd.	3,400	31,510
KBC Group NV	9,105	501,195
Kyoto Financial Group, Inc.	200	11,229
Lloyds Banking Group PLC	1,295,099	631,211
M&T Bank Corp.	4,960	559,240
Macquarie Group, Ltd.	847	87,349
Mediobanca Banca di Credito Finanziario SpA	1,502	17,919
Mitsubishi UFJ Financial Group, Inc.	76,500	642,780
Mizrahi Tefahot Bank, Ltd.	345	10,674
Mizuho Financial Group, Inc.	5,940	100,982
Morgan Stanley	20,334	1,440,054
National Australia Bank, Ltd.	7,401	132,711
NatWest Group PLC	13,155	28,605
Nordea Bank Abp	8,438	88,713
Northern Trust Corp.	3,082	203,135
Oversea-Chinese Banking Corp., Ltd.	9,100	84,307
PNC Financial Services Group, Inc.	2,335	267,287
Powszechna Kasa Oszczednosci Bank Polski SA†	2,020	20,940
Raiffeisen Bank International AG†	317	4,589
Regions Financial Corp.	18,282	265,638
Resona Holdings, Inc.	5,500	29,447
Santander Bank Polska SA†	76	8,262
Skandinaviska Enskilda Banken AB, Class A	3,928	43,811
Skandinaviska Enskilda Banken AB, Class C	34	391
Societe Generale SA	1,664	37,415
Standard Chartered PLC	5,442	42,063
State Street Corp.	2,737	176,892
Sumitomo Mitsui Financial Group, Inc.	3,100	148,838
Sumitomo Mitsui Trust Holdings, Inc.	900	33,517
Svenska Handelsbanken AB, Class A	3,713	31,610
Svenska Handelsbanken AB, Class B	83	855
Swedbank AB, Class A	2,162	35,552
Toronto-Dominion Bank	16,489	921,030
UBS Group AG	7,181	167,750
UniCredit SpA	22,464	561,993
United Overseas Bank, Ltd.	3,600	71,070
US Bancorp	19,042	607,059
Wells Fargo & Co.	56,068	2,229,824
Westpac Banking Corp.	8,272	108,841
		17,241,427
Beverages — 1.3%
Anheuser-Busch InBev SA NV	2,457	139,774
Asahi Group Holdings, Ltd.	1,200	43,322
Budweiser Brewing Co. APAC, Ltd.*	4,100	7,793
Carlsberg A/S, Class B	217	25,893
Coca-Cola Co.	62,675	3,540,511
Coca-Cola Europacific Partners PLC	487	28,494
Coca-Cola HBC AG	483	12,551
Constellation Brands, Inc., Class A	867	203,008
Davide Campari-Milano NV	1,259	13,922
Diageo PLC	14,313	542,395
Endeavour Group, Ltd.	3,209	10,106
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Heineken Holding NV	253	$ 19,286
Heineken NV	598	53,730
JDE Peet's NV	309	8,584
Keurig Dr Pepper, Inc.	9,356	283,767
Kirin Holdings Co., Ltd.	2,000	28,051
Pernod Ricard SA	471	83,743
Suntory Beverage & Food, Ltd.	300	9,001
Treasury Wine Estates, Ltd.	1,701	14,301
		5,068,232
Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc.†	1,246	189,143
Argenx SE†	78	36,757
Argenx SE†	60	28,274
Biogen, Inc.†	1,930	458,452
CSL, Ltd.	1,181	174,854
Genmab A/S†	163	46,173
Regeneron Pharmaceuticals, Inc.†	3,991	3,112,541
Royalty Pharma PLC, Class A	6,134	164,821
Vertex Pharmaceuticals, Inc.†	2,137	773,829
		4,984,844
Building Materials — 0.9%
AGC, Inc.	500	16,998
Buzzi Unicem SpA	218	5,770
Cie de Saint-Gobain SA	1,212	66,202
Daikin Industries, Ltd.	2,700	388,834
Fortune Brands Innovations, Inc.	3,570	199,206
Geberit AG	82	38,252
Heidelberg Materials AG	324	23,477
Holcim AG	1,275	78,941
Investment AB Latour, Class B	307	5,310
James Hardie Industries PLC CDI†	1,011	25,140
Kingspan Group PLC	364	24,477
LIXIL Corp.	700	7,648
Martin Marietta Materials, Inc.	1,008	412,211
Mohawk Industries, Inc.†	2,636	211,882
Nibe Industrier AB, Class B	3,614	20,933
Rinnai Corp.	300	5,503
Sika AG	363	86,658
Svenska Cellulosa AB SCA, Class B	1,413	19,443
TOTO, Ltd.	400	9,628
Trane Technologies PLC	5,073	965,442
Vulcan Materials Co.	3,822	750,985
		3,362,940
Chemicals — 1.2%
Air Liquide SA	3,521	603,458
Akzo Nobel NV	403	27,066
Asahi Kasei Corp.	3,300	20,262
Axalta Coating Systems, Ltd.†	6,765	177,446
BASF SE	2,120	97,664
Brenntag SE	356	26,412
Chr. Hansen Holding A/S	242	16,480
Covestro AG*†	456	23,015
Croda International PLC	335	17,852
Dow, Inc.	12,715	614,643
DSM-Firmenich AG	489	44,438
Eastman Chemical Co.	3,973	296,902
EMS-Chemie Holding AG	20	13,631
Evonik Industries AG	484	8,891
Givaudan SA	19	63,084
ICL Group, Ltd.	1,703	8,261
Incitec Pivot, Ltd.	4,578	7,981

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Johnson Matthey PLC	449	$ 8,161
Kansai Paint Co., Ltd.	600	8,800
Linde PLC	1,341	512,846
Mitsubishi Chemical Group Corp.	3,400	19,236
Mitsubishi Gas Chemical Co., Inc.	500	6,739
Mitsui Chemicals, Inc.	500	12,566
Nippon Paint Holdings Co., Ltd.	2,500	16,806
Nippon Sanso Holdings Corp.	500	12,586
Nissan Chemical Corp.	300	12,212
Nitto Denko Corp.	300	19,451
Novozymes A/S, Class B	483	21,709
PPG Industries, Inc.	4,771	585,736
Shin-Etsu Chemical Co., Ltd.	42,000	1,256,824
Solvay SA, Class A	169	17,851
Sumitomo Chemical Co., Ltd.	3,900	9,892
Symrise AG	306	31,148
Toray Industries, Inc.	3,900	19,077
Tosoh Corp.	800	9,768
Umicore SA	478	11,367
Yara International ASA	384	12,513
		4,672,774
Commercial Services — 1.2%
Adyen NV*†	74	50,024
Amadeus IT Group SA	1,061	60,617
Ashtead Group PLC	1,064	60,947
Atlas Arteria, Ltd.	2,754	9,346
Booz Allen Hamilton Holding Corp.	1,886	226,188
Brambles, Ltd.	3,207	26,891
Bureau Veritas SA	673	15,333
Dai Nippon Printing Co., Ltd.	600	15,659
Edenred	588	31,397
Experian PLC	2,175	66,163
FleetCor Technologies, Inc.†	667	150,188
GMO Payment Gateway, Inc.	100	4,016
IDP Education, Ltd.	656	9,079
Intertek Group PLC	380	17,737
Nexi SpA*†	1,968	11,447
Persol Holdings Co., Ltd.	5,000	7,496
Quanta Services, Inc.	2,252	376,354
Randstad NV	289	14,963
Recruit Holdings Co., Ltd.	4,000	115,700
RELX PLC	29,130	1,018,936
RELX PLC (XAMS)	18,574	647,655
Rentokil Initial PLC	5,933	30,299
S&P Global, Inc.	5,096	1,780,084
Secom Co., Ltd.	500	34,772
Securitas AB, Class B	1,186	9,493
SGS SA	358	29,208
Toppan Holdings, Inc.	800	18,452
Transurban Group	7,262	54,822
Wise PLC, Class A†	1,112	9,066
Worldline SA*†	587	7,438
		4,909,770
Computers — 2.1%
Accenture PLC, Class A	2,089	620,621
Apple, Inc.	41,288	7,050,752
AutoStore Holdings, Ltd.*†	2,101	2,319
Capgemini SE	367	65,051
Crowdstrike Holdings, Inc., Class A†	1,275	225,382
Fujitsu, Ltd.	400	51,784
Security Description	Shares or Principal Amount	Value

Computers (continued)
International Business Machines Corp.	1,144	$ 165,468
NEC Corp.	600	28,921
Nomura Research Institute, Ltd.	1,100	29,046
NTT Data Group Corp.	1,400	17,296
OBIC Co., Ltd.	200	29,665
Otsuka Corp.	300	12,022
SCSK Corp.	300	5,136
Seagate Technology Holdings PLC	3,032	206,934
Teleperformance SE	141	16,149
		8,526,546
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	231	30,299
Essity AB, Class A	61	1,398
Essity AB, Class B	1,421	32,425
Haleon PLC	11,320	45,308
Kao Corp.	1,100	40,002
Kenvue, Inc.	10,308	191,729
Kose Corp.	100	6,575
Lion Corp.	700	6,715
L'Oreal SA	544	228,182
Procter & Gamble Co.	2,509	376,425
Shiseido Co., Ltd.	900	28,490
Unicharm Corp.	1,100	37,286
Unilever PLC	5,932	281,061
		1,305,895
Distribution/Wholesale — 0.4%
Azelis Group NV	213	3,637
Bunzl PLC	796	28,440
Copart, Inc.†	8,574	373,140
D'ieteren Group	53	7,881
Ferguson PLC	2,779	417,474
ITOCHU Corp.	3,400	122,502
Marubeni Corp.	4,000	58,964
Mitsubishi Corp.	3,400	158,318
Mitsui & Co., Ltd.	3,600	132,302
Pool Corp.	400	126,308
Seven Group Holdings, Ltd.	369	6,536
Sojitz Corp.	560	11,621
Sumitomo Corp.	2,900	57,303
Toyota Tsusho Corp.	600	31,896
		1,536,322
Diversified Financial Services — 2.8%
Abrdn PLC	4,621	8,828
Acom Co., Ltd.	1,100	2,578
Air Lease Corp.	3,318	114,902
American Express Co.	7,054	1,030,096
Ameriprise Financial, Inc.	2,038	641,094
Amundi SA*	139	7,274
ASX, Ltd.	446	15,959
Capital One Financial Corp.	7,420	751,572
Charles Schwab Corp.	14,077	732,567
CME Group, Inc.	10,713	2,286,797
Daiwa Securities Group, Inc.	3,400	19,654
Deutsche Boerse AG	2,370	389,291
Hargreaves Lansdown PLC	827	7,148
Hong Kong Exchanges & Clearing, Ltd.	2,800	97,361
Japan Exchange Group, Inc.	24,800	487,169
Julius Baer Group, Ltd.	493	29,197
London Stock Exchange Group PLC	973	97,860
Mastercard, Inc., Class A	11,584	4,359,638
Mitsubishi HC Capital, Inc.	2,300	15,090

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.	6,900	$ 26,621
Nordnet AB	368	5,198
ORIX Corp.	2,700	49,045
SBI Holdings, Inc.	500	10,775
Schroders PLC	2,186	9,829
Singapore Exchange, Ltd.	1,800	12,474
St. James's Place PLC	1,294	10,111
Tokyo Century Corp.	100	3,843
		11,221,971
Electric — 2.0%
A2A SpA	3,615	6,792
Chubu Electric Power Co., Inc.	1,800	21,853
CLP Holdings, Ltd.	4,000	29,358
Contact Energy, Ltd.	1,912	8,670
E.ON SE	5,292	62,800
Edison International	2,717	171,334
EDP - Energias de Portugal SA	7,090	29,906
EDP Renovaveis SA	699	11,293
Elia Group SA	79	7,514
Endesa SA	749	14,114
Enel SpA	18,213	115,806
Engie SA	28,306	450,794
Entergy Corp.	1,011	96,642
EVN AG	92	2,497
Fortum Oyj	1,037	12,348
Hera SpA	1,896	5,326
HK Electric Investments & HK Electric Investments, Ltd.	5,500	3,050
Iberdrola SA	13,688	152,541
Kansai Electric Power Co., Inc.	2,000	25,661
Mercury NZ, Ltd.	1,569	5,401
Meridian Energy, Ltd.	2,922	8,244
National Grid PLC	8,720	103,631
NextEra Energy, Inc.	41,670	2,429,361
Origin Energy, Ltd.	4,061	23,570
Orsted A/S*	443	21,465
PG&E Corp.†	66,880	1,090,144
Power Assets Holdings, Ltd.	3,000	14,339
Public Service Enterprise Group, Inc.	12,538	772,968
Redeia Corp. SA	979	15,273
RWE AG	33,221	1,269,428
SSE PLC	24,616	490,136
Terna - Rete Elettrica Nazionale SpA	3,316	25,401
Tokyo Electric Power Co. Holdings, Inc.†	1,800	7,635
Verbund AG	197	17,101
Xcel Energy, Inc.	3,551	210,468
		7,732,864
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,090	294,209
Brother Industries, Ltd.	600	9,357
Eaton Corp. PLC	5,731	1,191,532
Energizer Holdings, Inc.	4,538	143,310
Legrand SA	10,244	884,842
Prysmian SpA	651	24,433
Schneider Electric SE	1,270	195,294
		2,742,977
Electronics — 0.6%
ABB, Ltd.	3,945	132,642
Assa Abloy AB, Class B	2,338	49,825
Garmin, Ltd.	1,775	181,991
Halma PLC	877	19,731
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hirose Electric Co., Ltd.	100	$ 11,330
Honeywell International, Inc.	1,138	208,550
Hoya Corp.	6,700	644,517
Hubbell, Inc.	724	195,552
Ibiden Co., Ltd.	300	12,777
Jabil, Inc.	2,443	300,000
Kyocera Corp.	800	39,511
Mettler-Toledo International, Inc.†	92	90,638
Minebea Mitsumi, Inc.	1,000	15,679
Murata Manufacturing Co., Ltd.	4,200	69,724
NIDEC Corp.	1,200	43,914
Sartorius AG (Preference Shares)	63	15,751
Shimadzu Corp.	600	14,172
TD SYNNEX Corp.	2,047	187,669
TDK Corp.	900	33,795
Venture Corp., Ltd.	700	5,987
Yokogawa Electric Corp.	500	9,061
		2,282,816
Energy-Alternate Sources — 0.0%
Corp. ACCIONA Energias Renovables SA	123	3,347
Vestas Wind Systems A/S†	2,381	51,462
		54,809
Engineering & Construction — 0.6%
Acciona SA	59	7,453
Ackermans & van Haaren NV	52	7,725
ACS Actividades de Construccion y Servicios SA	497	17,974
AECOM	2,126	162,745
Aena SME SA*	174	25,216
Aeroports de Paris	93	10,430
Auckland International Airport, Ltd.	3,055	13,065
Bouygues SA	476	16,777
Cellnex Telecom SA*	1,383	40,764
CK Infrastructure Holdings, Ltd.	1,500	6,947
Eiffage SA	178	16,200
Ferrovial SE	1,175	35,409
Infrastrutture Wireless Italiane SpA*	837	9,164
Japan Airport Terminal Co., Ltd.	200	8,833
Kajima Corp.	1,100	18,204
Keppel Corp., Ltd.	3,200	14,540
Lendlease Corp., Ltd.	1,625	6,476
Obayashi Corp.	1,600	13,712
Shimizu Corp.	1,500	10,680
Skanska AB, Class B	923	13,904
Strabag SE	27	1,067
Taisei Corp.	400	13,524
Vinci SA	18,145	2,006,479
Worley, Ltd.	842	8,858
		2,486,146
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,513	37,538
Entain PLC	1,505	17,128
Evolution AB*	453	40,435
Flutter Entertainment PLC†	417	65,514
Genting Singapore, Ltd.	12,800	8,048
Liberty Media Corp.-Liberty Live, Class C†	2,513	80,089
Lottery Corp., Ltd.	5,138	14,857
Oriental Land Co., Ltd.	2,800	90,688
Toho Co., Ltd.	300	10,252
Universal Music Group NV	1,778	43,354
		407,903

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	300	$ 9,085
TOMRA Systems ASA	529	4,197
		13,282
Food — 0.8%
Aeon Co., Ltd.	2,000	42,080
Ajinomoto Co., Inc.	1,300	47,559
Albertsons Cos., Inc., Class A	9,018	195,691
Axfood AB	246	5,442
Barry Callebaut AG	11	16,684
Carrefour SA	1,273	22,353
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	33,258
CK Hutchison Holdings, Ltd.	6,500	32,777
Coles Group, Ltd.	3,090	29,986
Colruyt Group NV	105	4,336
Danone SA	1,486	88,516
DFI Retail Group Holdings, Ltd.	700	1,497
Dino Polska SA*†	111	10,524
J Sainsbury PLC	4,185	13,096
Jeronimo Martins SGPS SA	640	14,908
Kerry Group PLC, Class A	368	28,510
Kesko Oyj, Class A	216	3,720
Kesko Oyj, Class B	631	10,700
Kikkoman Corp.	500	28,464
Kobe Bussan Co., Ltd.	300	7,438
Koninklijke Ahold Delhaize NV	2,291	67,820
Kraft Heinz Co.	7,440	234,062
MEIJI Holdings Co., Ltd.	700	17,256
Mowi ASA	1,050	17,050
Nestle SA	13,473	1,453,520
Nisshin Seifun Group, Inc.	700	10,562
Nissin Foods Holdings Co., Ltd.	200	17,393
Ocado Group PLC†	1,716	9,780
Orkla ASA	1,733	11,959
Post Holdings, Inc.†	2,836	227,674
Salmar ASA	167	7,927
Seven & i Holdings Co., Ltd.	11,000	400,416
Tate & Lyle PLC	946	7,274
Tesco PLC	16,859	55,399
Toyo Suisan Kaisha, Ltd.	300	13,812
WH Group, Ltd.*	18,684	11,160
Woolworths Group, Ltd.	2,826	63,274
Yakult Honsha Co., Ltd.	800	18,828
		3,282,705
Food Service — 0.0%
Compass Group PLC	4,207	106,153
Sodexo SA	194	20,537
		126,690
Forest Products & Paper — 0.0%
Holmen AB, Class B	218	8,244
Mondi PLC	1,145	18,496
Oji Holdings Corp.	2,200	9,415
Smurfit Kappa Group PLC	613	20,033
UPM-Kymmene Oyj	1,259	42,355
		98,543
Gas — 0.0%
Centrica PLC	13,229	25,365
Hong Kong & China Gas Co., Ltd.	25,530	17,775
Naturgy Energy Group SA	426	12,064
Security Description	Shares or Principal Amount	Value

Gas (continued)
Osaka Gas Co., Ltd.	1,000	$ 18,858
Snam SpA	4,806	22,072
Tokyo Gas Co., Ltd.	900	20,067
		116,201
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	11,420
Makita Corp.	700	19,066
Schindler Holding AG	46	8,948
Schindler Holding AG (Participation Certificate)	104	21,002
Techtronic Industries Co., Ltd.	3,000	27,208
		87,644
Healthcare-Products — 1.0%
Alcon, Inc.	1,178	84,413
Align Technology, Inc.†	518	95,618
Asahi Intecc Co., Ltd.	600	10,045
Boston Scientific Corp.†	5,684	290,964
Carl Zeiss Meditec AG	85	7,352
Cochlear, Ltd.	154	23,651
Coloplast A/S, Class B	276	28,777
ConvaTec Group PLC*	3,727	9,274
Cooper Cos., Inc.	725	226,019
Danaher Corp.	2,528	485,426
Demant A/S†	221	8,437
DiaSorin SpA	59	5,291
EssilorLuxottica SA	675	122,076
Exact Sciences Corp.†	4,415	271,920
Fisher & Paykel Healthcare Corp., Ltd.	1,372	16,650
FUJIFILM Holdings Corp.	1,000	54,807
Getinge AB, Class B	504	9,061
Intuitive Surgical, Inc.†	1,223	320,695
Koninklijke Philips NV†	2,190	41,554
Lifco AB, Class B	500	9,140
Medtronic PLC	1,942	137,027
Natera, Inc.†	3,189	125,870
Olympus Corp.	3,000	40,209
QIAGEN NV†	545	20,198
Sartorius Stedim Biotech	55	10,341
Siemens Healthineers AG*	665	32,544
Smith & Nephew PLC	2,069	23,092
Sonova Holding AG	117	27,725
Straumann Holding AG	274	32,642
Stryker Corp.	2,308	623,668
Sysmex Corp.	400	19,459
Terumo Corp.	1,800	49,070
Thermo Fisher Scientific, Inc.	775	344,697
Zimmer Biomet Holdings, Inc.	1,353	141,267
		3,748,979
Healthcare-Services — 1.7%
BioMerieux	112	10,758
Eurofins Scientific SE	305	15,511
Fortrea Holdings, Inc.†	2,051	58,249
Fresenius SE & Co. KGaA	970	24,855
HCA Healthcare, Inc.	1,320	298,505
Laboratory Corp. of America Holdings	1,134	226,494
Lonza Group AG	175	61,366
Medibank Private, Ltd.	6,492	14,186
NMC Health PLC†(1)	210	0
Quest Diagnostics, Inc.	1,281	166,658
Ramsay Health Care, Ltd.	437	13,643
Sonic Healthcare, Ltd.	1,111	20,373

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.	10,959	$ 5,869,202
Wuxi Biologics Cayman, Inc.*†	8,500	52,873
		6,832,673
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	400	16,193
Swire Pacific, Ltd., Class A	1,000	6,429
Swire Pacific, Ltd., Class B	2,500	2,575
		25,197
Home Builders — 0.0%
Barratt Developments PLC	2,269	11,461
Berkeley Group Holdings PLC	259	12,764
Daiwa House Industry Co., Ltd.	1,500	41,273
Haseko Corp.	500	6,152
Iida Group Holdings Co., Ltd.	400	6,217
Open House Group Co., Ltd.	200	6,580
Persimmon PLC	753	9,339
Sekisui Chemical Co., Ltd.	1,000	13,683
Sekisui House, Ltd.	1,500	29,345
Taylor Wimpey PLC	8,422	11,407
		148,221
Home Furnishings — 0.2%
Electrolux AB, Class B†	532	4,487
Hoshizaki Corp.	300	9,690
Howden Joinery Group PLC	1,340	10,397
Panasonic Holdings Corp.	5,800	50,709
Sharp Corp.	700	4,392
Sony Group Corp.	8,000	662,111
		741,786
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	233	14,714
Henkel AG & Co. KGaA (Preference Shares)	383	27,585
Reckitt Benckiser Group PLC	1,737	116,448
		158,747
Housewares — 0.0%
Newell Brands, Inc.	15,681	105,376
Insurance — 3.0%
Admiral Group PLC	614	18,297
Aegon, Ltd.	3,263	15,878
Ageas SA	403	15,481
AIA Group, Ltd.	134,800	1,173,999
Allianz SE	3,859	901,972
Assicurazioni Generali SpA	2,610	51,904
Aviva PLC	6,454	31,317
AXA SA	4,093	121,472
Baloise Holding AG	108	15,469
Berkshire Hathaway, Inc., Class B†	3,142	1,072,459
Chubb, Ltd.	1,099	235,867
CNA Financial Corp.	3,086	124,674
Dai-ichi Life Holdings, Inc.	2,300	48,284
Fairfax Financial Holdings, Ltd.	271	225,449
Gjensidige Forsikring ASA	429	6,426
Great Eastern Holdings, Ltd.	300	3,786
Hannover Rueck SE	140	30,829
Hiscox, Ltd.	835	9,553
Insurance Australia Group, Ltd.†	5,752	20,853
Japan Post Holdings Co., Ltd.	4,700	41,508
Japan Post Insurance Co., Ltd.	400	7,660
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Legal & General Group PLC	14,092	$ 36,324
Loews Corp.	9,785	626,338
M&G PLC	5,598	13,556
MGIC Investment Corp.	10,471	176,332
MS&AD Insurance Group Holdings, Inc.	1,000	36,519
Muenchener Rueckversicherungs-Gesellschaft AG	2,279	912,587
NN Group NV	696	22,353
Phoenix Group Holdings PLC	2,243	12,435
Powszechny Zaklad Ubezpieczen SA	1,315	14,869
Progressive Corp.	21,549	3,406,681
Prudential PLC	6,490	68,082
QBE Insurance Group, Ltd.	3,513	34,929
Sampo Oyj, Class A	1,097	43,293
Sompo Holdings, Inc.	800	34,583
Storebrand ASA	1,067	8,898
Suncorp Group, Ltd.	2,985	25,455
Swiss Life Holding AG	72	46,229
Swiss Re AG	681	74,354
T&D Holdings, Inc.	1,300	23,076
Talanx AG	122	7,670
Tokio Marine Holdings, Inc.	38,700	862,604
Travelers Cos., Inc.	2,434	407,549
Tryg A/S	792	15,470
UnipolSai Assicurazioni SpA	942	2,231
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	2,120
W.R. Berkley Corp.	2,760	186,079
Zurich Insurance Group AG	1,361	644,852
		11,918,605
Internet — 5.5%
Adevinta ASA†	742	6,530
Allegro.eu SA*†	976	7,002
Alphabet, Inc., Class A†	12,101	1,501,492
Alphabet, Inc., Class C†	15,053	1,886,141
Amazon.com, Inc.†	58,396	7,771,924
Auto Trader Group PLC*	2,130	16,151
Booking Holdings, Inc.†	232	647,178
CDW Corp.	591	118,436
CyberAgent, Inc.	900	4,738
Delivery Hero SE*†	471	11,932
IAC, Inc.†	4,134	175,902
JD.com, Inc. ADR	8,668	220,340
LY Corp.	6,200	15,705
M3, Inc.	1,000	15,513
Meta Platforms, Inc., Class A†	17,474	5,264,392
MonotaRO Co., Ltd.	600	4,812
Netflix, Inc.†	895	368,462
Palo Alto Networks, Inc.†	2,122	515,688
Prosus NV	3,574	100,106
Rakuten Group, Inc.	3,300	12,251
Rightmove PLC	1,925	11,141
SEEK, Ltd.	822	10,857
Tencent Holdings, Ltd.	23,700	877,963
Trend Micro, Inc.	300	11,334
Uber Technologies, Inc.†	51,807	2,242,207
ZOZO, Inc.	300	5,696
		21,823,893
Investment Companies — 0.1%
Aker ASA, Class A	53	3,181
EXOR NV	245	21,006
Groupe Bruxelles Lambert NV	228	16,709
HAL Trust	213	23,990

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies (continued)
Industrivarden AB, Class A	420	$ 10,875
Industrivarden AB, Class C	387	9,986
Investor AB, Class A	1,323	24,127
Investor AB, Class B	4,456	81,918
Kinnevik AB, Class B†	548	4,695
L E Lundbergforetagen AB, Class B	172	7,028
Sofina SA	37	7,048
Washington H. Soul Pattinson & Co., Ltd.	567	12,090
		222,653
Iron/Steel — 0.1%
ArcelorMittal SA	1,102	24,349
BlueScope Steel, Ltd.	1,063	12,706
Evraz PLC†(1)	1,200	20
Fortescue Metals Group, Ltd.	3,991	56,675
JFE Holdings, Inc.	1,400	19,501
Mineral Resources, Ltd.	393	14,582
Nippon Steel Corp.	2,200	47,415
SSAB AB, Class A	489	2,940
SSAB AB, Class B	1,489	8,674
voestalpine AG	256	6,382
		193,244
Leisure Time — 0.0%
Shimano, Inc.	200	28,963
Yamaha Corp.	400	10,663
Yamaha Motor Co., Ltd.	800	19,507
		59,133
Lodging — 0.4%
City Developments, Ltd.	1,300	6,012
Galaxy Entertainment Group, Ltd.	5,000	28,006
Hilton Worldwide Holdings, Inc.	6,993	1,059,649
InterContinental Hotels Group PLC	3,791	268,649
Marriott International, Inc., Class A	1,696	319,798
Sands China, Ltd.†	5,600	15,021
Whitbread PLC	461	18,690
		1,715,825
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	1,476	24,302
Epiroc AB, Class B	920	12,760
Hitachi Construction Machinery Co., Ltd.	200	5,157
Hitachi, Ltd.	2,200	139,802
Komatsu, Ltd.	2,300	53,329
Metso Oyj	1,660	14,679
Mitsubishi Electric Corp.	5,000	55,968
Mitsubishi Heavy Industries, Ltd.	800	40,982
Sandvik AB	2,543	43,264
Siemens Energy AG†	1,206	10,677
Weir Group PLC	612	12,746
		413,666
Machinery-Diversified — 1.1%
ANDRITZ AG	162	7,471
Atlas Copco AB, Class A	37,587	486,295
Atlas Copco AB, Class B	3,680	41,290
Beijer Ref AB	918	8,754
CNH Industrial NV	2,299	25,497
Daifuku Co., Ltd.	900	15,078
Deere & Co.	6,012	2,196,544
Dover Corp.	1,989	258,470
FANUC Corp.	2,200	56,434
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
GEA Group AG	380	$ 12,957
Hexagon AB, Class B	4,955	40,442
Husqvarna AB, Class B	937	6,070
Ingersoll Rand, Inc.	4,866	295,269
Keyence Corp.	1,500	580,653
Kone Oyj, Class B	950	41,167
Kubota Corp.	2,500	33,271
Middleby Corp.†	1,463	165,129
Omron Corp.	500	17,965
SMC Corp.	100	46,087
Spirax-Sarco Engineering PLC	174	17,359
Wartsila Oyj Abp	1,144	13,622
Yaskawa Electric Corp.	600	19,675
		4,385,499
Media — 0.3%
Bollore SE	1,879	10,269
Charter Communications, Inc., Class A†	709	285,585
Informa PLC	3,289	28,564
ITV PLC	9,078	7,055
Liberty Broadband Corp., Class C†	2,114	176,117
Liberty Media Corp.-Liberty SiriusXM†	8,551	209,927
Nexstar Media Group, Inc.	953	133,496
Pearson PLC	1,653	19,148
Schibsted ASA, Class A	168	3,360
Schibsted ASA, Class B	216	4,002
Vivendi SE	1,457	13,047
Wolters Kluwer NV	608	78,182
		968,752
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	700	10,491
SKF AB, Class A	42	678
SKF AB, Class B	884	14,290
Tenaris SA	1,086	17,098
Timken Co.	1,972	136,304
		178,861
Mining — 0.4%
Anglo American PLC	3,153	80,485
Antofagasta PLC	796	13,014
BHP Group, Ltd. (ASE)	11,942	340,929
BHP Group, Ltd. (LSE)	19,708	560,936
Boliden AB	644	16,601
Freeport-McMoRan, Inc.	3,536	119,446
Fresnillo PLC	398	2,692
Glencore PLC	26,480	139,902
IGO, Ltd.	1,555	9,504
KGHM Polska Miedz SA	294	7,830
Norsk Hydro ASA	3,320	18,938
Northern Star Resources, Ltd.	2,714	20,092
Pilbara Minerals, Ltd.	6,643	15,704
Rio Tinto PLC	2,634	167,885
Rio Tinto, Ltd.	876	65,525
South32, Ltd.	10,294	21,893
Sumitomo Metal Mining Co., Ltd.	700	19,714
		1,621,090
Miscellaneous Manufacturing — 0.1%
Alfa Laval AB	678	21,941
Alstom SA	657	8,884
Carlisle Cos., Inc.	833	211,657
Indutrade AB	626	11,113
JSR Corp.	500	13,261

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Nikon Corp.	800	$ 7,588
Orica, Ltd.	1,074	10,056
Siemens AG	1,773	234,447
Smiths Group PLC	814	15,977
Toshiba Corp.†	200	6,074
Trelleborg AB, Class B	534	13,528
		554,526
Office/Business Equipment — 0.0%
Canon, Inc.	2,300	54,220
Ricoh Co., Ltd.	1,400	11,329
Seiko Epson Corp.	700	9,718
		75,267
Oil & Gas — 3.0%
Aker BP ASA	714	20,538
Ampol, Ltd.	551	11,253
BP PLC	226,501	1,382,638
Chevron Corp.	8,373	1,220,197
ConocoPhillips	18,196	2,161,685
Coterra Energy, Inc.	5,917	162,718
DCC PLC	239	13,271
ENEOS Holdings, Inc.	7,100	26,125
Eni SpA	5,686	92,768
EOG Resources, Inc.	10,022	1,265,277
Equinor ASA	2,336	78,141
Galp Energia SGPS SA	1,052	15,837
Idemitsu Kosan Co., Ltd.	500	11,349
Inpex Corp.	2,500	36,709
Neste Oyj	1,016	34,109
OMV AG	326	14,283
Orlen SA	1,369	21,621
Phillips 66	2,926	333,769
Pioneer Natural Resources Co.	3,810	910,590
Repsol SA	3,012	44,001
Santos, Ltd.	7,579	37,191
Shell PLC	92,813	2,982,855
TotalEnergies SE	16,976	1,136,941
Var Energi ASA	864	2,913
Woodside Energy Group, Ltd.	4,468	97,084
		12,113,863
Oil & Gas Services — 0.4%
Baker Hughes Co.	27,400	943,108
TechnipFMC PLC	19,874	427,688
		1,370,796
Packaging & Containers — 0.2%
D.S. Smith PLC	3,179	11,025
Huhtamaki Oyj	217	7,447
Packaging Corp. of America	2,487	380,635
Silgan Holdings, Inc.	3,459	138,567
Stora Enso Oyj, Class A	172	2,118
Stora Enso Oyj, Class R	1,443	17,383
Svenska Cellulosa AB SCA, Class A	68	929
WestRock Co.	4,043	145,265
		703,369
Pharmaceuticals — 3.9%
AbbVie, Inc.	22,257	3,142,243
Amplifon SpA	209	5,914
Astellas Pharma, Inc.	4,300	54,247
AstraZeneca PLC	11,937	1,492,073
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bayer AG	2,316	$ 99,530
Bristol-Myers Squibb Co.	29,383	1,514,106
Cencora, Inc.	2,653	491,203
Chugai Pharmaceutical Co., Ltd.	1,600	47,680
Cigna Group	814	251,689
CVS Health Corp.	3,005	207,375
Daiichi Sankyo Co., Ltd.	4,500	115,632
Dechra Pharmaceuticals PLC	269	12,451
Eisai Co., Ltd.	700	37,141
Eli Lilly & Co.	1,958	1,084,595
GSK PLC	9,656	171,783
Henry Schein, Inc.†	2,567	166,804
Hikma Pharmaceuticals PLC	401	9,291
Ipsen SA	92	10,886
Johnson & Johnson	7,952	1,179,600
Kobayashi Pharmaceutical Co., Ltd.	100	4,123
Kyowa Kirin Co., Ltd.	600	9,462
McKesson Corp.	497	226,314
Medipal Holdings Corp.	500	8,393
Merck & Co., Inc.	2,184	224,297
Merck KGaA	305	45,903
Nippon Shinyaku Co., Ltd.	100	4,047
Novartis AG	4,885	456,057
Novo Nordisk A/S, Class B	28,701	2,767,790
Ono Pharmaceutical Co., Ltd.	1,200	20,716
Orion Oyj, Class A	66	2,623
Orion Oyj, Class B	253	10,085
Otsuka Holdings Co., Ltd.	1,300	43,817
Recordati Industria Chimica e Farmaceutica SpA	236	10,914
Roche Holding AG	4,750	1,227,150
Roche Holding AG (BR)	63	17,147
Sanofi SA	2,624	239,484
Santen Pharmaceutical Co., Ltd.	900	7,796
Shionogi & Co., Ltd.	700	32,462
Taisho Pharmaceutical Holdings Co., Ltd.	100	3,957
Takeda Pharmaceutical Co., Ltd.	3,700	100,346
Teva Pharmaceutical Industries, Ltd.†	2,643	22,689
UCB SA	286	20,959
		15,600,774
Pipelines — 0.3%
APA Group	2,968	15,590
Cheniere Energy, Inc.	1,763	293,399
Kinder Morgan, Inc.	19,611	317,698
Williams Cos., Inc.	10,441	359,170
		985,857
Private Equity — 0.3%
3i Group PLC	19,557	461,937
Blackstone, Inc.	4,468	412,620
CapitaLand Investment, Ltd.	5,600	12,059
EQT AB	811	14,810
Intermediate Capital Group PLC	694	11,023
Partners Group Holding AG	52	55,088
		967,537
Real Estate — 0.1%
Azrieli Group, Ltd.	85	3,654
Castellum AB	972	9,292
CBRE Group, Inc., Class A†	2,554	177,094
CK Asset Holdings, Ltd.	4,500	22,477
Daito Trust Construction Co., Ltd.	200	21,475
Deutsche Wohnen SE	160	3,437
ESR Group, Ltd.*	5,400	6,926

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Fastighets AB Balder, Class B†	1,562	$ 6,655
Hang Lung Properties, Ltd.	4,000	5,291
Henderson Land Development Co., Ltd.	3,000	7,817
Hulic Co., Ltd.	1,300	11,909
Mitsubishi Estate Co., Ltd.	3,200	40,868
Mitsui Fudosan Co., Ltd.	2,200	47,673
New World Development Co., Ltd.	2,750	5,037
Nomura Real Estate Holdings, Inc.	300	6,986
REA Group, Ltd.	121	11,123
Sagax AB	259	582
Sagax AB, Class B	486	8,781
Sino Land Co., Ltd.	8,000	7,982
Sumitomo Realty & Development Co., Ltd.	1,100	27,626
Sun Hung Kai Properties, Ltd.	3,500	35,923
Swire Properties, Ltd.	2,400	4,675
Tokyu Fudosan Holdings Corp.	1,400	8,158
UOL Group, Ltd.	1,200	5,184
Vonovia SE	1,920	44,077
Wharf Holdings, Ltd.	2,000	5,092
Wharf Real Estate Investment Co., Ltd.	4,000	14,045
		549,839
REITS — 1.3%
Advance Residence Investment Corp.	3	6,519
American Homes 4 Rent, Class A	6,965	228,034
Apple Hospitality REIT, Inc.	8,830	138,454
British Land Co. PLC	2,249	8,174
Brixmor Property Group, Inc.	10,729	223,056
CapitaLand Ascendas REIT	7,872	14,956
CapitaLand Integrated Commercial Trust	11,885	15,322
CBL & Associates Properties, Inc.	5,513	114,284
Daiwa House REIT Investment Corp.	5	8,840
Dexus	2,536	10,537
EastGroup Properties, Inc.	585	95,501
Federal Realty Investment Trust	2,034	185,480
Gecina SA	126	12,391
GLP J-REIT	11	9,857
Goodman Group	4,040	53,666
GPT Group	4,516	10,480
Japan Metropolitan Fund Investment Corp.	16	10,310
Japan Real Estate Investment Corp.	3	11,146
Keppel REIT	640	372
Kimco Realty Corp.	17,269	309,806
Lamar Advertising Co., Class A	2,353	193,581
Land Securities Group PLC	1,734	12,067
Link REIT	5,800	26,597
Mapletree Pan Asia Commercial Trust	5,400	5,254
Mid-America Apartment Communities, Inc.	2,208	260,875
Mirvac Group	9,302	10,880
Nippon Building Fund, Inc.	4	16,072
Nippon Prologis REIT, Inc.	6	10,670
Nomura Real Estate Master Fund, Inc.	11	12,134
Orix JREIT, Inc.	7	8,046
Prologis, Inc.	20,402	2,055,502
Public Storage	1,278	305,071
Rayonier, Inc.	7,608	192,026
Regency Centers Corp.	2,220	133,777
Scentre Group	12,235	19,105
Segro PLC	2,887	25,161
Stockland	5,627	12,770
United Urban Investment Corp.	7	7,052
Vicinity, Ltd.	9,120	9,929
Security Description	Shares or Principal Amount	Value

REITS (continued)
Warehouses De Pauw CVA	370	$ 9,179
Welltower, Inc.	1,410	117,890
Weyerhaeuser Co.	12,915	370,531
		5,281,354
Retail — 2.9%
ABC-Mart, Inc.	200	3,089
Alimentation Couche-Tard, Inc.	8,635	470,060
Associated British Foods PLC	808	19,918
AutoZone, Inc.†	116	287,347
B&M European Value Retail SA	2,197	14,150
Bath & Body Works, Inc.	5,722	169,657
Best Buy Co., Inc.	1,967	131,435
Cie Financiere Richemont SA, Class A	1,230	145,229
Cosmos Pharmaceutical Corp.	100	10,403
Dick's Sporting Goods, Inc.	1,885	201,601
Fast Retailing Co., Ltd.	500	110,581
H & M Hennes & Mauritz AB, Class B	1,581	21,168
Home Depot, Inc.	667	189,888
Industria de Diseno Textil SA	12,811	442,516
Jardine Cycle & Carriage, Ltd.	200	4,121
JD Sports Fashion PLC	5,715	8,865
Kingfisher PLC	4,471	11,455
Lawson, Inc.	100	4,820
Lowe's Cos., Inc.	8,746	1,666,725
Lululemon Athletica, Inc.†	572	225,071
Marui Group Co., Ltd.	400	6,327
MatsukiyoCocokara & Co.	900	15,786
McDonald's Corp.	9,942	2,606,494
McDonald's Holdings Co. Japan, Ltd.	200	7,792
Moncler SpA	481	25,019
Murphy USA, Inc.	596	216,163
Next PLC	290	24,331
Nitori Holdings Co., Ltd.	200	21,727
Pan Pacific International Holdings Corp.	1,200	23,504
Pandora A/S	197	22,314
Pepco Group NV†	380	1,539
Reece, Ltd.	481	5,364
Ross Stores, Inc.	11,689	1,355,573
Swatch Group AG (TRQX)	129	6,249
Swatch Group AG (XEGT)	68	17,417
Texas Roadhouse, Inc.	2,053	208,462
TJX Cos., Inc.	10,445	919,891
USS Co., Ltd.	500	8,736
Wal-Mart de Mexico SAB de CV	211,295	757,095
Welcia Holdings Co., Ltd.	200	3,305
Wesfarmers, Ltd.	2,631	85,105
Yum! Brands, Inc.	8,297	1,002,775
Zalando SE*†	518	12,058
		11,491,125
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	12,473	1,228,590
Advantest Corp.	2,000	51,685
Analog Devices, Inc.	8,108	1,275,632
ASM International NV	108	44,667
ASML Holding NV	3,711	2,232,387
ASML Holding NV	121	72,456
Broadcom, Inc.	712	599,055
Disco Corp.	200	35,204
Entegris, Inc.	2,311	203,460
Hamamatsu Photonics KK	300	11,102
Infineon Technologies AG	12,056	350,303

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Lam Research Corp.	642	$ 377,637
Lasertec Corp.	200	33,350
NVIDIA Corp.	12,466	5,083,635
NXP Semiconductors NV	12,091	2,084,851
Renesas Electronics Corp.†	3,300	43,379
Rohm Co., Ltd.	800	12,757
Samsung Electronics Co., Ltd. GDR*	1,405	1,750,630
STMicroelectronics NV	1,527	58,513
SUMCO Corp.	700	9,051
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,706	2,909,165
Teradyne, Inc.	2,266	188,690
Texas Instruments, Inc.	2,241	318,244
Tokyo Electron, Ltd.	1,100	147,756
		19,122,199
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	207	8,455
Software — 4.9%
Adobe, Inc.†	1,936	1,030,068
Cadence Design Systems, Inc.†	916	219,703
Capcom Co., Ltd.	400	12,808
Confluent, Inc., Class A†	8,218	237,582
Dassault Systemes SE	1,580	65,170
Embracer Group AB†	2,115	3,467
HubSpot, Inc.†	636	269,518
Intuit, Inc.	2,131	1,054,738
Koei Tecmo Holdings Co., Ltd.	300	3,924
Konami Group Corp.	200	10,390
Microsoft Corp.	40,688	13,757,020
MongoDB, Inc.†	891	307,030
Nexon Co., Ltd.	1,100	20,452
Oracle Corp.	11,514	1,190,548
Oracle Corp. Japan	100	7,102
Sage Group PLC	2,413	28,523
SAP SE	2,404	322,136
Sega Sammy Holdings, Inc.	300	4,698
Snowflake, Inc., Class A†	1,630	236,562
Square Enix Holdings Co., Ltd.	200	6,669
Synopsys, Inc.†	602	282,603
Take-Two Interactive Software, Inc.†	1,607	214,936
TIS, Inc.	500	10,724
WiseTech Global, Ltd.	431	16,106
Workday, Inc., Class A†	1,096	232,034
		19,544,511
Telecommunications — 0.6%
Arista Networks, Inc.†	1,067	213,795
Bezeq The Israeli Telecommunication Corp., Ltd.	4,627	5,694
BT Group PLC	13,393	18,433
Cisco Systems, Inc.	2,974	155,035
Deutsche Telekom AG	8,228	178,296
Elisa Oyj	354	15,025
Hikari Tsushin, Inc.	100	14,443
HKT Trust & HKT, Ltd.	9,000	9,330
KDDI Corp.	3,400	101,427
Koninklijke KPN NV	7,899	26,567
NICE, Ltd.†	149	23,024
Nippon Telegraph & Telephone Corp.	384,300	450,435
Nokia Oyj	12,471	41,614
Orange SA	4,360	51,295
Singapore Telecommunications, Ltd.	8,500	14,782
Singapore Telecommunications, Ltd.	8,300	14,435
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
SoftBank Corp.	6,700	$ 75,660
SoftBank Group Corp.	2,500	102,558
Spark New Zealand, Ltd.	4,333	12,581
Swisscom AG	59	35,319
Tele2 AB, Class B	1,312	9,331
Telecom Italia SpA†	23,849	6,160
Telefonaktiebolaget LM Ericsson, Class A	120	561
Telefonaktiebolaget LM Ericsson, Class B	7,266	32,652
Telefonica Deutschland Holding AG	2,049	3,477
Telefonica SA	13,555	52,157
Telekom Austria AG	307	2,146
Telenor ASA	1,486	15,192
Telia Co. AB	5,393	11,406
Telkom Indonesia Persero Tbk PT	925,900	203,532
Telstra Group, Ltd.	9,533	23,145
T-Mobile US, Inc.†	1,023	147,169
TPG Telecom, Ltd.	950	3,141
Verizon Communications, Inc.	4,912	172,559
Vodafone Group PLC	53,662	49,549
		2,291,925
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,500	31,147
Nintendo Co., Ltd.	2,700	111,783
		142,930
Transportation — 0.8%
AP Moller-Maersk A/S, Series A	6	9,790
AP Moller-Maersk A/S, Series B	11	18,306
Aurizon Holdings, Ltd.	4,314	9,420
Canadian National Railway Co.	5,575	589,883
Central Japan Railway Co.	2,500	56,075
Deutsche Post AG	11,510	447,361
DSV A/S	414	61,602
East Japan Railway Co.	900	46,965
FedEx Corp.	810	194,481
Getlink SE	764	12,328
Hankyu Hanshin Holdings, Inc.	600	18,848
JB Hunt Transport Services, Inc.	1,322	227,212
Keio Corp.	300	8,883
Keisei Electric Railway Co., Ltd.	400	15,051
Kintetsu Group Holdings Co., Ltd.	500	14,073
Kuehne & Nagel International AG	130	35,118
Kyushu Railway Co.	400	8,166
Mitsui OSK Lines, Ltd.	900	23,114
MTR Corp., Ltd.	3,500	13,078
Nagoya Railroad Co., Ltd.	500	6,989
Nippon Express Holdings, Inc.	200	10,278
Nippon Yusen KK	1,300	31,544
Norfolk Southern Corp.	3,385	645,824
Odakyu Electric Railway Co., Ltd.	900	12,818
Old Dominion Freight Line, Inc.	672	253,115
Poste Italiane SpA*	1,078	10,688
Seibu Holdings, Inc.	700	6,826
SG Holdings Co., Ltd.	1,100	15,576
Tobu Railway Co., Ltd.	500	12,023
Tokyu Corp.	1,500	16,928
Union Pacific Corp.	1,440	298,958
United Parcel Service, Inc., Class B	834	117,802
West Japan Railway Co.	500	19,058
Yamato Holdings Co., Ltd.	800	13,345
		3,281,526

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
Severn Trent PLC	657	$ 21,305
United Utilities Group PLC	1,607	20,812
Veolia Environnement SA	1,433	39,299
		81,416
Total Common Stocks (cost $239,117,735)		243,398,167
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $5,518)	14,209	3,697
CORPORATE BONDS & NOTES — 15.8%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	133,319
Aerospace/Defense — 0.6%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	38,497
Boeing Co.
3.95%, 08/01/2059	555,000	341,837
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	90,025
L3Harris Technologies, Inc.
4.40%, 06/15/2028	345,000	322,200
5.40%, 01/15/2027 to 07/31/2033	495,000	481,129
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	96,797
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	101,377
RTX Corp.
4.13%, 11/16/2028	985,000	904,498
		2,376,360
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	237,167
BAT Capital Corp.
3.22%, 09/06/2026	100,000	92,612
3.46%, 09/06/2029	165,000	140,091
4.39%, 08/15/2037	408,000	296,536
7.08%, 08/02/2043	15,000	13,675
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	231,465
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,788
3.88%, 08/21/2042	240,000	168,407
5.13%, 02/15/2030	210,000	197,833
5.38%, 02/15/2033	175,000	161,682
		1,558,256
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	135,308
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	71,064
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	18,239
5.88%, 06/01/2029*	110,000	101,974
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
American Honda Finance Corp.
2.30%, 09/09/2026	$ 250,000	$ 228,068
American Honda Finance Corp. FRS
5.94%, (SOFR+0.62%), 06/07/2024	238,000	238,241
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	181,582
General Motors Co.
5.95%, 04/01/2049	145,000	117,235
		885,339
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	139,806
Banks — 4.1%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	351,243
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,054,600
2.55%, 02/04/2028	260,000	229,768
2.59%, 04/29/2031	160,000	126,138
2.65%, 03/11/2032	660,000	505,805
2.69%, 04/22/2032	55,000	42,171
3.50%, 04/19/2026	250,000	235,995
3.97%, 02/07/2030	250,000	221,094
5.20%, 04/25/2029	30,000	28,523
5.82%, 09/15/2029	325,000	316,462
5.87%, 09/15/2034	220,000	207,168
BPCE SA
1.65%, 10/06/2026*	750,000	679,082
6.71%, 10/19/2029*	330,000	325,348
CaixaBank SA
6.84%, 09/13/2034*	335,000	316,525
Citigroup, Inc.
0.98%, 05/01/2025	150,000	145,599
2.01%, 01/25/2026	460,000	434,332
3.11%, 04/08/2026	765,000	730,100
3.20%, 10/21/2026	45,000	41,484
3.52%, 10/27/2028	410,000	368,542
3.89%, 01/10/2028	250,000	231,770
4.45%, 09/29/2027	250,000	230,935
Credit Agricole SA
1.25%, 01/26/2027*	250,000	222,928
1.91%, 06/16/2026*	250,000	232,599
Danske Bank A/S
6.26%, 09/22/2026*	215,000	214,433
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	223,189
1.54%, 09/10/2027	505,000	439,368
1.95%, 10/21/2027	100,000	87,702
1.99%, 01/27/2032	535,000	392,480
2.64%, 02/24/2028	190,000	168,311
3.62%, 03/15/2028	140,000	128,182
4.39%, 06/15/2027	270,000	257,962
Goldman Sachs Group, Inc. FRS
5.83%, (SOFR+0.50%), 09/10/2024	250,000	249,350
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	167,862
2.25%, 11/22/2027	1,145,000	1,003,889
6.16%, 03/09/2029	200,000	195,915
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	177,142
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	260,015

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027	$ 140,000	$ 124,401
1.93%, 04/28/2032	595,000	430,993
2.24%, 07/21/2032	70,000	51,628
2.70%, 01/22/2031	85,000	68,295
5.12%, 02/01/2029	65,000	61,886
5.16%, 04/20/2029	25,000	23,786
5.42%, 07/21/2034	90,000	82,141
5.45%, 07/20/2029	335,000	322,183
6.25%, 08/09/2026	250,000	250,519
NatWest Group PLC
5.81%, 09/13/2029	350,000	335,483
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	191,856
PNC Financial Services Group, Inc.
9.31%, 11/01/2023(2)	250,000	250,000
Santander UK Group Holdings PLC
6.53%, 01/10/2029	410,000	401,113
Societe Generale SA
1.49%, 12/14/2026*	200,000	178,210
1.79%, 06/09/2027*	400,000	351,546
2.80%, 01/19/2028*	400,000	351,011
Svenska Handelsbanken AB
5.50%, 06/15/2028*	710,000	684,030
Toronto-Dominion Bank FRS
6.39%, (SOFR+1.08%), 07/17/2026	350,000	350,234
Wells Fargo & Co.
2.19%, 04/30/2026	300,000	282,210
3.58%, 05/22/2028	250,000	227,560
5.57%, 07/25/2029	150,000	144,643
		16,407,739
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	780,000	686,431
Biotechnology — 0.3%
Amgen, Inc.
2.45%, 02/21/2030	670,000	547,022
Biogen, Inc.
2.25%, 05/01/2030	260,000	204,197
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	242,932
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	21,000	15,826
		1,009,977
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	175,000	139,275
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	145,000	137,931
Griffon Corp.
5.75%, 03/01/2028	75,000	67,730
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	141,394
		486,330
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	67,660
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Element Solutions, Inc.
3.88%, 09/01/2028*	$ 100,000	$ 85,086
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	216,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	26,000	22,555
Westlake Corp.
3.60%, 08/15/2026	250,000	234,749
		626,630
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	81,034
Ford Foundation
2.82%, 06/01/2070	65,000	33,085
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	290,003
3.20%, 08/15/2029	70,000	58,752
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	84,598
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	184,321
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	92,778
University of Southern California
2.81%, 10/01/2050	125,000	72,297
3.23%, 10/01/2120	50,000	25,767
		922,635
Computers — 0.0%
Leidos, Inc.
2.30%, 02/15/2031	40,000	30,084
NCR Corp.
5.00%, 10/01/2028*	85,000	73,389
		103,473
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	114,083
Kenvue, Inc.
4.90%, 03/22/2033	64,000	59,971
		174,054
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	95,000	85,277
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	600,000	533,717
3.50%, 01/15/2025	190,000	183,212
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	245,415
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	215,000	198,229
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	40,939
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	109,714
		1,311,226

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 1.2%
AES Corp.
1.38%, 01/15/2026	$ 150,000	$ 133,319
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	227,941	185,954
Alfa Desarrollo SpA
4.55%, 09/27/2051*	198,752	129,085
Ameren Corp.
3.50%, 01/15/2031	140,000	117,360
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	48,708
Black Hills Corp.
4.25%, 11/30/2023	250,000	249,462
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	8,940
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	30,948
Constellation Energy Generation LLC
5.60%, 03/01/2028 to 06/15/2042	200,000	192,672
6.13%, 01/15/2034	214,000	206,856
6.25%, 10/01/2039	140,000	129,772
6.50%, 10/01/2053	30,000	28,177
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	292,390
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	12,863
Emera US Finance LP
2.64%, 06/15/2031	210,000	158,754
4.75%, 06/15/2046	85,000	59,408
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	95,251
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	18,439
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	158,169
Fortis, Inc.
3.06%, 10/04/2026	150,000	137,593
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	114,388
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	42,178
4.30%, 01/15/2026*	35,000	33,621
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	33,540
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	49,051
5.75%, 01/15/2028	35,000	32,763
Ohio Power Co.
2.90%, 10/01/2051	65,000	36,302
Oklahoma Gas and Electric Co.
5.40%, 01/15/2033	180,000	169,954
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	160,289
4.60%, 06/15/2043	72,000	49,300
PacifiCorp
4.13%, 01/15/2049	105,000	70,281
5.25%, 06/15/2035	500,000	443,522
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	89,181
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	177,845
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	187,580
Security Description	Shares or Principal Amount	Value

Electric (continued)
Public Service Co. of Oklahoma
2.20%, 08/15/2031	$ 115,000	$ 86,481
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	97,469
Southern California Edison Co.
3.60%, 02/01/2045	156,000	101,349
4.13%, 03/01/2048	70,000	48,552
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	120,810
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	59,099
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	65,871
		4,663,546
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	149,474
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	94,945
		244,419
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	67,617
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	69,019
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	111,638
		180,657
Entertainment — 0.3%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	69,653
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	127,933
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	174,000	160,184
4.28%, 03/15/2032	650,000	538,925
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	106,601
		1,003,296
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	75,662
Madison IAQ LLC
4.13%, 06/30/2028*	100,000	83,548
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	229,801
		389,011
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	156,514
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	49,150
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	84,832
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	148,366

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
0.61%, 09/14/2024*	$ 250,000	$ 239,425
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	69,703
5.75%, 03/01/2027*	16,000	15,253
		763,243
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	42,723
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	84,970
NiSource, Inc.
2.95%, 09/01/2029	90,000	76,593
3.60%, 05/01/2030	250,000	213,988
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	22,513
		440,787
Healthcare-Products — 0.1%
Danaher Corp.
2.80%, 12/10/2051	20,000	11,267
Hologic, Inc.
3.25%, 02/15/2029*	145,000	121,730
Medline Borrower LP
3.88%, 04/01/2029*	165,000	139,320
		272,317
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	96,935
Aetna, Inc.
3.88%, 08/15/2047	120,000	79,012
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	38,562
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	65,306
Centene Corp.
4.63%, 12/15/2029	124,000	110,764
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	97,068
DaVita, Inc.
3.75%, 02/15/2031*	215,000	154,543
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	122,287
Encompass Health Corp.
4.50%, 02/01/2028	135,000	121,707
4.63%, 04/01/2031	90,000	74,919
HCA, Inc.
2.38%, 07/15/2031	230,000	171,014
3.50%, 09/01/2030	385,000	318,643
5.20%, 06/01/2028	335,000	318,958
5.38%, 02/01/2025	153,000	151,377
5.50%, 06/15/2047	85,000	68,472
Memorial Health Services
3.45%, 11/01/2049	60,000	38,466
MultiCare Health System
2.80%, 08/15/2050	75,000	39,392
Tenet Healthcare Corp.
4.88%, 01/01/2026	160,000	153,345
Texas Health Resources
3.37%, 11/15/2051	45,000	28,057
Trinity Health Corp.
3.43%, 12/01/2048	25,000	16,801
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.50%, 08/15/2039	$ 300,000	$ 220,290
		2,485,918
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	114,855
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	141,073
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	133,890
Spectrum Brands, Inc.
5.00%, 10/01/2029*	110,000	98,680
		373,643
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	133,393
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	106,650
		240,043
Insurance — 0.2%
Brighthouse Financial Global Funding FRS
6.07%, (SOFR+0.76%), 04/12/2024*	250,000	249,087
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	187,563
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	196,083
		632,733
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	37,174
4.05%, 08/22/2047	270,000	205,832
Netflix, Inc.
4.88%, 04/15/2028	132,000	127,173
VeriSign, Inc.
5.25%, 04/01/2025	250,000	247,033
		617,212
Iron/Steel — 0.0%
Carpenter Technology Corp.
6.38%, 07/15/2028	23,000	21,877
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	73,262
		95,139
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
9.25%, 01/15/2029*	135,000	140,918
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	160,333
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	85,000	73,085
MGM Resorts International
5.50%, 04/15/2027	75,000	69,971
		303,389

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	$ 250,000	$ 200,459
5.13%, 05/01/2027*	150,000	138,104
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	619,463
2.80%, 04/01/2031	380,000	290,599
3.50%, 06/01/2041	40,000	23,968
4.91%, 07/23/2025	105,000	102,667
5.38%, 05/01/2047	40,000	28,930
Comcast Corp.
1.95%, 01/15/2031	725,000	556,107
2.35%, 01/15/2027	240,000	216,952
2.45%, 08/15/2052	30,000	15,088
2.80%, 01/15/2051	70,000	38,252
2.94%, 11/01/2056	155,000	82,119
3.30%, 02/01/2027	250,000	232,519
5.50%, 11/15/2032	35,000	33,714
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	158,138
Discovery Communications LLC
4.00%, 09/15/2055	64,000	36,760
DISH DBS Corp.
5.88%, 11/15/2024	205,000	188,091
7.75%, 07/01/2026	40,000	26,803
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	98,947
6.38%, 05/01/2026	75,000	61,133
News Corp.
3.88%, 05/15/2029*	120,000	102,718
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	49,498
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	129,050
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	212,608
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	42,692
5.50%, 09/01/2041	80,000	59,955
6.55%, 05/01/2037	250,000	219,484
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	95,390
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	88,416
Walt Disney Co.
1.75%, 01/13/2026	250,000	230,859
		4,379,483
Mining — 0.3%
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	71,792
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	170,000	150,400
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	188,283
6.38%, 10/06/2030*	255,000	249,822
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	223,702
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	195,800
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	104,158
Security Description	Shares or Principal Amount	Value

Mining (continued)
Minera Mexico SA de CV
4.50%, 01/26/2050*	$ 230,000	$ 155,419
		1,339,376
Oil & Gas — 0.4%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	178,691
3.59%, 04/14/2027	495,000	464,207
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	299,058
4.88%, 03/22/2030(2)	58,000	50,490
ConocoPhillips Co.
5.05%, 09/15/2033	130,000	121,132
5.55%, 03/15/2054	90,000	80,449
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	136,946
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	113,791
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	167,491
Total Capital International SA
2.83%, 01/10/2030	115,000	98,064
		1,710,319
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	176,500
LABL, Inc.
6.75%, 07/15/2026*	110,000	101,113
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	110,000	104,500
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	104,691
		486,804
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	241,397
3.60%, 05/14/2025	230,000	222,504
4.05%, 11/21/2039	470,000	367,224
AstraZeneca PLC
1.38%, 08/06/2030	155,000	118,121
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	37,000	18,455
Cigna Group
5.40%, 03/15/2033	375,000	354,865
CVS Health Corp.
5.05%, 03/25/2048	5,000	3,930
5.25%, 02/21/2033	395,000	364,287
CVS Pass-Through Trust
7.51%, 01/10/2032*	44,300	45,109
Elanco Animal Health, Inc.
6.65%, 08/28/2028	145,000	138,475
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	625,000	597,382
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	295,000	274,699
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	560,000	442,553
		3,189,001

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	$ 160,000	$ 145,827
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	209,368
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	43,451
6.04%, 11/15/2033*	165,000	156,691
6.50%, 08/15/2043*	50,000	46,483
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	120,373
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	518,881
Energy Transfer LP
4.20%, 04/15/2027	81,000	75,857
5.15%, 02/01/2043	55,000	42,208
5.30%, 04/01/2044	140,000	110,019
5.80%, 06/15/2038	65,000	56,768
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	84,863
Enterprise Products Operating LLC
2.80%, 01/31/2030	270,000	225,536
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	175,383
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	259,929	210,428
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	68,085
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	234,436
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	40,759
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	120,383
		2,685,799
REITS — 0.4%
American Tower Corp.
2.10%, 06/15/2030	35,000	26,658
2.40%, 03/15/2025	200,000	189,927
Crown Castle International Corp.
2.90%, 04/01/2041	200,000	120,593
Crown Castle, Inc.
4.15%, 07/01/2050	15,000	10,009
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	112,850
Kilroy Realty LP
4.75%, 12/15/2028	315,000	277,373
Physicians Realty LP
4.30%, 03/15/2027	500,000	464,253
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	104,489
SBA Tower Trust
2.84%, 01/15/2025*	225,000	214,834
UDR, Inc.
2.10%, 06/15/2033	85,000	58,413
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	56,222
5.75%, 02/01/2027*	40,000	38,281
		1,673,902
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	$ 125,000	$ 102,378
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	31,930
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	146,200
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	83,833
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	98,986
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	112,770
Lowe's Cos., Inc.
4.25%, 04/01/2052	280,000	194,055
Staples, Inc.
7.50%, 04/15/2026*	35,000	28,549
		798,701
Semiconductors — 0.3%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	76,194
Entegris, Inc.
3.63%, 05/01/2029*	120,000	100,355
Intel Corp.
5.20%, 02/10/2033	217,000	204,863
Marvell Technology, Inc.
5.75%, 02/15/2029	51,000	49,580
5.95%, 09/15/2033	83,000	78,834
Microchip Technology, Inc.
0.97%, 02/15/2024	188,000	185,102
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	324,560
2.65%, 02/15/2032	150,000	113,174
		1,132,662
Software — 0.3%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	187,830
Intuit, Inc.
5.50%, 09/15/2053	35,000	31,840
Oracle Corp.
3.60%, 04/01/2040	435,000	298,694
3.95%, 03/25/2051	60,000	38,948
4.90%, 02/06/2033	485,000	435,528
		992,840
Telecommunications — 1.1%
AT&T, Inc.
2.55%, 12/01/2033	178,000	127,751
2.75%, 06/01/2031	300,000	236,000
3.55%, 09/15/2055	143,000	83,126
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	33,123
6.00%, 06/15/2025*	39,000	23,400
CommScope, Inc.
6.00%, 03/01/2026*	40,000	33,599
Corning, Inc.
4.75%, 03/15/2042	250,000	203,479
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	227,598
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	131,359
Lumen Technologies, Inc.
4.00%, 02/15/2027*	215,000	145,125

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Rogers Communications, Inc.
3.80%, 03/15/2032	$ 535,000	$ 433,859
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	84,423
Sprint LLC
7.63%, 02/15/2025 to 03/01/2026	120,000	122,610
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	93,750	92,691
Telefonica Emisiones SA
4.67%, 03/06/2038	300,000	233,259
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	285,655
3.38%, 04/15/2029	870,000	757,472
4.75%, 02/01/2028	480,000	456,655
Verizon Communications, Inc.
2.36%, 03/15/2032	685,000	512,209
		4,223,393
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	166,254
Union Pacific Corp.
3.55%, 08/15/2039	195,000	143,565
		309,819
Total Corporate Bonds & Notes (cost $71,995,993)		63,064,066
ASSET BACKED SECURITIES — 3.5%
Auto Loan Receivables — 3.0%
American Credit Acceptance Receivables Trust
Series 2021-1, Class C 0.83%, 03/15/2027*	168,929	168,046
Series 2021-2, Class C 0.97%, 07/13/2027*	51,659	51,387
Series 2020-4, Class C 1.31%, 12/14/2026*	31,895	31,743
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,042,868
Series 2022-1, Class C 2.12%, 03/13/2028*	755,000	741,604
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	555,122
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	416,422
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	654,920
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	73,824	73,078
Series 2021-3A, Class A 1.00%, 05/15/2030*	177,309	174,093
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	49,015	48,827
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	68,185	67,080
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2021-2A, Class C 1.10%, 02/16/2027*	$ 101,604	$ 99,634
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	547,115
Series 2020-3A, Class C 1.47%, 06/15/2026*	208,264	205,199
Series 2020-1A, Class D 2.55%, 11/17/2025*	676,285	666,319
Series 2020-2A, Class C 3.28%, 03/16/2026*	93,757	93,440
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	220,408
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	120,129	118,180
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	468,191
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	31,482	31,425
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	89,711
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	447,368
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	237,849
Santander Drive Auto Receivables Trust
Series 2021-3, Class C 0.95%, 09/15/2027	176,771	174,273
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	96,854
Series 2020-4, Class D 1.48%, 01/15/2027	676,594	659,604
Series 2020-3, Class D 1.64%, 11/16/2026	371,673	364,302
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	119,604	119,254
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	293,650
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	245,048
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	493,000	479,253
Series 2021-1A, Class C 0.95%, 03/16/2026*	866,221	855,050
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	308,206
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	301,574
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	589,215
		11,736,312

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 6.29%, (TSFR1M+0.97%), 11/25/2034	$ 13,374	$ 13,001
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 6.18%, (TSFR1M+0.85%), 08/25/2035	114,941	98,560
		111,561
Other Asset Backed Securities — 0.5%
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	13,938	13,716
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	82,511
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	26,279	22,841
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	21,369	19,902
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.94%, (TSFR1M+0.61%), 02/25/2044*	21,137	20,600
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	191,025
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.76%, (TSFR1M+0.43%), 04/25/2036	143,580	86,881
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	356,550
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	129,857	108,434
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	343,000	342,719
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	274,355
Progress Residential Trust
Series 2023-SFR2, Class B 4.50%, 10/17/2028*	100,000	90,594
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.87%, (TSFR3M+0.46%), 12/15/2039	53,845	51,565
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	131,389	115,633
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	381,319
		2,158,645
Total Asset Backed Securities (cost $14,221,032)		14,006,518
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Commercial and Residential — 1.5%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	34,818	31,339
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	$ 20,085	$ 18,386
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	86,948
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	73,828
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 6.33%, (TSFR1M+0.99%), 06/15/2035*	3,433	3,406
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 6.10%, (TSFR1M+0.77%), 05/15/2038*	75,583	74,019
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	47,737
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	128,633
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	94,733
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	470,977
CIM Trust FRS
Series 2019-INV1, Class A2 6.44%, (SOFR30A+1.11%), 02/25/2049*	5,814	5,568
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	117,435	106,772
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	132,754	127,294
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	85,156
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.65%, (TSFR1M+0.31%), 07/20/2046	89,766	64,770
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	262,981
CSMC Trust VRS
Series 2015-1, Class B2 3.90%, 01/25/2045*(3)	33,681	30,783
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*	150,771	149,634
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	90,404	70,617
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	122,937
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.58%, (TSFR1M+2.25%), 10/15/2039*	251,909	250,658
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.96%, 07/15/2045(3)	424,120	367,924
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	48,023

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	$ 49,600	$ 42,391
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	26,962	22,882
Series 2017-3, Class B2 3.75%, 08/25/2047*(3)	152,809	129,850
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	43,586
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.19%, 08/15/2034*(3)	137,000	122,615
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	89,854	81,310
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 6.25%, (TSFR1M+0.80%), 04/15/2038*	92,249	90,805
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	171,283
Series 2014-C18, Class B 4.43%, 10/15/2047(3)	175,000	167,170
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	89,620
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	182,287
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	147,083
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	127,254
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	124,466
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	69,751	63,976
Series 2015-2A, Class B3 5.37%, 08/25/2055*(3)	49,626	46,309
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 6.00%, (TSFR1M+1.06%), 01/25/2059*	119,903	117,375
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	793,491	613,319
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	75,038	62,068
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	13,217	12,301
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	273,317
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	20,162	20,491
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	53,301
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	$ 8,624	$ 7,417
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.76%, 09/15/2057(3)	165,000	117,412
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	36,824	35,075
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	150,114
		5,838,200
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	6,161	221
Series 4207, Class JI 3.00%, 05/15/2028(4)	53,726	2,327
Series 4579, Class BA 3.00%, 01/15/2043	7,626	7,427
Series 4661, Class HA 3.00%, 05/15/2043	15,556	15,212
Series 4121, Class UI 3.50%, 10/15/2042(4)	136,005	16,994
Series 4808, Class DL 4.00%, 11/15/2045	30,000	28,233
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 0.61%, (5.94%-SOFR30A), 02/25/2050(4)(5)	127,761	10,670
Series 3994, Class SH 1.17%, (6.49%-SOFR30A), 06/15/2041(4)(5)	227,672	9,664
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.43%, 04/25/2032(3)	1,183,134	1,048,188
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	73,077	2,610
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	14,859	535
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	106,809	8,069
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	17,870	579
Series 2016-92, Class A 3.00%, 04/25/2042	8,610	8,202
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	167,727	27,649
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	122,804	11,464
Series 2017-66, Class C 3.50%, 08/25/2045	23,345	22,630
Series 2017-46, Class LB 3.50%, 12/25/2052	77,811	73,824
Series 2017-49, Class JA 4.00%, 07/25/2053	58,466	56,212
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	109,370	23,460
Series 2002-16, Class TM 7.00%, 04/25/2032	24,942	25,360
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.00%, 06/25/2045(3)(4)	66,400	2,686

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	$ 43,365	$ 2,906
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	754,689	76,663
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	159,483	20,705
Series 2017-51, Class AH 2.60%, 05/16/2059	30,225	23,970
Series 2017-190, Class AD 2.60%, 03/16/2060	18,828	14,944
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	143,664	21,940
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	150,759	22,620
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	212,842	31,869
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	133,647	20,617
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	229,691	33,019
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	26,706	1,630
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 0.65%, (5.99%-TSFR1M), 10/20/2046(4)(5)	81,192	5,594
Series 2019-115, Class SW 0.65%, (5.99%-TSFR1M), 09/20/2049(4)(5)	141,232	10,441
Series 2017-176, Class SC 0.75%, (6.09%-TSFR1M), 11/20/2047(4)(5)	96,532	8,385
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	428,665	5,633
		1,703,152
Total Collateralized Mortgage Obligations (cost $8,983,949)		7,541,352
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.0%
U.S. Government — 11.0%
United States Treasury Bonds
1.88%, 11/15/2051	2,903,500	1,514,357
2.00%, 11/15/2041 to 08/15/2051	7,717,000	4,547,736
2.25%, 05/15/2041 to 02/15/2052	3,745,800	2,256,209
3.38%, 08/15/2042	425,000	328,827
3.63%, 02/15/2053 to 05/15/2053	104,000	81,055
3.75%, 11/15/2043	380,000	308,409
3.88%, 05/15/2043	2,100,000	1,743,984
4.00%, 11/15/2042	1,200,000	1,017,281
United States Treasury Notes
0.75%, 08/31/2026	10,000	8,911
0.88%, 01/31/2024(6)	5,531,000	5,469,208
0.88%, 06/30/2026	565,000	508,986
2.25%, 03/31/2024(6)	325,000	320,722
2.38%, 05/15/2029(6)	528,000	463,877
2.75%, 05/15/2025 to 07/31/2027	5,350,000	5,036,253
3.38%, 05/15/2033	900,000	795,797
3.50%, 04/30/2028	4,500,000	4,258,125
3.63%, 03/31/2028	990,000	942,240
3.75%, 06/30/2030	790,000	737,601
3.88%, 08/15/2033	1,795,000	1,652,241
4.00%, 12/15/2025 to 07/31/2030	2,135,000	2,058,390
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.13%, 06/15/2026	$2,175,000	$ 2,131,670
4.50%, 07/15/2026	1,075,000	1,063,242
4.63%, 03/15/2026 to 10/15/2026	1,925,000	1,910,612
5.00%, 09/30/2025	3,875,000	3,867,886
United States Treasury Notes FRS
5.52%, (3 UTBMM+0.14%), 10/31/2024	740,000	740,756
		43,764,375
U.S. Government Agency — 1.0%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	604,060
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	216,211	172,403
3.00%, 04/01/2035	16,448	14,730
3.50%, 07/01/2042 to 02/01/2044	93,816	81,973
5.00%, 01/01/2034 to 04/01/2035	29,986	29,193
6.00%, 05/01/2031	3,804	3,784
7.50%, 12/01/2030 to 02/01/2031	12,677	12,660
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	107,032	92,181
2.50%, 06/01/2027 to 03/01/2035	150,741	138,400
3.00%, 10/01/2036 to 04/01/2043	103,404	87,195
3.50%, 08/01/2031 to 05/01/2058	1,475,381	1,250,312
4.00%, 09/01/2038 to 07/01/2056	895,047	781,614
4.50%, 03/01/2041 to 11/01/2045	132,491	121,782
5.00%, 08/01/2035 to 07/01/2047	248,217	238,018
6.00%, 05/01/2031	1,657	1,646
6.50%, 09/01/2025 to 01/01/2032	5,555	5,556
7.00%, 05/01/2029 to 01/01/2031	4,424	4,474
7.50%, 01/01/2031	3,619	3,625
Government National Mtg. Assoc.
3.00%, 02/15/2043	61,706	53,017
3.50%, 09/15/2042 to 11/20/2047	201,920	178,205
4.00%, 10/20/2044	53,468	47,594
4.50%, 05/15/2039 to 10/20/2040	57,498	53,560
5.50%, 07/20/2033	26,394	26,154
6.00%, 07/20/2033	18,886	19,253
6.50%, 03/20/2027 to 04/20/2027	2,322	2,326
7.00%, 04/15/2028	691	688
7.50%, 09/15/2030 to 01/15/2032	14,264	14,612
		4,039,015
Total U.S. Government & Agency Obligations (cost $56,424,693)		47,803,390
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic
6.00%, 02/22/2033*	396,000	349,019
Government of Bermuda
2.38%, 08/20/2030*	260,000	205,764
4.75%, 02/15/2029*	200,000	187,500
5.00%, 07/15/2032*	305,000	277,571
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	149,000
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	188,206
United Mexican States
6.34%, 05/04/2053	200,000	174,845
Total Foreign Government Obligations (cost $1,781,829)		1,531,905

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	$ 90,000	$ 53,600
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	215,540
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	67,926
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	55,081
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	55,281
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	39,471
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	54,542
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	27,683
Total Municipal Securities (cost $828,912)		569,124
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $4,300,970)	146,399	3,965,949
Total Long-Term Investment Securities (cost $397,660,631)		381,884,168
SHORT-TERM INVESTMENTS — 2.8%
Commercial Paper — 0.7%
AT&T, Inc. 5.60%, 02/21/2024	250,000	245,545
Bank of America Securites, Inc. 5.69%, 07/19/2024	250,000	239,697
Barclays Bank PLC 0.00%, 12/07/2023	250,000	250,003
Barclays PLC 5.68%, 06/24/2024	300,000	288,739
DNB Bank ASA 5.11%, 12/19/2023	250,000	248,200
Lloyds Bank PLC 5.61%, 04/01/2024	300,000	292,793
Macquarie Bank, Ltd. 5.20%, 11/15/2023	250,000	249,438
Standard Chartered Bank 5.28%, 02/21/2024	300,000	294,838
Sumitomo Mitsui Trust Bank, Ltd. 5.54%, 12/15/2023	250,000	248,301
Svenska Handelsbanken AB 5.62%, 06/14/2024	300,000	289,346
		2,646,900
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 1.0%
JPMorgan Prime Money Market Fund, Class IM 5.13%(7)	3,783,326	$ 3,784,840
U.S. Government — 1.1%
United States Treasury Bills
5.29%, 11/02/2023 to 11/28/2023	$4,500,000	4,491,700
Total Short-Term Investments (cost $10,923,835)		10,923,440
TOTAL INVESTMENTS (cost $408,584,466)	98.6%	392,807,608
Other assets less liabilities	1.4	5,658,920
NET ASSETS	100.0%	$398,466,528
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $33,463,601 representing 8.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2023.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2023.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
65	Short	Australian Dollar	December 2023	$ 4,183,762	$ 4,128,801	$ 54,961
45	Short	E-Mini Russell 1000 Index	December 2023	3,394,419	3,255,975	138,444
241	Short	MSCI Emerging Markets Index	December 2023	11,925,375	11,076,360	849,015
16	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	1,778,951	1,741,250	37,701
						$1,080,121
						Unrealized (Depreciation)
94	Long	Japanese Yen	December 2023	$ 8,094,826	$ 7,809,637	$ (285,189)
158	Long	Long Gilt	December 2023	18,169,310	17,890,539	(278,771)
4	Long	MSCI EAFE Index	December 2023	416,131	394,820	(21,311)
20	Long	S&P 500 E-Mini Index	December 2023	4,474,298	4,212,250	(262,048)
630	Long	U.S. Treasury 10 Year Notes	December 2023	69,336,432	66,888,281	(2,448,151)
74	Long	U.S. Treasury 2 Year Notes	December 2023	15,034,704	14,979,219	(55,485)
92	Long	U.S. Treasury 5 Year Notes	December 2023	9,706,983	9,611,844	(95,139)
28	Long	U.S. Treasury Long Bonds	December 2023	3,219,997	3,064,250	(155,747)
29	Long	U.S. Treasury Ultra Bonds	December 2023	3,689,937	3,264,312	(425,625)
30	Short	Swiss Franc	December 2023	4,098,800	4,144,875	(46,075)
						$(4,073,541)
		Net Unrealized Appreciation (Depreciation)				$(2,993,420)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	SGD	469,693	USD	344,699	01/29/2024	$ 276	$ —
HSBC Bank PLC	DKK	4,150,891	USD	592,008	01/29/2024	557	—
	EUR	177,194	USD	188,243	01/29/2024	—	(31)
	GBP	851,427	USD	1,034,630	01/29/2024	—	(976)
	USD	1,563,246	AUD	2,451,154	01/29/2024	—	(3,862)
	USD	1,850,897	CAD	2,542,082	01/29/2024	—	(14,899)
	USD	504,302	CHF	446,178	01/29/2024	—	(8,875)
	USD	253,439	HKD	1,979,617	01/29/2024	—	(97)
						557	(28,740)
Standard Chartered Bank	EUR	706,064	USD	751,338	01/29/2024	1,122	—
	USD	2,441,086	JPY	360,248,596	01/29/2024	—	(29,318)
						1,122	(29,318)
Unrealized Appreciation (Depreciation)						$1,955	$(58,058)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$341,318	$86,220	$—	$427,538
Aerospace/Defense	2,067,277	2,332,678	—	4,399,955
Agriculture	272,830	285,441	—	558,271

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Apparel	$373,294	$2,405,737	$—	$2,779,031
Auto Manufacturers	1,170,295	2,024,430	—	3,194,725
Banks	9,706,465	7,534,962	—	17,241,427
Beverages	4,055,780	1,012,452	—	5,068,232
Biotechnology	4,698,786	286,058	—	4,984,844
Building Materials	2,539,726	823,214	—	3,362,940
Chemicals	1,674,727	2,998,047	—	4,672,774
Commercial Services	2,532,814	2,376,956	—	4,909,770
Computers	8,269,157	257,389	—	8,526,546
Cosmetics/Personal Care	568,154	737,741	—	1,305,895
Distribution/Wholesale	499,448	1,036,874	—	1,536,322
Diversified Financial Services	9,916,666	1,305,305	—	11,221,971
Electric	4,770,917	2,961,947	—	7,732,864
Electrical Components & Equipment	1,629,051	1,113,926	—	2,742,977
Electronics	1,164,400	1,118,416	—	2,282,816
Engineering & Construction	162,745	2,323,401	—	2,486,146
Entertainment	80,089	327,814	—	407,903
Food	657,427	2,625,278	—	3,282,705
Healthcare-Products	3,063,171	685,808	—	3,748,979
Healthcare-Services	6,619,108	213,565	0	6,832,673
Housewares	105,376	—	—	105,376
Insurance	6,461,428	5,457,177	—	11,918,605
Internet	20,712,162	1,111,731	—	21,823,893
Iron/Steel	—	193,224	20	193,244
Lodging	1,379,447	336,378	—	1,715,825
Machinery-Diversified	2,915,412	1,470,087	—	4,385,499
Media	805,125	163,627	—	968,752
Metal Fabricate/Hardware	136,304	42,557	—	178,861
Mining	119,446	1,501,644	—	1,621,090
Miscellaneous Manufacturing	211,657	342,869	—	554,526
Oil & Gas	6,054,236	6,059,627	—	12,113,863
Oil & Gas Services	1,370,796	—	—	1,370,796
Packaging & Containers	664,467	38,902	—	703,369
Pharmaceuticals	8,488,226	7,112,548	—	15,600,774
Pipelines	970,267	15,590	—	985,857
Private Equity	412,620	554,917	—	967,537
Real Estate	177,094	372,745	—	549,839
REITS	4,923,868	357,486	—	5,281,354
Retail	10,408,237	1,082,888	—	11,491,125
Semiconductors	16,092,045	3,030,154	—	19,122,199
Software	19,032,342	512,169	—	19,544,511
Telecommunications	688,558	1,603,367	—	2,291,925
Transportation	2,327,275	954,251	—	3,281,526
Other Industries	—	2,920,517	—	2,920,517
Preferred Stocks	—	3,697	—	3,697
Corporate Bonds & Notes	—	63,064,066	—	63,064,066
Asset Backed Securities	—	14,006,518	—	14,006,518
Collateralized Mortgage Obligations	—	7,541,352	—	7,541,352
U.S. Government & Agency Obligations	—	47,803,390	—	47,803,390
Foreign Government Obligations	—	1,531,905	—	1,531,905
Municipal Securities	—	569,124	—	569,124
Unaffiliated Investment Companies	3,965,949	—	—	3,965,949
Short-Term Investments:
Unaffiliated Investment Companies	3,784,840	—	—	3,784,840
Other Short-Term Investments	—	7,138,600	—	7,138,600
Total Investments at Value	$179,040,822	$213,766,766	$20	$392,807,608
Other Financial Instruments:†
Futures Contracts	$1,080,121	$—	$—	$1,080,121
Forward Foreign Currency Contracts	—	1,955	—	1,955
Total Other Financial Instruments	$1,080,121	$1,955	$—	$1,082,076

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,073,541	$—	$—	$4,073,541
Forward Foreign Currency Contracts	—	58,058	—	58,058
Total Other Financial Instruments	$4,073,541	$58,058	$—	$4,131,599
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.9%
Bermuda — 1.0%
Credicorp., Ltd.	8,910	$ 1,113,394
Kunlun Energy Co., Ltd.	844,000	702,999
		1,816,393
Brazil — 7.8%
Ambev SA ADR	447,025	1,130,973
Banco do Brasil SA	188,469	1,807,404
BB Seguridade Participacoes SA	194,468	1,186,460
Cia Energetica de Minas Gerais ADR	413,495	938,634
Gerdau SA (Preference Shares)†	174,917	755,282
Petroleo Brasileiro SA (Preference Shares)	506,859	3,492,494
Porto Seguro SA	105,611	528,081
SLC Agricola SA	80,463	586,665
Telefonica Brasil SA	69,895	627,173
TIM SA	227,185	683,572
Vale SA	53,051	726,041
WEG SA	190,219	1,245,427
		13,708,206
British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc.	76,267	687,928
Cayman Islands — 14.0%
3SBio, Inc.*	543,000	482,853
Alibaba Group Holding, Ltd.†	551,908	5,686,190
ASMPT, Ltd.	57,200	485,274
Budweiser Brewing Co. APAC, Ltd.*	209,100	397,454
JD.com, Inc., Class A	132,550	1,680,742
Meituan, Class B*†	172,470	2,450,243
NetEase, Inc.	126,900	2,713,788
PDD Holdings, Inc. ADR†	22,436	2,275,459
Tencent Holdings, Ltd.	207,200	7,675,690
Vipshop Holdings, Ltd. ADR†	42,663	608,375
		24,456,068
Chile — 0.3%
Banco de Chile	5,379,196	552,645
China — 15.8%
Aluminum Corp. of China, Ltd.	1,160,000	620,854
Anhui Heli Co., Ltd., Class A	204,100	466,040
Anker Innovations Technology Co., Ltd.	49,800	639,779
Asymchem Laboratories Tianjin Co., Ltd.*	40,100	519,957
Bank of Jiangsu Co., Ltd., Class A	1,092,900	1,032,209
China CITIC Bank Corp., Ltd.	1,133,000	506,754
China Merchants Bank Co., Ltd.	385,500	1,462,063
China Merchants Energy Shipping Co., Ltd., Class A	1,152,260	1,014,263
China Pacific Insurance Group Co., Ltd.	584,000	1,438,206
China Petroleum & Chemical Corp.	1,854,000	947,369
CMOC Group, Ltd.	1,194,000	716,871
Dongfang Electric Corp., Ltd.	641,800	617,574
Foxconn Industrial Internet Co., Ltd.	203,000	414,116
GF Securities Co., Ltd.	596,000	775,025
Gree Electric Appliances, Inc. of Zhuhai, Class A†	194,800	906,790
Haier Smart Home Co., Ltd.	244,200	692,555
Hisense Home Appliances Group Co., Ltd.	229,000	634,210
HLA Corp., Ltd., Class A	541,100	551,616
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	156,400	587,517
Jiangxi Copper Co., Ltd.	582,000	823,751
Kweichow Moutai Co., Ltd., Class A	5,100	1,174,915
Lens Technology Co., Ltd.	346,100	620,353
Midea Group Co., Ltd., Class A	71,600	518,136
PetroChina Co., Ltd.	1,932,000	1,258,886
PICC Property & Casualty Co., Ltd.	1,410,000	1,610,350
Security Description	Shares or Principal Amount	Value

China (continued)
Ping An Bank Co., Ltd., Class A	480,700	$ 689,608
Ping An Insurance Group Co. of China, Ltd.	156,500	791,113
Sichuan Road and Bridge Group Co., Ltd.	428,600	451,616
Sinopharm Group Co., Ltd.	252,000	606,943
Sinotrans, Ltd.	1,610,000	531,431
Tsingtao Brewery Co., Ltd.	138,000	1,045,346
Weichai Power Co., Ltd.	481,000	718,937
Wuliangye Yibin Co., Ltd.	29,400	627,357
Yutong Bus Co., Ltd.	323,400	603,003
Zhuzhou CRRC Times Electric Co., Ltd.	301,500	972,434
		27,587,947
Colombia — 0.3%
Ecopetrol SA ADR	47,063	555,814
Greece — 1.1%
Mytilineos SA	19,623	726,610
National Bank of Greece SA†	111,180	635,769
OPAP SA	31,994	542,444
		1,904,823
Hong Kong — 1.4%
AIA Group, Ltd.	85,400	743,765
BYD Electronic International Co., Ltd.	159,000	662,264
Cathay Pacific Airways, Ltd.†	523,000	526,817
Sinotruk Hong Kong, Ltd.	316,000	594,236
		2,527,082
Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	85,178	677,962
OTP Bank Nyrt	22,339	830,294
		1,508,256
India — 8.8%
HDFC Bank, Ltd. ADR	63,960	3,616,938
ICICI Bank, Ltd. ADR	146,611	3,253,298
Infosys, Ltd. ADR	173,499	2,848,854
Reliance Industries, Ltd. GDR*	85,985	4,694,781
State Bank of India	13,429	909,143
		15,323,014
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	2,684,600	962,059
United Tractors Tbk PT	349,300	553,891
		1,515,950
Jersey — 0.2%
WNS Holdings, Ltd. ADR†	8,063	437,982
Mexico — 2.7%
Arca Continental SAB de CV	97,864	878,165
Coca-Cola Femsa SAB de CV, ADR	11,796	896,732
Grupo Aeroportuario del Pacifico SAB de CV, Class B	48,042	560,894
Grupo Aeroportuario del Sureste SAB de CV, Class B	29,083	629,118
Grupo Financiero Banorte SAB de CV, Class O	215,979	1,749,611
		4,714,520
Panama — 0.5%
Copa Holdings SA, Class A	10,916	891,291
Poland — 1.3%
Bank Polska Kasa Opieki SA	44,754	1,357,725
Powszechny Zaklad Ubezpieczen SA	75,038	848,459
		2,206,184

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	430,348	$ 0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	731,991	0
Sberbank Of Russia PJSC(1)(2)	426,432	0
Severstal PAO GDR(1)(2)	23,993	0
		0
Saudi Arabia — 1.4%
Aldrees Petroleum and Transport Services Co.	15,290	479,245
Etihad Etisalat Co.	52,689	648,454
Saudi Arabian Oil Co.*	141,768	1,258,358
		2,386,057
South Africa — 3.6%
Bid Corp., Ltd.	34,375	728,583
Bidvest Group, Ltd.	54,282	767,453
FirstRand, Ltd.	531,816	1,753,872
Gold Fields, Ltd. ADR	59,168	770,367
Sanlam, Ltd.	210,225	737,493
Standard Bank Group, Ltd.	105,342	1,037,172
Truworths International, Ltd.	138,210	562,198
		6,357,138
South Korea — 14.8%
AfreecaTV Co., Ltd.	9,933	495,681
DB Insurance Co., Ltd.	9,909	648,065
Hana Financial Group, Inc.	32,321	942,936
Hyundai Glovis Co., Ltd.	3,993	507,989
Hyundai Motor Co.	9,325	1,179,792
Industrial Bank of Korea	73,335	606,692
KB Financial Group, Inc.	24,464	933,479
Kia Corp.	32,003	1,831,500
Korean Air Lines Co., Ltd.	36,021	550,174
Samsung C&T Corp.	13,378	1,057,342
Samsung Electro-Mechanics Co., Ltd.	6,488	602,204
Samsung Electronics Co., Ltd.	180,011	8,976,370
Samsung Engineering Co., Ltd.†	24,630	436,044
Samsung Fire & Marine Insurance Co., Ltd.	3,851	739,766
Samsung Life Insurance Co., Ltd.	13,227	708,218
Samsung SDS Co., Ltd.	6,234	638,392
Samsung Securities Co. Ltd.	22,012	578,805
Shinhan Financial Group Co., Ltd.	45,590	1,166,760
SK Hynix, Inc.	29,854	2,608,071
S-Oil Corp.	13,700	679,555
		25,887,835
Taiwan — 13.0%
Accton Technology Corp.	56,000	872,697
ASE Technology Holding Co., Ltd.	264,000	933,530
Asia Vital Components Co., Ltd.	53,000	465,058
Cathay Financial Holding Co., Ltd.	393,000	533,941
China Airlines, Ltd.	752,000	451,007
Largan Precision Co., Ltd.	10,468	668,856
MediaTek, Inc.	20,000	526,936
Micro-Star International Co., Ltd.	104,000	534,158
Novatek Microelectronics Corp.	118,000	1,663,242
Primax Electronics, Ltd.	250,000	534,656
Realtek Semiconductor Corp.	73,000	911,031
Taiwan Semiconductor Manufacturing Co., Ltd.	718,000	11,829,497
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,593	1,777,382
United Microelectronics Corp.	721,000	1,031,228
		22,733,219
Security Description	Shares or Principal Amount	Value

Thailand — 1.8%
Bangkok Bank PCL	113,500	$ 495,778
Krung Thai Bank PCL	1,925,600	1,007,200
PTT Exploration & Production PCL	378,500	1,727,036
		3,230,014
Turkey — 0.7%
BIM Birlesik Magazalar AS	66,224	640,913
Ford Otomotiv Sanayi AS	20,512	569,537
		1,210,450
United Arab Emirates — 0.5%
Emirates NBD Bank PJSC	184,238	849,738
United Kingdom — 0.7%
Rio Tinto PLC	19,721	1,256,967
United States — 1.0%
Yum China Holdings, Inc.	32,901	1,729,277
TOTAL INVESTMENTS (cost $181,830,027)	94.9%	166,034,798
Other assets less liabilities	5.1	8,879,426
NET ASSETS	100.0%	$174,914,224
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $9,803,646 representing 5.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	10/01/2021	26,632	$123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	$0	$0.00	0.0%
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
123	Long	IFSC Nifty 50 Index	November 2023	$4,771,188	$4,714,098	$(57,090)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	17.5%
Banks	16.2
Internet	11.9
Oil & Gas	9.4
Insurance	5.5
Beverages	3.6
Computers	2.8
Mining	2.8
Auto Manufacturers	2.7
Retail	2.0
Home Furnishings	2.0
Engineering & Construction	1.9
Telecommunications	1.7
Diversified Financial Services	1.6
Software	1.6
Airlines	1.4
Miscellaneous Manufacturing	1.4
Electronics	1.2
Transportation	1.2
Food	1.1
Machinery-Diversified	1.0
Electric	0.9
Iron/Steel	0.8
Commercial Services	0.4
Auto Parts & Equipment	0.4
Electrical Components & Equipment	0.4
Pharmaceuticals	0.3
Textiles	0.3
Entertainment	0.3

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Healthcare-Services	0.3%
Biotechnology	0.3
94.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,113,394	$702,999	$—	$1,816,393
Brazil	13,708,206	—	—	13,708,206
British Virgin Islands	687,928	—	—	687,928
Cayman Islands	2,883,834	21,572,234	—	24,456,068
Chile	552,645	—	—	552,645
Colombia	555,814	—	—	555,814
India	15,323,014	—	—	15,323,014
Jersey	437,982	—	—	437,982
Mexico	4,714,520	—	—	4,714,520
Panama	891,291	—	—	891,291
Russia	—	—	0	0
South Africa	770,367	5,586,771	—	6,357,138
Taiwan	1,777,382	20,955,837	—	22,733,219
Thailand	3,230,014	—	—	3,230,014
United States	1,729,277	—	—	1,729,277
Other Countries	—	68,841,289	—	68,841,289
Total Investments at Value	$48,375,668	$117,659,130	$0	$166,034,798
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$57,090	$—	$—	$57,090
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 4.8%
General Dynamics Corp.	64,220	$ 15,496,928
Northrop Grumman Corp.	26,921	12,691,367
RTX Corp.	188,635	15,353,003
		43,541,298
Agriculture — 1.9%
Philip Morris International, Inc.	197,441	17,603,840
Banks — 7.0%
Bank of America Corp.	529,717	13,952,746
Morgan Stanley	200,752	14,217,256
PNC Financial Services Group, Inc.	93,266	10,676,159
US Bancorp	322,811	10,291,215
Wells Fargo & Co.	361,277	14,367,986
		63,505,362
Beverages — 2.0%
Coca-Cola Co.	166,493	9,405,190
PepsiCo, Inc.	51,587	8,423,125
		17,828,315
Biotechnology — 0.5%
Amgen, Inc.	19,314	4,938,590
Chemicals — 3.9%
Air Products & Chemicals, Inc.	74,399	21,013,254
PPG Industries, Inc.	116,678	14,324,558
		35,337,812
Computers — 2.3%
Accenture PLC, Class A	15,554	4,620,938
Apple, Inc.	18,527	3,163,856
International Business Machines Corp.	53,850	7,788,864
Seagate Technology Holdings PLC	70,728	4,827,186
		20,400,844
Cosmetics/Personal Care — 2.2%
Kenvue, Inc.	279,766	5,203,648
Procter & Gamble Co.	95,742	14,364,172
		19,567,820
Diversified Financial Services — 6.9%
American Express Co.	82,814	12,093,328
BlackRock, Inc.	26,107	15,984,794
Capital One Financial Corp.	54,327	5,502,782
Charles Schwab Corp.	204,579	10,646,291
CME Group, Inc.	84,435	18,023,495
		62,250,690
Electric — 4.5%
CMS Energy Corp.	109,941	5,974,194
Dominion Energy, Inc.	147,205	5,935,305
NextEra Energy, Inc.	210,030	12,244,749
Public Service Enterprise Group, Inc.	115,321	7,109,540
Xcel Energy, Inc.	152,737	9,052,722
		40,316,510
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	60,348	12,546,953
Environmental Control — 1.1%
Republic Services, Inc.	66,786	9,917,053
Food — 2.6%
Hershey Co.	22,370	4,191,019
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	130,031	$ 8,609,353
Sysco Corp.	166,207	11,051,103
		23,851,475
Healthcare-Products — 2.4%
Abbott Laboratories	83,437	7,888,968
Baxter International, Inc.	106,672	3,459,373
Medtronic PLC	150,382	10,610,954
		21,959,295
Healthcare-Services — 2.7%
UnitedHealth Group, Inc.	45,631	24,438,138
Insurance — 5.5%
Arthur J. Gallagher & Co.	38,721	9,118,408
Chubb, Ltd.	50,687	10,878,444
Hartford Financial Services Group, Inc.	92,098	6,764,598
Marsh & McLennan Cos., Inc.	23,131	4,386,794
MetLife, Inc.	149,365	8,963,394
Progressive Corp.	49,000	7,746,410
Travelers Cos., Inc.	13,821	2,314,188
		50,172,236
Machinery-Diversified — 2.5%
Deere & Co.	24,583	8,981,645
Dover Corp.	104,304	13,554,305
		22,535,950
Media — 2.2%
Comcast Corp., Class A	488,534	20,171,569
Miscellaneous Manufacturing — 1.0%
Parker-Hannifin Corp.	23,663	8,729,517
Oil & Gas — 9.6%
Chevron Corp.	100,468	14,641,202
ConocoPhillips	261,659	31,085,089
EOG Resources, Inc.	137,994	17,421,742
Exxon Mobil Corp.	225,109	23,827,788
		86,975,821
Pharmaceuticals — 11.9%
AbbVie, Inc.	120,764	17,049,461
Becton Dickinson & Co.	34,983	8,843,003
Bristol-Myers Squibb Co.	372,187	19,178,796
Cencora, Inc.	43,518	8,057,358
Cigna Group	43,911	13,577,281
CVS Health Corp.	122,705	8,467,872
Eli Lilly & Co.	9,842	5,451,779
Johnson & Johnson	109,944	16,309,093
Merck & Co., Inc.	43,051	4,421,338
Pfizer, Inc.	193,192	5,903,948
		107,259,929
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	23,067	2,148,230
AvalonBay Communities, Inc.	24,269	4,022,344
Prologis, Inc.	65,478	6,596,908
Ventas, Inc.	83,685	3,553,265
		16,320,747
Retail — 7.8%
Best Buy Co., Inc.	80,678	5,390,904
Home Depot, Inc.	37,024	10,540,363
Lowe's Cos., Inc.	29,324	5,588,275
McDonald's Corp.	53,030	13,902,875

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Starbucks Corp.	68,771	$ 6,343,437
TJX Cos., Inc.	170,107	14,981,323
Walmart, Inc.	85,688	14,002,276
		70,749,453
Semiconductors — 4.4%
Analog Devices, Inc.	101,115	15,908,423
Lam Research Corp.	3,739	2,199,355
NXP Semiconductors NV	75,303	12,984,496
Texas Instruments, Inc.	61,232	8,695,556
		39,787,830
Software — 1.6%
Microsoft Corp.	42,471	14,359,870
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Corning, Inc.	218,216	$ 5,839,460
Verizon Communications, Inc.	164,975	5,795,572
		11,635,032
Transportation — 3.1%
Norfolk Southern Corp.	76,819	14,656,297
United Parcel Service, Inc., Class B	97,399	13,757,609
		28,413,906
TOTAL INVESTMENTS (cost $735,173,023)	98.9%	895,115,855
Other assets less liabilities	1.1	9,681,367
NET ASSETS	100.0%	$904,797,222

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$895,115,855	$—	$—	$895,115,855
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Australia — 0.5%
BHP Group, Ltd.	53,404	$ 1,524,617
Austria — 0.3%
Erste Group Bank AG	19,570	699,455
Bermuda — 0.3%
Everest Group, Ltd.	2,372	938,411
Canada — 1.4%
Alimentation Couche-Tard, Inc.	13,756	748,830
Celestica, Inc.†	28,593	667,428
EQB, Inc.	13,250	657,555
Imperial Oil, Ltd.	14,154	806,628
Manulife Financial Corp.	31,037	540,280
Shawcor, Ltd.†	40,282	421,774
		3,842,495
Cayman Islands — 0.3%
Sands China, Ltd.†	278,000	745,662
Denmark — 1.6%
Carlsberg A/S, Class B	7,607	907,671
D/S Norden A/S	9,357	531,659
Novo Nordisk A/S, Class B	32,582	3,142,056
		4,581,386
Finland — 0.2%
Nordea Bank Abp	50,644	532,448
France — 3.0%
BNP Paribas SA	24,381	1,401,142
LVMH Moet Hennessy Louis Vuitton SE	2,446	1,750,523
Publicis Groupe SA	11,257	859,464
Safran SA	6,391	995,496
Schneider Electric SE	5,684	874,056
TotalEnergies SE	37,837	2,534,074
		8,414,755
Germany — 2.3%
Allianz SE	6,892	1,610,881
Bayerische Motoren Werke AG	3,882	359,944
Heidelberg Materials AG	9,436	683,726
Mercedes-Benz Group AG	12,684	743,968
Muenchener Rueckversicherungs-Gesellschaft AG	4,876	1,952,511
RWE AG	25,452	972,562
		6,323,592
Hong Kong — 0.2%
AIA Group, Ltd.	73,600	640,996
Ireland — 2.1%
Eaton Corp. PLC	8,923	1,855,181
Linde PLC	6,050	2,312,068
Trane Technologies PLC	9,108	1,733,343
		5,900,592
Italy — 1.0%
Intesa Sanpaolo SpA	395,892	1,031,258
UniCredit SpA	65,770	1,645,400
		2,676,658
Japan — 6.4%
Credit Saison Co., Ltd.	40,900	612,352
Fujikura, Ltd.	38,300	275,030
Honda Motor Co., Ltd.	89,700	921,231
ITOCHU Corp.	33,200	1,196,197
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kamigumi Co., Ltd.	32,300	$ 655,495
KDDI Corp.	17,700	528,019
Marubeni Corp.	75,000	1,105,575
Mazda Motor Corp.	61,200	592,403
Mitsubishi Motors Corp.	237,700	770,273
Mitsubishi UFJ Financial Group, Inc.	115,500	970,471
Mitsui & Co., Ltd.	16,700	613,733
Nichias Corp.	28,300	560,584
Nippon Telegraph & Telephone Corp.	1,045,400	1,225,306
Niterra Co., Ltd.	26,600	584,351
Sankyo Co., Ltd.	12,800	530,386
Shimamura Co., Ltd.	4,700	464,412
Sony Group Corp.	17,900	1,481,472
Sumitomo Mitsui Financial Group, Inc.	36,600	1,757,247
Takasago Thermal Engineering Co., Ltd.	34,700	682,952
Tokio Marine Holdings, Inc.	40,800	909,412
Tokyo Gas Co., Ltd.	39,400	878,475
Toyota Tsusho Corp.	5,900	313,642
Yamato Kogyo Co., Ltd.	7,500	358,868
		17,987,886
Netherlands — 3.8%
Airbus SE	5,209	696,745
ASML Holding NV	4,391	2,641,448
ING Groep NV	94,322	1,209,474
Koninklijke Ahold Delhaize NV	38,876	1,150,835
Koninklijke KPN NV	208,328	700,678
NXP Semiconductors NV	7,135	1,230,288
Prosus NV	36,508	1,022,568
Stellantis NV	71,937	1,345,998
Technip Energies NV	25,905	566,566
		10,564,600
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	82,795	650,331
Iberdrola SA	61,104	680,951
Industria de Diseno Textil SA	27,879	962,992
		2,294,274
Switzerland — 3.2%
Cie Financiere Richemont SA, Class A	8,689	1,025,930
Nestle SA	23,780	2,565,479
Novartis AG	28,162	2,629,167
Roche Holding AG	6,241	1,612,346
Sandoz Group AG†	5,632	146,427
UBS Group AG	45,640	1,066,160
		9,045,509
United Kingdom — 6.4%
3i Group PLC	33,245	785,248
AstraZeneca PLC	18,751	2,343,794
Balfour Beatty PLC	194,352	733,667
BP PLC	435,310	2,657,277
Centrica PLC	651,609	1,249,358
Coca-Cola Europacific Partners PLC	11,850	693,344
JET2 PLC	62,012	756,598
Mitie Group PLC	499,307	600,121
Prudential PLC	58,050	608,959
Rio Tinto PLC	24,732	1,576,355
Shell PLC	101,065	3,248,061
SSE PLC	38,168	759,973

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	83,527	$ 645,607
Tesco PLC	361,453	1,187,747
		17,846,109
United States — 65.5%
AbbVie, Inc.	18,435	2,602,653
Adobe, Inc.†	2,823	1,502,005
Allison Transmission Holdings, Inc.	19,035	959,745
Alphabet, Inc., Class C†	74,889	9,383,592
Amazon.com, Inc.†	62,822	8,360,980
Ameriprise Financial, Inc.	2,927	920,746
Amgen, Inc.	7,289	1,863,797
Apple, Inc.	90,188	15,401,405
Applied Materials, Inc.	17,785	2,353,845
Atkore, Inc.†	4,765	592,194
AutoNation, Inc.†	4,934	641,815
Bank of America Corp.	114,751	3,022,541
Beacon Roofing Supply, Inc.†	9,327	663,803
Berry Global Group, Inc.	20,581	1,131,955
Boise Cascade Co.	6,043	566,531
Booking Holdings, Inc.†	241	672,284
Booz Allen Hamilton Holding Corp.	11,872	1,423,809
BorgWarner, Inc.	27,715	1,022,684
Boyd Gaming Corp.	10,942	604,546
Bristol-Myers Squibb Co.	22,951	1,182,665
Builders FirstSource, Inc.†	4,721	512,323
Cadence Design Systems, Inc.†	6,876	1,649,209
Cardinal Health, Inc.	8,283	753,753
Chipotle Mexican Grill, Inc.†	368	714,730
Cigna Group	2,073	640,972
Coca-Cola Co.	42,376	2,393,820
Comcast Corp., Class A	37,989	1,568,566
ConocoPhillips	16,931	2,011,403
Copart, Inc.†	15,139	658,849
Core & Main, Inc., Class A†	27,022	812,822
Costco Wholesale Corp.	2,338	1,291,605
CSX Corp.	56,161	1,676,406
Deckers Outdoor Corp.†	2,338	1,395,926
Deere & Co.	3,268	1,193,996
Dell Technologies, Inc., Class C	12,735	852,099
Dropbox, Inc., Class A†	53,665	1,411,389
e.l.f. Beauty, Inc.†	8,005	741,503
Elevance Health, Inc.	4,036	1,816,563
Eli Lilly & Co.	6,626	3,670,340
Encore Wire Corp.	2,399	429,013
EOG Resources, Inc.	10,202	1,288,002
Equinix, Inc.	962	701,914
Exxon Mobil Corp.	28,689	3,036,731
Fair Isaac Corp.†	715	604,797
Fortinet, Inc.†	13,114	749,727
Freeport-McMoRan, Inc.	19,753	667,256
Gilead Sciences, Inc.	6,494	510,039
HCA Healthcare, Inc.	5,356	1,211,206
Hologic, Inc.†	15,366	1,016,768
Humana, Inc.	1,663	870,896
Inspire Medical Systems, Inc.†	1,484	218,385
Lam Research Corp.	3,633	2,137,003
Manhattan Associates, Inc.†	6,140	1,197,177
Marriott International, Inc., Class A	3,754	707,854
Mastercard, Inc., Class A	9,129	3,435,699
McKesson Corp.	4,457	2,029,540
Merck & Co., Inc.	8,342	856,723
Security Description	Shares or Principal Amount	Value

United States (continued)
Meta Platforms, Inc., Class A†	17,242	$ 5,194,497
Microsoft Corp.	43,981	14,870,416
Morgan Stanley	19,163	1,357,124
Mueller Industries, Inc.	15,516	585,108
Netflix, Inc.†	3,528	1,452,442
Neurocrine Biosciences, Inc.†	6,110	677,843
NextEra Energy, Inc.	27,701	1,614,968
Nucor Corp.	3,592	530,862
NVIDIA Corp.	14,876	6,066,433
Old Dominion Freight Line, Inc.	1,464	551,430
Palo Alto Networks, Inc.†	7,357	1,787,898
Penske Automotive Group, Inc.	4,304	615,816
PepsiCo, Inc.	9,050	1,477,684
PG&E Corp.†	51,389	837,641
Pioneer Natural Resources Co.	3,248	776,272
Procter & Gamble Co.	20,124	3,019,204
Progressive Corp.	6,505	1,028,375
Prologis, Inc.	11,168	1,125,176
PulteGroup, Inc.	12,163	895,075
Pure Storage, Inc., Class A†	30,043	1,015,754
QUALCOMM, Inc.	6,783	739,279
Quanta Services, Inc.	4,781	799,001
Rambus, Inc.†	12,393	673,312
Regeneron Pharmaceuticals, Inc.†	2,286	1,782,829
Republic Services, Inc.	4,926	731,462
Ross Stores, Inc.	9,932	1,151,814
S&P Global, Inc.	3,122	1,090,546
Salesforce, Inc.†	6,461	1,297,563
Steel Dynamics, Inc.	11,637	1,239,457
Taylor Morrison Home Corp.†	27,297	1,046,021
Tesla, Inc.†	11,515	2,312,673
TJX Cos., Inc.	13,780	1,213,605
T-Mobile US, Inc.†	9,718	1,398,031
Toll Brothers, Inc.	8,284	585,762
Travelers Cos., Inc.	4,211	705,090
United Rentals, Inc.	3,580	1,454,447
United Therapeutics Corp.†	4,269	951,389
UnitedHealth Group, Inc.	9,052	4,847,889
Vertex Pharmaceuticals, Inc.†	3,544	1,283,318
Visa, Inc., Class A	15,492	3,642,169
Vistra Corp.	23,879	781,321
Voya Financial, Inc.	17,226	1,150,180
Wells Fargo & Co.	66,640	2,650,273
WEX, Inc.†	2,941	489,618
Winnebago Industries, Inc.	13,196	764,708
Yum! Brands, Inc.	8,222	993,711
		183,564,085
Total Long-Term Investment Securities (cost $229,603,245)		278,123,530

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $1,725,357 and collateralized by $1,761,300 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $1,759,855 (cost $1,725,280)	$1,725,280	$ 1,725,280
TOTAL INVESTMENTS (cost $231,328,525)	99.9%	279,848,810
Other assets less liabilities	0.1	387,442
NET ASSETS	100.0%	$280,236,252
†	Non-income producing security
Industry Allocation*
Internet	9.9%
Software	8.0
Pharmaceuticals	7.7
Banks	6.9
Computers	6.5
Oil & Gas	6.0
Semiconductors	5.6
Retail	3.9
Diversified Financial Services	3.4
Insurance	3.2
Healthcare-Services	3.0
Auto Manufacturers	2.5
Biotechnology	2.3
Commercial Services	2.1
Electric	2.1
Beverages	1.9
Food	1.7
Distribution/Wholesale	1.6
Telecommunications	1.5
Building Materials	1.4
Cosmetics/Personal Care	1.4
Mining	1.3
Transportation	1.2
Home Builders	1.2
Apparel	1.1
Auto Parts & Equipment	0.9
Chemicals	0.8
Lodging	0.8
Iron/Steel	0.7
Gas	0.7
Miscellaneous Manufacturing	0.7
Aerospace/Defense	0.7
REITS	0.6
Repurchase Agreements	0.6
Electrical Components & Equipment	0.6
Media	0.6
Engineering & Construction	0.6
Home Furnishings	0.5
Healthcare-Products	0.5
Electronics	0.4
Machinery-Diversified	0.4
Packaging & Containers	0.4
Oil & Gas Services	0.4
Advertising	0.3
Private Equity	0.3
Airlines	0.3
Environmental Control	0.3

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Metal Fabricate/Hardware	0.2%
Entertainment	0.2
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$938,411	$—	$—	$938,411
Canada	3,842,495	—	—	3,842,495
Ireland	5,900,592	—	—	5,900,592
Netherlands	1,230,288	9,334,312	—	10,564,600
Switzerland	146,427	8,899,082	—	9,045,509
United Kingdom	693,344	17,152,765	—	17,846,109
United States	183,564,085	—	—	183,564,085
Other Countries	—	46,421,729	—	46,421,729
Repurchase Agreements	—	1,725,280	—	1,725,280
Total Investments at Value	$196,315,642	$83,533,168	$—	$279,848,810
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.7%
Howmet Aerospace, Inc.	43,804	$ 1,931,757
Northrop Grumman Corp.	17,528	8,263,225
		10,194,982
Auto Manufacturers — 0.6%
Tesla, Inc.†	11,525	2,314,681
Banks — 5.2%
Morgan Stanley	104,716	7,415,987
US Bancorp	102,489	3,267,349
Wells Fargo & Co.	220,575	8,772,268
		19,455,604
Beverages — 2.5%
Coca-Cola Co.	168,517	9,519,525
Biotechnology — 4.2%
Biogen, Inc.†	15,145	3,597,543
Regeneron Pharmaceuticals, Inc.†	9,716	7,577,411
Vertex Pharmaceuticals, Inc.†	12,704	4,600,246
		15,775,200
Building Materials — 2.5%
Trane Technologies PLC	21,688	4,127,443
Vulcan Materials Co.	26,461	5,199,322
		9,326,765
Chemicals — 1.8%
Eastman Chemical Co.	31,176	2,329,783
PPG Industries, Inc.	37,439	4,596,386
		6,926,169
Commercial Services — 1.1%
S&P Global, Inc.	11,840	4,135,830
Computers — 7.1%
Accenture PLC, Class A	16,393	4,870,196
Apple, Inc.	118,513	20,238,465
Seagate Technology Holdings PLC	23,794	1,623,941
		26,732,602
Diversified Financial Services — 5.5%
American Express Co.	43,204	6,309,080
Ameriprise Financial, Inc.	15,985	5,028,401
Mastercard, Inc., Class A	25,031	9,420,417
		20,757,898
Electric — 4.3%
NextEra Energy, Inc.	166,297	9,695,115
PG&E Corp.†	409,722	6,678,469
		16,373,584
Electrical Components & Equipment — 2.0%
Eaton Corp. PLC	35,918	7,467,711
Environmental Control — 0.0%
Veralto Corp.†	1	69
Healthcare-Products — 2.3%
Danaher Corp.	19,839	3,809,485
Stryker Corp.	18,217	4,922,598
		8,732,083
Healthcare-Services — 3.8%
UnitedHealth Group, Inc.	26,471	14,176,809
Security Description	Shares or Principal Amount	Value

Insurance — 1.8%
Progressive Corp.	42,156	$ 6,664,442
Internet — 10.5%
Alphabet, Inc., Class A†	94,973	11,784,250
Amazon.com, Inc.†	107,220	14,269,910
Meta Platforms, Inc., Class A†	36,377	10,959,299
Uber Technologies, Inc.†	59,981	2,595,977
		39,609,436
Machinery-Diversified — 2.3%
Deere & Co.	23,214	8,481,467
Oil & Gas — 3.5%
ConocoPhillips	52,078	6,186,866
Pioneer Natural Resources Co.	29,899	7,145,861
		13,332,727
Oil & Gas Services — 2.0%
Baker Hughes Co.	215,010	7,400,644
Pharmaceuticals — 5.5%
AbbVie, Inc.	86,252	12,177,057
Bristol-Myers Squibb Co.	104,762	5,398,386
Eli Lilly & Co.	5,613	3,109,209
		20,684,652
REITS — 1.5%
Prologis, Inc.	55,673	5,609,055
Retail — 5.7%
Lowe's Cos., Inc.	42,415	8,083,027
McDonald's Corp.	33,687	8,831,721
TJX Cos., Inc.	50,319	4,431,594
		21,346,342
Semiconductors — 7.4%
Advanced Micro Devices, Inc.†	30,247	2,979,329
Analog Devices, Inc.	16,957	2,667,845
ASML Holding NV	950	568,870
NVIDIA Corp.	30,771	12,548,414
NXP Semiconductors NV	53,463	9,218,625
		27,983,083
Software — 12.4%
Intuit, Inc.	5,856	2,898,427
Microsoft Corp.	107,846	36,463,811
Oracle Corp.	69,717	7,208,738
		46,570,976
Transportation — 1.3%
Norfolk Southern Corp.	26,559	5,067,192
Total Long-Term Investment Securities (cost $368,933,114)		374,639,528

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $2,577,140 and collateralized by $2,630,800 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $2,628,642 (cost $2,577,025)	$2,577,025	$ 2,577,025
TOTAL INVESTMENTS (cost $371,510,139)	100.2%	377,216,553
Other assets less liabilities	(0.2)	(605,375)
NET ASSETS	100.0%	$376,611,178
†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$374,639,528	$—	$—	$374,639,528
Repurchase Agreements	—	2,577,025	—	2,577,025
Total Investments at Value	$374,639,528	$2,577,025	$—	$377,216,553
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.6%
Aerospace/Defense — 0.8%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 109,648
BAE Systems PLC
1.90%, 02/15/2031*	479,000	361,473
3.00%, 09/15/2050*	231,000	133,458
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,354,652
2.75%, 02/01/2026	278,000	258,723
3.25%, 03/01/2028	429,000	380,759
5.04%, 05/01/2027	170,000	164,610
5.15%, 05/01/2030	1,317,000	1,233,963
5.71%, 05/01/2040	1,195,000	1,057,060
5.81%, 05/01/2050	1,698,000	1,461,809
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	174,919
5.40%, 07/31/2033	445,000	415,820
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	36,146
RTX Corp.
3.75%, 11/01/2046	225,000	148,989
4.15%, 05/15/2045	296,000	212,146
4.35%, 04/15/2047	50,000	36,682
4.50%, 06/01/2042	225,000	174,596
5.15%, 02/27/2033	362,000	333,971
TransDigm, Inc.
4.63%, 01/15/2029	2,825,000	2,435,828
		12,485,252
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	297,919
3.73%, 09/25/2040	240,000	152,196
4.39%, 08/15/2037	495,000	359,768
4.54%, 08/15/2047	613,000	396,591
4.74%, 03/16/2032	3,067,000	2,634,951
BAT International Finance PLC
1.67%, 03/25/2026	270,000	243,153
4.45%, 03/16/2028	2,960,000	2,727,276
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	637,259
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	3,202,000	3,054,086
5.63%, 11/17/2029	495,000	484,407
		10,987,606
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	159,216	137,638
3.55%, 07/15/2031*	224,688	189,431
4.13%, 11/15/2026*	226,965	215,667
American Airlines Pass-Through Trust
3.00%, 04/15/2030	103,524	90,713
3.70%, 04/01/2028	184,852	166,965
British Airways Pass-Through Trust
3.30%, 06/15/2034*	335,931	285,354
3.80%, 03/20/2033*	218,012	199,327
4.13%, 03/20/2033*	293,352	258,199
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	63,352	61,222
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	149,151	129,089
Security Description	Shares or Principal Amount	Value

Airlines (continued)
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 511,962	$ 415,406
3.10%, 04/07/2030	419,589	346,593
3.50%, 09/01/2031	415,473	367,388
3.65%, 07/07/2027	121,655	113,887
3.70%, 09/01/2031	592,448	498,127
4.00%, 10/11/2027	200,111	188,176
4.15%, 10/11/2025 to 02/25/2033	697,018	646,844
4.55%, 02/25/2033	363,985	313,281
4.60%, 09/01/2027	183,794	172,316
		4,795,623
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
2.35%, 01/08/2031	172,000	128,070
2.70%, 06/10/2031	695,000	522,658
Hyundai Capital America
1.50%, 06/15/2026*	380,000	337,208
1.80%, 01/10/2028*	415,000	345,004
2.38%, 10/15/2027*	260,000	223,942
3.00%, 02/10/2027*	200,000	180,331
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	301,020
		2,038,233
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	162,195
Banks — 8.6%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	406,340
6.58%, 10/13/2026*	700,000	701,308
AIB Group PLC
4.26%, 04/10/2025*	270,000	266,533
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	190,341
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	444,563
Banco Santander SA
1.72%, 09/14/2027	200,000	173,356
2.75%, 05/28/2025	400,000	376,930
5.59%, 08/08/2028	1,000,000	963,283
6.61%, 11/07/2028	600,000	600,567
Bank of America Corp.
1.66%, 03/11/2027	145,000	129,736
1.90%, 07/23/2031	290,000	215,753
2.57%, 10/20/2032	3,990,000	2,988,282
3.71%, 04/24/2028	1,000,000	913,490
4.25%, 10/22/2026	270,000	254,798
4.38%, 04/27/2028	705,000	658,106
5.08%, 01/20/2027	544,000	529,565
5.20%, 04/25/2029	920,000	874,703
5.29%, 04/25/2034	1,000,000	903,191
5.82%, 09/15/2029	980,000	954,254
5.88%, 03/15/2028(1)	2,572,000	2,214,492
6.10%, 03/17/2025(1)	3,305,000	3,186,594
6.50%, 10/23/2024(1)	2,114,000	2,086,270
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	374,435
6.25%, 09/16/2026*	534,000	528,992
Bank of Montreal
3.80%, 12/15/2032	167,000	144,731
5.72%, 09/25/2028	590,000	577,711

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of New York Mellon Corp.
6.32%, 10/25/2029	$ 470,000	$ 473,636
6.47%, 10/25/2034	400,000	401,336
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	600,470
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	803,412
5.90%, 07/13/2026*	960,000	950,448
Barclays PLC
1.01%, 12/10/2024	705,000	700,466
2.89%, 11/24/2032	2,322,000	1,695,459
4.97%, 05/16/2029	1,576,000	1,450,781
BNP Paribas SA
2.16%, 09/15/2029*	933,000	758,579
3.13%, 01/20/2033*	315,000	240,409
BPCE SA
1.00%, 01/20/2026*	570,000	509,810
1.65%, 10/06/2026*	342,000	309,661
2.28%, 01/20/2032*	410,000	296,816
4.50%, 03/15/2025*	2,200,000	2,122,277
4.63%, 07/11/2024*	600,000	589,248
5.98%, 01/18/2027*	285,000	280,465
Citigroup, Inc.
2.56%, 05/01/2032	910,000	690,514
3.06%, 01/25/2033	342,000	263,309
3.52%, 10/27/2028	200,000	179,777
3.67%, 07/24/2028	1,380,000	1,250,174
3.89%, 01/10/2028	800,000	741,663
4.40%, 06/10/2025	190,000	183,884
4.45%, 09/29/2027	53,000	48,958
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	152,517
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	450,602
Credit Agricole SA
1.25%, 01/26/2027*	769,000	685,726
2.81%, 01/11/2041*	345,000	200,212
4.38%, 03/17/2025*	200,000	193,102
Credit Suisse AG
1.25%, 08/07/2026	1,510,000	1,317,275
7.50%, 02/15/2028	250,000	259,577
7.95%, 01/09/2025	678,000	687,670
Danske Bank A/S
6.47%, 01/09/2026*	275,000	273,867
Deutsche Bank AG
2.13%, 11/24/2026	390,000	352,155
2.31%, 11/16/2027	2,717,000	2,350,012
3.70%, 05/30/2024	450,000	442,962
6.72%, 01/18/2029	2,978,000	2,923,038
7.15%, 07/13/2027	545,000	544,624
DNB Bank ASA
1.61%, 03/30/2028*	675,000	576,579
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	390,636
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	443,770
1.99%, 01/27/2032	1,250,000	917,010
2.38%, 07/21/2032	365,000	270,921
2.64%, 02/24/2028	599,000	530,623
3.69%, 06/05/2028	1,308,000	1,193,749
4.41%, 04/23/2039	530,000	420,566
6.48%, 10/24/2029	530,000	529,875
Security Description	Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/2028	$ 600,000	$ 503,587
2.21%, 08/17/2029	415,000	337,652
2.36%, 08/18/2031	580,000	437,153
4.00%, 03/09/2026(1)	1,271,000	1,053,166
4.29%, 09/12/2026	200,000	191,905
4.70%, 03/09/2031(1)	3,212,000	2,307,662
6.10%, 01/14/2042	230,000	221,171
7.39%, 11/03/2028	565,000	579,577
8.11%, 11/03/2033	600,000	620,901
ING Groep NV
1.73%, 04/01/2027	225,000	200,972
6.08%, 09/11/2027	560,000	554,657
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,673,780
2.96%, 05/13/2031	1,708,000	1,377,301
3.51%, 01/23/2029	3,928,000	3,524,330
4.01%, 04/23/2029	5,046,000	4,595,552
KeyCorp
4.79%, 06/01/2033	110,000	86,743
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	407,427
3.75%, 01/11/2027	1,106,000	1,016,881
4.50%, 11/04/2024	440,000	429,781
4.58%, 12/10/2025	200,000	190,213
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	247,629
6.13%, 03/08/2027*(1)	3,380,000	2,991,750
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	339,255
4.44%, 06/21/2033*	7,177,000	5,949,827
5.03%, 01/15/2030*	300,000	283,857
6.21%, 11/22/2024*	568,000	567,919
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	344,511
2.05%, 07/17/2030	4,800,000	3,657,719
3.75%, 07/18/2039	355,000	267,020
5.24%, 04/19/2029	280,000	269,388
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	423,957
2.23%, 05/25/2026	680,000	637,827
2.87%, 09/13/2030	337,000	277,320
5.78%, 07/06/2029	355,000	346,712
Morgan Stanley
2.51%, 10/20/2032	3,649,000	2,729,321
2.70%, 01/22/2031	272,000	218,545
3.13%, 07/27/2026	73,000	67,536
3.22%, 04/22/2042	705,000	465,898
3.77%, 01/24/2029	278,000	250,738
4.30%, 01/27/2045	275,000	206,693
4.35%, 09/08/2026	75,000	70,958
4.43%, 01/23/2030	457,000	416,109
4.46%, 04/22/2039	300,000	240,553
5.16%, 04/20/2029	765,000	727,842
5.42%, 07/21/2034	1,632,000	1,489,497
5.45%, 07/20/2029	688,000	661,677
Morgan Stanley VRS
3.59%, 07/22/2028(2)	533,000	483,384
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	222,910
3.93%, 08/02/2034*	470,000	395,189
NatWest Group PLC
3.75%, 11/01/2029	477,000	455,203

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.27%, 03/22/2025	$ 200,000	$ 197,988
4.45%, 05/08/2030	250,000	221,603
4.80%, 04/05/2026	200,000	192,702
4.89%, 05/18/2029	400,000	370,083
6.02%, 03/02/2034	771,000	717,891
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	334,452
Northern Trust Corp.
3.38%, 05/08/2032	105,000	92,218
PNC Bank NA
2.50%, 08/27/2024	375,000	364,152
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	533,245
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	405,285
6.53%, 01/10/2029	800,000	782,659
6.83%, 11/21/2026	418,000	417,326
Societe Generale SA
1.49%, 12/14/2026*	997,000	888,376
1.79%, 06/09/2027*	420,000	369,123
2.89%, 06/09/2032*	980,000	720,509
3.00%, 01/22/2030*	352,000	279,333
4.25%, 04/14/2025*	676,000	647,538
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	383,335
2.82%, 01/30/2026*	460,000	437,437
4.87%, 03/15/2033*	250,000	220,435
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	3,785,261
2.63%, 07/14/2026	188,000	172,312
3.04%, 07/16/2029	1,142,000	962,819
5.52%, 01/13/2028	330,000	321,375
5.71%, 01/13/2030	330,000	317,900
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	696,654
Swedbank AB
6.14%, 09/12/2026*	550,000	544,306
Toronto-Dominion Bank
5.52%, 07/17/2028	335,000	326,604
5.53%, 07/17/2026	895,000	885,738
Truist Financial Corp.
4.00%, 05/01/2025	53,000	50,925
6.05%, 06/08/2027	550,000	538,733
7.16%, 10/30/2029	680,000	684,010
UBS Group AG
1.31%, 02/02/2027*	780,000	690,492
2.19%, 06/05/2026*	250,000	232,724
2.59%, 09/11/2025*	608,000	586,356
3.87%, 01/12/2029*	250,000	223,808
4.13%, 09/24/2025*	1,627,000	1,557,112
4.28%, 01/09/2028*	250,000	228,074
4.38%, 02/10/2031*(1)	3,708,000	2,574,293
UniCredit SpA
1.98%, 06/03/2027*	330,000	291,214
2.57%, 09/22/2026*	420,000	384,943
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,015,312
4.40%, 06/14/2046	131,000	91,632
4.90%, 11/17/2045	112,000	85,183
5.56%, 07/25/2034	485,000	443,965
5.57%, 07/25/2029	1,435,000	1,383,747
6.30%, 10/23/2029	1,090,000	1,080,986
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.49%, 10/23/2034	$ 745,000	$ 732,038
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,742,368
3.13%, 11/18/2041	447,000	261,100
4.32%, 11/23/2031	300,000	276,899
		136,068,672
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	829,877
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	52,631
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	446,685
4.44%, 10/06/2048	405,000	313,376
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	117,716
		1,760,285
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	600,000	559,562
Baxalta, Inc.
5.25%, 06/23/2045	14,000	11,904
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	378,392
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	678,258
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	175,988
2.15%, 09/02/2031	287,000	210,733
		2,014,837
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	161,930
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	192,151
Masco Corp.
2.00%, 10/01/2030	170,000	127,457
6.50%, 08/15/2032	250,000	247,225
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	908,060
4.38%, 07/15/2030*	3,257,000	2,661,043
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,004,330
		5,302,196
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	122,591
Axalta Coating Systems LLC
3.38%, 02/15/2029*	735,000	604,145
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	96,701
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	147,473
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	1,895,949
LYB International Finance BV
4.88%, 03/15/2044	300,000	228,722
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	241,088

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
4.20%, 04/01/2029	$ 75,000	$ 68,819
5.00%, 04/01/2049	110,000	85,609
		3,491,097
Commercial Services — 0.7%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,782,396
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,606,691
6.27%, 06/26/2026*	355,000	353,025
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	152,206
7.00%, 10/15/2037*	719,000	747,879
Ford Foundation
2.82%, 06/01/2070	175,000	89,076
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	3,935,000	3,113,849
3.20%, 08/15/2029	477,000	400,353
5.30%, 08/15/2029	169,000	158,739
Pepperdine University
3.30%, 12/01/2059	290,000	165,687
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	403,121
2.90%, 10/01/2030	710,000	559,083
S&P Global, Inc.
2.90%, 03/01/2032	382,000	306,502
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	530,622
University of Southern California
3.23%, 10/01/2120	280,000	144,296
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	378,550
		10,892,075
Computers — 0.4%
Apple, Inc.
2.70%, 08/05/2051	890,000	514,699
3.45%, 02/09/2045	519,000	371,167
3.85%, 08/04/2046	362,000	271,461
CGI, Inc.
2.30%, 09/14/2031	776,000	570,691
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,593,590
Leidos, Inc.
2.30%, 02/15/2031	235,000	176,742
		5,498,350
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,467,810
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	206,822
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	335,000	297,992
2.88%, 08/14/2024	550,000	534,491
3.00%, 10/29/2028	1,665,000	1,402,337
3.30%, 01/30/2032	1,879,000	1,454,700
6.10%, 01/15/2027	610,000	599,994
6.50%, 07/15/2025	1,719,000	1,715,030
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Air Lease Corp.
2.88%, 01/15/2026	$ 500,000	$ 464,076
3.25%, 03/01/2025 to 10/01/2029	969,000	838,150
3.38%, 07/01/2025	344,000	326,515
3.75%, 06/01/2026	244,000	229,458
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	515,637
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,571,526
2.53%, 11/18/2027*	3,265,000	2,726,871
2.75%, 02/21/2028*	1,350,000	1,129,688
2.88%, 02/15/2025*	219,000	207,001
4.25%, 04/15/2026*	1,194,000	1,114,454
4.38%, 05/01/2026*	395,000	368,187
5.25%, 05/15/2024*	1,310,000	1,297,679
5.50%, 01/15/2026*	1,270,000	1,222,819
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	77,491
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	194,938
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	335,222
4.20%, 10/29/2025	100,000	94,825
5.82%, 02/01/2034	1,300,000	1,136,943
6.38%, 06/08/2034	1,300,000	1,185,509
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	2,616,572
5.85%, 05/19/2034	1,255,000	1,151,054
Discover Financial Services
6.70%, 11/29/2032	4,075,000	3,775,117
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(3)	2,030,749	1,835,218
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	163,995
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,838,394
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	780,105
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	171,605
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	520,503
2.68%, 07/16/2030	350,000	270,663
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	62,000	61,573
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,153,833	3,741,656
		38,174,810
Electric — 2.1%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	56,715
Alabama Power Co.
3.75%, 03/01/2045	50,000	34,461
4.10%, 01/15/2042	63,000	45,966
5.70%, 02/15/2033	100,000	95,170
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	246,896
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,553,764
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	140,034

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	$ 176,000	$ 171,244
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,631,050
Calpine Corp.
3.75%, 03/01/2031*	1,405,000	1,119,518
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	413,074
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	255,677
5.95%, 12/15/2036	100,000	92,022
CMS Energy Corp.
2.95%, 02/15/2027	116,000	104,794
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	81,066
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	282,881
5.80%, 03/01/2033	492,000	466,613
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	136,190
DTE Electric Co.
3.70%, 03/15/2045	111,000	76,704
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	382,690
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	203,131
Duke Energy Corp.
3.75%, 09/01/2046	705,000	459,347
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	96,853
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	178,010
4.15%, 12/01/2044	180,000	131,497
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	265,188
3.62%, 08/01/2027*	400,000	355,237
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	948,195
6.90%, 05/23/2053*	983,000	914,520
Emera US Finance LP
4.75%, 06/15/2046	320,000	223,654
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,836,501
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	307,743
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	132,325
3.05%, 06/01/2031	145,000	117,521
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	71,182
Evergy, Inc.
2.90%, 09/15/2029	450,000	377,900
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,096,235
FirstEnergy Corp.
3.40%, 03/01/2050	306,000	185,056
Fortis, Inc.
3.06%, 10/04/2026	186,000	170,615
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	171,582
4.95%, 09/22/2027*	585,000	564,863
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 2,876,000	$ 2,205,531
4.30%, 01/15/2026*	245,000	235,345
6.15%, 06/01/2037	100,000	95,712
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	157,233
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	128,543
Nevada Power Co.
5.38%, 09/15/2040	96,000	82,917
New England Power Co.
3.80%, 12/05/2047*	140,000	94,364
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	103,899
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	910,000	905,722
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	344,718
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	322,835
2.45%, 12/02/2027*	395,000	332,597
4.45%, 06/15/2029*	300,000	259,317
Ohio Power Co.
2.90%, 10/01/2051	335,000	187,093
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	252,199
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,087,546
3.00%, 06/15/2028	1,428,000	1,208,573
3.30%, 08/01/2040	3,970,000	2,408,828
3.45%, 07/01/2025	290,000	274,952
3.75%, 08/15/2042	75,000	46,127
4.30%, 03/15/2045	130,000	84,121
4.45%, 04/15/2042	420,000	283,725
6.40%, 06/15/2033	265,000	248,687
PacifiCorp
5.50%, 05/15/2054	28,000	22,805
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	66,548
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	122,767
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	380,229
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	266,086
5.10%, 06/01/2054	385,000	328,989
5.21%, 12/01/2049	205,000	175,604
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	199,358
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	156,893
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	33,035
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	435,739
Public Service Electric & Gas Co.
5.70%, 12/01/2036	100,000	92,900
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	252,957
SCE Recovery Funding LLC
4.70%, 06/15/2042	405,000	367,496
5.11%, 12/14/2049	165,000	140,455

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Sigeco Securitization I LLC
5.03%, 11/15/2038	$ 383,000	$ 357,324
Southern California Edison Co.
3.65%, 03/01/2028	200,000	183,152
4.05%, 03/15/2042	350,000	250,410
5.55%, 01/15/2036	100,000	90,753
5.88%, 12/01/2053	447,000	397,643
Southern Co.
5.70%, 03/15/2034	280,000	266,364
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	72,758
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	77,110
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	135,430
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	52,888
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	204,137
		33,674,098
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	1,970,985
3.88%, 01/12/2028	133,000	120,248
		2,091,233
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,922,000	2,164,409
5.14%, 03/15/2052	2,618,000	1,852,540
5.39%, 03/15/2062	1,048,000	733,986
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	636,560
		5,387,495
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	303,979
Campbell Soup Co.
3.13%, 04/24/2050	145,000	82,569
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	87,896
J.M. Smucker Co.
6.20%, 11/15/2033	220,000	213,844
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	560,000	524,765
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030	2,525,000	2,307,531
Kellanova
5.25%, 03/01/2033	465,000	427,055
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	222,423
4.63%, 10/01/2039	400,000	322,294
Kroger Co.
5.00%, 04/15/2042	400,000	320,590
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	601,743
Post Holdings, Inc.
4.50%, 09/15/2031*	120,000	97,096
4.63%, 04/15/2030*	681,000	570,261
Security Description	Shares or Principal Amount	Value

Food (continued)
5.50%, 12/15/2029*	$ 801,000	$ 714,343
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	552,272
		7,348,661
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(4)(5)	464,939	116,235
Pindo Deli Pulp & Paper Mills PT FRS
8.64%, (3 ML+3.00%), 04/28/2027*†(4)(6)	1,321,903	0
		116,235
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	266,590
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	201,283
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,134,287
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	164,321
NiSource, Inc.
1.70%, 02/15/2031	360,000	263,667
2.95%, 09/01/2029	245,000	208,503
3.60%, 05/01/2030	1,413,000	1,209,459
Southern California Gas Co.
2.55%, 02/01/2030	666,000	541,970
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	166,033
3.25%, 06/15/2026	85,000	79,866
3.95%, 10/01/2046	71,000	46,492
		6,282,471
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	793,016
6.30%, 02/15/2030*	2,533,000	2,383,516
6.40%, 04/15/2033*	1,964,000	1,801,764
		4,978,296
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	447,980
2.75%, 09/23/2026*	716,000	655,224
3.00%, 09/23/2029*	1,740,000	1,477,392
5.38%, 12/06/2032*	707,000	662,359
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	81,126
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	144,346
		3,468,427
Healthcare-Services — 1.1%
Adventist Health System/West
5.43%, 03/01/2032	2,427,000	2,298,075
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	239,766
Children's Hospital
2.93%, 07/15/2050	340,000	190,996
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	144,103
CommonSpirit Health
1.55%, 10/01/2025	275,000	251,887
2.78%, 10/01/2030	275,000	220,527

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
3.91%, 10/01/2050	$ 275,000	$ 183,959
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	199,151
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	98,086
4.65%, 08/15/2044	180,000	141,860
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	472,954
2.88%, 09/01/2050	400,000	233,553
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	444,047
HCA, Inc.
3.50%, 07/15/2051	137,000	79,366
5.13%, 06/15/2039	335,000	275,574
5.25%, 06/15/2026	810,000	790,850
5.50%, 06/15/2047	390,000	314,166
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,036,045
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,070,428
Memorial Health Services
3.45%, 11/01/2049	620,000	397,477
MultiCare Health System
2.80%, 08/15/2050	235,000	123,429
MyMichigan Health
3.41%, 06/01/2050	155,000	93,907
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	413,825
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	160,851
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	252,448
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	76,698
Texas Health Resources
2.33%, 11/15/2050	220,000	109,178
4.33%, 11/15/2055	400,000	303,663
Toledo Hospital
5.33%, 11/15/2028	3,425,000	2,620,125
5.75%, 11/15/2038	1,296,000	1,237,725
Tower Health
4.45%, 02/01/2050	3,152,000	1,425,703
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	211,924
3.50%, 08/15/2039	420,000	308,406
5.88%, 02/15/2053	250,000	236,425
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	198,654
		17,855,831
Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	161,439
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,398,330
Aon Corp.
3.75%, 05/02/2029	1,857,000	1,660,269
Athene Global Funding
1.45%, 01/08/2026*	470,000	420,957
2.50%, 01/14/2025*	129,000	122,548
2.75%, 06/25/2024*	180,000	175,590
2.95%, 11/12/2026*	1,125,000	1,012,024
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	$ 410,000	$ 285,830
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	682,543
4.95%, 03/17/2052	628,000	465,943
F&G Global Funding
1.75%, 06/30/2026*	380,000	333,994
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	443,638
4.85%, 04/17/2028	2,552,000	2,408,254
5.63%, 08/16/2032	1,822,000	1,683,403
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	44,588
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	187,770
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	191,472
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	324,638
New York Life Global Funding
3.00%, 01/10/2028*	162,000	145,321
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	209,268
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	337,933
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	170,836
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	204,382
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	145,136
		14,216,106
Internet — 0.2%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	327,613
3.95%, 04/13/2052	655,000	478,848
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,597,000	1,993,197
Meta Platforms, Inc.
5.60%, 05/15/2053	525,000	474,819
		3,274,477
Iron/Steel — 0.0%
Nucor Corp.
2.98%, 12/15/2055	100,000	53,566
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	142,761
		196,327
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,348,837
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	536,668
CNH Industrial NV
3.85%, 11/15/2027	713,000	657,080
nVent Finance SARL
4.55%, 04/15/2028	225,000	208,720
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	577,681

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	$ 3,564,000	$ 3,323,063
		5,303,212
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	2,794,396
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	318,196
3.70%, 04/01/2051	525,000	287,816
4.80%, 03/01/2050	510,000	336,187
5.25%, 04/01/2053	4,380,000	3,106,322
5.38%, 04/01/2038	138,000	108,915
6.38%, 10/23/2035	602,000	544,094
6.83%, 10/23/2055	175,000	147,657
Comcast Corp.
2.89%, 11/01/2051	494,000	272,820
3.20%, 07/15/2036	300,000	221,414
3.25%, 11/01/2039	1,090,000	751,647
3.90%, 03/01/2038	273,000	211,768
4.20%, 08/15/2034	630,000	532,563
5.35%, 05/15/2053	360,000	309,721
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	133,428
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,055,190
4.50%, 11/15/2031*	2,150,000	1,419,978
Discovery Communications LLC
4.00%, 09/15/2055	482,000	276,850
4.65%, 05/15/2050	1,355,000	891,302
5.20%, 09/20/2047	10,000	7,158
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,719,042
5.50%, 07/01/2029*	812,000	719,492
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	1,831,797
5.50%, 09/01/2041	700,000	524,611
		18,522,364
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	125,759
4.38%, 06/15/2045	100,000	77,119
		202,878
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,123,012
2.88%, 03/17/2031*	1,551,000	1,202,830
3.63%, 09/11/2024*	200,000	195,378
3.88%, 03/16/2029*	1,901,000	1,683,713
4.75%, 03/16/2052*	2,499,000	1,793,304
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	700,000	673,321
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,113,000	1,702,908
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	978,736
2.85%, 04/27/2031*	2,121,000	1,646,504
Security Description	Shares or Principal Amount	Value

Mining (continued)
Novelis Corp.
3.88%, 08/15/2031*	$ 1,039,000	$ 811,459
		11,811,165
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	284,847
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	249,788
2.94%, 06/04/2051	500,000	287,476
Ecopetrol SA
4.13%, 01/16/2025	180,000	173,795
5.38%, 06/26/2026	193,000	184,783
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,297,121
Eni USA, Inc.
7.30%, 11/15/2027	200,000	208,667
EQT Corp.
3.63%, 05/15/2031*	807,000	664,484
3.90%, 10/01/2027	1,442,000	1,326,770
5.00%, 01/15/2029	697,000	649,941
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	285,357
3.10%, 08/16/2049	510,000	316,893
4.11%, 03/01/2046	183,000	139,482
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	261,321
Leviathan Bond, Ltd.
6.75%, 06/30/2030*	1,367,000	1,155,954
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,632,404
5.85%, 12/15/2045	974,000	813,428
Phillips 66 Co.
3.15%, 12/15/2029	250,000	213,495
3.55%, 10/01/2026	49,000	46,045
4.90%, 10/01/2046	256,000	201,298
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	406,291
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,541,270
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	150,168
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,274,325
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	501,524
3.13%, 05/29/2050	555,000	339,203
3.46%, 07/12/2049	385,000	254,736
Valero Energy Corp.
2.15%, 09/15/2027	251,000	219,399
		14,795,418
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	74,788
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	209,226
		284,014
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	483,315

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Packaging Corp. of America
4.05%, 12/15/2049	$ 385,000	$ 264,089
WRKCo., Inc.
3.90%, 06/01/2028	45,000	40,873
		788,277
Pharmaceuticals — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	691,946
4.05%, 11/21/2039	1,184,000	925,092
4.40%, 11/06/2042	275,000	218,389
4.50%, 05/14/2035	420,000	366,912
AstraZeneca PLC
4.00%, 09/18/2042	110,000	85,282
6.45%, 09/15/2037	140,000	145,586
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	191,394
4.55%, 02/20/2048	121,000	95,306
CVS Health Corp.
4.30%, 03/25/2028	75,000	70,266
5.05%, 03/25/2048	1,244,000	977,889
CVS Pass-Through Trust
4.70%, 01/10/2036*	203,735	176,772
7.51%, 01/10/2032*	166,124	169,155
8.35%, 07/10/2031*	222,872	230,873
Jazz Securities DAC
4.38%, 01/15/2029*	1,500,000	1,304,503
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,330,191
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	695,504
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	658,346
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	539,394
3.18%, 07/09/2050	385,000	228,312
Zoetis, Inc.
2.00%, 05/15/2030	370,000	291,413
		9,392,525
Pipelines — 1.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	244,822
Buckeye Partners LP
5.85%, 11/15/2043	242,000	171,016
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	353,067
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	746,893
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,069,941
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	264,284
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,377,750
5.70%, 03/08/2033	972,000	908,853
Energy Transfer LP
4.15%, 09/15/2029	272,000	241,868
4.40%, 03/15/2027	1,555,000	1,464,617
4.75%, 01/15/2026	98,000	95,094
4.95%, 05/15/2028 to 01/15/2043	717,000	565,081
5.50%, 06/01/2027	69,000	67,298
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.55%, 02/15/2028	$ 676,000	$ 656,260
6.05%, 06/01/2041	677,000	587,516
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	416,323
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	326,641
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	538,868
4.32%, 12/30/2039*	280,000	183,396
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	466,560	344,264
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,244,701
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,297,080
MPLX LP
4.95%, 03/14/2052	3,197,000	2,369,323
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	320,681
ONEOK Partners LP
6.65%, 10/01/2036	240,000	231,238
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,195,919
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	939,445
4.50%, 05/15/2030	1,042,000	934,651
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	74,084
Targa Resources Corp.
4.20%, 02/01/2033	507,000	420,233
4.95%, 04/15/2052	836,000	610,003
6.13%, 03/15/2033	2,375,000	2,274,639
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	238,678
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,374,000	2,239,532
		28,014,059
Private Equity — 0.0%
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	134,910
4.70%, 09/20/2047	35,000	25,846
4.85%, 03/29/2029	197,000	183,298
		344,054
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	242,642
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	222,500
		465,142
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	177,153
3.80%, 04/15/2026	70,000	66,615
4.00%, 02/01/2050	334,000	217,477
American Tower Corp.
1.50%, 01/31/2028	610,000	502,015
1.88%, 10/15/2030	545,000	403,412
2.10%, 06/15/2030	300,000	228,501
2.95%, 01/15/2051	164,000	87,294
3.10%, 06/15/2050	251,000	138,412
3.38%, 10/15/2026	175,000	161,997

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
3.70%, 10/15/2049	$ 615,000	$ 381,244
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,611,878
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	317,230
2.50%, 08/16/2031	215,000	158,092
3.85%, 02/01/2025	200,000	192,633
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	132,963
2.75%, 04/15/2031	624,000	457,356
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	66,123
Equinix, Inc.
2.00%, 05/15/2028	901,000	751,524
2.15%, 07/15/2030	2,406,000	1,847,495
Essex Portfolio LP
2.65%, 03/15/2032	365,000	275,187
Extra Space Storage LP
2.40%, 10/15/2031	255,000	190,684
4.00%, 06/15/2029	415,000	369,443
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	191,243
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	218,684
3.10%, 02/15/2030	795,000	646,862
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	559,818
3.50%, 07/15/2029	356,000	307,362
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,245,364
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	223,660
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	279,057
Physicians Realty LP
2.63%, 11/01/2031	265,000	194,644
Public Storage Operating Co.
1.95%, 11/09/2028	315,000	263,874
2.25%, 11/09/2031	265,000	202,104
Regency Centers LP
2.95%, 09/15/2029	335,000	279,882
4.13%, 03/15/2028	400,000	366,173
Sabra Health Care LP
3.20%, 12/01/2031	430,000	315,581
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	884,391
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,719,751
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	386,653
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	363,617
SITE Centers Corp.
4.70%, 06/01/2027	94,000	86,559
UDR, Inc.
2.10%, 08/01/2032	310,000	218,826
3.00%, 08/15/2031	55,000	43,562
3.20%, 01/15/2030	370,000	310,984
Welltower OP LLC
3.10%, 01/15/2030	260,000	215,881
6.50%, 03/15/2041	250,000	237,014
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
2.40%, 02/01/2031	$ 395,000	$ 299,569
4.25%, 10/01/2026	790,000	754,350
		21,550,193
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	260,000	193,225
2.50%, 02/10/2041*	266,000	154,802
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	348,178
3.63%, 05/13/2051*	610,000	362,994
3.80%, 01/25/2050*	400,000	248,171
AutoZone, Inc.
1.65%, 01/15/2031	340,000	249,173
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,537,981
Home Depot, Inc.
3.63%, 04/15/2052	440,000	293,023
4.40%, 03/15/2045	180,000	140,969
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	420,674
2.63%, 04/01/2031	365,000	288,292
McDonald's Corp.
4.70%, 12/09/2035	155,000	135,999
6.30%, 10/15/2037	102,000	103,084
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	171,601
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,941,000	2,426,438
		7,074,604
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	299,999
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,012,685
3.14%, 11/15/2035*	2,538,000	1,790,297
3.19%, 11/15/2036*	710,000	491,717
4.93%, 05/15/2037*	1,552,000	1,293,473
Intel Corp.
5.63%, 02/10/2043	520,000	476,140
5.70%, 02/10/2053	305,000	272,954
KLA Corp.
3.30%, 03/01/2050	350,000	220,575
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	553,662
3.25%, 05/11/2041	745,000	478,113
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	222,921
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	355,558
		7,468,094
Software — 0.5%
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,469,325
4.40%, 07/01/2049	175,000	126,968
5.60%, 03/02/2033	1,191,000	1,120,713
Microsoft Corp.
3.04%, 03/17/2062	91,000	54,036
Oracle Corp.
3.80%, 11/15/2037	200,000	147,174
3.85%, 07/15/2036	54,000	41,186

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.90%, 05/15/2035	$ 46,000	$ 36,231
4.30%, 07/08/2034	81,000	67,516
4.38%, 05/15/2055	200,000	135,317
4.90%, 02/06/2033	510,000	457,978
5.55%, 02/06/2053	360,000	299,085
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,454,520
VMware, Inc.
1.40%, 08/15/2026	859,000	756,667
		7,166,716
Telecommunications — 0.9%
AT&T, Inc.
1.65%, 02/01/2028	110,000	91,963
2.25%, 02/01/2032	765,000	565,326
2.75%, 06/01/2031	400,000	314,666
3.50%, 06/01/2041	304,000	203,236
3.55%, 09/15/2055	1,393,000	809,748
Corning, Inc.
3.90%, 11/15/2049	580,000	391,590
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	325,353
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	830,019
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,481,308
4.55%, 03/15/2052	3,714,000	2,568,785
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	233,831
Sprint LLC
7.63%, 03/01/2026	155,000	159,206
Telefonica Emisiones SA
4.67%, 03/06/2038	265,000	206,045
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,179,698
4.38%, 04/15/2040	317,000	245,179
5.05%, 07/15/2033	570,000	515,100
Verizon Communications, Inc.
2.10%, 03/22/2028	54,000	46,062
2.65%, 11/20/2040	495,000	299,216
Vodafone Group PLC
4.88%, 06/19/2049	450,000	340,392
5.63%, 02/10/2053	847,000	712,389
6.25%, 11/30/2032	300,000	296,693
		14,815,805
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	535,278
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	128,701
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	297,806
CSX Corp.
3.35%, 09/15/2049	85,000	53,302
4.75%, 11/15/2048	345,000	273,141
Union Pacific Corp.
4.10%, 09/15/2067	100,000	67,573
		820,523
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	$ 500,000	$ 415,654
3.45%, 06/01/2029	450,000	398,934
		814,588
Total Corporate Bonds & Notes (cost $583,729,519)		485,831,291
ASSET BACKED SECURITIES — 12.1%
Auto Loan Receivables — 2.1%
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	491,171	490,501
Carvana Auto Receivables Trust
Series 2019-3A, Class D 3.04%, 04/15/2025*	74,747	74,635
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,095,772
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	659,922	654,956
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	264,978
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	993,437
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,618,637
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	884,329	867,184
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,264,550
Series 2023-1A, Class A 5.48%, 04/15/2027*	1,244,332	1,239,130
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,464,678
Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40%, 03/20/2030*	1,242,000	1,245,859
Exeter Automobile Receivables Trust
Series 2019-3A, Class D 3.11%, 08/15/2025*	387,329	384,244
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	1,998,255
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,651,601
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	991,127
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,856,858
Series 2022-3, Class D 6.00%, 07/17/2028*	809,000	780,119
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,735,357
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,651,965
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	748,656
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	928,000	926,991

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	$ 1,999,644	$ 1,980,530
Sonoran Auto Receivables Trust
Series 2017-1 4.75%, 07/15/2024(4)	78,319	77,340
Series 2018-1 4.75%, 06/15/2025(4)	96,320	94,153
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,008,127
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,286,511
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,732,210
		33,178,361
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 9.06%, (TSFR3M+3.75%), 12/15/2024*	316,141	316,723
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	966,139
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,654,720
		2,937,582
Other Asset Backed Securities — 9.8%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 6.24%, (SOFR30A+0.91%), 12/26/2044*	125,908	121,879
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	664,209	597,393
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.60%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,328,172
Series 2021-FL1, Class D 8.10%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,573,675
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 8.10%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,612,024
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 7.27%, (TSFR3M+1.86%), 10/21/2028*	2,477,180	2,460,848
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	838,928	806,586
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,251,146	1,215,743
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	839,015	820,390
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	146,496
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	363,169
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	488,952
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	148,726
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	$ 275,000	$ 272,743
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,821,937
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,404,334
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,496,471
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 7.05%, (TSFR1M+1.71%), 05/15/2036*	625,500	609,463
Series 2021-FL3, Class C 7.30%, (TSFR1M+1.96%), 08/15/2034*	951,500	903,524
Series 2021-FL1, Class C 7.45%, (TSFR1M+2.11%), 12/15/2035*	461,000	448,806
Series 2021-FL3, Class D 7.65%, (TSFR1M+2.31%), 08/15/2034*	527,000	496,415
Series 2021-FL4, Class C 7.75%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,776,690
Series 2022-FL1, Class D 8.32%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,854,451
Series 2021-FL1, Class D 8.40%, (TSFR1M+3.06%), 12/15/2035*	424,000	413,755
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.95%, (TSFR1M+1.61%), 06/16/2036*	684,000	663,395
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.75%, (TSFR1M+2.41%), 12/15/2038*	450,000	430,751
Series 2021-FL7, Class D 8.20%, (TSFR1M+2.86%), 12/15/2038*	513,000	484,179
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	545,939	497,641
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,205,502	1,074,126
Series 2020-1A, Class A 2.98%, 11/15/2035*	422,716	398,592
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,547,121	1,434,652
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	369,687	299,422
CARS-DB4 LP
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,173,115	1,111,258
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	1,633,870	1,530,785
CHCP, Ltd. FRS
Series 2021-FL1, Class B 7.10%, (TSFR1M+1.76%), 02/15/2038*	566,500	553,382
Series 2021-FL1, Class C 7.55%, (TSFR1M+2.21%), 02/15/2038*	642,000	616,587
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.34%, (TSFR3M+1.96%), 11/07/2030*	3,656,527	3,610,678
Series 2018-28A, Class BR 7.79%, (TSFR3M+2.41%), 11/07/2030*	2,328,072	2,229,688

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	$ 568,831	$ 542,450
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,584,885
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	1,017,291
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 7.46%, (TSFR3M+2.06%), 01/15/2029*	4,810,000	4,779,904
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,100,940
Diversified ABS Phase III LLC
Series 2022-1, Class A2 4.88%, 04/28/2039*	2,245,898	1,960,444
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	982,758	936,274
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 7.21%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,391,507
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,371,559
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,369,830
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	813,450
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	1,786,363
Series 2021-SAT1, Class A 3.65%, 02/25/2024*(2)	3,330,000	3,196,800
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,426,659
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,715,739
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	57,187	56,561
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,195,801
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	547,309	459,226
Series 2017-2A, Class A 3.26%, 10/15/2053*	408,824	360,123
Series 2017-1A, Class A 3.74%, 10/15/2052*	84,787	75,738
Series 2017, Class R1 5.00%, 10/20/2051	225,903	207,808
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,199,381	1,106,217
Harbourview CLO VII-R, Ltd. FRS
7.36%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,774,818
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	73,464	63,402
Series 2017-3A, Class A2 3.95%, 09/20/2048*	268,521	230,449
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2017-1A, Class A2 4.46%, 09/20/2047*	$ 223,266	$ 195,853
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	839,363	816,868
Series 2022-1, Class A2 7.80%, 11/10/2037	1,045,988	1,000,592
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	663,770	660,388
LCM Trust FRS
Series 2021-FL2, Class C 7.60%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	995,306
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,242,683
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	641,721
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 7.40%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,066,553
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.20%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,017,099
Series 2021-CRE5, Class B 7.45%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,073,372
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	272,751	269,279
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class BR 7.02%, (TSFR3M+1.61%), 04/22/2027*	2,950,000	2,950,000
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.65%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,142,268
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 8.36%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,900,507
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,026,141	1,019,992
MF1, Ltd. FRS
Series 2022-FL8, Class C 7.53%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,275,437
Series 2020-FL4, Class AS 7.55%, (TSFR1M+2.21%), 11/15/2035*	1,334,500	1,319,077
Series 2022-FL8, Class D 7.98%, (TSFR1M+2.65%), 02/19/2037*	767,466	716,321
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.30%, (TSFR3M+1.91%), 01/29/2030*	4,114,474	4,077,547
MNR ABS Issuer I LLC
8.95%, 12/15/2038(4)	800,000	800,000
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	479,134	435,402
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.51%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,372,131
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.73%, (TSFR3M+2.31%), 04/20/2034*	1,276,441	1,253,238

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	$ 2,026,885	$ 1,823,868
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	875,784	784,125
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	773,413	722,418
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.42%, (TSFR3M+2.01%), 04/22/2030*	2,169,250	2,126,802
Series 2019-1A, Class CR 8.02%, (TSFR3M+2.61%), 04/22/2030*	2,324,266	2,247,702
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	663,538
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	557,401
OL SP LLC
Series 2018, Class B 4.16%, 02/09/2030	251,094	244,298
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,752,513
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	359,133	340,158
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	1,000,272
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,034,550
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.57%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,649,997
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,597,232	2,406,549
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,205,036	1,162,553
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,555,411
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,694,220
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,349,105
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,479,281
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(2)	1,139,375	1,091,639
Series 2021-2, Class A1 2.12%, 03/25/2026*(2)	780,712	746,933
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 6.68%, (TSFR3M+1.30%), 02/20/2030*	1,473,612	1,466,122
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	111,540	98,134
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
RT Finance LLC
7.85%, 10/15/2043(4)	$ 1,200,000	$ 1,200,000
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 7.27%, (SOFR30A+1.95%), 11/15/2038*	759,000	730,240
Series 2022-FL3, Class C 7.52%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,356,804
Series 2021-FL2, Class C 7.55%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	945,298
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	565,672	560,894
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,528,611
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027(4)	1,999,673	1,804,705
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	616,422	568,947
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	845,642	770,666
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(7)	485,796	456,799
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(7)	1,703,284	1,582,430
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(7)	1,179,373	1,110,866
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	695,962	647,202
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	688,623	659,818
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	925,176	876,406
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	1,044,535	971,508
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.11%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,031,128
Series 2012-4A, Class BR3 7.61%, (TSFR3M+2.21%), 10/15/2030*	446,999	425,627
Series 2012-4A, Class C1R3 8.96%, (TSFR3M+3.56%), 10/15/2030*	631,645	605,779
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	109,243	106,293
		154,821,260
Total Asset Backed Securities (cost $200,297,164)		190,937,203

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Commercial and Residential — 5.5%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	$ 415,816	$ 411,917
AREIT Trust FRS
Series 2019-CRE3, Class B 7.00%, (TSFR1M+1.66%), 09/14/2036*	2,234,000	2,172,083
Series 2022-CRE6, Class B 7.17%, (SOFR30A+1.85%), 01/20/2037*	614,000	599,326
Series 2019-CRE3, Class C 7.35%, (TSFR1M+2.01%), 09/14/2036*	1,015,000	975,446
Series 2022-CRE6, Class C 7.47%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,220,873
Series 2019-CRE3, Class D 8.10%, (TSFR1M+2.76%), 09/14/2036*	884,500	842,954
Series 2022-CRE6, Class D 8.17%, (SOFR30A+2.85%), 01/20/2037*	537,000	506,422
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,444,578
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(2)	1,486,048	1,403,811
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,102,590
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.45%, 08/25/2033(2)	66,490	59,505
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,122,363
Series 2020-FL2, Class B 6.85%, (TSFR1M+1.51%), 02/15/2038*	875,000	791,587
Series 2021-FL4, Class B 7.00%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,580,669
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,611,177
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,245,524
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	772,774
CLNC, Ltd. FRS
Series 2019-FL1, Class B 7.35%, (TSFR1M+2.01%), 08/20/2035*	910,000	887,021
Series 2019-FL1, Class C 7.85%, (TSFR1M+2.51%), 08/20/2035*	1,480,000	1,425,794
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,839,901
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,791,714
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,784,629
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,587,389
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	734,110
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,384,713
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-CR25, Class A4 3.76%, 08/10/2048	$ 625,000	$ 597,151
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,092,892
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)	1,790,000	1,582,869
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 4.51%, 03/25/2034(2)	9,207	9,002
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	417,223	387,407
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(2)	1,000,000	836,165
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 6.19%, (TSFR1M+0.85%), 07/19/2044	407,798	364,069
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.94%, (TSFR1M+0.61%), 09/25/2035	2,387	2,309
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,105,919
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 3.78%, 03/25/2035(2)	66,209	61,301
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,817,942
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 4.52%, 10/25/2033(2)	137,666	122,980
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 3.09%, 02/25/2026*(2)	160,696	160,044
LoanCore Issuer, Ltd. FRS
Series 2019-CRE2, Class D 7.90%, (TSFR1M+2.56%), 05/15/2036*	501,000	487,056
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 6.08%, (TSFR1M+0.75%), 10/25/2028	87,395	80,747
Series 2003-G, Class A2 6.18%, (6 ML+0.68%), 01/25/2029	201,062	192,219
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 7.15%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,306,686
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,153,034
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,752,145
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	752,672
PFP, Ltd. FRS
Series 2021-7, Class B 6.85%, (TSFR1M+1.51%), 04/14/2038*	486,976	471,325
Series 2021-7, Class C 7.10%, (TSFR1M+1.76%), 04/14/2038*	852,957	809,328

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.64%, (TSFR1M+2.31%), 11/25/2036*	$ 720,000	$ 682,056
Series 2021-FL7, Class D 8.39%, (TSFR1M+3.06%), 11/25/2036*	845,000	795,777
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 6.13%, (TSFR1M+0.79%), 10/20/2034	308,642	272,582
Series 2003-1, Class 1A 6.21%, (TSFR1M+0.87%), 04/20/2033	288,666	256,454
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,524,605
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.95%, (TSFR1M+0.61%), 07/19/2035	186,518	164,456
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 3.85%, 12/25/2044(2)	50,165	45,753
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	2,706,154	2,071,186
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,462,230
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(2)	1,900,000	1,862,388
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.90%, (TSFR1M+0.57%), 04/25/2045	17,796	16,788
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,007,869
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,693,444
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,794,380
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	692,962
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,904,415
		87,691,477
U.S. Government Agency — 5.3%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(2)	690,000	641,110
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(2)	2,000,000	1,764,212
Series 2015-K44, Class B 3.72%, 01/25/2048*(2)	3,390,000	3,276,434
Series 2014-K40, Class C 4.05%, 11/25/2047*(2)	639,000	623,321
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.81%, 01/25/2025	540,378	522,373
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,814,410
Series K065, Class A2 3.24%, 04/25/2027	776,000	724,399
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09%, 07/25/2029(2)(8)	$ 1,916,060	$ 94,860
Series K098, Class X1 1.14%, 08/25/2029(2)(8)	3,307,698	172,678
Series K110, Class XAM 1.87%, 04/25/2030(2)(8)	914,237	87,473
Series W5FX, Class AFX 3.21%, 04/25/2028(2)	719,000	654,557
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	630,514
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,637,682
Series K-153, Class A2 3.82%, 12/25/2032(2)	1,700,000	1,477,431
Series K077, Class AM 3.85%, 05/25/2028(2)	2,745,000	2,564,832
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,176,244
Series K-160, Class A2 4.50%, 08/25/2033(2)	2,000,000	1,823,457
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	256,799	199,685
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	254,060	216,550
Series 4371, Class GZ 2.00%, 05/15/2042	1,434,408	1,175,431
Series 5190, Class EC 2.00%, 12/25/2051	2,058,937	1,688,619
Series 4533, Class GA 3.00%, 06/15/2028	107,519	103,828
Series 4474, Class HJ 3.00%, 07/15/2039	70,100	63,187
Series 4623, Class WI 4.00%, 08/15/2044(8)	33,825	3,921
Series 4471, Class PI 4.50%, 12/15/2040(8)	20,389	1,646
Series 2691, Class ZU 5.50%, 09/15/2033	964,919	945,784
Series 3845, Class AI 5.50%, 02/15/2036(8)	32,649	5,222
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.93%, (SOFR30A+0.61%), 07/15/2042	116,628	111,771
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	262,325	233,787
Series 2019-4, Class MV 3.00%, 02/25/2059	200,715	163,000
Series 2023-1, Class MT 3.00%, 10/25/2062	1,956,838	1,503,830
Series 2022-1, Class MTU 3.25%, 11/25/2061	1,990,859	1,585,904
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,203,765	1,972,908
Series 2019-1, Class MT 3.50%, 07/25/2058	1,153,588	945,281
Series 2019-2, Class MA 3.50%, 08/25/2058	2,111,365	1,918,484
Series 2019-2, Class MV 3.50%, 08/25/2058	149,344	128,005

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-3, Class MA 3.50%, 10/25/2058	$ 159,087	$ 145,564
Series 2019-3, Class MB 3.50%, 10/25/2058	731,705	541,940
Series 2019-3, Class MV 3.50%, 10/25/2058	193,170	167,250
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,616,353	1,462,638
Series 2019-4, Class M55D 4.00%, 02/25/2059	868,454	784,615
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	592,299	510,288
3.50%, 07/15/2042	900,003	799,886
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	414,085	333,309
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	375,680	353,535
Series 2020-M50, Class A2 1.20%, 10/25/2030	383,756	336,854
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	321,039	276,770
Series 2016-19, Class AD 2.00%, 04/25/2046	109,240	94,918
Series 2015-M7, Class A2 2.59%, 12/25/2024	1,916,517	1,851,692
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	128,230	10,870
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	30,277	2,394
Series 2016-38, Class NA 3.00%, 01/25/2046	286,199	247,256
Series 2010-43, Class AH 3.25%, 05/25/2040	48,395	42,458
Series 2014-10, Class KM 3.50%, 09/25/2043	105,183	97,782
Series 2014-35, Class CA 3.50%, 06/25/2044	85,001	80,320
Series 2019-7, Class CA 3.50%, 11/25/2057	762,844	697,433
Series 2010-113, Class GB 4.00%, 10/25/2040	72,952	67,966
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	177,848	33,059
Series 2010-47, Class MB 5.00%, 09/25/2039	670,665	645,791
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,530,162	1,463,136
Series 2002-56, Class ZQ 6.00%, 09/25/2032	175,577	174,323
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,296,258
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(2)	2,400,000	1,815,352
Series 2020-M50, Class X1 1.83%, 10/25/2030(2)(8)	5,382,498	312,929
Series 2021-M3, Class X1 1.93%, 11/25/2033(2)(8)	4,706,975	382,947
Series 2020-M38, Class X2 1.98%, 11/25/2028(2)(8)	2,040,919	127,656
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	$ 2,470,000	$ 1,903,115
Series 2017-M3, Class A2 2.47%, 12/25/2026(2)	260,065	239,616
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,673,134	1,613,038
Series 2015-M2, Class A3 3.01%, 12/25/2024(2)	592,899	575,549
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	951,766	882,801
Series 2017-M12, Class A2 3.06%, 06/25/2027(2)	802,426	745,760
Series 2018-M4, Class A2 3.06%, 03/25/2028(2)	643,005	589,797
Series 2017-M5, Class A2 3.07%, 04/25/2029(2)	746,212	674,345
Series 2018-M3, Class A2 3.07%, 02/25/2030(2)	502,000	444,101
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,031,296	965,336
Series 2018-M10, Class A2 3.36%, 07/25/2028(2)	1,514,000	1,402,263
Series 2022-M2S, Class A2 3.75%, 08/25/2032(2)	1,650,000	1,450,493
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	77,851	62,384
Series 2011-123, Class MA 4.00%, 07/20/2041	92,605	85,296
Series 2022-159, Class MV 4.50%, 10/20/2033	234,920	221,140
Series 2012-12, Class KN 4.50%, 09/20/2041	58,103	54,545
Series 2005-55, Class Z 4.75%, 07/20/2035	1,309,468	1,272,616
Series 2009-92, Class ZC 5.00%, 10/20/2039	568,621	544,116
Series 2010-105, Class B 5.00%, 08/20/2040	545,575	518,324
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.88%, (TSFR1M+0.55%), 06/20/2065	476,044	473,246
Series 2015-H16, Class FG 5.88%, (TSFR1M+0.55%), 07/20/2065	812,634	807,223
Series 2015-H16, Class FL 5.88%, (TSFR1M+0.55%), 07/20/2065	1,800,136	1,788,889
Series 2011-H06, Class FA 5.89%, (TSFR1M+0.56%), 02/20/2061	478,934	476,358
Series 2015-H07, Class ES 5.90%, (TSFR1M+0.58%), 02/20/2065	766,193	760,613
Series 2015-H05, Class FC 5.92%, (TSFR1M+0.59%), 02/20/2065	2,206,622	2,181,571
Series 2015-H06, Class FA 5.92%, (TSFR1M+0.59%), 02/20/2065	1,195,959	1,189,034
Series 2015-H08, Class FC 5.92%, (TSFR1M+0.59%), 03/20/2065	3,671,562	3,652,512
Series 2015-H10, Class FC 5.92%, (TSFR1M+0.59%), 04/20/2065	2,362,313	2,348,515
Series 2015-H12, Class FA 5.92%, (TSFR1M+0.59%), 05/20/2065	1,281,620	1,274,827
Series 2013-H18, Class EA 5.94%, (TSFR1M+0.61%), 07/20/2063	233,670	232,791

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-H23, Class FB 5.96%, (TSFR1M+0.63%), 09/20/2065	$ 640,136	$ 636,626
Series 2015-H26, Class FG 5.96%, (TSFR1M+0.63%), 10/20/2065	481,611	476,222
Series 2012-H08, Class FB 6.04%, (TSFR1M+0.71%), 03/20/2062	300,442	299,466
Series 2014-H09, Class TA 6.04%, (TSFR1M+0.71%), 04/20/2064	195,770	195,187
Series 2015-H29, Class FL 6.04%, (TSFR1M+0.71%), 11/20/2065	1,579,604	1,564,968
Series 2015-H30, Class FE 6.04%, (TSFR1M+0.71%), 11/20/2065	1,879,799	1,871,741
Series 2015-H32, Class FH 6.10%, (TSFR1M+0.77%), 12/20/2065	551,027	549,217
Series 2016-H26, Class FC 6.44%, (TSFR1M+1.11%), 12/20/2066	315,258	313,803
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.43%, 06/16/2047(2)	12,656	12,618
Series 2015-137, Class W 5.42%, 10/20/2040(2)	749,868	738,421
Series 2015-137, Class WA 5.54%, 01/20/2038(2)	19,748	19,422
		83,917,924
Total Collateralized Mortgage Obligations (cost $189,520,639)		171,609,401
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 43.8%
U.S. Government — 23.2%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	280,615
1.25%, 05/15/2050	3,841,000	1,689,740
1.38%, 11/15/2040(10)	20,380,000	11,486,837
1.38%, 08/15/2050	340,000	154,780
1.63%, 11/15/2050	4,325,000	2,118,405
1.75%, 08/15/2041	8,350,000	4,957,486
1.88%, 02/15/2041 to 11/15/2051	16,502,800	9,463,050
2.00%, 11/15/2041 to 08/15/2051	7,355,000	4,039,139
2.25%, 05/15/2041 to 02/15/2052	20,243,000	11,964,434
2.38%, 02/15/2042 to 11/15/2049	14,100,000	9,146,695
2.50%, 02/15/2045	3,900,000	2,516,871
2.75%, 08/15/2042	4,100,000	2,869,519
2.88%, 05/15/2043 to 05/15/2052	7,104,000	4,926,587
3.00%, 11/15/2044 to 08/15/2052	7,028,000	4,831,497
3.13%, 02/15/2043	3,050,000	2,256,285
3.50%, 02/15/2039	351,200	290,357
3.63%, 08/15/2043 to 02/15/2053	13,078,000	10,264,311
3.75%, 11/15/2043	9,944,000	8,070,566
3.88%, 08/15/2040 to 05/15/2043	7,900,000	6,697,925
4.00%, 11/15/2042	4,400,000	3,730,031
4.25%, 11/15/2040	543,000	483,355
4.38%, 02/15/2038 to 08/15/2043	11,660,000	10,413,395
5.25%, 11/15/2028	90,000	91,487
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,714,448	1,657,054
2.50%, 01/15/2029(11)	5,447,614	5,440,432
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2027 to 02/15/2041	44,373,724	27,492,204
United States Treasury Notes
0.38%, 09/30/2027	820,000	689,729
0.63%, 08/15/2030	620,000	468,342
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,045,870
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.50%, 02/15/2030	$ 660,000	$ 539,576
1.63%, 05/15/2031	2,305,000	1,835,266
1.75%, 01/31/2029	1,535,000	1,313,744
1.88%, 02/28/2029	6,100,000	5,244,094
2.75%, 05/31/2029	400,000	358,141
2.88%, 05/15/2028 to 05/15/2032	36,525,000	32,017,395
3.13%, 08/31/2029	2,655,000	2,414,805
3.25%, 06/30/2029	7,000,000	6,426,602
3.50%, 02/15/2033	5,300,000	4,744,328
3.75%, 05/31/2030	7,000,000	6,540,078
3.88%, 03/31/2025 to 12/31/2027	18,915,000	18,455,516
4.13%, 07/31/2028	33,200,000	32,207,891
4.63%, 06/30/2025	53,400,000	52,945,266
4.75%, 07/31/2025	23,700,000	23,545,394
5.00%, 08/31/2025	18,600,000	18,560,766
		367,685,860
U.S. Government Agency — 20.6%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 04/01/2052	30,316,083	22,700,130
2.50%, 05/01/2037 to 08/01/2053	11,013,158	8,504,644
3.00%, 01/01/2038 to 10/01/2052	10,209,288	8,308,925
3.50%, 11/01/2037 to 09/01/2052	6,077,878	5,188,123
3.75%, 08/01/2032	2,200,000	1,910,266
4.00%, 07/01/2025 to 10/01/2052	4,491,173	3,947,274
4.50%, 07/01/2025 to 11/01/2052	3,475,572	3,150,245
5.00%, 11/01/2035 to 06/01/2053	1,899,736	1,755,313
5.50%, 06/01/2026 to 08/01/2053	502,856	480,036
Federal National Mtg. Assoc.
1.50%, 02/01/2042	71,297	53,349
1.93%, 11/01/2031	2,600,000	1,978,283
2.00%, 01/01/2032 to 03/01/2052	25,580,873	19,878,864
2.42%, 10/01/2029	1,900,000	1,611,825
2.50%, 11/01/2031 to 03/01/2062	39,826,974	30,970,729
2.83%, 05/01/2027	2,436,246	2,239,919
2.92%, 02/01/2030 to 05/01/2030	3,491,651	3,030,738
2.94%, 05/01/2030	1,668,241	1,452,867
2.97%, 06/01/2030	1,802,423	1,575,456
3.00%, 11/01/2028 to 06/01/2062	24,067,036	19,546,131
3.03%, 04/01/2030	2,000,000	1,740,187
3.04%, 12/01/2024	2,309,586	2,236,727
3.07%, 09/01/2024	3,734,106	3,637,951
3.12%, 06/01/2035	2,000,000	1,591,153
3.16%, 02/01/2032	2,628,571	2,232,172
3.50%, 04/01/2038 to 06/01/2062	12,491,725	10,464,601
3.54%, 06/01/2032	2,723,000	2,339,349
3.76%, 12/01/2035	1,747,562	1,499,165
3.77%, 12/01/2025	707,003	681,905
3.81%, 12/01/2028	920,000	851,873
3.89%, 09/01/2032	2,314,000	2,030,712
3.90%, 02/01/2033	2,150,000	1,876,109
3.92%, 09/01/2032	2,000,000	1,758,419
3.95%, 01/01/2027	123,435	118,604
4.00%, 01/01/2035 to 10/01/2049	8,453,751	7,608,025
4.17%, 05/01/2033	1,500,000	1,335,482
4.22%, 10/01/2032	1,664,000	1,498,928
4.31%, 06/01/2030	2,000,000	1,857,017
4.33%, 01/01/2033	2,000,000	1,817,138
4.42%, 02/01/2033	3,110,000	2,832,398
4.50%, 05/01/2025 to 09/01/2052	6,119,743	5,595,127
4.52%, 10/01/2033	800,000	730,454
4.55%, 09/01/2033	2,032,604	1,876,402
4.59%, 04/01/2033	2,083,000	1,920,434

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.74%, 02/01/2033	$ 1,915,000	$ 1,788,131
4.85%, 12/01/2032	1,294,709	1,227,211
5.00%, 03/01/2034 to 07/01/2053	9,027,595	8,389,481
5.08%, 02/01/2030	1,600,000	1,558,980
5.29%, 12/01/2032	1,521,022	1,486,633
5.50%, 07/01/2024 to 05/01/2058	2,397,693	2,338,907
5.56%, 03/01/2038	784,753	784,097
6.00%, 02/01/2033 to 02/01/2053	1,223,425	1,203,553
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(2)	3,097,793	2,340,517
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,515,674	1,384,213
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	4,050,433	3,126,792
2.50%, 08/20/2051 to 04/20/2052	18,669,811	14,891,350
3.00%, 11/20/2044 to 10/20/2052	7,649,108	6,355,184
3.50%, 10/20/2033 to 10/20/2052	12,408,923	10,603,581
4.00%, 12/20/2042 to 10/20/2052	11,405,943	10,065,590
4.25%, 01/20/2045 to 06/20/2045	3,005,257	2,704,063
4.50%, 04/15/2039 to 01/20/2053	11,946,416	10,884,267
5.00%, 05/20/2052 to 06/20/2063	10,413,702	9,637,100
5.50%, 12/15/2036 to 07/20/2053	4,129,241	3,959,435
6.00%, 12/15/2032	7,713	7,606
6.00%, November 30 TBA	1,075,000	1,053,151
6.50%, November 30 TBA	1,400,000	1,396,767
Government National Mtg. Assoc. FRS
6.86%, (1 Yr USTYCR+1.79%), 09/20/2071	1,944,788	2,000,496
6.91%, (1 Yr USTYCR+1.84%), 08/20/2071	1,994,541	2,055,415
7.01%, (1 Yr USTYCR+1.64%), 05/20/2072	1,743,575	1,787,689
7.05%, (1 Yr USTYCR+1.67%), 04/20/2072	1,974,062	2,025,602
7.08%, (1 Yr USTYCR+1.70%), 03/20/2072	1,887,220	1,939,686
7.16%, (1 Yr USTYCR+1.78%), 04/20/2072	2,024,219	2,086,373
7.20%, (1 Yr USTYCR+1.83%), 07/20/2072	1,791,315	1,857,235
7.33%, (1 Yr USTYCR+1.95%), 03/20/2072	1,733,709	1,797,446
Resolution Funding Corp.
Zero Coupon, 01/15/2030	1,000,000	717,853
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	384,820	337,082
Series 2012-20H, Class 1 2.37%, 08/01/2032	193,761	173,675
Series 2013-20F, Class 1 2.45%, 06/01/2033	552,304	491,070
Series 2013-20G, Class 1 3.15%, 07/01/2033	662,513	605,876
Series 2013-20H, Class 1 3.16%, 08/01/2033	717,940	655,299
Series 2013-20I, Class 1 3.62%, 09/01/2033	315,672	292,533
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	306,380
4.63%, 09/15/2060	240,000	196,014
Uniform Mtg. Backed Securities
2.00%, November 15 TBA	1,775,000	1,502,926
2.00%, November 30 TBA	530,695	389,646
2.50%, November 30 TBA	2,622,894	2,011,842
5.00%, November 15 TBA	1,175,000	1,133,381
5.00%, November 30 TBA	1,025,000	944,922
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, November 30 TBA	$ 5,925,000	$ 5,619,492
6.50%, November 30 TBA	500,000	496,951
		327,024,942
Total U.S. Government & Agency Obligations (cost $810,160,721)		694,710,802
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	357,864
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	239,473
Republic of Chile
2.55%, 01/27/2032	256,000	201,404
Republic of Panama
4.50%, 04/16/2050	200,000	125,177
Republic of Peru
5.63%, 11/18/2050	54,000	47,610
United Mexican States
2.66%, 05/24/2031	541,000	421,406
3.75%, 01/11/2028	547,000	504,153
3.77%, 05/24/2061	398,000	224,338
4.40%, 02/12/2052	400,000	265,555
4.60%, 02/10/2048	400,000	280,105
4.75%, 03/08/2044	1,080,000	799,311
6.34%, 05/04/2053	210,000	183,587
Total Foreign Government Obligations (cost $4,839,275)		3,649,983
MUNICIPAL SECURITIES — 0.7%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	464,574
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,125,374
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,356,418
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	425,910
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,298,465
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	396,862
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	411,427
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	270,000	265,030
5.14%, 12/01/2036	3,955,000	3,353,590
Total Municipal Securities (cost $12,107,435)		10,097,650
Total Long-Term Investment Securities (cost $1,800,654,753)		1,556,836,330

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Sovereign — 1.2%
Federal Home Loan Bank 5.20%, 11/01/2023	$ 521,000	$ 521,000
Federal Home Loan Mtg. Corp. 5.21%, 11/01/2023	18,936,000	18,936,000
		19,457,000
Unaffiliated Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Trust Class 5.42%(12)	14,179,042	14,186,131
Total Short-Term Investments (cost $33,643,041)		33,643,131
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $151,232 and collateralized by $154,400 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $154,273 (cost $151,225)	151,225	151,225
TOTAL INVESTMENTS (cost $1,834,449,019)	100.3%	1,590,630,686
Other assets less liabilities	(0.3)	(4,086,244)
NET ASSETS	100.0%	$1,586,544,442
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $368,883,860 representing 23.3% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Securities classified as Level 3 (see Note 1).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$464,939	$65,788	$116,235	$25.00	0.0%
(6)	Security in default of interest.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2023.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of October 31, 2023.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
113	Long	U.S. Treasury 2 Year Notes	December 2023	$22,965,006	$22,873,672	$ (91,334)
165	Long	U.S. Treasury 5 Year Notes	December 2023	17,514,564	17,238,633	(275,931)
91	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	10,216,335	9,903,360	(312,975)
489	Long	U.S. Treasury Ultra Bonds	December 2023	62,368,684	55,043,062	(7,325,622)
						$(8,005,862)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$116,235	$116,235
Other Industries	—	485,715,056	—	485,715,056
Asset Backed Securities:
Auto Loan Receivables	—	33,006,868	171,493	33,178,361
Other Asset Backed Securities	—	151,016,555	3,804,705	154,821,260
Other Industries	—	2,937,582	—	2,937,582
Collateralized Mortgage Obligations	—	171,609,401	—	171,609,401
U.S. Government & Agency Obligations	—	694,710,802	—	694,710,802
Foreign Government Obligations	—	3,649,983	—	3,649,983
Municipal Securities	—	10,097,650	—	10,097,650
Short-Term Investments:
Sovereign	—	19,457,000	—	19,457,000
Other Short-Term Investments	14,186,131	—	—	14,186,131
Repurchase Agreements	—	151,225	—	151,225
Total Investments at Value	$14,186,131	$1,572,352,122	$4,092,433	$1,590,630,686
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,005,862	$—	$—	$8,005,862
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
Balance as of January 31, 2023	$2,788,125	$8,309,327	$8,853,974
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	248,481	9,903	8,933
Realized Loss	—	(512)	—
Change in unrealized appreciation(1)	26,157	35,805	—
Change in unrealized depreciation(1)	(10,920)	(154,117)	(63,533)
Net purchases	—	1,987,980	—
Net sales	(2,935,608)	(1,072,520)	(7,141,607)
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(5,139,668)	(1,657,767)
Balance as of October 31, 2023	$116,235	$3,976,198	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2023 includes:
Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
$0	$7,593	$0
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2023.
(2) Debt Security is now valued by a pricing vendor using Level 2 inputs.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 2.1%
Trade Desk, Inc., Class A†	160,984	$ 11,423,425
Aerospace/Defense — 1.2%
HEICO Corp., Class A	53,664	6,822,304
Beverages — 0.8%
Constellation Brands, Inc., Class A	19,371	4,535,720
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.†	32,406	4,919,231
Amicus Therapeutics, Inc.†	96,487	1,058,462
Apellis Pharmaceuticals, Inc.†	44,566	2,168,582
Exelixis, Inc.†	203,843	4,197,127
Royalty Pharma PLC, Class A	118,966	3,196,617
Sarepta Therapeutics, Inc.†	23,445	1,578,083
Seagen, Inc.†	13,640	2,902,728
		20,020,830
Building Materials — 1.9%
Trane Technologies PLC	54,458	10,363,902
Commercial Services — 8.6%
Booz Allen Hamilton Holding Corp.	69,805	8,371,714
Bright Horizons Family Solutions, Inc.†	53,631	3,971,912
Cintas Corp.	13,018	6,601,688
Equifax, Inc.	18,271	3,098,213
Global Payments, Inc.	21,609	2,295,308
Quanta Services, Inc.	44,857	7,496,502
Remitly Global, Inc.†	203,207	5,472,364
S&P Global, Inc.	13,003	4,542,078
Verisk Analytics, Inc.	24,858	5,651,715
		47,501,494
Computers — 2.1%
Crowdstrike Holdings, Inc., Class A†	66,566	11,766,872
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	23,109	2,140,587
Distribution/Wholesale — 3.2%
Copart, Inc.†	284,878	12,397,890
Pool Corp.	16,549	5,225,678
		17,623,568
Diversified Financial Services — 3.7%
Air Lease Corp.	105,742	3,661,846
LPL Financial Holdings, Inc.	33,431	7,505,928
Raymond James Financial, Inc.	37,453	3,574,514
Tradeweb Markets, Inc., Class A	63,706	5,734,177
		20,476,465
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	37,239	5,242,134
Electronics — 5.2%
Amphenol Corp., Class A	71,504	5,759,647
Garmin, Ltd.	32,904	3,373,647
Hubbell, Inc.	17,158	4,634,376
Jabil, Inc.	59,594	7,318,143
Keysight Technologies, Inc.†	25,376	3,097,141
Mettler-Toledo International, Inc.†	4,788	4,717,138
		28,900,092
Engineering & Construction — 0.8%
AECOM	56,146	4,297,976
Security Description	Shares or Principal Amount	Value

Food Service — 0.6%
Aramark	119,750	$ 3,224,867
Hand/Machine Tools — 0.7%
MSA Safety, Inc.	24,069	3,800,014
Healthcare-Products — 8.8%
10X Genomics, Inc., Class A†	43,193	1,523,849
Agilent Technologies, Inc.	77,167	7,976,753
Align Technology, Inc.†	23,000	4,245,570
Cooper Cos., Inc.	11,781	3,672,727
Exact Sciences Corp.†	90,702	5,586,336
Hologic, Inc.†	35,612	2,356,446
IDEXX Laboratories, Inc.†	16,301	6,511,760
Natera, Inc.†	103,531	4,086,369
ResMed, Inc.	15,726	2,220,826
Shockwave Medical, Inc.†	19,629	4,048,677
West Pharmaceutical Services, Inc.	21,692	6,904,347
		49,133,660
Healthcare-Services — 3.3%
Acadia Healthcare Co., Inc.†	66,919	4,919,216
Centene Corp.†	83,225	5,740,860
IQVIA Holdings, Inc.†	41,407	7,487,628
		18,147,704
Home Builders — 0.5%
Thor Industries, Inc.	28,920	2,542,936
Household Products/Wares — 0.3%
Helen of Troy, Ltd.†	18,818	1,850,186
Insurance — 1.7%
Arthur J. Gallagher & Co.	25,208	5,936,232
Progressive Corp.	22,451	3,549,279
		9,485,511
Internet — 3.2%
DoorDash, Inc., Class A†	73,584	5,515,121
Palo Alto Networks, Inc.†	30,266	7,355,243
Uber Technologies, Inc.†	115,569	5,001,826
		17,872,190
Leisure Time — 0.5%
Royal Caribbean Cruises, Ltd.†	29,494	2,499,027
Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	45,113	6,835,973
Las Vegas Sands Corp.	65,675	3,116,935
		9,952,908
Machinery-Diversified — 1.6%
Ingersoll Rand, Inc.	87,118	5,286,320
Toro Co.	43,211	3,493,177
		8,779,497
Media — 1.2%
FactSet Research Systems, Inc.	15,710	6,784,992
Mining — 0.3%
Freeport-McMoRan, Inc.	55,596	1,878,033
Miscellaneous Manufacturing — 1.8%
ITT, Inc.	64,508	6,021,822
Teledyne Technologies, Inc.†	10,067	3,770,997
		9,792,819
Oil & Gas — 1.0%
EOG Resources, Inc.	44,488	5,616,610

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 1.2%
TechnipFMC PLC	321,812	$ 6,925,394
Pharmaceuticals — 3.8%
Dexcom, Inc.†	96,072	8,534,076
McKesson Corp.	17,508	7,972,443
Neurocrine Biosciences, Inc.†	42,443	4,708,626
		21,215,145
Pipelines — 2.5%
Cheniere Energy, Inc.	82,615	13,748,788
Private Equity — 2.5%
Ares Management Corp., Class A	84,481	8,328,982
KKR & Co., Inc.	104,268	5,776,447
		14,105,429
Retail — 7.9%
AutoZone, Inc.†	1,646	4,077,356
Burlington Stores, Inc.†	18,569	2,247,406
Chipotle Mexican Grill, Inc.†	1,949	3,785,348
Domino's Pizza, Inc.	21,525	7,296,760
Floor & Decor Holdings, Inc., Class A†	37,279	3,071,790
Lululemon Athletica, Inc.†	13,079	5,146,325
Ross Stores, Inc.	113,119	13,118,410
Tractor Supply Co.	27,038	5,206,437
		43,949,832
Semiconductors — 4.4%
Allegro MicroSystems, Inc.†	36,695	952,602
Entegris, Inc.	46,343	4,080,038
Lam Research Corp.	7,682	4,518,706
Marvell Technology, Inc.	72,961	3,445,218
Monolithic Power Systems, Inc.	12,597	5,564,599
ON Semiconductor Corp.†	46,037	2,883,758
Rambus, Inc.†	53,760	2,920,781
		24,365,702
Software — 11.8%
Cadence Design Systems, Inc.†	13,833	3,317,845
Security Description	Shares or Principal Amount	Value

Software (continued)
Confluent, Inc., Class A†	207,157	$ 5,988,909
DocuSign, Inc.†	53,458	2,078,447
HashiCorp, Inc., Class A†	123,390	2,429,549
HubSpot, Inc.†	19,001	8,052,054
MongoDB, Inc.†	28,769	9,913,510
MSCI, Inc.	14,206	6,698,839
Procore Technologies, Inc.†	78,565	4,799,536
Snowflake, Inc., Class A†	29,921	4,342,435
Synopsys, Inc.†	8,870	4,163,933
Take-Two Interactive Software, Inc.†	46,666	6,241,577
Workday, Inc., Class A†	22,515	4,766,650
Zoom Video Communications, Inc., Class A†	47,307	2,837,474
		65,630,758
Telecommunications — 0.6%
Arista Networks, Inc.†	16,552	3,316,524
Transportation — 2.5%
JB Hunt Transport Services, Inc.	29,356	5,045,416
Old Dominion Freight Line, Inc.	23,756	8,947,935
		13,993,351
Total Long-Term Investment Securities (cost $551,883,866)		549,727,246
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $5,966,656 and collateralized by $6,090,800 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $6,085,804 (cost $5,966,391)	$5,966,391	5,966,391
TOTAL INVESTMENTS (cost $557,850,257)	100.1%	555,693,637
Other assets less liabilities	(0.1)	(398,280)
NET ASSETS	100.0%	$555,295,357
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$549,727,246	$—	$—	$549,727,246
Repurchase Agreements	—	5,966,391	—	5,966,391
Total Investments at Value	$549,727,246	$5,966,391	$—	$555,693,637
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Aerospace/Defense — 1.0%
General Dynamics Corp.	2,382	$ 574,801
L3Harris Technologies, Inc.	1,875	336,394
Lockheed Martin Corp.	3,156	1,434,844
Northrop Grumman Corp.	2,031	957,474
TransDigm Group, Inc.†	514	425,638
		3,729,151
Agriculture — 0.7%
Altria Group, Inc.	18,299	735,071
Archer-Daniels-Midland Co.	5,209	372,808
Bunge, Ltd.	1,225	129,825
Philip Morris International, Inc.	16,623	1,482,107
		2,719,811
Auto Manufacturers — 2.9%
Cummins, Inc.	1,433	309,958
Tesla, Inc.†	54,759	10,997,797
		11,307,755
Beverages — 2.3%
Brown-Forman Corp., Class B	1,995	112,039
Coca-Cola Co.	50,165	2,833,821
Constellation Brands, Inc., Class A	1,791	419,363
Keurig Dr Pepper, Inc.	9,975	302,542
Monster Beverage Corp.†	14,749	753,674
PepsiCo, Inc.	27,298	4,457,217
		8,878,656
Biotechnology — 2.5%
Amgen, Inc.	10,607	2,712,210
Biogen, Inc.†	1,350	320,679
Corteva, Inc.	9,711	467,488
Gilead Sciences, Inc.	24,709	1,940,645
Incyte Corp.†	3,689	198,948
Moderna, Inc.†	6,566	498,753
Regeneron Pharmaceuticals, Inc.†	2,117	1,651,027
Vertex Pharmaceuticals, Inc.†	5,119	1,853,641
		9,643,391
Building Materials — 0.1%
Masco Corp.	3,167	164,969
Vulcan Materials Co.	1,554	305,345
		470,314
Chemicals — 1.1%
Air Products & Chemicals, Inc.	4,405	1,244,148
Albemarle Corp.	2,327	295,017
CF Industries Holdings, Inc.	3,826	305,238
FMC Corp.	2,474	131,617
Linde PLC	5,902	2,255,508
Mosaic Co.	6,589	214,011
		4,445,539
Commercial Services — 1.4%
Automatic Data Processing, Inc.	8,170	1,782,857
Cintas Corp.	1,011	512,698
CoStar Group, Inc.†	8,098	594,474
Equifax, Inc.	1,192	202,128
FleetCor Technologies, Inc.†	778	175,182
Gartner, Inc.†	1,563	518,979
MarketAxess Holdings, Inc.	366	78,233
Moody's Corp.	1,470	452,760
Quanta Services, Inc.	2,880	481,306
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Rollins, Inc.	5,569	$ 209,450
Verisk Analytics, Inc.	1,323	300,797
		5,308,864
Computers — 13.5%
Accenture PLC, Class A	6,129	1,820,865
Apple, Inc.	291,430	49,767,501
EPAM Systems, Inc.†	782	170,140
Fortinet, Inc.†	12,926	738,979
Leidos Holdings, Inc.	1,770	175,442
		52,672,927
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	9,016	677,282
Kenvue, Inc.	34,175	635,655
Procter & Gamble Co.	25,710	3,857,271
		5,170,208
Distribution/Wholesale — 0.5%
Copart, Inc.†	17,232	749,936
Fastenal Co.	5,552	323,904
Pool Corp.	487	153,780
WW Grainger, Inc.	882	643,710
		1,871,330
Diversified Financial Services — 4.4%
American Express Co.	5,653	825,507
Ameriprise Financial, Inc.	2,035	640,150
Cboe Global Markets, Inc.	1,402	229,774
Charles Schwab Corp.	17,397	905,340
Discover Financial Services	2,875	235,980
Mastercard, Inc., Class A	16,499	6,209,399
Nasdaq, Inc.	4,302	213,379
Raymond James Financial, Inc.	3,727	355,705
Visa, Inc., Class A	31,863	7,490,991
		17,106,225
Electric — 0.4%
AES Corp.	7,834	116,726
NRG Energy, Inc.	2,135	90,481
PG&E Corp.†	41,470	675,961
Sempra	7,488	524,385
WEC Energy Group, Inc.	3,253	264,762
		1,672,315
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	2,287	321,941
Electronics — 0.5%
Amphenol Corp., Class A	11,828	952,746
Hubbell, Inc.	1,064	287,386
Keysight Technologies, Inc.†	1,910	233,116
Mettler-Toledo International, Inc.†	282	277,826
		1,751,074
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	2,704	215,184
First Solar, Inc.†	2,119	301,852
SolarEdge Technologies, Inc.†	1,122	85,216
		602,252
Environmental Control — 0.3%
Republic Services, Inc.	2,243	333,063

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Veralto Corp.†	4,343	$ 299,667
Waste Management, Inc.	4,312	708,591
		1,341,321
Food — 0.7%
Campbell Soup Co.	2,302	93,024
General Mills, Inc.	7,891	514,809
Hershey Co.	2,971	556,617
Hormel Foods Corp.	4,134	134,561
Kellanova	2,876	145,152
Lamb Weston Holdings, Inc.	2,891	259,612
McCormick & Co., Inc.	2,539	162,242
Mondelez International, Inc., Class A	14,568	964,547
		2,830,564
Gas — 0.1%
Atmos Energy Corp.	1,796	193,357
Hand/Machine Tools — 0.0%
Snap-on, Inc.	598	154,248
Healthcare-Products — 2.8%
Abbott Laboratories	17,895	1,691,972
Agilent Technologies, Inc.	3,514	363,242
Bio-Techne Corp.	1,499	81,890
Boston Scientific Corp.†	15,389	787,763
Danaher Corp.	13,031	2,502,213
Hologic, Inc.†	4,857	321,388
IDEXX Laboratories, Inc.†	806	321,973
Insulet Corp.†	1,384	183,477
Intuitive Surgical, Inc.†	3,414	895,219
ResMed, Inc.	1,573	222,139
Thermo Fisher Scientific, Inc.	7,654	3,404,270
Waters Corp.†	1,172	279,557
		11,055,103
Healthcare-Services — 3.6%
Elevance Health, Inc.	4,673	2,103,270
HCA Healthcare, Inc.	2,155	487,332
Humana, Inc.	1,573	823,764
IQVIA Holdings, Inc.†	1,743	315,187
Molina Healthcare, Inc.†	1,157	385,223
Quest Diagnostics, Inc.	1,469	191,117
UnitedHealth Group, Inc.	18,368	9,837,166
		14,143,059
Home Builders — 0.1%
D.R. Horton, Inc.	3,019	315,184
Household Products/Wares — 0.1%
Clorox Co.	1,105	130,059
Kimberly-Clark Corp.	3,219	385,121
		515,180
Insurance — 1.9%
Aon PLC, Class A	2,656	821,766
Arch Capital Group, Ltd.†	7,396	641,085
Arthur J. Gallagher & Co.	2,735	644,065
Brown & Brown, Inc.	2,754	191,183
Chubb, Ltd.	4,643	996,481
Everest Group, Ltd.	499	197,414
Globe Life, Inc.	1,207	140,447
Marsh & McLennan Cos., Inc.	6,269	1,188,916
Principal Financial Group, Inc.	2,690	182,059
Progressive Corp.	11,607	1,834,951
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Travelers Cos., Inc.	2,451	$ 410,395
W.R. Berkley Corp.	4,034	271,972
		7,520,734
Internet — 10.4%
Airbnb, Inc., Class A†	3,382	400,057
Alphabet, Inc., Class A†	117,653	14,598,384
Alphabet, Inc., Class C†	100,081	12,540,149
Amazon.com, Inc.†	82,824	11,023,046
CDW Corp.	1,675	335,670
Etsy, Inc.†	1,415	88,155
Gen Digital, Inc.	5,914	98,527
Palo Alto Networks, Inc.†	6,065	1,473,916
VeriSign, Inc.†	872	174,104
		40,732,008
Iron/Steel — 0.3%
Nucor Corp.	4,932	728,900
Steel Dynamics, Inc.	3,088	328,903
		1,057,803
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	2,490	377,310
Marriott International, Inc., Class A	2,534	477,811
		855,121
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,070	1,372,124
Machinery-Diversified — 0.6%
Deere & Co.	5,407	1,975,501
IDEX Corp.	855	163,656
		2,139,157
Media — 0.1%
FactSet Research Systems, Inc.	454	196,078
Mining — 0.3%
Freeport-McMoRan, Inc.	28,429	960,332
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	1,393	284,855
Illinois Tool Works, Inc.	2,783	623,726
		908,581
Oil & Gas — 6.0%
APA Corp.	6,094	242,054
Chevron Corp.	35,184	5,127,364
ConocoPhillips	23,747	2,821,144
Coterra Energy, Inc.	15,020	413,050
Devon Energy Corp.	12,705	591,672
Diamondback Energy, Inc.	3,546	568,495
EOG Resources, Inc.	11,547	1,457,809
EQT Corp.	7,172	303,949
Exxon Mobil Corp.	79,385	8,402,902
Hess Corp.	5,480	791,312
Marathon Oil Corp.	12,010	327,993
Marathon Petroleum Corp.	3,806	575,657
Occidental Petroleum Corp.	13,158	813,296
Pioneer Natural Resources Co.	4,623	1,104,897
		23,541,594
Oil & Gas Services — 0.2%
Schlumberger NV	14,936	831,338

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 7.9%
AbbVie, Inc.	35,001	$ 4,941,441
Bristol-Myers Squibb Co.	41,427	2,134,734
Cigna Group	2,876	889,259
Dexcom, Inc.†	7,691	683,192
Eli Lilly & Co.	15,813	8,759,295
Johnson & Johnson	29,606	4,391,754
McKesson Corp.	1,231	560,548
Merck & Co., Inc.	50,319	5,167,761
Pfizer, Inc.	111,962	3,421,559
		30,949,543
Pipelines — 0.5%
ONEOK, Inc.	11,551	753,125
Targa Resources Corp.	4,437	370,978
Williams Cos., Inc.	24,122	829,797
		1,953,900
Private Equity — 0.3%
Blackstone, Inc.	14,075	1,299,826
REITS — 0.7%
American Tower Corp.	4,900	873,131
Extra Space Storage, Inc.	2,095	217,021
Iron Mountain, Inc.	3,646	215,369
Public Storage	1,946	464,530
SBA Communications Corp.	1,204	251,191
VICI Properties, Inc.	11,455	319,594
Weyerhaeuser Co.	8,260	236,979
		2,577,815
Retail — 4.9%
AutoZone, Inc.†	360	891,767
Chipotle Mexican Grill, Inc.†	547	1,062,383
Costco Wholesale Corp.	5,799	3,203,600
Dollar General Corp.	4,350	517,824
Dollar Tree, Inc.†	4,152	461,246
Domino's Pizza, Inc.	320	108,477
Genuine Parts Co.	2,005	258,364
Home Depot, Inc.	10,567	3,008,319
Lowe's Cos., Inc.	8,018	1,527,990
Lululemon Athletica, Inc.†	2,293	902,250
McDonald's Corp.	8,960	2,349,043
O'Reilly Automotive, Inc.†	1,198	1,114,667
Starbucks Corp.	11,584	1,068,508
TJX Cos., Inc.	14,585	1,284,501
Tractor Supply Co.	2,158	415,545
Ulta Beauty, Inc.†	988	376,734
Yum! Brands, Inc.	3,556	429,778
		18,980,996
Semiconductors — 9.6%
Advanced Micro Devices, Inc.†	17,301	1,704,148
Analog Devices, Inc.	4,674	735,360
Applied Materials, Inc.	16,652	2,203,892
Broadcom, Inc.	4,910	4,131,127
KLA Corp.	2,711	1,273,357
Lam Research Corp.	2,644	1,555,254
Microchip Technology, Inc.	5,289	377,053
Monolithic Power Systems, Inc.	947	418,328
NVIDIA Corp.	48,981	19,974,452
NXP Semiconductors NV	3,017	520,221
ON Semiconductor Corp.†	8,558	536,073
QUALCOMM, Inc.	22,130	2,411,949
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Teradyne, Inc.	1,497	$ 124,655
Texas Instruments, Inc.	11,343	1,610,819
		37,576,688
Software — 11.2%
Adobe, Inc.†	4,248	2,260,191
Autodesk, Inc.†	2,331	460,675
Broadridge Financial Solutions, Inc.	1,124	191,799
Cadence Design Systems, Inc.†	5,390	1,292,791
Electronic Arts, Inc.	3,325	411,602
Fair Isaac Corp.†	493	417,014
Fiserv, Inc.†	8,342	948,902
Intuit, Inc.	2,944	1,457,133
Jack Henry & Associates, Inc.	1,445	203,731
Microsoft Corp.	85,454	28,892,852
MSCI, Inc.	894	421,566
Oracle Corp.	18,419	1,904,525
Paychex, Inc.	3,628	402,889
Paycom Software, Inc.	977	239,336
PTC, Inc.†	2,357	330,970
ServiceNow, Inc.†	4,045	2,353,583
Synopsys, Inc.†	3,018	1,416,770
Tyler Technologies, Inc.†	392	146,177
		43,752,506
Telecommunications — 0.6%
Arista Networks, Inc.†	4,973	996,440
Motorola Solutions, Inc.	1,822	507,354
T-Mobile US, Inc.†	6,980	1,004,143
		2,507,937
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	1,246	101,960
CSX Corp.	19,098	570,075
Expeditors International of Washington, Inc.	2,933	320,430
JB Hunt Transport Services, Inc.	1,619	278,258
Old Dominion Freight Line, Inc.	1,777	669,325
Union Pacific Corp.	6,043	1,254,587
		3,194,635
Total Common Stocks (cost $315,429,660)		381,128,485
UNAFFILIATED INVESTMENT COMPANIES — 2.4%
SPDR Portfolio S&P 500 Growth ETF (cost $9,869,455)	162,327	9,388,994
Total Long-Term Investment Securities (cost $325,299,115)		390,517,479
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.28%, 11/24/2023(1) (cost $49,831)	$ 50,000	49,831
TOTAL INVESTMENTS (cost $325,348,946)	100.1%	390,567,310
Other assets less liabilities	(0.1)	(252,154)
NET ASSETS	100.0%	$390,315,156
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2023	$453,894	$421,225	$(32,669)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$381,128,485	$—	$—	$381,128,485
Unaffiliated Investment Companies	9,388,994	—	—	9,388,994
Short-Term Investments	—	49,831	—	49,831
Total Investments at Value	$390,517,479	$49,831	$—	$390,567,310
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$32,669	$—	$—	$32,669
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	29,886	$ 848,762
Omnicom Group, Inc.	15,339	1,149,045
		1,997,807
Aerospace/Defense — 1.5%
Boeing Co.†	44,022	8,224,190
General Dynamics Corp.	17,595	4,245,849
Howmet Aerospace, Inc.	30,403	1,340,772
L3Harris Technologies, Inc.	14,684	2,634,456
Lockheed Martin Corp.	17,401	7,911,191
Northrop Grumman Corp.	11,042	5,205,530
RTX Corp.	113,004	9,197,396
TransDigm Group, Inc.†	4,284	3,547,538
		42,306,922
Agriculture — 0.7%
Altria Group, Inc.	137,778	5,534,542
Archer-Daniels-Midland Co.	41,622	2,978,887
Bunge, Ltd.†	11,696	1,239,542
Philip Morris International, Inc.	120,521	10,745,652
		20,498,623
Airlines — 0.2%
Alaska Air Group, Inc.†	9,877	312,410
American Airlines Group, Inc.†	50,726	565,595
Delta Air Lines, Inc.	49,954	1,561,062
Southwest Airlines Co.	46,244	1,028,004
United Airlines Holdings, Inc.†	25,464	891,495
		4,358,566
Apparel — 0.4%
NIKE, Inc., Class B	95,113	9,774,763
Ralph Lauren Corp.	3,136	352,894
Tapestry, Inc.	17,996	495,970
VF Corp.	25,662	378,001
		11,001,628
Auto Manufacturers — 2.0%
Cummins, Inc.	10,997	2,378,651
Ford Motor Co.	305,225	2,975,944
General Motors Co.	106,823	3,012,408
PACCAR, Inc.	40,590	3,349,893
Tesla, Inc.†	214,389	43,057,887
		54,774,783
Auto Parts & Equipment — 0.1%
Aptiv PLC†	21,958	1,914,738
BorgWarner, Inc.	18,250	673,425
		2,588,163
Banks — 3.7%
Bank of America Corp.	536,741	14,137,758
Bank of New York Mellon Corp.	60,463	2,569,677
Citigroup, Inc.	149,508	5,904,071
Citizens Financial Group, Inc.	36,668	859,131
Comerica, Inc.	10,231	403,101
Fifth Third Bancorp	52,863	1,253,382
Goldman Sachs Group, Inc.	25,595	7,770,898
Huntington Bancshares, Inc.	112,411	1,084,766
JPMorgan Chase & Co.	225,624	31,375,273
KeyCorp	72,663	742,616
M&T Bank Corp.	12,880	1,452,220
Morgan Stanley	99,056	7,015,146
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	16,071	$ 1,059,240
PNC Financial Services Group, Inc.	30,920	3,539,412
Regions Financial Corp.	72,854	1,058,569
State Street Corp.	24,739	1,598,882
Truist Financial Corp.	103,412	2,932,764
US Bancorp	120,880	3,853,654
Wells Fargo & Co.	284,062	11,297,146
Zions Bancorp NA	11,502	354,837
		100,262,543
Beverages — 1.6%
Brown-Forman Corp., Class B	14,205	797,753
Coca-Cola Co.	302,161	17,069,075
Constellation Brands, Inc., Class A	12,523	2,932,260
Keurig Dr Pepper, Inc.	78,106	2,368,955
Molson Coors Beverage Co., Class B	14,411	832,524
Monster Beverage Corp.†	57,743	2,950,667
PepsiCo, Inc.	106,875	17,450,550
		44,401,784
Biotechnology — 1.5%
Amgen, Inc.	41,529	10,618,965
Biogen, Inc.†	11,244	2,670,900
Bio-Rad Laboratories, Inc., Class A†	1,621	446,229
Corteva, Inc.	55,105	2,652,755
Gilead Sciences, Inc.	96,738	7,597,802
Illumina, Inc.†	12,290	1,344,772
Incyte Corp.†	14,440	778,749
Moderna, Inc.†	25,707	1,952,704
Regeneron Pharmaceuticals, Inc.†	8,287	6,462,948
Vertex Pharmaceuticals, Inc.†	20,038	7,255,960
		41,781,784
Building Materials — 0.5%
Carrier Global Corp.	65,032	3,099,425
Johnson Controls International PLC	52,819	2,589,187
Martin Marietta Materials, Inc.	4,798	1,962,094
Masco Corp.	17,463	909,648
Mohawk Industries, Inc.†	4,104	329,880
Trane Technologies PLC	17,732	3,374,577
Vulcan Materials Co.	10,315	2,026,794
		14,291,605
Chemicals — 1.6%
Air Products and Chemicals, Inc.	17,247	4,871,243
Albemarle Corp.	9,111	1,155,093
Celanese Corp.	7,770	889,743
CF Industries Holdings, Inc.	14,980	1,195,104
Dow, Inc.	54,586	2,638,687
DuPont de Nemours, Inc.	35,641	2,597,516
Eastman Chemical Co.	9,204	687,815
Ecolab, Inc.	19,695	3,303,639
FMC Corp.	9,684	515,189
International Flavors & Fragrances, Inc.	19,817	1,354,492
Linde PLC	37,883	14,477,367
LyondellBasell Industries NV, Class A	19,884	1,794,332
Mosaic Co.	25,798	837,919
PPG Industries, Inc.	18,285	2,244,850
Sherwin-Williams Co.	18,367	4,375,203
		42,938,192
Commercial Services — 1.7%
Automatic Data Processing, Inc.	31,986	6,979,985
Cintas Corp.	6,714	3,404,804

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	31,703	$ 2,327,317
Equifax, Inc.	9,528	1,615,663
FleetCor Technologies, Inc.†	5,742	1,292,926
Gartner, Inc.†	6,120	2,032,085
Global Payments, Inc.	20,186	2,144,157
MarketAxess Holdings, Inc.	2,925	625,219
Moody's Corp.	12,252	3,773,616
PayPal Holdings, Inc.†	85,250	4,415,950
Quanta Services, Inc.	11,273	1,883,944
Robert Half, Inc.	8,314	621,638
Rollins, Inc.	21,799	819,860
S&P Global, Inc.	25,264	8,824,968
United Rentals, Inc.	5,301	2,153,637
Verisk Analytics, Inc.	11,260	2,560,073
		45,475,842
Computers — 8.5%
Accenture PLC, Class A	48,974	14,549,686
Apple, Inc.	1,140,987	194,846,350
Cognizant Technology Solutions Corp., Class A	39,211	2,527,933
EPAM Systems, Inc.†	4,500	979,065
Fortinet, Inc.†	50,607	2,893,202
Hewlett Packard Enterprise Co.	100,271	1,542,168
HP, Inc.	67,362	1,773,641
International Business Machines Corp.	70,729	10,230,243
Leidos Holdings, Inc.	10,664	1,057,016
NetApp, Inc.	16,367	1,191,190
Seagate Technology Holdings PLC	14,975	1,022,044
Western Digital Corp.†	24,839	997,286
		233,609,824
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	64,183	4,821,427
Estee Lauder Cos., Inc., Class A	18,002	2,319,918
Kenvue, Inc.	133,802	2,488,717
Procter & Gamble Co.	183,017	27,458,040
		37,088,102
Distribution/Wholesale — 0.4%
Copart, Inc.†	67,463	2,935,990
Fastenal Co.	44,357	2,587,787
LKQ Corp.	20,773	912,350
Pool Corp.	3,032	957,415
WW Grainger, Inc.	3,455	2,521,563
		9,915,105
Diversified Financial Services — 3.6%
American Express Co.	45,170	6,596,175
Ameriprise Financial, Inc.	7,968	2,506,494
BlackRock, Inc.	10,896	6,671,403
Capital One Financial Corp.	29,614	2,999,602
Cboe Global Markets, Inc.	8,192	1,342,587
Charles Schwab Corp.	115,447	6,007,862
CME Group, Inc.	27,930	5,961,938
Discover Financial Services	19,406	1,592,844
Franklin Resources, Inc.	22,082	503,249
Intercontinental Exchange, Inc.	44,435	4,774,096
Invesco, Ltd.	34,830	451,745
Mastercard, Inc., Class A	64,596	24,310,705
Nasdaq, Inc.	26,320	1,305,472
Raymond James Financial, Inc.	14,593	1,392,756
Synchrony Financial	32,467	910,699
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	17,414	$ 1,575,967
Visa, Inc., Class A	124,748	29,328,255
		98,231,849
Electric — 2.3%
AES Corp.	51,989	774,636
Alliant Energy Corp.	19,621	957,309
Ameren Corp.	20,399	1,544,408
American Electric Power Co., Inc.	39,997	3,021,373
CenterPoint Energy, Inc.	49,004	1,317,228
CMS Energy Corp.	22,649	1,230,747
Consolidated Edison, Inc.	26,779	2,350,928
Constellation Energy Corp.	24,968	2,819,387
Dominion Energy, Inc.	64,966	2,619,429
DTE Energy Co.	16,007	1,542,755
Duke Energy Corp.	59,836	5,318,822
Edison International	29,758	1,876,539
Entergy Corp.	16,417	1,569,301
Evergy, Inc.	17,834	876,363
Eversource Energy	27,102	1,457,817
Exelon Corp.	77,267	3,008,777
FirstEnergy Corp.	40,063	1,426,243
NextEra Energy, Inc.	157,118	9,159,979
NRG Energy, Inc.	17,788	753,855
PG&E Corp.†	162,360	2,646,468
Pinnacle West Capital Corp.	8,797	652,561
PPL Corp.	57,226	1,406,043
Public Service Enterprise Group, Inc.	38,750	2,388,938
Sempra	48,858	3,421,526
Southern Co.	84,668	5,698,156
WEC Energy Group, Inc.	24,490	1,993,241
Xcel Energy, Inc.	42,820	2,537,941
		64,370,770
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	17,912	2,521,472
Eaton Corp. PLC	30,978	6,440,636
Emerson Electric Co.	44,370	3,947,599
Generac Holdings, Inc.†	4,832	406,226
		13,315,933
Electronics — 0.9%
Allegion PLC	6,815	670,323
Amphenol Corp., Class A	46,308	3,730,110
Fortive Corp.	27,331	1,784,168
Garmin, Ltd.	11,891	1,219,184
Honeywell International, Inc.	51,549	9,446,870
Hubbell, Inc.	4,164	1,124,696
Keysight Technologies, Inc.†	13,848	1,690,148
Mettler-Toledo International, Inc.†	1,698	1,672,870
TE Connectivity, Ltd.	24,374	2,872,476
Trimble, Inc.†	19,279	908,619
		25,119,464
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	10,586	842,434
First Solar, Inc.†	8,294	1,181,480
SolarEdge Technologies, Inc.†	4,391	333,497
		2,357,411
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	9,776	1,303,141

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	16,715	$ 666,762
Live Nation Entertainment, Inc.†	11,008	880,860
		1,547,622
Environmental Control — 0.3%
Pentair PLC	12,819	745,040
Republic Services, Inc.	15,963	2,370,346
Veralto Corp.†	17,006	1,173,414
Waste Management, Inc.	28,618	4,702,796
		8,991,596
Food — 1.0%
Campbell Soup Co.	15,275	617,263
Conagra Brands, Inc.	37,101	1,015,083
General Mills, Inc.	45,433	2,964,049
Hershey Co.	11,634	2,179,630
Hormel Foods Corp.	22,478	731,659
J.M. Smucker Co.	7,927	902,410
Kellanova	20,466	1,032,919
Kraft Heinz Co.	61,986	1,950,080
Kroger Co.	51,267	2,325,984
Lamb Weston Holdings, Inc.	11,320	1,016,536
McCormick & Co., Inc.	19,495	1,245,730
Mondelez International, Inc., Class A	105,621	6,993,166
Sysco Corp.	39,216	2,607,472
Tyson Foods, Inc., Class A	22,170	1,027,579
		26,609,560
Forest Products & Paper — 0.0%
International Paper Co.	26,863	906,089
Gas — 0.1%
Atmos Energy Corp.	11,526	1,240,889
NiSource, Inc.	32,084	807,234
		2,048,123
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,108	1,059,617
Stanley Black & Decker, Inc.	11,897	1,011,840
		2,071,457
Healthcare-Products — 3.3%
Abbott Laboratories	134,730	12,738,722
Agilent Technologies, Inc.	22,933	2,370,584
Align Technology, Inc.†	5,526	1,020,044
Baxter International, Inc.	39,316	1,275,018
Bio-Techne Corp.	12,223	667,743
Boston Scientific Corp.†	113,680	5,819,279
Cooper Cos., Inc.	3,844	1,198,367
Danaher Corp.	51,019	9,796,668
DENTSPLY SIRONA, Inc.	16,437	499,849
Edwards Lifesciences Corp.†	47,198	3,007,457
GE HealthCare Technologies, Inc.	30,369	2,021,664
Hologic, Inc.†	19,017	1,258,355
IDEXX Laboratories, Inc.†	6,445	2,574,584
Insulet Corp.†	5,421	718,662
Intuitive Surgical, Inc.†	27,279	7,153,099
Medtronic PLC	103,349	7,292,306
ResMed, Inc.	11,407	1,610,897
Revvity, Inc.	9,638	798,508
STERIS PLC	7,659	1,608,237
Stryker Corp.	26,242	7,091,113
Teleflex, Inc.	3,648	673,968
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	29,965	$ 13,327,533
Waters Corp.†	4,589	1,094,614
West Pharmaceutical Services, Inc.	5,734	1,825,075
Zimmer Biomet Holdings, Inc.	16,224	1,693,948
		89,136,294
Healthcare-Services — 2.4%
Catalent, Inc.†	13,996	481,322
Centene Corp.†	42,040	2,899,919
Charles River Laboratories International, Inc.†	3,981	670,241
DaVita, Inc.†	4,181	322,899
Elevance Health, Inc.	18,295	8,234,397
HCA Healthcare, Inc.	15,626	3,533,664
Humana, Inc.	9,620	5,037,898
IQVIA Holdings, Inc.†	14,217	2,570,860
Laboratory Corp. of America Holdings	6,879	1,373,943
Molina Healthcare, Inc.†	4,526	1,506,932
Quest Diagnostics, Inc.	8,714	1,133,691
UnitedHealth Group, Inc.	71,917	38,515,868
Universal Health Services, Inc., Class B	4,824	607,293
		66,888,927
Home Builders — 0.3%
D.R. Horton, Inc.	23,638	2,467,807
Lennar Corp., Class A	19,606	2,091,568
NVR, Inc.†	253	1,369,393
PulteGroup, Inc.	17,037	1,253,753
		7,182,521
Home Furnishings — 0.0%
Whirlpool Corp.	4,256	445,007
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,256	1,088,982
Church & Dwight Co., Inc.	19,103	1,737,227
Clorox Co.	9,614	1,131,567
Kimberly-Clark Corp.	26,256	3,141,268
		7,099,044
Insurance — 4.0%
Aflac, Inc.	41,971	3,278,355
Allstate Corp.	20,308	2,602,064
American International Group, Inc.(1)	55,271	3,388,665
Aon PLC, Class A	15,750	4,873,050
Arch Capital Group, Ltd.†	28,956	2,509,906
Arthur J. Gallagher & Co.	16,732	3,940,219
Assurant, Inc.	4,117	613,021
Berkshire Hathaway, Inc., Class B†	141,588	48,328,232
Brown & Brown, Inc.	18,276	1,268,720
Chubb, Ltd.	31,889	6,844,017
Cincinnati Financial Corp.	12,178	1,213,781
Everest Group, Ltd.	3,370	1,333,239
Globe Life, Inc.	6,751	785,546
Hartford Financial Services Group, Inc.	23,743	1,743,923
Loews Corp.	14,357	918,992
Marsh & McLennan Cos., Inc.	38,350	7,273,078
MetLife, Inc.	49,044	2,943,130
Principal Financial Group, Inc.	17,265	1,168,495
Progressive Corp.	45,444	7,184,242
Prudential Financial, Inc.	28,183	2,577,054
Travelers Cos., Inc.	17,775	2,976,246
W.R. Berkley Corp.	15,795	1,064,899
Willis Towers Watson PLC	8,138	1,919,673
		110,748,547

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 10.7%
Airbnb, Inc., Class A†	33,102	$ 3,915,636
Alphabet, Inc., Class A†	460,628	57,154,722
Alphabet, Inc., Class C†	391,831	49,096,424
Amazon.com, Inc.†	704,927	93,818,734
Booking Holdings, Inc.†	2,771	7,729,871
Cars.com, Inc.†	1	15
CDW Corp.	10,407	2,085,563
eBay, Inc.	41,316	1,620,827
Etsy, Inc.†	9,551	595,027
Expedia Group, Inc.†	10,702	1,019,794
F5, Inc.†	4,604	697,920
Gen Digital, Inc.	43,688	727,842
Match Group, Inc.†	21,590	747,014
Meta Platforms, Inc., Class A†	172,558	51,986,549
Netflix, Inc.†	34,405	14,164,194
Palo Alto Networks, Inc.†	23,746	5,770,753
VeriSign, Inc.†	6,966	1,390,832
		292,521,717
Iron/Steel — 0.2%
Nucor Corp.	19,310	2,853,825
Steel Dynamics, Inc.	12,089	1,287,599
		4,141,424
Leisure Time — 0.1%
Carnival Corp.†	78,208	896,264
Norwegian Cruise Line Holdings, Ltd.†	33,029	449,194
Royal Caribbean Cruises, Ltd.†	18,298	1,550,390
		2,895,848
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	20,304	3,076,665
Las Vegas Sands Corp.	25,521	1,211,227
Marriott International, Inc., Class A	19,450	3,667,492
MGM Resorts International	21,794	761,046
Wynn Resorts, Ltd.	7,519	660,018
		9,376,448
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	39,607	8,953,162
Machinery-Diversified — 0.8%
Deere & Co.	21,170	7,734,671
Dover Corp.	10,860	1,411,257
IDEX Corp.	5,870	1,123,577
Ingersoll Rand, Inc.	31,397	1,905,170
Nordson Corp.	4,203	893,516
Otis Worldwide Corp.	31,967	2,468,172
Rockwell Automation, Inc.	8,918	2,343,739
Westinghouse Air Brake Technologies Corp.	13,907	1,474,420
Xylem, Inc.	18,698	1,749,011
		21,103,533
Media — 1.2%
Charter Communications, Inc., Class A†	7,902	3,182,926
Comcast Corp., Class A	319,535	13,193,600
FactSet Research Systems, Inc.	2,962	1,279,258
Fox Corp., Class A	19,696	598,561
Fox Corp., Class B	10,242	285,854
News Corp., Class A	29,576	611,632
News Corp., Class B	8,968	192,274
Paramount Global, Class B	37,438	407,325
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.†	142,061	$ 11,590,757
Warner Bros. Discovery, Inc.†	172,203	1,711,698
		33,053,885
Mining — 0.2%
Freeport-McMoRan, Inc.	111,305	3,759,883
Newmont Corp.	61,702	2,311,974
		6,071,857
Miscellaneous Manufacturing — 0.9%
3M Co.	42,856	3,897,753
A.O. Smith Corp.	9,673	674,789
Axon Enterprise, Inc.†	5,456	1,115,697
General Electric Co.	84,500	9,179,235
Illinois Tool Works, Inc.	21,364	4,788,100
Parker-Hannifin Corp.	9,961	3,674,713
Teledyne Technologies, Inc.†	3,655	1,369,126
Textron, Inc.	15,378	1,168,728
		25,868,141
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,986	834,788
Oil & Gas — 3.7%
APA Corp.	23,856	947,560
Chevron Corp.	137,751	20,074,453
ConocoPhillips	92,971	11,044,955
Coterra Energy, Inc.	58,807	1,617,192
Devon Energy Corp.	49,743	2,316,532
Diamondback Energy, Inc.	13,883	2,225,723
EOG Resources, Inc.	45,206	5,707,257
EQT Corp.	28,079	1,189,988
Exxon Mobil Corp.	310,801	32,898,286
Hess Corp.	21,455	3,098,102
Marathon Oil Corp.	47,025	1,284,253
Marathon Petroleum Corp.	31,043	4,695,254
Occidental Petroleum Corp.	51,514	3,184,080
Phillips 66	34,571	3,943,514
Pioneer Natural Resources Co.	18,101	4,326,139
Valero Energy Corp.	27,417	3,481,959
		102,035,247
Oil & Gas Services — 0.4%
Baker Hughes Co.	78,388	2,698,115
Halliburton Co.	69,762	2,744,437
Schlumberger NV	110,339	6,141,469
		11,584,021
Packaging & Containers — 0.2%
Amcor PLC	114,240	1,015,594
Ball Corp.	24,461	1,177,797
Packaging Corp. of America	6,981	1,068,442
Sealed Air Corp.	11,210	345,156
Westrock Co.	19,897	714,899
		4,321,888
Pharmaceuticals — 5.9%
AbbVie, Inc.	137,035	19,346,601
Becton Dickinson & Co.	22,524	5,693,617
Bristol-Myers Squibb Co.	162,195	8,357,908
Cardinal Health, Inc.	19,767	1,798,797
Cencora, Inc.	12,943	2,396,397
Cigna Group	22,979	7,105,107
CVS Health Corp.	99,719	6,881,608
Dexcom, Inc.†	30,114	2,675,027

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	61,909	$ 34,293,252
Henry Schein, Inc.†	10,138	658,767
Johnson & Johnson	186,954	27,732,756
McKesson Corp.	10,474	4,769,441
Merck & Co., Inc.	197,009	20,232,824
Pfizer, Inc.	438,343	13,395,762
Viatris, Inc.	93,130	828,857
Zoetis, Inc.	35,738	5,610,866
		161,777,587
Pipelines — 0.4%
Kinder Morgan, Inc.	150,502	2,438,132
ONEOK, Inc.	45,223	2,948,540
Targa Resources Corp.	17,369	1,452,222
Williams Cos., Inc.	94,441	3,248,770
		10,087,664
Private Equity — 0.2%
Blackstone, Inc.	55,104	5,088,854
Real Estate — 0.1%
CBRE Group, Inc., Class A†	24,055	1,667,974
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	12,090	1,125,942
American Tower Corp.	36,192	6,449,053
AvalonBay Communities, Inc.	11,026	1,827,449
Boston Properties, Inc.	11,204	600,198
Camden Property Trust	8,290	703,655
Crown Castle, Inc.	33,670	3,130,637
Digital Realty Trust, Inc.	23,502	2,922,709
Equinix, Inc.	7,264	5,300,105
Equity Residential	26,779	1,481,682
Essex Property Trust, Inc.	4,983	1,065,963
Extra Space Storage, Inc.	16,403	1,699,187
Federal Realty Investment Trust	5,696	519,418
Healthpeak Properties, Inc.	42,472	660,440
Host Hotels & Resorts, Inc.	55,248	855,239
Invitation Homes, Inc.	44,661	1,325,985
Iron Mountain, Inc.	22,659	1,338,467
Kimco Realty Corp.	48,127	863,398
Mid-America Apartment Communities, Inc.	9,059	1,070,321
Prologis, Inc.	71,727	7,226,495
Public Storage	12,286	2,932,791
Realty Income Corp.	55,029	2,607,274
Regency Centers Corp.	12,757	768,737
SBA Communications Corp.	8,415	1,755,621
Simon Property Group, Inc.	25,403	2,791,536
UDR, Inc.	23,534	748,617
Ventas, Inc.	31,240	1,326,450
VICI Properties, Inc.	78,681	2,195,200
Welltower, Inc.	40,273	3,367,226
Weyerhaeuser Co.	56,734	1,627,698
		60,287,493
Retail — 5.0%
AutoZone, Inc.†	1,410	3,492,753
Bath & Body Works, Inc.	17,772	526,940
Best Buy Co., Inc.	15,078	1,007,512
CarMax, Inc.†	12,283	750,368
Chipotle Mexican Grill, Inc.†	2,142	4,160,192
Costco Wholesale Corp.	34,405	19,006,698
Darden Restaurants, Inc.	9,384	1,365,653
Dollar General Corp.	17,029	2,027,132
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar Tree, Inc.†	16,255	$ 1,805,768
Domino's Pizza, Inc.	2,725	923,748
Genuine Parts Co.	10,903	1,404,961
Home Depot, Inc.	78,056	22,221,763
Lowe's Cos., Inc.	45,495	8,669,982
Lululemon Athletica, Inc.†	8,977	3,532,270
McDonald's Corp.	56,580	14,833,579
O'Reilly Automotive, Inc.†	4,690	4,363,764
Ross Stores, Inc.	26,448	3,067,175
Starbucks Corp.	88,927	8,202,626
Target Corp.	35,835	3,970,160
TJX Cos., Inc.	89,225	7,858,046
Tractor Supply Co.	8,448	1,626,747
Ulta Beauty, Inc.†	3,867	1,474,526
Walgreens Boots Alliance, Inc.	55,628	1,172,638
Walmart, Inc.	110,806	18,106,808
Yum! Brands, Inc.	21,755	2,629,309
		138,201,118
Semiconductors — 7.0%
Advanced Micro Devices, Inc.†	125,438	12,355,643
Analog Devices, Inc.	38,929	6,124,700
Applied Materials, Inc.	65,197	8,628,823
Broadcom, Inc.	32,040	26,957,495
Intel Corp.	325,149	11,867,938
KLA Corp.	10,615	4,985,865
Lam Research Corp.	10,349	6,087,489
Microchip Technology, Inc.	42,261	3,012,787
Micron Technology, Inc.	85,037	5,686,424
Monolithic Power Systems, Inc.	3,709	1,638,414
NVIDIA Corp.	191,767	78,202,583
NXP Semiconductors NV	20,015	3,451,186
ON Semiconductor Corp.†	33,503	2,098,628
Qorvo, Inc.†	7,602	664,567
QUALCOMM, Inc.	86,644	9,443,330
Skyworks Solutions, Inc.	12,375	1,073,407
Teradyne, Inc.	11,957	995,659
Texas Instruments, Inc.	70,493	10,010,711
		193,285,649
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,095	680,343
Software — 11.2%
Adobe, Inc.†	35,388	18,828,539
Akamai Technologies, Inc.†	11,801	1,219,397
ANSYS, Inc.†	6,738	1,874,916
Autodesk, Inc.†	16,593	3,279,275
Broadridge Financial Solutions, Inc.	9,170	1,564,769
Cadence Design Systems, Inc.†	21,101	5,061,075
Ceridian HCM Holding, Inc.†	12,082	773,369
Electronic Arts, Inc.	19,140	2,369,341
Fair Isaac Corp.†	1,930	1,632,529
Fidelity National Information Services, Inc.	45,998	2,258,962
Fiserv, Inc.†	47,330	5,383,787
Intuit, Inc.	21,743	10,761,698
Jack Henry & Associates, Inc.	5,658	797,721
Microsoft Corp.	576,835	195,033,682
MSCI, Inc.	6,140	2,895,317
Oracle Corp.	122,224	12,637,962
Paychex, Inc.	24,913	2,766,589
Paycom Software, Inc.	3,824	936,765
PTC, Inc.†	9,226	1,295,515
Roper Technologies, Inc.	8,285	4,047,802

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.†	75,620	$ 15,186,765
ServiceNow, Inc.†	15,838	9,215,340
Synopsys, Inc.†	11,813	5,545,495
Take-Two Interactive Software, Inc.†	12,262	1,640,042
Tyler Technologies, Inc.†	3,267	1,218,264
		308,224,916
Telecommunications — 1.9%
Arista Networks, Inc.†	19,469	3,901,004
AT&T, Inc.	555,037	8,547,570
Cisco Systems, Inc.	316,381	16,492,941
Corning, Inc.	59,602	1,594,949
Juniper Networks, Inc.	24,950	671,654
Motorola Solutions, Inc.	12,967	3,610,791
T-Mobile US, Inc.†	40,189	5,781,590
Verizon Communications, Inc.	326,395	11,466,256
		52,066,755
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	10,125	457,144
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	9,040	739,743
CSX Corp.	155,768	4,649,675
Expeditors International of Washington, Inc.	11,482	1,254,409
FedEx Corp.	17,965	4,313,397
JB Hunt Transport Services, Inc.	6,339	1,089,484
Norfolk Southern Corp.	17,625	3,362,674
Old Dominion Freight Line, Inc.	6,956	2,620,047
Union Pacific Corp.	47,317	9,823,482
United Parcel Service, Inc., Class B	56,154	7,931,752
		35,784,663
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	15,114	$ 1,778,162
Total Long-Term Investment Securities (cost $1,453,189,021)		2,727,814,909
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.52%, 11/30/2023(2) (cost $3,487,263)	$3,500,000	3,485,088
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $9,615,065 and collateralized by $9,815,000 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $9,806,949 (cost $9,614,638)	9,614,638	9,614,638
TOTAL INVESTMENTS (cost $1,466,290,922)	100.0%	2,740,914,635
Other assets less liabilities	0.0	816,224
NET ASSETS	100.0%	$2,741,730,859
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
81	Long	S&P 500 E-Mini Index	December 2023	$18,382,701	$17,059,613	$(1,323,088)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,727,814,909	$—	$—	$2,727,814,909
Short-Term Investments	—	3,485,088	—	3,485,088
Repurchase Agreements	—	9,614,638	—	9,614,638
Total Investments at Value	$2,727,814,909	$13,099,726	$—	$2,740,914,635
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,323,088	$—	$—	$1,323,088
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	8,804	$ 250,034
Omnicom Group, Inc.	4,519	338,518
		588,552
Aerospace/Defense — 2.2%
Boeing Co.†	12,969	2,422,868
General Dynamics Corp.	2,436	587,831
Howmet Aerospace, Inc.	8,957	395,004
L3Harris Technologies, Inc.	2,163	388,064
Lockheed Martin Corp.	1,487	676,050
Northrop Grumman Corp.	911	429,473
RTX Corp.	33,291	2,709,554
TransDigm Group, Inc.†	668	553,164
		8,162,008
Agriculture — 0.8%
Altria Group, Inc.	19,483	782,632
Archer-Daniels-Midland Co.	6,254	447,599
Bunge, Ltd.	2,033	215,457
Philip Morris International, Inc.	16,333	1,456,250
		2,901,938
Airlines — 0.3%
Alaska Air Group, Inc.†	2,910	92,043
American Airlines Group, Inc.†	14,944	166,626
Delta Air Lines, Inc.	14,717	459,906
Southwest Airlines Co.	13,624	302,862
United Airlines Holdings, Inc.†	7,501	262,610
		1,284,047
Apparel — 0.9%
NIKE, Inc., Class B	28,020	2,879,615
Ralph Lauren Corp.	923	103,865
Tapestry, Inc.	5,302	146,123
VF Corp.	7,560	111,359
		3,240,962
Auto Manufacturers — 0.8%
Cummins, Inc.	1,588	343,485
Ford Motor Co.	89,919	876,710
General Motors Co.	31,470	887,454
PACCAR, Inc.	11,957	986,811
		3,094,460
Auto Parts & Equipment — 0.2%
Aptiv PLC†	6,469	564,097
BorgWarner, Inc.	5,376	198,374
		762,471
Banks — 7.9%
Bank of America Corp.	158,123	4,164,960
Bank of New York Mellon Corp.	17,812	757,010
Citigroup, Inc.	44,045	1,739,337
Citizens Financial Group, Inc.	10,803	253,114
Comerica, Inc.	3,014	118,752
Fifth Third Bancorp	15,573	369,236
Goldman Sachs Group, Inc.	7,541	2,289,523
Huntington Bancshares, Inc.	33,117	319,579
JPMorgan Chase & Co.	66,469	9,243,179
KeyCorp	21,406	218,769
M&T Bank Corp.	3,794	427,774
Morgan Stanley	29,182	2,066,669
Northern Trust Corp.	4,734	312,018
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	9,109	$ 1,042,707
Regions Financial Corp.	21,463	311,857
State Street Corp.	7,288	471,023
Truist Financial Corp.	30,465	863,987
US Bancorp	35,611	1,135,279
Wells Fargo & Co.	83,685	3,328,153
Zions Bancorp NA	3,389	104,551
		29,537,477
Beverages — 0.8%
Brown-Forman Corp., Class B	1,883	105,749
Coca-Cola Co.	31,155	1,759,946
Constellation Brands, Inc., Class A	1,623	380,025
Keurig Dr Pepper, Inc.	11,505	348,947
Molson Coors Beverage Co., Class B	4,245	245,234
		2,839,901
Biotechnology — 0.3%
Biogen, Inc.†	1,756	417,120
Bio-Rad Laboratories, Inc., Class A†	477	131,309
Corteva, Inc.	5,032	242,240
Illumina, Inc.†	3,621	396,210
		1,186,879
Building Materials — 1.0%
Carrier Global Corp.	19,159	913,118
Johnson Controls International PLC	15,561	762,800
Martin Marietta Materials, Inc.	1,413	577,832
Masco Corp.	1,492	77,718
Mohawk Industries, Inc.†	1,209	97,179
Trane Technologies PLC	5,224	994,180
Vulcan Materials Co.	1,246	244,827
		3,667,654
Chemicals — 2.0%
Celanese Corp.	2,289	262,113
Dow, Inc.	16,081	777,356
DuPont de Nemours, Inc.	10,500	765,240
Eastman Chemical Co.	2,711	202,593
Ecolab, Inc.	5,802	973,227
International Flavors & Fragrances, Inc.	5,838	399,027
Linde PLC	4,353	1,663,543
LyondellBasell Industries NV, Class A	5,858	528,626
PPG Industries, Inc.	5,387	661,362
Sherwin-Williams Co.	5,411	1,288,954
		7,522,041
Commercial Services — 1.9%
Cintas Corp.	811	411,274
Equifax, Inc.	1,431	242,655
FleetCor Technologies, Inc.†	795	179,010
Global Payments, Inc.	5,947	631,690
MarketAxess Holdings, Inc.	439	93,836
Moody's Corp.	1,913	589,204
PayPal Holdings, Inc.†	25,114	1,300,905
Robert Half, Inc.	2,449	183,112
S&P Global, Inc.	7,443	2,599,914
United Rentals, Inc.	1,561	634,188
Verisk Analytics, Inc.	1,791	407,202
		7,272,990
Computers — 2.2%
Accenture PLC, Class A	7,358	2,185,988
Cognizant Technology Solutions Corp., Class A	11,552	744,757

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
EPAM Systems, Inc.†	424	$ 92,250
Hewlett Packard Enterprise Co.	29,540	454,325
HP, Inc.	19,845	522,519
International Business Machines Corp.	20,837	3,013,864
Leidos Holdings, Inc.	1,100	109,032
NetApp, Inc.	4,822	350,945
Seagate Technology Holdings PLC	4,412	301,119
Western Digital Corp.†	7,318	293,818
		8,068,617
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	8,509	639,196
Estee Lauder Cos., Inc., Class A	5,304	683,526
Procter & Gamble Co.	24,263	3,640,178
		4,962,900
Distribution/Wholesale — 0.2%
Fastenal Co.	6,664	388,778
LKQ Corp.	6,119	268,746
Pool Corp.	330	104,204
		761,728
Diversified Financial Services — 2.5%
American Express Co.	6,787	991,106
BlackRock, Inc.	3,210	1,965,419
Capital One Financial Corp.	8,725	883,755
Cboe Global Markets, Inc.	797	130,620
Charles Schwab Corp.	13,944	725,646
CME Group, Inc.	8,228	1,756,349
Discover Financial Services	2,401	197,074
Franklin Resources, Inc.	6,506	148,272
Intercontinental Exchange, Inc.	13,090	1,406,390
Invesco, Ltd.	10,261	133,085
Nasdaq, Inc.	2,792	138,483
Synchrony Financial	9,565	268,298
T. Rowe Price Group, Inc.	5,130	464,265
		9,208,762
Electric — 4.6%
AES Corp.	6,279	93,557
Alliant Energy Corp.	5,780	282,006
Ameren Corp.	6,010	455,017
American Electric Power Co., Inc.	11,783	890,088
CenterPoint Energy, Inc.	14,436	388,040
CMS Energy Corp.	6,672	362,556
Consolidated Edison, Inc.	7,890	692,663
Constellation Energy Corp.	7,355	830,527
Dominion Energy, Inc.	19,139	771,684
DTE Energy Co.	4,716	454,528
Duke Energy Corp.	17,628	1,566,953
Edison International	8,767	552,847
Entergy Corp.	4,836	462,273
Evergy, Inc.	5,254	258,181
Eversource Energy	7,985	429,513
Exelon Corp.	22,763	886,391
FirstEnergy Corp.	11,802	420,151
NextEra Energy, Inc.	46,287	2,698,532
NRG Energy, Inc.	2,778	117,732
Pinnacle West Capital Corp.	2,592	192,275
PPL Corp.	16,859	414,226
Public Service Enterprise Group, Inc.	11,415	703,735
Sempra	5,758	403,233
Southern Co.	24,943	1,678,664
Security Description	Shares or Principal Amount	Value

Electric (continued)
WEC Energy Group, Inc.	3,463	$ 281,854
Xcel Energy, Inc.	12,615	747,691
		17,034,917
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	2,639	371,492
Eaton Corp. PLC	9,126	1,897,387
Emerson Electric Co.	13,072	1,163,016
Generac Holdings, Inc.†	1,423	119,631
		3,551,526
Electronics — 1.4%
Allegion PLC	2,007	197,409
Fortive Corp.	8,051	525,569
Garmin, Ltd.	3,503	359,163
Honeywell International, Inc.	15,186	2,782,986
Keysight Technologies, Inc.†	1,877	229,088
Mettler-Toledo International, Inc.†	175	172,410
TE Connectivity, Ltd.	7,181	846,281
Trimble, Inc.†	5,679	267,651
		5,380,557
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,880	383,904
Entertainment — 0.1%
Caesars Entertainment, Inc.†	4,924	196,418
Live Nation Entertainment, Inc.†	3,242	259,425
		455,843
Environmental Control — 0.3%
Pentair PLC	3,777	219,519
Republic Services, Inc.	2,116	314,205
Waste Management, Inc.	3,456	567,925
		1,101,649
Food — 1.2%
Campbell Soup Co.	1,845	74,556
Conagra Brands, Inc.	10,930	299,045
General Mills, Inc.	4,283	279,423
Hormel Foods Corp.	1,855	60,380
J.M. Smucker Co.	2,336	265,930
Kellanova	2,713	136,925
Kraft Heinz Co.	18,261	574,491
Kroger Co.	15,103	685,223
McCormick & Co., Inc.	2,814	179,815
Mondelez International, Inc., Class A	14,314	947,730
Sysco Corp.	11,553	768,159
Tyson Foods, Inc., Class A	6,531	302,712
		4,574,389
Forest Products & Paper — 0.1%
International Paper Co.	7,914	266,939
Gas — 0.1%
Atmos Energy Corp.	1,324	142,542
NiSource, Inc.	9,452	237,812
		380,354
Hand/Machine Tools — 0.1%
Snap-on, Inc.	520	134,129
Stanley Black & Decker, Inc.	3,505	298,100
		432,229

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 3.6%
Abbott Laboratories	19,052	$ 1,801,367
Agilent Technologies, Inc.	2,702	279,306
Align Technology, Inc.†	1,628	300,512
Baxter International, Inc.	11,583	375,637
Bio-Techne Corp.	1,872	102,267
Boston Scientific Corp.†	15,740	805,731
Cooper Cos., Inc.	1,132	352,901
DENTSPLY SIRONA, Inc.	4,842	147,245
Edwards Lifesciences Corp.†	13,904	885,963
GE HealthCare Technologies, Inc.	8,947	595,602
IDEXX Laboratories, Inc.†	968	386,687
Intuitive Surgical, Inc.†	4,098	1,074,578
Medtronic PLC	30,447	2,148,340
ResMed, Inc.	1,546	218,326
Revvity, Inc.	2,840	235,294
STERIS PLC	2,256	473,715
Stryker Corp.	7,731	2,089,071
Teleflex, Inc.	1,075	198,606
West Pharmaceutical Services, Inc.	1,690	537,910
Zimmer Biomet Holdings, Inc.	4,779	498,975
		13,508,033
Healthcare-Services — 0.9%
Catalent, Inc.†	4,124	141,824
Centene Corp.†	12,385	854,317
Charles River Laboratories International, Inc.†	1,172	197,318
DaVita, Inc.†	1,232	95,147
HCA Healthcare, Inc.	2,117	478,739
Humana, Inc.	1,020	534,164
IQVIA Holdings, Inc.†	2,178	393,848
Laboratory Corp. of America Holdings	2,026	404,653
Quest Diagnostics, Inc.	872	113,447
Universal Health Services, Inc., Class B	1,421	178,890
		3,392,347
Home Builders — 0.5%
D.R. Horton, Inc.	3,482	363,521
Lennar Corp., Class A	5,776	616,183
NVR, Inc.†	76	411,359
PulteGroup, Inc.	5,020	369,422
		1,760,485
Home Furnishings — 0.0%
Whirlpool Corp.	1,254	131,118
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,843	320,811
Church & Dwight Co., Inc.	5,627	511,719
Clorox Co.	1,558	183,377
Kimberly-Clark Corp.	4,023	481,312
		1,497,219
Insurance — 6.4%
Aflac, Inc.	12,365	965,830
Allstate Corp.	5,983	766,602
American International Group, Inc.(1)	16,283	998,311
Aon PLC, Class A	1,577	487,924
Arthur J. Gallagher & Co.	1,774	417,759
Assurant, Inc.	1,212	180,467
Berkshire Hathaway, Inc., Class B†	41,712	14,237,557
Brown & Brown, Inc.	2,207	153,210
Chubb, Ltd.	4,039	866,850
Cincinnati Financial Corp.	3,587	357,516
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Everest Group, Ltd.	417	$ 164,974
Globe Life, Inc.	597	69,467
Hartford Financial Services Group, Inc.	6,995	513,783
Loews Corp.	4,230	270,762
Marsh & McLennan Cos., Inc.	4,067	771,307
MetLife, Inc.	14,448	867,024
Principal Financial Group, Inc.	1,984	134,277
Prudential Financial, Inc.	8,302	759,135
Travelers Cos., Inc.	2,408	403,195
Willis Towers Watson PLC	2,398	565,664
		23,951,614
Internet — 10.5%
Airbnb, Inc., Class A†	5,851	692,115
Amazon.com, Inc.†	112,143	14,925,112
Booking Holdings, Inc.†	816	2,276,281
CDW Corp.	1,134	227,253
eBay, Inc.	12,172	477,507
Etsy, Inc.†	1,182	73,639
Expedia Group, Inc.†	3,152	300,354
F5, Inc.†	1,357	205,708
Gen Digital, Inc.	6,049	100,776
Match Group, Inc.†	6,360	220,056
Meta Platforms, Inc., Class A†	50,836	15,315,362
Netflix, Inc.†	10,136	4,172,890
VeriSign, Inc.†	1,047	209,044
		39,196,097
Leisure Time — 0.2%
Carnival Corp.†	23,040	264,038
Norwegian Cruise Line Holdings, Ltd.†	9,730	132,328
Royal Caribbean Cruises, Ltd.†	5,390	456,695
		853,061
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	3,110	471,258
Las Vegas Sands Corp.	7,518	356,804
Marriott International, Inc., Class A	2,807	529,288
MGM Resorts International	6,420	224,187
Wynn Resorts, Ltd.	2,215	194,433
		1,775,970
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,668	1,055,201
Machinery-Diversified — 1.0%
Dover Corp.	3,199	415,710
IDEX Corp.	744	142,409
Ingersoll Rand, Inc.	9,249	561,229
Nordson Corp.	1,238	263,186
Otis Worldwide Corp.	9,418	727,164
Rockwell Automation, Inc.	2,627	690,402
Westinghouse Air Brake Technologies Corp.	4,097	434,364
Xylem, Inc.	5,509	515,312
		3,749,776
Media — 2.5%
Charter Communications, Inc., Class A†	2,328	937,718
Comcast Corp., Class A	94,134	3,886,793
FactSet Research Systems, Inc.	349	150,730
Fox Corp., Class A	5,803	176,353
Fox Corp., Class B	3,017	84,204
News Corp., Class A	8,713	180,185
News Corp., Class B	2,642	56,645

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Paramount Global, Class B	11,029	$ 119,996
Walt Disney Co.†	41,851	3,414,623
Warner Bros. Discovery, Inc.†	50,731	504,266
		9,511,513
Mining — 0.2%
Newmont Corp.	18,178	681,130
Miscellaneous Manufacturing — 1.8%
3M Co.	12,625	1,148,244
A.O. Smith Corp.	2,849	198,746
General Electric Co.	24,894	2,704,235
Illinois Tool Works, Inc.	3,084	691,186
Parker-Hannifin Corp.	2,935	1,082,751
Teledyne Technologies, Inc.†	1,076	403,059
Textron, Inc.	4,530	344,280
		6,572,501
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,174	245,871
Oil & Gas — 0.8%
Marathon Petroleum Corp.	4,756	719,345
Phillips 66	10,185	1,161,803
Valero Energy Corp.	8,077	1,025,779
		2,906,927
Oil & Gas Services — 0.7%
Baker Hughes Co.	23,093	794,861
Halliburton Co.	20,552	808,516
Schlumberger NV	15,277	850,318
		2,453,695
Packaging & Containers — 0.3%
Amcor PLC	33,655	299,193
Ball Corp.	7,206	346,969
Packaging Corp. of America	2,056	314,671
Sealed Air Corp.	3,302	101,668
WestRock Co.	5,862	210,622
		1,273,123
Pharmaceuticals — 3.2%
Becton Dickinson & Co.	6,636	1,677,448
Cardinal Health, Inc.	5,823	529,893
Cencora, Inc.	3,813	705,977
Cigna Group	3,452	1,067,358
CVS Health Corp.	29,377	2,027,307
Henry Schein, Inc.†	2,987	194,095
Johnson & Johnson	20,929	3,104,608
McKesson Corp.	1,666	758,630
Viatris, Inc.	27,436	244,180
Zoetis, Inc.	10,528	1,652,896
		11,962,392
Pipelines — 0.2%
Kinder Morgan, Inc.	44,338	718,276
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,087	491,413
REITS — 4.0%
Alexandria Real Estate Equities, Inc.	3,562	331,729
American Tower Corp.	5,011	892,910
AvalonBay Communities, Inc.	3,248	538,324
Boston Properties, Inc.	3,301	176,835
Security Description	Shares or Principal Amount	Value

REITS (continued)
Camden Property Trust	2,442	$ 207,277
Crown Castle, Inc.	9,920	922,362
Digital Realty Trust, Inc.	6,924	861,069
Equinix, Inc.	2,140	1,561,430
Equity Residential	7,889	436,498
Essex Property Trust, Inc.	1,468	314,035
Extra Space Storage, Inc.	2,416	250,273
Federal Realty Investment Trust	1,678	153,017
Healthpeak Properties, Inc.	12,512	194,562
Host Hotels & Resorts, Inc.	16,276	251,952
Invitation Homes, Inc.	13,157	390,631
Iron Mountain, Inc.	2,470	145,903
Kimco Realty Corp.	14,178	254,353
Mid-America Apartment Communities, Inc.	2,669	315,342
Prologis, Inc.	21,131	2,128,948
Public Storage	1,375	328,226
Realty Income Corp.	16,211	768,077
Regency Centers Corp.	3,758	226,457
SBA Communications Corp.	1,091	227,615
Simon Property Group, Inc.	7,484	822,417
UDR, Inc.	6,933	220,539
Ventas, Inc.	9,203	390,759
VICI Properties, Inc.	9,968	278,107
Welltower, Inc.	11,864	991,949
Weyerhaeuser Co.	7,187	206,195
		14,787,791
Retail — 5.0%
Bath & Body Works, Inc.	5,236	155,247
Best Buy Co., Inc.	4,442	296,814
CarMax, Inc.†	3,619	221,085
Costco Wholesale Corp.	3,446	1,903,708
Darden Restaurants, Inc.	2,765	402,391
Domino's Pizza, Inc.	433	146,783
Genuine Parts Co.	900	115,974
Home Depot, Inc.	10,808	3,076,930
Lowe's Cos., Inc.	4,155	791,818
McDonald's Corp.	6,334	1,660,585
Ross Stores, Inc.	7,792	903,638
Starbucks Corp.	12,837	1,184,085
Target Corp.	10,557	1,169,610
TJX Cos., Inc.	9,463	833,406
Walgreens Boots Alliance, Inc.	16,388	345,459
Walmart, Inc.	32,643	5,334,193
Yum! Brands, Inc.	2,307	278,824
		18,820,550
Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	16,998	1,674,303
Analog Devices, Inc.	6,078	956,252
Broadcom, Inc.	3,776	3,177,013
Intel Corp.	95,789	3,496,299
Microchip Technology, Inc.	6,350	452,692
Micron Technology, Inc.	25,052	1,675,227
NXP Semiconductors NV	2,417	416,763
Qorvo, Inc.†	2,240	195,821
Skyworks Solutions, Inc.	3,645	316,167
Teradyne, Inc.	1,797	149,636
Texas Instruments, Inc.	7,684	1,091,205
		13,601,378
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	912	200,476

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 10.8%
Adobe, Inc.†	5,525	$ 2,939,631
Akamai Technologies, Inc.†	3,477	359,278
ANSYS, Inc.†	1,985	552,346
Autodesk, Inc.†	2,200	434,786
Broadridge Financial Solutions, Inc.	1,405	239,749
Ceridian HCM Holding, Inc.†	3,559	227,812
Electronic Arts, Inc.	1,805	223,441
Fidelity National Information Services, Inc.	13,551	665,490
Fiserv, Inc.†	4,323	491,741
Intuit, Inc.	3,010	1,489,800
Microsoft Corp.	71,373	24,131,925
MSCI, Inc.	778	366,866
Oracle Corp.	14,763	1,526,494
Paychex, Inc.	3,156	350,474
Roper Technologies, Inc.	2,441	1,192,599
Salesforce, Inc.†	22,278	4,474,091
Take-Two Interactive Software, Inc.†	3,613	483,239
Tyler Technologies, Inc.†	510	190,179
		40,339,941
Telecommunications — 3.3%
AT&T, Inc.	163,513	2,518,100
Cisco Systems, Inc.	93,205	4,858,777
Corning, Inc.	17,558	469,852
Juniper Networks, Inc.	7,350	197,862
Motorola Solutions, Inc.	1,719	478,673
T-Mobile US, Inc.†	3,788	544,942
Verizon Communications, Inc.	96,156	3,377,960
		12,446,166
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	2,983	134,682
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	1,225	100,242
Security Description	Shares or Principal Amount	Value

Transportation (continued)
CSX Corp.	23,863	$ 712,310
FedEx Corp.	5,292	1,270,609
Norfolk Southern Corp.	5,192	990,582
Union Pacific Corp.	6,970	1,447,042
United Parcel Service, Inc., Class B	16,543	2,336,699
		6,857,484
Water — 0.1%
American Water Works Co., Inc.	4,452	523,778
Total Common Stocks (cost $349,861,920)		364,025,702
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
iShares S&P 500 Value ETF (cost $10,467,695)	67,079	10,131,612
Total Long-Term Investment Securities (cost $360,329,615)		374,157,314
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.32%, 11/16/2023(2) (cost $49,889)	$ 50,000	49,890
TOTAL INVESTMENTS (cost $360,379,504)	100.0%	374,207,204
Other assets less liabilities	0.0	172,311
NET ASSETS	100.0%	$374,379,515
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2023	$680,841	$631,838	$(49,003)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$364,025,702	$—	$—	$364,025,702
Unaffiliated Investment Companies	10,131,612	—	—	10,131,612
Short-Term Investments	—	49,890	—	49,890
Total Investments at Value	$374,157,314	$49,890	$—	$374,207,204
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$49,003	$—	$—	$49,003
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	60,343	$ 4,318,749
Apparel — 0.5%
Skechers USA, Inc., Class A†	55,804	2,690,869
Auto Manufacturers — 1.7%
Tesla, Inc.†	50,409	10,124,144
Banks — 0.3%
Bank of New York Mellon Corp.	40,051	1,702,167
Beverages — 0.9%
PepsiCo, Inc.	32,623	5,326,683
Biotechnology — 1.9%
Exelixis, Inc.†	43,666	899,083
Incyte Corp.†	27,770	1,497,636
Vertex Pharmaceuticals, Inc.†	24,882	9,010,021
		11,406,740
Building Materials — 0.9%
AZEK Co., Inc.†	90,445	2,369,659
Masco Corp.	58,842	3,065,080
		5,434,739
Chemicals — 0.9%
Chemours Co.	127,435	3,072,458
RPM International, Inc.	24,747	2,258,659
		5,331,117
Commercial Services — 2.9%
Gartner, Inc.†	17,924	5,951,485
Verisk Analytics, Inc.	30,340	6,898,102
WEX, Inc.†	25,720	4,281,866
		17,131,453
Computers — 11.9%
Apple, Inc.	409,791	69,980,009
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	12,450	935,244
Diversified Financial Services — 4.4%
Ameriprise Financial, Inc.	22,278	7,007,990
Apollo Global Management, Inc.	94,327	7,304,683
LPL Financial Holdings, Inc.	13,754	3,088,048
Mastercard, Inc., Class A	9,295	3,498,173
Visa, Inc., Class A	20,768	4,882,557
		25,781,451
Electric — 1.1%
Vistra Corp.	200,909	6,573,742
Electronics — 0.1%
Amphenol Corp., Class A	7,094	571,422
Healthcare-Products — 0.8%
Align Technology, Inc.†	24,922	4,600,352
Bruker Corp.	5,520	314,640
		4,914,992
Healthcare-Services — 1.9%
IQVIA Holdings, Inc.†	33,555	6,067,751
UnitedHealth Group, Inc.	9,548	5,113,527
		11,181,278
Household Products/Wares — 0.9%
Kimberly-Clark Corp.	46,290	5,538,136
Security Description	Shares or Principal Amount	Value

Insurance — 1.2%
Equitable Holdings, Inc.	230,802	$ 6,132,409
MetLife, Inc.	12,966	778,090
		6,910,499
Internet — 22.8%
Alphabet, Inc., Class A†	197,447	24,499,224
Alphabet, Inc., Class C†	177,289	22,214,312
Amazon.com, Inc.†	305,693	40,684,681
Booking Holdings, Inc.†	3,525	9,833,199
Expedia Group, Inc.†	16,309	1,554,085
Meta Platforms, Inc., Class A†	64,312	19,375,276
Netflix, Inc.†	1,908	785,504
Palo Alto Networks, Inc.†	36,077	8,767,432
Spotify Technology SA†	39,401	6,491,709
		134,205,422
Leisure Time — 0.3%
Polaris, Inc.	18,885	1,632,042
Lodging — 0.5%
Las Vegas Sands Corp.	61,461	2,916,939
Machinery-Diversified — 1.4%
AGCO Corp.	21,709	2,489,154
Ingersoll Rand, Inc.	98,982	6,006,228
		8,495,382
Metal Fabricate/Hardware — 0.6%
Timken Co.	52,341	3,617,810
Oil & Gas — 1.1%
EOG Resources, Inc.	6,757	853,071
Phillips 66	49,280	5,621,370
		6,474,441
Pharmaceuticals — 5.7%
AbbVie, Inc.	36,863	5,204,318
Cardinal Health, Inc.	33,120	3,013,920
Cigna Group	23,720	7,334,224
Eli Lilly & Co.	13,105	7,259,253
McKesson Corp.	18,388	8,373,160
Merck & Co., Inc.	24,706	2,537,306
		33,722,181
REITS — 0.1%
Ryman Hospitality Properties, Inc.	6,729	576,002
Retail — 4.2%
Costco Wholesale Corp.	851	470,126
Home Depot, Inc.	15,780	4,492,408
O'Reilly Automotive, Inc.†	8,297	7,719,861
Ross Stores, Inc.	46,263	5,365,120
Target Corp.	60,273	6,677,646
		24,725,161
Semiconductors — 10.4%
Applied Materials, Inc.	84,299	11,156,973
Broadcom, Inc.	4,370	3,676,787
Lam Research Corp.	16,766	9,862,096
NVIDIA Corp.	76,921	31,368,384
NXP Semiconductors NV	28,970	4,995,297
		61,059,537
Software — 18.9%
Adobe, Inc.†	27,549	14,657,721
Autodesk, Inc.†	35,295	6,975,351

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A†	213,279	$ 5,609,237
Fiserv, Inc.†	13,988	1,591,135
Microsoft Corp.	211,154	71,393,279
Salesforce, Inc.†	2,389	479,783
ServiceNow, Inc.†	13,114	7,630,381
Veeva Systems, Inc., Class A†	15,361	2,960,218
		111,297,105
Transportation — 1.0%
CSX Corp.	192,170	5,736,274
Total Long-Term Investment Securities (cost $450,273,782)		590,311,730
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Sovereign — 0.2%
Federal Home Loan Mtg. Corp.
5.21%, 11/01/2023 (cost $1,454,000)	$1,454,000	$ 1,454,000
TOTAL INVESTMENTS (cost $451,727,782)	100.4%	591,765,730
Other assets less liabilities	(0.4)	(2,576,692)
NET ASSETS	100.0%	$589,189,038
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$590,311,730	$—	$—	$590,311,730
Short-Term Investments	—	1,454,000	—	1,454,000
Total Investments at Value	$590,311,730	$1,454,000	$—	$591,765,730
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	282,278	$ 12,448,460
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	11,278	8,071,300
Banks — 5.3%
Bank of America Corp.	371,924	9,796,478
Goldman Sachs Group, Inc.	38,677	11,742,724
JPMorgan Chase & Co.	152,771	21,244,335
		42,783,537
Beverages — 2.0%
Diageo PLC	208,939	7,917,794
Pernod Ricard SA	45,826	8,147,830
		16,065,624
Biotechnology — 2.0%
Vertex Pharmaceuticals, Inc.†	44,492	16,110,998
Building Materials — 2.2%
Johnson Controls International PLC	184,814	9,059,583
Masco Corp.	66,192	3,447,941
Summit Materials, Inc., Class A†	154,808	5,093,183
		17,600,707
Chemicals — 2.8%
DuPont de Nemours, Inc.	130,741	9,528,404
Linde PLC	22,569	8,624,969
PPG Industries, Inc.	34,002	4,174,426
		22,327,799
Computers — 5.4%
Apple, Inc.	193,232	32,998,228
Check Point Software Technologies, Ltd.†	78,355	10,519,159
		43,517,387
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	112,603	8,458,738
Kenvue, Inc.	385,282	7,166,245
		15,624,983
Diversified Financial Services — 5.7%
Charles Schwab Corp.	82,073	4,271,079
Mastercard, Inc., Class A	42,341	15,935,035
Nasdaq, Inc.	139,909	6,939,487
Visa, Inc., Class A	78,799	18,525,645
		45,671,246
Electric — 0.8%
Xcel Energy, Inc.	114,688	6,797,558
Electrical Components & Equipment — 2.2%
AMETEK, Inc.	56,434	7,944,214
Eaton Corp. PLC	46,478	9,663,241
		17,607,455
Electronics — 3.8%
Fortive Corp.	81,070	5,292,249
Honeywell International, Inc.	81,222	14,884,744
TE Connectivity, Ltd.	89,222	10,514,813
		30,691,806
Environmental Control — 0.7%
Waste Management, Inc.	35,266	5,795,262
Security Description	Shares or Principal Amount	Value

Food — 0.9%
Mondelez International, Inc., Class A	113,638	$ 7,523,972
Healthcare-Products — 2.4%
Agilent Technologies, Inc.	78,613	8,126,226
Medtronic PLC	164,266	11,590,609
		19,716,835
Healthcare-Services — 1.3%
ICON PLC†	43,149	10,526,630
Household Products/Wares — 0.7%
Kimberly-Clark Corp.	46,336	5,543,639
Insurance — 3.3%
Aon PLC, Class A	21,800	6,744,920
Chubb, Ltd.	54,204	11,633,262
Willis Towers Watson PLC	34,220	8,072,156
		26,450,338
Internet — 8.4%
Alphabet, Inc., Class A†	348,603	43,254,660
Alphabet, Inc., Class C†	45,947	5,757,159
Amazon.com, Inc.†	143,065	19,040,521
		68,052,340
Media — 2.0%
Cable One, Inc.	7,947	4,369,817
Comcast Corp., Class A	282,148	11,649,891
		16,019,708
Oil & Gas — 4.5%
ConocoPhillips	212,946	25,297,985
Exxon Mobil Corp.	105,837	11,202,846
		36,500,831
Packaging & Containers — 0.8%
Crown Holdings, Inc.	77,933	6,281,400
Pharmaceuticals — 8.3%
Becton Dickinson & Co.	50,501	12,765,643
Cigna Group	48,905	15,121,426
Eli Lilly & Co.	24,535	13,590,673
Johnson & Johnson	16,085	2,386,049
Merck & Co., Inc.	96,973	9,959,127
Pfizer, Inc.	203,099	6,206,705
Zoetis, Inc.	45,392	7,126,544
		67,156,167
REITS — 3.1%
American Tower Corp.	63,317	11,282,456
Equinix, Inc.	13,141	9,588,199
Rayonier, Inc.	152,383	3,846,147
		24,716,802
Retail — 4.4%
Costco Wholesale Corp.	20,300	11,214,532
Home Depot, Inc.	41,559	11,831,432
Target Corp.	69,728	7,725,165
Tractor Supply Co.	25,247	4,861,562
		35,632,691
Semiconductors — 6.9%
Analog Devices, Inc.	70,627	11,111,746
Applied Materials, Inc.	76,733	10,155,612
ASML Holding NV	11,027	6,633,397

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	47,551	$ 19,391,298
Texas Instruments, Inc.	61,828	8,780,194
		56,072,247
Software — 14.2%
Adobe, Inc.†	16,256	8,649,168
Electronic Arts, Inc.	80,827	10,005,574
Fiserv, Inc.†	99,463	11,313,916
Microsoft Corp.	218,920	74,019,041
Salesforce, Inc.†	51,693	10,381,505
		114,369,204
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.	67,206	4,769,610
Total Long-Term Investment Securities (cost $602,998,772)		800,446,536
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Sovereign — 1.0%
Federal Home Loan Bank 5.20%, 11/01/2023	$ 210,000	$ 210,000
Federal Home Loan Mtg. Corp. 5.21%, 11/01/2023	7,648,000	7,648,000
Total Short-Term Investments (cost $7,858,000)		7,858,000
TOTAL INVESTMENTS (cost $610,856,772)	100.1%	808,304,536
Other assets less liabilities	(0.1)	(657,048)
NET ASSETS	100.0%	$807,647,488
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$8,071,300	$—	$8,071,300
Beverages	—	16,065,624	—	16,065,624
Semiconductors	49,438,850	6,633,397	—	56,072,247
Other Industries	720,237,365	—	—	720,237,365
Short-Term Investments	—	7,858,000	—	7,858,000
Total Investments at Value	$769,676,215	$38,628,321	$—	$808,304,536
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.6%
Advertising — 0.6%
Omnicom Group, Inc.	37,944	$ 2,842,385
Aerospace/Defense — 1.2%
General Dynamics Corp.	7,785	1,878,598
Howmet Aerospace, Inc.	27,876	1,229,332
L3Harris Technologies, Inc.	13,847	2,484,290
		5,592,220
Agriculture — 1.5%
Altria Group, Inc.	19,858	797,696
Archer-Daniels-Midland Co.	18,867	1,350,311
Philip Morris International, Inc.	49,547	4,417,611
		6,565,618
Auto Parts & Equipment — 1.2%
Aptiv PLC†	35,069	3,058,017
Lear Corp.	17,374	2,254,450
		5,312,467
Banks — 7.5%
Bank of America Corp.	209,142	5,508,800
Goldman Sachs Group, Inc.	30,609	9,293,199
JPMorgan Chase & Co.	61,084	8,494,341
Morgan Stanley	42,141	2,984,426
Northern Trust Corp.	49,884	3,287,854
PNC Financial Services Group, Inc.	14,828	1,697,361
Truist Financial Corp.	89,631	2,541,935
		33,807,916
Beverages — 0.8%
Constellation Brands, Inc., Class A	9,451	2,212,952
Diageo PLC	39,908	1,512,323
		3,725,275
Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.†	3,936	1,425,265
Building Materials — 2.3%
Johnson Controls International PLC	98,333	4,820,284
Masco Corp.	87,238	4,544,227
Summit Materials, Inc., Class A†	25,655	844,050
		10,208,561
Chemicals — 1.8%
Axalta Coating Systems, Ltd.†	94,157	2,469,738
DuPont de Nemours, Inc.	36,823	2,683,660
PPG Industries, Inc.	22,830	2,802,839
		7,956,237
Commercial Services — 0.4%
Dun & Bradstreet Holdings, Inc.	198,654	1,740,209
Computers — 1.5%
Accenture PLC, Class A	8,344	2,478,919
Amdocs, Ltd.	21,146	1,695,064
Cognizant Technology Solutions Corp., Class A	24,945	1,608,204
Seagate Technology Holdings PLC	17,320	1,182,090
		6,964,277
Cosmetics/Personal Care — 0.5%
Kenvue, Inc.	118,801	2,209,699
Distribution/Wholesale — 0.5%
LKQ Corp.	53,339	2,342,649
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.7%
Cboe Global Markets, Inc.	14,085	$ 2,308,390
Charles Schwab Corp.	136,943	7,126,514
CME Group, Inc.	8,458	1,805,445
Invesco, Ltd.	60,061	778,991
		12,019,340
Electric — 2.9%
Dominion Energy, Inc.	24,461	986,267
Duke Energy Corp.	35,160	3,125,372
Exelon Corp.	49,907	1,943,379
National Grid PLC	115,077	1,367,608
PG&E Corp.†	183,532	2,991,572
Southern Co.	40,879	2,751,157
		13,165,355
Electrical Components & Equipment — 1.8%
Eaton Corp. PLC	39,659	8,245,503
Electronics — 0.6%
Honeywell International, Inc.	14,736	2,700,519
Food — 0.5%
Danone SA	21,366	1,272,698
J.M. Smucker Co.	6,617	753,279
		2,025,977
Hand/Machine Tools — 1.1%
Regal Rexnord Corp.	22,848	2,705,432
Stanley Black & Decker, Inc.	25,949	2,206,962
		4,912,394
Healthcare-Products — 1.2%
Boston Scientific Corp.†	32,056	1,640,947
Medtronic PLC	53,651	3,785,614
		5,426,561
Healthcare-Services — 0.5%
ICON PLC†	8,898	2,170,756
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	32,201	2,319,215
Insurance — 3.5%
Aon PLC, Class A	16,523	5,112,216
Chubb, Ltd.	22,068	4,736,234
Travelers Cos., Inc.	11,114	1,860,928
Willis Towers Watson PLC	17,475	4,122,178
		15,831,556
Internet — 1.3%
Alphabet, Inc., Class A†	39,003	4,839,492
Booking Holdings, Inc.†	385	1,073,981
		5,913,473
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	47,850	2,903,538
Media — 2.2%
Comcast Corp., Class A	206,656	8,532,826
Warner Bros. Discovery, Inc.†	124,998	1,242,480
		9,775,306
Mining — 0.2%
Glencore PLC	195,660	1,033,733
Oil & Gas — 3.8%
ConocoPhillips	55,063	6,541,485
Hess Corp.	32,315	4,666,286

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.	14,998	$ 3,584,522
Suncor Energy, Inc.	78,492	2,541,969
		17,334,262
Pharmaceuticals — 6.5%
Bayer AG	64,068	2,753,305
Becton Dickinson & Co.	5,814	1,469,663
Cigna Group	25,927	8,016,628
Johnson & Johnson	38,137	5,657,243
McKesson Corp.	9,982	4,545,404
Organon & Co.	34,290	507,149
Pfizer, Inc.	134,588	4,113,009
Roche Holding AG	9,078	2,345,277
		29,407,678
Retail — 0.4%
Target Corp.	7,594	841,339
Wendy's Co.	50,780	965,836
		1,807,175
Semiconductors — 3.0%
Analog Devices, Inc.	5,996	943,351
Applied Materials, Inc.	15,349	2,031,440
Intel Corp.	112,323	4,099,789
NXP Semiconductors NV	21,364	3,683,795
Samsung Electronics Co., Ltd. (Preference Shares)	26,433	1,055,798
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,900	1,631,259
		13,445,432
Software — 3.4%
Electronic Arts, Inc.	10,995	1,361,071
Fidelity National Information Services, Inc.	33,081	1,624,608
Fiserv, Inc.†	21,216	2,413,320
Microsoft Corp.	25,006	8,454,778
Oracle Corp.	16,337	1,689,246
		15,543,023
Telecommunications — 0.8%
T-Mobile US, Inc.†	26,089	3,753,164
Transportation — 1.0%
Union Pacific Corp.	22,768	4,726,865
Total Common Stocks (cost $221,921,644)		265,153,603
CORPORATE BONDS & NOTES — 12.4%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	191,630
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,001,537
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	428,000	409,546
5.63%, 11/17/2029	83,000	81,224
5.75%, 11/17/2032	367,000	350,631
		1,842,938
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	592,208
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	$ 165,000	$ 151,152
4.25%, 05/15/2029	195,000	174,343
		325,495
Banks — 2.5%
Bank of America Corp.
2.57%, 10/20/2032	679,000	508,532
Barclays PLC
7.44%, 11/02/2033	643,000	641,570
Deutsche Bank AG
2.31%, 11/16/2027	188,000	162,607
6.72%, 01/18/2029	485,000	476,049
7.15%, 07/13/2027	190,000	189,869
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	460,936
2.60%, 02/07/2030	722,000	579,678
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	165,722
4.70%, 03/09/2031(1)	237,000	170,273
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	774,328
2.96%, 05/13/2031	103,000	83,057
2.96%, 01/25/2033	398,000	310,080
3.11%, 04/22/2041	534,000	353,947
3.90%, 01/23/2049	199,000	137,627
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,056,163
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	520,920
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,030,860
2.94%, 01/21/2033	678,000	520,296
Northern Trust Corp.
6.13%, 11/02/2032	588,000	566,789
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	939,000
UBS Group AG
2.10%, 02/11/2032*	1,372,000	990,865
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	877,914
		11,517,082
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	129,870
8.00%, 11/15/2039	626,000	712,658
Diageo Capital PLC
2.38%, 10/24/2029	499,000	416,265
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	55,684
		1,314,477
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	32,963
Masco Corp.
2.00%, 02/15/2031	787,000	590,031
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	69,117
		692,111

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	$ 318,000	$ 241,671
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	675,000	603,962
ERAC USA Finance LLC
7.00%, 10/15/2037*	258,000	268,363
Experian Finance PLC
4.25%, 02/01/2029*	336,000	310,743
Global Payments, Inc.
1.20%, 03/01/2026	438,000	390,522
2.90%, 11/15/2031	531,000	406,028
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	365,215
5.75%, 04/01/2033	321,000	307,631
		2,652,464
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	633,438
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	149,531
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	231,277
3.65%, 07/21/2027	150,000	134,655
Air Lease Corp.
2.20%, 01/15/2027	301,000	263,838
2.88%, 01/15/2032	396,000	301,328
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	323,216
3.25%, 02/15/2027*	466,000	410,301
4.38%, 05/01/2026*	141,000	131,429
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	845,430
3.75%, 03/09/2027	359,000	324,181
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	765,840
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	356,358
LPL Holdings, Inc.
4.38%, 05/15/2031*	546,000	457,291
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	136,056
Raymond James Financial, Inc.
4.95%, 07/15/2046	271,000	214,451
		5,045,182
Electric — 1.0%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	274,421
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	85,435
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	319,672
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	819,193
Duke Energy Corp.
2.65%, 09/01/2026	66,000	60,485
4.50%, 08/15/2032	674,000	588,717
Electricite de France SA
6.90%, 05/23/2053*	200,000	186,067
Security Description	Shares or Principal Amount	Value

Electric (continued)
Exelon Corp.
4.05%, 04/15/2030	$ 357,000	$ 315,352
FirstEnergy Corp.
3.40%, 03/01/2050	211,000	127,604
Georgia Power Co.
3.70%, 01/30/2050	30,000	19,715
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	149,541
4.30%, 01/15/2026*	276,000	265,123
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	407,940
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	85,520
2.50%, 02/01/2031	413,000	306,163
3.00%, 06/15/2028	298,000	252,209
3.30%, 08/01/2040	195,000	118,318
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	174,466
		4,555,941
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	453,327
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	654,000	484,436
5.14%, 03/15/2052	347,000	245,543
		729,979
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	135,280
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,203,284
		1,338,564
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	51,447
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	187,531
NiSource, Inc.
2.95%, 09/01/2029	272,000	231,481
5.65%, 02/01/2045	89,000	77,177
		547,636
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	161,144
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	276,362
		437,506
Healthcare-Services — 0.4%
Adventist Health System/West
5.43%, 03/01/2032	568,000	537,827
HCA, Inc.
4.13%, 06/15/2029	255,000	226,331
4.38%, 03/15/2042	268,000	193,144
5.13%, 06/15/2039	450,000	370,174
Humana, Inc.
5.88%, 03/01/2033	260,000	252,082

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	$ 309,000	$ 239,764
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	22,990
4.26%, 11/01/2047	257,000	182,491
		2,024,803
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	504,776
Aon Corp.
3.75%, 05/02/2029	422,000	377,293
4.50%, 12/15/2028	441,000	412,871
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	385,582
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	670,000	619,034
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	145,373
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	914,074
		3,359,003
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	282,299
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	145,050
Marriott International, Inc.
2.75%, 10/15/2033	340,000	248,985
2.85%, 04/15/2031	2,000	1,572
4.63%, 06/15/2030	420,000	378,940
		774,547
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	86,266
4.20%, 01/15/2024	349,000	347,490
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	160,845
4.70%, 09/15/2028	434,000	404,661
		999,262
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	267,842
5.25%, 04/01/2053	375,000	265,952
5.38%, 05/01/2047	90,000	65,092
6.38%, 10/23/2035	224,000	202,453
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	210,476
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	446,533
		1,458,348
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	809,208
3.88%, 03/16/2029*	200,000	177,140
5.63%, 04/01/2030*	422,000	400,322
Security Description	Shares or Principal Amount	Value

Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 359,000	$ 278,862
2.85%, 04/27/2031*	150,000	116,443
		1,781,975
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	717,943
Eni SpA
4.75%, 09/12/2028*	762,000	719,602
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	151,904
Phillips 66
2.15%, 12/15/2030	635,000	490,555
Valero Energy Corp.
6.63%, 06/15/2037	450,000	441,884
		2,521,888
Pharmaceuticals — 0.0%
Cigna Group
3.20%, 03/15/2040	102,000	69,149
Pipelines — 0.5%
Energy Transfer LP
5.75%, 02/15/2033	489,000	458,412
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	419,764
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	336,234
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	96,874
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	161,970
Targa Resources Corp.
4.20%, 02/01/2033	162,000	134,276
6.13%, 03/15/2033	499,000	477,914
		2,085,444
REITS — 0.8%
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	903,449
Boston Properties LP
2.55%, 04/01/2032	279,000	193,549
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	303,937
4.13%, 05/15/2029	36,000	31,523
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	494,546
Equinix, Inc.
1.80%, 07/15/2027	382,000	326,963
2.50%, 05/15/2031	480,000	366,454
2.63%, 11/18/2024	603,000	582,228
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	302,340
Realty Income Corp.
3.25%, 01/15/2031	105,000	86,039
		3,591,028
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	286,209
Genuine Parts Co.
2.75%, 02/01/2032	802,000	604,794
		891,003

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	$ 288,000	$ 245,088
4.93%, 05/15/2037*	149,000	124,180
		369,268
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	118,461
Oracle Corp.
4.90%, 02/06/2033	165,000	148,170
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	217,801
		484,432
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	913,943
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	341,933
4.50%, 04/15/2050	477,000	347,991
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	187,920
4.81%, 03/15/2039	400,000	331,488
Vodafone Group PLC
5.63%, 02/10/2053	167,000	140,459
		2,263,734
Total Corporate Bonds & Notes (cost $66,748,008)		56,067,832
ASSET BACKED SECURITIES — 3.8%
Auto Loan Receivables — 0.5%
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	108,372	108,224
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	246,416
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	123,186
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	1,105,090	1,094,868
Series 2023-3, Class A2 6.40%, 03/20/2030*	301,000	301,935
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	193,734	193,117
Series 2023-2A, Class A2 6.37%, 06/15/2028*	86,000	85,907
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	101,331	100,749
		2,254,402
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 7.04%, (TSFR1M+1.60%), 12/28/2040*	73,201	111,448
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	15,206	14,835
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.98%, 12/25/2035(2)	$ 11,437	$ 457
		126,740
Other Asset Backed Securities — 3.3%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 7.20%, (TSFR1M+1.75%), 01/15/2037*	397,000	387,202
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 7.21%, (TSFR3M+1.55%), 01/15/2030*	553,817	548,705
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.65%, (TSFR1M+1.20%), 12/15/2035*	488,500	480,659
Series 2021-FL3, Class B 7.05%, (TSFR1M+1.60%), 08/15/2034*	383,500	367,624
Series 2022-FL1, Class B 7.42%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,062,851
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 7.17%, (TSFR3M+1.75%), 10/20/2036*	293,336	291,172
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.75%, (TSFR1M+1.30%), 03/15/2036*	1,118,500	1,073,908
Series 2022-FL8, Class B 7.37%, (SOFR30A+2.05%), 02/15/2037*	392,500	379,168
Series 2021-FL7, Class B 7.50%, (TSFR1M+2.05%), 12/15/2038*	182,000	176,541
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	178,307	162,533
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 6.75%, (TSFR1M+1.41%), 02/15/2038*	509,000	500,252
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.34%, (TSFR3M+1.96%), 11/07/2030*	795,089	785,119
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 6.88%, (TSFR3M+1.22%), 01/15/2029*	126,875	126,577
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.68%, (TSFR3M+1.02%), 04/15/2031*	852,401	847,754
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.56%, (TSFR3M+0.90%), 04/15/2029*	303,985	302,005
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	100,000	99,490
LCCM Trust FRS
Series 2021-FL2, Class B 7.35%, (TSFR1M+1.90%), 12/13/2038*	494,000	471,844
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.20%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,224,487
MF1 LLC FRS
Series 2023-FL12, Class A 7.37%, (TSFR1M+2.07%), 10/19/2038*	368,500	366,671
MF1, Ltd. FRS
Series 2020-FL4, Class A 7.15%, (TSFR1M+1.81%), 11/15/2035*	182,508	182,153

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2022-FL8, Class B 7.28%, (SOFR30A+1.95%), 02/19/2037*	$ 486,092	$ 470,213
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.30%, (TSFR3M+1.91%), 01/29/2030*	895,236	887,201
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 7.01%, (TSFR3M+1.35%), 10/15/2029*	371,566	363,196
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.82%, (TSFR3M+1.16%), 07/15/2034*	385,000	382,373
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.42%, (TSFR3M+2.01%), 04/22/2030*	1,102,426	1,080,854
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	529,023
STWD, Ltd. FRS
Series 2022-FL3, Class AS 7.12%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,077,382
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.11%, (TSFR3M+1.71%), 10/15/2030*	425,864	414,978
		15,041,935
Total Asset Backed Securities (cost $17,769,320)		17,423,077
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Commercial and Residential — 2.4%
AREIT Trust FRS
Series 2019-CRE3, Class AS 6.75%, (TSFR1M+1.41%), 09/14/2036*	545,649	538,283
Series 2022-CRE6, Class B 7.17%, (SOFR30A+1.85%), 01/20/2037*	668,000	652,035
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	406,393
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	30,521
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.75%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,104,447
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	784,310
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	445,593
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	835,594
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	603,237
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	973,224
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.65%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,199,503
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	$ 324,355	$ 292,527
PFP, Ltd. FRS
Series 2021-7, Class AS 6.60%, (TSFR1M+1.15%), 04/14/2038*	727,658	718,267
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 6.44%, (TSFR1M+1.00%), 04/25/2038*	239,767	237,715
Series 2021-FL7, Class B 7.24%, (TSFR1M+1.80%), 11/25/2036*	240,000	232,317
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.65%, (TSFR1M+1.20%), 03/15/2038*	910,571	888,224
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	853,531
		10,795,721
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	320,000	309,833
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	25,685
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	19,435
Series K729, Class XAM 0.27%, 11/25/2024(2)(3)	3,013,000	9,637
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	21,589
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,221,104	21,125
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	25,491
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,621,752	29,606
Series K728, Class XAM 0.32%, 08/25/2024(2)(3)	2,996,000	11,197
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,992,107	22,272
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	23,571
Series K127, Class X1 0.33%, 01/25/2031(2)(3)	1,118,300	19,604
Series K729, Class X1 0.34%, 10/25/2024(2)(3)	3,462,549	7,062
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	39,167
Series K072, Class X1 0.37%, 12/25/2027(2)(3)	3,406,629	44,450
Series K728, Class X1 0.39%, 08/25/2024(2)(3)	4,267,562	13,173
Series K068, Class X1 0.42%, 08/25/2027(2)(3)	1,260,477	17,217
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	49,165
Series K727, Class XAM 0.51%, 07/25/2024(2)(3)	2,786,000	10,375

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	$ 354,135	$ 10,960
Series K128, Class X1 0.52%, 03/25/2031(2)(3)	900,904	25,953
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	36,893
Series K067, Class X1 0.57%, 07/25/2027(2)(3)	2,286,546	40,080
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	92,554
Series K727, Class X1 0.60%, 07/25/2024(2)(3)	768,860	1,986
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	60,864
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	16,987
Series K066, Class X1 0.75%, 06/25/2027(2)(3)	881,423	19,219
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	21,004
Series K132, Class XAM 0.86%, 09/25/2031(2)(3)	334,404	17,434
Series K726, Class X1 0.91%, 04/25/2024(2)(3)	779,067	1,614
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	16,873
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	14,996
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	17,199
Series K097, Class X1 1.09%, 07/25/2029(2)(3)	163,489	8,094
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,026,867	53,608
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	10,357
Series K129, Class XAM 1.22%, 05/25/2031(2)(3)	173,114	12,474
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	19,647
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	21,424
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	23,497
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	18,904
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	63,647
Series K110, Class XAM 1.87%, 04/25/2030(2)(3)	547,569	52,391
Series K728, Class A2 3.06%, 08/25/2024(2)	132,797	129,942
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	50,949	2,778
Series 4474, Class HJ 3.00%, 07/15/2039	21,459	19,343
Series 4096, Class DZ 3.50%, 08/15/2042	105,566	92,313
Series 4471, Class PI 4.50%, 12/15/2040(3)	6,481	523
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 3629, Class CZ 5.00%, 01/15/2040	$ 29,309	$ 28,264
Series 3845, Class AI 5.50%, 02/15/2036(3)	10,378	1,660
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	81,082	72,262
Series 2019-4, Class MV 3.00%, 02/25/2059	61,087	49,609
Series 2022-1, Class MTU 3.25%, 11/25/2061	129,483	103,145
Series 2019-2, Class MA 3.50%, 08/25/2058	4,410	4,007
Series 2019-2, Class MV 3.50%, 08/25/2058	41,484	35,557
Series 2019-3, Class MA 3.50%, 10/25/2058	47,003	43,007
Series 2019-3, Class MV 3.50%, 10/25/2058	58,791	50,902
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	5,611	5,407
Series 2016-19, Class AD 2.00%, 04/25/2046	31,862	27,684
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	42,318	3,587
Series 2010-43, Class AH 3.25%, 05/25/2040	14,854	13,032
Series 2010-113, Class GB 4.00%, 10/25/2040	21,885	20,390
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	56,654	10,531
Series 2005-18, Class EC 5.00%, 03/25/2025	1,880	1,854
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	28,582	26,326
Series 2022-159, Class MV 4.50%, 10/20/2033	80,321	75,610
Series 2012-12, Class KN 4.50%, 09/20/2041	17,959	16,859
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.58%, 02/16/2059(2)(3)	462,192	15,517
		2,248,422
Total Collateralized Mortgage Obligations (cost $13,987,154)		13,044,143
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.1%
U.S. Government — 8.3%
United States Treasury Bonds
1.88%, 11/15/2051	800,000	417,250
2.25%, 02/15/2052	3,400,000	1,956,992
2.38%, 02/15/2042 to 11/15/2049	13,880,000	8,642,453
2.50%, 02/15/2045	3,429,000	2,212,911
4.00%, 11/15/2042 to 11/15/2052	1,700,000	1,427,914
United States Treasury Notes
0.38%, 11/30/2025(4)	8,750,000	7,949,854
2.50%, 03/31/2027	4,900,000	4,538,434
3.88%, 12/31/2027	4,800,000	4,622,625

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.63%, 06/30/2025	$ 2,800,000	$ 2,776,156
4.75%, 07/31/2025	3,100,000	3,079,777
		37,624,366
U.S. Government Agency — 12.8%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	834,225	581,188
2.00%, 03/01/2037 to 05/01/2052	8,243,622	6,416,445
2.50%, 05/01/2037 to 09/01/2052	5,608,474	4,324,954
3.00%, 01/01/2038 to 07/01/2052	3,206,338	2,626,572
3.50%, 11/01/2037 to 05/01/2052	1,608,162	1,379,979
4.00%, 08/01/2037 to 10/01/2052	939,258	826,077
4.50%, 08/01/2024 to 10/01/2052	1,106,292	1,003,978
5.00%, 09/01/2033 to 06/01/2053	1,564,312	1,452,195
5.50%, 12/01/2033 to 04/01/2053	229,622	221,526
6.00%, 04/01/2034 to 06/01/2037	164,961	164,823
6.50%, 05/01/2034 to 07/01/2037	53,506	53,971
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	544,945	380,685
2.00%, 10/01/2036 to 03/01/2052	6,884,937	5,206,062
2.50%, 11/01/2031 to 06/01/2052	6,789,641	5,334,345
3.00%, 11/01/2028 to 12/01/2052	3,602,386	2,962,768
3.50%, 04/01/2038 to 05/01/2052	2,552,945	2,206,676
4.00%, 09/01/2040 to 11/01/2052	1,855,205	1,641,045
4.50%, 08/01/2033 to 09/01/2052	1,018,565	941,710
5.00%, 03/01/2026 to 07/01/2053	480,138	456,689
5.50%, 02/01/2033 to 11/01/2052	2,072,798	1,991,046
6.00%, 04/01/2034 to 02/01/2053	484,249	481,613
6.50%, 06/01/2031 to 07/01/2037	113,054	114,213
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 05/20/2052	1,633,397	1,260,737
2.50%, 08/20/2051 to 04/20/2052	3,282,566	2,616,742
3.00%, 04/20/2045 to 11/20/2052	2,267,270	1,881,579
3.50%, 12/15/2041 to 10/20/2052	1,916,533	1,648,678
4.00%, 01/20/2041 to 10/20/2052	1,081,371	957,233
4.50%, 07/20/2033 to 12/20/2052	2,431,058	2,206,147
5.00%, 07/20/2033 to 05/20/2053	1,857,002	1,729,965
5.50%, 11/15/2032 to 06/20/2053	1,375,880	1,320,285
6.00%, 09/15/2032 to 01/15/2038	190,369	192,223
6.00%, November 30 TBA	350,000	342,886
6.50%, November 30 TBA	475,000	473,903
Small Business Administration
Series 2004-20D, Class 1 4.77%, 04/01/2024	1,263	1,252
Series 2005-20C, Class 1 4.95%, 03/01/2025	10,239	10,170
Series 2004-20I, Class 1 4.99%, 09/01/2024	3,234	3,197
Series 2004-20E, Class 1 5.18%, 05/01/2024	3,664	3,645
Series 2004-20F, Class 1 5.52%, 06/01/2024	3,686	3,676
Uniform Mtg. Backed Securities
2.00%, November 15 TBA	50,000	42,336
2.00%, November 30 TBA	75,000	55,066
2.50%, November 15 TBA	150,000	130,682
2.50%, November 30 TBA	1,400,000	1,073,844
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, November 30 TBA	$ 1,175,000	$ 1,114,414
6.00%, November 30 TBA	75,000	72,978
		57,910,198
Total U.S. Government & Agency Obligations (cost $111,514,378)		95,534,564
MUNICIPAL SECURITIES — 0.3%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	167,709
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	758,907
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	640,000	569,857
Total Municipal Securities (cost $1,553,617)		1,496,473
Total Long-Term Investment Securities (cost $433,494,121)		448,719,692
SHORT-TERM INVESTMENTS — 1.5%
Sovereign — 1.5%
Federal Home Loan Bank 5.20%, 11/01/2023	222,000	222,000
Federal Home Loan Mtg. Corp. 5.21%, 11/01/2023	6,335,000	6,335,000
Total Short-Term Investments (cost $6,557,000)		6,557,000
TOTAL INVESTMENTS (cost $440,051,121)	100.6%	455,276,692
Other assets less liabilities	(0.6)	(2,530,317)
NET ASSETS	100.0%	$452,746,375
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $34,543,428 representing 7.6% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	$5,040,552	$4,788,438	$252,114
						Unrealized (Depreciation)
124	Long	U.S. Treasury 5 Year Notes	December 2023	$13,162,460	$12,955,094	$(207,366)
21	Long	U.S. Treasury Ultra Bonds	December 2023	2,678,410	2,363,813	(314,597)
						$(521,963)
		Net Unrealized Appreciation (Depreciation)				$(269,849)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$2,212,952	$1,512,323	$—	$3,725,275
Electric	11,797,747	1,367,608	—	13,165,355
Food	753,279	1,272,698	—	2,025,977
Household Products/Wares	—	2,319,215	—	2,319,215
Mining	—	1,033,733	—	1,033,733
Pharmaceuticals	24,309,096	5,098,582	—	29,407,678
Semiconductors	12,389,634	1,055,798	—	13,445,432
Other Industries	200,030,938	—	—	200,030,938
Corporate Bonds & Notes	—	56,067,832	—	56,067,832
Asset Backed Securities	—	17,423,077	—	17,423,077
Collateralized Mortgage Obligations	—	13,044,143	—	13,044,143
U.S. Government & Agency Obligations	—	95,534,564	—	95,534,564
Municipal Securities	—	1,496,473	—	1,496,473
Short-Term Investments	—	6,557,000	—	6,557,000
Total Investments at Value	$251,493,646	$203,783,046	$—	$455,276,692
Other Financial Instruments:†
Futures Contracts	$252,114	$—	$—	$252,114
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$521,963	$—	$—	$521,963
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,644	$ 1,320,894
Hexcel Corp.	14,651	907,190
		2,228,084
Agriculture — 0.3%
Darling Ingredients, Inc.†	27,664	1,225,239
Apparel — 2.1%
Capri Holdings, Ltd.†	20,132	1,030,356
Carter's, Inc.	6,462	433,988
Columbia Sportswear Co.	6,064	447,523
Crocs, Inc.†	10,692	955,010
Deckers Outdoor Corp.†	4,533	2,706,473
PVH Corp.	10,878	808,779
Skechers USA, Inc., Class A†	23,306	1,123,815
Under Armour, Inc., Class A†	32,731	224,207
Under Armour, Inc., Class C†	34,685	223,025
		7,953,176
Auto Parts & Equipment — 1.5%
Adient PLC†	16,245	547,294
Autoliv, Inc.	13,180	1,207,947
Fox Factory Holding Corp.†	7,349	598,723
Gentex Corp.	40,490	1,161,253
Goodyear Tire & Rubber Co.†	49,170	585,123
Lear Corp.	10,190	1,322,254
Visteon Corp.†	4,891	563,101
		5,985,695
Banks — 4.7%
Associated Banc-Corp	26,178	424,345
Bank OZK	18,251	653,568
Cadence Bank	31,676	670,898
Columbia Banking System, Inc.	36,177	711,602
Commerce Bancshares, Inc.	19,683	863,296
Cullen/Frost Bankers, Inc.	11,122	1,011,991
East West Bancorp, Inc.	24,541	1,315,888
First Financial Bankshares, Inc.	22,283	535,906
First Horizon Corp.	96,908	1,041,761
FNB Corp.	62,238	665,324
Glacier Bancorp, Inc.	19,232	580,614
Hancock Whitney Corp.	14,939	514,350
Home BancShares, Inc.	32,678	668,265
International Bancshares Corp.	9,256	405,691
Old National Bancorp	50,750	695,275
Pinnacle Financial Partners, Inc.	13,314	830,261
Prosperity Bancshares, Inc.	16,256	886,602
SouthState Corp.	13,183	871,396
Synovus Financial Corp.	25,353	660,953
Texas Capital Bancshares, Inc.†	8,326	458,430
UMB Financial Corp.	7,574	475,041
United Bankshares, Inc.	23,405	665,638
Valley National Bancorp	73,962	575,424
Webster Financial Corp.	30,051	1,141,037
Wintrust Financial Corp.	10,617	792,984
		18,116,540
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,640	547,678
Celsius Holdings, Inc.†	8,536	1,298,240
Coca-Cola Consolidated, Inc.	813	517,402
		2,363,320
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	18,593	$ 457,202
Exelixis, Inc.†	55,224	1,137,062
Halozyme Therapeutics, Inc.†	22,882	775,014
United Therapeutics Corp.†	8,141	1,814,303
		4,183,581
Building Materials — 3.4%
Builders FirstSource, Inc.†	21,688	2,353,582
Eagle Materials, Inc.	6,146	945,931
Fortune Brands Innovations, Inc.	22,010	1,228,158
Knife River Corp.†	8,830	444,326
Lennox International, Inc.	5,544	2,054,274
Louisiana-Pacific Corp.	11,131	570,798
MDU Resources Group, Inc.	35,321	657,324
Owens Corning	15,582	1,766,531
Simpson Manufacturing Co., Inc.	7,402	985,798
Trex Co., Inc.†	18,830	1,058,434
UFP Industries, Inc.	10,731	1,021,269
		13,086,425
Chemicals — 2.2%
Ashland, Inc.	8,888	681,087
Avient Corp.	15,798	499,533
Axalta Coating Systems, Ltd.†	38,455	1,008,675
Cabot Corp.	9,702	644,989
Chemours Co.	25,684	619,241
NewMarket Corp.	1,198	577,616
Olin Corp.	21,825	932,364
RPM International, Inc.	22,384	2,042,988
Valvoline, Inc.	24,051	713,593
Westlake Corp.	5,537	638,748
		8,358,834
Commercial Services — 3.3%
Avis Budget Group, Inc.†	3,427	557,916
Brink's Co.	8,053	538,424
Euronet Worldwide, Inc.†	8,183	628,782
FTI Consulting, Inc.†	5,902	1,252,758
Graham Holdings Co., Class B	639	369,802
Grand Canyon Education, Inc.†	5,173	612,121
H&R Block, Inc.	26,414	1,084,295
Hertz Global Holdings, Inc.†	23,215	195,702
Insperity, Inc.	6,285	665,204
ManpowerGroup, Inc.	8,600	601,742
Morningstar, Inc.	4,513	1,142,872
Paylocity Holding Corp.†	7,469	1,339,939
Progyny, Inc.†	14,397	444,291
R1 RCM, Inc.†	34,155	402,687
Service Corp. International	26,166	1,423,954
Vestis Corp.†	22,640	346,166
WEX, Inc.†	7,450	1,240,276
		12,846,931
Computers — 3.0%
ASGN, Inc.†	8,395	700,647
CACI International, Inc., Class A†	3,955	1,284,426
Crane NXT Co.	8,374	435,448
ExlService Holdings, Inc.†	28,745	750,532
Genpact, Ltd.	28,934	970,446
KBR, Inc.	23,401	1,360,768
Kyndryl Holdings, Inc.†	39,702	580,840
Lumentum Holdings, Inc.†	11,916	467,226
Maximus, Inc.	10,543	787,773
NCR Voyix Corp.†	23,217	354,988

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Qualys, Inc.†	6,368	$ 973,986
Science Applications International Corp.	9,311	1,017,134
Super Micro Computer, Inc.†	7,921	1,896,842
		11,581,056
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	62,126	582,121
Distribution/Wholesale — 0.8%
Watsco, Inc.	5,817	2,029,493
WESCO International, Inc.	7,666	982,781
		3,012,274
Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.	6,079	746,258
Ally Financial, Inc.	47,085	1,138,986
Evercore, Inc., Class A	6,046	787,068
Federated Hermes, Inc.	15,313	485,422
Interactive Brokers Group, Inc., Class A	18,555	1,485,699
Janus Henderson Group PLC	22,987	530,310
Jefferies Financial Group, Inc.	30,655	986,478
SEI Investments Co.	17,448	936,260
SLM Corp.	39,214	509,782
Stifel Financial Corp.	18,117	1,032,669
Voya Financial, Inc.	18,348	1,225,096
Western Union Co.	64,964	733,444
		10,597,472
Electric — 1.9%
ALLETE, Inc.	9,956	533,044
Black Hills Corp.	11,641	562,842
IDACORP, Inc.	8,779	831,459
Northwestern Energy Group, Inc.	10,414	499,976
OGE Energy Corp.	34,740	1,188,108
Ormat Technologies, Inc.	9,302	572,445
PNM Resources, Inc.	14,888	629,167
Portland General Electric Co.	17,535	701,751
Vistra Corp.	59,930	1,960,910
		7,479,702
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	5,410	876,258
Belden, Inc.	7,337	520,193
EnerSys	7,118	609,158
Littelfuse, Inc.	4,318	935,581
Novanta, Inc.†	6,211	820,225
Universal Display Corp.	7,555	1,051,505
		4,812,920
Electronics — 2.8%
Arrow Electronics, Inc.†	9,655	1,094,974
Avnet, Inc.	15,853	734,469
Coherent Corp.†	22,572	668,131
Jabil, Inc.	22,702	2,787,806
nVent Electric PLC	28,754	1,383,930
Sensata Technologies Holding PLC	26,438	842,843
TD SYNNEX Corp.	8,998	824,937
Vishay Intertechnology, Inc.	22,019	489,703
Vontier Corp.	26,840	793,390
Woodward, Inc.	10,480	1,306,856
		10,927,039
Energy-Alternate Sources — 0.1%
Sunrun, Inc.†	37,671	363,525
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 1.8%
AECOM	24,063	$ 1,842,023
Arcosa, Inc.	1	69
EMCOR Group, Inc.	8,176	1,689,570
Exponent, Inc.	8,820	646,418
Fluor Corp.†	24,867	827,822
MasTec, Inc.†	10,484	623,169
TopBuild Corp.†	5,508	1,260,010
		6,889,081
Entertainment — 1.5%
Churchill Downs, Inc.	11,817	1,297,979
Light & Wonder, Inc.†	15,805	1,155,504
Marriott Vacations Worldwide Corp.	5,883	528,646
Penn Entertainment, Inc.†	26,198	516,887
TKO Group Holdings, Inc.	9,088	745,034
Vail Resorts, Inc.	6,687	1,419,316
		5,663,366
Environmental Control — 0.9%
Clean Harbors, Inc.†	8,735	1,342,307
Stericycle, Inc.†	16,048	661,820
Tetra Tech, Inc.	9,236	1,393,805
		3,397,932
Food — 2.0%
Flowers Foods, Inc.	33,355	731,475
Grocery Outlet Holding Corp.†	17,133	474,070
Ingredion, Inc.	11,472	1,073,550
Lancaster Colony Corp.	3,533	597,677
Performance Food Group Co.†	27,084	1,564,372
Pilgrim's Pride Corp.†	6,982	178,041
Post Holdings, Inc.†	8,813	707,508
Sprouts Farmers Market, Inc.†	17,693	743,460
US Foods Holding Corp.†	39,400	1,534,236
		7,604,389
Food Service — 0.3%
Aramark	45,280	1,219,390
Gas — 1.0%
National Fuel Gas Co.	15,926	811,430
New Jersey Resources Corp.	16,922	686,695
ONE Gas, Inc.	9,618	580,927
Southwest Gas Holdings, Inc.	10,414	610,364
Spire, Inc.	9,124	507,568
UGI Corp.	36,335	755,768
		3,952,752
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	9,958	1,740,658
MSA Safety, Inc.	6,408	1,011,695
Regal Rexnord Corp.	11,502	1,361,952
		4,114,305
Healthcare-Products — 3.3%
Azenta, Inc.†	10,434	474,225
Bruker Corp.	17,066	972,762
Enovis Corp.†	8,609	395,153
Envista Holdings Corp.†	28,416	661,240
Globus Medical, Inc., Class A†	20,358	930,564
Haemonetics Corp.†	8,796	749,683
ICU Medical, Inc.†	3,517	344,877
Inari Medical, Inc.†	8,854	537,526
Integra LifeSciences Holdings Corp.†	12,284	441,733
Lantheus Holdings, Inc.†	11,870	766,802

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
LivaNova PLC†	9,346	$ 458,421
Masimo Corp.†	7,696	624,377
Neogen Corp.†	34,133	508,240
Patterson Cos., Inc.	14,760	449,590
Penumbra, Inc.†	6,667	1,274,397
QuidelOrtho Corp.†	8,573	523,639
Repligen Corp.†	8,994	1,210,233
Shockwave Medical, Inc.†	6,374	1,314,701
		12,638,163
Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.†	15,987	1,175,204
Amedisys, Inc.†	5,660	517,833
Chemed Corp.	2,615	1,471,330
Encompass Health Corp.	17,385	1,087,606
HealthEquity, Inc.†	14,825	1,062,656
Medpace Holdings, Inc.†	4,029	977,717
Sotera Health Co.†	17,157	217,208
Tenet Healthcare Corp.†	17,611	945,711
		7,455,265
Home Builders — 0.9%
KB Home	13,479	595,772
Taylor Morrison Home Corp.†	18,984	727,467
Thor Industries, Inc.	9,246	813,000
Toll Brothers, Inc.	18,966	1,341,086
		3,477,325
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	10,330	836,110
Leggett & Platt, Inc.	23,103	541,303
Tempur Sealy International, Inc.	29,861	1,192,350
		2,569,763
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,180	410,978
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,208	320,323
Insurance — 5.2%
American Financial Group, Inc.	11,481	1,255,562
Brighthouse Financial, Inc.†	11,361	514,653
CNO Financial Group, Inc.	19,600	454,328
Erie Indemnity Co., Class A	4,326	1,194,798
Essent Group, Ltd.	18,557	876,633
Fidelity National Financial, Inc.	44,849	1,753,147
First American Financial Corp.	17,880	919,747
Hanover Insurance Group, Inc.	6,202	726,936
Kemper Corp.	10,444	416,507
Kinsale Capital Group, Inc.	3,817	1,274,535
MGIC Investment Corp.	48,969	824,638
Old Republic International Corp.	45,916	1,257,180
Primerica, Inc.	6,204	1,185,957
Reinsurance Group of America, Inc.	11,485	1,716,663
RenaissanceRe Holdings, Ltd.	8,878	1,949,520
RLI Corp.	6,960	927,350
Selective Insurance Group, Inc.	10,505	1,093,676
Unum Group	31,896	1,559,714
		19,901,544
Security Description	Shares or Principal Amount	Value

Internet — 0.6%
GoDaddy, Inc., Class A†	25,465	$ 1,864,802
Ziff Davis, Inc.†	8,063	487,489
		2,352,291
Iron/Steel — 1.6%
Cleveland-Cliffs, Inc.†	88,232	1,480,533
Commercial Metals Co.	20,257	856,668
Reliance Steel & Aluminum Co.	10,157	2,583,738
United States Steel Corp.	38,674	1,310,662
		6,231,601
Leisure Time — 1.0%
Brunswick Corp.	12,113	841,490
Harley-Davidson, Inc.	22,364	600,473
Planet Fitness, Inc., Class A†	14,667	810,645
Polaris, Inc.	9,243	798,780
Topgolf Callaway Brands Corp.†	24,789	302,922
YETI Holdings, Inc.†	15,045	639,714
		3,994,024
Lodging — 1.0%
Boyd Gaming Corp.	12,317	680,514
Choice Hotels International, Inc.	4,369	482,775
Hilton Grand Vacations, Inc.†	12,598	452,898
Hyatt Hotels Corp., Class A	7,964	815,832
Travel & Leisure Co.	12,822	436,333
Wyndham Hotels & Resorts, Inc.	14,615	1,058,126
		3,926,478
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	15,865	1,178,452
Oshkosh Corp.	11,327	993,718
Terex Corp.	11,691	535,448
		2,707,618
Machinery-Diversified — 2.8%
AGCO Corp.	10,780	1,236,035
Chart Industries, Inc.†	7,280	846,154
Cognex Corp.	29,885	1,075,561
Crane Co.	8,469	824,288
Esab Corp.	9,825	621,923
Flowserve Corp.	22,758	835,674
Graco, Inc.	29,312	2,179,347
Middleby Corp.†	9,298	1,049,465
Toro Co.	18,023	1,456,979
Watts Water Technologies, Inc., Class A	4,749	821,625
		10,947,051
Media — 0.7%
Cable One, Inc.	790	434,397
New York Times Co., Class A	28,369	1,143,554
Nexstar Media Group, Inc.	5,781	809,803
TEGNA, Inc.	34,954	507,183
		2,894,937
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	12,011	1,283,135
RBC Bearings, Inc.†	5,040	1,107,994
Timken Co.	11,336	783,544
Valmont Industries, Inc.	3,645	717,737
Worthington Industries, Inc.	5,284	325,600
		4,218,010

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.6%
Alcoa Corp.	30,953	$ 793,635
MP Materials Corp.†	24,959	409,328
Royal Gold, Inc.	11,394	1,188,736
		2,391,699
Miscellaneous Manufacturing — 1.2%
Carlisle Cos., Inc.	8,659	2,200,165
Donaldson Co., Inc.	21,030	1,212,590
ITT, Inc.	14,240	1,329,304
		4,742,059
Oil & Gas — 4.8%
Antero Resources Corp.†	48,976	1,441,853
Chesapeake Energy Corp.	19,514	1,679,765
Chord Energy Corp.	7,204	1,190,965
Civitas Resources, Inc.	14,799	1,116,289
CNX Resources Corp.†	28,006	608,290
HF Sinclair Corp.	25,228	1,397,127
Matador Resources Co.	19,220	1,185,682
Murphy Oil Corp.	25,731	1,154,550
Ovintiv, Inc.	44,015	2,112,720
PBF Energy, Inc., Class A	19,080	906,872
Permian Resources Corp.	63,732	928,575
Range Resources Corp.	41,863	1,500,370
Southwestern Energy Co.†	191,051	1,362,194
Valaris, Ltd.†	11,037	728,884
Weatherford International PLC†	12,502	1,163,811
		18,477,947
Oil & Gas Services — 0.6%
ChampionX Corp.	34,098	1,050,218
NOV, Inc.	68,301	1,363,288
		2,413,506
Packaging & Containers — 1.8%
AptarGroup, Inc.	11,385	1,392,044
Berry Global Group, Inc.	20,485	1,126,675
Crown Holdings, Inc.	20,927	1,686,716
Graphic Packaging Holding Co.	53,286	1,146,182
Greif, Inc., Class A	4,418	280,543
Silgan Holdings, Inc.	14,493	580,589
Sonoco Products Co.	16,991	880,304
		7,093,053
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	22,800	997,044
Jazz Pharmaceuticals PLC†	10,951	1,390,996
Neurocrine Biosciences, Inc.†	16,938	1,879,102
Option Care Health, Inc.†	31,200	865,176
Perrigo Co. PLC	23,485	649,125
		5,781,443
Pipelines — 0.6%
Antero Midstream Corp.	59,073	728,961
DT Midstream, Inc.	16,808	907,128
Equitrans Midstream Corp.	75,150	666,580
		2,302,669
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,271	1,058,026
REITS — 7.4%
Agree Realty Corp.	16,698	934,086
Annaly Capital Management, Inc.	85,669	1,337,293
Security Description	Shares or Principal Amount	Value

REITS (continued)
Apartment Income REIT Corp.	25,883	$ 756,042
Brixmor Property Group, Inc.	52,139	1,083,970
COPT Defense Properties	19,519	445,033
Cousins Properties, Inc.	26,326	470,446
CubeSmart	38,994	1,329,306
EastGroup Properties, Inc.	7,875	1,285,594
EPR Properties	13,065	557,876
Equity LifeStyle Properties, Inc.	32,310	2,125,998
First Industrial Realty Trust, Inc.	22,940	970,362
Gaming & Leisure Properties, Inc.	45,555	2,067,742
Healthcare Realty Trust, Inc.	66,061	947,975
Independence Realty Trust, Inc.	38,925	482,281
Kilroy Realty Corp.	18,496	528,616
Kite Realty Group Trust	38,051	811,247
Lamar Advertising Co., Class A	15,184	1,249,188
Medical Properties Trust, Inc.	103,794	496,135
National Storage Affiliates Trust	14,395	410,545
NNN REIT, Inc.	31,640	1,149,481
Omega Healthcare Investors, Inc.	42,474	1,405,889
Park Hotels & Resorts, Inc.	37,419	431,441
Physicians Realty Trust	41,360	449,170
PotlatchDeltic Corp.	13,861	593,944
Rayonier, Inc.	23,660	597,178
Rexford Industrial Realty, Inc.	35,808	1,548,338
Sabra Health Care REIT, Inc.	40,105	547,032
Spirit Realty Capital, Inc.	24,514	882,259
STAG Industrial, Inc.	31,163	1,035,235
Starwood Property Trust, Inc.	51,539	914,817
Vornado Realty Trust	27,762	533,030
		28,377,549
Retail — 5.3%
AutoNation, Inc.†	4,661	606,303
BJ's Wholesale Club Holdings, Inc.†	23,307	1,587,673
Casey's General Stores, Inc.	6,485	1,763,336
Dick's Sporting Goods, Inc.	10,869	1,162,439
FirstCash Holdings, Inc.	6,416	698,831
Five Below, Inc.†	9,655	1,679,777
Floor & Decor Holdings, Inc., Class A†	18,463	1,521,351
GameStop Corp., Class A†	46,517	640,539
Gap, Inc.	37,027	473,946
Lithia Motors, Inc.	4,781	1,158,006
Macy's, Inc.	47,271	575,761
MSC Industrial Direct Co., Inc., Class A	8,221	778,940
Murphy USA, Inc.	3,386	1,228,068
Nordstrom, Inc.	16,807	234,962
Ollie's Bargain Outlet Holdings, Inc.†	10,719	827,936
Penske Automotive Group, Inc.	3,385	484,326
RH†	2,680	584,133
Texas Roadhouse, Inc.	11,578	1,175,630
Wendy's Co.	29,404	559,264
Williams-Sonoma, Inc.	11,139	1,673,523
Wingstop, Inc.	5,200	950,404
		20,365,148
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	125,315	1,187,986
Semiconductors — 2.1%
Allegro MicroSystems, Inc.†	12,346	320,502
Amkor Technology, Inc.	17,901	373,415
Cirrus Logic, Inc.†	9,490	635,166
IPG Photonics Corp.†	5,176	444,618
Lattice Semiconductor Corp.†	23,908	1,329,524

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	9,358	$ 660,113
MKS Instruments, Inc.	10,902	715,825
Onto Innovation, Inc.†	8,511	956,381
Power Integrations, Inc.	9,955	690,180
Silicon Laboratories, Inc.†	5,527	509,479
Synaptics, Inc.†	6,856	573,573
Wolfspeed, Inc.†	21,590	730,606
		7,939,382
Software — 2.6%
ACI Worldwide, Inc.†	18,836	383,689
Aspen Technology, Inc.†	4,920	874,530
Blackbaud, Inc.†	7,473	488,734
CommVault Systems, Inc.†	7,610	497,314
Concentrix Corp.	7,494	571,118
Doximity, Inc., Class A†	21,771	444,782
Dropbox, Inc., Class A†	44,729	1,176,373
Dynatrace, Inc.†	41,206	1,842,320
Envestnet, Inc.†	8,608	318,496
Manhattan Associates, Inc.†	10,697	2,085,701
Teradata Corp.†	17,328	740,252
ZoomInfo Technologies, Inc.†	52,923	685,882
		10,109,191
Telecommunications — 0.8%
Calix, Inc.†	10,238	339,083
Ciena Corp.†	25,931	1,094,288
Frontier Communications Parent, Inc.†	38,365	687,501
Iridium Communications, Inc.	21,690	803,614
		2,924,486
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	61,426	1,172,008
Transportation — 2.2%
GXO Logistics, Inc.†	20,630	1,042,021
Kirby Corp.†	10,320	770,904
Knight-Swift Transportation Holdings, Inc.	27,977	1,367,796
Landstar System, Inc.	6,235	1,027,403
Ryder System, Inc.	7,897	770,273
Saia, Inc.†	4,603	1,650,130
Werner Enterprises, Inc.	10,995	399,338
XPO, Inc.†	20,115	1,524,918
		8,552,783
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	6,140	$ 642,121
Water — 0.4%
Essential Utilities, Inc.	42,209	1,412,313
Total Common Stocks (cost $348,926,186)		369,533,889
UNAFFILIATED INVESTMENT COMPANIES — 2.6%
SPDR S&P MidCap 400 Trust ETF (cost $10,417,843)	23,000	9,947,960
Total Long-Term Investment Securities (cost $359,344,029)		379,481,849
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.25%, 11/07/2023(1) (cost $849,256)	$ 850,000	849,252
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $5,937,349 and collateralized by $6,060,800 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $6,055,828 (cost $5,937,085)	5,937,085	5,937,085
TOTAL INVESTMENTS (cost $366,130,370)	100.1%	386,268,186
Other assets less liabilities	(0.1)	(244,979)
NET ASSETS	100.0%	$386,023,207
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
30	Long	S&P Mid Cap 400 E-Mini Index	December 2023	$7,767,715	$7,125,300	$(642,415)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$369,533,889	$—	$—	$369,533,889
Unaffiliated Investment Companies	9,947,960	—	—	9,947,960
Short-Term Investments	—	849,252	—	849,252
Repurchase Agreements	—	5,937,085	—	5,937,085
Total Investments at Value	$379,481,849	$6,786,337	$—	$386,268,186
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$642,415	$—	$—	$642,415
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Australia — 1.2%
Aristocrat Leisure, Ltd.	147,913	$ 3,669,741
Belgium — 0.4%
KBC Group NV	25,078	1,380,448
Bermuda — 1.2%
Hiscox, Ltd.	342,562	3,919,100
Canada — 6.8%
Barrick Gold Corp.	513,670	8,204,644
Constellation Software, Inc.	4,775	9,572,416
Tourmaline Oil Corp.	74,842	3,957,573
		21,734,633
Cayman Islands — 0.6%
Minth Group, Ltd.	876,200	1,967,222
Denmark — 3.5%
Carlsberg A/S, Class B	51,985	6,202,879
Tryg A/S	256,340	5,007,134
		11,210,013
Finland — 1.9%
Kone Oyj, Class B	136,039	5,895,025
France — 14.8%
AXA SA	174,218	5,170,455
Legrand SA	74,329	6,420,287
L'Oreal SA	8,694	3,646,719
LVMH Moet Hennessy Louis Vuitton SE	7,430	5,317,411
Pernod Ricard SA	36,844	6,550,837
Safran SA	41,780	6,507,871
Sanofi	57,229	5,223,097
Thales SA	40,084	5,907,272
Worldline SA*†	171,805	2,177,073
		46,921,022
Germany — 12.3%
adidas AG	10,368	1,833,874
Deutsche Boerse AG	35,675	5,859,894
Deutsche Post AG	174,129	6,767,896
Infineon Technologies AG	140,169	4,072,797
Knorr-Bremse AG	66,575	3,699,415
Merck KGaA	16,679	2,510,206
MTU Aero Engines AG	17,532	3,284,201
SAP SE	82,274	11,024,702
		39,052,985
Hong Kong — 2.2%
AIA Group, Ltd.	798,200	6,951,676
Italy — 1.6%
Moncler SpA	97,956	5,095,161
Japan — 3.6%
Hoya Corp.	32,746	3,150,051
Keyence Corp.	4,558	1,764,411
Shiseido Co., Ltd.	130,400	4,127,967
SMC Corp.	5,100	2,350,452
		11,392,881
Jersey — 0.8%
Experian PLC	79,744	2,425,793
Netherlands — 7.6%
Heineken NV	111,451	10,013,833
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV†	210,574	$ 7,803,927
Universal Music Group NV	260,332	6,347,826
		24,165,586
Singapore — 1.8%
DBS Group Holdings, Ltd.	242,900	5,840,281
South Korea — 3.1%
Samsung Electronics Co., Ltd.	136,815	6,822,372
SK Hynix, Inc.	35,743	3,122,539
		9,944,911
Sweden — 6.3%
Atlas Copco AB, Class A	329,194	4,259,065
Boliden AB	90,178	2,324,667
Epiroc AB, Class A	230,467	3,794,552
Hexagon AB, Class B	580,987	4,741,924
Svenska Handelsbanken AB, Class A	553,907	4,715,570
		19,835,778
Switzerland — 5.2%
Alcon, Inc.	27,307	1,956,757
Novartis AG	41,345	3,859,915
Partners Group Holding AG	839	888,825
Roche Holding AG	23,949	6,187,161
UBS Group AG	150,136	3,507,210
		16,399,868
Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,976	8,283,689
United Kingdom — 20.4%
Anglo American PLC	92,585	2,363,356
Associated British Foods PLC	181,247	4,467,907
AstraZeneca PLC	53,248	6,655,770
BP PLC	607,984	3,711,337
British American Tobacco PLC	214,575	6,403,682
Halma PLC	221,367	4,980,456
Legal & General Group PLC	990,110	2,552,105
Prudential PLC	464,487	4,872,587
Reckitt Benckiser Group PLC	124,690	8,359,168
RELX PLC (LSE)	108,100	3,781,222
RELX PLC (XAMS)	122,645	4,276,494
Rightmove PLC	379,565	2,196,779
Shell PLC	313,251	10,067,365
		64,688,228
Total Common Stocks (cost $313,368,796)		310,774,041

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	$ 0
TOTAL INVESTMENTS (cost $313,368,796)	97.9%	310,774,041
Other assets less liabilities	2.1	6,702,348
NET ASSETS	100.0%	$317,476,389
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $2,177,073 representing 0.7% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Insurance	8.9%
Pharmaceuticals	7.7
Beverages	7.1
Semiconductors	7.0
Software	6.5
Machinery-Diversified	6.1
Oil & Gas	5.6
Aerospace/Defense	5.0
Banks	4.8
Commercial Services	4.1
Mining	4.0
Entertainment	3.2
Healthcare-Products	3.1
Retail	3.0
Household Products/Wares	2.6
Electronics	2.6
Cosmetics/Personal Care	2.4
Apparel	2.3
Transportation	2.1
Electrical Components & Equipment	2.0
Agriculture	2.0
Diversified Financial Services	1.8
Machinery-Construction & Mining	1.2
Miscellaneous Manufacturing	1.2
Internet	0.7
Auto Parts & Equipment	0.6
Private Equity	0.3
97.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$21,734,633	$—	$—	$21,734,633
Taiwan	8,283,689	—	—	8,283,689
Other Countries	—	280,755,719	—	280,755,719
Warrants	—	—	0	0
Total Investments at Value	$30,018,322	$280,755,719	$0	$310,774,041
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 5.1%
AGL Energy, Ltd.	891,434	$ 6,111,486
AMP, Ltd.	510,107	341,840
Ampol, Ltd.	64,071	1,308,570
Aurizon Holdings, Ltd.	343,797	750,716
BlueScope Steel, Ltd.	64,100	766,155
Brambles, Ltd.	86,836	728,142
Downer EDI, Ltd.	47,139	113,863
Medibank Private, Ltd.	430,276	940,225
Metcash, Ltd.	271,724	635,251
Rio Tinto, Ltd.	67,340	5,037,074
Scentre Group	462,366	721,969
Stockland	376,582	854,612
Suncorp Group, Ltd.	383,059	3,266,617
Vicinity, Ltd.	81,484	88,712
Viva Energy Group, Ltd.*	288,770	524,811
		22,190,043
Austria — 0.4%
ams-OSRAM AG†	36,533	130,127
Strabag SE	2,202	87,002
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,515	174,816
voestalpine AG	48,383	1,206,181
		1,598,126
Belgium — 0.6%
bpost SA	73,725	399,718
Colruyt Group NV	7,886	325,644
Euronav NV	30,745	550,297
Proximus SADP	56,980	471,172
UCB SA	12,513	916,975
		2,663,806
Bermuda — 0.4%
First Pacific Co., Ltd.	360,000	136,554
Jardine Matheson Holdings, Ltd.	1,900	76,918
Kerry Properties, Ltd.	298,500	503,930
Skyworth Group, Ltd.	1,444,000	522,051
Yue Yuen Industrial Holdings, Ltd.	339,500	397,328
		1,636,781
Canada — 7.9%
Atco, Ltd., Class I	46,651	1,195,921
B2Gold Corp.	81,700	261,581
Bausch Health Cos., Inc.†	186,400	1,268,878
Canadian Tire Corp., Ltd., Class A	4,491	433,183
Celestica, Inc.†	84,700	1,977,097
CGI, Inc.†	17,700	1,708,798
CI Financial Corp.	71,220	645,564
Finning International, Inc.	42,600	1,141,529
George Weston, Ltd.	4,351	471,951
Gildan Activewear, Inc.	5,245	148,982
H&R Real Estate Investment Trust	100,319	617,069
Kinross Gold Corp.	317,000	1,655,006
Linamar Corp.	7,800	337,255
Loblaw Cos., Ltd.	1,600	130,861
Lundin Mining Corp.	117,900	736,264
Magna International, Inc.	216,309	10,394,687
Manulife Financial Corp.	62,700	1,091,457
Methanex Corp.	6,200	256,003
Onex Corp.	6,681	374,435
Open Text Corp.	16,100	537,537
RioCan Real Estate Investment Trust	29,607	359,746
SNC-Lavalin Group, Inc.	10,400	288,883
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	29,522	$ 1,348,421
Suncor Energy, Inc.	220,145	7,129,412
		34,510,520
Cayman Islands — 1.4%
CK Asset Holdings, Ltd.	314,500	1,570,883
JOYY, Inc. ADR	26,215	1,020,288
Kingboard Holdings, Ltd.	199,000	487,054
Kingboard Laminates Holdings, Ltd.	357,000	334,244
Melco Resorts & Entertainment, Ltd. ADR†	255,773	2,158,724
WH Group, Ltd.*	1,201,500	717,651
		6,288,844
Denmark — 0.9%
Carlsberg A/S, Class B	1,771	211,317
H Lundbeck A/S	135,671	708,614
H Lundbeck A/S, Class A	6,058	27,438
ISS A/S	115,536	1,671,877
Pandora A/S	9,955	1,127,594
Schouw & Co. A/S	690	42,561
		3,789,401
Finland — 1.9%
Fortum Oyj	32,392	385,709
Kesko Oyj, Class B	29,094	493,361
Nokia Oyj	609,872	2,035,080
Nokian Renkaat Oyj	65,933	497,929
Nordea Bank Abp	333,932	3,510,808
Orion Oyj, Class B	2,238	89,211
Wartsila Oyj Abp	93,980	1,119,021
		8,131,119
France — 5.4%
Amundi SA*	6,043	316,217
AXA SA	47,433	1,407,720
Bouygues SA	18,085	637,426
Carrefour SA	228,681	4,015,503
Cie de Saint-Gobain SA	71,365	3,898,127
L'Oreal SA	13,302	5,579,554
Orange SA	107,081	1,259,800
Renault SA	103,170	3,625,195
Sanofi SA	28,914	2,638,883
Valeo SE	22,631	298,738
		23,677,163
Germany — 4.3%
adidas AG	14,462	2,558,014
Aurubis AG	5,056	415,561
Bayerische Motoren Werke AG	48,028	4,453,215
Continental AG	6,883	446,941
Fresenius Medical Care AG & Co. KGaA	11,491	381,495
Fresenius SE & Co. KGaA	54,961	1,408,318
Heidelberg Materials AG	30,529	2,212,110
Knorr-Bremse AG	3,280	182,262
METRO AG†	199,928	1,269,086
Muenchener Rueckversicherungs-Gesellschaft AG	9,159	3,667,565
Schaeffler AG (Preference Shares)	124,256	642,329
Talanx AG	8,393	527,656
Telefonica Deutschland Holding AG	325,197	551,793
		18,716,345
Hong Kong — 0.9%
PCCW, Ltd.	221,000	108,149
Sun Art Retail Group, Ltd.	147,000	30,979

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	148,500	$ 1,524,179
Swire Pacific, Ltd., Class A	259,500	1,668,269
Wharf Holdings, Ltd.	300,000	763,790
		4,095,366
Israel — 1.8%
Ashdod Refinery, Ltd.†	2,528	49,641
Bezeq The Israeli Telecommunication Corp., Ltd.	981,419	1,207,744
Check Point Software Technologies, Ltd.†	5,628	755,559
Delek Group, Ltd.	1,682	183,583
G City, Ltd.	41,985	101,473
Israel Corp., Ltd.†	774	166,902
Oil Refineries, Ltd.	2,066,939	567,194
Paz Oil Co., Ltd.†	2,528	179,768
Plus500, Ltd.	12,677	217,697
Teva Pharmaceutical Industries, Ltd. ADR†	491,593	4,217,868
		7,647,429
Italy — 1.8%
A2A SpA	143,874	270,334
Enel SpA	574,899	3,655,458
Eni SpA	122,464	1,998,018
Leonardo SpA	64,201	968,570
Telecom Italia SpA†	2,266,230	585,317
Unipol Gruppo SpA	57,907	313,271
UnipolSai Assicurazioni SpA	54,883	130,008
		7,920,976
Japan — 26.9%
AGC, Inc.	12,200	414,755
Alfresa Holdings Corp.	55,000	871,277
Alps Alpine Co., Ltd.	66,100	542,263
Amada Co., Ltd.	94,100	911,387
Arcs Co., Ltd.	3,700	70,498
Astellas Pharma, Inc.	91,900	1,159,364
Azbil Corp.	1,800	53,206
Bic Camera, Inc.†	8,300	62,700
Bridgestone Corp.	54,100	2,041,289
Canon Marketing Japan, Inc.	8,800	211,455
Canon, Inc.	149,000	3,512,512
Casio Computer Co., Ltd.	7,800	62,518
Chubu Electric Power Co., Inc.	249,600	3,030,311
Coca-Cola Bottlers Japan Holdings, Inc.	8,600	115,052
Cosmo Energy Holdings Co., Ltd.	27,700	1,015,469
Dai Nippon Printing Co., Ltd.	78,200	2,040,913
Daicel Corp.	110,100	935,789
Daito Trust Construction Co., Ltd.	47,500	5,100,213
DCM Holdings Co., Ltd.	5,600	43,668
Denka Co., Ltd.	2,700	48,631
DIC Corp.	32,000	503,157
Ebara Corp.	18,500	820,426
Edion Corp.	83,900	835,817
Eisai Co., Ltd.	22,000	1,167,272
Electric Power Development Co., Ltd.	86,300	1,292,050
EXEO Group, Inc.	6,200	128,791
Fuji Media Holdings, Inc.	11,200	111,149
Fujitsu, Ltd.	38,600	4,997,200
Furukawa Electric Co., Ltd.	14,500	217,347
H2O Retailing Corp.	79,900	852,961
Hanwa Co., Ltd.	6,200	186,442
Hino Motors, Ltd.†	286,900	832,617
Ibiden Co., Ltd.	9,600	408,864
Inabata & Co., Ltd.	29,500	614,671
Security Description	Shares or Principal Amount	Value

Japan (continued)
Isuzu Motors, Ltd.	174,200	$ 1,933,629
Itoham Yonekyu Holdings, Inc.	13,800	380,567
Izumi Co., Ltd.	4,700	118,756
Japan Post Holdings Co., Ltd.	1,936,800	17,104,965
Japan Post Insurance Co., Ltd.	21,000	402,136
Japan Tobacco, Inc.	100,300	2,341,419
JFE Holdings, Inc.	18,400	256,300
JTEKT Corp.	21,300	175,119
Kajima Corp.	36,500	604,041
Kamigumi Co., Ltd.	3,900	79,146
Kandenko Co., Ltd.	24,500	226,906
Kaneka Corp.	14,600	356,867
Kao Corp.	22,000	800,036
KDDI Corp.	5,100	152,141
Kewpie Corp.	3,300	57,217
Kinden Corp.	4,200	63,589
Konami Group Corp.	7,400	384,420
Konica Minolta, Inc.†	230,100	645,965
Kose Corp.	3,000	197,247
K's Holdings Corp.	54,200	504,410
Kuraray Co., Ltd.	27,500	314,057
Kyudenko Corp.	2,500	74,589
Mazda Motor Corp.	407,900	3,948,386
Medipal Holdings Corp.	95,100	1,596,369
Mitsubishi Chemical Group Corp.	44,100	249,502
Mitsubishi Electric Corp.	249,700	2,795,026
Mitsubishi Heavy Industries, Ltd.	6,700	343,222
Mitsubishi Shokuhin Co., Ltd.	2,000	52,657
Mitsui Chemicals, Inc.	13,200	331,738
Mitsui Mining & Smelting Co., Ltd.	12,300	319,488
Morinaga Milk Industry Co., Ltd.	2,800	109,318
MS&AD Insurance Group Holdings, Inc.	134,400	4,908,212
Nabtesco Corp.	18,300	323,154
Nagase & Co., Ltd.	3,500	52,870
NEC Corp.	12,800	616,983
Nippon Express Holdings, Inc.	6,100	313,493
Nippon Light Metal Holdings Co., Ltd.	17,100	187,780
Nippon Paper Industries Co., Ltd.†	5,700	49,569
Nippon Telegraph & Telephone Corp.	2,387,500	2,798,371
Nissan Motor Co., Ltd.	884,000	3,398,663
Nisshinbo Holdings, Inc.	18,400	134,475
Nitto Denko Corp.	36,300	2,353,601
Nomura Real Estate Holdings, Inc.	3,100	72,191
Otsuka Corp.	12,700	508,953
Otsuka Holdings Co., Ltd.	13,900	468,509
PALTAC Corp.	5,300	171,474
Panasonic Holdings Corp.	470,000	4,109,201
Persol Holdings Co., Ltd.	584,100	875,699
Pola Orbis Holdings, Inc.	33,700	337,472
Resonac Holdings Corp.	15,200	245,660
Ricoh Co., Ltd.	181,600	1,469,547
Ryohin Keikaku Co., Ltd.	39,500	554,488
Sankyu, Inc.	3,100	93,108
SCREEN Holdings Co., Ltd.	12,200	567,011
Secom Co., Ltd.	5,700	396,398
Sega Sammy Holdings, Inc.	46,800	732,939
Seiko Epson Corp.	13,900	192,974
Seino Holdings Co., Ltd.	14,900	216,420
Sekisui Chemical Co., Ltd.	3,200	43,784
Sekisui House, Ltd.	71,800	1,404,625
Shikoku Electric Power Co., Inc.	10,900	74,806
Shimamura Co., Ltd.	7,200	711,440
Sohgo Security Services Co., Ltd.	17,700	103,846

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc.	12,900	$ 557,648
Subaru Corp.	170,800	2,933,750
Sugi Holdings Co., Ltd.	2,800	113,425
Sumitomo Heavy Industries, Ltd.	9,100	208,053
Sumitomo Pharma Co., Ltd.	33,700	103,331
Sumitomo Rubber Industries, Ltd.	28,700	290,530
Sundrug Co., Ltd.	10,700	289,989
Suzuken Co., Ltd.	35,000	1,070,347
Taiheiyo Cement Corp.	44,800	766,782
Taisei Corp.	35,200	1,190,086
Toho Holdings Co., Ltd.	12,300	276,384
Tohoku Electric Power Co., Inc.	261,400	1,639,584
Tokai Rika Co., Ltd.	13,100	205,352
Toppan Holdings, Inc.	20,400	470,538
Toyo Seikan Group Holdings, Ltd.	89,800	1,510,742
Tsuruha Holdings, Inc.	5,800	425,811
UBE Corp.	7,600	117,087
United Super Markets Holdings, Inc.	37,600	266,408
Yamada Holdings Co., Ltd.	354,400	1,119,945
Yamato Holdings Co., Ltd.	155,800	2,598,876
		116,773,646
Jersey — 1.2%
Ferguson PLC	21,307	3,200,838
WPP PLC	219,099	1,887,261
		5,088,099
Luxembourg — 0.2%
RTL Group SA	6,209	216,553
Subsea 7 SA	38,437	504,100
		720,653
Netherlands — 6.3%
Akzo Nobel NV	55,336	3,716,450
Koninklijke Ahold Delhaize NV	558,389	16,529,834
Koninklijke Philips NV†	121,390	2,303,320
NN Group NV	66,928	2,149,453
Randstad NV	56,356	2,917,854
		27,616,911
New Zealand — 0.3%
Air New Zealand, Ltd.	333,661	130,042
Contact Energy, Ltd.	63,949	289,981
Fletcher Building, Ltd.	198,008	498,076
Spark New Zealand, Ltd.	83,812	243,343
		1,161,442
Norway — 0.4%
Atea ASA	19,822	206,396
DNB Bank ASA	37,696	679,741
Telenor ASA	86,228	881,551
Yara International ASA	5,557	181,072
		1,948,760
Portugal — 0.4%
EDP - Energias de Portugal SA	118,094	498,128
Galp Energia SGPS SA	31,839	479,321
Navigator Co. SA	141,151	561,969
Sonae SGPS SA	398,332	391,751
		1,931,169
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	481,400	464,642
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Hutchison Port Holdings Trust	1,950,100	$ 306,144
Jardine Cycle & Carriage, Ltd.	37,600	774,664
Singapore Telecommunications, Ltd.	227,300	395,310
Venture Corp., Ltd.	20,400	174,492
		2,115,252
Spain — 8.1%
ACS Actividades de Construccion y Servicios SA	56,374	2,038,734
Banco Bilbao Vizcaya Argentaria SA	1,060,689	8,331,407
Banco Santander SA	2,033,684	7,483,468
Endesa SA	85,868	1,618,107
Mapfre SA	787,553	1,637,878
Naturgy Energy Group SA	113,875	3,224,893
Repsol SA	81,422	1,189,447
Telefonica SA	2,503,167	9,631,781
		35,155,715
Sweden — 3.7%
Electrolux AB, Class B†	97,845	825,267
Getinge AB, Class B	25,041	450,174
H & M Hennes & Mauritz AB, Class B	166,806	2,233,362
Hexpol AB	28,915	257,259
Husqvarna AB, Class B	47,380	306,954
Loomis AB	8,020	208,920
Peab AB	24,041	89,643
Securitas AB, Class B	164,875	1,319,670
Skanska AB, Class B	41,189	620,487
Swedbank AB, Class A	119,925	1,972,047
Telefonaktiebolaget LM Ericsson, Class B	358,561	1,611,287
Volvo AB, Class B	303,810	6,018,105
		15,913,175
Switzerland — 6.2%
ABB, Ltd.	110,432	3,713,030
Adecco Group AG	93,266	3,527,940
Coca-Cola HBC AG	9,124	237,094
Holcim AG	47,468	2,938,949
Kuehne & Nagel International AG	3,463	935,504
Roche Holding AG	32,423	8,376,397
Swatch Group AG	12,560	3,217,100
Swiss Life Holding AG	379	243,345
Swiss Re AG	26,678	2,912,814
Zurich Insurance Group AG	2,045	968,937
		27,071,110
United Kingdom — 11.7%
Abrdn PLC	623,107	1,190,436
Barratt Developments PLC	146,722	741,083
Berkeley Group Holdings PLC	5,290	260,709
Centrica PLC	6,968,626	13,361,240
Currys PLC	382,509	208,537
Direct Line Insurance Group PLC†	710,995	1,312,853
Evraz PLC†(1)	204,785	3,405
GSK PLC	673,969	11,990,126
Haleon PLC	343,658	1,375,477
Imperial Brands PLC	152,302	3,247,422
Inchcape PLC	203,878	1,655,564
International Distributions Services PLC†	712,599	2,198,224
Johnson Matthey PLC	50,988	926,743
Kingfisher PLC	404,401	1,036,112
M&G PLC	1,996,620	4,834,802
Marks & Spencer Group PLC†	597,566	1,576,097
Pearson PLC	66,693	772,540
Persimmon PLC	107,314	1,330,982

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SSE PLC	94,858	$ 1,888,743
Taylor Wimpey PLC	220,497	298,657
Travis Perkins PLC	59,479	537,020
		50,746,772
United States — 0.1%
Autoliv, Inc.	4,096	375,398
Total Long-Term Investment Securities (cost $450,995,216)		429,484,021
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $325,136 and collateralized by $331,900 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $331,628 (cost $325,121)	$ 325,121	325,121
TOTAL INVESTMENTS (cost $451,320,337)	98.9%	429,809,142
Other assets less liabilities	1.1	4,691,075
NET ASSETS	100.0%	$434,500,217
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $1,558,679 representing 0.4% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
Industry Allocation*
Insurance	11.2%
Pharmaceuticals	8.5
Food	6.4
Auto Manufacturers	6.2
Banks	5.1
Electric	5.1
Telecommunications	5.0
Gas	3.8
Auto Parts & Equipment	3.8
Retail	3.4
Commercial Services	3.4
Oil & Gas	3.2
Chemicals	2.6
Building Materials	2.5
Real Estate	2.1
Mining	2.1
Transportation	2.0
Computers	2.0
Cosmetics/Personal Care	1.9
Electronics	1.5
Distribution/Wholesale	1.4
Office/Business Equipment	1.4
Engineering & Construction	1.3
Home Furnishings	1.3
Agriculture	1.2
Home Builders	1.0
Machinery-Diversified	0.8

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	0.7%
Apparel	0.7
Diversified Financial Services	0.7
Healthcare-Products	0.6
Healthcare-Services	0.6
REITS	0.6
Iron/Steel	0.6
Lodging	0.5
Hand/Machine Tools	0.5
Advertising	0.4
Holding Companies-Diversified	0.4
Software	0.4
Packaging & Containers	0.4
Media	0.3
Internet	0.2
Aerospace/Defense	0.2
Biotechnology	0.2
Forest Products & Paper	0.1
Beverages	0.1
Oil & Gas Services	0.1
Private Equity	0.1
Repurchase Agreements	0.1
Electrical Components & Equipment	0.1
Miscellaneous Manufactur	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$34,510,520	$—	$—	$34,510,520
Cayman Islands	3,179,012	3,109,832	—	6,288,844
Israel	5,023,068	2,624,361	—	7,647,429
United Kingdom	—	50,743,367	3,405	50,746,772
United States	375,398	—	—	375,398
Other Countries	—	329,915,058	—	329,915,058
Repurchase Agreements	—	325,121	—	325,121
Total Investments at Value	$43,087,998	$386,717,739	$3,405	$429,809,142
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.5%
Aerospace/Defense — 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026		$ 800,000	$ 739,088
Agriculture — 0.1%
BAT Capital Corp.
7.75%, 10/19/2032		200,000	205,231
Imperial Brands Finance PLC
6.13%, 07/27/2027*		600,000	594,603
JT International Financial Services BV
6.88%, 10/24/2032*		200,000	207,632
			1,007,466
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*		152,967	145,706
American Airlines Pass-Through Trust
3.00%, 04/15/2030		470,566	412,332
3.25%, 04/15/2030		134,569	114,174
3.38%, 11/01/2028		120,099	106,021
4.00%, 08/15/2030		68,625	59,345
British Airways Pass-Through Trust
3.35%, 12/15/2030*		386,248	343,039
3.80%, 03/20/2033*		396,385	362,413
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031		348,484	292,918
United Airlines Pass-Through Trust
2.88%, 04/07/2030		687,850	596,612
3.10%, 04/07/2030		687,850	568,186
4.55%, 02/25/2033		727,970	626,562
			3,627,308
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
6.80%, 05/12/2028		700,000	698,000
Hyundai Capital America FRS
6.52%, (SOFR+1.15%), 08/04/2025*		1,000,000	1,000,131
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*		900,000	851,109
4.35%, 09/17/2027*		400,000	361,670
			2,910,910
Banks — 2.2%
Bank of America Corp.
5.93%, 09/15/2027		300,000	296,935
Bank of Ireland Group PLC
4.50%, 11/25/2023*		1,300,000	1,296,818
Barclays PLC
6.22%, 05/09/2034		1,200,000	1,099,987
BNP Paribas SA
3.13%, 01/20/2033*		800,000	610,562
Citigroup, Inc.
4.40%, 06/10/2025		750,000	725,856
Credit Suisse Group AG
6.37%, 07/15/2026*		1,700,000	1,689,650
7.75%, 03/01/2029	EUR	600,000	703,173
Credit Suisse Group AG FRS
4.97%, (3 ME+1.00%), 01/16/2026	EUR	200,000	211,204
Danske Bank A/S
6.26%, 09/22/2026*		1,300,000	1,296,573
HSBC Holdings PLC
6.33%, 03/09/2044		500,000	463,554
7.39%, 11/03/2028		1,100,000	1,128,380
Security Description		Shares or Principal Amount	Value

Banks (continued)
ING Groep NV
6.11%, 09/11/2034		$ 300,000	$ 281,113
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,284,873
KBC Group NV
6.32%, 09/21/2034*		300,000	284,025
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	550,456
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,017,728
7.47%, 11/10/2026		1,500,000	1,526,378
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	344,369
3.45%, 06/02/2025		700,000	662,262
5.81%, 09/09/2026		1,100,000	1,077,177
Stichting AK Rabobank Certificaten
6.50%, 12/29/2023(1)	EUR	945,450	900,423
UBS AG/London
5.65%, 09/11/2028		200,000	195,724
UBS Group AG
3.75%, 03/26/2025		250,000	240,747
6.33%, 12/22/2027*		300,000	296,977
6.44%, 08/11/2028*		750,000	742,189
			18,927,133
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	525,743
5.15%, 03/02/2028		400,000	390,392
Illumina, Inc.
2.55%, 03/23/2031		400,000	304,564
			1,220,699
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	178,716
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	889,529
6.10%, 01/15/2027		1,100,000	1,081,957
American Express Co.
6.34%, 10/30/2026		600,000	601,701
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	393,616
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	265,588
2.88%, 02/15/2025*		400,000	378,084
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	414,500
Lazard Group LLC
4.38%, 03/11/2029		200,000	181,561
LeasePlan Corp NV
2.88%, 10/24/2024*		1,200,000	1,160,120
Nomura Holdings, Inc.
2.33%, 01/22/2027		500,000	438,348
2.71%, 01/22/2029		700,000	577,997
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*		112,000	111,228
Stifel Financial Corp.
4.00%, 05/15/2030		400,000	334,851
			6,829,080

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 1.5%
AEP Texas, Inc.
5.25%, 05/15/2052	$ 200,000	$ 161,843
AES Corp.
5.45%, 06/01/2028	400,000	381,984
Alabama Power Co.
3.70%, 12/01/2047	300,000	200,121
Appalachian Power Co.
4.50%, 08/01/2032	200,000	174,583
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	204,548
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	742,133
DTE Electric Co.
5.20%, 04/01/2033	100,000	94,210
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	548,029
Edison International
6.95%, 11/15/2029	400,000	406,652
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,322,778
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,675,873
Eversource Energy
5.45%, 03/01/2028	400,000	390,488
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,176,946
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	753,404
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	95,570
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	435,439
3.50%, 06/15/2025	30,000	28,540
4.25%, 03/15/2046	1,300,000	819,107
6.10%, 01/15/2029	1,400,000	1,346,997
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	711,122
Southern California Edison Co.
3.90%, 03/15/2043	200,000	138,452
4.00%, 04/01/2047	1,500,000	1,026,728
4.05%, 03/15/2042	200,000	143,092
4.65%, 10/01/2043	480,000	370,658
		13,349,297
Electronics — 0.1%
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	479,678
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	898,289
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	977,966
		1,876,255
Healthcare-Services — 0.4%
Banner Health
1.90%, 01/01/2031	500,000	379,237
Centene Corp.
2.63%, 08/01/2031	600,000	450,600
HCA, Inc.
4.13%, 06/15/2029	300,000	266,272
5.90%, 06/01/2053	700,000	591,762
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
3.70%, 03/23/2029	$ 1,100,000	$ 994,878
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	487,672
		3,170,421
Insurance — 0.3%
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	400,000	322,060
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	579,703
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,332,456
		2,234,219
Internet — 0.0%
Meta Platforms, Inc.
5.60%, 05/15/2053	200,000	180,883
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	550,087
Sands China, Ltd.
4.30%, 01/08/2026	400,000	371,044
Wynn Macau, Ltd.
5.63%, 08/26/2028*	200,000	167,790
		1,088,921
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	807,646
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	300,000	158,480
4.80%, 03/01/2050	1,100,000	725,111
		883,591
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	300,000	278,362
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	168,792
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	98,897
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,647
4.50%, 03/04/2029*	300,000	274,399
		551,735
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028*	400,000	382,788
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	251,210
Energy Transfer LP
4.75%, 01/15/2026	40,000	38,814
6.05%, 06/01/2041	1,200,000	1,041,387

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC
3.20%, 02/15/2052	$ 1,070,000	$ 645,602
		1,977,013
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,154,117
REITS — 0.7%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	91,028
American Tower Corp.
2.10%, 06/15/2030	400,000	304,668
4.00%, 06/01/2025	690,000	667,079
5.80%, 11/15/2028	900,000	879,256
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	73,294
Crown Castle, Inc.
3.65%, 09/01/2027	300,000	272,727
EPR Properties
3.60%, 11/15/2031	200,000	143,962
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	85,553
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,067,406
Highwoods Realty LP
2.60%, 02/01/2031	100,000	69,770
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	600,000	427,643
Physicians Realty LP
3.95%, 01/15/2028	315,000	282,496
VICI Properties LP
4.75%, 02/15/2028	1,000,000	920,900
Weyerhaeuser Co.
4.75%, 05/15/2026	400,000	389,520
		5,675,302
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	76,194
Micron Technology, Inc.
6.75%, 11/01/2029	600,000	602,917
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	802,427
		1,481,538
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	669,978
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	783,086
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	582,517
3.40%, 10/15/2052	700,000	414,264
		1,779,867
Trucking & Leasing — 0.1%
DAE Funding LLC
1.55%, 08/01/2024*	200,000	192,325
Security Description		Shares or Principal Amount	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*		$ 300,000	$ 296,298
			488,623
Total Corporate Bonds & Notes (cost $84,277,323)			73,950,634
ASSET BACKED SECURITIES — 4.4%
Auto Loan Receivables — 2.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,850,263
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	787,450
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	658,117	473,455
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,886,501
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2 6.11%, 09/15/2025		2,000,000	1,999,080
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026	CAD	900,000	648,262
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 6.04%, (SOFR30A+0.72%), 03/15/2026		1,712,720	1,713,556
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025		1,266,701	1,262,210
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		662,679	659,209
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,164,062
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	983,983
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2 5.87%, 03/16/2026		976,615	974,569
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*		1,800,000	1,798,153
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*		568,517	568,560
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 5.99%, (SOFR30A+0.67%), 10/15/2026*		1,000,000	999,601
			17,768,914
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 5.08%, (TSFR1M+0.74%), 12/25/2035		727	725

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 5.71%, (TSFR1M+0.38%), 07/25/2036	$ 244,312	$ 200,598
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 6.26%, (TSFR1M+0.94%), 10/25/2034	413,585	387,731
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 6.16%, (TSFR1M+0.83%), 10/25/2035	1,945,179	1,792,244
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 6.35%, (TSFR1M+1.03%), 03/25/2035	63,627	63,079
RASC Trust FRS
Series 2005-KS6, Class M6 6.49%, (TSFR1M+1.16%), 07/25/2035	13,376	13,344
		2,457,721
Other Asset Backed Securities — 2.1%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.77%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,086,699
BDS LLC FRS
Series 2022-FL11, Class ATS 7.13%, (TSFR1M+1.80%), 03/19/2039*	1,000,000	995,152
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.58%, (TSFR1M+0.25%), 06/25/2037	143,076	128,015
Series 2007-1, Class 2A3 5.58%, (TSFR1M+0.25%), 07/25/2037	31,720	31,081
Series 2007-10, Class 2A4 5.69%, (TSFR1M+0.36%), 06/25/2047	522,786	491,441
Series 2006-12, Class 1A 5.70%, (TSFR1M+0.37%), 12/25/2036	910,064	789,388
Series 2005-3, Class MV7 7.39%, (TSFR1M+2.06%), 08/25/2035	1,100,000	973,245
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*	500,000	497,552
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.89%, (TSFR3M+1.49%), 10/15/2029*	145,191	144,745
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 7.17%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,165,907
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.50%, (TSFR1M+1.18%), 06/25/2035	503,548	473,698
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.50%, (TSFR1M+1.16%), 02/18/2038*	1,035,300	1,008,000
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 7.02%, (SOFR30A+1.70%), 04/19/2037*	250,000	247,873
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.78%, (TSFR1M+1.45%), 02/17/2039*	400,000	394,288
LCM 30, Ltd. FRS
6.76%, (TSFR3M+1.34%), 04/20/2031*	1,600,000	1,585,475
LCM XIII LP FRS
6.53%, (TSFR3M+1.13%), 07/19/2027*	364,916	363,655
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.62%, (TSFR1M+1.28%), 06/15/2039*		$ 1,100,000	$ 1,076,587
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.75%, (TSFR1M+1.41%), 07/15/2036*		500,000	492,686
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036		1,200,000	1,065,185
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.70%, (TSFR3M+1.30%), 10/15/2030*		485,965	484,049
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 6.68%, (TSFR3M+1.29%), 01/29/2030*		141,663	141,132
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.82%, (TSFR3M+1.44%), 11/18/2031*		300,000	298,490
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,800,000	1,796,750
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 6.66%, (TSFR3M+1.29%), 05/16/2030*		497,320	494,844
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 6.39%, (SOFR30A+1.06%), 11/25/2065*		225,207	224,592
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.70%, (TSFR3M+1.29%), 10/23/2030*		855,754	851,019
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.90%, (TSFR1M+1.56%), 02/17/2032*		205,620	205,942
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 6.57%, (TSFR3M+1.16%), 01/23/2029*		75,823	75,708
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		268,289	242,136
VMC Finance LLC FRS
Series 2022-FL5, Class A 7.22%, (SOFR30A+1.90%), 02/18/2039*		800,000	783,781
			18,609,115
Total Asset Backed Securities (cost $39,642,734)			38,835,750
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 3.3%
ALBA PLC FRS
Series 2005-1, Class A3 5.53%, (SONIA+0.31%), 11/25/2042	GBP	270,340	317,757
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.56%, (TSFR1M+0.23%), 10/25/2046		10,640	8,898
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		151,616	138,111
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 6.43%, (TSFR1M+1.10%), 04/15/2036*		1,300,000	1,290,867

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		$ 760,109	$ 672,803
Bruegel DAC FRS
Series 2021-1A, Class A 4.62%, (3 ME+0.80%), 05/22/2031*	EUR	1,845,885	1,852,715
BX Trust FRS
Series 2018-GW, Class A 6.43%, (TSFR1M+1.10%), 05/15/2035*		580,000	573,442
ChaseFlex Trust FRS
Series 2007-2, Class A1 6.00%, (TSFR1M+0.67%), 05/25/2037		423,044	398,767
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,395,379
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)		1,100,000	972,713
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		107,381	58,798
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		141,275	99,402
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		631,695	229,837
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.86%, (TSFR1M+0.53%), 05/25/2036		2,421,373	2,011,262
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 6.42%, (TSFR1M+1.08%), 06/15/2034*		994,043	925,051
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(2)		227,849	221,938
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		1,200,000	1,088,865
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.29%, (SONIA+1.07%), 06/13/2045*	GBP	210,887	253,100
Series 2007-3X, Class A3A 6.29%, (SONIA+1.07%), 06/13/2045	GBP	186,953	225,519
Series 2007-3X, Class A3C 6.29%, (SONIA+1.07%), 06/13/2045	GBP	249,230	299,118
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.83%, (TSFR1M+0.49%), 01/19/2038		11,709	9,951
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 4.19%, 07/19/2035(2)		98,026	69,469
HPLY Trust FRS
Series 2019-HIT, Class A 6.45%, (TSFR1M+1.11%), 11/15/2036*		382,841	379,047
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,499,551
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.96%, (TSFR1M+0.63%), 07/25/2035		212,398	143,106
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.75%, (3 ML GBP+0.19%), 12/01/2060	GBP	422,307	488,962
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2008-W1X, Class A1 6.01%, (3 ML GBP+0.60%), 01/01/2061	GBP	605,208	$ 700,185
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		$ 472,521	435,395
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,711,887
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.96%, (TSFR1M+0.63%), 05/25/2035		13,267	12,636
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,363,203
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	693,086
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		735,343	676,825
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		364,700	332,638
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		438,307	407,146
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.54%, (TSFR1M+1.21%), 11/15/2038*		900,000	818,888
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.52%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,824,719
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,291	285,479
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.54%, (SONIA+0.32%), 10/10/2040	GBP	181,423	214,357
VASA Trust FRS
Series 2021-VASA, Class A 6.35%, (TSFR1M+1.01%), 07/15/2039*		500,000	447,241
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 5.85%, (12MTA+1.05%), 08/25/2046		856,969	669,596
Series 2005-AR19, Class A1A1 5.98%, (TSFR1M+0.65%), 12/25/2045		169,923	161,377
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,607,322
			28,986,408
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
0.46%, (5.78%-SOFR30A), 09/15/2043(4)(5)		662,301	41,837
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.21%, 04/25/2028(2)		2,700,000	2,458,004
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,226,138	978,434
Federal Home Loan Mtg. Corp. REMIC FRS
5.00%, (SOFR30A+0.46%), 01/15/2038		392,130	379,901
Series 4790, Class F 5.62%, (SOFR30A+0.30%), 10/15/2043		397,888	387,479

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC VRS
1.00%, 01/15/2038(2)(5)	$ 392,130	$ 17,802
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(5)	263,914	11,725
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.79%, (SOFR30A+0.46%), 10/25/2040	169,797	167,364
Series 2007-85, Class FL 5.98%, (SOFR30A+0.65%), 09/25/2037	884,737	864,750
Series 2012-21, Class FQ 5.99%, (SOFR30A+0.66%), 02/25/2041	100,369	99,652
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 6.09%, (TSFR1M+0.76%), 12/20/2063	164,501	164,115
Series 2016-H11, Class F 6.24%, (TSFR1M+0.91%), 05/20/2066	1,235,576	1,225,371
Series 2016-H14, Class FA 6.24%, (TSFR1M+0.91%), 06/20/2066	642,511	638,491
Series 2016-H17, Class FC 6.27%, (TSFR1M+0.94%), 08/20/2066	1,707,765	1,696,855
		9,131,780
Total Collateralized Mortgage Obligations (cost $42,254,884)		38,118,188
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.5%
U.S. Government — 8.3%
United States Treasury Bonds
1.13%, 05/15/2040	8,680,000	4,729,583
1.38%, 11/15/2040	17,090,000	9,632,485
1.75%, 08/15/2041	9,500,000	5,640,254
1.88%, 02/15/2041	10,100,000	6,225,309
2.00%, 11/15/2041	9,100,000	5,632,758
2.25%, 05/15/2041(6)(7)	3,100,000	2,032,801
2.75%, 11/15/2047	100,000	65,801
2.88%, 11/15/2046	290,000	197,211
3.00%, 08/15/2052	1,400,000	960,312
3.25%, 05/15/2042	4,400,000	3,350,703
3.38%, 08/15/2042	4,800,000	3,713,813
3.63%, 08/15/2043	2,800,000	2,233,656
3.88%, 05/15/2043	5,700,000	4,733,672
4.00%, 11/15/2042 to 11/15/2052	8,200,000	6,924,953
4.38%, 05/15/2041	5,500,000	4,962,031
4.75%, 02/15/2041	2,210,000	2,091,903
United States Treasury Notes TIPS
0.13%, 01/15/2032(8)	4,097,491	3,377,549
0.63%, 07/15/2032(8)	5,282,800	4,522,417
1.13%, 01/15/2033(8)	1,092,404	967,717
		71,994,928
U.S. Government Agency — 22.2%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,982,172	4,100,513
4.00%, 04/01/2048 to 01/01/2050	644,498	566,286
4.50%, 08/01/2048 to 08/01/2053	43,889,574	39,230,201
5.00%, 05/01/2053 to 06/01/2053	8,151,150	7,518,756
5.50%, 08/01/2053	951,296	903,055
6.00%, 01/01/2053	143,340	140,090
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,435,801	3,649,383
3.79%, 01/01/2029	1,800,000	1,652,368
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 07/01/2045 to 09/01/2050		$ 26,534,157	$ 23,257,156
6.00%, 01/01/2053		8,189,023	8,008,602
Government National Mtg. Assoc.
3.00%, November 30 TBA		2,700,000	2,224,995
3.00%, December 30 TBA		5,000,000	4,122,706
4.00%, December 30 TBA		4,300,000	3,780,977
Tennessee Valley Authority
3.88%, 03/15/2028		1,900,000	1,824,218
Uniform Mtg. Backed Securities
2.00%, December 30 TBA		7,100,000	5,220,719
2.50%, December 30 TBA		23,800,000	18,285,094
3.00%, December 30 TBA		34,700,000	27,794,231
3.50%, December 30 TBA		7,100,000	5,918,331
4.00%, December 30 TBA		3,400,000	2,938,875
4.50%, December 30 TBA		14,000,000	12,506,811
5.50%, December 30 TBA		10,900,000	10,336,266
6.00%, December 30 TBA		7,400,000	7,198,144
6.50%, December 30 TBA		3,000,000	2,979,830
			194,157,607
Total U.S. Government & Agency Obligations (cost $305,506,572)			266,152,535
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Banks — 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	391,790
Sovereign — 0.5%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	969,702
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	550,551
2.63%, 12/02/2040*	EUR	400,000	248,738
3.75%, 02/07/2034*	EUR	860,000	717,706
Republic of Panama
6.88%, 01/31/2036		300,000	282,237
Republic of Peru
3.30%, 03/11/2041		200,000	132,269
6.15%, 08/12/2032*	PEN	700,000	166,472
Republic of Poland
4.88%, 10/04/2033		400,000	370,305
United Mexican States
6.34%, 05/04/2053		500,000	437,111
United Mexican States TIPS
2.75%, 11/27/2031(8)	MXN	10,905,250	501,476
3.00%, 12/03/2026(8)	MXN	790,235	39,606
4.00%, 11/30/2028(8)	MXN	4,267,272	220,294
			4,636,467
Total Foreign Government Obligations (cost $6,097,654)			5,028,257
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	391,978
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	921,760

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	$ 300,000	$ 290,330
Total Municipal Securities (cost $2,082,865)		1,604,068
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,100.00)	144	383,040
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,525.00)	144	789,120
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,975.00)	144	1,817,280
Total Purchased Options (cost $3,190,760)		2,989,440
Total Long-Term Investment Securities (cost $483,052,792)		426,678,872
SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper — 7.4%
Amcor Flexibles North America 5.58%, 11/17/2023*	1,200,000	1,196,814
Ameren Corp. 5.60%, 11/20/2023*	3,200,000	3,190,216
American Electric Power Company, Inc. 5.60%, 12/12/2023*	2,600,000	2,583,061
Campbell Soup Co.
5.55%, 11/08/2023*	1,000,000	998,792
5.55%, 11/09/2023*	1,750,000	1,747,620
5.57%, 11/15/2023*	750,000	748,290
5.60%, 11/16/2023*	850,000	847,931
Crown Castle
6.00%, 11/28/2023*	1,800,000	1,791,822
6.00%, 12/12/2023*	2,600,000	2,582,182
Dominion Resources 5.60%, 12/11/2023*	1,300,000	1,291,813
Duke Energy Corp. 5.52%, 11/16/2023*	1,800,000	1,795,615
Enbridge, Inc. 5.52%, 11/07/2023*	1,300,000	1,298,579
Entergy Corp. 5.54%, 11/07/2023*	2,300,000	2,297,585
ERAC USA Finance LLC 5.55%, 11/10/2023*	2,400,000	2,396,369
Fidelity National Information Services, Inc.
5.55%, 11/02/2023*	1,000,000	999,699
5.55%, 11/15/2023*	1,800,000	1,795,896
Humana, Inc.
5.59%, 11/21/2023*	1,800,000	1,794,074
5.60%, 11/20/2023*	1,500,000	1,495,298
5.64%, 12/04/2023*	1,500,000	1,491,969
Intercontinental Exchange, Inc.
5.53%, 11/08/2023*	750,000	749,194
5.53%, 11/14/2023*	850,000	848,303
5.53%, 11/16/2023*	1,200,000	1,197,235
L3Harris Technologies, Inc.
5.59%, 11/07/2023*	2,800,000	2,797,044
5.60%, 11/08/2023*	500,000	499,396
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
LSEGA Financing PLC 5.52%, 11/21/2023*	$ 900,000	$ 897,068
Marriott International, Inc.
5.55%, 11/17/2023*	850,000	847,758
5.55%, 11/20/2023*	850,000	847,354
Medtronic Global Holdings 5.50%, 11/09/2023*	2,700,000	2,696,299
Microchip Technology, Inc. 5.60%, 11/07/2023*	1,800,000	1,798,043
NextEra Energy Capital Holdings, Inc.
5.60%, 11/15/2023*	2,700,000	2,693,841
5.63%, 12/06/2023*	1,400,000	1,392,199
Oracle Corp. 5.53%, 11/20/2023*	900,000	897,251
Penske Truck Leasing Co. 5.54%, 11/08/2023*	850,000	848,957
RTX Corp.
5.50%, 11/06/2023*	2,800,000	2,797,467
5.53%, 11/13/2023*	3,600,000	3,592,900
Sempra 5.55%, 11/13/2023*	1,500,000	1,497,036
Southern California Edison Co. 5.55%, 11/10/2023*	1,100,000	1,098,263
Verizon Communications, Inc.
5.56%, 12/11/2023*	3,600,000	3,577,114
5.56%, 12/12/2023*	1,100,000	1,092,834
Total Short-Term Investments (cost $65,017,894)		65,009,181
REPURCHASE AGREEMENTS — 77.8%
Agreement with Bank of America LLC, bearing interest at 5.37% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $208,731,131 and collateralized by $346,138,000 of United States Treasury Bonds, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $211,867,849	208,700,000	208,700,000
Agreement with Bank of America LLC, bearing interest at 5.34% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $600,089 and collateralized by $647,000 of United States Treasury Bonds, bearing interest at 4.50% due 08/15/2039 and having an approximate value of $614,171	600,000	600,000
Agreement with Goldman Sachs, bearing interest at 5.37% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $51,907,742 and collateralized by $58,877,167 of Government National Mortgage Association Bonds, bearing interest at 4.50% due 07/20/2052 and having an approximate value of $54,155,502	51,900,000	51,900,000

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with JPMorgan Chase Bank, bearing interest at 5.38% dated 10/31/2023, to be repurchased 11/02/2023 in the amount of $208,531,159 and collateralized by $181,010,985 of United States Treasury Bonds, bearing interest at 0.13% due 10/15/2026 and by $80,469,000 of United States Treasury Bonds, bearing interest at 2.00% due 08/15/2051 and having an approximate combined value of $212,220,359	$208,500,000	$ 208,500,000
Agreement with Toronto-Dominion Bank, bearing interest at 5.37% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $209,331,221 and collateralized by $24,060,000 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and by $300,195,000 of United States Treasury Bonds, bearing interest at 2.38% due 02/15/2042 and having an approximate combined value of $215,004,768	209,300,000	209,300,000
Total Repurchase Agreements (cost $679,000,000)		679,000,000
TOTAL INVESTMENTS (cost $1,227,070,686)	134.1%	1,170,688,053
Other assets less liabilities	(34.1)	(297,841,505)
NET ASSETS	100.0%	$872,846,548
FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Uniform Mtg. Backed Securities — (0.1%)
4.00%, November 30 TBA (proceeds $(1,217,563))	(1,400,000)	(1,209,250)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $136,062,987 representing 15.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2023.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ —	$ (30,312)	$ (30,312)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	783	(129,362)	(128,579)
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	(166,064)	1,919,094	1,753,030
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340	Annual	Annual	Feb 2030	—	(25,981)	(25,981)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(102,328)	1,449,678	1,347,350
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(628)	910,719	910,091
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	(12,383)	(12,383)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.370	Annual	Annual	Jul 2053	—	(32,217)	(32,217)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.900	Annual	Annual	Aug 2033	—	(10,166)	(10,166)
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.950	Annual	Annual	Sep 2033	—	(51,760)	(51,760)
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 4.165	Annual	Annual	Sep 2033	—	(27,172)	(27,172)
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.150	Annual	Annual	Oct 2033	—	(31,477)	(31,477)
								$(268,237)	$3,928,661	$3,660,424

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Credit Default Swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	CDX Investment Grade Index Series 41	0.795%	900,000	USD	900,000	1.000%	Quarterly	Dec 2028	$11,443	$(3,215)	$8,228
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Short	Japan 10 Year Bonds	December 2023	$12,524,474	$12,328,881	$ 195,593
29	Short	U.S. Treasury Long Bonds	December 2023	3,474,769	3,173,687	301,082
495	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	56,643,020	53,869,922	2,773,098
11	Short	U.S. Treasury Ultra Bonds	December 2023	1,377,131	1,238,187	138,944
						$3,408,717
						Unrealized (Depreciation)
529	Long	E-Mini Russell 2000 Index	December 2023	$ 49,231,771	$ 44,129,180	$ (5,102,591)
1,333	Long	MSCI EAFE Index	December 2023	140,559,305	131,573,766	(8,985,539)
1,078	Long	S&P 500 E-Mini Index	December 2023	244,547,074	227,040,275	(17,506,799)
114	Long	U.S. Treasury 10 Year Notes	December 2023	12,254,960	12,103,594	(151,366)
91	Long	U.S. Treasury 2 Year Notes	December 2023	18,491,604	18,420,390	(71,214)
446	Long	U.S. Treasury 5 Year Notes	December 2023	47,402,026	46,596,547	(805,479)
						$(32,622,988)
		Net Unrealized Appreciation (Depreciation)				$(29,214,271)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	618,361	USD	391,979	11/02/2023	$ —	$ (278)
	CAD	4,787,042	USD	3,463,102	12/04/2023	9,474	—
	CNH	11,915,302	USD	1,647,128	03/26/2024	7,487	—
	EUR	7,888,000	USD	8,340,038	11/02/2023	—	(6,257)
	GBP	2,150,459	USD	2,631,745	11/02/2023	17,971	—
	MXN	4,059,000	USD	221,651	11/01/2023	—	(3,486)
	USD	392,398	AUD	618,361	12/04/2023	265	—
	USD	3,463,102	CAD	4,789,123	11/02/2023	—	(9,571)
	USD	770,934	IDR	11,888,573,214	03/20/2024	—	(26,363)
	USD	468,248	INR	38,976,657	12/20/2023	—	(872)
						35,197	(46,827)
Barclays Bank PLC	CAD	3,926,734	USD	2,924,527	11/02/2023	92,883	—
	EUR	7,888,000	USD	8,321,524	12/04/2023	—	(35,459)
	GBP	2,150,459	USD	2,608,657	12/04/2023	—	(5,603)
	USD	770,030	AUD	1,207,000	11/02/2023	—	(4,370)
	USD	375,177	AUD	588,639	12/04/2023	—	(1,388)
	USD	8,310,797	EUR	7,888,000	11/02/2023	35,498	—
	USD	2,608,191	GBP	2,150,459	11/02/2023	5,583	—
	USD	638	THB	23,093	12/20/2023	8	—
						133,972	(46,820)
Citibank, N.A.	BRL	3,798,971	USD	748,713	11/03/2023	—	(4,789)
	MXN	4,248,149	USD	234,199	12/14/2023	159	—
	MXN	4,743,516	USD	258,226	01/31/2024	—	(991)
	PEN	1,294,642	USD	348,247	11/07/2023	11,301	—
	PEN	1,294,642	USD	335,678	12/20/2023	—	(690)
	USD	779,101	BRL	3,798,971	11/03/2023	—	(25,598)
	USD	748,713	BRL	3,840,450	02/02/2024	5,004	—
	USD	302,502	INR	25,201,738	12/20/2023	—	(304)
	USD	3,881,567	JPY	558,370,272	11/15/2023	—	(190,276)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,005	MXN	35,688	12/14/2023	$ —	$ (39)
	USD	336,314	PEN	1,294,642	11/07/2023	631	—
	USD	745,004	THB	26,910,364	12/20/2023	6,919	—
						24,014	(222,687)
Goldman Sachs International	BRL	6,439	USD	1,273	11/03/2023	—	(4)
	BRL	6,509	USD	1,274	02/02/2024	—	(3)
	CAD	852,000	USD	620,610	11/02/2023	6,216	—
	CNH	2,049,918	USD	284,111	03/26/2024	2,026	—
	MXN	608,000	USD	33,227	11/01/2023	—	(497)
	MXN	4,096,000	USD	222,979	11/17/2023	—	(3,692)
	TWD	60,951,944	USD	1,934,000	12/20/2023	51,084	—
	USD	1,274	BRL	6,439	11/03/2023	3	—
	USD	701,347	MXN	12,167,022	12/14/2023	—	(31,038)
	USD	218	MXN	4,002	01/31/2024	—	—
	USD	775,858	NOK	8,280,000	11/15/2023	—	(34,358)
						59,329	(69,592)
Unrealized Appreciation (Depreciation)						$252,512	$(385,926)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PEN—Peruvian Sol
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$73,950,634	$—	$73,950,634
Asset Backed Securities	—	38,835,750	—	38,835,750
Collateralized Mortgage Obligations:
Commercial and Residential	—	28,313,605	672,803	28,986,408
Other Industries	—	9,131,780	—	9,131,780
U.S. Government & Agency Obligations	—	266,152,535	—	266,152,535
Foreign Government Obligations	—	5,028,257	—	5,028,257
Municipal Securities	—	1,604,068	—	1,604,068
Purchased Options	2,989,440	—	—	2,989,440
Short-Term Investments	—	65,009,181	—	65,009,181
Repurchase Agreements	—	679,000,000	—	679,000,000
Total Investments at Value	$2,989,440	$1,167,025,810	$672,803	$1,170,688,053
Other Financial Instruments:†
Swaps	$—	$4,279,491	$—	$4,279,491
Futures Contracts	3,408,717	—	—	3,408,717
Forward Foreign Currency Contracts	—	252,512	—	252,512
Total Other Financial Instruments	$3,408,717	$4,532,003	$—	$7,940,720
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$1,209,250	$—	$1,209,250
Other Financial Instruments:†
Swaps	$—	$354,045	$—	$354,045
Futures Contracts	32,622,988	—	—	32,622,988
Forward Foreign Currency Contracts	—	385,926	—	385,926
Total Other Financial Instruments	$32,622,988	$739,971	$—	$33,362,959
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.7%
Aerospace/Defense — 0.5%
Rolls-Royce PLC
5.75%, 10/15/2027*	$1,237,000	$ 1,172,150
Airlines — 1.6%
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	348,683
11.75%, 07/15/2025*	750,000	794,624
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	1,439,163	1,063,354
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	669,738
4.63%, 04/15/2029*	1,140,000	962,962
		3,839,361
Auto Manufacturers — 1.6%
Ford Motor Co.
4.75%, 01/15/2043	1,206,000	837,726
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,032,904
4.95%, 05/28/2027	1,143,000	1,072,130
5.11%, 05/03/2029	993,000	903,785
		3,846,545
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,131,291
Chemicals — 2.3%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,752,000	1,439,619
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,290,068
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	958,211
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,191,575
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,396,000	587,816
		5,467,289
Commercial Services — 5.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,055,000	862,895
Deluxe Corp.
8.00%, 06/01/2029*	1,694,000	1,340,377
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	549,407
6.00%, 06/01/2029*	660,000	503,127
9.50%, 11/01/2027*	738,000	670,619
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	346,000	341,623
Metis Merger Sub LLC
6.50%, 05/15/2029*	839,000	685,586
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	850,000	761,886
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,327,108
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,255,148
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Sotheby's
7.38%, 10/15/2027*	$1,380,000	$ 1,232,458
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	1,228,000	979,195
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,251,003
Upbound Group, Inc.
6.38%, 02/15/2029*	1,500,000	1,290,000
		13,050,432
Computers — 2.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,447,300
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	1,715,948
NCR Voyix Corp.
5.13%, 04/15/2029*	724,000	622,580
NCR Atleos Escrow Corp.
9.50%, 04/01/2029*	636,000	623,426
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	883,695
		5,292,949
Cosmetics/Personal Care — 0.9%
Coty, Inc.
5.00%, 04/15/2026*	1,201,000	1,147,399
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,095,000	915,694
		2,063,093
Diversified Financial Services — 6.1%
AG Issuer LLC
6.25%, 03/01/2028*	1,115,000	1,026,489
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,657,000	1,405,792
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,552,281
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,027,175
6.88%, 04/15/2030*	305,000	274,500
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,076,000	1,479,150
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,182,000	271,860
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,224,000	1,202,287
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,252,000	1,187,534
goeasy, Ltd.
4.38%, 05/01/2026*	863,000	779,720
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,005,929
LPL Holdings, Inc.
4.00%, 03/15/2029*	1,114,000	957,891
NFP Corp.
4.88%, 08/15/2028*	402,000	351,978
8.50%, 10/01/2031*	853,000	838,709
OneMain Finance Corp.
5.38%, 11/15/2029	1,380,000	1,134,686
		14,495,981
Electric — 3.5%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,214,180

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Calpine Corp.
3.75%, 03/01/2031*	$ 732,000	$ 583,265
5.00%, 02/01/2031*	995,000	802,545
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	303,742
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,097,997
5.25%, 06/15/2029*	1,909,000	1,684,235
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,211,632
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,442,618
		8,340,214
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	885,563
Electronics — 1.1%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,316,407
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,250,485
		2,566,892
Engineering & Construction — 0.6%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,326,584
Entertainment — 1.9%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,189,485
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,392,201
Ontario Gaming GTA LP
8.00%, 08/01/2030*	870,000	850,457
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,070,000	932,002
		4,364,145
Environmental Control — 0.9%
Covanta Holding Corp.
4.88%, 12/01/2029*	305,000	237,900
5.00%, 09/01/2030	853,000	659,805
Enviri Corp.
5.75%, 07/31/2027*	1,558,000	1,316,902
		2,214,607
Food — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	852,862
5.88%, 02/15/2028*	847,000	811,340
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,875,570
Performance Food Group, Inc.
5.50%, 10/15/2027*	835,000	780,787
Post Holdings, Inc.
4.50%, 09/15/2031*	985,000	796,998
Security Description	Shares or Principal Amount	Value

Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	$ 987,000	$ 801,760
		5,919,317
Forest Products & Paper — 0.3%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	795,006
Healthcare-Products — 0.8%
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,039,414
5.25%, 10/01/2029*	961,000	818,024
		1,857,438
Healthcare-Services — 3.8%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	3,206,000	2,604,662
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,145,000
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,246,431
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	1,315,000	1,087,387
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,475,000	1,203,039
Select Medical Corp.
6.25%, 08/15/2026*	1,849,000	1,798,374
		9,084,893
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	400,065
5.25%, 12/15/2027*	958,000	860,725
		1,260,790
Insurance — 1.3%
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,115,017
NMI Holdings, Inc.
7.38%, 06/01/2025*	920,000	920,952
Ryan Specialty LLC
4.38%, 02/01/2030*	1,134,000	971,305
		3,007,274
Internet — 2.4%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	474,000	373,275
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,670,000	1,578,150
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	425,372
7.13%, 09/30/2030*	845,000	822,059
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,168,000	859,180
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,621,820
		5,679,856
Iron/Steel — 1.9%
ATI, Inc.
4.88%, 10/01/2029	1,080,000	919,748
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	594,017

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Commercial Metals Co.
3.88%, 02/15/2031	$1,210,000	$ 980,845
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,000,090
8.50%, 05/01/2030*	371,000	355,199
9.25%, 10/01/2028*	666,000	666,000
		4,515,899
Leisure Time — 3.6%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	2,902,694
6.00%, 05/01/2029*	1,133,000	957,155
10.50%, 06/01/2030*	620,000	629,066
NCL Corp., Ltd.
5.88%, 03/15/2026*	480,000	430,800
7.75%, 02/15/2029*	508,000	443,377
8.13%, 01/15/2029*	1,450,000	1,416,641
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,523,778
5.50%, 04/01/2028*	319,000	290,881
		8,594,392
Lodging — 1.7%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,073,794
5.00%, 06/01/2029*	380,000	318,249
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,310,816
5.75%, 07/21/2028*	504,000	425,692
Travel & Leisure Co.
6.00%, 04/01/2027	859,000	802,302
		3,930,853
Media — 7.4%
Altice Financing SA
5.00%, 01/15/2028*	1,834,000	1,491,531
5.75%, 08/15/2029*	636,000	491,824
Belo Corp.
7.25%, 09/15/2027	422,000	402,162
7.75%, 06/01/2027	984,000	963,302
Block Communications, Inc.
4.88%, 03/01/2028*	1,240,000	1,018,176
Cable One, Inc.
4.00%, 11/15/2030*	1,008,000	750,960
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	811,457
5.00%, 02/01/2028*	1,161,000	1,042,505
5.38%, 06/01/2029*	1,515,000	1,326,048
6.38%, 09/01/2029*	1,745,000	1,597,021
CSC Holdings LLC
4.63%, 12/01/2030*	2,285,000	1,158,774
5.75%, 01/15/2030*	1,713,000	896,190
Paramount Global
6.38%, 03/30/2062	945,000	695,463
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	2,251,000	1,914,323
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,648,681
7.38%, 06/30/2030*	424,000	373,336
Security Description	Shares or Principal Amount	Value

Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031*	$1,029,000	$ 821,574
		17,403,327
Mining — 1.1%
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/15/2027*	1,409,000	1,268,678
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,248,256
		2,516,934
Oil & Gas — 6.5%
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,139,493
Civitas Resources, Inc.
5.00%, 10/15/2026*	350,000	327,483
8.38%, 07/01/2028*	450,000	452,773
8.63%, 11/01/2030*	272,000	276,849
8.75%, 07/01/2031*	1,025,000	1,034,498
Comstock Resources, Inc.
5.88%, 01/15/2030*	990,000	846,460
6.75%, 03/01/2029*	158,000	143,784
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,322,425
9.25%, 02/15/2028*	326,000	328,334
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,275,170
9.88%, 07/15/2031*	611,000	657,980
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	576,179
6.00%, 02/01/2031*	1,308,000	1,145,773
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	993,860
Rockcliff Energy II LLC
5.50%, 10/15/2029*	483,000	435,948
Southwestern Energy Co.
5.38%, 03/15/2030	765,000	701,694
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,694,000	1,562,715
Valaris, Ltd.
8.38%, 04/30/2030*	1,112,000	1,091,150
Vital Energy, Inc.
9.75%, 10/15/2030	645,000	632,120
10.13%, 01/15/2028	437,000	438,152
		15,382,840
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	260,979
6.88%, 04/01/2027*	934,000	897,907
		1,158,886
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	750,084
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,330,802
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,102,575
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,067,963
9.50%, 11/01/2028*	58,000	56,055

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$1,241,000	$ 1,095,920
		5,403,399
Pharmaceuticals — 1.9%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	1,118,000	1,052,111
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,199,000	818,318
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	743,697
5.13%, 04/30/2031*	961,000	750,461
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/2029	1,042,000	1,027,514
		4,392,101
Pipelines — 8.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,369,675
Buckeye Partners LP
4.50%, 03/01/2028*	746,000	649,020
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	671,842
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	193,185
7.50%, 06/01/2027 to 06/01/2030*	702,000	689,848
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	650,000	635,013
8.00%, 01/15/2027	848,000	814,294
8.88%, 04/15/2030	1,662,000	1,606,665
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,874,260
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	2,105,000	1,948,567
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,764,000	1,667,155
8.88%, 07/15/2028*	594,000	597,164
ITT Holdings LLC
6.50%, 08/01/2029*	2,110,000	1,764,487
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,732,721
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	1,000,531
NuStar Logistics LP
5.75%, 10/01/2025	593,000	573,898
6.38%, 10/01/2030	367,000	339,475
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,066,000	887,102
		19,014,902
Real Estate — 1.5%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,778,000	1,621,661
8.88%, 09/01/2031*	123,000	116,615
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	734,910
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,027,140
		3,500,326
Security Description	Shares or Principal Amount	Value

REITS — 3.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	$1,900,000	$ 1,454,366
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,795,645
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,486,843
Service Properties Trust
4.75%, 10/01/2026	1,090,000	926,809
5.25%, 02/15/2026	327,000	292,452
5.50%, 12/15/2027	130,000	109,753
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	260,000	229,598
4.38%, 01/15/2027*	514,000	440,966
4.75%, 03/15/2025	900,000	861,207
		7,597,639
Retail — 5.1%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,245,841
CEC Entertainment LLC
6.75%, 05/01/2026*	1,299,000	1,213,176
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	779,113
eG Global Finance PLC
6.75%, 02/07/2025*	1,541,000	1,524,665
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,427,370
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,228,821
LBM Acquisition LLC
6.25%, 01/15/2029*	1,762,000	1,391,980
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,053,589
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,160,598
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	1,100,000	1,023,364
		12,048,517
Semiconductors — 0.5%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,262,483
Software — 2.3%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,229,000	1,192,130
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	316,000	312,123
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	859,816
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	1,561,000	1,310,476
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	830,047
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,905,000	835,032
		5,339,624

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 3.5%
Altice France SA
5.13%, 07/15/2029*	$1,190,000	$ 814,747
5.50%, 10/15/2029*	2,012,000	1,384,056
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,622,000	1,512,574
Iliad Holding SASU
7.00%, 10/15/2028*	1,720,000	1,556,518
Sable International Finance, Ltd.
5.75%, 09/07/2027*	845,000	765,724
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	937,927
Viasat, Inc.
7.50%, 05/30/2031*	2,005,000	1,312,373
		8,283,919
Transportation — 0.7%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,750,000	1,544,375
Trucking & Leasing — 0.7%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,594,103
Total Corporate Bonds & Notes (cost $249,156,015)		221,146,189
COMMON STOCKS — 3.8%
Oil Field Machinery & Equipment — 3.8%
Hi-Crush, Inc.(1)(2) (cost $870,429)	142	9,056,760
Total Long-Term Investment Securities (cost $250,026,444)		230,202,949
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.47%(3) (cost $1,627,767)	1,627,324	$ 1,627,812
TOTAL INVESTMENTS (cost $251,654,211)	98.2%	231,830,761
Other assets less liabilities	1.8	4,296,074
NET ASSETS	100.0%	$236,126,835
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $191,155,641 representing 81.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$24,471
	12/22/2021	141	845,958
		142	870,429	$9,056,760	$63,780.00	3.8%
(3)	The rate shown is the 7-day yield as of October 31, 2023.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$221,146,189	$—	$221,146,189
Common Stocks	—	—	9,056,760	9,056,760
Short-Term Investments	1,627,812	—	—	1,627,812
Total Investments at Value	$1,627,812	$221,146,189	$9,056,760	$231,830,761
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks
Balance as of January 31, 2023	$0	$5,497,104
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	(2,172,385)	—
Change in unrealized appreciation(1)	2,172,385	3,559,656
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	(0)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of October 31, 2023	$—	$9,056,760
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2023 includes:
Loans	Common Stocks
$—	$3,559,656
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2023.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at October 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$9,056,760	Market Approach	EBITDA Multiple*	3.2x
			Discount for Lack of Marketability	10.0%
			Discount for Uncertainty	20.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 6.6%
ANZ Group Holdings, Ltd.	410,662	$ 6,479,459
Mirvac Group	2,214,619	2,590,341
Qantas Airways, Ltd.†	1,029,185	3,231,133
QBE Insurance Group, Ltd.	665,931	6,621,143
Telstra Group, Ltd.	528,532	1,283,203
		20,205,279
Canada — 3.0%
Magna International, Inc.	54,530	2,620,428
Suncor Energy, Inc.	202,548	6,559,532
		9,179,960
Finland — 0.4%
Fortum Oyj	92,974	1,107,092
France — 15.2%
Alstom SA	117,141	1,583,949
AXA SA	220,406	6,541,226
BNP Paribas SA	99,814	5,736,173
Cie de Saint-Gobain SA	62,945	3,438,206
Sanofi SA	115,447	10,536,457
TotalEnergies SE	76,347	5,113,222
Veolia Environnement SA	213,838	5,864,336
Vinci SA	69,889	7,728,345
		46,541,914
Germany — 6.8%
Deutsche Post AG	94,294	3,664,938
Deutsche Telekom AG	224,025	4,854,495
LANXESS AG	80,082	1,830,683
Muenchener Rueckversicherungs-Gesellschaft AG	9,216	3,690,390
Siemens AG	51,839	6,854,753
		20,895,259
Ireland — 5.1%
AIB Group PLC	1,627,168	7,045,953
Cairn Homes PLC †	1,748,528	2,065,052
CRH PLC	97,458	5,261,159
Kerry Group PLC, Class A	7,504	581,360
Kerry Group PLC, Class A (LSE)	9,593	755,246
		15,708,770
Japan — 22.8%
Ajinomoto Co., Inc.	94,000	3,438,895
Asahi Group Holdings, Ltd.	60,500	2,184,138
Asics Corp.	51,100	1,617,948
Hoya Corp.	36,900	3,549,652
ITOCHU Corp.	115,600	4,165,071
KDDI Corp.	64,100	1,912,204
Minebea Mitsumi, Inc.	212,900	3,337,957
Mitsubishi Corp.	188,100	8,758,735
Mizuho Financial Group, Inc.	123,390	2,097,673
Nippon Telegraph & Telephone Corp.	6,121,800	7,175,317
ORIX Corp.	205,200	3,727,385
Pan Pacific International Holdings Corp.	141,800	2,777,336
Panasonic Holdings Corp.	239,300	2,092,195
Renesas Electronics Corp.†	313,100	4,115,703
Seven & i Holdings Co., Ltd.	54,300	1,976,600
Sony Group Corp.	42,400	3,509,186
Sumitomo Mitsui Financial Group, Inc.	201,700	9,684,061
Yamaha Motor Co., Ltd.	161,800	3,945,182
		70,065,238
Security Description	Shares or Principal Amount	Value

Jersey — 2.5%
Ferguson PLC	21,622	$ 3,248,159
Glencore PLC	857,940	4,532,767
		7,780,926
Netherlands — 5.6%
ASR Nederland NV	86,992	3,241,788
ING Groep NV	755,883	9,692,548
Koninklijke Ahold Delhaize NV	146,708	4,342,956
		17,277,292
Norway — 0.9%
DNB Bank ASA	158,232	2,853,266
Singapore — 1.4%
DBS Group Holdings, Ltd.	173,308	4,167,013
Spain — 1.1%
CaixaBank SA	853,320	3,465,087
Switzerland — 4.0%
Partners Group Holding AG	3,527	3,736,455
UBS Group AG	366,890	8,570,631
		12,307,086
United Kingdom — 22.9%
Anglo American PLC	158,377	4,042,784
Ashtead Group PLC	42,621	2,441,379
AstraZeneca PLC	42,122	5,265,068
BAE Systems PLC	287,959	3,865,970
BP PLC	1,129,810	6,896,736
Coca-Cola Europacific Partners PLC	80,798	4,727,491
Compass Group PLC	98,919	2,495,986
HSBC Holdings PLC	1,199,379	8,641,511
Imperial Brands PLC	133,873	2,854,474
JD Sports Fashion PLC	1,993,550	3,092,480
Prudential PLC	435,981	4,573,552
Quilter PLC*	1,172,096	1,145,721
Shell PLC	302,918	9,735,280
SSE PLC	207,776	4,137,083
Unilever PLC	67,332	3,188,348
Vodafone Group PLC	3,375,129	3,116,459
		70,220,322
Total Long-Term Investment Securities (cost $283,147,211)		301,774,504
SHORT-TERM INVESTMENTS — 1.6%
Sovereign — 1.5%
Federal Home Loan Bank 5.20%, 11/01/2023	$4,603,000	4,603,000

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.1%
United States Treasury Bills
5.30%, 01/23/2024	$ 200,000	$ 197,548
Total Short-Term Investments (cost $4,800,557)		4,800,548
TOTAL INVESTMENTS (cost $287,947,768)	99.9%	306,575,052
Other assets less liabilities	0.1	450,715
NET ASSETS	100.0%	$307,025,767
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $1,145,721 representing 0.4% of net assets.
LSE—London Stock Exchange
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	230,658	01/17/2024	$ 2,038	$ —
	EUR	3,394,500	USD	3,663,582	12/20/2023	63,855	—
	USD	17,554	AUD	27,700	01/17/2024	62	—
	USD	2,323,231	CHF	2,045,500	12/20/2023	—	(62,404)
	USD	922,101	JPY	129,709,700	11/15/2023	—	(64,613)
						65,955	(127,017)
Barclays Bank PLC	GBP	2,113,100	USD	2,632,602	12/20/2023	63,265	—
	USD	2,854,891	EUR	2,699,100	12/20/2023	7,393	—
	USD	591,874	ILS	2,274,700	01/17/2024	—	(26,399)
	USD	495,238	SEK	5,471,100	12/20/2023	—	(3,946)
						70,658	(30,345)
Citibank, N.A.	CAD	1,700,700	USD	1,238,343	01/17/2024	10,249	—
	JPY	217,103,200	USD	1,454,199	11/15/2023	18,967	—
	USD	1,448,870	CHF	1,275,100	12/20/2023	—	(39,542)
	USD	2,091,685	DKK	14,441,700	12/20/2023	—	(38,698)
						29,216	(78,240)
Goldman Sachs International	GBP	3,353,500	USD	4,177,421	12/20/2023	99,872	—
	USD	531,839	AUD	839,200	01/17/2024	1,854	—
	USD	674,372	ILS	2,590,600	01/17/2024	—	(30,366)
	USD	648,214	NOK	6,921,500	12/20/2023	—	(27,732)
						101,726	(58,098)
HSBC Bank PLC	CAD	641,200	USD	467,172	01/17/2024	4,155	—
	EUR	856,000	USD	921,391	12/20/2023	13,638	—
	GBP	1,490,300	USD	1,856,650	12/20/2023	44,581	—
	USD	929,865	AUD	1,468,100	01/17/2024	3,780	—
	USD	355,939	CAD	488,100	01/17/2024	—	(3,476)
	USD	116,225	CHF	102,300	12/20/2023	—	(3,155)
						66,154	(6,631)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	653,503	01/17/2024	5,698	—
	EUR	1,300,000	USD	1,369,083	12/20/2023	—	(9,513)
	USD	938,641	JPY	132,080,900	11/15/2023	—	(65,477)
	USD	525,871	NZD	890,000	01/17/2024	—	(7,222)
	USD	1,120,563	SGD	1,495,900	11/15/2023	—	(27,370)
						5,698	(109,582)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co. International PLC	CAD	130,500	USD	95,065	01/17/2024	$ 829	$ —
	CHF	1,171,700	USD	1,328,304	12/20/2023	33,261	—
	EUR	2,266,800	USD	2,448,892	12/20/2023	45,044	—
	GBP	969,900	USD	1,204,378	12/20/2023	25,068	—
	SGD	830,800	USD	608,756	11/15/2023	1,613	—
	USD	2,355,047	JPY	349,857,300	11/15/2023	—	(42,200)
						105,815	(42,200)
Natwest Markets PLC	USD	6,114,398	CHF	5,381,000	12/20/2023	—	(166,948)
	USD	5,192,937	SEK	57,359,100	12/20/2023	—	(42,229)
						—	(209,177)
State Street Bank & Trust Company	CAD	2,689,400	USD	1,959,256	01/17/2024	17,211	—
	EUR	2,811,400	USD	3,008,352	12/20/2023	26,978	—
	GBP	2,785,600	USD	3,470,551	12/20/2023	83,516	—
	HKD	6,747,100	USD	863,057	11/15/2023	587	—
	SEK	9,787,000	USD	879,106	12/20/2023	257	—
	USD	258,161	AUD	407,500	01/17/2024	991	—
	USD	950,460	CHF	836,400	12/20/2023	—	(26,013)
	USD	3,763,385	HKD	29,323,900	11/15/2023	—	(14,960)
	USD	918,987	ILS	3,531,300	01/17/2024	—	(41,129)
	USD	1,867,425	JPY	271,931,800	11/15/2023	—	(69,730)
	USD	1,616,817	SEK	17,863,000	12/20/2023	—	(12,763)
						129,540	(164,595)
Toronto Dominion Bank	CAD	1,812,400	USD	1,320,366	01/17/2024	11,612	—
	USD	604,265	AUD	954,000	01/17/2024	2,435	—
	USD	3,728,092	HKD	29,050,700	11/15/2023	—	(14,590)
	USD	1,315,584	SEK	14,531,000	12/20/2023	—	(10,736)
						14,047	(25,326)
UBS AG	CAD	3,033,700	USD	2,210,132	01/17/2024	19,464	—
	EUR	603,400	USD	641,326	12/20/2023	1,445	—
	USD	990,434	CHF	886,500	12/20/2023	—	(10,614)
	USD	451,205	HKD	3,516,000	11/15/2023	—	(1,761)
						20,909	(12,375)
Westpac Banking Corp.	CAD	1,632,300	USD	1,188,973	01/17/2024	10,272	—
Unrealized Appreciation (Depreciation)						$619,990	$(863,586)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	22.4%
Oil & Gas	9.3
Insurance	8.0
Telecommunications	5.9
Distribution/Wholesale	5.3
Pharmaceuticals	5.2
Food	3.5
Building Materials	2.8
Mining	2.8
Miscellaneous Manufacturing	2.7
Engineering & Construction	2.5
Electronics	2.3
Beverages	2.2

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Retail	1.9%
Water	1.9
Home Furnishings	1.8
Electric	1.8
Diversified Financial Services	1.6
Short-Term Investments	1.6
Semiconductors	1.3
Leisure Time	1.3
Aerospace/Defense	1.3
Private Equity	1.2
Transportation	1.2
Airlines	1.1
Cosmetics/Personal Care	1.0
Agriculture	0.9
Auto Parts & Equipment	0.9
REITS	0.8
Food Service	0.8
Commercial Services	0.8
Home Builders	0.7
Chemicals	0.6
Apparel	0.5
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$9,179,960	$—	$—	$9,179,960
United Kingdom	4,727,491	65,492,831	—	70,220,322
Other Countries	—	222,374,222	—	222,374,222
Short-Term Investments	—	4,800,548	—	4,800,548
Total Investments at Value	$13,907,451	$292,667,601	$—	$306,575,052
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$619,990	$—	$619,990
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$863,586	$—	$863,586
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 38.4%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	$ 325,742
Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	347,000	334,202
British Virgin Islands — 0.5%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,155,976
Canada — 1.5%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	737,157
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	624,391
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	108,075
Magna International, Inc.
5.50%, 03/21/2033	1,693,000	1,614,913
Rogers Communications, Inc.
4.55%, 03/15/2052	4,548,000	3,145,620
		6,230,156
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	286,399
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,022,319
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	744,689
Germany — 0.6%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	908,176
6.72%, 01/18/2029	349,000	342,559
7.08%, 02/10/2034	303,000	266,917
7.15%, 07/13/2027	1,008,000	1,007,304
		2,524,956
Ireland — 1.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,149,986
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	2,318,000	1,794,569
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,907,004
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	808,798
		7,660,357
Italy — 0.8%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,457,548
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	198,754
Security Description	Shares or Principal Amount	Value

Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	$ 1,213,000	$ 1,041,799
Singapore — 0.2%
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	855,000	817,219
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	729,375
Switzerland — 1.6%
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,425,735
3.09%, 05/14/2032*	4,619,000	3,552,727
		6,978,462
United Kingdom — 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,076,238
2.88%, 03/17/2031*	1,169,000	906,582
Barclays PLC
5.50%, 08/09/2028	864,000	819,362
		3,802,182
United States — 29.4%
AES Corp.
2.45%, 01/15/2031	1,179,000	885,928
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,526,557
4.75%, 04/15/2035	390,000	329,874
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,596,459
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,274,879
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	832,332
4.85%, 03/01/2039	990,000	807,642
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	1,846,544
2.88%, 10/22/2030	2,582,000	2,112,891
4.38%, 01/27/2027(1)	2,251,000	1,816,785
5.29%, 04/25/2034	1,683,000	1,520,070
Bank of New York Mellon Corp.
4.97%, 04/26/2034	1,757,000	1,576,622
6.32%, 10/25/2029	880,000	886,808
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	973,879
Boeing Co.
3.95%, 08/01/2059	863,000	531,540
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,694,560
3.40%, 06/21/2029	750,000	607,150
BP Capital Markets America, Inc.
4.81%, 02/13/2033	871,000	795,825
Capital One Financial Corp.
5.47%, 02/01/2029	354,000	329,123
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	809,532
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,613,963
3.90%, 06/01/2052	699,000	394,550
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	609,920

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Cigna Corp.
2.38%, 03/15/2031	$ 2,535,000	$ 1,974,307
Citigroup, Inc.
2.57%, 06/03/2031	2,075,000	1,624,837
3.79%, 03/17/2033	967,000	785,030
Comcast Corp.
2.89%, 11/01/2051	1,328,000	733,411
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	346,194
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	724,852
4.38%, 01/15/2028	812,000	748,125
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,590,152
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	750,000	729,981
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	928,429
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	2,802,678
Discover Financial Services
6.70%, 11/29/2032	824,000	763,361
8.14%, 11/02/2034	877,000	870,893
Discovery Communications LLC
3.95%, 03/20/2028	561,000	506,675
Dollar General Corp.
5.45%, 07/05/2033	873,000	797,222
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	193,562
Energy Transfer LP
4.40%, 03/15/2027	712,000	670,615
5.25%, 04/15/2029	750,000	711,803
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,814,417
5.70%, 04/01/2028	338,000	328,806
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	888,425
3.90%, 04/15/2032	508,000	422,768
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,349,932
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	843,655
Estee Lauder Cos., Inc.
4.65%, 05/15/2033	488,000	443,634
Fifth Third Bancorp
6.34%, 07/27/2029	202,000	195,657
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,078,810
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	379,751
HCA, Inc.
4.63%, 03/15/2052	1,277,000	889,042
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,837,098
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	278,013
Highwoods Realty LP
4.20%, 04/15/2029	439,000	368,717
JPMorgan Chase & Co.
1.95%, 02/04/2032	1,327,000	985,824
3.65%, 06/01/2026(1)	1,480,000	1,283,861
3.70%, 05/06/2030	1,000,000	877,353
Security Description	Shares or Principal Amount	Value

United States (continued)
Kimco Realty OP LLC
6.40%, 03/01/2034	$ 1,001,000	$ 982,654
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,468,337
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	465,294
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,706,234
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	613,559
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,595,191
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	734,572
Morgan Stanley
1.93%, 04/28/2032	4,407,000	3,192,247
5.25%, 04/21/2034	1,006,000	906,415
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,793,069
MPLX LP
4.50%, 04/15/2038	750,000	584,291
4.95%, 03/14/2052	1,037,000	768,529
5.00%, 03/01/2033	515,000	456,049
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	1,958,531
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	1,921,978
ONEOK, Inc.
4.35%, 03/15/2029	250,000	227,166
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,236,717
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	254,231
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	456,635
2.82%, 07/15/2046	853,000	532,400
Phillips 66 Co.
3.75%, 03/01/2028	1,789,000	1,647,631
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	486,944
9.25%, 07/20/2028	714,000	711,228
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	425,796
3.80%, 09/15/2030	417,000	351,403
4.70%, 06/15/2044	2,553,000	1,787,461
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	635,000	558,764
5.58%, 06/12/2029	737,000	705,647
6.20%, 09/15/2027(1)	483,000	429,718
6.88%, 10/20/2034	960,000	959,421
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	548,406
QUALCOMM, Inc.
5.40%, 05/20/2033	1,580,000	1,541,699
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	696,885
3.05%, 10/01/2041	259,000	155,252
Realty Income Corp.
4.90%, 07/15/2033	886,000	787,526
Republic Services, Inc.
1.45%, 02/15/2031	686,000	504,358
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,787,263

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,462,000	$ 1,345,220
Sempra Energy
3.80%, 02/01/2038	887,000	661,416
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	919,902
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	667,355
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	857,044
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,322,604
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,798,694
5.25%, 05/15/2033	135,000	123,580
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	2,943,689
5.87%, 06/08/2034	873,000	794,169
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,046,891
US Bancorp
4.84%, 02/01/2034	460,000	393,047
5.84%, 06/12/2034	1,034,000	952,384
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,131,619
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,709,416
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	792,000	586,657
5.14%, 03/15/2052	3,547,000	2,509,916
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,775,332
3.35%, 03/02/2033	1,269,000	999,168
3.90%, 03/15/2026(1)	2,066,000	1,789,487
4.90%, 07/25/2033	1,658,000	1,457,304
5.39%, 04/24/2034	478,000	432,712
Westlake Corp.
3.38%, 06/15/2030	385,000	320,026
Xylem, Inc.
2.25%, 01/30/2031	680,000	525,561
		124,144,017
Total Corporate Bonds & Notes (cost $194,645,829)		162,454,152
COMMON STOCKS — 37.2%
Australia — 0.3%
Allkem, Ltd.†	5,343	32,777
ANZ Group Holdings, Ltd.	2,383	37,599
Aristocrat Leisure, Ltd.	895	22,205
BHP Group, Ltd. (ASE)	5,220	149,024
BHP Group, Ltd. (LSE)	1,041	29,629
Commonwealth Bank of Australia	903	55,459
CSL, Ltd.	278	41,160
Endeavour Group, Ltd.	6,814	21,458
Fortescue Metals Group, Ltd.	5,716	81,172
IGO, Ltd.	3,466	21,185
Iluka Resources, Ltd.	3,957	18,603
Macquarie Group, Ltd.	391	40,323
Mineral Resources, Ltd.	818	30,351
National Australia Bank, Ltd.	2,201	39,467
Pilbara Minerals, Ltd.	20,146	47,624
Rio Tinto, Ltd.	1,966	147,058
Security Description	Shares or Principal Amount	Value

Australia (continued)
South32, Ltd.	16,812	$ 35,755
Wesfarmers, Ltd.	1,190	38,493
Westpac Banking Corp.	2,178	28,658
Woodside Energy Group, Ltd.	4,052	88,044
Woolworths Group, Ltd.	1,291	28,905
		1,034,949
Austria — 0.2%
Erste Group Bank AG	26,196	936,276
OMV AG	796	34,875
		971,151
Belgium — 0.1%
Anheuser-Busch InBev SA NV	909	51,711
KBC Group NV	1,838	101,175
Solvay SA, Class A	328	34,646
		187,532
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,507	130,627
Assured Guaranty, Ltd.	612	38,189
AutoStore Holdings, Ltd.*†	25,462	28,103
Essent Group, Ltd.	1,220	57,633
Everest Group, Ltd.	338	133,719
		388,271
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	249,447	549,187
Canada — 0.5%
Agnico Eagle Mines, Ltd.	720	33,769
ARC Resources, Ltd.	3,861	62,116
Bank of Montreal	991	74,885
Bank of Nova Scotia	788	31,906
BCE, Inc.	785	29,141
Brookfield Asset Management, Ltd., Class A	478	13,702
Brookfield Corp.	944	27,502
Canadian National Railway Co.	1,471	155,644
Canadian Natural Resources, Ltd.	3,152	200,155
Canadian Pacific Kansas City, Ltd.	1,524	108,205
Cenovus Energy, Inc.	1,060	20,195
Constellation Software, Inc.	52	104,244
Dollarama, Inc.	2,355	160,821
Enbridge, Inc.	1,376	44,096
Fairfax Financial Holdings, Ltd.	86	71,568
Franco-Nevada Corp.	163	19,829
Imperial Oil, Ltd.	1,195	68,102
Keyera Corp.	1,264	29,395
Loblaw Cos., Ltd.	492	40,240
Manulife Financial Corp.	8,393	146,102
Parex Resources, Inc.	1,257	24,093
Quebecor, Inc., Class B	1,466	30,245
Royal Bank of Canada	1,920	153,351
Shopify, Inc., Class A†	580	27,391
Sun Life Financial, Inc.	1,858	84,864
Suncor Energy, Inc.	4,973	161,051
TC Energy Corp.	957	32,959
TFI International, Inc.	122	13,496
Toromont Industries, Ltd.	1,143	86,050
Toronto-Dominion Bank	3,810	212,816
		2,267,933
Cayman Islands — 0.4%
Alibaba Group Holding, Ltd.†	56,800	585,198

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
CK Asset Holdings, Ltd.	5,500	$ 27,472
Sea, Ltd. ADR†	226	9,424
Tencent Holdings, Ltd.	25,600	948,348
		1,570,442
Curacao — 0.1%
Schlumberger NV	6,654	370,362
Denmark — 0.7%
Chr. Hansen Holding A/S	275	18,727
Danske Bank A/S	1,825	42,771
DSV A/S	231	34,372
Novo Nordisk A/S, Class B	22,640	2,183,296
Orsted A/S*	198	9,594
Vestas Wind Systems A/S†	33,732	729,064
		3,017,824
Finland — 0.0%
Kesko Oyj, Class B	844	14,312
Neste Oyj	304	10,206
Nokia Oyj	5,272	17,592
Nordea Bank Abp	2,480	26,074
UPM-Kymmene Oyj	885	29,773
		97,957
France — 1.7%
Air Liquide SA	1,066	182,700
AXA SA	1,578	46,832
BNP Paribas SA	3,220	185,049
Bureau Veritas SA	1,426	32,488
Carrefour SA	40,165	705,274
Cie de Saint-Gobain SA	683	37,307
Danone SA	546	32,523
Edenred	2,937	156,824
Engie SA	5,353	85,251
EssilorLuxottica SA	5,223	944,597
Hermes International SCA	76	142,524
Kering SA	53	21,435
Legrand SA	7,783	672,269
L'Oreal SA	553	231,957
LVMH Moet Hennessy Louis Vuitton SE	489	349,961
Pernod Ricard SA	259	46,050
Rexel SA	1,229	25,081
Safran SA	319	49,689
Sanofi SA	14,105	1,287,316
Schneider Electric SE	8,102	1,245,883
Societe Generale SA	3,126	70,289
TotalEnergies SE	5,174	346,521
Verallia SA*	609	19,933
Vinci SA	508	56,175
		6,973,928
Germany — 1.1%
adidas AG	110	19,457
Allianz SE	247	57,732
BASF SE	561	25,844
Bayer AG	447	19,210
Brenntag SE	897	66,548
Daimler Truck Holding AG	549	17,204
Delivery Hero SE*†	210	5,320
Deutsche Bank AG	1,808	19,799
Deutsche Boerse AG	843	138,469
Deutsche Telekom AG	2,224	48,193
Security Description	Shares or Principal Amount	Value

Germany (continued)
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	7,950	$ 694,123
E.ON SE	1,726	20,482
HelloFresh SE†	156	3,388
Henkel AG & Co. KGaA (Preference Shares)	432	31,114
Infineon Technologies AG	26,613	773,276
Mercedes-Benz Group AG	519	30,441
Muenchener Rueckversicherungs-Gesellschaft AG	95	38,041
RWE AG	622	23,768
SAP SE	12,268	1,643,910
Sartorius AG (Preference Shares)	44	11,000
Siemens AG	8,026	1,061,291
Vonovia SE	515	11,823
		4,760,433
Guernsey — 0.0%
Amdocs, Ltd.	657	52,665
Hong Kong — 0.3%
AIA Group, Ltd.	137,000	1,193,159
Galaxy Entertainment Group, Ltd.	3,000	16,804
Hong Kong & China Gas Co., Ltd.	16,735	11,651
Hong Kong Exchanges & Clearing, Ltd.	700	24,340
Techtronic Industries Co., Ltd.	2,000	18,139
		1,264,093
India — 0.2%
HDFC Bank, Ltd. ADR	17,094	966,666
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	196,000	59,102
Telkom Indonesia Persero Tbk PT	106,600	23,433
		82,535
Ireland — 0.5%
Accenture PLC, Class A	2,226	661,323
Allegion PLC	796	78,295
Aon PLC, Class A	617	190,900
Eaton Corp. PLC	276	57,383
Flutter Entertainment PLC†	114	17,910
James Hardie Industries PLC CDI†	898	22,330
Johnson Controls International PLC	2,057	100,834
Linde PLC	780	298,085
Medtronic PLC	1,705	120,305
Ryanair Holdings PLC ADR†	266	23,328
Smurfit Kappa Group PLC	773	25,262
Trane Technologies PLC	2,030	386,329
Willis Towers Watson PLC	97	22,881
		2,005,165
Israel — 0.0%
Check Point Software Technologies, Ltd.†	649	87,128
NICE, Ltd. ADR†	74	11,422
		98,550
Italy — 0.3%
Azimut Holding SpA	1,339	28,182
Enel SpA	4,921	31,290
Eni SpA	7,401	120,748
FinecoBank Banca Fineco SpA	60,222	710,922
Intesa Sanpaolo SpA	16,666	43,413
Italgas SpA	6,101	31,053
Moncler SpA	741	38,543
Recordati Industria Chimica e Farmaceutica SpA	1,344	62,156

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Terna - Rete Elettrica Nazionale SpA	8,463	$ 64,829
UniCredit SpA	5,662	141,649
		1,272,785
Japan — 2.3%
Advantest Corp.	500	12,921
AGC, Inc.	900	30,597
Aisin Corp.	1,000	34,820
Astellas Pharma, Inc.	11,700	147,601
BayCurrent Consulting, Inc.	1,800	45,300
Bridgestone Corp.	26,100	984,799
Chugai Pharmaceutical Co., Ltd.	600	17,880
Daiichi Sankyo Co., Ltd.	900	23,126
Daikin Industries, Ltd.	300	43,204
Daiwa House REIT Investment Corp.	17	30,056
Eisai Co., Ltd.	200	10,612
FANUC Corp.	800	20,521
Goldwin, Inc.	300	18,977
Hitachi, Ltd.	800	50,837
Honda Motor Co., Ltd.	13,200	135,566
Hoya Corp.	200	19,239
Inpex Corp.	12,000	176,204
Isuzu Motors, Ltd.	4,300	47,730
ITOCHU Corp.	2,700	97,281
JTEKT Corp.	2,900	23,842
Kajima Corp.	1,400	23,169
Kao Corp.	800	29,092
KDDI Corp.	36,400	1,085,869
Keyence Corp.	1,900	735,494
Kirin Holdings Co., Ltd.	8,300	116,413
Kobe Steel, Ltd.	4,100	48,128
Koei Tecmo Holdings Co., Ltd.	1,100	14,387
Komatsu, Ltd.	1,300	30,142
Kuraray Co., Ltd.	1,800	20,556
Lasertec Corp.	300	50,025
Marubeni Corp.	3,400	50,119
Mazda Motor Corp.	5,300	51,303
Mitsubishi Corp.	2,000	93,129
Mitsubishi Gas Chemical Co., Inc.	1,900	25,610
Mitsubishi UFJ Financial Group, Inc.	113,500	953,667
Mitsui & Co., Ltd.	1,200	44,101
Mitsui Fudosan Co., Ltd.	1,200	26,004
Mitsui Mining & Smelting Co., Ltd.	500	12,987
Mitsui OSK Lines, Ltd.	700	17,977
Mizuho Financial Group, Inc.	9,800	166,603
Murata Manufacturing Co., Ltd.	1,800	29,882
NIDEC Corp.	500	18,298
Nintendo Co., Ltd.	600	24,841
Nippon Building Fund, Inc.	10	40,179
Nippon Prologis REIT, Inc.	16	28,453
Nippon Steel Corp.	1,400	30,173
Nippon Telegraph & Telephone Corp.	79,800	93,533
Nippon Yusen KK	1,500	36,396
Nissan Chemical Corp.	1,500	61,061
Niterra Co., Ltd.	1,700	37,346
Nitto Denko Corp.	700	45,386
Nomura Holdings, Inc.	5,200	20,062
Obayashi Corp.	3,900	33,424
OBIC Co., Ltd.	300	44,497
Odakyu Electric Railway Co., Ltd.	1,200	17,091
Olympus Corp.	1,300	17,424
Oracle Corp. Japan	400	28,408
Security Description	Shares or Principal Amount	Value

Japan (continued)
Oriental Land Co., Ltd.	800	$ 25,911
Recruit Holdings Co., Ltd.	22,800	659,487
Rohto Pharmaceutical Co., Ltd.	1,300	30,270
Sanrio Co., Ltd.	700	29,638
Sanwa Holdings Corp.	2,000	26,634
Sekisui Chemical Co., Ltd.	2,700	36,943
Seven & i Holdings Co., Ltd.	800	29,121
Shimano, Inc.	1,100	159,299
Shin-Etsu Chemical Co., Ltd.	5,100	152,614
Shiseido Co., Ltd.	500	15,828
SMC Corp.	1,300	599,135
SoftBank Group Corp.	700	28,716
Sony Group Corp.	600	49,658
Sumitomo Corp.	5,900	116,583
Sumitomo Electric Industries, Ltd.	3,100	32,375
Sumitomo Forestry Co., Ltd.	1,200	28,404
Sumitomo Heavy Industries, Ltd.	1,200	27,436
Sumitomo Metal Mining Co., Ltd.	1,700	47,877
Sumitomo Mitsui Financial Group, Inc.	3,600	172,844
Suzuki Motor Corp.	500	19,404
Sysmex Corp.	300	14,594
Taisei Corp.	1,000	33,809
Takeda Pharmaceutical Co., Ltd.	1,400	37,969
TechnoPro Holdings, Inc.	1,300	25,572
Terumo Corp.	22,000	599,747
Tokio Marine Holdings, Inc.	3,100	69,097
Tokyo Electron, Ltd.	900	120,891
Toyota Motor Corp.	10,600	186,935
Toyota Tsusho Corp.	1,300	69,108
USS Co., Ltd.	1,900	33,197
Yamaha Motor Co., Ltd.	2,200	53,643
Yokogawa Electric Corp.	1,000	18,122
		9,723,203
Jersey — 0.0%
Aptiv PLC†	258	22,497
Experian PLC	717	21,811
Ferguson PLC	182	27,341
		71,649
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	164	13,896
Luxembourg — 0.0%
Tenaris SA	1,348	21,222
Mexico — 0.0%
Arca Continental SAB de CV	5,500	49,353
Fomento Economico Mexicano SAB de CV ADR	524	59,427
Grupo Aeroportuario del Pacifico SAB de CV ADR	155	18,047
Kimberly-Clark de Mexico SAB de CV, Class A	25,300	46,365
		173,192
Netherlands — 0.6%
Adyen NV*†	40	27,040
Airbus SE	341	45,612
AMG Advanced Metallurgical Group NV	548	14,263
Argenx SE†	35	16,493
ASML Holding NV	2,879	1,731,890
ASR Nederland NV	1,284	47,849
Ferrari NV	534	161,633
ING Groep NV	7,745	99,313
Koninklijke Ahold Delhaize NV	1,026	30,372
Koninklijke KPN NV	41,220	138,637
Koninklijke Philips NV†	879	16,679

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV	579	$ 99,837
Prosus NV	927	25,965
Stellantis NV	1,980	37,030
Wolters Kluwer NV	743	95,541
		2,588,154
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	35,805
Norway — 0.1%
Equinor ASA	4,848	162,169
Kongsberg Gruppen ASA	511	20,871
Yara International ASA	761	24,797
		207,837
Singapore — 0.1%
DBS Group Holdings, Ltd.	9,100	218,800
Oversea-Chinese Banking Corp., Ltd.	16,100	149,158
United Overseas Bank, Ltd.	6,200	122,399
		490,357
South Korea — 0.4%
JYP Entertainment Corp.	294	22,522
Kia Corp.	428	24,494
Samsung Electronics Co., Ltd.	28,035	1,397,984
		1,445,000
Spain — 0.4%
Acerinox SA	2,393	23,364
Amadeus IT Group SA	378	21,596
Banco Bilbao Vizcaya Argentaria SA	16,506	129,650
Banco Santander SA	13,389	49,268
CaixaBank SA	11,244	45,659
Cellnex Telecom SA*	428	12,616
Iberdrola SA	97,422	1,085,684
Industria de Diseno Textil SA	5,015	173,227
Redeia Corp. SA	2,196	34,259
Repsol SA	5,421	79,192
		1,654,515
Sweden — 0.3%
Assa Abloy AB, Class B	1,440	30,688
Atlas Copco AB, Class A	9,779	126,519
Epiroc AB, Class A	1,469	24,187
Essity AB, Class B	922	21,039
Evolution AB*	678	60,519
Lifco AB, Class B	1,536	28,079
Nibe Industrier AB, Class B	8,501	49,239
Skandinaviska Enskilda Banken AB, Class A	9,239	103,046
Svenska Handelsbanken AB, Class A	76,263	649,249
Telefonaktiebolaget LM Ericsson, Class B	2,518	11,315
Volvo AB, Class B	1,931	38,251
		1,142,131
Switzerland — 1.2%
ABB, Ltd.	1,964	66,035
Bachem Holding AG	117	8,485
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	87	964,465
Chubb, Ltd.	1,505	323,003
Cie Financiere Richemont SA, Class A	326	38,492
Givaudan SA	8	26,562
Lonza Group AG	1,719	602,791
Nestle SA	5,444	587,320
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Novartis AG	4,866	$ 454,283
Roche Holding AG	5,324	1,375,441
Sandoz Group AG†	522	13,572
Sika AG	128	30,557
Swissquote Group Holding Reg	133	25,457
UBS Group AG	8,737	204,098
Zurich Insurance Group AG	416	197,104
		4,917,665
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,830	1,279,977
United Kingdom — 3.3%
Anglo American PLC	924	23,586
ARM Holdings PLC ADR†	6,833	336,799
Ashtead Group PLC	415	23,772
AstraZeneca PLC	9,589	1,198,583
BAE Systems PLC	2,129	28,583
Barclays PLC	62,844	100,480
Beazley PLC	4,191	26,321
BP PLC	35,432	216,289
Bunzl PLC	22,313	797,202
Burberry Group PLC	30,616	630,806
Centrica PLC	33,491	64,214
Compass Group PLC	944	23,820
Diageo PLC	31,579	1,196,694
Drax Group PLC	3,855	19,811
GSK PLC	61,721	1,098,036
HSBC Holdings PLC (OTC US)	43,341	312,271
HSBC Holdings PLC (SEHK)	9,600	69,383
InterContinental Hotels Group PLC	2,175	154,131
Liberty Global PLC, Class A†	1,093	17,007
Lloyds Banking Group PLC	39,363	19,185
London Stock Exchange Group PLC	207	20,819
Moneysupermarket.com Group PLC	8,424	26,643
National Grid PLC	55,822	663,405
Prudential PLC	1,474	15,463
Reckitt Benckiser Group PLC	14,348	961,884
RELX PLC	36,478	1,275,961
Rio Tinto PLC	17,856	1,138,096
Rolls-Royce Holdings PLC†	4,893	12,835
Shell PLC	47,645	1,556,438
Shell PLC (LSE)	14,616	469,734
Standard Chartered PLC	12,100	93,525
Unilever PLC	31,335	1,484,666
Vodafone Group PLC	18,949	17,497
		14,093,939
United States — 21.6%
3M Co.	761	69,213
A.O. Smith Corp.	2,554	178,167
Abbott Laboratories	3,820	361,181
AbbVie, Inc.	3,401	480,153
Adobe, Inc.†	1,671	889,072
Advanced Micro Devices, Inc.†	5,260	518,110
Aflac, Inc.	1,445	112,869
Agilent Technologies, Inc.	489	50,548
Air Products & Chemicals, Inc.	1,002	283,005
Airbnb, Inc., Class A†	1,026	121,366
Albemarle Corp.	85	10,776
Align Technology, Inc.†	54	9,968
Allison Transmission Holdings, Inc.	973	49,059
Allstate Corp.	182	23,320
Alnylam Pharmaceuticals, Inc.†	71	10,778

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Alphabet, Inc., Class A†	21,463	$ 2,663,129
Alphabet, Inc., Class C†	11,373	1,425,037
Amazon.com, Inc.†	24,457	3,254,982
American Express Co.	3,141	458,680
American Tower Corp.	1,060	188,881
American Water Works Co., Inc.	894	105,179
Ameriprise Financial, Inc.	305	95,944
AMETEK, Inc.	1,489	209,607
Amgen, Inc.	1,122	286,895
Amphenol Corp., Class A	2,466	198,636
Analog Devices, Inc.	493	77,564
Apollo Global Management, Inc.	276	21,373
Apple, Inc.	31,422	5,365,935
Applied Materials, Inc.	1,520	201,172
Archer-Daniels-Midland Co.	362	25,908
Arista Networks, Inc.†	2,733	547,611
Array Technologies, Inc.†	3,696	64,052
AT&T, Inc.	3,238	49,865
ATI, Inc.†	1,257	47,477
Atkore, Inc.†	388	48,221
Atlassian Corp., Class A†	81	14,632
Autodesk, Inc.†	349	68,973
Automatic Data Processing, Inc.	769	167,811
AutoZone, Inc.†	54	133,765
Axcelis Technologies, Inc.†	177	22,567
Ball Corp.	3,456	166,406
Bank of America Corp.	15,578	410,325
Bank of New York Mellon Corp.	4,402	187,085
Baxter International, Inc.	431	13,977
Becton Dickinson & Co.	181	45,753
Berkshire Hathaway, Inc., Class B†	1,753	598,351
BILL Holdings, Inc.†	96	8,764
Biogen, Inc.†	74	17,578
BlackRock, Inc.	401	245,524
Blackstone, Inc.	369	34,077
Block, Inc.†	366	14,731
Booking Holdings, Inc.†	531	1,481,256
BorgWarner, Inc.	962	35,498
Boston Scientific Corp.†	6,392	327,206
Bristol-Myers Squibb Co.	2,952	152,117
Broadcom, Inc.	999	840,529
Cadence Design Systems, Inc.†	1,865	447,320
Caesars Entertainment, Inc.†	440	17,552
Capital One Financial Corp.	311	31,501
Carlisle Cos., Inc.	89	22,614
Caterpillar, Inc.	1,837	415,254
CDW Corp.	125	25,050
Celsius Holdings, Inc.†	454	69,049
Centene Corp.†	338	23,315
Charles Schwab Corp.	6,910	359,596
Charter Communications, Inc., Class A†	352	141,786
Chevron Corp.	2,724	396,969
Chipotle Mexican Grill, Inc.†	17	33,017
Church & Dwight Co., Inc.	860	78,208
Cigna Group	1,264	390,829
Cintas Corp.	408	206,905
Cisco Systems, Inc.	8,185	426,684
Citigroup, Inc.	3,004	118,628
Clorox Co.	123	14,477
Cloudflare, Inc., Class A†	683	38,719
CME Group, Inc.	190	40,557
Coca-Cola Co.	10,649	601,562
Security Description	Shares or Principal Amount	Value

United States (continued)
Cognizant Technology Solutions Corp., Class A	283	$ 18,245
Coinbase Global, Inc., Class A†	108	8,329
Colgate-Palmolive Co.	4,803	360,801
Comcast Corp., Class A	11,792	486,892
Conagra Brands, Inc.	710	19,426
ConocoPhillips	9,348	1,110,542
Constellation Energy Corp.	208	23,487
Copart, Inc.†	2,852	124,119
Corning, Inc.	837	22,398
Corteva, Inc.	4,405	212,057
CoStar Group, Inc.†	292	21,436
Costco Wholesale Corp.	1,517	838,051
Coterra Energy, Inc.	17,515	481,662
Crocs, Inc.†	331	29,565
Crowdstrike Holdings, Inc., Class A†	2,406	425,309
Crown Castle, Inc.	246	22,873
CSX Corp.	3,486	104,057
CVS Health Corp.	667	46,030
D.R. Horton, Inc.	340	35,496
Danaher Corp.	1,609	308,960
Datadog, Inc., Class A†	1,364	111,125
Deere & Co.	983	359,149
Dexcom, Inc.†	221	19,631
Digital Realty Trust, Inc.	170	21,141
Discover Financial Services	243	19,945
DocuSign, Inc.†	210	8,165
Dollar General Corp.	124	14,761
Dollar Tree, Inc.†	148	16,441
Dominion Energy, Inc.	604	24,353
Dow, Inc.	587	28,376
Dropbox, Inc., Class A†	623	16,385
Duke Energy Corp.	589	52,356
DuPont de Nemours, Inc.	410	29,881
Dynatrace, Inc.†	1,446	64,651
eBay, Inc.	1,132	44,408
Ecolab, Inc.	1,931	323,906
Edison International	424	26,737
Edwards Lifesciences Corp.†	1,415	90,164
Electronic Arts, Inc.	681	84,301
Elevance Health, Inc.	629	283,107
Eli Lilly & Co.	3,241	1,795,287
Emerson Electric Co.	5,690	506,239
Encore Wire Corp.	176	31,474
Endeavor Group Holdings, Inc., Class A	3,166	72,058
Enphase Energy, Inc.†	89	7,083
EOG Resources, Inc.	2,466	311,332
Equinix, Inc.	51	37,212
Equity LifeStyle Properties, Inc.	767	50,469
Estee Lauder Cos., Inc., Class A	138	17,784
Etsy, Inc.†	129	8,037
Evercore, Inc., Class A	411	53,504
Evergy, Inc.	690	33,907
Eversource Energy	485	26,088
Exact Sciences Corp.†	145	8,931
Exelon Corp.	832	32,398
Extreme Networks, Inc.†	3,205	66,087
Exxon Mobil Corp.	6,001	635,206
FactSet Research Systems, Inc.	110	47,508
Fair Isaac Corp.†	359	303,667
Fastenal Co.	2,460	143,516
FedEx Corp.	597	143,340
Fidelity National Information Services, Inc.	387	19,006
First American Financial Corp.	1,016	52,263

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
First Solar, Inc.†	1,982	$ 282,336
Fiserv, Inc.†	359	40,836
FleetCor Technologies, Inc.†	481	108,307
Fluence Energy, Inc.†	4,694	81,300
Ford Motor Co.	2,385	23,254
Fortinet, Inc.†	2,991	170,995
Fox Corp., Class A	1,148	34,888
Freeport-McMoRan, Inc.	10,572	357,122
Gartner, Inc.†	575	190,923
GE HealthCare Technologies, Inc.	314	20,903
Generac Holdings, Inc.†	81	6,810
General Dynamics Corp.	219	52,847
General Electric Co.	2,718	295,256
General Mills, Inc.	338	22,051
General Motors Co.	1,030	29,046
Gentex Corp.	4,456	127,798
Genuine Parts Co.	359	46,261
Gilead Sciences, Inc.	2,167	170,196
Global Payments, Inc.	191	20,288
Goldman Sachs Group, Inc.	221	67,098
Graco, Inc.	944	70,186
Graphic Packaging Holding Co.	1,341	28,845
Hartford Financial Services Group, Inc.	1,489	109,367
HCA Healthcare, Inc.	1,208	273,177
HEICO Corp.	368	58,295
Hershey Co.	845	158,311
Hess Corp.	282	40,721
Hewlett Packard Enterprise Co.	6,625	101,892
Hilton Worldwide Holdings, Inc.	1,050	159,106
Home Depot, Inc.	2,849	811,082
Honeywell International, Inc.	352	64,508
Howmet Aerospace, Inc.	2,343	103,326
HP, Inc.	1,001	26,356
Hubbell, Inc.	242	65,364
HubSpot, Inc.†	144	61,023
Humana, Inc.	245	128,304
Huntington Ingalls Industries, Inc.	140	30,775
IDEX Corp.	215	41,153
IDEXX Laboratories, Inc.†	610	243,677
Illinois Tool Works, Inc.	971	217,621
Illumina, Inc.†	114	12,474
Incyte Corp.†	228	12,296
Intel Corp.	13,561	494,976
Intercontinental Exchange, Inc.	304	32,662
International Business Machines Corp.	423	61,183
International Flavors & Fragrances, Inc.	224	15,310
International Paper Co.	435	14,673
Intuit, Inc.	1,155	571,667
Intuitive Surgical, Inc.†	435	114,066
IQVIA Holdings, Inc.†	107	19,349
Jabil, Inc.	105	12,894
Johnson & Johnson	4,249	630,297
JPMorgan Chase & Co.	12,233	1,701,121
Keysight Technologies, Inc.†	164	20,016
Kimberly-Clark Corp.	2,703	323,387
Kinder Morgan, Inc.	2,498	40,468
KLA Corp.	301	141,380
Kroger Co.	5,497	249,399
Lam Research Corp.	701	412,342
Las Vegas Sands Corp.	5,483	260,223
Lennar Corp., Class A	333	35,524
Lennox International, Inc.	481	178,230
Security Description	Shares or Principal Amount	Value

United States (continued)
Liberty Broadband Corp., Class C†	249	$ 20,744
Liberty Media Corp.-Liberty Formula One, Class C†	4,219	272,927
Lincoln Electric Holdings, Inc.	313	54,712
Livent Corp.†	2,023	29,516
Loews Corp.	873	55,881
Lowe's Cos., Inc.	645	122,918
Lululemon Athletica, Inc.†	3,437	1,352,391
Marathon Petroleum Corp.	275	41,594
Markel Group, Inc.†	32	47,057
Marriott International, Inc., Class A	204	38,466
Marsh & McLennan Cos., Inc.	2,854	541,261
Marvell Technology, Inc.	499	23,563
Masco Corp.	1,724	89,803
Mastercard, Inc., Class A	2,830	1,065,070
Match Group, Inc.†	308	10,657
McDonald's Corp.	2,680	702,616
McKesson Corp.	242	110,197
Medpace Holdings, Inc.†	360	87,361
MercadoLibre, Inc.†	808	1,002,518
Merck & Co., Inc.	11,866	1,218,638
Meta Platforms, Inc., Class A†	6,306	1,899,809
Mettler-Toledo International, Inc.†	23	22,660
MGIC Investment Corp.	2,786	46,916
Microchip Technology, Inc.	1,109	79,061
Micron Technology, Inc.	3,330	222,677
Microsoft Corp.	19,673	6,651,638
Moderna, Inc.†	174	13,217
Mondelez International, Inc., Class A	4,549	301,189
MongoDB, Inc.†	134	46,175
Monster Beverage Corp.†	5,490	280,539
Moody's Corp.	1,068	328,944
Morgan Stanley	7,738	548,005
Motorola Solutions, Inc.	1,015	282,637
MSC Industrial Direct Co., Inc., Class A	583	55,239
MSCI, Inc.	675	318,296
Netflix, Inc.†	2,317	953,886
Neurocrine Biosciences, Inc.†	227	25,183
Newmont Corp.	2,579	96,635
NextEra Energy, Inc.	3,585	209,005
NEXTracker, Inc., Class A†	1,958	68,060
NIKE, Inc., Class B	3,935	404,400
NMI Holdings, Inc., Class A†	827	22,618
Nordson Corp.	408	86,737
Norfolk Southern Corp.	161	30,717
Nucor Corp.	894	132,124
NVIDIA Corp.	6,241	2,545,080
NVR, Inc.†	72	389,709
Occidental Petroleum Corp.	374	23,117
Okta, Inc.†	600	40,446
Old Dominion Freight Line, Inc.	193	72,695
Old Republic International Corp.	1,541	42,193
Oracle Corp.	6,515	673,651
O'Reilly Automotive, Inc.†	482	448,472
Otis Worldwide Corp.	4,719	364,354
Owens Corning	719	81,513
PACCAR, Inc.	1,857	153,258
Palantir Technologies, Inc., Class A†	1,103	16,324
Palo Alto Networks, Inc.†	1,072	260,517
Parker-Hannifin Corp.	1,129	416,499
Paychex, Inc.	1,058	117,491
PayPal Holdings, Inc.†	2,257	116,913
PepsiCo, Inc.	7,095	1,158,472
Pfizer, Inc.	8,216	251,081

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Phillips 66	279	$ 31,826
Pinterest, Inc., Class A†	418	12,490
Pioneer Natural Resources Co.	128	30,592
PNC Financial Services Group, Inc.	278	31,823
Primerica, Inc.	347	66,333
Procter & Gamble Co.	7,518	1,127,926
Progress Software Corp.	655	33,654
Progressive Corp.	307	48,534
Progyny, Inc.†	1,042	32,156
Prologis, Inc.	1,621	163,316
Public Storage	134	31,987
Pure Storage, Inc., Class A†	1,579	53,386
QUALCOMM, Inc.	1,408	153,458
Qualys, Inc.†	175	26,766
Radian Group, Inc.	2,243	56,838
Rambus, Inc.†	531	28,849
Regeneron Pharmaceuticals, Inc.†	49	38,215
Reinsurance Group of America, Inc.	324	48,428
Reliance Steel & Aluminum Co.	161	40,955
Republic Services, Inc.	269	39,944
ResMed, Inc.	115	16,240
Rivian Automotive, Inc., Class A†	447	7,250
ROBLOX Corp., Class A†	267	8,493
Rockwell Automation, Inc.	408	107,226
Roku, Inc.†	124	7,387
Rollins, Inc.	2,867	107,828
Roper Technologies, Inc.	115	56,186
Ross Stores, Inc.	235	27,253
RTX Corp.	800	65,112
S&P Global, Inc.	173	60,431
Salesforce, Inc.†	2,847	571,763
SBA Communications Corp.	89	18,568
Sempra	558	39,077
ServiceNow, Inc.†	565	328,745
Sherwin-Williams Co.	1,444	343,975
Simon Property Group, Inc.	373	40,989
Snap, Inc., Class A†	768	7,688
Snap-on, Inc.	717	184,943
Snowflake, Inc., Class A†	453	65,744
Sonoco Products Co.	506	26,216
Southern Co.	761	51,215
Splunk, Inc.†	98	14,422
SS&C Technologies Holdings, Inc.	498	25,024
Starbucks Corp.	1,175	108,382
State Street Corp.	1,679	108,514
Steel Dynamics, Inc.	1,910	203,434
Stryker Corp.	1,118	302,106
Synopsys, Inc.†	433	203,268
Sysco Corp.	450	29,920
Take-Two Interactive Software, Inc.†	1,827	244,361
Target Corp.	212	23,487
Teradata Corp.†	520	22,214
Tesla, Inc.†	6,634	1,332,373
Texas Instruments, Inc.	2,896	411,261
Thermo Fisher Scientific, Inc.	984	437,654
TJX Cos., Inc.	5,115	450,478
T-Mobile US, Inc.†	305	43,877
Toro Co.	461	37,267
Trade Desk, Inc., Class A†	1,749	124,109
TransDigm Group, Inc.†	140	115,933
Truist Financial Corp.	922	26,148
Twilio, Inc., Class A†	139	7,125
Security Description	Shares or Principal Amount	Value

United States (continued)
Uber Technologies, Inc.†	2,956	$ 127,936
Union Pacific Corp.	2,666	553,488
United Parcel Service, Inc., Class B	921	130,091
United Rentals, Inc.	186	75,566
United Therapeutics Corp.†	517	115,219
UnitedHealth Group, Inc.	2,882	1,543,484
Unity Software, Inc.†	1,212	30,748
Unum Group	1,590	77,751
US Bancorp	5,767	183,852
Valero Energy Corp.	220	27,940
Veeva Systems, Inc., Class A†	645	124,298
Ventas, Inc.	528	22,419
Veralto Corp.†	277	19,113
VeriSign, Inc.†	160	31,946
Verisk Analytics, Inc.	272	61,842
Verizon Communications, Inc.	1,940	68,152
Vertex Pharmaceuticals, Inc.†	735	266,151
Viatris, Inc.	1,415	12,594
Visa, Inc., Class A	7,108	1,671,091
Walgreens Boots Alliance, Inc.	614	12,943
Walmart, Inc.	1,566	255,900
Walt Disney Co.†	2,760	225,188
Warner Bros. Discovery, Inc.†	1,816	18,051
Waste Management, Inc.	1,535	252,247
Waters Corp.†	296	70,605
Watsco, Inc.	113	39,425
WEC Energy Group, Inc.	522	42,486
Wells Fargo & Co.	8,874	352,919
Welltower, Inc.	381	31,855
West Pharmaceutical Services, Inc.	55	17,506
Weyerhaeuser Co.	878	25,190
Williams Cos., Inc.	925	31,820
Workday, Inc., Class A†	145	30,698
WW Grainger, Inc.	248	180,998
Yum! Brands, Inc.	231	27,919
Zebra Technologies Corp., Class A†	73	15,288
Zimmer Biomet Holdings, Inc.	193	20,151
Zoetis, Inc.	924	145,068
Zscaler, Inc.†	718	113,939
		91,177,986
Total Common Stocks (cost $152,749,317)		156,968,956
UNAFFILIATED INVESTMENT COMPANIES — 1.6%
United States — 1.6%
iShares iBoxx High Yield Corporate Bond ETF (cost $6,722,130)	91,958	6,673,392
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,630.00)	174	305,370
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 11/17/2023; Strike Price: $3,710.00)	175	38,938
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,825.00)	136	222,360
Total Purchased Options (cost $1,092,714)		566,668

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	$ 0
Total Long-Term Investment Securities (cost $355,209,990)		326,663,168
SHORT-TERM INVESTMENTS — 19.9%
U.S. Government — 17.1%
United States Treasury Bills
5.19%, 12/14/2023	$37,500,000	37,262,940
5.23%, 01/11/2024	35,000,000	34,634,325
		71,897,265
Unaffiliated Investment Companies — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.47%(3)	11,869,892	11,873,453
Total Short-Term Investments (cost $83,778,787)		83,770,718
TOTAL INVESTMENTS (cost $438,988,777)	97.2%	410,433,886
Other assets less liabilities	2.8	12,013,346
NET ASSETS	100.0%	$422,447,232
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $29,703,928 representing 7.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of October 31, 2023.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CDI—Chess Depositary Interest
DAC—Designated Activity Company
ETF—Exchange Traded Fund
LSE—London Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
49	Long	U.S. Treasury 5 Year Notes	December 2023	$ 5,108,595	$ 5,119,352	$ 10,757
25	Short	E-Mini Russell 2000 Index	December 2023	2,186,608	2,085,500	101,108
165	Short	Euro-Schatz	December 2023	18,395,982	18,362,140	33,842
21	Short	FTSE/MIB Index	December 2023	3,203,225	3,085,636	117,589
27	Short	Mini-DAX®	December 2023	2,278,181	2,122,798	155,383
250	Short	MSCI Emerging Markets Index	December 2023	12,241,332	11,490,000	751,332
430	Short	U.S. Treasury 10 Year Notes	December 2023	47,213,894	45,653,906	1,559,988
						$2,729,999
						Unrealized (Depreciation)
36	Long	E-Mini S&P Select Sector Index - Energy	December 2023	$ 3,385,638	$ 3,226,320	$ (159,318)
12	Long	E-Mini S&P Select Sector Index - Financial	December 2023	1,276,828	1,201,050	(75,778)
203	Long	Euro STOXX 50 Index	December 2023	9,148,349	8,787,458	(360,891)
19	Long	Euro-BUND	December 2023	2,644,157	2,593,202	(50,955)
78	Long	FTSE 100 Index	December 2023	7,291,118	6,979,404	(311,714)
14	Long	NASDAQ 100 E-Mini Index	December 2023	4,302,481	4,057,270	(245,211)
476	Long	S&P 500 E-Mini Index	December 2023	105,756,382	100,251,550	(5,504,832)
21	Long	S&P/Toronto Stock Exchange 60 Index	December 2023	3,671,517	3,437,534	(233,983)
32	Long	SPI 200 Index	December 2023	3,676,231	3,451,224	(225,007)
48	Long	TOPIX Index	December 2023	7,449,909	7,187,218	(262,691)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
131	Long	U.S. Treasury 2 Year Notes	December 2023	$ 26,606,751	$ 26,517,266	$ (89,485)
205	Long	U.S. Treasury Long Bonds	December 2023	24,629,205	22,434,687	(2,194,518)
						$(9,714,383)
		Net Unrealized Appreciation (Depreciation)				$(6,984,384)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	526,515	SEK	5,781,000	11/27/2023	$ —	$ (8,109)
Barclays Bank PLC	EUR	954,609	JPY	150,619,364	11/27/2023	—	(13,471)
	USD	7,201,779	JPY	1,074,039,534	11/27/2023	—	(88,000)
	USD	401,361	NOK	4,429,000	11/27/2023	—	(4,588)
						—	(106,059)
Citibank, N.A.	JPY	21,790,314	CHF	130,000	11/27/2023	—	(1,037)
Goldman Sachs International	DKK	5,377,000	USD	763,020	11/27/2023	—	(216)
	EUR	5,938,000	USD	6,285,700	11/27/2023	—	(3,577)
	USD	394,398	COP	1,703,405,000	11/22/2023	17,592	—
	USD	10,381,249	EUR	9,807,000	11/27/2023	5,908	—
	USD	50,066	NZD	86,000	11/27/2023	41	—
						23,541	(3,793)
Morgan Stanley & Co. International PLC	AUD	147,000	USD	92,805	11/27/2023	—	(520)
	EUR	4,239,995	CAD	6,154,000	11/27/2023	—	(51,555)
	GBP	77,508	AUD	148,725	11/27/2023	200	—
	GBP	4,535,000	USD	5,497,608	11/27/2023	—	(15,252)
	USD	750,394	CHF	668,000	11/27/2023	—	(14,111)
	USD	3,801,653	GBP	3,136,000	11/27/2023	10,547	—
	USD	172,109	ILS	696,000	11/27/2023	254	—
	USD	718,314	INR	59,860,000	11/22/2023	133	—
	USD	539,093	TWD	17,403,000	11/22/2023	—	(2,434)
						11,134	(83,872)
UBS AG	AUD	355,000	CAD	307,441	11/27/2023	—	(3,601)
	CAD	6,200,789	AUD	7,160,000	11/27/2023	72,623	—
	CAD	36,000	USD	26,266	11/27/2023	297	—
	CHF	144,904	GBP	134,353	11/27/2023	3,607	—
	GBP	12,000	EUR	13,717	11/27/2023	—	(59)
	GBP	180,100	USD	219,095	11/29/2023	158	—
	IDR	2,902,251,000	USD	184,499	11/22/2023	2,374	—
	JPY	353,753,000	USD	2,372,004	11/27/2023	28,961	—
	SGD	3,649,000	USD	2,661,555	11/27/2023	—	(6,527)
	USD	3,953,794	AUD	6,263,000	11/27/2023	22,372	—
	USD	4,883,690	CAD	6,694,000	11/27/2023	—	(54,888)
						130,392	(65,075)
Unrealized Appreciation (Depreciation)						$165,067	$(267,945)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Industry Allocation*
Short-Term Investments	19.9%
Banks	14.8
Oil & Gas	5.1
REITS	4.7
Software	3.9
Pharmaceuticals	3.8
Semiconductors	3.7
Internet	3.7
Telecommunications	3.3
Diversified Financial Services	2.9
Retail	2.4
Insurance	2.2
Pipelines	2.1
Electric	2.0
Computers	1.9
Beverages	1.8
Unaffiliated Investment Companies	1.6
Mining	1.5
Commercial Services	1.2
Healthcare-Services	1.2
Media	1.1
Healthcare-Products	1.0
Cosmetics/Personal Care	1.0
Food	0.9
Machinery-Diversified	0.8
Entertainment	0.7
Auto Parts & Equipment	0.7
Auto Manufacturers	0.7
Electrical Components & Equipment	0.7
Chemicals	0.7
Miscellaneous Manufacturing	0.7
Building Materials	0.6
Lodging	0.5
Biotechnology	0.4
Distribution/Wholesale	0.3
Apparel	0.3
Household Products/Wares	0.3
Energy-Alternate Sources	0.3
Hand/Machine Tools	0.3
Packaging & Containers	0.3
Transportation	0.2
Environmental Control	0.2
Aerospace/Defense	0.1
Electronics	0.1
Iron/Steel	0.1
Purchased Options	0.1
Machinery-Construction & Mining	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Leisure Time	0.1
97.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$162,454,152	$—	$162,454,152
Common Stocks:
Bermuda	360,168	28,103	—	388,271
Brazil	549,187	—	—	549,187
Canada	2,267,933	—	—	2,267,933

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Cayman Islands	$9,424	$1,561,018	$—	$1,570,442
Curacao	370,362	—	—	370,362
Guernsey	52,665	—	—	52,665
India	966,666	—	—	966,666
Ireland	1,939,663	65,502	—	2,005,165
Israel	98,550	—	—	98,550
Japan	26,634	9,696,569	—	9,723,203
Jersey	22,497	49,152	—	71,649
Liberia	13,896	—	—	13,896
Mexico	173,192	—	—	173,192
Netherlands	99,837	2,488,317	—	2,588,154
Switzerland	336,575	4,581,090	—	4,917,665
Taiwan	1,279,977	—	—	1,279,977
United Kingdom	353,806	13,740,133	—	14,093,939
United States	91,177,986	—	—	91,177,986
Other Countries	—	24,660,054	—	24,660,054
Unaffiliated Investment Companies	6,673,392	—	—	6,673,392
Purchased Options	566,668	—	—	566,668
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	71,897,265	—	71,897,265
Other Short-Term Investments	11,873,453	—	—	11,873,453
Total Investments at Value	$119,212,531	$291,221,355	$0	$410,433,886
Other Financial Instruments:†
Futures Contracts	$2,612,410	$117,589	$—	$2,729,999
Forward Foreign Currency Contracts	—	165,067	—	165,067
Total Other Financial Instruments	$2,612,410	$282,656	$—	$2,895,066
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,554,080	$1,160,303	$—	$9,714,383
Forward Foreign Currency Contracts	—	267,945	—	267,945
Total Other Financial Instruments	$8,554,080	$1,428,248	$—	$9,982,328
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.1%
Advertising — 0.1%
Advantage Solutions, Inc.†	9,883	$ 22,731
Boston Omaha Corp., Class A†	2,670	37,994
Clear Channel Outdoor Holdings, Inc.†	42,676	46,944
Stagwell, Inc.†	8,978	36,989
		144,658
Aerospace/Defense — 0.8%
AAR Corp.†	3,926	233,047
AeroVironment, Inc.†	2,961	339,508
AerSale Corp.†	2,912	44,524
Amprius Technologies, Inc.†	612	1,781
Archer Aviation, Inc., Class A†	17,358	82,451
Astronics Corp.†	2,957	45,331
Barnes Group, Inc.	5,576	115,925
Ducommun, Inc.†	1,489	71,234
Eve Holding, Inc.†	2,059	15,443
Joby Aviation, Inc.†	31,722	167,175
Kaman Corp.	3,204	59,626
Kratos Defense & Security Solutions, Inc.†	14,258	243,099
Leonardo DRS, Inc.†	5,746	109,576
Moog, Inc., Class A	3,230	374,842
National Presto Industries, Inc.	587	43,878
Redwire Corp.†	895	2,399
Rocket Lab USA, Inc.†	31,726	134,201
Triumph Group, Inc.†	7,333	54,704
		2,138,744
Agriculture — 0.3%
Alico, Inc.	810	19,796
Andersons, Inc.	3,664	183,676
Benson Hill, Inc.†	19,704	3,034
Dole PLC	8,140	92,959
Fresh Del Monte Produce, Inc.	3,875	96,875
Ispire Technology, Inc.†	311	2,466
Limoneira Co.	1,992	28,466
Tejon Ranch Co.†	2,383	36,984
Turning Point Brands, Inc.	1,949	39,078
Universal Corp.	2,744	123,480
Vector Group, Ltd.	16,546	170,093
Vital Farms, Inc.†	3,474	38,423
		835,330
Airlines — 0.3%
Allegiant Travel Co.	1,799	119,849
Frontier Group Holdings, Inc.†	4,335	14,696
Hawaiian Holdings, Inc.†	5,798	24,409
JetBlue Airways Corp.†	37,643	141,538
SkyWest, Inc.†	5,004	211,019
Spirit Airlines, Inc.	12,488	143,362
Sun Country Airlines Holdings, Inc.†	4,291	55,869
		710,742
Apparel — 0.5%
Fossil Group, Inc.†	5,477	8,544
Hanesbrands, Inc.	40,061	167,856
Kontoor Brands, Inc.	6,397	297,141
Oxford Industries, Inc.	1,704	143,818
Rocky Brands, Inc.	794	9,750
Steven Madden, Ltd.	8,570	281,010
Torrid Holdings, Inc.†	1,374	3,201
Urban Outfitters, Inc.†	7,265	251,514
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	675	$ 19,521
Wolverine World Wide, Inc.	8,844	71,194
		1,253,549
Auto Manufacturers — 0.2%
Blue Bird Corp.†	1,999	36,402
Fisker, Inc.†	22,321	100,444
Hyliion Holdings Corp.†	16,793	10,014
Nikola Corp.†	70,744	76,404
REV Group, Inc.	3,603	51,307
TuSimple Holdings, Inc., Class A†	19,035	20,367
Wabash National Corp.	5,401	111,747
Workhorse Group, Inc.†	19,955	8,323
		415,008
Auto Parts & Equipment — 1.2%
Adient PLC†	10,877	366,446
Aeva Technologies, Inc.†	9,040	4,502
American Axle & Manufacturing Holdings, Inc.†	12,994	87,709
Aurora Innovation, Inc.†	37,890	66,308
Commercial Vehicle Group, Inc.†	3,654	25,468
Cooper-Standard Holdings, Inc.†	1,923	23,884
Dana, Inc.	14,841	170,375
Dorman Products, Inc.†	2,998	186,416
Douglas Dynamics, Inc.	2,567	62,327
Fox Factory Holding Corp.†	4,856	395,618
Gentherm, Inc.†	3,769	151,589
Goodyear Tire & Rubber Co.†	32,051	381,407
Holley, Inc.†	6,006	25,526
indie Semiconductor, Inc., Class A†	15,680	76,675
Luminar Technologies, Inc.†	30,993	98,248
Methode Electronics, Inc.	4,023	92,006
Microvast Holdings, Inc.†	11,958	14,708
Miller Industries, Inc.	1,265	46,008
SES AI Corp.†	14,204	25,709
Shyft Group, Inc.	3,918	43,020
Solid Power, Inc.†	17,632	23,274
Standard Motor Products, Inc.	2,409	84,146
Titan International, Inc.†	5,966	67,774
Visteon Corp.†	3,201	368,531
XPEL, Inc.†	2,574	119,176
		3,006,850
Banks — 7.6%
1st Source Corp.	1,897	86,541
ACNB Corp.	947	32,586
Alerus Financial Corp.	2,071	35,849
Amalgamated Financial Corp.	2,012	36,699
Amerant Bancorp, Inc.	2,937	53,542
American National Bankshares, Inc.	1,170	44,647
Ameris Bancorp	7,535	281,055
Ames National Corp.	980	16,582
Arrow Financial Corp.	1,676	35,716
Associated Banc-Corp	17,233	279,347
Atlantic Union Bankshares Corp.	8,551	246,354
BancFirst Corp.	2,508	203,424
Bancorp, Inc.†	6,016	214,470
Bank First Corp.	1,062	83,866
Bank of Hawaii Corp.	4,464	220,477
Bank of Marin Bancorp	1,791	30,089
Bank of N.T. Butterfield & Son, Ltd.	5,705	144,108
Bank7 Corp.	425	8,900
BankUnited, Inc.	8,468	184,687
Bankwell Financial Group, Inc.	670	16,395

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	3,897	$ 164,492
Bar Harbor Bankshares	1,699	42,509
BayCom Corp.	1,336	26,453
BCB Bancorp, Inc.	1,715	17,630
Blue Foundry Bancorp†	2,686	20,279
Blue Ridge Bankshares, Inc.	2,003	6,309
Bridgewater Bancshares, Inc.†	2,326	22,399
Burke & Herbert Financial Services Corp.	732	32,742
Business First Bancshares, Inc.	2,731	53,364
Byline Bancorp, Inc.	2,818	53,457
C & F Financial Corp.	370	19,484
Cadence Bank	20,746	439,400
Cambridge Bancorp	865	46,459
Camden National Corp.	1,625	47,385
Capital Bancorp, Inc.	1,098	22,443
Capital City Bank Group, Inc.	1,503	42,941
Capstar Financial Holdings, Inc.	2,198	33,366
Carter Bankshares, Inc.†	2,687	30,256
Cathay General Bancorp	7,915	268,398
Central Pacific Financial Corp.	3,023	47,703
Central Valley Community Bancorp	1,137	17,930
Chemung Financial Corp.	398	16,429
ChoiceOne Financial Svcs, Inc.	795	15,002
Citizens & Northern Corp.	1,701	30,788
Citizens Financial Services, Inc.	431	21,313
City Holding Co.	1,692	153,600
Civista Bancshares, Inc.	1,759	25,646
CNB Financial Corp.	2,361	42,923
Coastal Financial Corp.†	1,231	45,756
Codorus Valley Bancorp, Inc.	1,061	20,817
Colony Bankcorp, Inc.	1,878	18,686
Community Bank System, Inc.	6,062	242,177
Community Trust Bancorp, Inc.	1,769	66,444
ConnectOne Bancorp, Inc.	4,220	68,744
CrossFirst Bankshares, Inc.†	5,071	53,651
Customers Bancorp, Inc.†	3,257	130,964
CVB Financial Corp.	15,147	236,596
Dime Community Bancshares, Inc.	3,980	73,192
Eagle Bancorp, Inc.	3,354	65,336
Eastern Bankshares, Inc.	17,643	194,249
Enterprise Bancorp, Inc.	1,090	28,678
Enterprise Financial Services Corp.	4,131	143,635
Equity Bancshares, Inc., Class A	1,664	40,269
Esquire Financial Holdings, Inc.	782	35,816
Evans Bancorp, Inc.	596	14,733
Farmers & Merchants Bancorp, Inc.	1,446	25,189
Farmers National Banc Corp.	4,145	46,797
FB Financial Corp.	4,039	118,625
Fidelity D&D Bancorp, Inc.	530	23,744
Financial Institutions, Inc.	1,727	27,356
First Bancorp	4,531	131,490
First Bancorp, Inc.	1,113	26,078
First BanCorp/Puerto Rico	20,186	269,483
First Bancshares, Inc.	3,492	84,576
First Bank	2,372	26,234
First Busey Corp.	5,911	117,392
First Business Financial Services, Inc.	894	27,446
First Commonwealth Financial Corp.	11,651	141,909
First Community Bankshares, Inc.	2,006	65,496
First Community Corp.	839	14,850
First Financial Bancorp	10,724	198,394
First Financial Bankshares, Inc.	14,839	356,878
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Financial Corp.	1,337	$ 46,006
First Foundation, Inc.	5,827	26,455
First Interstate BancSystem, Inc., Class A	9,405	216,973
First Merchants Corp.	6,730	183,796
First Mid Bancshares, Inc.	2,179	59,530
First of Long Island Corp.	2,426	26,055
Five Star Bancorp	1,453	28,290
Fulton Financial Corp.	18,523	240,614
FVCBankcorp, Inc.†	1,824	19,918
German American Bancorp, Inc.	3,192	87,237
Glacier Bancorp, Inc.	12,698	383,353
Great Southern Bancorp, Inc.	1,029	51,162
Guaranty Bancshares, Inc.	951	27,132
Hancock Whitney Corp.	9,879	340,134
Hanmi Financial Corp.	3,464	50,852
HarborOne Bancorp, Inc.	4,775	46,986
HBT Financial, Inc.	1,527	27,486
Heartland Financial USA, Inc.	4,812	131,849
Heritage Commerce Corp.	6,742	55,150
Heritage Financial Corp.	3,948	64,234
Hilltop Holdings, Inc.	5,315	146,800
Home BancShares, Inc.	21,718	444,133
HomeStreet, Inc.	2,060	9,950
Hope Bancorp, Inc.	13,138	115,089
Horizon Bancorp, Inc.	4,909	46,586
Independent Bank Corp.	2,299	45,865
Independent Bank Corp./MA	5,031	245,513
Independent Bank Group, Inc.	4,118	145,571
International Bancshares Corp.	6,116	268,064
John Marshall Bancorp, Inc.	1,418	26,063
Kearny Financial Corp.	6,445	44,728
Lakeland Bancorp, Inc.	7,099	80,077
Lakeland Financial Corp.	2,826	139,181
LCNB Corp.	1,203	16,830
Live Oak Bancshares, Inc.	3,829	110,467
Luther Burbank Corp.	1,167	9,499
Macatawa Bank Corp.	2,994	27,335
Mainstreet Bancshares, Inc.	792	15,270
Mercantile Bank Corp.	1,785	58,798
Merchants Bancorp	1,806	53,981
Metrocity Bankshares, Inc.	2,079	41,663
Metropolitan Bank Holding Corp.†	1,192	38,633
Mid Penn Bancorp, Inc.	1,619	30,858
Middlefield Banc Corp.	894	22,797
Midland States Bancorp, Inc.	2,423	52,870
MidWestOne Financial Group, Inc.	1,619	32,250
MVB Financial Corp.	1,291	25,368
National Bank Holdings Corp., Class A	4,193	130,738
National Bankshares, Inc.	657	15,440
NBT Bancorp, Inc.	5,215	174,546
NewtekOne, Inc.	2,652	36,783
Nicolet Bankshares, Inc.	1,465	106,681
Northeast Bank	752	35,900
Northeast Community Bancorp, Inc.	1,523	23,211
Northrim BanCorp, Inc.	626	26,110
Norwood Financial Corp.	840	21,512
Oak Valley Bancorp	766	19,112
OFG Bancorp	5,307	157,193
Old National Bancorp	33,357	456,991
Old Second Bancorp, Inc.	4,939	66,973
Orange County Bancorp, Inc.	581	25,622
Origin Bancorp, Inc.	3,322	98,298
Orrstown Financial Services, Inc.	1,165	24,593

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	13,398	$ 94,858
Park National Corp.	1,631	165,367
Parke Bancorp, Inc.	1,190	20,040
Pathward Financial, Inc.	3,052	138,225
PCB Bancorp	1,241	19,087
Peapack-Gladstone Financial Corp.	1,942	45,385
Penns Woods Bancorp, Inc.	780	16,442
Peoples Bancorp, Inc.	3,853	106,266
Peoples Financial Services Corp.	794	31,133
Pioneer Bancorp, Inc.†	1,327	10,881
Plumas Bancorp	622	21,241
Ponce Financial Group, Inc.†	2,327	18,104
Preferred Bank	1,524	90,785
Premier Financial Corp.	4,025	69,834
Primis Financial Corp.	2,306	21,584
Princeton Bancorp, Inc.	578	17,340
QCR Holdings, Inc.	1,876	89,016
RBB Bancorp	1,908	22,076
Red River Bancshares, Inc.	548	25,471
Renasant Corp.	6,284	153,267
Republic Bancorp, Inc., Class A	980	43,306
S&T Bancorp, Inc.	4,427	114,040
Sandy Spring Bancorp, Inc.	4,991	102,066
Seacoast Banking Corp. of Florida	9,589	193,794
ServisFirst Bancshares, Inc.	5,800	273,528
Shore Bancshares, Inc.	3,390	34,781
Sierra Bancorp	1,573	27,685
Simmons First National Corp., Class A	14,374	204,255
SmartFinancial, Inc.	1,804	37,613
South Plains Financial, Inc.	1,368	36,690
Southern First Bancshares, Inc.†	873	23,571
Southern States Bancshares, Inc.	853	19,807
Southside Bancshares, Inc.	3,348	89,392
SouthState Corp.	8,668	572,955
Stellar Bancorp, Inc.	5,541	120,461
Sterling Bancorp, Inc.†	2,475	13,712
Stock Yards Bancorp, Inc.	3,089	120,811
Summit Financial Group, Inc.	1,272	27,348
Texas Capital Bancshares, Inc.†	5,452	300,187
Third Coast Bancshares, Inc.†	1,466	22,738
Tompkins Financial Corp.	1,578	79,026
Towne Bank	7,989	191,257
TriCo Bancshares	3,536	114,390
Triumph Financial, Inc.†	2,530	157,492
TrustCo Bank Corp.	2,117	54,047
Trustmark Corp.	6,927	139,302
UMB Financial Corp.	5,042	316,234
United Bankshares, Inc.	14,898	423,699
United Community Banks, Inc.	13,160	290,704
Unity Bancorp, Inc.	819	19,705
Univest Financial Corp.	3,301	54,995
USCB Financial Holdings, Inc.†	1,197	12,856
Valley National Bancorp	49,148	382,371
Veritex Holdings, Inc.	5,972	102,838
Virginia National Bankshares Corp.	537	16,502
Walker & Dunlop, Inc.	3,621	234,641
Washington Trust Bancorp, Inc.	1,925	44,641
WesBanco, Inc.	6,568	160,194
West BanCorp, Inc.	1,845	30,313
Westamerica BanCorp	2,947	139,216
		19,544,833
Security Description	Shares or Principal Amount	Value

Beverages — 0.4%
BRC, Inc., Class A†	4,242	$ 12,302
Coca-Cola Consolidated, Inc.	544	346,207
Duckhorn Portfolio, Inc.†	4,996	52,108
MGP Ingredients, Inc.	1,805	170,861
National Beverage Corp.†	2,698	125,133
Primo Water Corp.	17,814	232,651
Vita Coco Co., Inc.†	3,253	88,156
Westrock Coffee Co.†	3,231	26,624
Zevia PBC, Class A†	2,837	5,504
		1,059,546
Biotechnology — 5.8%
2seventy Bio, Inc.†	5,713	13,940
4D Molecular Therapeutics, Inc.†	4,459	47,890
89bio, Inc.†	7,032	52,037
Aadi Bioscience, Inc.†	1,845	8,081
ACADIA Pharmaceuticals, Inc.†	13,785	311,127
Acrivon Therapeutics, Inc.†	989	5,182
Actinium Pharmaceuticals, Inc.†	3,037	16,946
Adicet Bio, Inc.†	3,457	4,563
ADMA Biologics, Inc.†	23,962	80,992
Aerovate Therapeutics, Inc.†	1,272	13,496
Agenus, Inc.†	39,845	31,876
Akero Therapeutics, Inc.†	5,839	69,601
Aldeyra Therapeutics, Inc.†	5,298	9,060
Allakos, Inc.†	7,562	14,443
Allogene Therapeutics, Inc.†	9,348	26,361
Allovir, Inc.†	5,791	8,687
Alpine Immune Sciences, Inc.†	3,611	36,977
Altimmune, Inc.†	5,623	13,551
ALX Oncology Holdings, Inc.†	2,461	17,719
Amicus Therapeutics, Inc.†	31,899	349,932
AnaptysBio, Inc.†	2,131	34,757
Anavex Life Sciences Corp.†	8,111	45,259
ANI Pharmaceuticals, Inc.†	1,652	101,994
Annexon, Inc.†	5,192	11,786
Apogee Therapeutics, Inc.†	2,218	38,105
Arbutus Biopharma Corp.†	14,198	25,982
Arcellx, Inc.†	4,317	152,174
Arcturus Therapeutics Holdings, Inc.†	2,652	50,653
Arcus Biosciences, Inc.†	6,001	94,276
Arcutis Biotherapeutics, Inc.†	5,849	13,160
Ardelyx, Inc.†	24,229	95,705
Arrowhead Pharmaceuticals, Inc.†	11,510	283,031
ARS Pharmaceuticals, Inc.†	2,758	9,846
Astria Therapeutics, Inc.†	2,906	14,501
Atara Biotherapeutics, Inc.†	11,017	14,212
Atea Pharmaceuticals, Inc.†	8,720	28,340
Aura Biosciences, Inc.†	3,125	25,500
Aurinia Pharmaceuticals, Inc.†	15,404	113,065
Avid Bioservices, Inc.†	7,059	43,413
Avidity Biosciences, Inc.†	8,041	41,411
Axsome Therapeutics, Inc.†	4,002	249,245
Beam Therapeutics, Inc.†	7,934	167,725
BioAtla, Inc.†	5,032	7,397
BioCryst Pharmaceuticals, Inc.†	21,562	118,375
Biohaven, Ltd.†	6,629	175,735
Biomea Fusion, Inc.†	2,260	23,097
BioVie, Inc.†	378	1,648
Bluebird Bio, Inc.†	12,173	35,910
Blueprint Medicines Corp.†	6,918	407,193
Bridgebio Pharma, Inc.†	13,028	339,249
Cabaletta Bio, Inc.†	3,917	55,856

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cara Therapeutics, Inc.†	5,320	$ 6,863
Caribou Biosciences, Inc.†	8,497	30,844
Carisma Therapeutics, Inc.	3,033	9,099
Cassava Sciences, Inc.†	4,524	91,159
Celcuity, Inc.†	1,985	21,140
Celldex Therapeutics, Inc.†	5,285	124,303
Century Therapeutics, Inc.†	2,664	4,076
Cerevel Therapeutics Holdings, Inc.†	7,039	166,472
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
Cogent Biosciences, Inc.†	9,225	75,276
Compass Therapeutics, Inc.†	10,381	18,686
Crinetics Pharmaceuticals, Inc.†	7,351	215,311
Cue Biopharma, Inc.†	3,931	8,255
Cullinan Oncology, Inc.†	2,708	25,266
Cymabay Therapeutics, Inc.†	11,158	182,768
Cytek Biosciences, Inc.†	13,787	58,043
Cytokinetics, Inc.†	10,595	369,342
Day One Biopharmaceuticals, Inc.†	7,127	84,312
Deciphera Pharmaceuticals, Inc.†	5,958	71,436
Denali Therapeutics, Inc.†	13,439	253,056
Design Therapeutics, Inc.†	3,728	7,605
Disc Medicine, Inc.†	1,004	45,993
Dynavax Technologies Corp.†	14,744	209,512
Dyne Therapeutics, Inc.†	4,835	34,087
Edgewise Therapeutics, Inc.†	4,867	31,149
Editas Medicine, Inc.†	9,357	62,505
Emergent BioSolutions, Inc.†	5,755	12,028
Entrada Therapeutics, Inc.†	2,434	38,968
EQRx, Inc.†	36,297	79,127
Erasca, Inc.†	9,179	21,203
Evolus, Inc.†	4,710	35,796
EyePoint Pharmaceuticals, Inc.†	2,979	17,934
Fate Therapeutics, Inc.†	9,641	17,450
FibroGen, Inc.†	10,342	5,595
Forafric Global PLC†	594	6,558
Genelux Corp.†	2,111	30,631
Generation Bio Co.†	5,151	4,833
Geron Corp.†	56,650	107,635
Graphite Bio, Inc.†	3,188	7,938
Guardant Health, Inc.†	12,850	332,558
Halozyme Therapeutics, Inc.†	14,772	500,328
Harvard Bioscience, Inc.†	4,558	20,010
HilleVax, Inc.†	2,415	26,565
Humacyte, Inc.†	6,966	14,768
Icosavax, Inc.†	3,133	19,268
Ideaya Biosciences, Inc.†	6,176	167,802
IGM Biosciences, Inc.†	1,357	5,347
Ikena Oncology, Inc.†	2,825	11,385
ImmunityBio, Inc.†	12,960	40,694
ImmunoGen, Inc.†	27,266	405,173
Immunovant, Inc.†	6,138	202,861
Inhibrx, Inc.†	3,907	60,441
Innoviva, Inc.†	6,785	84,202
Inozyme Pharma, Inc.†	3,850	11,435
Insmed, Inc.†	14,995	375,775
Intellia Therapeutics, Inc.†	10,036	251,402
Intercept Pharmaceuticals, Inc.†	4,614	87,343
Intra-Cellular Therapies, Inc.†	10,659	530,392
Iovance Biotherapeutics, Inc.†	26,091	99,668
iTeos Therapeutics, Inc.†	2,819	28,359
Janux Therapeutics, Inc.†	1,967	12,628
Karyopharm Therapeutics, Inc.†	12,883	11,208
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Keros Therapeutics, Inc.†	2,560	$ 73,062
Kezar Life Sciences, Inc.†	8,118	5,854
Kiniksa Pharmaceuticals, Ltd., Class A†	3,569	54,427
Kodiak Sciences, Inc.†	3,689	5,349
Krystal Biotech, Inc.†	2,459	287,383
Kymera Therapeutics, Inc.†	4,322	50,438
Larimar Therapeutics, Inc.†	2,917	8,547
Lexicon Pharmaceuticals, Inc.†	10,538	13,067
Ligand Pharmaceuticals, Inc.†	1,897	99,194
Lineage Cell Therapeutics, Inc.†	14,680	16,735
Liquidia Corp.†	5,399	35,147
MacroGenics, Inc.†	6,923	36,138
MeiraGTx Holdings PLC†	3,709	16,765
Merrimack Pharmaceuticals, Inc.†	1,191	14,566
Mersana Therapeutics, Inc.†	11,971	14,245
Mineralys Therapeutics, Inc.†	1,587	12,268
Monte Rosa Therapeutics, Inc.†	3,469	11,795
Myriad Genetics, Inc.†	9,190	143,180
NeoGenomics, Inc.†	14,496	203,234
NGM Biopharmaceuticals, Inc.†	4,958	4,214
Nkarta, Inc.†	3,440	6,983
Novavax, Inc.†	9,904	65,961
Nurix Therapeutics, Inc.†	5,415	30,270
Nuvalent, Inc., Class A†	2,728	142,102
Nuvation Bio, Inc.†	16,571	15,968
Ocean Biomedical, Inc.†	987	1,658
Olema Pharmaceuticals, Inc.†	3,054	40,588
Omega Therapeutics, Inc.†	2,772	3,798
Omeros Corp.†	6,925	8,241
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	7,991	17,900
Ovid therapeutics, Inc.†	6,783	24,080
PDS Biotechnology Corp.†	3,181	13,265
PepGen, Inc.†	1,143	5,852
Phathom Pharmaceuticals, Inc.†	3,512	32,662
Pliant Therapeutics Inc†	6,427	94,284
Point Biopharma Global, Inc.†	10,293	130,309
Poseida Therapeutics, Inc.†	7,731	15,617
Precigen, Inc.†	15,370	17,368
Prelude Therapeutics Inc†	1,619	2,736
Prime Medicine, Inc.†	4,500	29,205
ProKidney Corp.†	5,119	8,344
Protalix BioTherapeutics, Inc.†	7,546	12,602
Prothena Corp. PLC†	4,716	171,945
PTC Therapeutics, Inc.†	8,058	151,087
Radius Health, Inc. CVR†(1)	5,015	401
Rain Oncology, Inc.†	1,933	2,068
Rallybio Corp.†	3,478	14,608
RAPT Therapeutics, Inc.†	3,360	44,184
Recursion Pharmaceuticals, Inc., Class A†	15,525	81,972
REGENXBIO, Inc.†	4,622	59,578
Relay Therapeutics, Inc.†	10,270	67,782
Replimune Group, Inc.†	4,726	68,858
REVOLUTION Medicines, Inc.†	11,536	228,413
Rigel Pharmaceuticals, Inc.†	19,466	15,715
Rocket Pharmaceuticals, Inc.†	6,382	115,514
Sage Therapeutics, Inc.†	6,014	112,642
Sana Biotechnology, Inc.†	10,609	31,403
Sangamo Therapeutics, Inc.†	16,407	10,340
Savara, Inc.†	10,276	37,610
Scholar Rock Holding Corp.†	4,934	58,024

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scilex Holding Co.†	7,466	$ 13,961
Seer, Inc.†	6,670	10,939
Selecta Biosciences, Inc.†	13,211	16,514
SpringWorks Therapeutics, Inc.†	6,628	151,781
Stoke Therapeutics, Inc.†	3,138	11,956
Sutro Biopharma, Inc.†	6,842	18,816
Syndax Pharmaceuticals, Inc.†	7,495	105,530
Tango Therapeutics, Inc.†	5,078	42,655
Tarsus Pharmaceuticals, Inc.†	2,682	38,192
Tela Bio, Inc.†	1,841	10,751
Tenaya Therapeutics, Inc.†	5,207	9,477
Terns Pharmaceuticals, Inc.†	4,875	25,643
TG Therapeutics, Inc.†	15,609	120,658
Theravance Biopharma, Inc.†	6,414	60,548
Theseus Pharmaceuticals, Inc.†	2,302	5,295
Third Harmonic Bio, Inc.†	2,216	14,182
Travere Therapeutics, Inc.†	8,287	53,700
Turnstone Biologics Corp.†	729	2,595
Twist Bioscience Corp.†	6,475	102,046
Tyra Biosciences, Inc.†	1,591	18,456
UroGen Pharma, Ltd.†	2,226	24,953
Vaxxinity, Inc.†	4,848	5,575
Ventyx Biosciences, Inc.†	5,324	76,772
Vera Therapeutics, Inc.†	3,846	40,075
Veracyte, Inc.†	8,281	171,582
Vericel Corp.†	5,418	190,605
Verve Therapeutics, Inc.†	5,771	69,483
Vigil Neuroscience, Inc.†	1,828	12,796
Viking Therapeutics, Inc.†	10,938	107,302
Vir Biotechnology, Inc.†	9,527	75,549
Viridian Therapeutics, Inc.†	4,800	60,000
Vor BioPharma, Inc.†	4,286	7,843
Wave Life Sciences, Ltd.†	6,726	36,186
X4 Pharmaceuticals, Inc.†	14,005	11,211
Xencor, Inc.†	6,598	114,475
XOMA Corp.†	832	15,683
Zentalis Pharmaceuticals, Inc.†	6,625	108,385
Zevra Therapeutics, Inc. †	3,871	17,342
Zura Bio, Ltd.†	1,349	6,340
Zymeworks, Inc.†	6,072	42,625
		14,971,684
Building Materials — 1.9%
AAON, Inc.	7,712	420,150
American Woodmark Corp.†	1,866	125,451
Apogee Enterprises, Inc.	2,515	107,944
Aspen Aerogels, Inc.†	5,814	44,884
Boise Cascade Co.	4,522	423,938
Gibraltar Industries, Inc.†	3,479	211,732
Griffon Corp.	4,994	199,460
JELD-WEN Holding, Inc.†	9,690	109,788
Knife River Corp.†	6,441	324,111
LSI Industries, Inc.	2,977	44,298
Masonite International Corp.†	2,529	200,145
Masterbrand, Inc.†	14,764	164,028
Modine Manufacturing Co.†	5,858	231,391
PGT Innovations, Inc.†	6,457	193,323
Simpson Manufacturing Co., Inc.	4,886	650,717
SmartRent, Inc.†	20,968	50,533
SPX Technologies, Inc.†	5,025	402,603
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Summit Materials, Inc., Class A†	13,599	$ 447,407
UFP Industries, Inc.	6,838	650,772
		5,002,675
Chemicals — 1.7%
AdvanSix, Inc.	3,015	83,063
American Vanguard Corp.	3,073	28,763
Avient Corp.	10,295	325,528
Balchem Corp.	3,642	423,346
Cabot Corp.	6,306	419,223
Codexis, Inc.†	7,585	12,591
Danimer Scientific, Inc.†	9,983	14,276
Ecovyst, Inc.†	10,837	99,700
H.B. Fuller Co.	6,160	407,484
Hawkins, Inc.	2,203	126,518
Ingevity Corp.†	4,161	167,605
Innospec, Inc.	2,840	278,320
Intrepid Potash, Inc.†	1,209	24,047
Koppers Holdings, Inc.	2,295	83,928
Kronos Worldwide, Inc.	2,512	17,333
Lightwave Logic, Inc.†	13,048	59,108
Livent Corp.†	20,549	299,810
Mativ Holdings, Inc.	6,205	81,286
Minerals Technologies, Inc.	3,705	200,292
Oil-Dri Corp. of America	559	32,020
Origin Materials, Inc.†	13,297	13,144
Orion SA	6,384	129,595
Perimeter Solutions SA†	17,652	56,486
Quaker Chemical Corp.	1,581	227,221
Rayonier Advanced Materials, Inc.†	7,255	20,096
Rogers Corp.†	1,971	242,216
Sensient Technologies Corp.	4,792	270,365
Stepan Co.	2,425	181,390
Terawulf, Inc.†	15,416	17,112
Trinseo PLC	3,982	24,649
Tronox Holdings PLC	13,327	142,466
Valhi, Inc.	275	3,069
		4,512,050
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	1,421	312,563
Arch Resources, Inc.	2,083	314,179
CONSOL Energy, Inc.	3,805	349,641
Hallador Energy Co.†	2,599	36,334
NACCO Industries, Inc., Class A	478	16,515
Peabody Energy Corp.	14,185	334,624
Ramaco Resources, Inc.	513	6,418
Ramaco Resources, Inc.	2,566	30,228
SunCoke Energy, Inc.	9,512	90,459
Warrior Met Coal, Inc.	5,889	286,971
		1,777,932
Commercial Services — 5.1%
2U, Inc.†	9,010	19,101
Aaron's Co., Inc.	3,487	25,839
ABM Industries, Inc.	7,540	296,624
Acacia Research Corp.†	4,324	15,523
Adtalem Global Education, Inc.†	4,954	256,617
AirSculpt Technologies, Inc.†	1,385	8,310
Alarm.com Holdings, Inc.†	5,454	278,863
Alight, Inc., Class A†	45,316	300,898
Alta Equipment Group, Inc.	2,625	24,124
AMN Healthcare Services, Inc.†	4,527	343,418
API Group Corp.†	23,814	616,068

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Arlo Technologies, Inc.†	9,946	$ 84,442
Bakkt Holdings, Inc.†	7,926	8,005
Barrett Business Services, Inc.	761	69,601
BrightView Holdings, Inc.†	4,707	31,725
Brink's Co.	5,254	351,282
Cadiz, Inc.†	4,614	13,980
Carriage Services, Inc.	1,526	32,962
Cass Information Systems, Inc.	1,557	58,870
CBIZ, Inc.†	5,456	283,494
Chegg, Inc.†	13,443	101,226
Cimpress PLC†	2,029	121,070
Cipher Mining, Inc.†	4,734	15,764
Cleanspark, Inc.†	12,579	51,574
CompoSecure, Inc.†	1,870	11,276
CoreCivic, Inc.†	12,943	164,376
CorVel Corp.†	992	192,388
Coursera, Inc.†	14,818	256,944
CPI Card Group, Inc.†	484	8,010
CRA International, Inc.	774	75,163
Cross Country Healthcare, Inc.†	3,917	90,718
Custom Truck One Source, Inc.†	6,454	37,240
Deluxe Corp.	4,954	84,466
Distribution Solutions Group, Inc.†	1,031	31,085
Emerald Holding, Inc.†	1,776	8,844
Ennis, Inc.	2,901	61,965
European Wax Center, Inc., Class A†	3,885	57,381
EVERTEC, Inc.	7,438	236,380
First Advantage Corp.	6,223	80,961
FiscalNote Holdings, Inc.†	7,083	9,420
Flywire Corp.†	10,934	294,015
Forrester Research, Inc.†	1,337	31,018
Franklin Covey Co.†	1,323	52,139
GEO Group, Inc.†	13,711	119,834
Graham Holdings Co., Class B	407	235,539
Green Dot Corp., Class A†	5,286	59,097
Hackett Group, Inc.	2,845	63,415
Healthcare Services Group, Inc.	8,471	80,475
Heidrick & Struggles International, Inc.	2,256	54,911
Herc Holdings, Inc.	3,218	343,650
HireQuest, Inc.	610	9,296
Huron Consulting Group, Inc.†	2,167	215,313
I3 Verticals, Inc., Class A†	2,564	48,075
ICF International, Inc.	2,131	270,062
Information Services Group, Inc.	3,993	16,212
Insperity, Inc.	4,149	439,130
John Wiley & Sons, Inc., Class A	4,858	147,052
Kelly Services, Inc., Class A	3,635	64,885
Kforce, Inc.	2,205	134,593
Korn Ferry	5,939	270,343
Laureate Education, Inc.†	14,913	210,870
Legalzoom.com, Inc.†	11,850	118,145
Lincoln Educational Services Corp.†	2,695	23,042
LiveRamp Holdings, Inc.†	7,489	207,146
Marathon Digital Holdings, Inc.†	19,471	171,540
MarketWise, Inc.	3,668	7,960
Marqeta, Inc., Class A†	55,783	288,398
Matthews International Corp., Class A	3,382	119,858
Medifast, Inc.	1,222	84,514
Monro, Inc.	3,546	88,012
Multiplan Corp.†	44,615	75,399
National Research Corp.	1,638	69,222
Payoneer Global, Inc.†	30,160	174,626
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Paysafe, Ltd.†	3,694	$ 35,906
Perdoceo Education Corp.	7,646	138,316
Performant Financial Corp.†	7,656	17,838
Priority Technology Holdings, Inc.†	2,009	7,534
PROG Holdings, Inc.†	5,271	144,373
Progyny, Inc.†	8,938	275,827
Quad/Graphics, Inc.†	3,594	17,575
Remitly Global, Inc.†	14,878	400,665
Rent the Runway, Inc., Class A†	5,543	2,976
Repay Holdings Corp.†	9,244	55,372
Resources Connection, Inc.	3,691	49,718
Riot Platforms, Inc.†	19,414	189,869
Sabre Corp.†	37,696	131,936
SoundThinking, Inc.†	1,083	16,342
SP Plus Corp.†	2,227	112,530
Sterling Check Corp.†	3,571	39,924
StoneCo., Ltd., Class A†	33,132	328,504
Strategic Education, Inc.	2,576	212,031
Stride, Inc.†	4,828	265,443
Target Hospitality Corp.†	3,557	48,838
Textainer Group Holdings, Ltd.	4,775	234,548
Transcat, Inc.†	840	75,617
TriNet Group, Inc.†	4,287	440,489
TrueBlue, Inc.†	3,460	38,302
Udemy, Inc.†	9,762	87,175
Universal Technical Institute, Inc.†	3,730	32,563
Upbound Group, Inc.	6,273	163,474
V2X, Inc.†	1,312	67,004
Viad Corp.†	2,317	56,141
Willdan Group, Inc.†	1,387	24,467
WW International, Inc.†	6,203	48,507
ZipRecruiter, Inc., Class A†	7,801	83,081
		13,246,668
Computers — 2.5%
3D Systems Corp.†	14,512	54,130
ASGN, Inc.†	5,488	458,029
Cantaloupe, Inc.†	6,524	42,928
Conduent, Inc.†	19,581	62,463
Corsair Gaming, Inc.†	4,205	53,782
Cricut, Inc.	5,442	46,420
Desktop Metal, Inc., Class A†	31,912	27,649
ExlService Holdings, Inc.†	18,406	480,581
Grid Dynamics Holdings, Inc.†	6,310	63,983
Insight Enterprises, Inc.†	3,268	468,304
Integral Ad Science Holding Corp.†	5,448	62,543
Maximus, Inc.	6,924	517,361
Mitek Systems, Inc.†	4,856	51,862
NetScout Systems, Inc.†	7,763	169,466
NextNav, Inc.†	6,233	29,046
OneSpan, Inc.†	4,560	36,024
PAR Technology Corp.†	3,032	88,504
Parsons Corp.†	4,698	265,672
PlayAGS, Inc.†	4,202	30,002
Presto Automation, Inc.†	406	544
Qualys, Inc.†	4,235	647,743
Rapid7, Inc.†	6,829	317,480
Rimini Street, Inc.†	5,948	12,907
Super Micro Computer, Inc.†	5,280	1,264,402
System1, Inc.†	3,722	4,318
Tenable Holdings, Inc.†	12,997	547,304
Thoughtworks Holding, Inc.†	10,533	35,707
Tingo Group, Inc.†	13,892	10,855

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
TTEC Holdings, Inc.	2,213	$ 45,544
Unisys Corp.†	7,563	21,025
Varonis Systems, Inc.†	12,374	416,261
Velo3D, Inc.†	10,125	13,365
Vuzix Corp.†	6,715	21,824
		6,368,028
Cosmetics/Personal Care — 0.4%
Beauty Health Co.†	9,308	37,697
e.l.f. Beauty, Inc.†	6,074	562,635
Edgewell Personal Care Co.	5,832	203,537
Inter Parfums, Inc.	2,089	265,533
Waldencast PLC, Class A†	4,103	31,511
		1,100,913
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	2,141	57,978
EVI Industries, Inc.	540	13,894
G-III Apparel Group, Ltd.†	4,703	120,162
Global Industrial Co.	1,492	47,669
H&E Equipment Services, Inc.	3,660	149,035
Hudson Technologies, Inc.†	4,988	64,245
MRC Global, Inc.†	9,550	100,371
OPENLANE, Inc.†	12,287	165,014
Resideo Technologies, Inc.†	16,672	241,411
Rush Enterprises, Inc., Class A	7,088	252,191
Rush Enterprises, Inc., Class B	1,053	42,583
ScanSource, Inc.†	2,814	85,546
ThredUp, Inc., Class A†	8,168	26,301
Titan Machinery, Inc.†	2,343	58,200
Veritiv Corp.	1,492	252,760
VSE Corp.	1,456	78,333
		1,755,693
Diversified Financial Services — 2.5%
AlTi Global, Inc.†	2,393	15,004
Applied Digital Corp.†	7,850	38,308
Artisan Partners Asset Management, Inc., Class A	6,994	230,802
AssetMark Financial Holdings, Inc.†	2,501	59,799
Atlanticus Holdings Corp.†	527	15,420
Avantax, Inc.†	4,370	112,790
B. Riley Financial, Inc.	2,127	77,019
BGC Group, Inc., Class A	35,770	209,970
Bit Digital, Inc.†	8,225	17,273
Bread Financial Holdings, Inc.	5,746	155,314
BrightSphere Investment Group, Inc.	3,707	58,052
Brookfield Business Corp., Class A	2,958	42,063
Cohen & Steers, Inc.	2,960	154,630
Columbia Financial, Inc.†	3,379	54,402
Consumer Portfolio Services, Inc.†	956	8,843
Diamond Hill Investment Group, Inc.	322	50,586
Enact Holdings, Inc.	3,415	94,117
Encore Capital Group, Inc.†	2,645	99,664
Enova International, Inc.†	3,462	138,065
Federal Agricultural Mtg. Corp., Class C	1,039	154,354
Finance of America Cos., Inc., Class A†	6,078	6,321
First Western Financial, Inc.†	912	12,193
Forge Global Holdings, Inc.†	12,500	31,750
FTAI Aviation, Ltd.	11,332	426,197
GCM Grosvenor, Inc., Class A	4,720	37,996
Hamilton Lane, Inc., Class A	4,160	349,939
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,777	201,858
International Money Express, Inc.†	3,749	59,834
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LendingClub Corp.†	12,112	$ 62,861
LendingTree, Inc.†	1,196	15,823
Moelis & Co., Class A	7,605	316,672
Mr. Cooper Group, Inc.†	7,453	421,318
Navient Corp.	10,129	161,152
Nelnet, Inc., Class A	1,657	140,530
NerdWallet, Inc., Class A†	3,896	41,999
Ocwen Financial Corp.†	731	17,573
OppFi, Inc.†	1,224	2,730
Pagseguro Digital, Ltd.†	22,602	159,570
Paysign, Inc.†	3,714	6,834
PennyMac Financial Services, Inc.	2,904	195,149
Perella Weinberg Partners	4,786	46,951
Piper Sandler Cos.	1,975	276,204
PJT Partners, Inc., Class A	2,701	211,650
PRA Group, Inc.†	4,396	54,115
Radian Group, Inc.	17,914	453,941
Regional Management Corp.	893	22,200
Sculptor Capital Management, Inc.	2,393	30,271
Security National Financial Corp., Class A†	1,421	9,819
Silvercrest Asset Management Group, Inc., Class A	1,086	19,276
StepStone Group, Inc., Class A	6,140	173,762
StoneX Group, Inc.†	2,034	193,881
SWK Holdings Corp.†	428	6,908
Upstart Holdings, Inc.†	8,203	197,118
Velocity Financial, Inc.†	996	11,504
Victory Capital Holdings, Inc., Class A	3,103	91,414
Virtus Investment Partners, Inc.	789	145,357
WisdomTree, Inc.	15,707	97,383
World Acceptance Corp.†	463	45,661
		6,542,189
Electric — 1.3%
ALLETE, Inc.	6,580	352,293
Altus Power, Inc.†	7,270	38,604
Ameresco, Inc., Class A†	3,660	95,709
Avista Corp.	8,589	272,185
Black Hills Corp.	7,587	366,831
FTC Solar, Inc.†	7,237	7,744
Genie Energy, Ltd., Class B	2,249	44,620
MGE Energy, Inc.	4,154	297,551
Northwestern Energy Group, Inc.	6,852	328,965
Ormat Technologies, Inc.	6,088	374,655
Otter Tail Corp.	4,700	361,618
PNM Resources, Inc.	9,760	412,458
Portland General Electric Co.	11,058	442,541
Unitil Corp.	1,816	82,937
		3,478,711
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,839	343,085
Blink Charging Co.†	6,181	14,711
Encore Wire Corp.	1,823	326,007
Energizer Holdings, Inc.	8,156	257,566
EnerSys	4,697	401,969
ESS Tech, Inc.†	10,379	12,455
Insteel Industries, Inc.	2,133	59,532
nLight, Inc.†	5,017	41,792
Novanta, Inc.†	4,076	538,277
Powell Industries, Inc.	1,043	79,946
		2,075,340
Electronics — 1.9%
Advanced Energy Industries, Inc.	4,282	373,647

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Akoustis Technologies, Inc.†	7,867	$ 3,989
Allient, Inc.	1,472	40,627
Atkore, Inc.†	4,400	546,832
Atmus Filtration Technologies, Inc.†	1,869	35,062
Badger Meter, Inc.	3,349	464,004
Bel Fuse, Inc.	1,191	64,528
Benchmark Electronics, Inc.	4,026	97,469
Charge Enterprises, Inc.†	15,323	4,370
Comtech Telecommunications Corp.	3,104	37,869
CTS Corp.	3,570	133,554
Enovix Corp.†	15,581	138,827
ESCO Technologies, Inc.	2,915	283,396
Evolv Technologies Holdings, Inc.†	12,818	54,477
FARO Technologies, Inc.†	2,158	27,773
GoPro, Inc., Class A†	14,723	36,955
Itron, Inc.†	5,186	297,054
Kimball Electronics, Inc.†	2,726	71,421
Knowles Corp.†	10,231	132,901
Mesa Laboratories, Inc.	587	55,078
MicroVision, Inc.†	20,125	38,036
Mirion Technologies, Inc.†	22,804	158,032
Napco Security Technologies, Inc.	3,592	65,985
NEXTracker, Inc., Class A†	5,648	196,325
NVE Corp.	543	36,924
OSI Systems, Inc.†	1,805	188,207
Plexus Corp.†	3,125	307,250
Sanmina Corp.†	6,563	333,860
SKYX Platforms Corp.†	7,130	11,337
Stoneridge, Inc.†	3,011	48,989
TTM Technologies, Inc.†	11,643	133,778
Turtle Beach Corp.†	1,780	14,685
Vicor Corp.†	2,524	97,780
Vishay Intertechnology, Inc.	14,682	326,528
		4,857,549
Energy-Alternate Sources — 0.6%
Array Technologies, Inc.†	17,242	298,804
Energy Vault Holdings, Inc.†	11,154	22,419
Eneti, Inc.	2,807	28,491
Enviva, Inc.	3,562	12,894
Eos Energy Enterprises, Inc.†	12,243	21,548
Fluence Energy, Inc.†	4,479	77,576
FuelCell Energy, Inc.†	46,601	50,795
FutureFuel Corp.	2,974	19,480
Gevo, Inc.†	26,601	28,463
Green Plains, Inc.†	6,619	194,466
Maxeon Solar Technologie, Ltd.†	3,346	20,879
Montauk Renewables, Inc.†	7,585	76,305
REX American Resources Corp.†	1,765	67,088
Shoals Technologies Group, Inc., Class A†	19,519	299,812
Stem, Inc.†	16,206	54,776
Sunnova Energy International, Inc.†	11,492	104,922
SunPower Corp.†	9,936	42,427
TPI Composites, Inc.†	4,709	10,878
Verde Clean Fuels, Inc.†	488	2,050
		1,434,073
Engineering & Construction — 1.6%
908 Devices, Inc.†	2,495	14,795
Arcosa, Inc.	5,523	381,474
Bowman Consulting Group, Ltd.†	1,192	31,671
Comfort Systems USA, Inc.	4,030	732,855
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Concrete Pumping Holdings, Inc.†	2,950	$ 20,739
Construction Partners, Inc., Class A†	4,573	175,832
Dycom Industries, Inc.†	3,263	277,942
Exponent, Inc.	5,765	422,517
Fluor Corp.†	16,236	540,496
Frontdoor, Inc.†	9,367	270,987
Granite Construction, Inc.	5,021	203,250
Great Lakes Dredge & Dock Corp.†	7,462	56,711
IES Holdings, Inc.†	932	57,998
INNOVATE Corp.†	6,175	7,534
Iteris, Inc.†	4,859	21,477
Latham Group, Inc.†	4,420	10,122
Limbach Holdings, Inc.†	1,047	31,201
Mistras Group, Inc.†	2,369	12,958
MYR Group, Inc.†	1,871	216,718
NV5 Global, Inc.†	1,564	147,563
Primoris Services Corp.	6,044	181,683
Southland Holdings, Inc.†	460	2,898
Sterling Infrastructure, Inc.†	3,409	248,346
Tutor Perini Corp.†	4,831	34,832
		4,102,599
Entertainment — 1.2%
Accel Entertainment, Inc.†	6,136	60,440
Atlanta Braves Holdings, Inc., Class A†	1,143	43,331
Atlanta Braves Holdings, Inc., Class C†	5,183	180,265
Bally's Corp.†	3,356	30,607
Cinemark Holdings, Inc.†	12,511	206,306
Everi Holdings, Inc.†	9,606	103,649
Golden Entertainment, Inc.	2,304	72,253
IMAX Corp.†	5,113	93,108
International Game Technology PLC	12,361	314,217
Light & Wonder, Inc.†	10,397	760,125
Lions Gate Entertainment Corp., Class A†	6,631	52,120
Lions Gate Entertainment Corp., Class B†	13,412	100,053
Loop Media, Inc.†	4,285	1,282
Madison Square Garden Entertainment Corp.†	4,920	149,962
Monarch Casino & Resort, Inc.	1,533	92,271
RCI Hospitality Holdings, Inc.	995	54,237
Red Rock Resorts, Inc., Class A	5,419	214,321
Reservoir Media, Inc.†	2,258	12,712
Rush Street Interactive, Inc.†	7,166	25,583
SeaWorld Entertainment, Inc.†	4,140	178,351
Six Flags Entertainment Corp.†	8,222	163,618
Sphere Entertainment Co.†	2,969	97,710
Super Group SGHC, Ltd.†	15,523	59,453
		3,065,974
Environmental Control — 0.3%
374Water, Inc.†	6,826	11,741
Casella Waste Systems, Inc., Class A†	6,427	484,917
CECO Environmental Corp.†	3,378	54,656
Energy Recovery, Inc.†	6,339	96,353
Enviri Corp.†	8,981	51,551
LanzaTech Global, Inc.†	2,347	8,261
Li-Cycle Holdings Corp.†	15,699	21,037
Montrose Environmental Group, Inc.†	3,175	73,406
Pure Cycle Corp.†	2,225	21,271
PureCycle Technologies, Inc.†	13,218	58,820
		882,013
Food — 1.5%
B&G Foods, Inc.	8,092	65,302
Beyond Meat, Inc.†	6,745	40,268

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Calavo Growers, Inc.	1,969	$ 49,894
Cal-Maine Foods, Inc.	4,346	196,917
Chefs' Warehouse, Inc.†	4,007	76,253
Hain Celestial Group, Inc.†	10,178	112,467
HF Foods Group, Inc.†	4,581	18,507
Hostess Brands, Inc.†	15,119	504,975
Ingles Markets, Inc., Class A	1,601	128,432
J&J Snack Foods Corp.	1,714	268,430
John B. Sanfilippo & Son, Inc.	1,020	104,305
Krispy Kreme, Inc.	9,965	128,847
Lancaster Colony Corp.	2,224	376,234
Mission Produce, Inc.†	5,515	51,896
Nathan's Famous, Inc.	321	21,013
Natural Grocers by Vitamin Cottage, Inc.	1,062	13,349
Seneca Foods Corp., Class A†	597	32,626
Simply Good Foods Co.†	10,334	385,355
SpartanNash Co.	3,928	88,341
Sprouts Farmers Market, Inc.†	11,792	495,500
SunOpta, Inc.†	10,334	39,683
TreeHouse Foods, Inc.†	5,863	244,429
United Natural Foods, Inc.†	6,653	97,001
Utz Brands, Inc.	8,196	99,909
Village Super Market, Inc., Class A	1,003	24,543
Weis Markets, Inc.	1,876	122,128
		3,786,604
Food Service — 0.0%
Sovos Brands, Inc.†	5,801	125,940
Forest Products & Paper — 0.1%
Glatfelter Corp.†	5,035	8,711
Sylvamo Corp.	4,144	183,579
		192,290
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	13,646	351,521
Chesapeake Utilities Corp.	1,990	176,334
New Jersey Resources Corp.	11,066	449,058
Northwest Natural Holding Co.	4,088	150,070
ONE Gas, Inc.	6,284	379,554
RGC Resources, Inc.	911	14,248
Southwest Gas Holdings, Inc.	7,033	412,204
Spire, Inc.	5,868	326,437
		2,259,426
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	2,211	62,018
Enerpac Tool Group Corp.	6,416	181,573
Franklin Electric Co., Inc.	5,258	455,974
Kennametal, Inc.	9,181	212,173
Luxfer Holdings PLC	3,122	25,819
		937,557
Healthcare-Products — 3.0%
Accuray, Inc.†	10,610	28,010
Adaptive Biotechnologies Corp.†	12,922	57,374
Akoya Biosciences, Inc.†	2,538	8,883
Alphatec Holdings, Inc.†	9,131	83,823
AngioDynamics, Inc.†	4,293	26,617
Artivion, Inc.†	4,481	57,088
AtriCure, Inc.†	5,299	183,557
Atrion Corp.	156	53,349
Avanos Medical, Inc.†	5,264	96,647
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Avita Medical, Inc.†	2,860	$ 26,627
Axogen, Inc.†	4,626	17,394
Axonics, Inc.†	5,582	285,854
BioLife Solutions, Inc.†	3,959	39,986
Butterfly Network, Inc.†	15,875	13,445
CareDx, Inc.†	5,921	32,033
Castle Biosciences, Inc.†	2,826	44,142
Cerus Corp.†	20,186	28,260
ClearPoint Neuro, Inc.†	2,608	14,344
CONMED Corp.	3,489	340,038
Cutera, Inc.†	2,084	6,481
CVRx, Inc.†	1,265	16,926
Embecta Corp.	6,574	99,399
Glaukos Corp.†	5,333	363,711
Haemonetics Corp.†	5,707	486,408
Inari Medical, Inc.†	6,087	369,542
InfuSystem Holdings, Inc.†	2,066	19,792
Inmode, Ltd.†	8,814	168,347
Inogen, Inc.†	2,651	11,850
Integer Holdings Corp.†	3,779	306,741
iRadimed Corp.	832	33,896
iRhythm Technologies, Inc.†	3,491	274,113
KORU Medical Systems, Inc.†	3,976	9,026
Lantheus Holdings, Inc.†	7,742	500,133
LeMaitre Vascular, Inc.	2,247	109,159
LivaNova PLC†	6,173	302,786
MaxCyte, Inc.†	9,941	29,425
Merit Medical Systems, Inc.†	6,471	444,817
MiMedx Group, Inc.†	13,128	86,120
NanoString Technologies, Inc.†	5,379	7,423
Nautilus Biotechnology, Inc.†	5,743	14,702
Neogen Corp.†	24,797	369,227
Nevro Corp.†	4,040	58,297
OmniAb, Inc.†	10,607	48,262
Omnicell, Inc.†	5,115	181,787
OraSure Technologies, Inc.†	8,190	42,260
Orchestra BioMed Holdings, Inc.†	1,657	7,771
Orthofix Medical, Inc.†	4,001	44,171
OrthoPediatrics Corp.†	1,806	44,175
Pacific Biosciences of California, Inc.†	28,675	177,211
Paragon 28, Inc.†	4,996	43,115
Patterson Cos., Inc.	9,776	297,777
PROCEPT BioRobotics Corp.†	4,106	110,000
Pulmonx Corp.†	4,173	36,681
Pulse Biosciences, Inc.†	1,837	8,303
Quanterix Corp.†	4,008	87,054
Quantum-Si, Inc.†	11,574	13,889
RxSight, Inc.†	3,082	68,235
Sanara Medtech, Inc.†	432	11,876
Semler Scientific, Inc.†	569	16,598
SI-BONE, Inc.†	3,956	67,292
Silk Road Medical, Inc.†	4,371	32,826
SomaLogic, Inc.†	17,193	38,340
STAAR Surgical Co.†	5,531	231,306
Surmodics, Inc.†	1,567	46,164
Tactile Systems Technology, Inc.†	2,647	28,905
TransMedics Group, Inc.†	3,609	135,265
Treace Medical Concepts, Inc.†	5,144	51,594
UFP Technologies, Inc.†	807	125,827
Utah Medical Products, Inc.	390	31,013
Varex Imaging Corp.†	4,414	79,673
Vicarious Surgical, Inc.†	7,971	3,288

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Zimvie, Inc.†	2,940	$ 20,756
Zynex, Inc.†	2,242	19,909
		7,677,115
Healthcare-Services — 1.3%
23andMe Holding Co., Class A†	30,006	25,418
Accolade, Inc.†	7,715	50,147
Addus HomeCare Corp.†	1,781	140,521
Agiliti, Inc.†	3,372	18,984
American Well Corp., Class A†	27,899	32,642
Apollo Medical Holdings, Inc.†	4,874	152,118
ATI Physical Therapy, Inc.†	1	7
Aveanna Healthcare Holdings, Inc.†	5,623	7,760
Brookdale Senior Living, Inc.†	21,211	82,935
Cano Health, Inc.†	28,695	3,773
CareMax, Inc.†	8,549	17,098
Community Health Systems, Inc.†	14,302	30,606
DocGo, Inc.†	8,849	52,563
Enhabit, Inc.†	5,729	42,223
Ensign Group, Inc.	6,207	599,596
Fulgent Genetics, Inc.†	2,329	55,756
HealthEquity, Inc.†	9,566	685,691
Innovage Holding Corp.†	2,152	11,685
Invitae Corp.†	29,896	18,108
Joint Corp.†	1,620	12,652
LifeStance Health Group, Inc.†	12,073	70,386
ModivCare, Inc.†	1,450	61,248
Nano-X Imaging, Ltd.†	5,428	27,411
National HealthCare Corp.	1,421	95,719
OPKO Health, Inc.†	45,884	57,355
Oscar Health, Inc., Class A†	17,597	90,097
P3 Health Partners, Inc.†	4,640	6,635
Pediatrix Medical Group, Inc. †	9,576	109,741
Pennant Group, Inc.†	3,244	35,262
Quipt Home Medical Corp.†	4,590	21,711
RadNet, Inc.†	6,774	182,627
Select Medical Holdings Corp.	11,830	268,896
Surgery Partners, Inc.†	7,683	177,708
U.S. Physical Therapy, Inc.	1,664	139,959
Viemed Healthcare, Inc.†	3,883	24,502
		3,409,540
Home Builders — 1.7%
Beazer Homes USA, Inc.†	3,354	81,133
Cavco Industries, Inc.†	996	248,512
Century Communities, Inc.	3,238	199,137
Dream Finders Homes, Inc., Class A†	2,757	54,285
Forestar Group, Inc.†	2,085	49,519
Green Brick Partners, Inc.†	2,969	114,900
Hovnanian Enterprises, Inc., Class A†	548	38,075
Installed Building Products, Inc.	2,698	301,286
KB Home	8,245	364,429
Landsea Homes Corp.†	1,530	11,383
LCI Industries	2,813	305,182
LGI Homes, Inc.†	2,370	223,989
M/I Homes, Inc.†	3,067	251,709
MDC Holdings, Inc.	6,684	253,658
Meritage Homes Corp.	4,147	472,841
Skyline Champion Corp.†	6,100	357,643
Taylor Morrison Home Corp.†	11,977	458,959
Tri Pointe Homes, Inc.†	11,292	282,978
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
United Homes Group, Inc.†	615	$ 4,120
Winnebago Industries, Inc.	3,339	193,495
		4,267,233
Home Furnishings — 0.3%
Daktronics, Inc.†	4,288	41,250
Ethan Allen Interiors, Inc.	2,600	68,276
Hooker Furnishings Corp.	1,235	20,649
iRobot Corp.†	3,121	102,774
Lovesac Co.†	1,597	26,287
MillerKnoll, Inc.	8,645	203,157
Purple Innovation, Inc.	6,237	6,050
Sleep Number Corp.†	2,432	39,569
Snap One Holdings Corp.†	2,081	15,587
Sonos, Inc.†	14,459	155,868
Traeger, Inc.†	4,039	10,623
Vizio Holding Corp., Class A†	8,629	43,922
VOXX International Corp.†	1,348	12,361
Xperi, Inc.†	4,853	41,202
		787,575
Household Products/Wares — 0.4%
ACCO Brands Corp.	10,512	53,191
Bright Green Corp.†	6,862	2,499
Central Garden & Pet Co.†	1,113	48,560
Central Garden & Pet Co., Class A†	4,482	177,891
Helen of Troy, Ltd.†	2,741	269,495
Quanex Building Products Corp.	3,757	100,876
WD-40 Co.	1,546	326,824
		979,336
Insurance — 2.2%
Ambac Financial Group, Inc.†	5,036	61,087
American Coastal Insurance Corp.†	2,231	16,710
American Equity Investment Life Holding Co.†	8,851	468,749
AMERISAFE, Inc.	2,170	110,605
Argo Group International Holdings, Ltd.	3,640	108,618
BRP Group, Inc., Class A†	6,854	143,454
CNO Financial Group, Inc.	12,955	300,297
Crawford & Co., Class A	1,648	15,079
Donegal Group, Inc., Class A	1,749	24,696
eHealth, Inc.†	3,135	26,898
Employers Holdings, Inc.	3,050	115,900
Enstar Group, Ltd.†	1,358	321,805
Essent Group, Ltd.	12,053	569,384
F&G Annuities & Life, Inc.	2,131	65,400
Fidelis Insurance Holdings, Ltd.†	1,726	24,406
Genworth Financial, Inc., Class A†	54,299	325,251
GoHealth, Inc.†	446	6,262
Goosehead Insurance, Inc., Class A†	2,453	159,126
Greenlight Capital Re, Ltd., Class A†	2,940	32,781
HCI Group, Inc.	732	43,166
Hippo Holdings, Inc.†	1,192	8,582
Horace Mann Educators Corp.	4,678	148,433
Investors Title Co.	139	19,990
Jackson Financial, Inc., Class A	9,430	346,175
James River Group Holdings, Ltd.	4,214	57,943
Kingsway Financial Services, Inc.†	1,211	9,349
Lemonade, Inc.†	5,770	63,124
Maiden Holdings, Ltd.†	10,327	16,936
MBIA, Inc.†	5,505	37,874
Mercury General Corp.	3,051	94,215
National Western Life Group, Inc., Class A	259	124,035
NI Holdings, Inc.†	939	11,916

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NMI Holdings, Inc., Class A†	9,342	$ 255,504
Palomar Holdings, Inc.†	2,776	139,022
ProAssurance Corp.	6,148	104,516
Safety Insurance Group, Inc.	1,635	122,903
Selective Insurance Group, Inc.	6,855	713,674
Selectquote, Inc.†	15,521	20,488
SiriusPoint, Ltd.†	10,407	102,509
Skyward Specialty Insurance Group, Inc.†	2,715	76,427
Stewart Information Services Corp.	3,047	133,063
Tiptree, Inc.	2,731	41,265
Trupanion, Inc.†	4,504	92,782
United Fire Group, Inc.	2,393	48,195
Universal Insurance Holdings, Inc.	2,882	45,132
		5,773,726
Internet — 1.6%
1-800-Flowers.com, Inc., Class A†	2,963	22,252
Allbirds, Inc., Class A†	10,815	9,353
BARK, Inc.†	15,180	16,243
Blade Air Mobility, Inc.†	6,761	14,401
Bumble, Inc., Class A†	11,518	154,802
Cargurus, Inc.†	11,133	191,822
CarParts.com, Inc.†	6,043	17,102
Cars.com, Inc.†	7,572	115,321
Cogent Communications Holdings, Inc.	4,929	320,286
ContextLogic, Inc., Class A†	2,555	10,016
Couchbase, Inc.†	3,869	60,202
DHI Group, Inc.†	4,871	13,346
Entravision Communications Corp., Class A	6,847	24,512
ePlus, Inc.†	3,025	189,062
Eventbrite, Inc., Class A†	8,800	72,864
EverQuote, Inc., Class A†	2,409	20,693
Figs, Inc., Class A†	14,546	80,148
fuboTV, Inc.†	32,229	77,994
Gambling.com Group, Ltd.†	1,213	15,720
Grindr, Inc.†	4,665	27,757
HealthStream, Inc.	2,778	70,561
Hims & Hers Health, Inc.†	13,906	83,158
Lands' End, Inc.†	1,686	10,588
Liquidity Services, Inc.†	2,622	50,526
Magnite, Inc.†	15,238	101,180
MediaAlpha, Inc., Class A†	2,463	25,320
Mondee Holdings, Inc.†	5,165	19,059
Nerdy, Inc.†	6,923	21,323
Nextdoor Holdings, Inc.†	16,558	30,136
Open Lending Corp.†	11,326	67,843
Opendoor Technologies, Inc.†	62,113	118,015
OptimizeRx Corp.†	1,892	15,249
Overstock.com, Inc.†	5,133	80,075
Perficient, Inc.†	3,907	227,348
Q2 Holdings, Inc.†	6,480	194,594
QuinStreet, Inc.†	5,912	66,865
Revolve Group, Inc.†	4,670	64,212
Rover Group, Inc.†	10,568	68,164
Shutterstock, Inc.	2,807	114,189
Solo Brands, Inc., Class A†	2,498	9,617
Sprinklr, Inc.†	11,735	159,479
Squarespace, Inc., Class A†	5,085	144,465
Stitch Fix, Inc., Class A†	9,738	31,941
TechTarget, Inc.†	2,968	74,734
TrueCar, Inc.†	10,033	18,360
Tucows, Inc., Class A†	1,130	19,086
Security Description	Shares or Principal Amount	Value

Internet (continued)
Upwork, Inc.†	14,084	$ 147,178
Vivid Seats, Inc., Class A†	2,778	16,335
Yelp, Inc.†	7,663	323,302
Ziff Davis, Inc.†	5,358	323,945
		4,150,743
Investment Companies — 0.1%
Cannae Holdings, Inc.†	8,146	133,187
Compass Diversified Holdings	7,190	123,524
FTAI Infrastructure, Inc.	11,259	34,453
		291,164
Iron/Steel — 0.6%
ATI, Inc.†	14,682	554,539
Carpenter Technology Corp.	5,484	343,956
Commercial Metals Co.	13,337	564,022
Haynes International, Inc.	1,423	61,225
Schnitzer Steel Industries, Inc., Class A	2,945	66,881
		1,590,623
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,554	181,112
Bowlero Corp.†	3,435	34,659
Camping World Holdings, Inc., Class A	4,758	79,697
Clarus Corp.	3,330	19,281
Dragonfly Energy Holdings Corp.†	3,154	2,599
Escalade, Inc.	1,133	19,306
Global Business Travel Group I†	3,671	18,098
Johnson Outdoors, Inc., Class A	616	29,291
Life Time Group Holdings, Inc.†	5,082	60,069
Lindblad Expeditions Holdings, Inc.†	3,978	24,743
Livewire Group, Inc.†	1,254	13,443
Malibu Boats, Inc., Class A†	2,314	100,937
Marine Products Corp.	957	9,321
MasterCraft Boat Holdings, Inc.†	1,964	40,144
OneSpaWorld Holdings, Ltd.†	9,495	99,508
Topgolf Callaway Brands Corp.†	16,382	200,188
Virgin Galactic Holdings, Inc.†	28,740	42,535
Vista Outdoor, Inc.†	6,576	165,189
Xponential Fitness, Inc., Class A†	2,812	40,127
		1,180,247
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,227	41,117
Century Casinos, Inc.†	3,129	13,705
Full House Resorts, Inc.†	3,737	14,013
Hilton Grand Vacations, Inc.†	9,263	333,005
Marcus Corp.	2,759	42,875
		444,715
Machinery-Construction & Mining — 0.3%
Argan, Inc.	1,442	65,957
Astec Industries, Inc.	2,587	103,583
Babcock & Wilcox Enterprises, Inc.†	6,690	17,595
Bloom Energy Corp., Class A†	21,927	228,041
Hyster-Yale Materials Handling, Inc.	1,236	49,452
Manitowoc Co., Inc.†	3,966	50,765
NuScale Power Corp.†	6,097	20,608
Terex Corp.	7,650	350,370
Transphorm, Inc.†	3,201	8,355
		894,726
Machinery-Diversified — 1.8%
Alamo Group, Inc.	1,149	184,185

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Albany International Corp., Class A	3,562	$ 290,695
Applied Industrial Technologies, Inc.	4,393	674,369
Cactus, Inc., Class A	7,358	345,385
Chart Industries, Inc.†	4,893	568,713
Columbus McKinnon Corp.	3,211	98,160
CSW Industrials, Inc.	1,754	310,914
DXP Enterprises, Inc.†	1,606	52,356
Eastman Kodak Co.†	6,487	24,132
Gencor Industries, Inc.†	1,199	17,026
Gorman-Rupp Co.	2,606	77,007
GrafTech International, Ltd.	22,058	76,100
Ichor Holdings, Ltd.†	3,246	78,748
Intevac, Inc.†	2,904	9,322
Kadant, Inc.	1,331	292,820
Lindsay Corp.	1,258	157,149
Mueller Water Products, Inc., Class A	17,667	218,541
Tennant Co.	2,108	156,456
Thermon Group Holdings, Inc.†	3,805	101,555
Watts Water Technologies, Inc., Class A	3,114	538,753
Zurn Elkay Water Solutions Corp.	16,845	445,719
		4,718,105
Media — 0.4%
AMC Networks, Inc., Class A†	3,516	41,489
E.W. Scripps Co., Class A†	6,770	37,032
Gannett Co., Inc.†	16,413	38,407
Gray Television, Inc.	9,423	61,438
iHeartMedia, Inc., Class A†	11,683	27,455
Liberty Latin America, Ltd., Class A†	4,074	27,826
Liberty Latin America, Ltd., Class C†	16,372	112,148
Scholastic Corp.	3,107	114,648
Sinclair, Inc.	3,736	40,610
TEGNA, Inc.	22,985	333,512
Thryv Holdings, Inc.†	3,527	61,476
Townsquare Media, Inc.	1,329	11,429
Urban One, Inc.†	1,031	5,598
Urban One, Inc.†	1,297	6,887
Value Line, Inc.	96	3,931
WideOpenWest, Inc.†	5,773	40,642
		964,528
Metal Fabricate/Hardware — 0.7%
AZZ, Inc.	2,825	133,538
Helios Technologies, Inc.	3,730	192,915
Hillman Solutions Corp.†	22,225	145,796
Janus International Group, Inc.†	9,666	90,474
Mayville Engineering Co., Inc.†	1,275	15,415
Mueller Industries, Inc.	12,762	481,255
Northwest Pipe Co.†	1,120	30,531
Olympic Steel, Inc.	1,122	56,964
Omega Flex, Inc.	372	27,182
Park-Ohio Holdings Corp.	955	21,659
Proto Labs, Inc.†	3,001	70,854
Ryerson Holding Corp.	2,741	79,626
Standex International Corp.	1,343	192,814
TimkenSteel Corp.†	4,949	100,613
Tredegar Corp.	3,002	13,449
Worthington Industries, Inc.	3,505	215,978
Xometry, Inc., Class A†	3,863	56,207
		1,925,270
Mining — 0.7%
5E Advanced Materials, Inc.†	4,473	10,064
Security Description	Shares or Principal Amount	Value

Mining (continued)
Caledonia Mining Corp. Plc	1,867	$ 20,668
Centrus Energy Corp., Class A†	1,397	74,139
Century Aluminum Co.†	5,988	39,581
Coeur Mining, Inc.†	37,687	94,594
Compass Minerals International, Inc.	3,899	96,071
Constellium SE†	14,413	227,725
Contango ORE, Inc.†	448	7,638
Dakota Gold Corp.†	6,116	17,614
Encore Energy Corp.†	16,109	53,160
Energy Fuels, Inc.†	17,880	143,219
Hecla Mining Co.	69,558	283,101
i-80 Gold Corp.†	21,976	30,766
Ivanhoe Electric, Inc.†	6,348	65,004
Kaiser Aluminum Corp.	1,815	103,092
NioCorp Developments, Ltd.†	222	995
Novagold Resources, Inc.†	27,521	96,874
Pan American Silver Corp. CVR†	29,003	14,531
Perpetua Resources Corp.†	4,297	15,512
Piedmont Lithium, Inc.†	2,041	56,066
PolyMet Mining Corp.†	3,886	8,161
United States Lime & Minerals, Inc.	234	46,330
Uranium Energy Corp.†	41,870	249,126
		1,754,031
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,261	29,859
Chase Corp.	863	109,653
Core Molding Technologies, Inc.†	881	22,536
EnPro Industries, Inc.	2,385	264,878
Fabrinet†	4,190	649,450
Federal Signal Corp.	6,822	395,949
Hillenbrand, Inc.	7,862	298,992
John Bean Technologies Corp.	3,625	377,072
LSB Industries, Inc.†	6,256	56,992
Materion Corp.	2,338	226,739
Myers Industries, Inc.	4,160	69,763
NL Industries, Inc.	955	4,756
Park Aerospace Corp.	2,117	31,078
Sight Sciences, Inc.†	2,458	3,896
Smith & Wesson Brands, Inc.	5,205	76,670
Sturm Ruger & Co., Inc.	1,990	110,146
Trinity Industries, Inc.	9,243	192,532
		2,920,961
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,130	70,675
Office Furnishings — 0.1%
CompX International, Inc.	173	3,256
HNI Corp.	5,257	182,365
Interface, Inc.	6,525	58,007
Steelcase, Inc., Class A	10,546	115,057
		358,685
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,972	64,510
Xerox Holdings Corp.	13,066	167,767
		232,277
Oil & Gas — 5.0%
Amplify Energy Corp.†	4,127	28,683
Berry Corp.	8,681	72,486
Borr Drilling, Ltd.†	25,017	153,354
California Resources Corp.	8,176	429,976

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Callon Petroleum Co.†	6,973	$ 260,442
Chord Energy Corp.	4,764	787,584
Civitas Resources, Inc.	7,882	594,539
CNX Resources Corp.†	18,125	393,675
Comstock Resources, Inc.	10,463	131,834
Crescent Energy Co., Class A	4,352	53,007
CVR Energy, Inc.	3,374	110,498
Delek US Holdings, Inc.	7,427	195,701
Denbury, Inc.†	5,798	515,384
Diamond Offshore Drilling, Inc.†	11,580	143,708
Earthstone Energy, Inc., Class A	6,501	137,626
Empire Petroleum Corp.†	1,444	12,072
Evolution Petroleum Corp.	3,531	22,704
Granite Ridge Resources, Inc.	2,956	18,209
Gulfport Energy Corp.†	1,246	154,018
Helmerich & Payne, Inc.	11,085	438,633
HighPeak Energy, Inc.	1,369	24,245
Kosmos Energy, Ltd.†	51,965	376,227
Magnolia Oil & Gas Corp., Class A	20,872	468,576
Matador Resources Co.	12,899	795,739
Murphy Oil Corp.	16,919	759,156
Nabors Industries, Ltd.†	1,043	101,839
Noble Corp. PLC	12,600	588,294
Northern Oil & Gas, Inc.	9,320	357,329
Par Pacific Holdings, Inc.†	6,290	206,438
Patterson-UTI Energy, Inc.	40,252	511,200
PBF Energy, Inc., Class A	12,960	615,989
Permian Resources Corp.	31,405	457,571
PrimeEnergy Resources Corp.†	84	8,981
Riley Exploration Permian, Inc.	1,006	31,840
Ring Energy, Inc.†	13,644	23,741
SandRidge Energy, Inc.	3,632	57,567
Seadrill, Ltd.†	5,752	227,319
SilverBow Resources, Inc.†	2,011	68,575
Sitio Royalties Corp.	9,187	227,103
SM Energy Co.	13,667	551,053
Talos Energy, Inc.†	12,538	194,339
Tellurian, Inc.†	60,669	41,862
VAALCO Energy, Inc.	12,262	54,811
Valaris, Ltd.†	6,988	461,487
Vertex Energy, Inc.†	7,432	32,032
Vital Energy, Inc.†	1,923	96,227
Vitesse Energy, Inc.	2,853	67,588
W&T Offshore, Inc.†	11,186	46,422
Weatherford International PLC†	8,106	754,588
		12,862,271
Oil & Gas Services — 1.3%
Archrock, Inc.	15,826	200,515
Aris Water Solution, Inc., Class A	3,401	28,398
Atlas Energy Solutions, Inc.	1,852	33,725
Bristow Group, Inc.†	2,688	70,264
ChampionX Corp.	22,653	697,712
Core Laboratories, Inc.	5,336	114,297
DMC Global, Inc.†	2,221	42,088
Dril-Quip, Inc.†	3,873	83,889
Expro Group Holdings NV†	10,038	158,099
Forum Energy Technologies, Inc.†	1,100	23,947
Helix Energy Solutions Group, Inc.†	16,378	160,504
KLX Energy Services Holdings, Inc.†	1,441	14,814
Kodiak Gas Services, Inc.	1,749	30,065
Liberty Energy, Inc.	18,901	372,350
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Mammoth Energy Services, Inc.†	2,650	$ 10,733
Newpark Resources, Inc.†	8,516	58,931
NOW, Inc.†	12,122	133,584
Oceaneering International, Inc.†	11,439	251,544
Oil States International, Inc.†	7,176	52,098
ProFrac Holding Corp., Class A†	2,955	27,836
ProPetro Holding Corp.†	11,223	117,617
Ranger Energy Services, Inc.	1,696	19,691
RPC, Inc.	9,679	80,529
SEACOR Marine Holdings, Inc.†	2,740	37,976
Select Water Solutions, Inc.	9,245	68,783
Solaris Oilfield Infrastructure, Inc., Class A	3,506	32,395
TETRA Technologies, Inc.†	14,259	67,588
Tidewater, Inc.†	5,408	369,637
US Silica Holdings, Inc.†	8,579	103,549
		3,463,158
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	1,907	64,476
Greif, Inc., Class A	2,769	175,831
Greif, Inc., Class B	588	37,667
Karat Packaging, Inc.	650	13,410
O-I Glass, Inc.†	17,685	273,233
Pactiv Evergreen, Inc.	4,556	39,273
Ranpak Holdings Corp.†	4,933	15,588
TriMas Corp.	4,723	114,344
		733,822
Pharmaceuticals — 2.5%
ACELYRIN, Inc.†	3,770	38,398
Aclaris Therapeutics, Inc.†	7,900	39,342
AdaptHealth Corp.†	10,889	79,816
Agios Pharmaceuticals, Inc.†	6,319	132,762
Alector, Inc.†	7,220	37,544
Alkermes PLC†	18,875	456,586
Amneal Pharmaceuticals, Inc.†	13,867	53,665
Amphastar Pharmaceuticals, Inc.†	4,322	195,657
Amylyx Pharmaceuticals, Inc.†	5,778	94,239
Anika Therapeutics, Inc.†	1,665	32,468
Arvinas, Inc.†	5,586	90,046
Assertio Holdings, Inc.†	10,095	21,704
BellRing Brands, Inc.†	15,261	667,364
Beyond Air, Inc.†	3,076	7,167
Biote Corp.†	1,592	8,485
Bioxcel Therapeutics, Inc.†	2,308	9,267
Catalyst Pharmaceuticals, Inc.†	11,424	141,772
Citius Pharmaceuticals, Inc.†	13,979	10,521
Coherus Biosciences, Inc.†	11,353	38,033
Collegium Pharmaceutical, Inc.†	3,944	85,821
Contra Aduro Biotech I, CVR†(1)	1,482	0
Corcept Therapeutics, Inc.†	9,129	256,342
CorMedix, Inc.†	5,931	20,640
Eagle Pharmaceuticals, Inc.†	1,177	16,160
Enanta Pharmaceuticals, Inc.†	2,275	20,521
Enliven Therapeutics, Inc.†	2,655	32,896
Eyenovia, Inc.†	3,422	4,449
Fennec Pharmaceuticals, Inc.†	2,064	14,200
Foghorn Therapeutics, Inc.†	2,312	7,745
Gritstone Bio, Inc.†	9,984	18,970
Harmony Biosciences Holdings, Inc.†	3,753	88,346
Harrow Health, Inc.†	3,333	47,779
Herbalife, Ltd.†	11,248	160,284
Heron Therapeutics, Inc.†	11,778	7,501

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Immuneering Corp., Class A†	2,547	$ 17,905
Ironwood Pharmaceuticals, Inc.†	15,769	141,448
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	2,801	23,781
Kura Oncology, Inc.†	8,027	67,828
Longboard Pharmaceuticals, Inc.†	1,772	9,595
Lyell Immunopharma, Inc.†	19,740	32,670
Madrigal Pharmaceuticals, Inc.†	1,549	203,508
MannKind Corp.†	29,215	125,332
Marinus Pharmaceuticals, Inc.†	5,768	40,030
Mirum Pharmaceuticals, Inc.†	2,815	77,216
Morphic Holding, Inc.†	3,923	78,264
Nature's Sunshine Products, Inc.†	1,500	26,850
Nuvectis Pharma, Inc.†	846	7,572
Ocular Therapeutix, Inc.†	8,877	25,299
Optinose, Inc.†	8,294	9,372
Option Care Health, Inc.†	19,360	536,853
ORIC Pharmaceuticals, Inc.†	4,440	29,748
Outlook Therapeutics, Inc.†	17,644	10,586
Owens & Minor, Inc.†	8,451	121,103
Pacira BioSciences, Inc.†	5,182	146,443
PetIQ, Inc.†	3,109	58,356
Phibro Animal Health Corp., Class A	2,327	25,411
PMV Pharmaceuticals, Inc.†	4,387	6,624
Prestige Consumer Healthcare, Inc.†	5,670	336,571
Protagonist Therapeutics, Inc.†	6,497	94,466
Reneo Pharmaceuticals, Inc.†	1,476	11,941
Revance Therapeutics, Inc.†	9,490	74,876
Rhythm Pharmaceuticals, Inc.†	5,844	135,055
Sagimet Biosciences, Inc.†	611	2,236
Scpharmaceuticals, Inc.†	3,285	17,575
Seres Therapeutics, Inc.†	11,065	16,929
SIGA Technologies, Inc.	5,241	26,729
Summit Therapeutics, Inc.†	13,181	25,571
Supernus Pharmaceuticals, Inc.†	5,591	133,345
Taro Pharmaceutical Industries, Ltd.†	930	31,583
Trevi Therapeutics, Inc.†	4,735	8,428
USANA Health Sciences, Inc.†	1,293	58,896
Vanda Pharmaceuticals, Inc.†	6,426	28,146
Vaxcyte, Inc.†	10,671	513,275
Verrica Pharmaceuticals, Inc.†	2,375	8,740
Voyager Therapeutics, Inc.†	3,613	23,737
Xeris Biopharma Holdings, Inc.†	15,136	27,699
Y-mAbs Therapeutics, Inc.†	4,185	22,348
		6,356,575
Pipelines — 0.3%
Equitrans Midstream Corp.	49,725	441,061
Excelerate Energy, Inc., Class A	2,060	29,293
Golar LNG, Ltd.	11,533	258,685
Kinetik Holdings, Inc.	1,955	69,285
NextDecade Corp.†	3,487	15,308
		813,632
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,862	26,236
P10, Inc.	4,894	46,101
Patria Investments, Ltd.	6,188	79,763
		152,100
Real Estate — 0.6%
American Realty Investors, Inc.†	170	2,133
Angel Oak Mtg REIT, Inc.	1,345	11,258
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Anywhere Real Estate, Inc.†	12,271	$ 57,306
Compass, Inc., Class A†	33,988	67,296
Cushman & Wakefield PLC†	18,905	139,330
Douglas Elliman, Inc.	9,224	16,326
eXp World Holdings, Inc.	8,113	107,660
FRP Holdings, Inc.†	751	40,396
Kennedy-Wilson Holdings, Inc.	13,623	175,328
Legacy Housing Corp.†	1,128	20,879
Marcus & Millichap, Inc.	2,700	77,490
Maui Land & Pineapple Co., Inc.†	858	12,561
McGrath RentCorp	2,811	282,787
Newmark Group, Inc., Class A	15,625	88,594
RE/MAX Holdings, Inc., Class A	1,989	21,402
Redfin Corp.†	12,100	56,386
RMR Group, Inc., Class A	1,752	39,455
St. Joe Co.	3,920	182,829
Star Holdings†	1,474	16,877
Stratus Properties, Inc.†	641	16,454
Transcontinental Realty Investors, Inc.†	215	6,532
		1,439,279
REITS — 6.0%
Acadia Realty Trust	10,638	152,336
AFC Gamma, Inc.	1,865	19,732
Alexander & Baldwin, Inc.	8,255	130,429
Alexander's, Inc.	244	45,870
Alpine Income Property Trust, Inc.	1,482	22,823
American Assets Trust, Inc.	5,556	98,619
Apartment Investment & Management Co., Class A†	16,883	98,934
Apollo Commercial Real Estate Finance, Inc.	16,162	160,973
Apple Hospitality REIT, Inc.	24,547	384,897
Arbor Realty Trust, Inc.	20,733	261,443
Ares Commercial Real Estate Corp.	5,915	54,241
Armada Hoffler Properties, Inc.	7,668	76,373
ARMOUR Residential REIT, Inc.	5,215	75,983
Blackstone Mtg. Trust, Inc., Class A	19,616	391,339
Braemar Hotels & Resorts, Inc.	7,463	19,553
Brandywine Realty Trust	19,371	72,448
BrightSpire Capital, Inc.	14,663	82,993
Broadstone Net Lease, Inc.	21,401	302,824
BRT Apartments Corp.	1,357	22,024
CareTrust REIT, Inc.	11,402	245,371
CBL & Associates Properties, Inc.	3,062	63,475
Centerspace	1,720	83,558
Chatham Lodging Trust	5,486	50,745
Chimera Investment Corp.	26,502	127,210
City Office REIT, Inc.	4,438	16,909
Claros Mtg. Trust, Inc.	10,331	107,752
Clipper Realty, Inc.	1,302	6,184
Community Healthcare Trust, Inc.	2,905	83,286
COPT Defense Properties	12,837	292,684
CTO Realty Growth, Inc.	2,500	40,475
DiamondRock Hospitality Co.	23,937	185,033
Diversified Healthcare Trust	27,194	56,292
Douglas Emmett, Inc.	18,696	209,582
Dynex Capital, Inc.	6,147	61,716
Easterly Government Properties, Inc.	10,703	115,164
Ellington Financial, Inc.	7,434	89,431
Elme Communities	10,005	127,664
Empire State Realty Trust, Inc., Class A	15,035	121,633
Equity Commonwealth	11,946	226,257
Essential Properties Realty Trust, Inc.	17,756	389,744
Farmland Partners, Inc.	5,477	57,070

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Four Corners Property Trust, Inc.	9,866	$ 210,146
Franklin BSP Realty Trust, Inc.	9,463	119,328
Getty Realty Corp.	5,103	135,842
Gladstone Commercial Corp.	4,578	54,707
Gladstone Land Corp.	3,815	52,113
Global Medical REIT, Inc.	6,941	60,109
Global Net Lease, Inc.	22,155	175,911
Granite Point Mtg. Trust, Inc.	5,815	24,423
Hersha Hospitality Trust, Class A	3,560	35,315
Hudson Pacific Properties, Inc.	15,721	70,116
Independence Realty Trust, Inc.	25,687	318,262
Innovative Industrial Properties, Inc.	3,179	228,348
InvenTrust Properties Corp.	7,739	194,249
Invesco Mtg. Capital, Inc.	4,775	32,613
JBG SMITH Properties	12,440	160,103
Kite Realty Group Trust	24,786	528,437
KKR Real Estate Finance Trust, Inc.	6,704	69,990
Ladder Capital Corp.	12,892	130,338
LTC Properties, Inc.	4,668	147,555
LXP Industrial Trust	32,986	260,919
Macerich Co.	24,603	239,141
MFA Financial, Inc.	11,645	103,524
National Health Investors, Inc.	4,752	237,790
NETSTREIT Corp.	7,677	109,397
New York Mtg. Trust, Inc.	10,358	80,689
NexPoint Diversified Real Estate Trust	3,532	27,832
Nexpoint Real Estate Finance, Inc.	918	13,614
NexPoint Residential Trust, Inc.	2,569	69,337
Office Properties Income Trust	5,478	24,596
One Liberty Properties, Inc.	1,849	34,022
Orchid Island Capital, Inc.	5,024	31,551
Orion Office REIT, Inc.	6,505	31,094
Outfront Media, Inc.	16,799	163,958
Paramount Group, Inc.	21,058	90,128
Peakstone Realty Trust	4,118	53,205
Pebblebrook Hotel Trust	13,829	164,980
PennyMac Mtg. Investment Trust	10,059	127,246
Phillips Edison & Co., Inc.	13,431	474,249
Physicians Realty Trust	27,095	294,252
Piedmont Office Realty Trust, Inc., Class A	14,057	73,237
Plymouth Industrial REIT, Inc.	4,887	97,447
Postal Realty Trust, Inc., Class A	2,133	28,241
PotlatchDeltic Corp.	9,007	385,950
Ready Capital Corp.	18,232	171,928
Redwood Trust, Inc.	12,965	81,420
Retail Opportunity Investments Corp.	14,013	164,513
RLJ Lodging Trust	17,825	167,555
RPT Realty	9,782	105,548
Ryman Hospitality Properties, Inc.	6,577	562,991
Sabra Health Care REIT, Inc.	26,352	359,441
Safehold, Inc.	4,983	81,073
Saul Centers, Inc.	1,326	46,105
Service Properties Trust	18,772	136,097
SITE Centers Corp.	21,699	253,010
SL Green Realty Corp.	7,376	216,043
Summit Hotel Properties, Inc.	11,929	67,280
Sunstone Hotel Investors, Inc.	23,716	220,559
Tanger Factory Outlet Centers, Inc.	11,632	262,302
Terreno Realty Corp.	9,309	495,983
TPG RE Finance Trust, Inc.	7,862	43,320
Two Harbors Investment Corp.	11,070	128,523
UMH Properties, Inc.	6,343	87,597
Security Description	Shares or Principal Amount	Value

REITS (continued)
Uniti Group, Inc.	27,117	$ 124,738
Universal Health Realty Income Trust	1,464	56,276
Urban Edge Properties	13,080	207,449
Veris Residential, Inc.	9,006	120,590
Whitestone REIT	5,536	55,083
Xenia Hotels & Resorts, Inc.	12,508	145,468
		15,556,265
Retail — 3.7%
Abercrombie & Fitch Co., Class A†	5,557	337,977
Academy Sports & Outdoors, Inc.	8,500	381,140
American Eagle Outfitters, Inc.	20,800	363,376
America's Car-Mart, Inc.†	686	45,948
Arko Corp.	9,376	70,789
Asbury Automotive Group, Inc.†	2,357	451,059
Beacon Roofing Supply, Inc.†	6,142	437,126
Big 5 Sporting Goods Corp.	2,447	17,276
Big Lots, Inc.	3,239	14,770
Biglari Holdings, Inc., Class B†	84	12,413
BJ's Restaurants, Inc.†	2,590	66,615
Bloomin' Brands, Inc.	9,977	232,863
BlueLinx Holdings, Inc.†	995	70,754
Boot Barn Holdings, Inc.†	3,387	235,396
Brinker International, Inc.†	4,993	169,363
Buckle, Inc.	3,477	117,418
Build-A-Bear Workshop, Inc.	1,496	37,101
Caleres, Inc.	3,949	101,015
Carrols Restaurant Group, Inc.†	4,181	24,041
Carvana Co.†	10,921	294,867
Cato Corp., Class A	1,980	14,117
Cheesecake Factory, Inc.	5,522	171,569
Chico's FAS, Inc.†	13,695	102,439
Children's Place, Inc.†	1,357	37,141
Chuy's Holdings, Inc.†	2,055	69,171
Clean Energy Fuels Corp.†	19,303	67,367
Cracker Barrel Old Country Store, Inc.	2,511	166,630
Dave & Buster's Entertainment, Inc.†	4,114	143,743
Denny's Corp.†	6,214	53,565
Designer Brands, Inc., Class A	5,618	56,798
Destination XL Group, Inc.†	6,631	27,585
Dillard's, Inc., Class A	396	122,938
Dine Brands Global, Inc.	1,780	87,736
Duluth Holdings, Inc., Class B†	1,539	7,741
El Pollo Loco Holdings, Inc.†	3,217	26,862
Envela Corp.†	863	3,383
EVgo, Inc.†	11,624	24,004
First Watch Restaurant Group, Inc.†	2,528	42,243
FirstCash Holdings, Inc.	4,289	467,158
Foot Locker, Inc.	9,347	196,193
Genesco, Inc.†	1,373	37,634
GMS, Inc.†	4,671	273,160
Group 1 Automotive, Inc.	1,585	399,943
GrowGeneration Corp.†	6,694	13,656
Guess?, Inc.	3,276	70,434
Haverty Furniture Cos., Inc.	1,665	43,373
Hibbett, Inc.	1,431	65,926
J. Jill, Inc.†	518	14,841
Jack in the Box, Inc.	2,339	147,778
Kura Sushi USA, Inc., Class A†	664	37,941
La-Z-Boy, Inc.	4,942	144,504
Lazydays Holdings, Inc.†	2,561	16,160
Leslie's, Inc.†	20,216	99,867
MarineMax, Inc.†	2,432	66,588

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Movado Group, Inc.	1,744	$ 48,588
National Vision Holdings, Inc.†	8,840	137,374
Noodles & Co.†	4,567	9,728
Nu Skin Enterprises, Inc., Class A	5,674	107,749
ODP Corp.†	3,749	168,405
ONE Group Hospitality, Inc.†	2,498	11,016
OneWater Marine, Inc., Class A†	1,313	29,713
Papa John's International, Inc.	3,742	243,305
Patrick Industries, Inc.	2,431	182,690
PC Connection, Inc.	1,303	69,815
PetMed Express, Inc.	2,338	16,109
Portillo's, Inc., Class A†	5,158	77,112
Potbelly Corp.†	2,969	26,127
PriceSmart, Inc.	2,944	183,971
Qurate Retail, Inc.†	151	1,214
Red Robin Gourmet Burgers, Inc.†	1,806	14,611
Sally Beauty Holdings, Inc.†	12,215	103,827
Savers Value Village, Inc.†	2,949	44,147
Shake Shack, Inc., Class A†	4,299	240,916
Shoe Carnival, Inc.	2,072	47,407
Signet Jewelers, Ltd.	5,074	354,317
Sonic Automotive, Inc., Class A	1,786	85,460
Sportsman's Warehouse Holdings, Inc.†	4,307	21,923
Sweetgreen, Inc., Class A†	10,995	113,578
Tile Shop Holdings, Inc.†	3,278	17,996
Tilly's, Inc., Class A†	2,548	20,639
Vera Bradley, Inc.†	2,984	21,843
Warby Parker, Inc., Class A†	9,646	125,205
Winmark Corp.	325	131,079
Zumiez, Inc.†	1,812	29,771
		9,487,130
Savings & Loans — 0.7%
Axos Financial, Inc.†	6,472	233,186
Banc of California, Inc.	6,143	68,863
Berkshire Hills Bancorp, Inc.	5,017	98,383
Brookline Bancorp, Inc.	9,938	80,895
Capitol Federal Financial, Inc.	14,532	75,567
Essa Bancorp, Inc.	988	16,450
Flushing Financial Corp.	3,209	39,599
FS Bancorp, Inc.	754	21,768
Greene County Bancorp, Inc.	796	18,865
Hingham Institution for Savings	169	25,110
Home Bancorp, Inc.	816	27,964
HomeTrust Bancshares, Inc.	1,770	36,480
Northfield Bancorp, Inc.	4,719	40,583
Northwest Bancshares, Inc.	14,506	151,153
OceanFirst Financial Corp.	6,631	83,949
Pacific Premier Bancorp, Inc.	10,802	205,238
Provident Financial Services, Inc.	8,358	117,430
Southern Missouri Bancorp, Inc.	976	39,479
Timberland Bancorp, Inc.	859	24,215
Washington Federal, Inc.	7,458	184,064
WaterStone Financial, Inc.	2,098	22,658
WSFS Financial Corp.	6,971	246,774
		1,858,673
Semiconductors — 2.5%
ACM Research, Inc., Class A†	5,475	74,460
Aehr Test Systems†	2,943	69,337
Alpha & Omega Semiconductor, Ltd.†	2,639	62,597
Ambarella, Inc.†	4,316	194,177
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Amkor Technology, Inc.	11,663	$ 243,290
Atomera, Inc.†	2,411	15,430
Axcelis Technologies, Inc.†	3,710	473,025
CEVA, Inc.†	2,645	45,415
Cohu, Inc.†	5,314	160,164
Diodes, Inc.†	5,141	334,576
FormFactor, Inc.†	8,783	297,568
Impinj, Inc.†	2,616	169,020
inTEST Corp.†	1,221	15,788
Kulicke & Soffa Industries, Inc.	6,318	262,892
MACOM Technology Solutions Holdings, Inc.†	6,189	436,572
MaxLinear, Inc.†	8,489	129,033
Navitas Semiconductor Corp.†	12,447	65,222
Onto Innovation, Inc.†	5,575	626,463
Photronics, Inc.†	6,949	127,584
Power Integrations, Inc.	6,467	448,357
Rambus, Inc.†	12,413	674,398
Richardson Electronics, Ltd.	1,362	15,622
Semtech Corp.†	7,278	101,601
Silicon Laboratories, Inc.†	3,615	333,231
SiTime Corp.†	1,955	195,109
SkyWater Technology, Inc.†	2,002	9,870
SMART Global Holdings, Inc.†	5,500	75,350
Synaptics, Inc.†	4,493	375,884
Ultra Clean Holdings, Inc.†	5,063	120,803
Veeco Instruments, Inc.†	5,787	138,541
Vishay Precision Group, Inc.†	1,410	42,187
		6,333,566
Software — 5.2%
8x8, Inc.†	13,259	31,556
ACI Worldwide, Inc.†	12,348	251,529
ACV Auctions, Inc., Class A†	14,463	192,792
Adeia, Inc.	12,178	102,661
Agilysys, Inc.†	2,281	195,687
Alignment Healthcare, Inc.†	9,681	66,605
Alkami Technology, Inc.†	4,496	80,703
Altair Engineering, Inc., Class A†	6,115	379,864
American Software, Inc., Class A	3,677	40,337
Amplitude, Inc., Class A†	7,705	76,742
Appfolio, Inc., Class A†	2,186	410,028
Appian Corp., Class A†	4,670	184,278
Asana, Inc., Class A†	9,044	167,043
Asure Software, Inc.†	2,153	18,214
AvePoint, Inc.†	17,448	130,685
Avid Technology, Inc.†	3,872	104,621
AvidXchange Holdings, Inc.†	17,002	146,897
Bandwidth, Inc., Class A†	2,666	28,286
BigBear.ai Holdings, Inc.†	3,285	4,172
BigCommerce Holdings, Inc., Series 1†	7,647	67,982
Blackbaud, Inc.†	4,958	324,253
BlackLine, Inc.†	6,416	315,026
Box, Inc., Class A†	16,048	398,953
Braze, Inc.†	5,964	253,947
Brightcove, Inc.†	4,911	15,126
C3.ai, Inc., Class A†	6,885	167,994
Cardlytics, Inc.†	3,843	47,615
Cerence, Inc.†	4,589	70,258
Clear Secure, Inc., Class A	9,487	159,571
Climb Global Solutions, Inc.	473	21,039
CommVault Systems, Inc.†	5,016	327,796
Computer Programs & Systems, Inc.†	1,625	22,896
Consensus Cloud Solutions, Inc.†	2,230	48,146

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CoreCard Corp.†	824	$ 17,609
CS Disco, Inc.†	2,571	14,423
CSG Systems International, Inc.	3,599	168,649
CXApp, Inc.†	222	273
Daily Journal Corp.†	153	44,506
Definitive Healthcare Corp.†	5,135	29,578
Digi International, Inc.†	4,000	100,720
Digimarc Corp.†	1,617	41,945
Digital Turbine, Inc.†	10,893	51,633
DigitalOcean Holdings, Inc.†	7,217	147,660
Domo, Inc., Class B†	3,582	29,229
Donnelley Financial Solutions, Inc.†	2,816	153,275
Duolingo, Inc.†	3,266	476,999
E2open Parent Holdings, Inc.†	19,331	55,867
Ebix, Inc.	3,006	18,307
eGain Corp.†	2,432	14,641
Enfusion, Inc., Class A†	4,294	35,640
EngageSmart, Inc.†	5,530	125,254
Envestnet, Inc.†	5,703	211,011
Everbridge, Inc.†	4,630	95,424
EverCommerce, Inc.†	2,656	25,444
Evolent Health, Inc., Class A†	12,532	306,157
Expensify, Inc.†	6,283	16,776
Fastly, Inc., Class A†	13,495	197,972
Freshworks, Inc.†	18,442	330,849
Health Catalyst, Inc.†	6,350	47,561
HireRight Holdings Corp.†	1,658	15,270
IBEX Holdings, Ltd.†	1,244	20,302
Immersion Corporation	3,562	22,761
Innodata, Inc.†	2,870	21,525
Inspired Entertainment, Inc.†	2,469	24,641
Instructure Holdings, Inc.†	2,219	54,654
Intapp, Inc.†	2,505	85,671
IonQ, Inc.†	18,295	176,364
Jamf Holding Corp.†	7,951	127,693
Kaltura, Inc.†	9,443	16,242
LivePerson, Inc.†	8,196	21,637
LiveVox Holdings, Inc.†	2,537	9,159
Matterport, Inc.†	28,543	58,228
MeridianLink, Inc.†	2,988	49,063
MicroStrategy, Inc., Class A†	1,258	532,625
Model N, Inc.†	4,248	102,377
N-able, Inc.†	7,960	103,162
NextGen Healthcare, Inc.†	6,253	149,572
Olo, Inc., Class A†	11,769	60,140
ON24, Inc.	3,718	22,866
Outbrain, Inc.†	4,670	19,941
Outset Medical, Inc.†	5,622	19,902
PagerDuty, Inc.†	10,099	203,697
PDF Solutions, Inc.†	3,486	92,484
Phreesia, Inc.†	5,869	80,171
Planet Labs PBC†	19,133	41,327
Playstudios, Inc.†	9,734	27,547
PowerSchool Holdings, Inc., Class A†	6,379	127,070
Privia Health Group, Inc.†	12,593	264,705
Progress Software Corp.	4,954	254,536
PROS Holdings, Inc.†	5,087	158,460
PubMatic, Inc., Class A†	4,867	54,851
Rackspace Technology, Inc.†	7,197	8,780
Red Violet, Inc.†	1,267	25,074
Sapiens International Corp. NV	3,497	89,173
Schrodinger, Inc.†	6,199	134,518
Security Description	Shares or Principal Amount	Value

Software (continued)
SEMrush Holdings, Inc.†	3,565	$ 28,805
Sharecare, Inc.†	35,081	36,835
Simulations Plus, Inc.	1,804	63,627
Skillsoft Corp.†	497	9,344
SolarWinds Corp.†	5,797	53,390
SoundHound AI, Inc.†	15,704	24,969
Sprout Social, Inc., Class A†	5,438	235,357
SPS Commerce, Inc.†	4,178	669,900
Veradigm, Inc.†	12,278	161,947
Verint Systems, Inc.†	7,109	133,720
Veritone, Inc.†	2,980	7,480
Verra Mobility Corp.†	15,890	314,145
Viant Technology, Inc., Class A†	1,638	8,829
Vimeo, Inc.†	17,323	53,355
Weave Communications, Inc.†	3,734	26,735
Workiva, Inc.†	5,567	484,830
Yext, Inc.†	12,180	73,445
Zeta Global Holdings Corp., Class A†	15,654	122,101
Zuora, Inc., Class A†	14,765	109,409
		13,505,115
Telecommunications — 1.2%
A10 Networks, Inc.	8,039	87,384
ADTRAN Holdings, Inc.	8,880	58,342
Anterix, Inc.†	1,464	44,637
AST SpaceMobile, Inc.†	9,145	30,270
ATN International, Inc.	1,252	38,749
Aviat Networks, Inc.†	1,260	33,642
BlackSky Technology, Inc.†	13,599	16,183
Calix, Inc.†	6,712	222,301
Cambium Networks Corp.†	1,381	6,877
Clearfield, Inc.†	1,489	35,766
CommScope Holding Co., Inc.†	23,587	34,909
Consolidated Communications Holdings, Inc.†	8,589	35,816
Credo Technology Group Holding, Ltd.†	11,105	157,913
DigitalBridge Group, Inc.	18,417	291,909
DZS, Inc.†	2,478	3,147
EchoStar Corp., Class A†	3,883	53,818
Extreme Networks, Inc.†	14,363	296,165
Globalstar, Inc.†	78,557	110,765
Gogo, Inc.†	7,545	79,223
Harmonic, Inc.†	12,534	135,242
IDT Corp., Class B†	1,771	49,677
Infinera Corp.†	22,700	66,511
InterDigital, Inc.	3,047	229,287
KVH Industries, Inc.†	2,134	9,987
Lumen Technologies, Inc.†	114,716	167,485
Luna Innovations, Inc.†	3,654	20,755
NETGEAR, Inc.†	3,251	41,093
Ooma, Inc.†	2,714	29,610
Preformed Line Products Co.	283	38,304
Ribbon Communications, Inc.†	10,105	18,997
Shenandoah Telecommunications Co.	5,529	130,816
Spok Holdings, Inc.	2,022	30,148
Telephone & Data Systems, Inc.	11,263	204,874
Terran Orbital Corp.†	9,694	7,745
Viavi Solutions, Inc.†	25,183	195,924
		3,014,271
Textiles — 0.1%
UniFirst Corp.	1,708	280,846

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,957	$ 30,508
JAKKS Pacific, Inc.†	822	13,785
		44,293
Transportation — 1.5%
Air Transport Services Group, Inc.†	6,413	125,502
ArcBest Corp.	2,747	299,093
Ardmore Shipping Corp.	4,674	62,117
Costamare, Inc.	5,513	49,782
Covenant Logistics Group, Inc.	948	37,432
CryoPort, Inc.†	4,587	44,494
Daseke, Inc.†	4,607	20,455
DHT Holdings, Inc.	15,612	173,605
Dorian LPG, Ltd.	3,647	116,595
Eagle Bulk Shipping, Inc.	1,053	42,962
FLEX LNG, Ltd.	3,391	103,561
Forward Air Corp.	2,977	191,749
Genco Shipping & Trading, Ltd.	4,790	63,084
Golden Ocean Group, Ltd.	14,010	101,573
Heartland Express, Inc.	5,332	62,171
Himalaya Shipping, Ltd.†	993	4,508
Hub Group, Inc., Class A†	3,578	245,988
International Seaways, Inc.	4,624	222,368
Marten Transport, Ltd.	6,612	116,239
Matson, Inc.	4,056	353,075
Nordic American Tankers, Ltd.	23,359	107,218
Overseas Shipholding Group A†	7,208	35,247
P.A.M. Transportation Services, Inc.†	703	12,141
Pangaea Logistics Solutions	4,144	23,994
Radiant Logistics, Inc.†	4,150	24,319
RXO, Inc.†	13,229	231,640
Safe Bulkers, Inc.	7,666	24,071
Scorpio Tankers, Inc.	5,621	315,619
SFL Corp., Ltd.	13,105	142,320
Teekay Corp.†	7,587	53,337
Teekay Tankers, Ltd., Class A	2,722	135,283
Universal Logistics Holdings, Inc.	772	17,277
Werner Enterprises, Inc.	7,208	261,795
World Kinect Corp.	7,021	129,889
		3,950,503
Trucking & Leasing — 0.2%
GATX Corp.	4,043	422,817
Greenbrier Cos., Inc.	3,475	120,200
Willis Lease Finance Corp.†	358	15,996
		559,013
Water — 0.5%
American States Water Co.	4,219	329,293
Artesian Resources Corp., Class A	1,041	40,911
California Water Service Group	6,579	320,266
Consolidated Water Co., Ltd.	1,711	50,509
Global Water Resources, Inc.	1,292	13,605
Middlesex Water Co.	1,995	126,742
SJW Group	3,634	227,052
York Water Co.	1,622	58,506
		1,166,884
Total Common Stocks (cost $262,557,658)		237,553,839
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 2.8%
iShares Russell 2000 ETF (cost $7,807,329)	43,700	$ 7,189,524
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	15,225
Chord Energy Corp. Expires 09/01/2025†	269	4,981
Nabors Industries, Ltd. Expires 06/11/2026†	304	3,830
Total Warrants (cost $0)		24,036
RIGHTS — 0.0%
Retail — 0.0%
Lazydays Holdings, Inc. Expires 11/14/2023, (Strike price $6.40)† (cost $0)	2,561	0
Total Long-Term Investment Securities (cost $270,364,987)		244,767,399
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
5.28%, 11/09/2023(2)	$ 200,000	199,765
5.30%, 11/24/2023(2)	300,000	298,987
5.32%, 11/16/2023(2)	400,000	399,122
5.32%, 11/24/2023(2)	200,000	199,324
Total Short-Term Investments (cost $1,097,182)		1,097,198
REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 10/31/2023, to be repurchased 11/01/2023 in the amount of $12,086,947 and collateralized by $12,338,300 of United States Treasury Notes, bearing interest at 5.00% due 10/31/2025 and having an approximate value of $12,328,179 (cost $12,086,410)	12,086,410	12,086,410
TOTAL INVESTMENTS (cost $283,548,579)	100.0%	257,951,007
Other assets less liabilities	(0.0)	(68,363)
NET ASSETS	100.0%	$257,882,644
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
162	Long	E-Mini Russell 2000 Index	December 2023	$15,117,295	$13,514,040	$(1,603,255)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$14,968,548	$—	$3,136	$14,971,684
Pharmaceuticals	6,356,430	—	145	6,356,575
Other Industries	216,225,580	—	—	216,225,580
Unaffiliated Investment Companies	7,189,524	—	—	7,189,524
Warrants	24,036	—	—	24,036
Rights	—	0	—	0
Short-Term Investments	—	1,097,198	—	1,097,198
Repurchase Agreements	—	12,086,410	—	12,086,410
Total Investments at Value	$244,764,118	$13,183,608	$3,281	$257,951,007
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,603,255	$—	$—	$1,603,255
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.7%
Advertising — 0.1%
Trade Desk, Inc., Class A†	4,202	$ 298,174
WPP PLC	72,888	627,838
		926,012
Aerospace/Defense — 1.2%
Boeing Co.†	3,275	611,836
Curtiss-Wright Corp.	286	56,860
General Dynamics Corp.	3,764	908,291
HEICO Corp., Class A	883	112,256
Howmet Aerospace, Inc.	18,415	812,101
L3Harris Technologies, Inc.	5,154	924,679
Lockheed Martin Corp.	110	50,010
Melrose Industries PLC	106,417	604,753
Moog, Inc., Class A	442	51,294
Northrop Grumman Corp.	3,528	1,663,205
RTX Corp.	2,730	222,195
Safran SA	4,813	749,698
Spirit AeroSystems Holdings, Inc., Class A†	5,720	129,272
TransDigm Group, Inc.†	524	433,919
		7,330,369
Agriculture — 0.7%
Altria Group, Inc.	2,304	92,552
Darling Ingredients, Inc.†	3,138	138,982
Philip Morris International, Inc.	35,997	3,209,492
Vector Group, Ltd.	5,128	52,716
Wilmar International, Ltd.	233,900	609,718
		4,103,460
Airlines — 0.0%
Hawaiian Holdings, Inc.†	3,385	14,251
SkyWest, Inc.†	1,200	50,604
Southwest Airlines Co.	3,060	68,024
United Airlines Holdings, Inc.†	860	30,108
		162,987
Apparel — 0.4%
Crocs, Inc.†	666	59,487
Deckers Outdoor Corp.†	233	139,115
Dr. Martens PLC	57,600	81,665
Kering SA	1,169	472,792
NIKE, Inc., Class B	11,345	1,165,926
Oxford Industries, Inc.	790	66,676
Samsonite International SA*†	100,800	313,616
Skechers USA, Inc., Class A†	2,650	127,783
		2,427,060
Auto Manufacturers — 1.3%
Cummins, Inc.	6,245	1,350,794
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	7,844	684,869
Ford Motor Co.	3,308	32,253
General Motors Co.	6,172	174,050
Honda Motor Co., Ltd.	25,200	258,807
PACCAR, Inc.	1,027	84,758
Rivian Automotive, Inc., Class A†	11,068	179,523
Suzuki Motor Corp.	11,900	461,808
Tesla, Inc.†	16,621	3,338,162
Toyota Motor Corp.	71,800	1,266,220
		7,831,244
Auto Parts & Equipment — 0.5%
Adient PLC†	1,780	59,968
American Axle & Manufacturing Holdings, Inc.†	4,800	32,400
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Aptiv PLC†	1,398	$ 121,906
Autoliv, Inc.	1,188	108,880
Autoliv, Inc. SDR	6,372	587,074
Denso Corp.	42,700	632,930
Dorman Products, Inc.†	785	48,811
Dowlais Group PLC	129,163	157,539
Goodyear Tire & Rubber Co.†	3,470	41,293
Lear Corp.	556	72,147
Magna International, Inc.	12,428	597,662
Mobileye Global, Inc., Class A†	1,219	43,482
Standard Motor Products, Inc.	2,410	84,181
Stanley Electric Co., Ltd.	14,000	223,253
		2,811,526
Banks — 4.2%
ANZ Group Holdings, Ltd.	27,397	432,272
Bank of America Corp.	101,756	2,680,253
Bank of New York Mellon Corp.	3,889	165,283
BankUnited, Inc.	4,519	98,559
BNP Paribas SA	11,137	640,028
Citigroup, Inc.	5,784	228,410
Commerce Bancshares, Inc.	2,019	88,553
Cullen/Frost Bankers, Inc.	725	65,968
DBS Group Holdings, Ltd.	21,000	504,923
Dime Community Bancshares, Inc.	861	15,834
DNB Bank ASA	60,006	1,082,038
East West Bancorp, Inc.	5,418	290,513
Erste Group Bank AG	8,006	286,144
Fifth Third Bancorp	7,093	168,175
First BanCorp/Puerto Rico	8,211	109,617
First Financial Bankshares, Inc.	2,900	69,745
FNB Corp.	6,256	66,877
Glacier Bancorp, Inc.	2,290	69,135
Goldman Sachs Group, Inc.	5,231	1,588,184
Hilltop Holdings, Inc.	3,060	84,517
Home BancShares, Inc.	5,370	109,817
Huntington Bancshares, Inc.	11,871	114,555
ING Groep NV	94,506	1,211,833
Intesa Sanpaolo SpA	150,867	392,993
JPMorgan Chase & Co.	37,298	5,186,660
Lloyds Banking Group PLC	972,259	473,864
Macquarie Group, Ltd.	4,456	459,534
Mitsubishi UFJ Financial Group, Inc.	90,500	760,413
Morgan Stanley	21,663	1,534,174
National Bank of Canada	14,078	875,288
OFG Bancorp	2,597	76,923
Pathward Financial, Inc.	2,132	96,558
Pinnacle Financial Partners, Inc.	1,404	87,553
PNC Financial Services Group, Inc.	4,894	560,216
Popular, Inc.	2,246	146,080
Prosperity Bancshares, Inc.	1,789	97,572
Regions Financial Corp.	805	11,697
SouthState Corp.	1,413	93,399
Standard Chartered PLC	40,605	313,849
Sumitomo Mitsui Trust Holdings, Inc.	7,900	294,205
Svenska Handelsbanken AB, Class A	77,315	658,205
Truist Financial Corp.	1,185	33,607
United Bankshares, Inc.	3,721	105,825
United Overseas Bank, Ltd.	37,800	746,236
US Bancorp	4,845	154,459
Webster Financial Corp.	3,419	129,819

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	63,906	$ 2,541,542
Western Alliance Bancorp	3,460	142,206
		26,144,110
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	122	40,742
Celsius Holdings, Inc.†	600	91,254
Coca-Cola Co.	42,065	2,376,252
Constellation Brands, Inc., Class A	2,898	678,567
Diageo PLC	30,141	1,142,201
Heineken NV	9,137	820,956
Keurig Dr Pepper, Inc.	7,661	232,358
Kirin Holdings Co., Ltd.	20,900	293,135
Monster Beverage Corp.†	3,067	156,724
National Beverage Corp.†	980	45,452
PepsiCo, Inc.	13,765	2,247,549
		8,125,190
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.†	1,997	45,072
Akero Therapeutics, Inc.†	1,132	13,493
Aldeyra Therapeutics, Inc.†	6,210	10,619
Allakos, Inc.†	5,139	9,816
Alnylam Pharmaceuticals, Inc.†	1,052	159,694
Amgen, Inc.	5,174	1,322,992
Anavex Life Sciences Corp.†	2,300	12,834
Arrowhead Pharmaceuticals, Inc.†	2,020	49,672
Beam Therapeutics, Inc.†	690	14,587
Biogen, Inc.†	343	81,476
Biohaven, Ltd.†	1,135	30,089
BioMarin Pharmaceutical, Inc.†	1,440	117,288
Blueprint Medicines Corp.†	1,441	84,817
Cerevel Therapeutics Holdings, Inc.†	1,602	37,887
Crinetics Pharmaceuticals, Inc.†	813	23,813
Cue Biopharma, Inc.†	9,600	20,160
Denali Therapeutics, Inc.†	1,229	23,142
Exelixis, Inc.†	3,920	80,713
Genmab A/S†	1,096	310,464
Gilead Sciences, Inc.	352	27,646
Guardant Health, Inc.†	2,758	71,377
IGM Biosciences, Inc.†	2,125	8,373
Insmed, Inc.†	3,500	87,710
Intellia Therapeutics, Inc.†	1,448	36,272
Ionis Pharmaceuticals, Inc.†	1,847	81,767
Karuna Therapeutics, Inc.†	471	78,473
Kymera Therapeutics, Inc.†	2,297	26,806
Mirati Therapeutics, Inc.†	1,640	91,069
Moderna, Inc.†	245	18,610
Pliant Therapeutics Inc†	3,308	48,528
Prothena Corp. PLC†	847	30,882
RAPT Therapeutics, Inc.†	1,841	24,209
Regeneron Pharmaceuticals, Inc.†	787	613,773
Relay Therapeutics, Inc.†	6,241	41,191
Replimune Group, Inc.†	1,955	28,484
REVOLUTION Medicines, Inc.†	2,074	41,065
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	40,493
Sarepta Therapeutics, Inc.†	970	65,291
Savara, Inc.†	7,038	25,759
Scholar Rock Holding Corp.†	2,200	25,872
Seagen, Inc.†	1,079	229,622
TG Therapeutics, Inc.†	2,500	19,325
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.†	1,074	$ 38,020
United Therapeutics Corp.†	405	90,258
Ventyx Biosciences, Inc.†	2,887	41,631
Vertex Pharmaceuticals, Inc.†	1,026	371,525
Wave Life Sciences, Ltd.†	5,680	30,558
Xencor, Inc.†	3,030	52,571
Zentalis Pharmaceuticals, Inc.†	956	15,640
		4,851,428
Building Materials — 0.4%
Apogee Enterprises, Inc.	360	15,451
Armstrong World Industries, Inc.	1,266	96,077
AZEK Co., Inc.†	1,599	41,894
Builders FirstSource, Inc.†	559	60,663
Carrier Global Corp.	13,774	656,469
Gibraltar Industries, Inc.†	1,068	64,998
Griffon Corp.	2,648	105,761
JELD-WEN Holding, Inc.†	3,500	39,655
Johnson Controls International PLC	1,459	71,520
Lennox International, Inc.	462	171,189
Martin Marietta Materials, Inc.	568	232,278
Masonite International Corp.†	776	61,413
Summit Materials, Inc., Class A†	3,703	121,829
Trane Technologies PLC	2,876	547,331
Trex Co., Inc.†	1,900	106,799
Vulcan Materials Co.	644	126,540
West Fraser Timber Co., Ltd.	1,178	79,444
		2,599,311
Chemicals — 1.7%
Air Liquide SA	5,248	899,446
Air Products & Chemicals, Inc.	1,610	454,728
Akzo Nobel NV	7,545	506,734
Asahi Kasei Corp.	52,800	324,183
Axalta Coating Systems, Ltd.†	1,840	48,263
BASF SE	9,720	447,779
CF Industries Holdings, Inc.	1,787	142,567
Chemours Co.	1,547	37,298
Covestro AG*†	10,458	527,836
Element Solutions, Inc.	4,720	86,046
FMC Corp.	440	23,408
Intrepid Potash, Inc.†	1,090	21,680
Johnson Matthey PLC	18,321	332,997
Koppers Holdings, Inc.	838	30,646
Linde PLC	8,932	3,413,453
Minerals Technologies, Inc.	847	45,789
NewMarket Corp.	179	86,305
Nutrien, Ltd.	11,141	598,272
RPM International, Inc.	5,419	494,592
Sensient Technologies Corp.	1,040	58,677
Sherwin-Williams Co.	4,769	1,136,023
Tosoh Corp.	4,500	54,946
Tronox Holdings PLC	2,700	28,863
Umicore SA	15,638	371,877
Valvoline, Inc.	3,127	92,778
Westlake Corp.	709	81,790
		10,346,976
Coal — 0.0%
SunCoke Energy, Inc.	8,200	77,982
Warrior Met Coal, Inc.	990	48,243
		126,225

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.5%
Adyen NV*†	352	$ 237,953
Affirm Holdings, Inc.†	1,450	25,535
Amadeus IT Group SA	8,108	463,227
API Group Corp.†	4,084	105,653
Ashtead Group PLC	10,717	613,882
Automatic Data Processing, Inc.	2,342	511,071
Avis Budget Group, Inc.†	368	59,910
Block, Inc.†	3,676	147,959
Booz Allen Hamilton Holding Corp.	1,824	218,752
Bright Horizons Family Solutions, Inc.†	1,771	131,160
Cadiz, Inc.†	10,372	31,427
Cintas Corp.	525	266,238
CoreCivic, Inc.†	3,600	45,720
CoStar Group, Inc.†	1,039	76,273
Element Fleet Management Corp.	57,911	783,422
Equifax, Inc.	1,888	320,148
Euronet Worldwide, Inc.†	589	45,259
FleetCor Technologies, Inc.†	2,719	612,237
FTI Consulting, Inc.†	736	156,223
GEO Group, Inc.†	5,500	48,070
Global Payments, Inc.	3,090	328,220
Grand Canyon Education, Inc.†	859	101,645
Green Dot Corp., Class A†	3,990	44,608
Gusto, Inc.†(1)(2)	775	11,920
Huron Consulting Group, Inc.†	676	67,167
John Wiley & Sons, Inc., Class A	830	25,124
Korn Ferry	1,460	66,459
ManpowerGroup, Inc.	617	43,172
Marathon Digital Holdings, Inc.†	1,730	15,241
MarketAxess Holdings, Inc.	124	26,505
Matthews International Corp., Class A	2,140	75,842
Moody's Corp.	593	182,644
Morningstar, Inc.	475	120,289
Paylocity Holding Corp.†	574	102,976
Payoneer Global, Inc.†	17,224	99,727
PROG Holdings, Inc.†	1,360	37,250
Recruit Holdings Co., Ltd.	16,800	485,938
S&P Global, Inc.	3,304	1,154,120
Service Corp. International	6,972	379,416
Strategic Education, Inc.	973	80,088
TechnoPro Holdings, Inc.	19,900	391,449
TransUnion	1,884	82,670
United Rentals, Inc.	68	27,626
Vestis Corp.†	1,095	16,743
WEX, Inc.†	475	79,078
WillScot Mobile Mini Holdings Corp.†	4,375	172,419
		9,118,455
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	44,800
Computers — 4.0%
3D Systems Corp.†	2,302	8,586
Accenture PLC, Class A	8,707	2,586,763
Apple, Inc.	114,377	19,532,160
Crowdstrike Holdings, Inc., Class A†	2,369	418,768
Dell Technologies, Inc., Class C	1,561	104,447
Fortinet, Inc.†	4,010	229,252
NCR Atleos Corp.†	1,135	25,038
NCR Voyix Corp.†	2,270	34,708
NTT Data Group Corp.	70,200	867,257
Pure Storage, Inc., Class A†	9,976	337,289
Qualys, Inc.†	840	128,478
Security Description	Shares or Principal Amount	Value

Computers (continued)
Science Applications International Corp.	609	$ 66,527
Super Micro Computer, Inc.†	389	93,154
Teleperformance SE	2,445	280,030
Western Digital Corp.†	2,732	109,690
Zscaler, Inc.†	2,086	331,027
		25,153,174
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	27,836	2,091,040
e.l.f. Beauty, Inc.†	1,779	164,789
Kenvue, Inc.	101,515	1,888,179
L'Oreal SA	2,143	898,886
Procter & Gamble Co.	17,779	2,667,383
Unilever PLC	36,952	1,750,802
		9,461,079
Distribution/Wholesale — 0.4%
Bunzl PLC	13,189	471,218
Copart, Inc.†	3,808	165,724
Ferguson PLC	1,463	219,743
Global Industrial Co.	1,590	50,801
Hudson Technologies, Inc.†	4,260	54,869
Mitsubishi Corp.	12,300	572,740
Resideo Technologies, Inc.†	2,100	30,408
SiteOne Landscape Supply, Inc.†	1,243	171,248
Sumitomo Corp.	32,700	646,144
WESCO International, Inc.	633	81,151
		2,464,046
Diversified Financial Services — 2.8%
Air Lease Corp.	1,830	63,373
Ally Financial, Inc.	2,088	50,509
American Express Co.	13,400	1,956,802
Apollo Global Management, Inc.	5,147	398,584
BlackRock, Inc.	169	103,475
Blue Owl Capital, Inc.	7,354	90,675
Cboe Global Markets, Inc.	598	98,006
Charles Schwab Corp.	37,234	1,937,657
CME Group, Inc.	2,822	602,384
Coinbase Global, Inc., Class A†	1,050	80,976
Discover Financial Services	530	43,502
Intercontinental Exchange, Inc.	2,306	247,757
Julius Baer Group, Ltd.	9,196	544,621
LPL Financial Holdings, Inc.	1,433	321,737
Mastercard, Inc., Class A	8,354	3,144,028
Mitsubishi HC Capital, Inc.	49,800	326,727
OneMain Holdings, Inc.	3,248	116,701
Piper Sandler Cos.	483	67,548
Rocket Cos., Inc., Class A†	2,400	17,736
SEI Investments Co.	1,050	56,343
SLM Corp.	5,235	68,055
SoFi Technologies, Inc.†	6,251	47,195
StepStone Group, Inc., Class A	1,572	44,488
Tradeweb Markets, Inc., Class A	2,911	262,019
Virtus Investment Partners, Inc.	685	126,197
Visa, Inc., Class A	27,183	6,390,723
Voya Financial, Inc.	1,240	82,795
XP, Inc., Class A	11,105	222,100
		17,512,713
Electric — 1.8%
Ameren Corp.	13,712	1,038,135
CMS Energy Corp.	13,885	754,511
Constellation Energy Corp.	13,147	1,484,559

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Dominion Energy, Inc.	13,294	$ 536,014
Electric Power Development Co., Ltd.	20,300	303,924
Engie SA	76,537	1,218,909
Evergy, Inc.	8,897	437,199
FirstEnergy Corp.	11,875	422,750
IDACORP, Inc.	298	28,224
MGE Energy, Inc.	1,281	91,758
National Grid PLC	64,257	763,649
NextEra Energy, Inc.	33,099	1,929,672
Northwestern Energy Group, Inc.	1,770	84,978
NRG Energy, Inc.	5,937	251,610
OGE Energy Corp.	3,052	104,378
Ormat Technologies, Inc.	1,241	76,371
PG&E Corp.†	18,528	302,006
PNM Resources, Inc.	748	31,610
PPL Corp.	3,256	80,000
Southern Co.	13,000	874,900
Vistra Corp.	2,656	86,904
WEC Energy Group, Inc.	4,790	389,858
Xcel Energy, Inc.	523	30,998
		11,322,917
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	5,665	797,462
Belden, Inc.	612	43,391
Emerson Electric Co.	204	18,150
Energizer Holdings, Inc.	2,300	72,634
EnerSys	1,260	107,831
Legrand SA	8,586	741,629
Littelfuse, Inc.	510	110,502
Novanta, Inc.†	610	80,557
Prysmian SpA	17,689	663,876
Schneider Electric SE	3,174	488,081
Universal Display Corp.	355	49,409
		3,173,522
Electronics — 1.1%
ABB, Ltd.	28,243	949,608
Amphenol Corp., Class A	15,149	1,220,252
Atkore, Inc.†	1,051	130,618
Avnet, Inc.	2,110	97,756
Coherent Corp.†	2,649	78,411
ESCO Technologies, Inc.	1,210	117,636
Honeywell International, Inc.	9,535	1,747,384
Jabil, Inc.	650	79,820
Murata Manufacturing Co., Ltd.	31,200	517,951
Sensata Technologies Holding PLC	1,630	51,964
TD SYNNEX Corp.	674	61,792
TE Connectivity, Ltd.	13,084	1,541,950
TTM Technologies, Inc.†	6,285	72,215
		6,667,357
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	176	25,071
Plug Power, Inc.†	4,400	25,916
REX American Resources Corp.†	1,868	71,003
Shoals Technologies Group, Inc., Class A†	4,124	63,345
Sunrun, Inc.†	5,248	50,643
		235,978
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	1,079	196,216
Dycom Industries, Inc.†	1,061	90,376
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Exponent, Inc.	952	$ 69,772
TopBuild Corp.†	390	89,216
Worley, Ltd.	55,869	587,750
		1,033,330
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	219	2,339
Churchill Downs, Inc.	890	97,758
Cinemark Holdings, Inc.†	1,700	28,033
DraftKings, Inc., Class A†	3,090	85,346
Light & Wonder, Inc.†	830	60,681
Madison Square Garden Entertainment Corp.†	1,190	36,271
Marriott Vacations Worldwide Corp.	370	33,248
Sphere Entertainment Co.†	1,974	64,964
Vail Resorts, Inc.	248	52,638
Warner Music Group Corp., Class A	1,609	50,362
		511,640
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	566	42,705
Republic Services, Inc.	538	79,887
Stericycle, Inc.†	1,720	70,933
Veralto Corp.†	6,844	472,236
Waste Connections, Inc.	8,986	1,163,687
		1,829,448
Food — 1.4%
Barry Callebaut AG	261	395,861
Flowers Foods, Inc.	3,600	78,948
General Mills, Inc.	3,920	255,741
Hostess Brands, Inc.†	3,547	118,470
Ingredion, Inc.	1,116	104,435
Kraft Heinz Co.	9,756	306,924
Mondelez International, Inc., Class A	50,974	3,374,988
Nestle SA	29,597	3,193,040
Post Holdings, Inc.†	467	37,491
Seven & i Holdings Co., Ltd.	20,700	753,510
Sysco Corp.	1,510	100,400
Tyson Foods, Inc., Class A	785	36,385
US Foods Holding Corp.†	2,300	89,562
		8,845,755
Food Service — 0.2%
Aramark	2,190	58,977
Compass Group PLC	41,381	1,044,151
		1,103,128
Gas — 0.1%
Atmos Energy Corp.	4,339	467,137
Beijing Enterprises Holdings, Ltd.	52,000	173,112
ONE Gas, Inc.	1,667	100,687
Southwest Gas Holdings, Inc.	1,545	90,552
		831,488
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	1,705	48,251
MSA Safety, Inc.	515	81,308
Stanley Black & Decker, Inc.	9,611	817,416
		946,975
Healthcare-Products — 2.8%
10X Genomics, Inc., Class A†	920	32,458
Abbott Laboratories	2,796	264,362
Adaptive Biotechnologies Corp.†	5,661	25,135

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Agilent Technologies, Inc.	8,587	$ 887,638
Alcon, Inc.	5,645	404,508
Align Technology, Inc.†	227	41,902
Alpha Pro Tech, Ltd.†	6,900	27,600
Avantor, Inc.†	10,614	185,002
Azenta, Inc.†	1,090	49,540
Baxter International, Inc.	2,564	83,151
Boston Scientific Corp.†	3,028	155,003
Bruker Corp.	901	51,357
Danaher Corp.	12,991	2,494,532
DENTSPLY SIRONA, Inc.	598	18,185
Edwards Lifesciences Corp.†	2,388	152,163
Elekta AB, Series B	46,426	315,978
Enovis Corp.†	575	26,392
Envista Holdings Corp.†	1,363	31,717
EssilorLuxottica SA	3,388	612,731
Exact Sciences Corp.†	1,157	71,260
GE HealthCare Technologies, Inc.	19,070	1,269,490
Glaukos Corp.†	1,133	77,271
Globus Medical, Inc., Class A†	1,280	58,509
Hologic, Inc.†	2,359	156,095
Inogen, Inc.†	1,868	8,350
Intuitive Surgical, Inc.†	5,667	1,486,001
Koninklijke Philips NV†	29,228	554,588
Lantheus Holdings, Inc.†	1,335	86,241
Medtronic PLC	12,012	847,567
Nevro Corp.†	2,400	34,632
Novocure, Ltd.†	3,400	45,220
Omnicell, Inc.†	690	24,523
OraSure Technologies, Inc.†	4,865	25,103
Penumbra, Inc.†	602	115,072
PROCEPT BioRobotics Corp.†	1,503	40,265
Pulse Biosciences, Inc.†	4,952	22,383
QuidelOrtho Corp.†	445	27,181
Repligen Corp.†	1,120	150,707
Shockwave Medical, Inc.†	356	73,429
Siemens Healthineers AG*	16,564	810,606
Stryker Corp.	6,829	1,845,332
Tactile Systems Technology, Inc.†	2,690	29,375
Tandem Diabetes Care, Inc.†	1,670	28,891
Teleflex, Inc.	1,033	190,847
Thermo Fisher Scientific, Inc.	7,842	3,487,886
Zimmer Biomet Holdings, Inc.	1,752	182,926
		17,609,104
Healthcare-Services — 2.5%
agilon health, Inc.†	3,942	70,956
Amedisys, Inc.†	544	49,770
Catalent, Inc.†	1,663	57,190
Charles River Laboratories International, Inc.†	85	14,311
Chemed Corp.	250	140,662
Elevance Health, Inc.	9,191	4,136,777
Ensign Group, Inc.	961	92,833
Evotec SE†	10,792	185,800
Fresenius SE & Co. KGaA	17,717	453,980
HCA Healthcare, Inc.	3,084	697,416
Humana, Inc.	3,041	1,592,541
ICON PLC†	268	65,381
IQVIA Holdings, Inc.†	269	48,643
Molina Healthcare, Inc.†	303	100,884
Pediatrix Medical Group, Inc. †	3,110	35,641
Pennant Group, Inc.†	2,438	26,501
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Select Medical Holdings Corp.	4,758	$ 108,149
Tenet Healthcare Corp.†	10,144	544,733
UnitedHealth Group, Inc.	13,494	7,226,847
		15,649,015
Home Builders — 0.1%
Green Brick Partners, Inc.†	1,993	77,129
Hovnanian Enterprises, Inc., Class A†	370	25,708
KB Home	2,410	106,522
NVR, Inc.†	38	205,679
Persimmon PLC	23,358	289,702
Taylor Morrison Home Corp.†	2,600	99,632
		804,372
Home Furnishings — 0.2%
iRobot Corp.†	899	29,604
Panasonic Holdings Corp.	52,300	457,258
Sony Group Corp.	10,600	877,296
		1,364,158
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,700	818,129
Kimberly-Clark Corp.	79	9,451
Spectrum Brands Holdings, Inc.	399	30,053
		857,633
Housewares — 0.0%
Scotts Miracle-Gro Co.	948	42,129
Insurance — 4.7%
AIA Group, Ltd.	91,200	794,278
Allstate Corp.	6,238	799,275
American Financial Group, Inc.	787	86,066
Aon PLC, Class A	2,889	893,857
Argo Group International Holdings, Ltd.	1,309	39,061
AXA SA	49,775	1,477,226
Axis Capital Holdings, Ltd.	2,489	142,122
Berkshire Hathaway, Inc., Class B†	12,452	4,250,241
Challenger, Ltd.	45,610	170,921
Chubb, Ltd.	21,150	4,539,213
Definity Financial Corp.	9,536	263,645
eHealth, Inc.†	2,560	21,965
Equitable Holdings, Inc.	13,901	369,350
Fidelity National Financial, Inc.	1,650	64,498
Hanover Insurance Group, Inc.	1,093	128,110
Hartford Financial Services Group, Inc.	18,042	1,325,185
Jackson Financial, Inc., Class A	3,097	113,691
Kemper Corp.	3,105	123,827
Mandatum Oyj†	19,451	75,162
Markel Group, Inc.†	103	151,464
Marsh & McLennan Cos., Inc.	13,525	2,565,016
Mercury General Corp.	2,110	65,157
MetLife, Inc.	27,088	1,625,551
Muenchener Rueckversicherungs-Gesellschaft AG	4,386	1,756,299
Palomar Holdings, Inc.†	983	49,229
Ping An Insurance Group Co. of China, Ltd.	33,500	169,344
Progressive Corp.	11,323	1,790,053
Reinsurance Group of America, Inc.	515	76,977
RenaissanceRe Holdings, Ltd.	2,022	444,011
Sampo Oyj, Class A	20,217	797,855
Selective Insurance Group, Inc.	1,373	142,943
Storebrand ASA	69,458	579,214
Sun Life Financial, Inc.	15,918	727,057
Tokio Marine Holdings, Inc.	38,100	849,230

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	6,449	$ 1,079,820
Zurich Insurance Group AG	2,055	973,675
		29,520,588
Internet — 5.8%
Airbnb, Inc., Class A†	485	57,371
Alibaba Group Holding, Ltd. ADR†	2,352	194,134
Alphabet, Inc., Class A†	22,571	2,800,610
Alphabet, Inc., Class C†	68,861	8,628,283
Amazon.com, Inc.†	76,890	10,233,290
Booking Holdings, Inc.†	681	1,899,690
CyberAgent, Inc.	51,400	270,574
DoorDash, Inc., Class A†	4,569	342,447
Gen Digital, Inc.	9,460	157,604
GoDaddy, Inc., Class A†	1,390	101,790
IAC, Inc.†	655	27,870
LY Corp.	104,600	264,964
Lyft, Inc., Class A†	3,830	35,121
Magnite, Inc.†	2,690	17,862
Meta Platforms, Inc., Class A†	21,822	6,574,314
NAVER Corp.	2,178	305,368
Netflix, Inc.†	4,954	2,039,512
Okta, Inc.†	980	66,062
Open Lending Corp.†	12,341	73,923
Opendoor Technologies, Inc.†	5,596	10,632
Overstock.com, Inc.†	1,040	16,224
Palo Alto Networks, Inc.†	524	127,342
Pinterest, Inc., Class A†	6,391	190,963
Roku, Inc.†	571	34,014
Sea, Ltd. ADR†	4,512	188,150
Shopify, Inc., Class A†	8,172	385,637
Snap, Inc., Class A†	7,046	70,530
Tencent Holdings, Ltd.	5,100	188,929
TrueCar, Inc.†	10,445	19,114
Uber Technologies, Inc.†	15,190	657,423
Upwork, Inc.†	1,975	20,639
Wayfair, Inc., Class A†	621	26,461
Ziff Davis, Inc.†	980	59,251
Zillow Group, Inc., Class C†	1,240	44,950
		36,131,048
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	68,211
Commercial Metals Co.	2,256	95,406
Reliance Steel & Aluminum Co.	728	185,188
Steel Dynamics, Inc.	921	98,096
United States Steel Corp.	2,610	88,453
		535,354
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,160	59,114
Norwegian Cruise Line Holdings, Ltd.†	13,269	180,458
Peloton Interactive, Inc., Class A†	5,142	24,476
Planet Fitness, Inc., Class A†	650	35,926
Royal Caribbean Cruises, Ltd.†	1,758	148,955
Topgolf Callaway Brands Corp.†	3,300	40,326
		489,255
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	10,432	1,580,761
Las Vegas Sands Corp.	10,758	510,575
Marcus Corp.	1,520	23,621
Marriott International, Inc., Class A	1,752	330,357
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Playa Hotels & Resorts NV†	5,350	$ 38,680
Travel & Leisure Co.	1,890	64,317
Wyndham Hotels & Resorts, Inc.	1,240	89,776
Wynn Resorts, Ltd.	1,167	102,439
		2,740,526
Machinery-Construction & Mining — 0.3%
Argan, Inc.	2,738	125,236
BWX Technologies, Inc.	2,075	154,131
Caterpillar, Inc.	1,483	335,232
Mitsubishi Electric Corp.	66,100	739,893
Sandvik AB	30,645	521,366
		1,875,858
Machinery-Diversified — 0.8%
Alamo Group, Inc.	822	131,767
Cactus, Inc., Class A	2,374	111,436
Cognex Corp.	1,916	68,957
Deere & Co.	1,302	475,699
Dover Corp.	1,333	173,223
Esab Corp.	2,680	169,644
Graco, Inc.	1,560	115,986
IDEX Corp.	3,130	599,113
Ingersoll Rand, Inc.	2,970	180,220
KION Group AG	8,483	258,267
Middleby Corp.†	747	84,314
Mueller Water Products, Inc., Class A	8,400	103,908
Omron Corp.	6,300	226,364
Otis Worldwide Corp.	7,478	577,376
Rockwell Automation, Inc.	264	69,382
SMC Corp.	600	276,524
Tennant Co.	1,660	123,205
THK Co., Ltd.	13,700	244,419
Toro Co.	1,845	149,150
Westinghouse Air Brake Technologies Corp.	8,761	928,841
		5,067,795
Media — 0.2%
Altice USA, Inc., Class A†	9,431	27,256
Charter Communications, Inc., Class A†	180	72,504
Comcast Corp., Class A	8,044	332,137
E.W. Scripps Co., Class A†	4,450	24,341
Endeavor Group Holdings, Inc., Class A	2,143	48,775
Liberty Broadband Corp., Class C†	538	44,821
Liberty Global PLC, Class A†	1,088	16,929
Liberty Global PLC, Class C†	2,378	40,331
Liberty Media Corp.-Liberty Formula One, Class C†	2,541	164,377
Liberty Media Corp.-Liberty SiriusXM†	910	22,340
Nexstar Media Group, Inc.	520	72,842
Scholastic Corp.	1,816	67,010
Sinclair, Inc.	1,600	17,392
Sirius XM Holdings, Inc.	7,440	31,843
TEGNA, Inc.	1,505	21,838
Walt Disney Co.†	3,227	263,291
		1,268,027
Metal Fabricate/Hardware — 0.1%
Proto Labs, Inc.†	610	14,402
RBC Bearings, Inc.†	566	124,429
Timken Co.	1,660	114,739
TimkenSteel Corp.†	2,690	54,688
Worthington Industries, Inc.	617	38,020
		346,278

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.7%
Antofagasta PLC	31,665	$ 517,705
BHP Group, Ltd. (ASX)	16,563	472,853
BHP Group, Ltd. (LSE)	23,608	671,939
Compass Minerals International, Inc.	1,420	34,989
Franco-Nevada Corp.	2,342	284,670
Freeport-McMoRan, Inc.	22,440	758,023
IGO, Ltd.	60,044	367,002
Newmont Corp.	1,265	47,400
Pilbara Minerals, Ltd.	197,083	465,892
South32, Ltd.	148,166	315,110
Southern Copper Corp.	2,946	208,871
Wheaton Precious Metals Corp.	8,920	376,870
		4,521,324
Miscellaneous Manufacturing — 1.3%
3M Co.	842	76,580
Carlisle Cos., Inc.	694	176,339
Fabrinet†	950	147,250
General Electric Co.	37,415	4,064,391
Illinois Tool Works, Inc.	2,167	485,668
John Bean Technologies Corp.	620	64,492
Largan Precision Co., Ltd.	2,000	127,791
Siemens AG	19,172	2,535,144
Teledyne Technologies, Inc.†	424	158,826
		7,836,481
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	60,332
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	20,026
Zebra Technologies Corp., Class A†	198	41,467
		61,493
Oil & Gas — 3.1%
Antero Resources Corp.†	2,453	72,216
Chesapeake Energy Corp.	2,053	176,722
Chevron Corp.	15,314	2,231,709
CNX Resources Corp.†	3,598	78,149
Comstock Resources, Inc.	3,838	48,359
ConocoPhillips	14,409	1,711,789
DCC PLC	7,577	420,745
Diamondback Energy, Inc.	2,368	379,638
EOG Resources, Inc.	9,967	1,258,334
EQT Corp.	45,113	1,911,889
Equinor ASA	45,617	1,525,919
Exxon Mobil Corp.	34,073	3,606,627
Hess Corp.	1,239	178,912
Kosmos Energy, Ltd.†	16,080	116,419
Magnolia Oil & Gas Corp., Class A	5,812	130,479
Marathon Petroleum Corp.	1,888	285,560
Noble Corp. PLC	1,673	78,112
Ovintiv, Inc.	1,619	77,712
Pioneer Natural Resources Co.	710	169,690
Range Resources Corp.	32,569	1,167,273
Shell PLC ADR	14,115	919,451
SM Energy Co.	3,311	133,499
Southwestern Energy Co.†	15,914	113,467
Suncor Energy, Inc.	1,794	58,126
Texas Pacific Land Corp.	59	108,911
TotalEnergies SE	29,866	2,000,229
Valero Energy Corp.	633	80,391
		19,040,327
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.7%
Expro Group Holdings NV†	6,520	$ 102,690
Halliburton Co.	30,551	1,201,876
NOV, Inc.	5,578	111,337
Schlumberger NV	47,920	2,667,227
TechnipFMC PLC	9,938	213,866
Tidewater, Inc.†	2,412	164,860
		4,461,856
Packaging & Containers — 0.2%
Amcor PLC CDI	19,434	171,661
Ball Corp.	7,606	366,229
Crown Holdings, Inc.	1,406	113,324
Greif, Inc., Class B	690	44,201
Packaging Corp. of America	363	55,557
Sonoco Products Co.	2,600	134,706
Stora Enso Oyj, Class R	39,785	479,282
WestRock Co.	1,850	66,471
		1,431,431
Pharmaceuticals — 5.6%
AbbVie, Inc.	12,130	1,712,513
Aclaris Therapeutics, Inc.†	3,820	19,024
Alkermes PLC†	3,220	77,892
Arvinas, Inc.†	837	13,492
Astellas Pharma, Inc.	75,000	946,162
AstraZeneca PLC ADR	59,459	3,759,592
Bayer AG	14,303	614,668
Becton Dickinson & Co.	9,114	2,303,837
Bristol-Myers Squibb Co.	573	29,527
Cencora, Inc.	9,468	1,753,000
Cigna Group	3,058	945,534
Corbus Pharmaceuticals Holdings, Inc.†	1,876	10,224
CVS Health Corp.	773	53,345
Dexcom, Inc.†	1,329	118,055
Elanco Animal Health, Inc.†	8,597	75,740
Eli Lilly & Co.	10,804	5,984,660
GSK PLC ADR	14,746	526,432
Johnson & Johnson	16,323	2,421,354
McKesson Corp.	4,032	1,836,011
Merck & Co., Inc.	16,317	1,675,756
Neurocrine Biosciences, Inc.†	1,230	136,456
Novartis AG	15,831	1,477,961
Novo Nordisk A/S ADR	2,112	203,956
Novo Nordisk A/S, Class B	13,712	1,322,321
Otsuka Holdings Co., Ltd.	13,000	438,174
Owens & Minor, Inc.†	2,200	31,526
Pacira BioSciences, Inc.†	2,760	77,998
Pfizer, Inc.	43,529	1,330,246
Prestige Consumer Healthcare, Inc.†	1,950	115,752
Roche Holding AG	5,532	1,429,178
Sandoz Group AG†	3,166	82,313
Sanofi SA	16,961	1,547,973
Vaxcyte, Inc.†	1,352	65,031
Viatris, Inc.	20,371	181,302
Zoetis, Inc.	9,936	1,559,952
		34,876,957
Pipelines — 0.3%
Antero Midstream Corp.	5,000	61,700
Cheniere Energy, Inc.	1,766	293,898
Equitrans Midstream Corp.	4,730	41,955

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Kinder Morgan, Inc.	38,741	$ 627,604
Williams Cos., Inc.	23,669	814,214
		1,839,371
Private Equity — 0.2%
Ares Management Corp., Class A	3,050	300,699
Bridgepoint Group PLC*	86,871	191,754
Brookfield Corp.	15,700	457,386
KKR & Co., Inc.	5,310	294,174
		1,244,013
Real Estate — 0.2%
CBRE Group, Inc., Class A†	647	44,863
Douglas Elliman, Inc.	8,887	15,730
Howard Hughes Holdings, Inc.†	773	51,273
Mitsui Fudosan Co., Ltd.	38,000	823,444
Transcontinental Realty Investors, Inc.†	1,300	39,494
		974,804
REITS — 1.5%
Acadia Realty Trust	10,114	144,832
American Homes 4 Rent, Class A	4,310	141,109
American Tower Corp.	6,653	1,185,498
Annaly Capital Management, Inc.	3,987	62,237
Apartment Income REIT Corp.	1,660	48,489
Apple Hospitality REIT, Inc.	4,541	71,203
AvalonBay Communities, Inc.	620	102,759
CubeSmart	3,963	135,099
Diversified Healthcare Trust	12,180	25,213
Douglas Emmett, Inc.	6,262	70,197
EastGroup Properties, Inc.	559	91,257
EPR Properties	1,412	60,292
Equinix, Inc.	324	236,403
Equity LifeStyle Properties, Inc.	10,519	692,150
Equity Residential	17,299	957,154
Essex Property Trust, Inc.	479	102,468
Extra Space Storage, Inc.	3,029	313,774
Great Portland Estates PLC	45,261	215,283
Healthcare Realty Trust, Inc.	3,940	56,539
JBG SMITH Properties	1,880	24,196
Kilroy Realty Corp.	2,043	58,389
Lamar Advertising Co., Class A	924	76,017
LTC Properties, Inc.	922	29,144
Medical Properties Trust, Inc.	4,130	19,741
NNN REIT, Inc.	1,640	59,581
Omega Healthcare Investors, Inc.	2,330	77,123
Orchid Island Capital, Inc.	7,709	48,413
Outfront Media, Inc.	6,670	65,099
Park Hotels & Resorts, Inc.	3,410	39,317
Physicians Realty Trust	5,180	56,255
Piedmont Office Realty Trust, Inc., Class A	4,380	22,820
Prologis, Inc.	7,846	790,485
Public Storage	3,435	819,969
Rayonier, Inc.	2,623	66,205
Rexford Industrial Realty, Inc.	17,075	738,323
RLJ Lodging Trust	4,603	43,268
Scentre Group	271,739	424,311
Service Properties Trust	5,510	39,948
Simon Property Group, Inc.	860	94,505
Starwood Property Trust, Inc.	4,680	83,070
Summit Hotel Properties, Inc.	9,750	54,990
Sun Communities, Inc.	1,514	168,417
Terreno Realty Corp.	1,726	91,961
Security Description	Shares or Principal Amount	Value

REITS (continued)
Welltower, Inc.	2,032	$ 169,896
Weyerhaeuser Co.	18,370	527,035
WP Carey, Inc.	1,964	105,369
		9,505,803
Retail — 3.5%
Advance Auto Parts, Inc.	1,604	83,456
AutoZone, Inc.†	338	837,270
Bath & Body Works, Inc.	4,757	141,045
Big 5 Sporting Goods Corp.	3,900	27,534
BJ's Wholesale Club Holdings, Inc.†	1,750	119,210
Brinker International, Inc.†	1,420	48,166
Burlington Stores, Inc.†	1,648	199,457
Caleres, Inc.	2,470	63,183
Carvana Co.†	4,382	118,314
Casey's General Stores, Inc.	641	174,294
Cava Group, Inc.†	1,302	41,130
Chipotle Mexican Grill, Inc.†	555	1,077,921
Citi Trends, Inc.†	1,000	24,100
Costco Wholesale Corp.	2,324	1,283,871
Dollar General Corp.	7,349	874,825
Dollar Tree, Inc.†	181	20,107
Five Below, Inc.†	670	116,567
Floor & Decor Holdings, Inc., Class A†	1,733	142,799
Freshpet, Inc.†	581	33,349
GameStop Corp., Class A†	1,288	17,736
Group 1 Automotive, Inc.	326	82,260
GrowGeneration Corp.†	9,150	18,666
Home Depot, Inc.	8,108	2,308,267
Jack in the Box, Inc.	736	46,501
Kingfisher PLC	261,905	671,025
Kohl's Corp.	2,688	60,614
La-Z-Boy, Inc.	2,813	82,252
Lowe's Cos., Inc.	1,006	191,713
Lululemon Athletica, Inc.†	1,592	626,420
McDonald's Corp.	9,285	2,434,249
Moncler SpA	10,199	530,499
MSC Industrial Direct Co., Inc., Class A	1,507	142,788
Next PLC	6,982	585,791
Nordstrom, Inc.	2,100	29,358
ODP Corp.†	1,280	57,498
Ollie's Bargain Outlet Holdings, Inc.†	1,039	80,252
O'Reilly Automotive, Inc.†	259	240,984
Papa John's International, Inc.	960	62,419
Penske Automotive Group, Inc.	486	69,537
PetMed Express, Inc.	3,280	22,599
RH†	267	58,195
Ross Stores, Inc.	16,852	1,954,326
Signet Jewelers, Ltd.	780	54,467
Starbucks Corp.	2,014	185,771
Target Corp.	3,385	375,024
TJX Cos., Inc.	7,341	646,522
Tractor Supply Co.	1,919	369,523
Ulta Beauty, Inc.†	1,262	481,213
Walmart, Inc.	15,984	2,611,945
Welcia Holdings Co., Ltd.	8,300	137,167
Wendy's Co.	3,351	63,736
Wingstop, Inc.	497	90,837
Yum! Brands, Inc.	4,593	555,110
Zalando SE*†	9,787	227,812
		21,599,674

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	11,387	$ 59,212
New York Community Bancorp, Inc.	10,600	100,488
Pacific Premier Bancorp, Inc.	3,887	73,853
TFS Financial Corp.	3,460	41,036
WSFS Financial Corp.	2,604	92,182
		366,771
Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	6,662	656,207
Amkor Technology, Inc.	2,986	62,288
Analog Devices, Inc.	2,750	432,658
Applied Materials, Inc.	13,781	1,823,915
ASML Holding NV (NASDAQ)	1,920	1,149,715
ASML Holding NV (XAMS)	2,712	1,631,429
Broadcom, Inc.	2,852	2,399,587
Cirrus Logic, Inc.†	1,226	82,056
Entegris, Inc.	3,136	276,094
Hamamatsu Photonics KK	9,800	362,654
Impinj, Inc.†	561	36,246
KLA Corp.	2,990	1,404,403
Lam Research Corp.	2,013	1,184,087
Lattice Semiconductor Corp.†	1,814	100,877
Marvell Technology, Inc.	9,438	445,662
MaxLinear, Inc.†	2,180	33,136
Microchip Technology, Inc.	10,238	729,867
Micron Technology, Inc.	14,783	988,539
MKS Instruments, Inc.	1,556	102,167
Monolithic Power Systems, Inc.	1,276	563,660
NVIDIA Corp.	20,281	8,270,592
NXP Semiconductors NV	11,290	1,946,735
ON Semiconductor Corp.†	1,773	111,061
Power Integrations, Inc.	1,134	78,620
QUALCOMM, Inc.	12,402	1,351,694
Renesas Electronics Corp.†	26,600	349,657
Samsung Electronics Co., Ltd.	22,310	1,112,503
Semtech Corp.†	3,551	49,572
Taiwan Semiconductor Manufacturing Co., Ltd.	108,000	1,779,367
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,109	268,338
Texas Instruments, Inc.	16,086	2,284,373
Tokyo Electron, Ltd.	4,800	644,751
		32,712,510
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	310	68,144
Software — 7.7%
Adobe, Inc.†	1,879	999,741
Alteryx, Inc., Class A†	820	26,248
Appfolio, Inc., Class A†	253	47,455
Asana, Inc., Class A†	1,040	19,209
Asure Software, Inc.†	5,282	44,686
Atlassian Corp., Class A†	2,965	535,598
Bandwidth, Inc., Class A†	1,520	16,127
BILL Holdings, Inc.†	4,103	374,563
Broadridge Financial Solutions, Inc.	6,870	1,172,297
Cadence Design Systems, Inc.†	1,156	277,267
Cerence, Inc.†	693	10,610
Cloudflare, Inc., Class A†	2,280	129,253
Confluent, Inc., Class A†	8,381	242,295
Consensus Cloud Solutions, Inc.†	846	18,265
CSG Systems International, Inc.	947	44,376
Datadog, Inc., Class A†	4,163	339,160
Descartes Systems Group, Inc.†	1,338	96,617
Security Description	Shares or Principal Amount	Value

Software (continued)
DocuSign, Inc.†	10,139	$ 394,204
Dropbox, Inc., Class A†	2,500	65,750
Duolingo, Inc.†	474	69,228
Dynatrace, Inc.†	3,877	173,341
Envestnet, Inc.†	1,270	46,990
Everbridge, Inc.†	1,270	26,175
Evolent Health, Inc., Class A†	1,980	48,371
Fair Isaac Corp.†	112	94,737
Fiserv, Inc.†	19,424	2,209,480
Five9, Inc.†	730	42,245
HashiCorp, Inc., Class A†	2,868	56,471
HubSpot, Inc.†	560	237,311
Informatica, Inc., Class A†	2,040	39,127
Intuit, Inc.	3,036	1,502,668
Manhattan Associates, Inc.†	640	124,787
Microsoft Corp.	76,624	25,907,341
MicroStrategy, Inc., Class A†	64	27,097
MongoDB, Inc.†	2,146	739,490
MSCI, Inc.	291	137,221
Palantir Technologies, Inc., Class A†	13,000	192,400
Phreesia, Inc.†	1,350	18,441
Playtika Holding Corp.†	2,100	17,640
Procore Technologies, Inc.†	2,131	130,183
RingCentral, Inc., Class A†	1,571	41,757
ROBLOX Corp., Class A†	2,700	85,887
Roper Technologies, Inc.	5,208	2,544,473
Salesforce, Inc.†	6,044	1,213,816
Samsara, Inc., Class A†	8,015	184,906
SAP SE	8,352	1,119,167
ServiceNow, Inc.†	3,489	2,030,075
Smartsheet, Inc., Class A†	1,590	62,869
Snowflake, Inc., Class A†	3,481	505,198
Splunk, Inc.†	1,390	204,552
SPS Commerce, Inc.†	404	64,777
SS&C Technologies Holdings, Inc.	3,099	155,725
Synopsys, Inc.†	3,100	1,455,264
Teradata Corp.†	1,260	53,827
Twilio, Inc., Class A†	1,291	66,177
Unity Software, Inc.†	1,366	34,655
Upland Software, Inc.†	8,470	28,290
Veeva Systems, Inc., Class A†	2,565	494,301
Verra Mobility Corp.†	3,846	76,035
VMware, Inc., Class A†	1,339	195,025
Workday, Inc., Class A†	1,855	392,722
Workiva, Inc.†	950	82,735
Yext, Inc.†	4,910	29,607
Zoom Video Communications, Inc., Class A†	1,932	115,881
ZoomInfo Technologies, Inc.†	2,210	28,642
		47,960,828
Telecommunications — 1.1%
Arista Networks, Inc.†	790	158,292
AT&T, Inc.	3,418	52,637
Ciena Corp.†	1,680	70,896
Cisco Systems, Inc.	4,308	224,576
ESC GCI Liberty, Inc.†(1)	936	0
Infinera Corp.†	7,150	20,950
KT Corp.	17,138	415,686
Nippon Telegraph & Telephone Corp.	1,362,200	1,596,625
Telefonaktiebolaget LM Ericsson, Class B	115,888	520,773
Telephone & Data Systems, Inc.	4,300	78,217
T-Mobile US, Inc.†	21,395	3,077,885
Ubiquiti, Inc.	178	21,618

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
United States Cellular Corp.†	670	$ 28,160
Verizon Communications, Inc.	5,055	177,582
Viavi Solutions, Inc.†	8,540	66,441
Vodafone Group PLC ADR	45,222	417,851
		6,928,189
Textiles — 0.0%
UniFirst Corp.	416	68,403
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,496	104,864
Transportation — 1.3%
Canadian National Railway Co.	941	99,539
Canadian Pacific Kansas City, Ltd.	537	38,111
Central Japan Railway Co.	14,500	325,236
CryoPort, Inc.†	3,560	34,532
CSX Corp.	59,067	1,763,150
FedEx Corp.	815	195,682
GXO Logistics, Inc.†	1,251	63,188
Hub Group, Inc., Class A†	1,120	77,000
JB Hunt Transport Services, Inc.	3,529	606,529
Knight-Swift Transportation Holdings, Inc.	1,322	64,633
Landstar System, Inc.	640	105,459
Norfolk Southern Corp.	3,670	700,199
Old Dominion Freight Line, Inc.	3,362	1,266,331
RXO, Inc.†	830	14,533
Saia, Inc.†	912	326,943
Union Pacific Corp.	10,378	2,154,577
XPO, Inc.†	830	62,922
		7,898,564
Water — 0.0%
Essential Utilities, Inc.	1,983	66,351
Total Common Stocks (cost $479,113,993)		495,971,333
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	15,811
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	22,050
Databricks, Inc. Series H†(1)(2)	858	63,063
		85,113
Total Convertible Preferred Stocks (cost $115,442)		103,057
CORPORATE BONDS & NOTES — 5.9%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	48,772
WPP Finance 2010
3.75%, 09/19/2024	125,000	121,981
		170,753
Security Description	Shares or Principal Amount	Value

Aerospace/Defense — 0.0%
General Dynamics Corp.
2.25%, 06/01/2031	$ 250,000	$ 197,578
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	20,651
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	35,437
		253,666
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	108,988
5.80%, 02/14/2039	60,000	53,332
BAT Capital Corp.
4.39%, 08/15/2037	240,000	174,433
		336,753
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	117,471	97,895
United Airlines Pass-Through Trust
4.15%, 02/25/2033	83,600	74,011
		171,906
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	192,318
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	153,236
General Motors Co.
4.00%, 04/01/2025	150,000	145,413
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	252,910
Hyundai Capital America
1.30%, 01/08/2026*	80,000	72,115
1.80%, 10/15/2025*	50,000	46,059
2.00%, 06/15/2028*	260,000	213,790
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	161,631
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	204,683
1.10%, 05/11/2026	175,000	157,572
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	191,760
		1,791,487
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	171,698
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	163,897
Bank of America Corp.
2.30%, 07/21/2032	220,000	162,308
2.59%, 04/29/2031	150,000	118,255
2.65%, 03/11/2032	200,000	153,274
2.68%, 06/19/2041	100,000	60,970
3.50%, 04/19/2026	75,000	70,799
4.33%, 03/15/2050	380,000	278,981
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	290,332
Barclays PLC
2.28%, 11/24/2027	200,000	175,071
2.85%, 05/07/2026	225,000	212,247

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BNP Paribas SA
2.22%, 06/09/2026*	$ 215,000	$ 200,779
2.87%, 04/19/2032*	200,000	152,480
Citigroup, Inc.
3.11%, 04/08/2026	150,000	143,157
3.89%, 01/10/2028	100,000	92,708
4.65%, 07/23/2048	25,000	19,255
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	38,744
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	120,432
3.80%, 03/15/2030	125,000	107,999
4.41%, 04/23/2039	275,000	218,218
ING Groep NV
6.11%, 09/11/2034	200,000	187,409
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	66,910
2.52%, 04/22/2031	150,000	119,300
2.96%, 05/13/2031	440,000	354,808
3.78%, 02/01/2028	100,000	92,780
3.90%, 01/23/2049	100,000	69,160
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	194,339
2.19%, 02/25/2025	200,000	190,046
Morgan Stanley
2.19%, 04/28/2026	150,000	141,089
3.13%, 07/27/2026	100,000	92,515
3.62%, 04/01/2031	150,000	127,001
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	191,856
Royal Bank of Canada
2.30%, 11/03/2031	385,000	289,880
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	116,224
6.50%, 03/09/2029	70,000	67,702
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	261,474
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	199,076
2.61%, 01/12/2028*	200,000	175,651
State Street Corp.
4.86%, 01/26/2026	60,000	58,977
5.16%, 05/18/2034	160,000	144,695
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	197,362
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	219,561
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	259,465
Truist Financial Corp.
1.95%, 06/05/2030	95,000	70,810
UBS Group AG
1.36%, 01/30/2027*	260,000	230,584
3.18%, 02/11/2043*	200,000	123,849
4.19%, 04/01/2031*	250,000	213,741
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	152,542
3.07%, 04/30/2041	510,000	325,892
3.58%, 05/22/2028	85,000	77,370
		7,791,974
Security Description	Shares or Principal Amount	Value

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	$ 150,000	$ 131,829
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	173,823
JDE Peet's NV
1.38%, 01/15/2027*	260,000	223,304
		528,956
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	207,289
5.15%, 03/02/2028	145,000	141,517
Biogen, Inc.
2.25%, 05/01/2030	85,000	66,757
		415,563
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	260,736
4.25%, 12/15/2047	50,000	36,206
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	117,902
		414,844
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	127,592
3.25%, 12/01/2027	50,000	45,992
LYB International Finance II BV
3.50%, 03/02/2027	50,000	46,205
		219,789
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	161,856
Georgetown University
4.32%, 04/01/2049	50,000	38,155
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	60,885
Moody's Corp.
2.00%, 08/19/2031	205,000	154,563
Northwestern University
2.64%, 12/01/2050	75,000	42,739
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	101,822
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	41,836
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	77,743
University of Southern California
2.95%, 10/01/2051	400,000	238,682
		918,281
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	79,792
1.70%, 08/05/2031	215,000	165,473
2.75%, 01/13/2025	150,000	145,443
2.95%, 09/11/2049	75,000	46,709
3.25%, 02/23/2026	100,000	95,707
3.75%, 09/12/2047	50,000	36,474
		569,598

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	$ 150,000	$ 149,531
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	133,429
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	188,107
American Express Co.
4.90%, 02/13/2026	290,000	284,147
6.49%, 10/30/2031	250,000	250,376
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,405
5.25%, 05/15/2024*	75,000	74,295
6.38%, 05/04/2028*	105,000	101,520
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	125,331
3.90%, 01/29/2024	125,000	124,287
Synchrony Financial
4.25%, 08/15/2024	275,000	269,245
Western Union Co.
2.85%, 01/10/2025	20,000	19,185
		1,748,858
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	54,550
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	94,018
Alabama Power Co.
3.13%, 07/15/2051	250,000	144,863
Appalachian Power Co.
4.40%, 05/15/2044	50,000	36,167
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	16,472
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	18,863
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	187,017
Duke Energy Corp.
2.65%, 09/01/2026	50,000	45,822
Enel Finance International NV
1.88%, 07/12/2028*	200,000	164,008
Eversource Energy
3.30%, 01/15/2028	30,000	27,035
3.80%, 12/01/2023	20,000	19,965
Exelon Corp.
3.40%, 04/15/2026	125,000	118,513
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,358
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	18,319
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	91,852
Mississippi Power Co.
3.95%, 03/30/2028	30,000	27,701
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	164,936
5.75%, 09/01/2025	60,000	59,718
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	35,956
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	46,570
Security Description	Shares or Principal Amount	Value

Electric (continued)
San Diego Gas & Electric Co.
4.10%, 06/15/2049	$ 55,000	$ 38,072
Sempra
3.30%, 04/01/2025	130,000	125,015
Southern California Edison Co.
5.88%, 12/01/2053	200,000	177,916
Southern Co.
4.40%, 07/01/2046	25,000	18,441
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	34,142
		1,790,289
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	57,259
4.75%, 03/30/2026	25,000	24,424
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	218,225
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,610
		324,518
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	120,000	88,887
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	235,329
2.50%, 08/15/2024	40,000	38,913
3.38%, 11/15/2027	30,000	27,611
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	109,156
3.20%, 06/01/2032	135,000	109,280
Waste Management, Inc.
4.88%, 02/15/2034	200,000	183,148
		703,437
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	194,452
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	19,320
		213,772
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	168,659
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	65,917
3.95%, 03/30/2048	115,000	77,771
Southern California Gas Co.
4.13%, 06/01/2048	25,000	17,464
		161,152
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	116,782
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	161,144
Baxter International, Inc.
1.92%, 02/01/2027	225,000	197,315

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Revvity, Inc.
1.90%, 09/15/2028	$ 210,000	$ 172,152
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	95,572
		742,965
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	37,924
2.91%, 01/01/2051	265,000	149,660
Centra Health, Inc.
4.70%, 01/01/2048	45,000	33,645
CommonSpirit Health
2.76%, 10/01/2024	40,000	38,841
2.78%, 10/01/2030	55,000	44,105
3.91%, 10/01/2050	305,000	204,028
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	88,021
HCA, Inc.
4.13%, 06/15/2029	65,000	57,692
4.38%, 03/15/2042	65,000	46,844
Humana, Inc.
2.15%, 02/03/2032	100,000	73,856
3.70%, 03/23/2029	45,000	40,699
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	58,608
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	83,420
Stanford Health Care
3.80%, 11/15/2048	10,000	6,760
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	27,812
2.90%, 05/15/2050	150,000	86,534
4.63%, 11/15/2041	25,000	20,535
4.75%, 07/15/2045	75,000	61,574
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	39,077
		1,199,635
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	43,872
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	92,973
2.00%, 06/28/2028*	340,000	277,849
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	174,887
3.35%, 05/15/2024	25,000	24,651
CNO Global Funding
2.65%, 01/06/2029*	315,000	259,261
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	50,699
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	50,576
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	376,725
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	52,760
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	27,530
3.50%, 06/03/2024	30,000	29,565
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Principal Financial Group, Inc.
2.13%, 06/15/2030	$ 125,000	$ 97,087
3.70%, 05/15/2029	25,000	22,212
4.30%, 11/15/2046	25,000	17,708
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	179,443
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	18,142
Willis North America, Inc.
4.50%, 09/15/2028	50,000	46,478
		1,842,418
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	269,090
4.95%, 12/05/2044	65,000	58,013
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	112,408
		439,511
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	41,301
3.95%, 05/01/2028	35,000	32,564
		73,865
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	238,497
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	133,746
4.15%, 09/15/2027	150,000	143,522
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	226,238
		503,506
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	93,198
3.75%, 02/15/2028	125,000	111,609
4.50%, 02/01/2024	25,000	24,798
Comcast Corp.
1.95%, 01/15/2031	70,000	53,693
2.65%, 02/01/2030	30,000	24,896
3.90%, 03/01/2038	240,000	186,170
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	154,357
		648,721
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	156,520
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	164,878
		321,398
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	61,672

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	$ 75,000	$ 69,180
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	57,081
6.25%, 03/15/2038	25,000	23,360
Chevron Corp.
2.00%, 05/11/2027	40,000	35,725
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	82,338
Hess Corp.
4.30%, 04/01/2027	125,000	119,608
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	23,427
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	49,907
5.10%, 03/29/2026	55,000	54,393
Shell International Finance BV
3.25%, 05/11/2025	325,000	314,593
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	149,404
2.99%, 06/29/2041	105,000	69,290
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	22,446
4.50%, 03/04/2029*	55,000	50,306
		1,121,058
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,120
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	82,554
4.70%, 05/14/2045	125,000	101,623
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	187,236
4.88%, 03/03/2028	200,000	195,200
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	30,706
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	66,935
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	36,647
3.75%, 09/15/2025	125,000	119,934
Cigna Corp.
3.25%, 04/15/2025	50,000	48,187
4.80%, 07/15/2046	25,000	19,856
Cigna Group
3.88%, 10/15/2047	50,000	34,083
CVS Health Corp.
1.88%, 02/28/2031	60,000	44,604
2.70%, 08/21/2040	330,000	199,834
3.88%, 07/20/2025	50,000	48,369
5.05%, 03/25/2048	100,000	78,608
McKesson Corp.
5.25%, 02/15/2026	310,000	306,508
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	187,753
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	173,860
		1,962,497
Security Description	Shares or Principal Amount	Value

Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 55,000	$ 44,884
4.95%, 12/15/2024	50,000	49,215
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	16,116
3.70%, 01/15/2039*	15,000	11,056
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	46,014
Enbridge, Inc.
5.50%, 12/01/2046	113,000	94,277
Energy Transfer LP
5.25%, 04/15/2029	35,000	33,218
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	48,336
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	49,567
MPLX LP
5.65%, 03/01/2053	150,000	123,383
ONEOK, Inc.
6.63%, 09/01/2053	180,000	168,219
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	23,825
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	22,424
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	299,814
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	15,050
		1,045,398
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	71,624
American Tower Corp.
1.45%, 09/15/2026	315,000	276,474
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	38,419
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	122,131
2.90%, 03/15/2027	70,000	62,827
Essex Portfolio LP
4.00%, 03/01/2029	90,000	80,663
4.50%, 03/15/2048	15,000	10,827
Extra Space Storage LP
4.00%, 06/15/2029	40,000	35,609
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	48,798
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	61,836
2.88%, 01/15/2031	125,000	98,575
Kilroy Realty LP
3.45%, 12/15/2024	30,000	28,918
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	36,778
Prologis LP
2.13%, 04/15/2027	115,000	102,018
4.00%, 09/15/2028	70,000	64,333
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	113,089
Realty Income Corp.
2.20%, 06/15/2028	25,000	21,081
3.10%, 12/15/2029	70,000	59,108
3.95%, 08/15/2027	25,000	23,213

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
4.63%, 11/01/2025	$ 60,000	$ 58,494
Simon Property Group LP
2.65%, 02/01/2032	285,000	216,770
3.80%, 07/15/2050	100,000	63,561
WP Carey, Inc.
3.85%, 07/15/2029	90,000	78,568
		1,773,714
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	76,951
3.13%, 04/18/2024 to 04/21/2026	115,000	110,989
5.05%, 07/15/2026	180,000	176,941
Carvana Co.
12.00%, 12/01/2028*(3)	39,000	29,022
13.00%, 06/01/2030*(3)	58,000	42,920
14.00%, 06/01/2031*(3)	69,000	51,405
Dollar General Corp.
4.63%, 11/01/2027	240,000	227,849
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	263,827
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	23,189
3.90%, 06/01/2029	95,000	86,033
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	44,533
Tractor Supply Co.
5.25%, 05/15/2033	250,000	228,852
Walmart, Inc.
3.30%, 04/22/2024	150,000	148,381
		1,510,892
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,052
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	26,976
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	27,901
		63,929
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	32,699
Intuit, Inc.
5.13%, 09/15/2028	250,000	246,031
Microsoft Corp.
3.13%, 11/03/2025	25,000	23,989
4.20%, 11/03/2035	250,000	225,053
Oracle Corp.
5.55%, 02/06/2053	65,000	54,002
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	135,407
2.00%, 06/30/2030	30,000	23,253
2.95%, 09/15/2029	120,000	102,227
3.80%, 12/15/2026	25,000	23,617
Salesforce, Inc.
2.70%, 07/15/2041	395,000	254,008
VMware, Inc.
1.40%, 08/15/2026	205,000	180,578
		1,300,864
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	$ 200,000	$ 164,677
AT&T, Inc.
1.65%, 02/01/2028	125,000	104,503
2.25%, 02/01/2032	280,000	206,917
3.50%, 06/01/2041	130,000	86,910
3.80%, 12/01/2057	64,000	38,541
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	227,623
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	84,262
2.65%, 11/20/2040	490,000	296,194
2.99%, 10/30/2056	35,000	18,415
3.15%, 03/22/2030	150,000	125,839
Vodafone Group PLC
4.88%, 06/19/2049	60,000	45,386
		1,399,267
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	43,559
3.55%, 11/19/2026	310,000	285,748
		329,307
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	37,027
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	179,360
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	88,922
2.88%, 11/15/2029	70,000	59,001
3.50%, 05/01/2050	110,000	70,244
CSX Corp.
4.30%, 03/01/2048	25,000	18,655
		453,209
Trucking & Leasing — 0.1%
GATX Corp.
4.35%, 02/15/2024	60,000	59,654
6.90%, 05/01/2034	220,000	219,628
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	207,409
		486,691
Total Corporate Bonds & Notes (cost $44,376,257)		36,522,974
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	126,950
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	93,717
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	102,559
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	39,429
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	38,808

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	$ 145,000	$ 124,472
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	165,000	163,560
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	200,000	194,166
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	77,604
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	90,788
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	120,135
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	49,147
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	153,948
		1,375,283
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	39,722
Other Asset Backed Securities — 0.3%
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	79,888
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	117,600	96,165
Series 2020-2A, Class A2 3.24%, 01/20/2051*	92,388	78,578
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.76%, (TSFR3M+1.38%), 05/20/2034*	250,000	246,849
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	100,000	99,612
Series 2023-A, Class B 6.53%, 02/25/2038*	100,000	99,664
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	50,197
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	39,928	36,025
Series 2019-2A, Class A 2.22%, 10/20/2038*	76,529	71,617
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	139,785	122,828
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	69,914	69,633
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.81%, (TSFR3M+1.41%), 07/15/2034*	255,000	253,282
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	$ 109,996	$ 88,672
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	88,974	75,692
Series 2020-A, Class A2A 2.23%, 09/15/2037*	55,929	51,298
Series 2016-A, Class A2A 2.70%, 05/15/2031*	9,077	8,865
Series 2017-A, Class A2A 2.88%, 09/15/2034*	18,373	17,670
		1,546,535
Total Asset Backed Securities (cost $3,151,267)		2,961,540
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Commercial and Residential — 0.5%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	218,985	204,187
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	50,013	40,946
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	60,161	48,036
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	16,181	13,130
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	51,344
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	74,534	61,729
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	75,021
BFLD Trust FRS
Series 2019-DPLO, Class C 6.99%, (TSFR1M+1.65%), 10/15/2034*	55,000	54,099
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.68%, (TSFR1M+1.34%), 02/15/2039*	260,000	254,346
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	105,101
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	100,000	90,279
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	75,000	45,687
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	248,640	215,738
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	16,911	14,011
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	45,263	35,795
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.75%, (TSFR1M+1.41%), 11/15/2037*	98,299	96,634

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	$ 11,109	$ 10,315
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	136,899	120,776
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	58,283	44,033
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	95,418
GCAT Trust VRS
Series 2023-INV1, Class A1 6.00%, 08/25/2053*(5)	201,943	193,479
Great Wolf Trust FRS
Series 2019-WOLF, Class C 7.08%, (TSFR1M+1.75), 12/15/2036*	30,000	29,565
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(5)	31,378	23,998
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	4,956	4,650
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,899	3,309
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	9,845	8,155
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	10,740	8,919
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	18,834	15,230
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.55%, (TSFR1M+1.21%), 04/15/2038*	189,111	185,557
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	49,857
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(4)	100,000	99,826
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	75,420	53,681
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	133,510	99,439
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 7.44%, (TSFR1M+2.11%), 11/15/2038*	215,000	161,728
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(4)	100,000	99,994
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.54%, (TSFR1M+1.21%), 10/25/2059*	9,579	9,338
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(5)	164,098	125,551
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	1,211	1,168
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	$ 24,281	$ 21,200
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	82,633	78,353
Verus Securitization Trust
Series 2023-6, Class A2 6.94%, 09/25/2068*(4)	98,852	98,128
Series 2023-7, Class A2 7.27%, 10/25/2068*(4)	100,000	99,893
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(5)	207,297	170,201
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(5)	15,003	14,398
		3,332,242
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	740,507
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	350,006
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	286,648
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.17%, (SOFR30A+0.85%), 11/25/2041*	101,204	100,498
Series 2021-DNA3, Class M2 7.42%, (SOFR30A+2.10%), 10/25/2033*	50,000	50,085
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.32%, (SOFR30A+1.00%), 12/25/2041*	30,332	30,124
Series 2023-R04, Class 1M1 7.62%, (SOFR30A+2.30%), 05/25/2043*	203,345	206,038
		1,763,906
Total Collateralized Mortgage Obligations (cost $5,698,277)		5,096,148
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.2%
U.S. Government — 10.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,669,600	907,450
1.25%, 05/15/2050	123,400	54,286
1.38%, 11/15/2040 to 08/15/2050	1,483,000	734,190
1.63%, 11/15/2050	340,000	166,534
1.75%, 08/15/2041	575,000	341,384
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,101,405
2.00%, 11/15/2041 to 08/15/2051	3,746,000	2,107,754
2.25%, 05/15/2041 to 02/15/2052	2,487,000	1,463,692
2.38%, 02/15/2042 to 05/15/2051	1,226,000	755,362
2.75%, 08/15/2047	380,000	250,384
2.88%, 05/15/2049 to 05/15/2052	695,000	464,121
3.00%, 08/15/2048 to 08/15/2052	1,400,000	961,570
3.13%, 11/15/2041	305,000	229,453
3.25%, 05/15/2042	515,000	392,185
3.38%, 08/15/2042	807,500	624,772
3.63%, 02/15/2053 to 05/15/2053	2,636,500	2,055,039
3.88%, 08/15/2040 to 05/15/2043	5,255,000	4,379,090
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,067,899

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.13%, 08/15/2053	$ 1,387,200	$ 1,186,706
4.38%, 08/15/2043	810,000	722,419
United States Treasury Notes
0.25%, 05/31/2025	1,450,000	1,341,873
0.38%, 04/30/2025 to 12/31/2025	1,120,000	1,027,666
0.38%, 01/31/2026(6)(7)	2,615,000	2,359,731
0.63%, 05/15/2030	175,000	133,403
0.75%, 08/31/2026	5,715,000	5,092,601
0.88%, 06/30/2026	2,075,000	1,869,283
1.25%, 08/15/2031	1,785,000	1,367,198
1.50%, 10/31/2024	80,000	76,950
1.88%, 02/28/2027	3,770,000	3,424,368
2.75%, 07/31/2027 to 08/15/2032	3,660,000	3,289,156
2.88%, 05/15/2032	460,000	394,719
3.00%, 07/31/2024	335,000	328,889
3.38%, 05/15/2033	600,000	530,531
3.50%, 02/15/2033	115,000	102,943
3.63%, 05/31/2028	3,615,000	3,437,780
3.88%, 04/30/2025	1,150,000	1,127,719
4.00%, 02/29/2028 to 06/30/2028	6,195,000	5,983,835
4.13%, 09/30/2027 to 11/15/2032	8,050,000	7,811,191
		63,665,531
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 06/20/2032 to 05/20/2050	25,408	21,764
3.50%, 09/20/2049 to 02/20/2050	12,968	11,160
		32,924
Total U.S. Government & Agency Obligations (cost $76,909,730)		63,698,455
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	209,306
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	215,102
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	84,768
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	23,346
		532,522
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	258,727
United Mexican States
2.66%, 05/24/2031	200,000	155,788
3.50%, 02/12/2034	230,000	175,623
		590,138
Total Foreign Government Obligations (cost $1,354,175)		1,122,660
MUNICIPAL SECURITIES — 0.5%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	223,552
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	137,667
Security Description	Shares or Principal Amount	Value

Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	$ 105,000	$ 68,993
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	51,893
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	245,000	254,048
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	236,685
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	161,303
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	23,678
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	45,898
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	200,612
2.99%, 11/01/2038	60,000	44,719
3.09%, 11/01/2040	135,000	94,300
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	21,523
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	104,078
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	49,239
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	21,930
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	97,621
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	53,513
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	121,440
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	149,121
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	9,442
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	48,840
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	29,481

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	$ 46,000	$ 46,931
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	83,310
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	142,490
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	48,639
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	112,924
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,227
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	56,899
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	94,312
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	82,011
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	19,297
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	91,386
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	21,102
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	75,612
Total Municipal Securities (cost $4,383,020)		3,128,716
ESCROWS AND LITIGATION TRUSTS — 0.0%
Ant International Co., Ltd. Class C†(1)(2) (cost $3,466)	3,466	3,394
Total Long-Term Investment Securities (cost $615,105,627)		608,608,277
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(8)	15,201,824	15,201,824
T. Rowe Price Treasury Reserve Fund 5.40%(8)	109	109
		15,201,933
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.2%
United States Treasury Bills
5.23%, 01/11/2024	$ 575,000	$ 568,993
5.28%, 01/11/2024	500,000	494,776
		1,063,769
Total Short-Term Investments (cost $16,265,794)		16,265,702
TOTAL INVESTMENTS (cost $631,371,421)	100.4%	624,873,979
Other assets less liabilities	(0.4)	(2,577,868)
NET ASSETS	100.0%	$622,296,111
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $15,019,429 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$44,800	$1,066.66	0.0%
Gusto, Inc.	10/04/2021	775	22,311	11,920	15.38	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	22,050	73.50	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	63,063	73.50	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	15,811	15.38	0.0

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Ant International Co., Ltd. Class C	08/14/2023	3,466	$3,466	$3,394	$0.98	0.0%
				$163,171		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2023.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of October 31, 2023.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.795%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2028	$27,460	$(9,174)	$18,286
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Written Options on futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Puts
Goldman Sachs & Co. LLC	Put option on 10 Year U.S. Treasury Note Futures	105.50	11/24/2023	(12)	$12,000	$8,041	$7,969	$72
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	U.S. Treasury 10 Year Notes	December 2023	$426,399	$424,687	$1,712
5	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	548,813	544,140	4,673
						$6,385

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
9	Long	U.S. Treasury 2 Year Notes	December 2023	$1,822,193	$1,821,797	$ (396)
41	Long	U.S. Treasury 5 Year Notes	December 2023	4,351,911	4,283,540	(68,371)
2	Long	U.S. Treasury Ultra Bonds	December 2023	226,191	225,125	(1,066)
						$(69,833)
		Net Unrealized Appreciation (Depreciation)				$(63,448)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$298,174	$627,838	$—	$926,012
Aerospace/Defense	5,975,918	1,354,451	—	7,330,369
Agriculture	3,493,742	609,718	—	4,103,460
Apparel	1,558,987	868,073	—	2,427,060
Auto Manufacturers	5,159,540	2,671,704	—	7,831,244
Auto Parts & Equipment	1,210,730	1,600,796	—	2,811,526
Banks	17,887,573	8,256,537	—	26,144,110
Beverages	5,868,898	2,256,292	—	8,125,190
Biotechnology	4,540,964	310,464	0	4,851,428
Chemicals	6,881,178	3,465,798	—	10,346,976
Commercial Services	6,914,086	2,192,449	11,920	9,118,455
Computer Graphics	—	—	44,800	44,800
Computers	24,005,887	1,147,287	—	25,153,174
Cosmetics/Personal Care	6,811,391	2,649,688	—	9,461,079
Distribution/Wholesale	773,944	1,690,102	—	2,464,046
Diversified Financial Services	16,641,365	871,348	—	17,512,713
Electric	9,036,435	2,286,482	—	11,322,917
Electrical Components & Equipment	1,279,936	1,893,586	—	3,173,522
Electronics	5,199,798	1,467,559	—	6,667,357
Engineering & Construction	445,580	587,750	—	1,033,330
Food	4,503,344	4,342,411	—	8,845,755
Food Service	58,977	1,044,151	—	1,103,128
Gas	658,376	173,112	—	831,488
Healthcare-Products	14,910,693	2,698,411	—	17,609,104
Healthcare-Services	15,009,235	639,780	—	15,649,015
Home Builders	514,670	289,702	—	804,372
Home Furnishings	29,604	1,334,554	—	1,364,158
Insurance	21,952,546	7,568,042	—	29,520,588
Internet	35,101,213	1,029,835	—	36,131,048
Machinery-Construction & Mining	614,599	1,261,259	—	1,875,858
Machinery-Diversified	4,062,221	1,005,574	—	5,067,795
Mining	1,710,823	2,810,501	—	4,521,324
Miscellaneous Manufacturing	5,173,546	2,662,935	—	7,836,481
Oil & Gas	15,093,434	3,946,893	—	19,040,327
Packaging & Containers	780,488	650,943	—	1,431,431
Pharmaceuticals	27,100,520	7,776,437	—	34,876,957
Private Equity	1,052,259	191,754	—	1,244,013
Real Estate	151,360	823,444	—	974,804
REITS	8,866,209	639,594	—	9,505,803
Retail	19,447,380	2,152,294	—	21,599,674
Semiconductors	26,832,149	5,880,361	—	32,712,510
Software	46,841,661	1,119,167	—	47,960,828
Telecommunications	4,395,105	2,533,084	0	6,928,189
Transportation	7,573,328	325,236	—	7,898,564
Other Industries	19,789,351	—	—	19,789,351
Convertible Preferred Stocks	—	—	103,057	103,057

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Corporate Bonds & Notes	$—	$36,522,974	$—	$36,522,974
Asset Backed Securities	—	2,961,540	—	2,961,540
Collateralized Mortgage Obligations	—	5,096,148	—	5,096,148
U.S. Government & Agency Obligations	—	63,698,455	—	63,698,455
Foreign Government Obligations	—	1,122,660	—	1,122,660
Municipal Securities	—	3,128,716	—	3,128,716
Escrows and Litigation Trusts	—	—	3,394	3,394
Short-Term Investments:
U.S. Government	—	1,063,769	—	1,063,769
Other Short-Term Investments	15,201,933	—	—	15,201,933
Total Investments at Value	$421,409,150	$203,301,658	$163,171	$624,873,979
Other Financial Instruments:†
Futures Contracts	$6,385	$—	$—	$6,385
Written Options	72	—	—	72
Total Other Financial Instruments	$6,457	$—	$—	$6,457
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$9,174	$—	$9,174
Futures Contracts	69,833	—	—	69,833
Total Other Financial Instruments	$69,833	$9,174	$—	$79,007
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.9%
Advertising — 0.1%
WPP PLC	160,420	$ 1,381,815
Aerospace/Defense — 0.8%
Boeing Co.†	6,490	1,212,462
General Dynamics Corp.	7,202	1,737,915
Howmet Aerospace, Inc.	5,150	227,115
L3Harris Technologies, Inc.	9,928	1,781,183
Lockheed Martin Corp.	213	96,838
Melrose Industries PLC	241,131	1,370,314
Northrop Grumman Corp.	2,387	1,125,303
RTX Corp.	5,340	434,623
Safran SA	10,877	1,694,258
TransDigm Group, Inc.†	1,024	847,964
		10,527,975
Agriculture — 0.4%
Altria Group, Inc.	4,466	179,399
Darling Ingredients, Inc.†	3,038	134,553
Farmers Business Network, Inc.†(1)(2)	562	2,934
Philip Morris International, Inc.	46,685	4,162,435
Wilmar International, Ltd.	509,700	1,328,659
		5,807,980
Airlines — 0.0%
Southwest Airlines Co.	6,039	134,247
United Airlines Holdings, Inc.†	1,697	59,412
		193,659
Apparel — 0.2%
Dr. Martens PLC	135,801	192,538
Kering SA	2,488	1,006,250
NIKE, Inc., Class B	12,646	1,299,629
Samsonite International SA*†	233,100	725,238
		3,223,655
Auto Manufacturers — 1.1%
Cummins, Inc.	8,648	1,870,563
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,255	1,157,309
Ford Motor Co.	6,413	62,527
General Motors Co.	12,284	346,409
Honda Motor Co., Ltd.	55,800	573,073
PACCAR, Inc.	1,991	164,317
Rivian Automotive, Inc., Class A†	8,221	133,345
Suzuki Motor Corp.	26,300	1,020,635
Tesla, Inc.†	32,331	6,493,358
Toyota Motor Corp.	158,500	2,795,207
		14,616,743
Auto Parts & Equipment — 0.4%
Aptiv PLC†	2,734	238,405
Autoliv, Inc. SDR	14,345	1,321,654
Denso Corp.	94,000	1,393,335
Dowlais Group PLC	292,332	356,554
Magna International, Inc.	27,194	1,307,759
Stanley Electric Co., Ltd.	29,800	475,211
		5,092,918
Banks — 3.2%
ANZ Group Holdings, Ltd.	61,814	975,306
Bank of America Corp.	130,719	3,443,138
Bank of New York Mellon Corp.	7,634	324,445
BNP Paribas SA	23,236	1,335,341
Citigroup, Inc.	11,215	442,880
DBS Group Holdings, Ltd.	45,800	1,101,214
Security Description	Shares or Principal Amount	Value

Banks (continued)
DNB Bank ASA	128,994	$ 2,326,042
East West Bancorp, Inc.	7,031	377,002
Erste Group Bank AG	18,077	646,094
Fifth Third Bancorp	13,626	323,072
Goldman Sachs Group, Inc.	7,332	2,226,069
HDFC Bank, Ltd.	70,540	1,251,037
Huntington Bancshares, Inc.	22,546	217,569
ING Groep NV	205,142	2,630,498
Intesa Sanpaolo SpA	310,867	809,776
JPMorgan Chase & Co.	48,775	6,782,652
Lloyds Banking Group PLC	2,190,598	1,067,663
Macquarie Group, Ltd.	10,041	1,035,498
Mitsubishi UFJ Financial Group, Inc.	195,200	1,640,139
Morgan Stanley	18,461	1,307,408
National Bank of Canada	30,388	1,889,348
PNC Financial Services Group, Inc.	9,657	1,105,437
Regions Financial Corp.	1,685	24,483
Standard Chartered PLC	94,699	731,959
Sumitomo Mitsui Trust Holdings, Inc.	17,700	659,168
Svenska Handelsbanken AB, Class A	174,200	1,483,015
Truist Financial Corp.	2,512	71,240
United Overseas Bank, Ltd.	84,500	1,668,174
US Bancorp	9,393	299,449
Wells Fargo & Co.	90,184	3,586,618
Western Alliance Bancorp	1,728	71,021
		41,852,755
Beverages — 0.8%
Coca-Cola Co.	42,685	2,411,276
Constellation Brands, Inc., Class A	1,850	433,177
Diageo PLC	50,076	1,897,642
Heineken NV	19,913	1,789,176
Keurig Dr Pepper, Inc.	14,854	450,522
Kirin Holdings Co., Ltd.	47,200	662,008
Monster Beverage Corp.†	5,887	300,826
PepsiCo, Inc.	14,302	2,335,231
		10,279,858
Biotechnology — 0.4%
Amgen, Inc.	10,012	2,560,068
Biogen, Inc.†	703	166,991
Genmab A/S†	2,250	637,359
Gilead Sciences, Inc.	682	53,564
Moderna, Inc.†	514	39,043
Regeneron Pharmaceuticals, Inc.†	1,552	1,210,389
Vertex Pharmaceuticals, Inc.†	2,035	736,894
		5,404,308
Building Materials — 0.2%
Carrier Global Corp.	26,380	1,257,271
Johnson Controls International PLC	2,827	138,580
Katitas Co., Ltd.	6,700	89,625
Louisiana-Pacific Corp.	1,012	51,895
Martin Marietta Materials, Inc.	1,060	433,476
Trane Technologies PLC	548	104,290
Vulcan Materials Co.	1,665	327,156
West Fraser Timber Co., Ltd. (NASDAQ)	2,482	167,386
West Fraser Timber Co., Ltd. (TSX)	1,543	104,135
		2,673,814
Chemicals — 1.1%
Air Liquide SA	11,342	1,943,886
Akzo Nobel NV	17,972	1,207,027
Asahi Kasei Corp.	116,300	714,063

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
BASF SE	22,613	$ 1,041,732
CF Industries Holdings, Inc.	5,688	453,789
Covestro AG*†	24,609	1,242,064
FMC Corp.	942	50,114
Johnson Matthey PLC	42,673	775,612
Linde PLC	11,769	4,497,641
Nutrien, Ltd.	16,539	888,144
RPM International, Inc.	1,763	160,909
Sherwin-Williams Co.	4,659	1,109,820
Sociedad Quimica y Minera de Chile SA ADR	1,395	67,518
Tosoh Corp.	12,200	148,966
Umicore SA	35,719	849,410
		15,150,695
Coal — 0.0%
Teck Resources, Ltd., Class B	9,676	341,950
Warrior Met Coal, Inc.	1,235	60,181
		402,131
Commercial Services — 0.9%
Adyen NV*†	746	504,297
Amadeus IT Group SA	18,267	1,043,632
Ashtead Group PLC	23,976	1,373,373
Cintas Corp.	1,069	542,111
CoStar Group, Inc.†	2,092	153,574
Element Fleet Management Corp.	126,926	1,717,059
Equifax, Inc.	462	78,341
FleetCor Technologies, Inc.†	5,262	1,184,845
Global Payments, Inc.	6,093	647,198
Gusto, Inc.†(1)(2)	2,300	35,374
MarketAxess Holdings, Inc.	240	51,300
Moody's Corp.	1,163	358,204
Quanta Services, Inc.	422	70,525
Recruit Holdings Co., Ltd.	38,000	1,099,146
S&P Global, Inc.	3,787	1,322,837
Service Corp. International	10,820	588,824
TechnoPro Holdings, Inc.	44,200	869,448
United Rentals, Inc.	148	60,128
WillScot Mobile Mini Holdings Corp.†	987	38,898
		11,739,114
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	127,999
Computers — 2.7%
Accenture PLC, Class A	5,585	1,659,248
Apple, Inc.	174,845	29,858,281
Crowdstrike Holdings, Inc., Class A†	1,686	298,034
Fortinet, Inc.†	7,780	444,783
NTT Data Group Corp.	158,100	1,953,180
Pure Storage, Inc., Class A†	9,520	321,871
Teleperformance SE	5,586	639,774
Western Digital Corp.†	5,359	215,164
Zscaler, Inc.†	1,526	242,161
		35,632,496
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	28,186	2,117,332
e.l.f. Beauty, Inc.†	842	77,994
Kenvue, Inc.	151,941	2,826,103
L'Oreal SA	4,716	1,978,137
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	34,595	$ 5,190,288
Unilever PLC	80,946	3,835,256
		16,025,110
Distribution/Wholesale — 0.3%
Bunzl PLC	27,941	998,280
Copart, Inc.†	7,344	319,611
Mitsubishi Corp.	27,600	1,285,173
SiteOne Landscape Supply, Inc.†	137	18,875
Sumitomo Corp.	72,100	1,424,679
		4,046,618
Diversified Financial Services — 1.8%
American Express Co.	15,661	2,286,976
Apollo Global Management, Inc.	2,358	182,604
BlackRock, Inc.	331	202,665
Cboe Global Markets, Inc.	1,149	188,310
Charles Schwab Corp.	42,717	2,222,993
CME Group, Inc.	5,427	1,158,447
Discover Financial Services	1,136	93,243
Intercontinental Exchange, Inc.	4,609	495,191
Julius Baer Group, Ltd.	20,051	1,187,494
LPL Financial Holdings, Inc.	887	199,149
Mastercard, Inc., Class A	16,338	6,148,806
Mitsubishi HC Capital, Inc.	107,800	707,252
Tradeweb Markets, Inc., Class A	1,303	117,283
Visa, Inc., Class A	35,304	8,299,970
XP, Inc., Class A	25,127	502,540
		23,992,923
Electric — 1.4%
Ameren Corp.	6,783	513,541
CMS Energy Corp.	5,682	308,760
Constellation Energy Corp.	26,128	2,950,374
Dominion Energy, Inc.	26,698	1,076,463
Electric Power Development Co., Ltd.	44,900	672,225
Engie SA	172,452	2,746,427
Evergy, Inc.	17,317	850,957
FirstEnergy Corp.	24,472	871,203
National Grid PLC	144,651	1,719,074
NextEra Energy, Inc.	54,390	3,170,937
NRG Energy, Inc.	11,146	472,368
PG&E Corp.†	40,513	660,362
PPL Corp.	6,312	155,086
Southern Co.	26,188	1,762,452
Xcel Energy, Inc.	1,135	67,271
		17,997,500
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	10,865	1,529,466
Emerson Electric Co.	396	35,232
Legrand SA	17,939	1,549,510
Prysmian SpA	40,075	1,504,033
Schneider Electric SE	448	68,891
		4,687,132
Electronics — 0.5%
ABB, Ltd.	63,230	2,125,968
Amphenol Corp., Class A	6,433	518,178
Honeywell International, Inc.	4,702	861,688
Hubbell, Inc.	298	80,490

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Murata Manufacturing Co., Ltd.	69,600	$ 1,155,429
TE Connectivity, Ltd.	13,456	1,585,790
		6,327,543
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	395	56,268
Shoals Technologies Group, Inc., Class A†	3,546	54,466
		110,734
Engineering & Construction — 0.1%
Cellnex Telecom SA*	1,829	53,911
Worley, Ltd.	121,907	1,282,478
		1,336,389
Environmental Control — 0.1%
Asahi Holdings, Inc.	1,000	12,673
Republic Services, Inc.	1,043	154,875
Veralto Corp.†	9,792	675,648
Waste Connections, Inc.	2,821	365,319
		1,208,515
Food — 1.1%
Barry Callebaut AG	549	832,674
General Mills, Inc.	7,667	500,195
Kraft Heinz Co.	18,513	582,419
Minerva SA	60,803	91,294
Mondelez International, Inc., Class A	59,263	3,923,803
Nestle SA	57,904	6,246,909
Seven & i Holdings Co., Ltd.	46,900	1,707,229
Sysco Corp.	2,851	189,563
Tyson Foods, Inc., Class A	1,681	77,914
		14,152,000
Food Service — 0.2%
Compass Group PLC	93,156	2,350,570
Forest Products & Paper — 0.0%
Suzano SA	7,447	76,172
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	119,000	396,161
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	7,075	601,729
Healthcare-Products — 1.8%
Abbott Laboratories	5,540	523,807
Agilent Technologies, Inc.	3,755	388,154
Alcon, Inc.	12,803	917,434
Align Technology, Inc.†	452	83,435
Avantor, Inc.†	4,306	75,054
Baxter International, Inc.	4,921	159,588
Boston Scientific Corp.†	5,944	304,273
Danaher Corp.	14,508	2,785,826
DENTSPLY SIRONA, Inc.	1,259	38,286
Edwards Lifesciences Corp.†	4,786	304,964
Elekta AB, Series B	111,704	760,263
EssilorLuxottica SA	7,428	1,343,379
GE HealthCare Technologies, Inc.	21,598	1,437,779
Hologic, Inc.†	4,527	299,552
Intuitive Surgical, Inc.†	11,021	2,889,927
Koninklijke Philips NV†	65,852	1,249,511
Medtronic PLC	17,514	1,235,788
Repligen Corp.†	693	93,250
Siemens Healthineers AG*	35,572	1,740,817
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.	6,137	$ 1,658,340
Teleflex, Inc.	2,050	378,737
Thermo Fisher Scientific, Inc.	9,334	4,151,483
Zimmer Biomet Holdings, Inc.	3,361	350,922
		23,170,569
Healthcare-Services — 1.8%
Catalent, Inc.†	3,282	112,868
Charles River Laboratories International, Inc.†	171	28,790
Elevance Health, Inc.	14,672	6,603,720
Evotec SE†	25,761	443,512
Fresenius SE & Co. KGaA	40,217	1,030,519
HCA Healthcare, Inc.	5,942	1,343,724
Humana, Inc.	5,814	3,044,734
ICON PLC†	527	128,567
IQVIA Holdings, Inc.†	578	104,520
Molina Healthcare, Inc.†	594	197,772
Tenet Healthcare Corp.†	15,394	826,658
UnitedHealth Group, Inc.	18,043	9,663,109
		23,528,493
Home Builders — 0.1%
NVR, Inc.†	73	395,121
Persimmon PLC	51,422	637,771
		1,032,892
Home Furnishings — 0.2%
Panasonic Holdings Corp.	121,600	1,063,146
Sony Group Corp.	23,800	1,969,779
		3,032,925
Household Products/Wares — 0.0%
Avery Dennison Corp.	1,040	181,033
Kimberly-Clark Corp.	154	18,424
		199,457
Insurance — 3.4%
AIA Group, Ltd.	205,200	1,787,126
Allstate Corp.	11,953	1,531,538
AXA SA	109,439	3,247,939
Berkshire Hathaway, Inc., Class B†	24,110	8,229,466
Challenger, Ltd.	98,991	370,963
Chubb, Ltd.	24,168	5,186,936
Definity Financial Corp.	19,925	550,874
Equitable Holdings, Inc.	13,267	352,504
Hartford Financial Services Group, Inc.	20,354	1,495,001
Mandatum Oyj†	43,530	168,208
Marsh & McLennan Cos., Inc.	8,471	1,606,525
MetLife, Inc.	53,930	3,236,339
Muenchener Rueckversicherungs-Gesellschaft AG	9,560	3,828,138
Ping An Insurance Group Co. of China, Ltd.	79,000	399,348
Progressive Corp.	12,926	2,043,471
RenaissanceRe Holdings, Ltd.	1,896	416,343
Sampo Oyj, Class A	43,530	1,717,892
Storebrand ASA	151,818	1,266,019
Sun Life Financial, Inc.	35,900	1,639,738
Tokio Marine Holdings, Inc.	83,800	1,867,861
Travelers Cos., Inc.	12,391	2,074,749
Zurich Insurance Group AG	4,526	2,144,454
		45,161,432
Internet — 5.1%
Airbnb, Inc., Class A†	952	112,612
Alibaba Group Holding, Ltd. ADR†	5,355	442,002

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A†	44,363	$ 5,504,561
Alphabet, Inc., Class C†	134,525	16,855,983
Amazon.com, Inc.†	150,078	19,973,881
Booking Holdings, Inc.†	1,330	3,710,115
CyberAgent, Inc.	115,800	609,580
DoorDash, Inc., Class A†	5,077	380,521
Gen Digital, Inc.	18,388	306,344
LY Corp.	235,700	597,056
Meta Platforms, Inc., Class A†	42,705	12,865,735
NAVER Corp.	4,905	687,708
Netflix, Inc.†	9,591	3,948,519
Palo Alto Networks, Inc.†	995	241,805
Sea, Ltd. ADR†	8,485	353,825
Shopify, Inc., Class A†	16,281	768,300
Tencent Holdings, Ltd.	11,600	429,720
		67,788,267
Iron/Steel — 0.2%
ArcelorMittal SA	8,332	184,095
BlueScope Steel, Ltd.	2,936	35,093
Commercial Metals Co.	1,309	55,358
Nippon Steel Corp.	14,800	318,973
Nucor Corp.	4,552	672,740
Reliance Steel & Aluminum Co.	1,766	449,235
SSAB AB, Class A	11,535	69,359
Steel Dynamics, Inc.	7,079	753,984
Vale SA ADR	31,957	438,130
voestalpine AG	2,571	64,095
		3,041,062
Leisure Time — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	27,536	374,490
Royal Caribbean Cruises, Ltd.†	3,373	285,794
		660,284
Lodging — 0.2%
H World Group, Ltd.†	16,500	61,813
Hilton Worldwide Holdings, Inc.	7,171	1,086,622
InterContinental Hotels Group PLC	1,135	80,432
Kyoritsu Maintenance Co., Ltd.	1,100	41,989
Las Vegas Sands Corp.	7,037	333,976
Marriott International, Inc., Class A	1,349	254,367
Wynn Resorts, Ltd.	2,353	206,546
		2,065,745
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	2,803	633,618
Mitsubishi Electric Corp.	147,700	1,653,286
Sandvik AB	77,135	1,312,303
		3,599,207
Machinery-Diversified — 0.5%
Cactus, Inc., Class A	1,381	64,824
Deere & Co.	2,560	935,322
Dover Corp.	2,552	331,632
Esab Corp.	816	51,653
IDEX Corp.	5,969	1,142,526
Ingersoll Rand, Inc.	5,701	345,937
KION Group AG	19,821	603,456
Omron Corp.	14,100	506,625
Otis Worldwide Corp.	2,671	206,228
Rockwell Automation, Inc.	521	136,924
SMC Corp.	1,200	553,048
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
THK Co., Ltd.	30,800	$ 549,496
Westinghouse Air Brake Technologies Corp.	16,793	1,780,394
		7,208,065
Media — 0.1%
Charter Communications, Inc., Class A†	356	143,397
Comcast Corp., Class A	15,595	643,917
Walt Disney Co.†	6,259	510,672
		1,297,986
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	3,103	97,186
Mining — 1.7%
Adriatic Metals PLC†	35,241	76,248
Agnico Eagle Mines, Ltd. (NYSE)	2,921	137,024
Agnico Eagle Mines, Ltd. (TSX)	5,059	237,272
Alamos Gold, Inc.	8,527	105,564
Alamos Gold, Inc., Class A	14,437	178,751
Alrosa PJSC†(1)(2)	121,860	0
Aluminum Corp. of China, Ltd.	16,000	8,563
Anglo American Platinum, Ltd.	3,789	126,841
Anglo American PLC	19,076	486,940
Antofagasta PLC	72,785	1,189,994
B2Gold Corp.	19,085	61,645
Barrick Gold Corp.	7,644	122,151
Bellevue Gold, Ltd.†	76,427	69,843
BHP Group, Ltd. (ASX)	95,342	2,721,894
BHP Group, Ltd. (LSE)	51,508	1,466,039
Boliden AB	8,269	213,164
Calibre Mining Corp.†	55,563	57,697
Cameco Corp.	10,793	441,542
Capricorn Metals, Ltd.†	36,448	109,312
Centamin PLC	4,862	4,854
Central Asia Metals PLC	29,417	58,648
China Hongqiao Group, Ltd.	28,500	26,651
Endeavour Mining PLC	12,157	248,707
ERO Copper Corp.†	21,076	286,029
Filo Corp.†	3,973	51,741
First Quantum Minerals, Ltd.	27,097	314,007
Franco-Nevada Corp. (NYSE)	4,548	552,809
Franco-Nevada Corp. (TSX)	6,421	781,123
Freeport-McMoRan, Inc.	67,001	2,263,294
G Mining Ventures Corp.†	39,713	36,370
Glencore PLC	123,991	655,084
Grupo Mexico SAB de CV, Class B	31,326	130,089
Hindalco Industries, Ltd.	6,092	33,753
Hudbay Minerals, Inc.	12,994	56,654
IGO, Ltd.	139,798	854,475
Impala Platinum Holdings, Ltd.	29,865	124,325
Industrias Penoles SAB de CV†	5,710	63,178
Ivanhoe Electric, Inc.†	14,587	149,371
Ivanhoe Mines, Ltd.†	45,480	335,176
K92 Mining, Inc.†	22,066	79,560
Karora Resources, Inc.†	45,973	136,916
Kinross Gold Corp.	9,639	50,219
Korea Zinc Co., Ltd.	188	65,670
Lundin Gold, Inc.	6,813	82,144
MMC Norilsk Nickel PJSC Series E†(1)(2)	470	0
NAC Kazatomprom JSC GDR	3,527	143,493
Newmont Corp.	13,066	489,583
Newmont Corp.†	6,798	260,507
NGEx Minerals, Ltd.†	7,187	30,577

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Norsk Hydro ASA	35,771	$ 204,050
Northam Platinum Holdings, Ltd.	20,223	122,026
Northern Star Resources, Ltd.	61,748	457,120
Orla Mining, Ltd.†	25,833	79,171
Osisko Gold Royalties, Ltd.	1,647	20,131
Osisko Mining, Inc.†	55,619	107,889
Pilbara Minerals, Ltd.	434,571	1,027,299
Polyus PJSC Series E†(1)(2)	428	0
Red 5, Ltd.†	230,891	46,717
Rio Tinto PLC	6,713	427,870
Rio Tinto, Ltd.	3,554	265,841
Royal Gold, Inc.	588	61,346
Sibanye Stillwater, Ltd.	95,907	122,678
Skeena Resources, Ltd.†	9,949	35,872
Snowline Gold Corp. (OTC US)†(2)	3,565	10,819
Snowline Gold Corp. (TSX)	6,499	20,761
South32, Ltd.	356,517	758,218
Southern Copper Corp.	8,944	634,130
Wesdome Gold Mines, Ltd.†	36,399	194,758
Wheaton Precious Metals Corp. (NYSE)	17,713	748,374
Wheaton Precious Metals Corp. (TSX)	10,865	458,888
Zijin Mining Group Co., Ltd.	16,000	24,854
		22,004,303
Miscellaneous Manufacturing — 0.8%
3M Co.	1,773	161,254
General Electric Co.	44,981	4,886,286
Largan Precision Co., Ltd.	6,000	383,372
Siemens AG	41,322	5,464,074
Teledyne Technologies, Inc.†	814	304,916
		11,199,902
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	415	86,913
Oil & Gas — 2.8%
BP PLC ADR	11,630	425,425
Canadian Natural Resources, Ltd.	3,476	220,730
Chesapeake Energy Corp.	3,292	283,375
Chevron Corp.	32,732	4,770,034
ConocoPhillips	32,798	3,896,402
DCC PLC	17,104	949,773
Diamondback Energy, Inc.	6,943	1,113,102
EOG Resources, Inc.	7,219	911,399
EQT Corp.	64,745	2,743,893
Equinor ASA	107,944	3,610,798
Exxon Mobil Corp.	46,993	4,974,209
Galp Energia SGPS SA	12,127	182,566
Hess Corp.	5,591	807,340
Kosmos Energy, Ltd.†	22,802	165,087
Magnolia Oil & Gas Corp., Class A	2,739	61,491
Marathon Petroleum Corp.	4,978	752,923
Noble Corp. PLC	2,796	130,545
OMV AG	3,463	151,724
Pioneer Natural Resources Co.	2,595	620,205
Range Resources Corp.	62,944	2,255,913
Seadrill, Ltd.†	1,793	70,859
Shell PLC	14,685	471,951
Shell PLC ADR	30,384	1,979,214
Southwestern Energy Co.†	22,335	159,249
Suncor Energy, Inc. (NYSE)	3,443	111,553
Suncor Energy, Inc. (TSX)	8,289	268,440
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
TotalEnergies SE	66,597	$ 4,460,231
Tourmaline Oil Corp.	1,394	73,713
Valero Energy Corp.	2,526	320,802
Whitecap Resources, Inc.	15,348	118,534
		37,061,480
Oil & Gas Services — 0.5%
Baker Hughes Co.	4,980	171,412
ChampionX Corp.	3,634	111,927
Expro Group Holdings NV†	3,301	51,991
Halliburton Co.	65,571	2,579,563
NOV, Inc.	11,366	226,865
Schlumberger NV	62,332	3,469,399
TechnipFMC PLC	14,760	317,635
		6,928,792
Packaging & Containers — 0.2%
Amcor PLC CDI	44,631	394,227
Ball Corp.	6,272	301,997
Packaging Corp. of America	1,459	223,300
Stora Enso Oyj, Class R	95,155	1,146,313
WestRock Co.	3,856	138,546
		2,204,383
Pharmaceuticals — 4.0%
AbbVie, Inc.	10,131	1,430,295
Astellas Pharma, Inc.	162,400	2,048,757
AstraZeneca PLC ADR	87,232	5,515,679
Bayer AG	31,576	1,356,970
Becton Dickinson & Co.	7,207	1,821,785
Bristol-Myers Squibb Co.	1,111	57,250
Cencora, Inc.	18,201	3,369,915
Cigna Group	2,420	748,264
CVS Health Corp.	1,517	104,688
Dexcom, Inc.†	2,550	226,517
Eli Lilly & Co.	15,746	8,722,182
GSK PLC ADR	32,928	1,175,530
Johnson & Johnson	23,023	3,415,232
McKesson Corp.	1,269	577,852
Merck & Co., Inc.	31,724	3,258,055
Novartis AG	34,805	3,249,349
Novo Nordisk A/S ADR	4,053	391,398
Novo Nordisk A/S, Class B	29,790	2,872,808
Otsuka Holdings Co., Ltd.	29,500	994,319
Pfizer, Inc.	84,313	2,576,605
Roche Holding AG	12,226	3,158,555
Sandoz Group AG†	6,734	175,077
Sanofi SA	36,075	3,292,443
Viatris, Inc.	39,626	352,671
Zoetis, Inc.	10,144	1,592,608
		52,484,804
Pipelines — 0.2%
Equitrans Midstream Corp.	9,377	83,174
Kinder Morgan, Inc.	73,840	1,196,208
Williams Cos., Inc.	30,038	1,033,307
		2,312,689
Private Equity — 0.1%
Ares Management Corp., Class A	1,942	191,462
Bridgepoint Group PLC*	200,609	442,812
Brookfield Corp.	34,548	1,006,482
		1,640,756

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,406	$ 166,832
Emerald Resources NL†	168,895	277,951
Kerry Properties, Ltd.	28,500	48,114
LEG Immobilien SE†	2,339	145,621
Mitsui Fudosan Co., Ltd.	99,400	2,153,957
Shurgard Self Storage, Ltd.	3,509	131,221
StorageVault Canada, Inc.	18,961	58,794
Sun Hung Kai Properties, Ltd.	16,000	164,221
Tokyo Tatemono Co., Ltd.	6,200	82,183
Wharf Real Estate Investment Co., Ltd.	37,000	129,913
		3,358,807
REITS — 2.0%
Acadia Realty Trust	18,968	271,622
Alexandria Real Estate Equities, Inc.	1,806	168,193
American Homes 4 Rent, Class A	18,715	612,729
American Tower Corp.	8,005	1,426,411
Apple Hospitality REIT, Inc.	16,714	262,076
AvalonBay Communities, Inc.	5,169	856,710
Big Yellow Group PLC	6,383	74,139
Boardwalk Real Estate Investment Trust	1,512	70,609
Camden Property Trust	2,401	203,797
Canadian Apartment Properties REIT	2,357	69,380
CapitaLand Integrated Commercial Trust	120,900	155,859
Crown Castle, Inc.	2,211	205,579
CubeSmart	9,446	322,014
Derwent London PLC	2,827	62,949
Douglas Emmett, Inc.	8,844	99,141
EastGroup Properties, Inc.	2,034	332,050
Equinix, Inc.	2,554	1,863,501
Equity LifeStyle Properties, Inc.	26,102	1,717,512
Equity Residential	10,316	570,784
Essex Property Trust, Inc.	3,538	756,849
Extra Space Storage, Inc.	7,217	747,609
Federal Realty Investment Trust	412	37,570
Gaming & Leisure Properties, Inc.	5,144	233,486
Gecina SA	1,406	138,273
Goodman Group	18,654	247,792
Granite Real Estate Investment Trust	2,255	102,688
Great Portland Estates PLC	107,353	510,622
Healthcare Realty Trust, Inc.	11,350	162,873
Hoshino Resorts REIT, Inc.	17	66,916
Host Hotels & Resorts, Inc.	7,341	113,639
Industrial & Infrastructure Fund Investment Corp.	73	65,525
Invincible Investment Corp.	330	127,040
Kilroy Realty Corp.	5,756	164,506
Kimco Realty Corp.	5,815	104,321
Mapletree Industrial Trust	46,000	72,314
Mitsui Fudosan Logistics Park, Inc.	46	139,120
Nexus Select Trust†	40,254	61,364
Pebblebrook Hotel Trust	5,220	62,275
PotlatchDeltic Corp.	463	19,840
Prologis, Inc.	29,429	2,964,972
Public Storage	9,857	2,352,964
Rayonier, Inc.	4,401	111,081
Regency Centers Corp.	11,318	682,023
Rexford Industrial Realty, Inc.	16,999	735,037
SBA Communications Corp.	1,613	336,520
Scentre Group	716,729	1,119,148
Segro PLC	15,015	130,862
Simon Property Group, Inc.	9,276	1,019,340
SL Green Realty Corp.	1,343	39,336
Security Description	Shares or Principal Amount	Value

REITS (continued)
Sun Communities, Inc.	1,417	$ 157,627
Terreno Realty Corp.	7,871	419,367
Tokyu REIT, Inc.	42	50,089
UNITE Group PLC	9,438	100,166
Ventas, Inc.	10,095	428,634
Warehouses De Pauw CVA	4,741	117,620
Welltower, Inc.	14,460	1,209,001
Weyerhaeuser Co.	43,769	1,255,733
		26,509,197
Retail — 2.0%
AutoZone, Inc.†	652	1,615,089
Bath & Body Works, Inc.	8,903	263,974
Burlington Stores, Inc.†	1,272	153,950
Carvana Co.†	9,078	245,106
Chipotle Mexican Grill, Inc.†	1,084	2,105,345
Costco Wholesale Corp.	2,390	1,320,332
Dollar General Corp.	10,536	1,254,206
Dollar Tree, Inc.†	379	42,103
Home Depot, Inc.	8,186	2,330,472
Kingfisher PLC	590,098	1,511,885
Lowe's Cos., Inc.	1,968	375,042
Lululemon Athletica, Inc.†	3,055	1,202,081
McDonald's Corp.	10,283	2,695,894
Moncler SpA	22,241	1,156,861
Next PLC	15,732	1,319,917
O'Reilly Automotive, Inc.†	508	472,664
Ross Stores, Inc.	12,921	1,498,448
Starbucks Corp.	3,903	360,013
Target Corp.	1,223	135,496
TJX Cos., Inc.	14,345	1,263,364
Tractor Supply Co.	431	82,993
Ulta Beauty, Inc.†	2,394	912,856
Walmart, Inc.	17,934	2,930,595
Welcia Holdings Co., Ltd.	20,400	337,132
Zalando SE*†	21,985	511,744
		26,097,562
Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	13,271	1,307,193
Analog Devices, Inc.	5,395	848,795
Applied Materials, Inc.	12,762	1,689,051
ASML Holding NV (NASDAQ)	3,734	2,235,957
ASML Holding NV (XAMS)	5,992	3,604,544
Broadcom, Inc.	5,965	5,018,772
Entegris, Inc.	1,913	168,420
Hamamatsu Photonics KK	21,800	806,719
KLA Corp.	1,388	651,944
Lam Research Corp.	3,881	2,282,882
Lattice Semiconductor Corp.†	1,469	81,691
Marvell Technology, Inc.	3,269	154,362
Micron Technology, Inc.	28,337	1,894,895
Monolithic Power Systems, Inc.	2,527	1,116,277
NVIDIA Corp.	39,802	16,231,256
NXP Semiconductors NV	23,243	4,007,790
ON Semiconductor Corp.†	3,498	219,115
QUALCOMM, Inc.	18,095	1,972,174
Renesas Electronics Corp.†	60,300	792,644
Samsung Electronics Co., Ltd.	49,977	2,492,137
Taiwan Semiconductor Manufacturing Co., Ltd.	238,000	3,921,198
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,112	527,527

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Texas Instruments, Inc.	20,055	$ 2,848,011
Tokyo Electron, Ltd.	10,900	1,464,123
		56,337,477
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	648	142,443
Software — 5.1%
Adobe, Inc.†	3,718	1,978,199
Atlassian Corp., Class A†	3,053	551,494
BILL Holdings, Inc.†	5,307	484,476
Broadridge Financial Solutions, Inc.	1,452	247,769
Cadence Design Systems, Inc.†	2,308	553,574
Confluent, Inc., Class A†	7,508	217,056
Datadog, Inc., Class A†	3,409	277,731
Descartes Systems Group, Inc.†	2,694	194,534
DocuSign, Inc.†	12,121	471,265
Fair Isaac Corp.†	226	191,167
Fiserv, Inc.†	37,670	4,284,963
Intuit, Inc.	5,962	2,950,892
Microsoft Corp.	114,001	38,544,878
MongoDB, Inc.†	2,726	939,352
MSCI, Inc.	593	279,629
Roper Technologies, Inc.	3,953	1,931,317
Salesforce, Inc.†	11,873	2,384,455
Samsara, Inc., Class A†	3,264	75,300
SAP SE	18,701	2,505,931
ServiceNow, Inc.†	6,790	3,950,762
Snowflake, Inc., Class A†	2,216	321,608
Synopsys, Inc.†	6,105	2,865,931
Veeva Systems, Inc., Class A†	2,209	425,696
Workday, Inc., Class A†	447	94,634
Zoom Video Communications, Inc., Class A†	874	52,423
		66,775,036
Telecommunications — 1.0%
Arista Networks, Inc.†	1,512	302,960
AT&T, Inc.	6,624	102,010
Cisco Systems, Inc.	8,554	445,920
KT Corp.	39,153	949,663
Nippon Telegraph & Telephone Corp.	2,996,900	3,512,645
Telefonaktiebolaget LM Ericsson, Class B	252,447	1,134,436
T-Mobile US, Inc.†	35,877	5,161,265
Verizon Communications, Inc.	9,800	344,274
Vodafone Group PLC ADR	98,038	905,871
		12,859,044
Transportation — 0.7%
Canadian National Railway Co.	1,824	192,943
Canadian Pacific Kansas City, Ltd.	1,150	81,616
Central Japan Railway Co.	33,500	751,408
CSX Corp.	96,399	2,877,510
FedEx Corp.	1,600	384,160
JB Hunt Transport Services, Inc.	1,510	259,524
Norfolk Southern Corp.	7,356	1,403,451
Old Dominion Freight Line, Inc.	3,281	1,235,821
Saia, Inc.†	755	270,660
Union Pacific Corp.	10,092	2,095,200
		9,552,293
Total Common Stocks (cost $729,544,288)		776,856,462
Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%† (cost $397,838)	22,999	$ 415,132
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	5
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	49,462
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	8,533
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	54,547
Software — 0.1%
Databricks, Inc. Series G†(1)(2)	1,206	88,641
Databricks, Inc. Series H†(1)(2)	2,613	192,056
KoBold Metals Co. Series B-1†(1)(2)	3,900	166,847
		447,544
Total Convertible Preferred Stocks (cost $536,172)		560,091
CORPORATE BONDS & NOTES — 11.1%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	37,888
3.65%, 11/01/2024	75,000	73,159
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	623,161
WPP Finance 2010
3.75%, 09/19/2024	100,000	97,584
		831,792
Aerospace/Defense — 0.1%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	668,571
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	192,281
4.50%, 05/15/2036	200,000	175,138
RTX Corp.
3.20%, 03/15/2024	665,000	658,150
		1,694,140
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	132,681
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	550,896	459,097
3.70%, 04/01/2028	84,504	76,327
4.95%, 08/15/2026	227,375	219,096
5.25%, 07/15/2025	235,839	234,596
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	870,000	784,788

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.10%, 04/07/2030	$ 268,262	$ 221,592
3.45%, 01/07/2030	129,847	113,680
4.15%, 02/25/2033	287,148	254,211
US Airways Pass Through Trust
3.95%, 05/15/2027	131,937	124,433
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/2030*	782,000	521,510
		3,009,330
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	603,655
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	238,869
5.11%, 05/03/2029	330,000	300,352
General Motors Co.
4.00%, 04/01/2025	550,000	533,180
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,007,519
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	645,000	555,978
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	465,302
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	436,253
		4,141,108
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	580,000	540,163
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	620,000	610,437
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	757,000	595,399
		1,745,999
Banks — 1.6%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	481,260
Banco Santander Chile
2.70%, 01/10/2025*	409,000	392,471
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	348,537
Banco Santander SA
3.49%, 05/28/2030	200,000	163,897
Bank of America Corp.
2.30%, 07/21/2032	665,000	490,613
2.59%, 04/29/2031	405,000	319,288
2.68%, 06/19/2041	960,000	585,309
3.37%, 01/23/2026	800,000	768,942
3.50%, 04/19/2026	150,000	141,597
4.45%, 03/03/2026	350,000	335,153
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	591,971
Barclays PLC
2.85%, 05/07/2026	830,000	782,955
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	594,764
BNP Paribas SA
2.22%, 06/09/2026*	435,000	406,227
Security Description	Shares or Principal Amount	Value

Banks (continued)
BPCE SA
4.50%, 03/15/2025*	$ 300,000	$ 289,401
4.88%, 04/01/2026*	400,000	380,493
Citigroup, Inc.
3.89%, 01/10/2028	505,000	468,175
4.60%, 03/09/2026	175,000	167,727
6.17%, 05/25/2034	205,000	190,555
Danske Bank A/S
3.24%, 12/20/2025*	476,000	456,411
Fifth Third Bancorp
6.34%, 07/27/2029	145,000	140,447
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	560,131
2.91%, 07/21/2042	505,000	311,113
3.75%, 05/22/2025	125,000	120,473
3.80%, 03/15/2030	705,000	609,112
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	471,770
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,038,184
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	286,266
3.20%, 06/15/2026	200,000	187,508
3.78%, 02/01/2028	445,000	412,872
3.90%, 01/23/2049	525,000	363,087
4.25%, 10/01/2027	25,000	23,574
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	760,183
Morgan Stanley
3.13%, 07/27/2026	550,000	508,832
3.22%, 04/22/2042	970,000	641,023
4.30%, 01/27/2045	25,000	18,790
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,130,583
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	460,593
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	418,963
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	478,650
State Street Corp.
5.16%, 05/18/2034	585,000	529,041
UBS Group AG
1.36%, 01/30/2027*	340,000	301,533
2.59%, 09/11/2025*	660,000	636,504
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	292,009
3.07%, 04/30/2041	720,000	460,083
5.56%, 07/25/2034	450,000	411,926
6.30%, 10/23/2029	560,000	555,369
		20,484,365
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	589,692
Diageo Capital PLC
1.38%, 09/29/2025	265,000	245,332
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	128,134
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	765,000	630,501
		1,593,659

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	$ 1,045,000	$ 820,714
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	600,000	560,238
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,883
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	422,483
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	99,198
		1,092,802
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	46,301
Ecolab, Inc.
2.75%, 08/18/2055	830,000	441,256
Element Solutions, Inc.
3.88%, 09/01/2028*	760,000	646,649
LYB International Finance II BV
3.50%, 03/02/2027	400,000	369,642
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	104,065
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	510,000	224,400
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	720,000	603,522
		2,435,835
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	775,000	613,219
Experian Finance PLC
2.75%, 03/08/2030*	850,000	687,888
George Washington University
3.55%, 09/15/2046	45,000	30,341
Northwestern University
2.64%, 12/01/2050	450,000	256,435
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	824,273
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	362,901
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	401,627
Sabre GLBL, Inc.
11.25%, 12/15/2027*	915,000	814,794
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	361,503
3.38%, 03/22/2027*	90,000	82,544
		4,435,525
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	253,624
4.85%, 05/10/2053	350,000	304,024
		557,648
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	$ 680,000	$ 601,956
6.63%, 07/15/2030*	189,000	180,065
		782,021
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	289,094
7.75%, 03/15/2031*	245,000	245,612
		534,706
Diversified Financial Services — 0.6%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	655,000	651,239
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.15%, 09/30/2030	150,000	143,461
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	149,531
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	566,415
6.50%, 07/15/2025	160,000	159,630
American Express Co.
6.49%, 10/30/2031	875,000	876,314
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	265,219
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	495,000	500,569
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	161,730
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	735,142
Discover Financial Services
3.75%, 03/04/2025	600,000	575,488
LPL Holdings, Inc.
4.00%, 03/15/2029*	50,000	42,993
4.38%, 05/15/2031*	349,000	292,298
OneMain Finance Corp.
7.13%, 03/15/2026	623,000	605,056
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	740,000	604,465
PRA Group, Inc.
5.00%, 10/01/2029*	662,000	439,222
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	830,000	610,050
Synchrony Financial
4.25%, 08/15/2024	960,000	939,911
Visa, Inc.
4.15%, 12/14/2035	90,000	78,421
		8,397,154
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	278,812
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	619,120
CMS Energy Corp.
3.00%, 05/15/2026	195,000	181,992
Duke Energy Corp.
2.65%, 09/01/2026	45,000	41,240
3.75%, 09/01/2046	40,000	26,062

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Progress LLC
3.70%, 10/15/2046	$ 225,000	$ 148,708
Eversource Energy
3.30%, 01/15/2028	170,000	153,199
Exelon Corp.
3.40%, 04/15/2026	245,000	232,285
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	442,178
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	535,876
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	481,990
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	209,013
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	609,000	587,912
Ohio Power Co.
6.60%, 03/01/2033	255,000	261,212
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	376,796
Southern Co.
5.70%, 03/15/2034	310,000	294,903
Talen Energy Supply LLC
8.63%, 06/01/2030*	640,000	650,310
Vistra Corp.
8.00%, 10/15/2026*(3)	453,000	430,350
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	414,579
		6,366,537
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	202,317
4.75%, 03/30/2026	75,000	73,272
		275,589
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.00%, 02/15/2030*	950,000	916,838
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	379,000	348,680
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	945,000	699,989
		1,965,507
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	248,500
Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	1,015,000	849,281
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	168,659
International Paper Co.
4.80%, 06/15/2044	123,000	96,021
		264,680
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	224,497
Security Description	Shares or Principal Amount	Value

Gas (continued)
NiSource, Inc.
3.49%, 05/15/2027	$ 620,000	$ 570,474
3.95%, 03/30/2048	425,000	287,415
		1,082,386
Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	207,000	206,614
4.75%, 11/30/2036	395,000	360,075
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	886,291
Embecta Corp.
5.00%, 02/15/2030*	785,000	623,345
Medtronic, Inc.
4.63%, 03/15/2045	22,000	18,157
Revvity, Inc.
1.90%, 09/15/2028	595,000	487,764
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	267,603
		2,849,849
Healthcare-Services — 0.5%
Banner Health
1.90%, 01/01/2031	215,000	163,072
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	72,392
Centra Health, Inc.
4.70%, 01/01/2048	900,000	672,893
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	213,046
6.88%, 04/15/2029*	435,000	179,616
CommonSpirit Health
2.76%, 10/01/2024	295,000	286,450
2.78%, 10/01/2030	240,000	192,460
HCA, Inc.
4.13%, 06/15/2029	575,000	510,354
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	590,000	567,067
Humana, Inc.
2.15%, 02/03/2032	350,000	258,494
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	195,715
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	348,337
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	521,776
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	935,351
Stanford Health Care
3.80%, 11/15/2048	420,000	283,940
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	507,668
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	547,085
		6,455,716
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	321,269
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	540,000	373,592

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Aon Global, Ltd.
3.88%, 12/15/2025	$ 35,000	$ 33,525
4.75%, 05/15/2045	350,000	278,583
AssuredPartners, Inc.
5.63%, 01/15/2029*	770,000	653,215
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	925,000	806,463
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	58,534
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,045,275
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	225,840
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	993,612
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	376,837
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	360,058
3.70%, 05/15/2029	320,000	284,315
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	725,678
Willis North America, Inc.
3.60%, 05/15/2024	395,000	389,401
4.50%, 09/15/2028	430,000	399,711
		7,004,639
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	239,734
3.88%, 08/22/2037	385,000	315,328
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	539,500
Match Group Holdings II LLC
5.00%, 12/15/2027*	28,000	25,825
Weibo Corp.
3.50%, 07/05/2024	430,000	421,072
		1,541,459
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	256,064
3.95%, 05/01/2028	595,000	553,586
		809,650
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	700,000	625,003
6.00%, 05/01/2029*	875,000	739,197
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	175,000	186,587
Life Time, Inc.
5.75%, 01/15/2026*	504,000	488,068
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	800,000	620,000
		2,658,855
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	300,000	237,142
Marriott International, Inc.
4.65%, 12/01/2028	860,000	804,344
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Studio City Co., Ltd.
7.00%, 02/15/2027*	$ 200,000	$ 185,124
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	563,473
		1,790,083
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	325,000	238,238
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028*	338,000	302,675
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	375,691
		916,604
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	835,000	639,190
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,215,100
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	481,386
DISH DBS Corp.
7.38%, 07/01/2028	750,000	423,554
DISH Network Corp.
11.75%, 11/15/2027*	595,000	589,383
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	655,000	324,225
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	28,173
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	421,409
		4,122,420
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	165,969
ERO Copper Corp.
6.50%, 02/15/2030*	725,000	613,807
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	645,000	549,363
Novelis Corp.
3.88%, 08/15/2031*	650,000	507,650
		1,836,789
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	510,994
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	355,000	313,609
8.25%, 12/31/2028*	345,000	342,574
Chevron Corp.
2.00%, 05/11/2027	390,000	348,315
Civitas Resources, Inc.
8.75%, 07/01/2031*	645,000	650,977
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	632,466
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	882,843

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	$ 660,000	$ 643,500
Hess Corp.
4.30%, 04/01/2027	185,000	177,020
PBF Holding Co. LLC / PBF Finance Corp.
7.88%, 09/15/2030*	665,000	641,731
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	213,240
5.10%, 03/29/2026	155,000	153,290
Shell International Finance BV
3.25%, 05/11/2025	250,000	241,995
4.38%, 05/11/2045	40,000	31,231
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	655,000	563,749
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	516,482
4.50%, 03/04/2029*	475,000	434,465
		6,787,487
Oil & Gas Services — 0.1%
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	612,350
Packaging & Containers — 0.1%
ARD Finance SA
6.50%, 06/30/2027*(4)	1,060,000	617,110
Ball Corp.
6.00%, 06/15/2029	671,000	643,376
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	559,056
		1,819,542
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	527,914
3.20%, 05/14/2026	100,000	94,302
4.50%, 05/14/2035	50,000	43,680
4.70%, 05/14/2045	540,000	439,009
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	382,992
3.70%, 06/06/2027	414,000	385,224
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	223,116
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	435,189
3.75%, 09/15/2025	305,000	292,639
CVS Health Corp.
1.88%, 02/28/2031	280,000	208,152
5.05%, 03/25/2048	565,000	444,138
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	815,000	556,237
Perrigo Finance Unlimited Co.
4.65%, 06/15/2030	815,000	680,568
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	327,963
		5,041,123
Pipelines — 0.4%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	79,685
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	149,073
3.70%, 01/15/2039*	155,000	114,249
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Enbridge, Inc.
4.25%, 12/01/2026	$ 115,000	$ 109,270
Energy Transfer LP
3.75%, 05/15/2030	235,000	200,849
5.25%, 04/15/2029	385,000	365,392
EQM Midstream Partners LP
4.50%, 01/15/2029*	340,000	298,152
4.75%, 01/15/2031*	350,000	294,701
Harvest Midstream I LP
7.50%, 09/01/2028*	360,000	341,119
Hess Midstream Operations LP
4.25%, 02/15/2030*	445,000	380,776
5.50%, 10/15/2030*	65,000	59,007
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	665,000	628,491
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	30,392
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	635,000	619,875
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	561,275
4.50%, 05/15/2030	185,000	165,941
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	172,209
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	705,000	593,493
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,638
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	325,545
		5,504,132
REITS — 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	995,570
3.95%, 01/15/2027 to 01/15/2028	395,000	362,967
American Tower Corp.
1.45%, 09/15/2026	910,000	798,704
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	256,169
4.13%, 06/15/2026	115,000	108,218
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	625,650
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	271,306
3.70%, 06/15/2026	150,000	140,992
4.45%, 02/15/2026	350,000	337,174
4.75%, 05/15/2047	145,000	107,282
Essex Portfolio LP
2.65%, 03/15/2032	220,000	165,866
3.38%, 04/15/2026	635,000	597,839
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	164,895
Kilroy Realty LP
3.45%, 12/15/2024	350,000	337,379
4.38%, 10/01/2025	15,000	14,329
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	255,359
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	301,570

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Realty Income Corp.
3.10%, 12/15/2029	$ 540,000	$ 455,977
3.95%, 08/15/2027	345,000	320,346
Regency Centers LP
3.60%, 02/01/2027	140,000	130,231
SBA Tower Trust
2.84%, 01/15/2025*	345,000	329,413
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	764,399
Ventas Realty LP
3.25%, 10/15/2026	270,000	247,777
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	775,000	639,336
		8,728,748
Retail — 0.6%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	46,852
5.05%, 07/15/2026	1,050,000	1,032,154
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	490,567
6.63%, 10/01/2030*	165,000	152,756
Carvana Co.
12.00%, 12/01/2028*(5)	77,000	57,300
13.00%, 06/01/2030*(5)	115,000	85,100
14.00%, 06/01/2031*(5)	137,000	102,065
eG Global Finance PLC
6.75%, 02/07/2025*	987,000	976,538
FirstCash, Inc.
5.63%, 01/01/2030*	710,000	632,024
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,065,000	961,246
Michaels Cos., Inc.
7.88%, 05/01/2029*	885,000	493,388
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	398,857
Staples, Inc.
7.50%, 04/15/2026*	335,000	273,257
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	187,954
Victoria's Secret & Co.
4.63%, 07/15/2029*	796,000	585,177
White Cap Parent LLC
8.25%, 03/15/2026*(4)	940,000	882,134
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	600,897
		7,958,266
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	763,779
Semiconductors — 0.1%
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	257,433
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	104,104
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	313,478
		675,015
Security Description	Shares or Principal Amount	Value

Software — 0.3%
Autodesk, Inc.
2.40%, 12/15/2031	$ 825,000	$ 633,784
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	755,000	625,706
Intuit, Inc.
5.13%, 09/15/2028	870,000	856,188
Microsoft Corp.
2.92%, 03/17/2052	150,000	92,596
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	153,341
3.80%, 12/15/2026	745,000	703,780
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	605,781
VMware, Inc.
1.40%, 08/15/2026	920,000	810,401
		4,481,577
Telecommunications — 0.5%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	699,877
AT&T, Inc.
2.25%, 02/01/2032	470,000	347,325
3.50%, 06/01/2041	1,735,000	1,159,916
4.35%, 03/01/2029	345,000	317,602
CommScope, Inc.
8.25%, 03/01/2027*	821,000	340,715
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	611,862
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	662,126
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	555,000	266,400
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	614,441
2.65%, 11/20/2040	710,000	429,179
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	538,764
		5,988,207
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	469,466
3.55%, 11/19/2026	665,000	612,977
		1,082,443
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	264,234
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	363,701
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	204,520
3.50%, 05/01/2050	365,000	233,083
4.70%, 05/01/2048	255,000	198,797
		1,264,335
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	347,099
3.50%, 03/15/2028	605,000	539,600

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	$ 200,000	$ 197,532
		1,084,231
Total Corporate Bonds & Notes (cost $171,138,711)		146,351,521
LOANS(6)(7)(8) — 0.4%
Airlines — 0.1%
Mileage Plus Holdings LLC FRS
BTL-B 10.80%, (TSFR3M+4.50%), 06/21/2027	637,171	655,490
Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 11.49%, (TSFR3M+6.00%), 01/24/2030	620,000	496,310
Commercial Services — 0.0%
KNS Midco Corp. FRS
BTL 11.69%, (TSFR1M+ 6.25%), 04/21/2027	682,918	576,041
Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.98%, (3 ML+4.25%), 03/01/2028	767,337	733,287
Diversified Financial Services — 0.0%
Advisors Group, Inc. FRS
BTL-B 9.82%, (TSFR1M+4.50%), 08/17/2028	175,000	174,125
Electric — 0.0%
Talen Energy Supply LLC FRS
BTL-B 9.88%, (TSFR1M+4.50%), 05/17/2030	163,919	163,679
BTL-C 9.88%, (TSFR1M+4.50%), 05/17/2030	76,439	76,328
		240,007
Engineering & Construction — 0.1%
Tutor Perini Corp. FRS
BTL-B 10.19%, (TSFR1M+4.75%), 08/18/2027	667,121	635,711
Leisure Time — 0.0%
Life Time, Inc. FRS
BTL-B 10.13%, (TSFR1M+4.75%), 01/15/2026	170,000	169,947
Pipelines — 0.1%
GIP III Stetson I LP FRS
BTL-B 9.57%, (TSFR1M+4.35%), 10/05/2028	602,000	597,297
Prairie ECI Acquiror LP FRS
BTL-B 10.17%, (TSFR1M+4.75%), 03/11/2026	195,000	194,269
		791,566
Retail — 0.0%
Staples, Inc. FRS
BTL-B1 10.63%, (3 ML+5.00%), 04/16/2026	379,673	325,132
Total Loans (cost $5,094,130)		4,797,616
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 0.8%
Auto Loan Receivables — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	$ 597,291	$ 590,579
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	415,119
Carmax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	197,143
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	140,678
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	454,965
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	940,000	931,794
Exeter Automobile Receivables Trust
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	276,466
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	472,101
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	148,967
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	337,383	336,619
		3,964,431
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	180,000	178,748
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 6.71%, (TSFR3M+1.32%), 04/15/2035*	670,000	659,127
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 6.80%, (TSFR3M+1.40%), 07/15/2036*	405,000	401,670
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	1,085,000	1,083,482
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.76%, (TSFR3M+1.38%), 05/20/2034*	570,000	562,816
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	26,878	25,847
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	295,000	293,857
Series 2023-A, Class B 6.53%, 02/25/2038*	145,000	144,513
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	541,500	510,376
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(9)	3,466	3,443

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	$ 70,642	$ 66,108
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	277,418	262,670
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	606,666	533,075
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.81%, (TSFR3M+1.41%), 07/15/2034*	490,000	486,699
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	463,898	373,964
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	521,488	443,637
Verdant Receivables LLC
Series 2023-1A, Class A2 6.24%, 01/13/2031*	110,000	109,312
		5,960,596
Total Asset Backed Securities (cost $10,610,738)		10,103,775
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.5%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(10)	914,872	853,047
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	282,428	231,226
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	268,718	214,562
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	90,612	73,528
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	85,275	73,461
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	280,936	232,672
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(9)	721,871	722,077
BFLD Trust FRS
Series 2019-DPLO, Class C 6.99%, (TSFR1M+1.65%), 10/15/2034*	650,000	639,350
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.68%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,027,165
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	416,902
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 6.90%, (TSFR1M+1.56%), 02/15/2039*	356,431	342,143
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	550,716
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(9)	$ 280,000	$ 252,780
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(9)	520,000	470,111
Series 2017-CD3, Class B 3.98%, 02/10/2050(9)	345,000	210,162
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(9)	922,837	800,719
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	233,184
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	46,880
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	292,703	231,473
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	31,107	28,883
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	530,484	468,006
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	589,467
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	325,997
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	238,090
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	158,575
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	225,768
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	157,364	118,888
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	52,797	47,851
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(9)	540,000	524,838
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	582,047
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	21,708	18,710
GCAT Trust VRS
Series 2023-INV1, Class A1 6.00%, 08/25/2053*(9)	743,742	712,569
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	23,860
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(9)	192,749	147,416
Series 2018-GS9, Class A4 3.99%, 03/10/2051(9)	275,000	246,244

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	$ 240,000	$ 180,000
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	45,618
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	41,634	39,056
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	251,518	203,009
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	84,131	69,869
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	69,390	56,111
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.55%, (TSFR1M+1.21%), 04/15/2038*	964,003	945,890
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	236,397
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	376,774
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(10)	155,000	154,730
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	511,788	381,182
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(10)	100,000	99,994
OBX Trust FRS
Series 2020-EXP1, Class 2A2 6.39%, (TSFR1M+1.06%), 02/25/2060*	30,943	27,997
Series 2019-EXP3, Class 2A2 6.54%, (TSFR1M+1.21%), 10/25/2059*	20,069	19,566
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	154,414	122,214
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	50,862	43,899
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	123,235	104,152
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(9)	633,602	484,766
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	571,366	476,602
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	50,083	44,515
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 6.95%, (TSFR1M+1.61%), 05/15/2038*	460,000	402,415
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	7,896	7,665
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	$ 99,552	$ 86,919
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	227,241	215,470
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(9)	5,685	5,630
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	265,419	250,073
Series 2017-3, Class A1 2.75%, 07/25/2057*(9)	35,083	34,256
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	36,325	34,859
Verus Securitization Trust
Series 2019-4, Class A1 3.64%, 11/25/2059*(10)	79,445	75,592
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(10)	119,905	117,872
Series 2023-6, Class A2 6.94%, 09/25/2068*(10)	153,220	152,098
Series 2023-7, Class A2 7.27%, 10/25/2068*(10)	295,000	294,686
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	140,467	115,857
Series 2021-7, Class A1 1.83%, 10/25/2066*(9)	810,342	665,331
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	21,075	20,980
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	489,850
		19,161,261
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	51,679	50,174
Series K068, Class A1 2.95%, 02/25/2027	180,864	172,588
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,662,674
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,261,749
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,051,045
Federal Home Loan Mtg. Corp. REMIC
Series 4977, Class IO 4.50%, 05/25/2050(11)	200,542	39,928
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.93%, (SOFR30A+0.61%), 10/15/2046	23,053	21,965
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.17%, (SOFR30A+0.85%), 11/25/2041*	401,326	398,526
Series 2021-DNA3, Class M2 7.42%, (SOFR30A+2.10%), 10/25/2033*	250,000	250,424

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.32%, (SOFR30A+1.00%), 12/25/2041*	$ 108,688	$ 107,945
Series 2023-R04, Class 1M1 7.62%, (SOFR30A+2.30%), 05/25/2043*	739,438	749,229
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	17,270	15,106
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	223,923
		7,005,276
Total Collateralized Mortgage Obligations (cost $29,310,482)		26,166,537
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.8%
U.S. Government — 7.9%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	544,883
1.38%, 08/15/2050	1,280,000	582,700
1.75%, 08/15/2041	745,000	442,315
1.88%, 02/15/2051	2,575,000	1,351,573
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,403,897
2.25%, 02/15/2052	1,580,000	909,426
2.38%, 05/15/2051	350,000	208,482
2.50%, 02/15/2046	1,545,000	982,222
2.88%, 11/15/2046	1,875,000	1,275,073
3.00%, 11/15/2045 to 08/15/2048	8,815,000	6,108,514
3.13%, 11/15/2041 to 02/15/2043	5,060,000	3,792,179
3.63%, 02/15/2053 to 05/15/2053	2,135,000	1,664,098
3.88%, 02/15/2043	550,000	457,273
4.00%, 11/15/2052	1,445,000	1,207,591
4.50%, 05/15/2038	4,210,000	3,958,058
4.75%, 02/15/2037	50,000	49,059
United States Treasury Bonds TIPS
0.75%, 02/15/2042(12)	5,978	4,317
1.38%, 07/15/2033(12)	1,617	1,463
1.50%, 02/15/2053(12)	13,425	10,511
United States Treasury Notes
0.38%, 01/31/2026	3,220,000	2,905,673
0.50%, 03/31/2025	1,410,000	1,319,066
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,659,562
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,782,981
0.88%, 06/30/2026(13)	20,040,000	18,053,222
1.25%, 08/15/2031	1,535,000	1,175,714
1.88%, 02/28/2027 to 02/15/2032	8,425,000	7,250,477
2.75%, 07/31/2027	7,385,000	6,848,722
2.88%, 05/15/2032	1,920,000	1,647,525
3.38%, 05/15/2033	170,000	150,317
3.50%, 02/15/2033	750,000	671,367
3.63%, 05/31/2028	4,500,000	4,279,395
4.00%, 02/29/2028 to 06/30/2028	14,430,000	13,941,850
4.13%, 09/30/2027 to 11/15/2032	12,885,000	12,495,788
4.25%, 05/31/2025	590,000	581,519
United States Treasury Notes TIPS
0.13%, 10/15/2025 to 01/15/2032(12)	106,162	97,770
0.63%, 01/15/2026 to 07/15/2032(12)	33,508	31,784
1.13%, 01/15/2033(12)	10,924	9,677
1.25%, 04/15/2028(12)	68,162	64,435
1.63%, 10/15/2027(12)	19,379	18,730
		104,939,208
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 7.9%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	$ 382,967	$ 315,196
2.00%, 08/01/2036 to 05/01/2052	8,162,911	6,106,724
2.50%, 03/01/2042 to 05/01/2052	7,790,755	6,030,455
3.00%, 11/01/2034 to 09/01/2052	3,734,677	3,026,769
3.50%, 06/01/2033 to 03/01/2048	470,765	406,048
4.00%, 09/01/2045 to 04/01/2050	1,000,124	875,797
5.00%, 12/01/2041 to 05/01/2053	412,280	382,506
5.50%, 08/01/2053	714,870	678,505
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,546,446	2,045,345
2.00%, 05/01/2036 to 04/01/2052	21,255,556	16,032,307
2.50%, 11/01/2031 to 04/01/2052	13,504,513	10,712,075
3.00%, 01/01/2031 to 02/01/2052	9,511,304	8,007,841
3.50%, 11/01/2032 to 10/01/2052	7,569,364	6,533,227
4.00%, 12/01/2040 to 09/01/2052	4,102,492	3,611,955
4.50%, 07/01/2040 to 07/01/2053	3,569,936	3,231,601
5.00%, 10/01/2033 to 07/01/2053	1,420,480	1,347,195
5.50%, 10/01/2035 to 03/01/2053	1,642,517	1,604,435
6.00%, 09/01/2037 to 10/01/2053	2,100,352	2,060,585
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	409,300	334,991
2.00%, 03/20/2051 to 03/20/2052	6,379,571	4,928,630
2.50%, 08/20/2050 to 01/20/2052	5,967,165	4,758,161
3.00%, 11/15/2042 to 06/20/2052	4,710,020	3,902,392
3.50%, 08/20/2042 to 01/20/2049	2,102,152	1,824,305
4.00%, 09/20/2045 to 10/20/2052	2,934,746	2,604,820
4.50%, 04/20/2041 to 10/20/2052	1,783,749	1,628,537
5.00%, 08/20/2042 to 06/20/2049	979,350	927,568
5.50%, 03/20/2048 to 03/20/2049	285,827	278,881
5.50%, November 30 TBA	1,955,000	1,869,469
6.00%, November 30 TBA	650,000	636,789
6.50%, November 30 TBA	735,000	733,303
7.00%, 08/20/2053 to 09/20/2053	324,451	328,920
Uniform Mtg. Backed Securities
2.00%, November 15 TBA	1,375,000	1,164,238
3.50%, November 30 TBA	955,000	795,162
5.00%, November 30 TBA	1,995,000	1,839,141
5.50%, November 30 TBA	170,000	161,234
6.00%, November 30 TBA	520,000	505,978
6.50%, November 30 TBA	1,595,000	1,585,273
		103,816,358
Total U.S. Government & Agency Obligations (cost $246,436,429)		208,755,566
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	514,504
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	745,311
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	759,722
Province of Manitoba, Canada
3.05%, 05/14/2024	150,000	147,837
		2,167,374
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	739,219
Republic of Poland
3.25%, 04/06/2026	110,000	104,293

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Qatar
3.75%, 04/16/2030*	$ 200,000	$ 182,500
United Mexican States
2.66%, 05/24/2031	1,039,000	809,319
3.50%, 02/12/2034	775,000	591,774
		2,427,105
Total Foreign Government Obligations (cost $5,451,817)		4,594,479
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	667,611
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	330,497
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	485,000	510,727
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	306,756
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	581,399
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	240,040
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	84,064
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	480,000	360,869
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	366,297
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	335,350
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,043,000	1,064,115
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	144,552
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	321,855
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	576,157
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	240,952
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023	80,000	79,763
Security Description		Shares or Principal Amount	Value

State of California General Obligation Bonds
7.50%, 04/01/2034		$ 300,000	$ 335,783
7.63%, 03/01/2040		620,000	705,544
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036		850,000	728,968
Texas A&M University Revenue Bonds
3.33%, 05/15/2039		1,100,000	829,947
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		770,000	582,213
Total Municipal Securities (cost $11,956,324)			9,393,459
ESCROWS AND LITIGATION TRUSTS — 0.0%
Ant International Co., Ltd. †(1)(2) (cost $116,460)		116,460	114,037
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,550) (cost $6,777,859)		1,745	951,025
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. Expires 02/22/2028†(2) (cost $3,803)	CAD	12,001	1,624
Total Long-Term Investment Securities (cost $1,217,375,051)			1,189,061,324
SHORT-TERM INVESTMENTS — 10.3%
Unaffiliated Investment Companies — 10.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(14)		132,435,214	132,435,214
U.S. Government — 0.3%
United States Treasury Bills
5.23%, 01/11/2024		3,370,000	3,334,791
Total Short-Term Investments (cost $135,770,443)			135,770,005
TOTAL INVESTMENTS (cost $1,353,145,494)		100.5%	1,324,831,329
Other assets less liabilities		(0.5)	(6,503,297)
NET ASSETS		100.0%	$1,318,328,032
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At October 31, 2023, the aggregate value of these securities was $96,698,955 representing 7.3% of net assets.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	127,999	1,066.66	0.0
Farmers Business Network, Inc.	11/03/2017	562	10,377	2,934	5.22	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	35,374	15.38	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	27	6,116
	11/05/2019	45	12,894
	01/28/2020	40	13,606
	03/13/2020	54	14,072
	03/18/2020	48	10,352
	08/12/2020	50	13,944
	01/13/2022	206	61,180
		470	132,164	0	0.00	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0
Snowline Gold Corp. (OTC US)	09/01/2023	3,565	13,943	10,819	3.03	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	8,533	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	88,641	73.50	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	192,056	73.50	0.1
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	5	5.22	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	49,462	15.38	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
KoBold Metals Co. Series B-1	01/10/2022	3,900	$106,903	$166,847	$42.78	0.0%
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	54,547	13.13	0.0
Escrows and Litigation Trusts
Ant International Co., Ltd.	08/14/2023	116,460	116,460	114,037	0.98	0.0
Warrants
Osisko Mining, Inc. Expires 02/22/2028	02/06/2023	12,001	3,803	1,624	0.14	0.0
				$852,878		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2023.
(11)	Interest Only
(12)	Principal amount of security is adjusted for inflation.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	The rate shown is the 7-day yield as of October 31, 2023.
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
OTC—Over the Counter
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
127	Short	U.S. Treasury 10 Year Notes	December 2023	$13,959,898	$13,483,828	$ 476,070
14	Short	U.S. Treasury 2 Year Notes	December 2023	2,842,246	2,833,907	8,339
36	Short	U.S. Treasury Long Bonds	December 2023	4,317,980	3,939,750	378,230
16	Short	U.S. Treasury Ultra Bonds	December 2023	2,038,898	1,801,000	237,898
						$1,100,537
						Unrealized (Depreciation)
467	Long	MSCI EAFE Index	December 2023	$ 49,166,960	$ 46,095,235	$ (3,071,725)
882	Long	S&P 500 E-Mini Index	December 2023	199,189,562	185,760,225	(13,429,337)
122	Long	U.S. Treasury 5 Year Notes	December 2023	12,946,784	12,746,140	(200,644)
						$(16,701,706)
		Net Unrealized Appreciation (Depreciation)				$(15,601,169)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,381,815	$—	$1,381,815
Aerospace/Defense	7,463,403	3,064,572	—	10,527,975
Agriculture	4,476,387	1,328,659	2,934	5,807,980
Apparel	1,299,629	1,924,026	—	3,223,655
Auto Manufacturers	9,070,519	5,546,224	—	14,616,743
Auto Parts & Equipment	1,546,164	3,546,754	—	5,092,918
Banks	22,491,831	19,360,924	—	41,852,755
Beverages	5,931,032	4,348,826	—	10,279,858
Biotechnology	4,766,949	637,359	—	5,404,308
Building Materials	2,584,189	89,625	—	2,673,814
Chemicals	7,227,935	7,922,760	—	15,150,695
Commercial Services	6,813,844	4,889,896	35,374	11,739,114
Computer Graphics	—	—	127,999	127,999
Computers	33,039,542	2,592,954	—	35,632,496
Cosmetics/Personal Care	10,211,717	5,813,393	—	16,025,110
Distribution/Wholesale	338,486	3,708,132	—	4,046,618
Diversified Financial Services	22,098,177	1,894,746	—	23,992,923
Electric	12,859,774	5,137,726	—	17,997,500
Electrical Components & Equipment	1,564,698	3,122,434	—	4,687,132
Electronics	3,046,146	3,281,397	—	6,327,543
Engineering & Construction	—	1,336,389	—	1,336,389
Environmental Control	1,195,842	12,673	—	1,208,515
Food	5,365,188	8,786,812	—	14,152,000
Food Service	—	2,350,570	—	2,350,570
Gas	—	396,161	—	396,161
Healthcare-Products	17,159,165	6,011,404	—	23,170,569
Healthcare-Services	22,054,462	1,474,031	—	23,528,493
Home Builders	395,121	637,771	—	1,032,892
Home Furnishings	—	3,032,925	—	3,032,925

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Insurance	$28,531,692	$16,629,740	$—	$45,161,432
Internet	65,464,203	2,324,064	—	67,788,267
Iron/Steel	2,369,447	671,615	—	3,041,062
Lodging	1,881,511	184,234	—	2,065,745
Machinery-Construction & Mining	633,618	2,965,589	—	3,599,207
Machinery-Diversified	4,995,440	2,212,625	—	7,208,065
Mining	10,101,020	11,903,283	0	22,004,303
Miscellaneous Manufacturing	5,352,456	5,847,446	—	11,199,902
Oil & Gas	27,234,437	9,827,043	—	37,061,480
Packaging & Containers	663,843	1,540,540	—	2,204,383
Pharmaceuticals	35,511,603	16,973,201	—	52,484,804
Private Equity	1,197,944	442,812	—	1,640,756
Real Estate	225,626	3,133,181	—	3,358,807
REITS	23,269,399	3,239,798	—	26,509,197
Retail	21,260,023	4,837,539	—	26,097,562
Semiconductors	43,256,112	13,081,365	—	56,337,477
Software	64,269,105	2,505,931	—	66,775,036
Telecommunications	7,262,300	5,596,744	—	12,859,044
Transportation	8,800,885	751,408	—	9,552,293
Other Industries	13,110,175	—	—	13,110,175
Preferred Stocks	—	415,132	—	415,132
Convertible Preferred Stocks	—	—	560,091	560,091
Corporate Bonds & Notes	—	146,351,521	—	146,351,521
Loans	—	4,797,616	—	4,797,616
Asset Backed Securities	—	10,103,775	—	10,103,775
Collateralized Mortgage Obligations	—	26,166,537	—	26,166,537
U.S. Government & Agency Obligations	—	208,755,566	—	208,755,566
Foreign Government Obligations	—	4,594,479	—	4,594,479
Municipal Securities	—	9,393,459	—	9,393,459
Escrows and Litigation Trusts	—	—	114,037	114,037
Purchased Options	951,025	—	—	951,025
Warrants	—	1,624	—	1,624
Short-Term Investments:
U.S. Government	—	3,334,791	—	3,334,791
Other Short-Term Investments	132,435,214	—	—	132,435,214
Total Investments at Value	$701,777,278	$622,213,616	$840,435	$1,324,831,329
Other Financial Instruments:†
Futures Contracts	$1,100,537	$—	$—	$1,100,537
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,701,706	$—	$—	$16,701,706
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.0%
Domestic Equity Investment Companies — 49.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,091,199	$ 149,444,451
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,802,629	125,593,793
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	15,991,780	215,409,278
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,049,270	51,805,511
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,207,889	92,435,473
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,866,361	44,527,200
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	8,413,597	151,360,617
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,339,410	274,872,842
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	800,927	9,418,901
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,393,271	37,054,517
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,595,043	195,584,484
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,254,346	61,645,473
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,201,865	56,993,199
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,220,702	58,347,649
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,605,956	80,781,826
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,237,248	237,164,620
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,330,267	75,956,308
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	10,184,208	205,721,007
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	26,840,435	835,811,144
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,298,752	146,389,977
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	19,753,233	241,779,576
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,805,149	240,588,929
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,945,183	48,249,582
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,284,788	43,276,359
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,704,914	100,069,724
Total Domestic Equity Investment Companies (cost $3,791,715,559)		3,780,282,440
Domestic Fixed Income Investment Companies — 24.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	14,770,467	127,321,423
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	42,412,175	402,067,419
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,038,240	53,657,262
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	16,928,099	187,055,491
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	9,529,315	$ 85,954,422
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,738,660	93,783,294
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	59,286,527	457,691,989
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,152,614	41,578,334
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	32,935,688	401,815,389
Total Domestic Fixed Income Investment Companies (cost $2,207,330,742)		1,850,925,023
International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	15,630,473	121,448,776
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,668,913	21,111,755
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	8,160,780	119,392,204
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,647,427	64,719,507
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,448,176	24,033,788
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,133,175	125,187,227
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	12,877,410	108,942,887
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,321,251	42,080,251
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,737,434	59,898,813
Total International Equity Investment Companies (cost $721,607,218)		686,815,208
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $25,911,771)	2,379,888	20,609,827
Total Affiliated Investment Companies (cost $6,746,565,290)		6,338,632,498
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government — 14.1%
United States Treasury Notes
1.25%, 08/15/2031	$436,758,800	334,529,943
1.38%, 11/15/2031	135,978,300	104,363,345
1.63%, 05/15/2031(2)	59,978,700	47,755,697
1.88%, 02/15/2032	64,251,700	51,062,532
2.75%, 08/15/2032	53,057,100	44,882,991
2.88%, 05/15/2032	218,158,900	187,199,085
3.38%, 05/15/2033	113,429,100	100,296,137
3.50%, 02/15/2033	109,188,300	97,740,589
3.88%, 08/15/2033	45,627,300	41,998,504
4.13%, 11/15/2032	69,476,300	65,454,274
Total U.S. Government & Agency Obligations (cost $1,252,425,495)		1,075,283,097
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,750.00; Counterparty: Bank of America N.A.)	70,000	3,383,833

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,750.00; Counterparty: UBS AG)	360,000	$ 17,402,569
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,600.00; Counterparty: Goldman Sachs International)	290,000	12,771,960
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Bank of America N.A.)	70,000	6,256,799
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Citibank, N.A.)	160,000	14,301,254
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: UBS AG)	40,000	3,575,313
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/17/2024; Strike Price: $3,625.00; Counterparty: Citibank, N.A.)	100,000	5,520,598
Total Purchased Options (cost $58,333,901)		63,212,326
Total Long-Term Investment Securities (cost $8,057,324,686)		7,477,127,921
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
AllianceBernstein Government STIF Portfolio, Class AB 5.44%(3) (cost $206,249,550)	206,249,549	$ 206,249,549
TOTAL INVESTMENTS (cost $8,263,574,236)	100.6%	7,683,377,470
Other assets less liabilities	(0.6)	(46,262,005)
NET ASSETS	100.0%	$7,637,115,465
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2023.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4,600	Long	S&P 500 E-Mini Index	December 2023	$1,004,334,975	$968,817,500	$(35,517,475)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$6,338,632,498	$—	$—	$6,338,632,498
U.S. Government & Agency Obligations	—	1,075,283,097	—	1,075,283,097
Purchased Options	—	63,212,326	—	63,212,326
Short-Term Investments	206,249,549	—	—	206,249,549
Total Investments at Value	$6,544,882,047	$1,138,495,423	$—	$7,683,377,470
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$35,517,475	$—	$—	$35,517,475
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.3%
Domestic Equity Investment Companies — 56.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,041,445	$ 93,115,492
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,050,252	108,402,968
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	13,989,086	188,432,994
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,692,770	48,147,821
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,633,427	39,211,727
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,136,456	65,298,569
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,030,272	18,534,589
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,842,268	146,319,967
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,434,998	75,675,581
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,201,723	24,042,813
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	8,855,268	163,468,248
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,604,861	23,254,431
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,596,486	46,217,447
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,424,609	104,767,324
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,075,187	10,790,973
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,198,870	118,145,713
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,732,486	187,853,582
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	11,122,977	211,002,873
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,978,599	42,445,030
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	4,779,289	96,541,633
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	13,831,637	430,717,187
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,522,365	132,694,514
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,447,682	127,879,629
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,607,103	216,172,768
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,916,052	35,663,318
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,591,314	26,172,271
Total Domestic Equity Investment Companies (cost $3,054,746,302)		2,780,969,462
Domestic Fixed Income Investment Companies — 15.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	6,342,971	54,676,414
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,877,125	141,035,147
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,545,948	27,114,351
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,069,992	$ 78,123,408
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,183,256	46,752,967
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,984,880	48,004,396
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,441,422	204,127,775
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,300,114	16,830,583
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	12,738,395	155,408,415
Total Domestic Fixed Income Investment Companies (cost $914,753,454)		772,073,456
International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,045,367	70,282,499
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,266,114	16,016,341
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	3,998,773	58,502,051
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,177,283	47,871,657
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,090,073	14,567,812
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,114,082	72,202,138
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	5,624,129	47,580,133
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	5,283,430	66,941,060
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,073,514	94,727,487
Total International Equity Investment Companies (cost $526,843,504)		488,691,178
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $25,089,784)	2,222,602	19,247,730
Total Affiliated Investment Companies (cost $4,521,433,044)		4,060,981,826
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government — 14.1%
United States Treasury Notes
1.25%, 08/15/2031	$274,355,100	210,138,859
1.38%, 11/15/2031	91,046,800	69,878,419
1.63%, 05/15/2031	42,352,400	33,721,444
1.88%, 02/15/2032	54,406,600	43,238,370
2.75%, 08/15/2032	35,314,800	29,874,114
2.88%, 05/15/2032	135,690,600	116,434,196
3.38%, 05/15/2033	88,553,700	78,300,842
3.50%, 02/15/2033	47,784,100	42,774,236
3.88%, 08/15/2033	30,158,600	27,760,049
4.13%, 11/15/2032(2)	45,981,000	43,319,131
Total U.S. Government & Agency Obligations (cost $808,283,809)		695,439,660

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,750.00; Counterparty: Bank of America N.A.)	60,000	$ 2,900,428
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,750.00; Counterparty: UBS AG)	230,000	11,118,308
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,600.00; Counterparty: Goldman Sachs International)	180,000	7,927,424
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Bank of America N.A.)	50,000	4,469,142
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: Citibank, N.A.)	70,000	6,256,798
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/19/2024; Strike Price: $3,925.00; Counterparty: UBS AG)	40,000	3,575,313
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/17/2024; Strike Price: $3,625.00; Counterparty: Citibank, N.A.)	60,000	3,312,359
Total Purchased Options (cost $37,177,163)		39,559,772
Total Long-Term Investment Securities (cost $5,366,894,016)		4,795,981,258
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 5.44%(3) (cost $165,923,676)	165,923,676	$ 165,923,676
TOTAL INVESTMENTS (cost $5,532,817,692)	100.6%	4,961,904,934
Other assets less liabilities	(0.6)	(29,413,502)
NET ASSETS	100.0%	$4,932,491,432
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2023.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,100	Long	S&P 500 E-Mini Index	December 2023	$232,349,234	$231,673,750	$(675,484)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,060,981,826	$—	$—	$4,060,981,826
U.S. Government & Agency Obligations	—	695,439,660	—	695,439,660
Purchased Options	—	39,559,772	—	39,559,772
Short-Term Investments	165,923,676	—	—	165,923,676
Total Investments at Value	$4,226,905,502	$734,999,432	$—	$4,961,904,934
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$675,484	$—	$—	$675,484
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.9%
Domestic Equity Investment Companies — 48.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,616,366	$174,893,636
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,202,692	26,938,923
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,828,030	18,463,101
Total Domestic Equity Investment Companies (cost $196,074,623)		220,295,660
Domestic Fixed Income Investment Companies — 25.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,119,497	55,197,864
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,307,156	60,737,910
Total Domestic Fixed Income Investment Companies (cost $131,566,284)		115,935,774
International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $41,761,750)	3,747,487	42,946,205
Total Affiliated Investment Companies (cost $369,402,657)		379,177,639
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,550) (cost $2,210,087)	569	310,105
Total Long-Term Investment Securities (cost $371,612,744)		379,487,744
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.9%
Unaffiliated Investment Companies — 15.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(2)	71,037,536	$ 71,037,536
T. Rowe Price Treasury Reserve Fund 5.40%(2)	1,112	1,112
		71,038,648
U.S. Government — 1.4%
United States Treasury Bills
5.19%, 12/14/2023(3)	$ 6,380,000	6,339,668
Total Short-Term Investments (cost $77,379,692)		77,378,316
TOTAL INVESTMENTS (cost $448,992,436)	99.9%	456,866,060
Other assets less liabilities	0.1	679,406
NET ASSETS	100.0%	$457,545,466
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The rate shown is the 7-day yield as of October 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
66	Long	E-Mini Russell 2000 Index	December 2023	$ 6,187,478	$ 5,505,720	$ (681,758)
147	Long	MSCI EAFE Index	December 2023	15,476,729	14,509,635	(967,094)
373	Long	S&P 500 E-Mini Index	December 2023	84,237,839	78,558,462	(5,679,377)
36	Long	S&P Mid Cap 400 E-Mini Index	December 2023	9,373,936	8,550,360	(823,576)
						$(8,151,805)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$379,177,639	$—	$—	$379,177,639
Purchased Options	310,105	—	—	310,105
Short-Term Investments:
U.S. Government	—	6,339,668	—	6,339,668
Other Short-Term Investments	71,038,648	—	—	71,038,648
Total Investments at Value	$450,526,392	$6,339,668	$—	$456,866,060
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,151,805	$—	$—	$8,151,805
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to preform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a policies and procedures and has established a pricing review committee to determine fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.
    Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
    The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio’s objectives for using derivative instruments for the period ended October 31, 2023:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	—	—	4
SA Emerging Markets Equity Index	5	—	—	—	—	—
SA Federated Hermes Corporate Bond	2	—	—	—	—	—
SA Franklin Tactical Opportunities	5	—	6	—	—	—
SA Goldman Sachs Global Bond	2	1, 7	1, 2, 7	2, 7	3, 4	—
SA Goldman Sachs Multi-Asset Insights	4	—	—	—	4	—
SA International Index	5	—	—	—	—	—
SA JPMorgan Diversified Balanced	2, 5	1	—	—	—	—
SA JPMorgan Emerging Markets	5	—	—	—	—	—
SA JPMorgan MFS Core Bond	2	—	—	—	—	—
SA Large Cap Growth Index	5	—	—	—	—	—
SA Large Cap Index	5	—	—	—	—	—
SA Large Cap Value Index . . . . . . . . . . . . .	5	—	—	—	—	—
SA MFS Total Return . . . . . . . . . . . . . . . . . .	2	—	—	—	—	—
SA Mid Cap Index	5	—	—	—	—	—
SA PIMCO VCP Tactical Balanced . . . . . .	2, 5	7	2, 5, 6	2, 5	3, 5, 6	—
SA Putnam International Growth and Income	—	7	—	—	—	—
SA Schroders VCP Global Allocation . . . .	2, 5	7	5, 6	—	5	—
SA Small Cap Index . . . . . . . . . . . . . . . . . . .	5	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	2	—	5	—	3	—
SA T. Rowe Price VCP Balanced . . . . . . . .	2, 5	—	5	—	—	—
SA VCP Dynamic Allocation . . . . . . . . . . .	6	—	6	—	—	—
SA VCP Dynamic Strategy . . . . . . . . . . . . .	6	—	6	—	—	—
SA VCP Index Allocation . . . . . . . . . . . . . .	5	—	5	—	—	—

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 2 — Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2023, transactions in these securities were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
iShares U.S. Fixed Income Balanced Risk Factor ETF - Exchange Traded Fund	$494,666	$—	$16,710,000	$—	$2,562,589	$(509,260)	$(216,194)	$13,421,957
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,613,794	$216,006	$139,707	$11,938	$(278,753)	$2,423,278

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SA Fixed Income Index Portfolio, Class 1	$—	$—	$16,289,498	$2,233,738	$928,297	$(137,775)	$(727,586)	$16,729,578
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,243,033	2,105,740	974,866	(58,095)	(206,710)	18,109,102
SA International Index Portfolio, Class 1	—	—	22,171,771	1,821,649	2,178,191	259,785	(1,341,029)	20,733,986
SA Large Cap Index Portfolio, Class 1	—	—	19,786,415	1,707,128	1,315,030	329,718	473,302	20,981,533
SA Mid Cap Index Portfolio, Class 1	—	—	4,782,704	368,643	436,162	56,566	(527,257)	4,244,494
SA Small Cap Index Portfolio, Class 1	—	—	1,842,030	357,289	294,630	20,225	(281,189)	1,643,724
	$—	$—	$84,729,245	$8,810,193	$6,266,883	$482,362	$(2,889,222)	$84,865,695

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$ 4,281,910	$ 351,055	$ 193,822	$ (7,583)	$ (438,347)	$ 3,993,213
SA Fixed Income Index Portfolio, Class 1	—	—	10,218,108	1,325,156	480,453	(77,510)	(475,255)	10,510,046
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,816,377	1,595,367	519,217	(33,301)	(146,339)	11,712,887
SA International Index Portfolio, Class 1	—	—	26,309,332	2,123,889	2,072,624	312,031	(1,670,280)	25,002,348
SA Large Cap Index Portfolio, Class 1	—	—	23,804,780	2,018,323	1,306,611	370,143	559,951	25,446,586
SA Mid Cap Index Portfolio, Class 1	—	—	5,570,088	424,843	336,459	54,441	(614,842)	5,098,071
SA Small Cap Index Portfolio, Class 1	—	—	3,575,501	472,483	257,257	(12,936)	(486,498)	3,291,293
	$—	$—	$ 84,576,096	$ 8,311,116	$ 5,166,443	$ 605,285	$ (3,271,610)	$ 85,054,444

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Emerging Markets Index Portfolio, Class 1	$—	$—	$ 15,751,699	$ 714,202	$ 582,985	$ (20,192)	$ (1,586,314)	$ 14,276,410
SA Fixed Income Index Portfolio, Class 1	—	—	15,384,712	1,304,816	575,595	(90,309)	(710,354)	15,313,270
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,355,503	2,547,657	692,193	(44,889)	(249,188)	18,916,890
SA International Index Portfolio, Class 1	—	—	123,830,320	5,449,364	7,448,174	989,223	(7,182,481)	115,638,252
SA Large Cap Index Portfolio, Class 1	—	—	100,853,784	5,783,546	5,232,016	1,840,402	2,223,418	105,469,134
SA Mid Cap Index Portfolio, Class 1	—	—	27,681,874	1,162,864	1,341,508	279,896	(3,032,575)	24,750,551
SA Small Cap Index Portfolio, Class 1	—	—	15,885,729	2,121,598	587,225	10,326	(2,270,880)	15,159,548
	$—	$—	$ 316,743,621	$ 19,084,047	$ 16,459,696	$ 2,964,457	$ (12,808,374)	$ 309,524,055

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,602,246	$4,866,390	$2,519,495	$(276,700)	$(2,126,632)	$45,545,809
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,895,838	3,797,531	2,646,033	(107,920)	(623,454)	49,315,962
SA International Index Portfolio, Class 1	—	—	22,566,084	1,245,851	1,702,113	274,455	(1,408,435)	20,975,842
SA Large Cap Index Portfolio, Class 1	—	—	94,154,673	5,183,851	7,057,375	2,354,735	1,306,644	95,942,528
SA Mid Cap Index Portfolio, Class 1	—	—	13,712,020	660,968	1,940,138	354,365	(1,669,831)	11,117,384
SA Small Cap Index Portfolio, Class 1	—	—	12,500,362	1,709,630	1,138,668	(18,471)	(1,727,466)	11,325,387

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
	$—	$—	$237,431,223	$17,464,221	$17,003,822	$2,580,464	$(6,249,174)	$234,222,912

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$ 44,017,254	$ 2,751,047	$ 2,070,551	$ (223,154)	$ (2,009,053)	$ 42,465,543
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	46,535,904	4,667,120	2,278,679	(55,848)	(685,082)	48,183,415
SA International Index Portfolio, Class 1	—	—	66,783,501	1,683,041	5,217,856	347,747	(3,526,834)	60,069,599
SA Large Cap Index Portfolio, Class 1	—	—	224,243,577	5,751,217	14,708,208	4,124,187	4,753,268	224,164,041
SA Mid Cap Index Portfolio, Class 1	—	—	48,218,669	1,168,152	2,489,774	460,268	(5,172,229)	42,185,086
SA Small Cap Index Portfolio, Class 1	—	—	23,055,024	2,986,603	1,447,733	(14,741)	(3,218,273)	21,360,880
	$—	$—	$ 452,853,929	$ 19,007,180	$ 28,212,801	$ 4,638,459	$ (9,858,203)	$ 438,428,564

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$ 58,333,804	$4,626,619	$2,433,734	$(372,502)	$ (2,675,767)	$57,478,420
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,949,530	12,894,957	2,929,524	(134,364)	(1,025,044)	70,755,555
SA International Index Portfolio, Class 1	—	—	240,895,918	7,182,596	17,667,902	906,292	(12,667,693)	218,649,211
SA Large Cap Index Portfolio, Class 1	—	—	656,539,889	20,078,515	38,059,731	10,778,195	15,225,314	664,562,182
SA Mid Cap Index Portfolio, Class 1	—	—	128,248,955	3,697,816	4,985,029	443,955	(13,132,707)	114,272,990
SA Small Cap Index Portfolio, Class 1	—	—	61,692,883	7,853,323	3,003,065	(26,429)	(8,660,773)	57,855,939
	$—	$—	$ 1,207,660,979	$ 56,333,826	$ 69,078,985	$ 11,595,147	$ (22,936,670)	$ 1,183,574,297

†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
American International Group, Inc. - Common Stock	$ 61,504	$ -	$ 3,862,995	$ 7,134	$ 347,056	$ 47,677	$ (182,085)	$ 3,388,665
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
American International Group, Inc. - Common Stock	$17,417	$—	$918,966	$166,029	$97,089	$6,245	$4,160	$998,311
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$153,399,506	$144,095	$20,177,648	$(1,772,563)	$(4,271,967)	$127,321,423
SA Columbia Focused Value Portfolio, Class 1	—	—	192,512,834	180,119	25,227,060	3,522,966	(21,544,408)	149,444,451
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	473,539,040	20,468,309	65,582,356	(12,080,265)	(14,277,309)	402,067,419

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SA Multi-Managed International Equity Portfolio, Class 1	$—	$—	$147,885,592	$136,890	$19,135,597	$2,229,061	$(9,667,170)	$121,448,776
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	147,960,295	144,095	32,427,648	(15,445,616)	25,362,667	125,593,793
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	270,798,424	241,359	43,805,060	(9,122,154)	(2,703,291)	215,409,278
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	62,981,739	57,638	8,071,060	(4,357,872)	1,195,066	51,805,511
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	116,878,847	93,662	13,120,471	720,549	(12,137,114)	92,435,473
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	67,325,478	50,433	14,281,048	(1,412,796)	(7,154,867)	44,527,200
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	187,570,813	158,505	63,693,765	(19,646,233)	46,971,297	151,360,617
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	319,076,980	10,302,600	84,414,563	14,340,215	15,567,610	274,872,842
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	14,025,442	21,614	3,031,647	(1,491,725)	(104,783)	9,418,901
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	60,820,867	64,843	9,084,942	(53,872)	1,910,366	53,657,262
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	26,635,397	2,021,614	5,031,647	(626,986)	(1,886,623)	21,111,755
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	220,107,885	5,223,348	29,443,266	(4,390,648)	(4,441,828)	187,055,491
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	52,099,832	57,638	8,071,059	1,158,911	(8,190,805)	37,054,517
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	147,873,753	136,890	28,173,766	1,667,732	(2,112,405)	119,392,204
SA Fixed Income Index Portfolio, Class 1	—	—	103,631,587	93,662	13,120,471	(889,430)	(3,760,926)	85,954,422
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	109,212,639	3,122,480	17,156,001	(440,826)	(954,998)	93,783,294
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	258,346,301	219,745	43,168,280	(7,324,211)	(12,489,071)	195,584,484
SA Franklin Small Company Value Portfolio, Class 1	—	—	81,156,976	72,048	10,088,825	(4,318,089)	(5,176,637)	61,645,473
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	62,840,746	54,036	7,574,118	1,137,647	534,888	56,993,199
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	26,513,420	28,819	4,035,530	(748,454)	(1,148,428)	20,609,827
SA International Index Portfolio, Class 1	—	—	78,088,752	72,048	10,088,825	1,907,007	(5,259,475)	64,719,507
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	75,581,907	5,100,867	14,124,354	(10,331,191)	2,120,420	58,347,649
SA Janus Focused Growth Portfolio, Class 1	—	—	89,379,877	86,457	18,356,589	(1,442,796)	11,114,877	80,781,826
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	25,613,143	4,025,217	3,653,095	888,845	(2,840,322)	24,033,788
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	327,305,537	270,179	66,847,079	3,866,910	(27,430,927)	237,164,620
SA JPMorgan Global Equities Portfolio, Class 1	—	—	139,852,015	129,686	18,159,884	(216,353)	3,581,763	125,187,227
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	523,998,755	31,533,152	71,906,664	(6,418,156)	(19,515,098)	457,691,989
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	91,690,406	93,662	13,120,471	(5,417,285)	2,709,996	75,956,308
SA Large Cap Growth Index Portfolio, Class 1	—	—	130,199,978	88,730,552	30,257,720	8,288,216	8,759,981	205,721,007
SA Large Cap Index Portfolio, Class 1	—	—	924,963,701	925,812	129,573,892	57,809,893	(18,314,370)	835,811,144
SA Large Cap Value Index Portfolio, Class 1	—	—	129,160,010	39,262,107	22,137,129	4,059,645	(3,954,656)	146,389,977
SA MFS Blue Chip Growth, Class 1	—	—	273,392,171	10,262,974	75,958,210	9,550,882	24,531,759	241,779,576
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	279,689,223	284,588	39,858,356	1,651,238	(1,177,764)	240,588,929
SA Mid Cap Index Portfolio, Class 1	—	—	61,246,774	54,036	7,574,118	1,834,878	(7,311,988)	48,249,582
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	136,047,607	126,083	19,086,605	448,983	(8,593,181)	108,942,887
SA PIMCO RAE International Value Portfolio, Class 1	—	—	59,276,720	54,036	16,497,782	(4,233,413)	3,480,690	42,080,251
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	45,581,477	39,626	5,556,353	(410,756)	1,924,340	41,578,334
SA Putnam International Growth and Income Portfolio, Class 1	—	—	63,524,396	6,561,240	8,664,336	(459,619)	(1,062,868)	59,898,813
SA Small Cap Index Portfolio, Class 1	—	—	67,862,969	46,831	16,855,398	771,434	(8,549,477)	43,276,359
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	107,265,299	108,071	15,138,235	(6,165,888)	14,000,477	100,069,724
SA Wellington Government & Quality Bond Portfolio, Class 1	9,426,386	—	488,640,948	29,869,478	81,651,491	(13,861,707)	(21,181,839)	401,815,389
	$9,426,386	$—	$7,421,556,058	$260,731,144	$1,252,982,414	$(17,223,892)	$(73,448,398)	$6,338,632,498

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$66,282,296	$256,185	$9,254,716	$(713,045)	$(1,894,306)	$54,676,414
SA Columbia Focused Value Portfolio, Class 1	—	—	92,867,052	27,974,417	17,120,214	1,157,192	(11,762,955)	93,115,492
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	164,260,034	10,683,161	24,645,909	(4,905,721)	(4,356,418)	141,035,147
SA Multi-Managed International Equity Portfolio, Class 1	—	—	85,835,213	322,604	11,588,990	921,648	(5,207,976)	70,282,499
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	136,128,169	521,859	37,397,317	(12,793,473)	21,943,730	108,402,968
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	266,658,726	853,951	68,312,386	(5,495,230)	(5,272,067)	188,432,994
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,372,497	237,209	8,565,108	(5,880,707)	2,983,930	48,147,821
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	49,714,606	161,302	5,826,673	78,640	(4,916,148)	39,211,727
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	95,443,982	303,627	18,133,459	(8,546,410)	(3,769,171)	65,298,569
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	18,863,829	75,907	3,438,435	(3,329,516)	6,362,804	18,534,589

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2023 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$167,721,953	$664,184	$37,685,341	$6,482,506	$9,136,665	$146,319,967
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	100,223,491	351,069	12,672,760	(149,109)	(12,077,110)	75,675,581
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	31,170,578	142,325	5,147,065	(33,145)	981,658	27,114,351
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	21,829,510	56,930	3,858,826	(468,264)	(1,543,009)	16,016,341
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	89,534,645	5,360,557	13,149,982	(2,308,437)	(1,313,375)	78,123,408
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	33,938,792	151,814	5,476,869	(217,657)	(4,353,267)	24,042,813
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	68,945,905	284,650	10,274,129	504,890	(959,265)	58,502,051
SA Fixed Income Index Portfolio, Class 1	—	—	56,617,979	208,744	7,535,695	(512,807)	(2,025,254)	46,752,967
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	57,380,278	246,697	8,904,912	(104,344)	(613,323)	48,004,396
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	216,007,457	768,556	36,868,338	(2,364,910)	(14,074,517)	163,468,248
SA Franklin Small Company Value Portfolio, Class 1	—	—	31,926,017	113,860	5,107,652	(1,367,777)	(2,310,017)	23,254,431
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	55,004,313	208,744	10,335,695	1,324,050	16,035	46,217,447
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	130,033,184	493,394	17,799,823	(3,195,876)	(4,763,555)	104,767,324
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	25,024,742	113,860	4,107,652	(978,250)	(804,970)	19,247,730
SA International Index Portfolio, Class 1	—	—	72,966,401	284,650	22,593,636	3,840,670	(6,626,428)	47,871,657
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	15,455,861	85,395	3,088,238	(1,230,753)	(431,292)	10,790,973
SA Janus Focused Growth Portfolio, Class 1	—	—	131,557,764	531,347	28,327,120	(2,060,668)	16,444,390	118,145,713
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,030,363	3,856,930	2,194,716	(642,699)	(482,066)	14,567,812
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	251,568,424	891,904	46,065,794	(187,882)	(18,353,070)	187,853,582
SA JPMorgan Global Equities Portfolio, Class 1	—	—	81,816,472	322,604	11,943,346	(616,737)	2,623,145	72,202,138
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	239,860,643	967,811	44,920,039	840,332	14,254,126	211,002,873
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	221,333,052	27,929,858	33,688,241	(3,776,040)	(7,670,854)	204,127,775
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,593,010	218,232	7,885,498	(1,474,301)	(6,413)	42,445,030
SA Large Cap Growth Index Portfolio, Class 1	—	—	71,409,323	31,886,464	15,265,935	3,473,547	5,038,234	96,541,633
SA Large Cap Index Portfolio, Class 1	—	—	477,259,492	1,916,646	69,080,469	31,464,938	(10,843,420)	430,717,187
SA Large Cap Value Index Portfolio, Class 1	—	—	128,576,105	25,857,254	21,459,373	3,143,037	(3,422,509)	132,694,514
SA MFS Blue Chip Growth, Class 1	—	—	135,899,139	578,789	25,888,062	(4,670,311)	21,960,074	127,879,629
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	250,883,641	1,005,765	36,219,256	302,284	200,334	216,172,768
SA Mid Cap Index Portfolio, Class 1	—	—	46,378,051	189,767	6,846,086	1,562,630	(5,621,044)	35,663,318
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	35,490,337	20,342,325	5,446,023	(928,389)	(1,878,117)	47,580,133
SA PIMCO RAE International Value Portfolio, Class 1	—	—	100,541,495	370,045	32,899,298	(3,549,230)	2,478,048	66,941,060
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	18,553,339	66,418	2,408,630	(337,179)	956,635	16,830,583
SA Putnam International Growth and Income Portfolio, Class 1	—	—	107,012,541	7,598,510	17,544,848	3,351,758	(5,690,474)	94,727,487
SA Small Cap Index Portfolio, Class 1	—	—	35,074,637	132,837	4,887,122	399,922	(4,548,003)	26,172,271
SA Wellington Government & Quality Bond Portfolio, Class 1	3,648,258	—	184,905,466	24,435,791	40,148,918	(8,063,760)	(5,720,164)	155,408,415
	$3,648,258	$—	$4,792,950,804	$200,024,948	$862,008,594	$(22,054,583)	$(47,930,749)	$4,060,981,826

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$57,921,466	$3,958,760	$3,749,325	$(567,926)	$(2,365,111)	$55,197,864
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,639,718	4,016,308	4,000,631	(237,884)	(679,600)	60,737,910
SA International Index Portfolio, Class 1	—	—	48,479,436	1,170,574	4,415,696	632,379	(2,920,488)	42,946,205
SA Large Cap Index Portfolio, Class 1	—	—	178,120,968	4,340,852	14,646,518	5,133,465	1,944,869	174,893,636
SA Mid Cap Index Portfolio, Class 1	—	—	32,794,736	736,976	3,460,285	528,197	(3,660,701)	26,938,923
SA Small Cap Index Portfolio, Class 1	—	—	20,628,615	2,441,314	1,768,336	(79,305)	(2,759,187)	18,463,101
	$—	$—	$399,584,939	$16,664,784	$32,040,791	$5,408,926	$(10,440,218)	$379,177,639

†	Includes reinvestment of distributions paid.
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.